UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Spartan®

500 Index

Fund -

Institutional Class

Fidelity Advantage® Institutional Class

Annual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	15.47%	16.15%	7.97%
Fidelity Advantage® Institutional Class B	15.50%	16.16%	7.97%

A The initial offering of Institutional Class shares took place on May 4, 2011. Returns between October 14, 2005 and May 4, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class, the original class of the fund.

B The initial offering of Fidelity Advantage® Institutional Class shares took place on May 4, 2011. Returns between October 14, 2005 and May 4, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Institutional Class on February 28, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on May 4, 2011. See footnote A above for additional information regarding the performance of Institutional Class.
Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near its all-time high for the 12 months ending February 28, 2015, supported by low interest rates and the relative strength of the U.S. economy and dollar. The large-cap S&P 500® Index returned 15.51%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 16.58%, while the small-cap Russell 2000® Index returned 5.63%, rallying from early-period weakness amid growth and valuation worries. Among S&P 500® sectors, all except one notched a double-digit gain, led by health care (+24%), information technology (+22%) and consumer staples (+22%). Energy (-7%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning midyear and attributed to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about economic growth and Ebola, as well as unrest in Syria, Iraq and Ukraine. Nevertheless, the index finished the period well above its mid-October nadir, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate, and consumer confidence that declined only slightly from its 11-year high reached in January.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® 500 Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 15.47% and 15.50%, respectively, roughly in line with the S&P 500® Index. Apple (+74%) was by far the fund's biggest individual contributor, as this well-known maker of mobile devices and personal computers continued to generate strong financial results. Also within information technology, semiconductor manufacturer Intel saw its stock return 38% for the review period on increased optimism about the prospects for chipmakers. In the financials sector, Berkshire Hathaway (+27%), an insurance-focused conglomerate led by famed investor Warren Buffett, added value. Many of the fund's biggest individual detractors were energy stocks hurt by a sharply falling oil price, including energy producers Exxon Mobil (-5%), Occidental Petroleum (-14%) and Chevron (-4%). Another meaningful detractor in this sector was oil-field services companies Halliburton (-24%). Elsewhere, the biggest individual detractor was Internet search giant Google (-8%), whose earnings repeatedly lagged analysts' expectations due to rising expenses coupled with a more challenging environment for its core advertising business.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Investor Class	.095%
Actual		$ 1,000.00	$ 1,060.70	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.32	$ .48
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 1,060.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,061.10	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 1,061.20	$ .10
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.4
Exxon Mobil Corp.	2.0	2.4
Microsoft Corp.	1.9	1.9
Johnson & Johnson	1.5	1.6
Berkshire Hathaway, Inc. Class B	1.4	1.4
General Electric Co.	1.4	1.4
Wells Fargo & Co.	1.4	1.4
Procter & Gamble Co.	1.2	1.2
JPMorgan Chase & Co.	1.2	1.2
Pfizer, Inc.	1.1	1.0
	17.1
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.7	19.0
Financials	15.8	15.8
Health Care	14.6	13.4
Consumer Discretionary	12.3	11.7
Industrials	10.2	10.1
Consumer Staples	9.7	9.2
Energy	8.1	10.2
Materials	3.2	3.4
Utilities	3.0	3.0
Telecommunication Services	2.3	2.4

Annual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.4%
BorgWarner, Inc.	1,072,259	$ 65,901
Delphi Automotive PLC	1,396,257	110,081
Johnson Controls, Inc.	3,141,635	159,626
The Goodyear Tire & Rubber Co.	1,294,792	34,610
		370,218
Automobiles - 0.7%
Ford Motor Co.	18,149,758	296,567
General Motors Co.	6,364,602	237,463
Harley-Davidson, Inc.	1,010,452	64,234
		598,264
Distributors - 0.1%
Genuine Parts Co.	720,848	69,259
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,297,646	44,315
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	2,124,072	93,438
Chipotle Mexican Grill, Inc. (a)	146,252	97,253
Darden Restaurants, Inc. (d)	584,981	37,439
Marriott International, Inc. Class A	1,002,210	83,284
McDonald's Corp.	4,589,466	453,898
Royal Caribbean Cruises Ltd.	787,566	60,186
Starbucks Corp.	3,528,856	329,895
Starwood Hotels & Resorts Worldwide, Inc.	842,128	67,648
Wyndham Worldwide Corp.	581,287	53,176
Wynn Resorts Ltd.	382,008	54,436
Yum! Brands, Inc.	2,063,143	167,342
		1,497,995
Household Durables - 0.4%
D.R. Horton, Inc.	1,564,590	42,729
Garmin Ltd.	568,131	28,196
Harman International Industries, Inc.	323,109	44,586
Leggett & Platt, Inc. (d)	649,017	29,238
Lennar Corp. Class A (d)	842,074	42,281
Mohawk Industries, Inc. (a)	292,203	53,868
Newell Rubbermaid, Inc.	1,278,461	50,231
PulteGroup, Inc.	1,573,633	35,501
Whirlpool Corp.	367,225	77,833
		404,463
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	1,790,437	$ 680,653
Expedia, Inc.	465,489	42,709
Netflix, Inc. (a)(d)	284,110	134,927
Priceline Group, Inc. (a)	246,905	305,540
TripAdvisor, Inc. (a)(d)	525,724	46,921
		1,210,750
Leisure Products - 0.1%
Hasbro, Inc. (d)	533,424	33,240
Mattel, Inc.	1,597,851	42,055
		75,295
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (d)	1,032,312	19,387
CBS Corp. Class B	2,248,565	132,890
Comcast Corp. Class A (d)	12,149,381	721,430
DIRECTV (a)	2,368,465	209,846
Discovery Communications, Inc.:
Class A (a)(d)	700,258	22,618
Class C (non-vtg.) (a)(d)	1,288,723	39,319
Gannett Co., Inc. (d)	1,064,982	37,700
Interpublic Group of Companies, Inc.	1,972,297	43,982
News Corp. Class A (a)	2,352,565	40,641
Omnicom Group, Inc.	1,170,375	93,092
Scripps Networks Interactive, Inc. Class A	478,483	34,594
The Walt Disney Co. (d)	7,356,950	765,711
Time Warner Cable, Inc.	1,322,768	203,772
Time Warner, Inc.	3,954,159	323,687
Twenty-First Century Fox, Inc. Class A	8,744,404	306,054
Viacom, Inc. Class B (non-vtg.)	1,742,122	121,844
		3,116,567
Multiline Retail - 0.8%
Dollar General Corp. (a)	1,430,907	103,912
Dollar Tree, Inc. (a)	969,830	77,276
Family Dollar Stores, Inc.	452,979	35,668
Kohl's Corp.	952,640	70,305
Macy's, Inc.	1,628,315	103,756
Nordstrom, Inc.	663,901	53,398
Target Corp.	3,003,813	230,783
		675,098
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.4%
AutoNation, Inc. (a)	352,153	$ 21,657
AutoZone, Inc. (a)(d)	151,099	97,108
Bed Bath & Beyond, Inc. (a)(d)	873,558	65,220
Best Buy Co., Inc.	1,372,924	52,308
CarMax, Inc. (a)(d)	1,015,767	68,168
GameStop Corp. Class A (d)	511,738	18,919
Gap, Inc.	1,258,434	52,351
Home Depot, Inc.	6,214,649	713,131
L Brands, Inc.	1,159,401	106,503
Lowe's Companies, Inc.	4,588,076	339,931
O'Reilly Automotive, Inc. (a)(d)	478,397	99,569
PetSmart, Inc.	468,807	38,869
Ross Stores, Inc.	989,534	104,703
Staples, Inc. (d)	3,017,200	50,583
Tiffany & Co., Inc. (d)	530,709	46,819
TJX Companies, Inc.	3,248,737	222,993
Tractor Supply Co.	641,064	56,491
Urban Outfitters, Inc. (a)(d)	471,818	18,382
		2,173,705
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,299,637	56,599
Fossil Group, Inc. (a)(d)	211,995	18,234
Michael Kors Holdings Ltd. (a)(d)	971,040	65,458
NIKE, Inc. Class B	3,290,808	319,603
PVH Corp.	388,552	41,392
Ralph Lauren Corp.	285,385	39,215
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	786,051	60,534
VF Corp.	1,629,308	124,903
		725,938
TOTAL CONSUMER DISCRETIONARY		10,961,867
CONSUMER STAPLES - 9.7%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	737,817	67,650
Coca-Cola Enterprises, Inc.	1,048,777	48,453
Constellation Brands, Inc. Class A (sub. vtg.) (a)	791,315	90,780
Dr. Pepper Snapple Group, Inc.	916,800	72,235
Molson Coors Brewing Co. Class B	751,464	57,029
Monster Beverage Corp. (a)	679,876	95,944
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	7,057,741	$ 698,575
The Coca-Cola Co.	18,590,287	804,959
		1,935,625
Food & Staples Retailing - 2.5%
Costco Wholesale Corp. (d)	2,064,413	303,386
CVS Health Corp.	5,406,149	561,537
Kroger Co.	2,315,903	164,776
Sysco Corp.	2,772,362	108,094
Wal-Mart Stores, Inc.	7,448,008	625,111
Walgreens Boots Alliance, Inc.	4,111,559	341,588
Whole Foods Market, Inc.	1,696,505	95,836
		2,200,328
Food Products - 1.6%
Archer Daniels Midland Co.	3,035,994	145,363
Campbell Soup Co. (d)	844,827	39,360
ConAgra Foods, Inc. (d)	2,003,416	70,079
General Mills, Inc.	2,847,175	153,150
Hormel Foods Corp.	633,634	37,074
Kellogg Co.	1,188,739	76,650
Keurig Green Mountain, Inc.	573,008	73,104
Kraft Foods Group, Inc.	2,776,793	177,881
McCormick & Co., Inc. (non-vtg.)	609,023	45,908
Mead Johnson Nutrition Co. Class A	952,740	99,809
Mondelez International, Inc.	7,922,234	292,608
The Hershey Co. (d)	697,863	72,424
The J.M. Smucker Co.	480,152	55,386
Tyson Foods, Inc. Class A	1,381,833	57,084
		1,395,880
Household Products - 1.8%
Clorox Co.	610,237	66,296
Colgate-Palmolive Co. (d)	4,040,120	286,121
Kimberly-Clark Corp.	1,756,435	192,611
Procter & Gamble Co.	12,742,737	1,084,789
		1,629,817
Personal Products - 0.1%
Avon Products, Inc.	2,049,765	17,444
Estee Lauder Companies, Inc. Class A	1,056,217	87,317
		104,761
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.5%
Altria Group, Inc.	9,320,697	$ 524,662
Lorillard, Inc.	1,697,793	116,163
Philip Morris International, Inc.	7,327,058	607,853
Reynolds American, Inc.	1,453,157	109,888
		1,358,566
TOTAL CONSUMER STAPLES		8,624,977
ENERGY - 8.1%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	2,040,460	127,549
Cameron International Corp. (a)	931,122	43,837
Diamond Offshore Drilling, Inc. (d)	316,917	9,644
Ensco PLC Class A (d)	1,104,956	27,038
FMC Technologies, Inc. (a)(d)	1,102,779	44,034
Halliburton Co.	3,996,479	171,609
Helmerich & Payne, Inc. (d)	510,518	34,235
Nabors Industries Ltd.	1,364,944	17,485
National Oilwell Varco, Inc. (d)	2,030,514	110,358
Noble Corp. (d)	1,188,253	19,773
Schlumberger Ltd.	6,068,302	510,708
Transocean Ltd. (United States) (d)	1,605,777	25,901
		1,142,171
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	2,388,333	201,169
Apache Corp.	1,775,427	116,894
Cabot Oil & Gas Corp.	1,947,733	56,484
Chesapeake Energy Corp. (d)	2,446,510	40,808
Chevron Corp.	8,914,920	951,044
Cimarex Energy Co.	411,452	45,128
ConocoPhillips Co.	5,804,779	378,472
CONSOL Energy, Inc. (d)	1,085,490	34,953
Denbury Resources, Inc. (d)	1,662,628	13,966
Devon Energy Corp.	1,813,492	111,693
EOG Resources, Inc.	2,584,319	231,865
EQT Corp.	714,476	57,022
Exxon Mobil Corp.	19,969,325	1,768,084
Hess Corp.	1,198,404	89,976
Kinder Morgan, Inc.	8,012,787	328,604
Marathon Oil Corp.	3,182,701	88,670
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	1,321,343	$ 138,741
Murphy Oil Corp. (d)	786,814	40,041
Newfield Exploration Co. (a)	750,897	24,802
Noble Energy, Inc. (d)	1,798,472	84,942
Occidental Petroleum Corp.	3,656,787	284,791
ONEOK, Inc.	981,827	43,456
Phillips 66 Co.	2,610,275	204,802
Pioneer Natural Resources Co.	702,178	107,096
QEP Resources, Inc.	781,588	16,789
Range Resources Corp. (d)	795,566	39,412
Southwestern Energy Co. (a)(d)	1,788,316	44,851
Spectra Energy Corp. (d)	3,164,324	112,302
Tesoro Corp.	595,351	54,677
The Williams Companies, Inc.	3,172,418	155,575
Valero Energy Corp.	2,458,104	151,640
		6,018,749
TOTAL ENERGY		7,160,920
FINANCIALS - 15.8%
Banks - 5.7%
Bank of America Corp.	49,593,803	784,078
BB&T Corp. (d)	3,396,805	129,248
Citigroup, Inc.	14,286,554	748,901
Comerica, Inc.	847,374	38,793
Fifth Third Bancorp	3,885,878	75,231
Huntington Bancshares, Inc.	3,840,827	42,019
JPMorgan Chase & Co.	17,628,668	1,080,285
KeyCorp	4,085,443	56,910
M&T Bank Corp.	623,018	75,385
PNC Financial Services Group, Inc.	2,481,518	228,200
Regions Financial Corp.	6,491,225	62,381
SunTrust Banks, Inc.	2,459,101	100,823
U.S. Bancorp	8,438,442	376,439
Wells Fargo & Co.	22,262,204	1,219,746
Zions Bancorporation	956,994	25,585
		5,044,024
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	262,073	56,718
Ameriprise Financial, Inc.	870,222	116,288
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Bank of New York Mellon Corp.	5,308,658	$ 207,781
BlackRock, Inc. Class A	600,720	223,119
Charles Schwab Corp.	5,418,851	158,989
E*TRADE Financial Corp. (a)	1,361,993	35,459
Franklin Resources, Inc.	1,849,051	99,534
Goldman Sachs Group, Inc.	1,910,185	362,534
Invesco Ltd.	2,031,712	81,817
Legg Mason, Inc.	473,548	27,120
Morgan Stanley	7,200,009	257,688
Northern Trust Corp.	1,043,966	72,900
State Street Corp.	1,968,836	146,580
T. Rowe Price Group, Inc.	1,223,229	101,039
		1,947,566
Consumer Finance - 0.8%
American Express Co.	4,196,251	342,372
Capital One Financial Corp.	2,621,865	206,367
Discover Financial Services	2,138,533	130,408
Navient Corp.	1,934,522	41,399
		720,546
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	8,599,544	1,267,659
CME Group, Inc.	1,493,177	143,240
IntercontinentalExchange Group, Inc.	531,507	125,095
Leucadia National Corp.	1,494,206	35,458
McGraw Hill Financial, Inc.	1,280,349	132,004
Moody's Corp.	865,676	83,919
The NASDAQ OMX Group, Inc.	553,475	27,762
		1,815,137
Insurance - 2.7%
ACE Ltd.	1,564,421	178,360
AFLAC, Inc.	2,124,891	132,274
Allstate Corp.	1,977,975	139,645
American International Group, Inc.	6,601,749	365,275
Aon PLC	1,344,656	134,950
Assurant, Inc.	331,313	20,300
Cincinnati Financial Corp. (d)	693,892	36,610
Genworth Financial, Inc. Class A (a)	2,342,162	18,152
Hartford Financial Services Group, Inc.	2,034,791	83,345
Lincoln National Corp.	1,225,125	70,616
Loews Corp.	1,411,521	57,886
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	2,550,789	$ 145,114
MetLife, Inc.	5,357,383	272,316
Principal Financial Group, Inc.	1,287,942	65,904
Progressive Corp.	2,522,490	67,224
Prudential Financial, Inc.	2,159,850	174,624
The Chubb Corp. (d)	1,112,060	111,706
The Travelers Companies, Inc.	1,562,808	167,908
Torchmark Corp.	606,658	32,305
Unum Group	1,188,351	39,881
XL Group PLC Class A	1,216,941	44,053
		2,358,448
Real Estate Investment Trusts - 2.4%
American Tower Corp.	1,980,475	196,344
Apartment Investment & Management Co. Class A	728,149	27,437
AvalonBay Communities, Inc.	622,527	104,796
Boston Properties, Inc.	721,992	99,209
Crown Castle International Corp.	1,574,418	135,888
Equity Residential (SBI)	1,708,843	131,632
Essex Property Trust, Inc. (d)	301,539	67,071
General Growth Properties, Inc.	2,959,256	85,848
HCP, Inc. (d)	2,165,807	91,744
Health Care REIT, Inc. (d)	1,625,424	125,336
Host Hotels & Resorts, Inc.	3,571,389	74,999
Iron Mountain, Inc.	879,307	32,315
Kimco Realty Corp.	1,940,212	50,989
Plum Creek Timber Co., Inc. (d)	829,478	36,033
Prologis, Inc.	2,357,863	100,704
Public Storage	684,218	134,941
Simon Property Group, Inc.	1,465,596	278,991
The Macerich Co.	662,916	55,453
Ventas, Inc.	1,509,256	112,394
Vornado Realty Trust	823,352	90,602
Weyerhaeuser Co.	2,472,811	86,820
		2,119,546
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,318,585	45,175
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	2,269,147	$ 22,147
People's United Financial, Inc. (d)	1,452,335	21,974
		44,121
TOTAL FINANCIALS		14,094,563
HEALTH CARE - 14.6%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (a)	935,086	168,661
Amgen, Inc.	3,587,191	565,772
Biogen Idec, Inc. (a)	1,113,669	456,148
Celgene Corp. (a)	3,766,553	457,749
Gilead Sciences, Inc. (a)	7,114,605	736,575
Regeneron Pharmaceuticals, Inc. (a)(d)	349,989	144,839
Vertex Pharmaceuticals, Inc. (a)	1,134,262	135,465
		2,665,209
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	7,101,058	336,377
Baxter International, Inc.	2,555,878	176,739
Becton, Dickinson & Co.	905,332	132,830
Boston Scientific Corp. (a)	6,255,504	105,718
C.R. Bard, Inc. (d)	353,210	59,742
CareFusion Corp. (a)	961,641	57,775
DENTSPLY International, Inc. (d)	667,432	35,381
Edwards Lifesciences Corp. (a)	504,472	67,105
Intuitive Surgical, Inc. (a)	170,959	85,480
Medtronic PLC	6,683,177	518,548
St. Jude Medical, Inc.	1,348,318	89,906
Stryker Corp.	1,409,436	133,544
Varian Medical Systems, Inc. (a)(d)	471,484	43,834
Zimmer Holdings, Inc.	798,644	96,149
		1,939,128
Health Care Providers & Services - 2.6%
Aetna, Inc.	1,658,558	165,109
AmerisourceBergen Corp.	979,748	100,679
Anthem, Inc.	1,272,996	186,430
Cardinal Health, Inc.	1,560,760	137,331
Cigna Corp.	1,233,562	150,038
DaVita HealthCare Partners, Inc. (a)	810,747	60,482
Express Scripts Holding Co. (a)	3,460,996	293,458
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc. (a)	1,431,229	$ 102,390
Humana, Inc.	723,104	118,864
Laboratory Corp. of America Holdings (a)	470,161	57,844
McKesson Corp.	1,093,516	250,087
Patterson Companies, Inc. (d)	403,614	20,211
Quest Diagnostics, Inc.	681,597	47,807
Tenet Healthcare Corp. (a)	463,472	21,459
UnitedHealth Group, Inc.	4,526,210	514,313
Universal Health Services, Inc. Class B	429,387	48,671
		2,275,173
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	1,433,188	103,276
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,572,791	66,388
PerkinElmer, Inc.	532,713	25,038
Thermo Fisher Scientific, Inc.	1,886,449	245,238
Waters Corp. (a)	392,715	47,275
		383,939
Pharmaceuticals - 6.3%
AbbVie, Inc.	7,513,568	454,571
Actavis PLC (a)(d)	1,249,983	364,195
Allergan, Inc.	1,404,841	326,963
Bristol-Myers Squibb Co.	7,822,507	476,547
Eli Lilly & Co. (d)	4,620,658	324,232
Endo Health Solutions, Inc. (a)	783,591	67,075
Hospira, Inc. (a)	797,927	69,851
Johnson & Johnson	13,200,131	1,353,145
Mallinckrodt PLC (a)	548,352	64,004
Merck & Co., Inc.	13,444,236	787,026
Mylan, N.V. (a)(d)	1,765,014	101,179
Perrigo Co. PLC	663,826	102,541
Pfizer, Inc. (d)	29,712,836	1,019,745
Zoetis, Inc. Class A	2,364,164	108,964
		5,620,038
TOTAL HEALTH CARE		12,986,763
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.7%
General Dynamics Corp.	1,484,640	206,038
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	3,691,599	$ 379,423
L-3 Communications Holdings, Inc.	401,472	51,963
Lockheed Martin Corp.	1,266,373	253,338
Northrop Grumman Corp.	952,594	157,854
Precision Castparts Corp.	672,162	145,389
Raytheon Co.	1,454,213	158,175
Rockwell Collins, Inc.	626,951	55,849
Textron, Inc.	1,301,800	57,683
The Boeing Co. (d)	3,126,715	471,665
United Technologies Corp.	3,998,280	487,430
		2,424,807
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	689,855	51,256
Expeditors International of Washington, Inc.	910,301	43,968
FedEx Corp.	1,242,239	219,851
United Parcel Service, Inc. Class B	3,287,048	334,391
		649,466
Airlines - 0.4%
Delta Air Lines, Inc.	3,946,873	175,715
Southwest Airlines Co.	3,200,842	138,404
		314,119
Building Products - 0.1%
Allegion PLC	451,441	26,062
Masco Corp.	1,680,062	44,001
		70,063
Commercial Services & Supplies - 0.4%
ADT Corp. (d)	823,042	32,280
Cintas Corp. (d)	457,872	38,223
Pitney Bowes, Inc.	947,834	21,961
Republic Services, Inc.	1,190,431	48,712
Stericycle, Inc. (a)	400,488	54,054
Tyco International Ltd.	1,973,413	83,317
Waste Management, Inc.	2,008,315	109,413
		387,960
Construction & Engineering - 0.1%
Fluor Corp.	696,953	40,423
Jacobs Engineering Group, Inc. (a)	615,666	27,299
Quanta Services, Inc. (a)	1,026,566	29,545
		97,267
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.6%
AMETEK, Inc.	1,159,778	$ 61,631
Eaton Corp. PLC	2,238,133	158,930
Emerson Electric Co. (d)	3,271,065	189,460
Rockwell Automation, Inc.	640,272	74,937
		484,958
Industrial Conglomerates - 2.3%
3M Co.	3,021,993	509,659
Danaher Corp.	2,882,987	251,627
General Electric Co.	47,357,284	1,230,816
Roper Industries, Inc.	472,326	79,148
		2,071,250
Machinery - 1.5%
Caterpillar, Inc.	2,854,958	236,676
Cummins, Inc.	801,236	113,960
Deere & Co. (d)	1,690,248	153,136
Dover Corp.	779,820	56,186
Flowserve Corp.	642,805	39,937
Illinois Tool Works, Inc. (d)	1,696,092	167,676
Ingersoll-Rand PLC	1,251,922	84,117
Joy Global, Inc.	462,982	20,519
PACCAR, Inc. (d)	1,669,895	106,957
Pall Corp.	502,395	50,646
Parker Hannifin Corp.	700,986	86,004
Pentair PLC (d)	880,891	58,553
Snap-On, Inc.	274,028	40,345
Stanley Black & Decker, Inc.	738,744	72,648
Xylem, Inc.	857,691	30,620
		1,317,980
Professional Services - 0.2%
Dun & Bradstreet Corp.	169,345	22,435
Equifax, Inc.	568,668	53,097
Nielsen Holdings B.V. (d)	1,527,518	69,059
Robert Half International, Inc.	640,991	39,716
		184,307
Road & Rail - 1.0%
CSX Corp.	4,694,125	161,055
Kansas City Southern	520,440	60,288
Norfolk Southern Corp. (d)	1,459,277	159,295
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	250,128	$ 23,510
Union Pacific Corp.	4,192,842	504,231
		908,379
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,286,128	53,439
United Rentals, Inc. (a)(d)	470,678	43,801
W.W. Grainger, Inc. (d)	286,171	67,797
		165,037
TOTAL INDUSTRIALS		9,075,593
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	24,114,819	711,628
F5 Networks, Inc. (a)	347,947	41,098
Harris Corp.	493,238	38,315
Juniper Networks, Inc.	1,815,532	43,409
Motorola Solutions, Inc.	899,203	61,092
QUALCOMM, Inc.	7,840,546	568,518
		1,464,060
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,459,384	82,397
Corning, Inc.	6,044,979	147,497
FLIR Systems, Inc.	664,422	21,448
TE Connectivity Ltd.	1,917,815	138,332
		389,674
Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	839,389	58,346
eBay, Inc. (a)	5,331,501	308,747
Facebook, Inc. Class A (a)	9,860,267	778,665
Google, Inc.:
Class A (a)	1,344,223	756,300
Class C (a)	1,342,982	749,921
VeriSign, Inc. (a)(d)	513,937	32,902
Yahoo!, Inc. (a)	4,154,819	183,975
		2,868,856
IT Services - 3.3%
Accenture PLC Class A	2,959,205	266,417
Alliance Data Systems Corp. (a)(d)	301,441	83,954
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	2,273,299	$ 201,960
Cognizant Technology Solutions Corp. Class A (a)	2,871,556	179,429
Computer Sciences Corp.	662,532	46,987
Fidelity National Information Services, Inc.	1,338,122	90,444
Fiserv, Inc. (a)	1,150,502	89,820
IBM Corp.	4,340,376	702,880
MasterCard, Inc. Class A	4,621,171	416,506
Paychex, Inc. (d)	1,539,932	76,743
Teradata Corp. (a)(d)	721,522	32,122
The Western Union Co.	2,464,620	48,109
Total System Services, Inc.	780,231	29,805
Visa, Inc. Class A (d)	2,303,310	624,911
Xerox Corp.	5,060,382	69,074
		2,959,161
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	1,437,464	53,201
Analog Devices, Inc.	1,467,590	85,913
Applied Materials, Inc.	5,745,740	143,931
Avago Technologies Ltd.	1,192,630	152,203
Broadcom Corp. Class A	2,540,512	114,907
First Solar, Inc. (a)(d)	354,432	21,176
Intel Corp.	22,801,043	758,135
KLA-Tencor Corp.	775,647	50,382
Lam Research Corp.	749,630	61,814
Linear Technology Corp.	1,124,876	54,202
Microchip Technology, Inc. (d)	947,724	48,590
Micron Technology, Inc. (a)	5,062,231	155,259
NVIDIA Corp.	2,435,067	53,718
Texas Instruments, Inc.	4,981,331	292,902
Xilinx, Inc.	1,247,125	52,841
		2,099,174
Software - 3.7%
Adobe Systems, Inc. (a)	2,234,372	176,739
Autodesk, Inc. (a)	1,072,950	68,926
CA Technologies, Inc.	1,510,631	49,126
Citrix Systems, Inc. (a)	759,113	48,337
Electronic Arts, Inc. (a)(d)	1,466,321	83,844
Intuit, Inc.	1,346,486	131,457
Microsoft Corp.	38,871,905	1,704,533
Oracle Corp.	15,255,015	668,475
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	885,737	$ 61,222
salesforce.com, Inc. (a)	2,767,390	192,002
Symantec Corp.	3,254,618	81,886
		3,266,547
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	27,657,595	3,552,896
EMC Corp.	9,596,286	277,717
Hewlett-Packard Co.	8,801,038	306,628
NetApp, Inc.	1,469,892	56,811
SanDisk Corp.	1,040,543	83,171
Seagate Technology LLC (d)	1,543,204	94,321
Western Digital Corp.	1,029,449	110,130
		4,481,674
TOTAL INFORMATION TECHNOLOGY		17,529,146
MATERIALS - 3.2%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	907,043	141,626
Airgas, Inc.	317,054	37,165
CF Industries Holdings, Inc.	234,542	71,824
E.I. du Pont de Nemours & Co.	4,272,293	332,598
Eastman Chemical Co.	700,427	52,154
Ecolab, Inc.	1,273,766	147,171
FMC Corp.	628,467	39,851
International Flavors & Fragrances, Inc.	381,849	46,559
LyondellBasell Industries NV Class A	1,959,685	168,357
Monsanto Co.	2,282,806	274,918
PPG Industries, Inc.	647,176	152,332
Praxair, Inc.	1,374,065	175,743
Sherwin-Williams Co.	384,804	109,746
Sigma Aldrich Corp.	561,636	77,539
The Dow Chemical Co.	5,224,421	257,250
The Mosaic Co.	1,488,407	79,273
		2,164,106
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	291,855	41,540
Vulcan Materials Co.	621,087	51,550
		93,090
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Avery Dennison Corp.	429,617	$ 23,006
Ball Corp.	645,700	46,303
MeadWestvaco Corp.	786,210	41,716
Owens-Illinois, Inc. (a)	777,688	20,344
Sealed Air Corp.	995,787	46,931
		178,300
Metals & Mining - 0.4%
Alcoa, Inc.	5,559,131	82,220
Allegheny Technologies, Inc. (d)	512,623	17,255
Freeport-McMoRan, Inc.	4,900,305	105,994
Newmont Mining Corp.	2,352,239	61,934
Nucor Corp.	1,504,350	70,750
		338,153
Paper & Forest Products - 0.1%
International Paper Co.	1,997,693	112,690
TOTAL MATERIALS		2,886,339
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	24,461,019	845,373
CenturyLink, Inc.	2,691,346	101,894
Frontier Communications Corp.	4,725,645	37,711
Level 3 Communications, Inc. (a)	1,314,997	70,826
Verizon Communications, Inc.	19,569,398	967,707
Windstream Holdings, Inc. (d)	2,842,529	22,428
		2,045,939
UTILITIES - 3.0%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	2,307,174	132,847
Duke Energy Corp. (d)	3,335,464	262,001
Edison International	1,536,470	98,718
Entergy Corp.	851,118	67,672
Eversource Energy	1,493,972	77,313
Exelon Corp.	4,053,092	137,481
FirstEnergy Corp.	1,984,389	69,414
NextEra Energy, Inc.	2,058,375	212,959
Pepco Holdings, Inc.	1,187,951	32,241
Pinnacle West Capital Corp.	520,864	33,377
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	3,136,367	$ 106,950
Southern Co.	4,243,366	194,304
Xcel Energy, Inc.	2,384,733	84,133
		1,509,410
Gas Utilities - 0.0%
AGL Resources, Inc.	563,887	27,692
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,594,464	38,235
The AES Corp.	3,093,596	40,124
		78,359
Multi-Utilities - 1.2%
Ameren Corp.	1,144,226	48,527
CenterPoint Energy, Inc.	2,026,846	42,138
CMS Energy Corp.	1,297,127	45,568
Consolidated Edison, Inc.	1,381,211	87,210
Dominion Resources, Inc.	2,753,624	198,509
DTE Energy Co.	834,659	68,467
Integrys Energy Group, Inc.	377,093	28,180
NiSource, Inc.	1,488,789	63,884
PG&E Corp.	2,240,435	120,379
Public Service Enterprise Group, Inc.	2,386,419	100,373
SCANA Corp.	672,242	38,284
Sempra Energy	1,090,020	117,940
TECO Energy, Inc.	1,106,769	21,726
Wisconsin Energy Corp. (d)	1,063,501	54,217
		1,035,402
TOTAL UTILITIES		2,650,863
TOTAL COMMON STOCKS (Cost $49,786,838)		88,016,970
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 3/5/15 to 6/25/15 (e) (Cost $59,991)	$ 60,000	59,996
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	678,814,800	$ 678,815
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	2,147,672,519	2,147,673
TOTAL MONEY MARKET FUNDS (Cost $2,826,488)		2,826,488
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $52,673,317)		90,903,454
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(1,965,818)
NET ASSETS - 100%		$ 88,937,636
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,559 CME S&P 500 Index Contracts (United States)	March 2015	$ 819,566	$ 33,801
920 CME S&P 500 Index Contracts (United States)	March 2015	96,729	4,631
TOTAL EQUITY INDEX CONTRACTS		$ 916,295	$ 38,432

The face value of futures purchased as a percentage of net assets is 1.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $41,850,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,132
Fidelity Securities Lending Cash Central Fund	5,753
Total	$ 6,885
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,961,867	$ 10,961,867	$ -	$ -
Consumer Staples	8,624,977	8,624,977	-	-
Energy	7,160,920	7,160,920	-	-
Financials	14,094,563	14,094,563	-	-
Health Care	12,986,763	12,885,584	101,179	-
Industrials	9,075,593	9,075,593	-	-
Information Technology	17,529,146	17,529,146	-	-
Materials	2,886,339	2,886,339	-	-
Telecommunication Services	2,045,939	2,045,939	-	-
Utilities	2,650,863	2,650,863	-	-
U.S. Government and Government Agency Obligations	59,996	-	59,996	-
Money Market Funds	2,826,488	2,826,488	-	-
Total Investments in Securities:	$ 90,903,454	$ 90,742,279	$ 161,175	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 38,432	$ 38,432	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 38,432	$ -
Total Value of Derivatives	$ 38,432	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $2,093,811) - See accompanying schedule: Unaffiliated issuers (cost $49,846,829)	$ 88,076,966
Fidelity Central Funds (cost $2,826,488)	2,826,488
Total Investments (cost $52,673,317)		$ 90,903,454
Cash		545
Receivable for investments sold		9,087
Receivable for fund shares sold		103,497
Dividends receivable		188,405
Distributions receivable from Fidelity Central Funds		710
Receivable from investment adviser for expense reductions		1,134
Other receivables		1,739
Total assets		91,208,571

Liabilities
Payable for investments purchased	$ 19,125
Payable for fund shares redeemed	94,712
Accrued management fee	1,819
Payable for daily variation margin for derivative instruments	3,053
Other affiliated payables	2,787
Other payables and accrued expenses	1,766
Collateral on securities loaned, at value	2,147,673
Total liabilities		2,270,935

Net Assets		$ 88,937,636
Net Assets consist of:
Paid in capital		$ 50,251,062
Undistributed net investment income		391,176
Accumulated undistributed net realized gain (loss) on investments		26,829
Net unrealized appreciation (depreciation) on investments		38,268,569
Net Assets		$ 88,937,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($7,315,376 ÷ 97,914 shares)	$ 74.71

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($49,784,287 ÷ 666,254 shares)	$ 74.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,621,153 ÷ 342,870 shares)	$ 74.73

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($6,216,820 ÷ 83,194 shares)	$ 74.73

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2015

Investment Income
Dividends		$ 1,680,135
Interest		41
Income from Fidelity Central Funds		6,885
Total income		1,687,061

Expenses
Management fee	$ 19,563
Transfer agent fees	30,295
Independent trustees' compensation	314
Appreciation in deferred trustee compensation	1
Miscellaneous	115
Total expenses before reductions	50,288
Expense reductions	(12,010)	38,278
Net investment income (loss)		1,648,783
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	713,741
Futures contracts	154,668
Total net realized gain (loss)		868,409
Change in net unrealized appreciation (depreciation) on: Investment securities	8,880,699
Futures contracts	29,539
Total change in net unrealized appreciation (depreciation)		8,910,238
Net gain (loss)		9,778,647
Net increase (decrease) in net assets resulting from operations		$ 11,427,430

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,648,783	$ 1,260,943
Net realized gain (loss)	868,409	989,257
Change in net unrealized appreciation (depreciation)	8,910,238	11,659,023
Net increase (decrease) in net assets resulting from operations	11,427,430	13,909,223
Distributions to shareholders from net investment income	(1,488,079)	(1,221,746)
Distributions to shareholders from net realized gain	(181,095)	-
Total distributions	(1,669,174)	(1,221,746)
Share transactions - net increase (decrease)	8,551,256	4,624,796
Total increase (decrease) in net assets	18,309,512	17,312,273

Net Assets
Beginning of period	70,628,124	53,315,851
End of period (including undistributed net investment income of $391,176 and undistributed net investment income of $230,704, respectively)	$ 88,937,636	$ 70,628,124

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 66.10	$ 53.81	$ 48.49	$ 47.09	$ 39.19
Income from Investment Operations
Net investment income (loss) B	1.44	1.19	1.10	.89	.81
Net realized and unrealized gain (loss)	8.64	12.26	5.28	1.40	7.88
Total from investment operations	10.08	13.45	6.38	2.29	8.69
Distributions from net investment income	(1.31)	(1.16)	(1.06)	(.89)	(.79)
Distributions from net realized gain	(.16)	-	-	-	-
Total distributions	(1.47)	(1.16)	(1.06)	(.89)	(.79)
Net asset value, end of period	$ 74.71	$ 66.10	$ 53.81	$ 48.49	$ 47.09
Total ReturnA	15.40%	25.27%	13.36%	5.04%	22.47%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% H	.10% H	.10% H	.10%	.10%
Expenses net of all reductions	.10% H	.10% H	.10% H	.10%	.10%
Net investment income (loss)	2.06%	1.98%	2.21%	1.96%	1.94%
Supplemental Data
Net assets, end of period (in millions)	$ 7,315	$ 5,751	$ 4,705	$ 13,407	$ 27,881
Portfolio turnover rateD	4%	4%	4%	5% F	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

H Amount represents .095%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 66.11	$ 53.82	$ 48.50	$ 47.10	$ 39.19
Income from Investment Operations
Net investment income (loss) B	1.48	1.22	1.13	.90	.82
Net realized and unrealized gain (loss)	8.63	12.26	5.27	1.40	7.89
Total from investment operations	10.11	13.48	6.40	2.30	8.71
Distributions from net investment income	(1.34)	(1.19)	(1.08)	(.90)	(.80)
Distributions from net realized gain	(.16)	-	-	-	-
Total distributions	(1.50)	(1.19)	(1.08)	(.90)	(.80)
Net asset value, end of period	$ 74.72	$ 66.11	$ 53.82	$ 48.50	$ 47.10
Total ReturnA	15.45%	25.32%	13.39%	5.07%	22.53%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.07%	.07%
Expenses net of all reductions	.05%	.05%	.06%	.07%	.07%
Net investment income (loss)	2.11%	2.02%	2.25%	1.99%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$ 49,784	$ 38,736	$ 28,996	$ 16,230	$ 15,595
Portfolio turnover rateD	4%	4%	4%	5% F	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 66.11	$ 53.82	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	1.48	1.22	1.13	.79
Net realized and unrealized gain (loss)	8.64	12.26	5.28	.68
Total from investment operations	10.12	13.48	6.41	1.47
Distributions from net investment income	(1.35)	(1.19)	(1.09)	(.71)
Distributions from net realized gain	(.16)	-	-	-
Total distributions	(1.50) J	(1.19)	(1.09)	(.71)
Net asset value, end of period	$ 74.73	$ 66.11	$ 53.82	$ 48.50
Total ReturnB, C	15.47%	25.33%	13.42%	3.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.04%	.04%	.04%	.05%A
Expenses net of all reductions	.04%	.04%	.04%	.05%A
Net investment income (loss)	2.12%	2.03%	2.27%	2.19%A
Supplemental Data
Net assets, end of period (in millions)	$ 25,621	$ 22,636	$ 17,703	$ 14,629
Portfolio turnover rateF	4%	4%	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 66.11	$ 53.83	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	1.50	1.24	1.14	.81
Net realized and unrealized gain (loss)	8.64	12.24	5.29	.67
Total from investment operations	10.14	13.48	6.43	1.48
Distributions from net investment income	(1.36)	(1.20)	(1.10)	(.72)
Distributions from net realized gain	(.16)	-	-	-
Total distributions	(1.52)	(1.20)	(1.10)	(.72)
Net asset value, end of period	$ 74.73	$ 66.11	$ 53.83	$ 48.50
Total ReturnB, C	15.50%	25.34%	13.46%	3.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% J	.03% J	.03% J	.03%A, J
Expenses net of fee waivers, if any	.02%	.02%	.02%	.03%A, J
Expenses net of all reductions	.02%	.02%	.02%	.03%A, J
Net investment income (loss)	2.14%	2.05%	2.29%	2.24%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,217	$ 3,506	$ 1,912	$ 716
Portfolio turnover rateF	4%	4%	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents .025%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

(Amounts in thousands except percentages)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,780,397
Gross unrealized depreciation	(2,810,218)
Net unrealized appreciation (depreciation) on securities	$ 37,970,179

Tax Cost	$ 52,933,275

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 392,920
Undistributed long-term capital gains	$ 325,219
Net unrealized appreciation (depreciation) on securities and other investments	$ 37,970,178

The tax character of distributions paid was as follows:

	February 28, 2015	February 28, 2014
Ordinary Income	$ 1,488,079	$ 1,221,746
Long-term Capital Gains	$ 181,095	$ -
Total	$ 1,669,174	$ 1,221,746

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $154,668 and a change in net unrealized appreciation (depreciation) of $29,539 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,382,306 and $2,764,510, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 4,844
Fidelity Advantage Class	19,515
Institutional Class	5,936
$ 30,295

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $115 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the

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8. Security Lending - continued

Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,753.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2016.

	Expense Limitations	Reimbursement
Investor Class	.095%	$ 364
Fidelity Advantage Class	.050%	8,901
Institutional Class	.040%	2,486
Fidelity Advantage Institutional Class	.020%	257

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2015	2014
From net investment income
Investor Class	$ 119,301	$ 100,863
Fidelity Advantage Class	823,644	665,146
Institutional Class	455,819	401,823
Fidelity Advantage Institutional Class	89,315	53,914
Total	$ 1,488,079	$ 1,221,746

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders - continued

Years ended February 28,	2015	2014
From net realized gain
Investor Class	$ 15,371	$ -
Fidelity Advantage Class	100,506	-
Institutional Class	53,616	-
Fidelity Advantage Institutional Class	11,602	-
Total	$ 181,095	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
Investor Class
Shares sold	52,600	39,355	$ 3,663,941	$ 2,384,060
Reinvestment of distributions	1,850	1,660	130,439	98,060
Shares redeemed	(43,534)	(41,439)	(3,070,864)	(2,495,889)
Net increase (decrease)	10,916	(424)	$ 723,516	$ (13,769)
Fidelity Advantage Class
Shares sold	161,661	139,661	$ 11,355,801	$ 8,405,537
Reinvestment of distributions	12,217	10,502	860,949	620,608
Shares redeemed	(93,565)	(102,964)	(6,570,904)	(6,208,026)
Net increase (decrease)	80,313	47,199	$ 5,645,846	$ 2,818,119
Institutional Class
Shares sold	86,963	90,088	$ 6,115,540	$ 5,417,050
Reinvestment of distributions	7,236	6,803	509,435	401,823
Shares redeemed	(93,727)	(83,402)	(6,564,397)	(5,026,000)
Net increase (decrease)	472	13,489	$ 60,578	$ 792,873
Fidelity Advantage Institutional Class
Shares sold	39,216	24,446	$ 2,755,481	$ 1,448,700
Reinvestment of distributions	1,429	908	100,917	53,914
Shares redeemed	(10,476)	(7,851)	(735,082)	(475,041)
Net increase (decrease)	30,169	17,503	$ 2,121,316	$ 1,027,573

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

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12. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan 500 Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan 500 Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 24, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 174 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

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Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and FMR Investment Management (U.K.) Limited (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, FMR Investment Management (U.K.) Limited, Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan 500 Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived for capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	4/13/15	4/10/15	$0.271
Fidelity Advantage Institutional Class	4/13/15	4/10/15	$0.271

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2015, $612,860,465, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 96%, 93%, 93%, and 93%; and Fidelity Advantage Institutional Class designates 95%, 92%, 92%, and 93% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100%, 98%, 98%, and 98%; and Fidelity Advantage Institutional Class designates 99%, 97%, 97%, and 98% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

U5I-U5A-UANN-0415
1.925888.103

Spartan®

500 Index

Fund -

Investor Class

Fidelity Advantage® Class

Annual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Past 10 years
Investor Class	15.40%	16.08%	7.92%
Fidelity Advantage® Class A	15.45%	16.13%	7.96%

A The initial offering of Fidelity Advantage® Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Investor Class on February 28, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near its all-time high for the 12 months ending February 28, 2015, supported by low interest rates and the relative strength of the U.S. economy and dollar. The large-cap S&P 500® Index returned 15.51%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 16.58%, while the small-cap Russell 2000® Index returned 5.63%, rallying from early-period weakness amid growth and valuation worries. Among S&P 500® sectors, all except one notched a double-digit gain, led by health care (+24%), information technology (+22%) and consumer staples (+22%). Energy (-7%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning midyear and attributed to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about economic growth and Ebola, as well as unrest in Syria, Iraq and Ukraine. Nevertheless, the index finished the period well above its mid-October nadir, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate, and consumer confidence that declined only slightly from its 11-year high reached in January.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® 500 Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 15.40% and 15.45%, respectively, roughly in line with the S&P 500® Index. Apple (+74%) was by far the fund's biggest individual contributor, as this well-known maker of mobile devices and personal computers continued to generate strong financial results. Also within information technology, semiconductor manufacturer Intel saw its stock return 38% for the review period on increased optimism about the prospects for chipmakers. In the financials sector, Berkshire Hathaway (+27%), an insurance-focused conglomerate led by famed investor Warren Buffett, added value. Many of the fund's biggest individual detractors were energy stocks hurt by a sharply falling oil price, including energy producers Exxon Mobil (-5%), Occidental Petroleum (-14%) and Chevron (-4%). Another meaningful detractor in this sector was oil-field services companies Halliburton (-24%). Elsewhere, the biggest individual detractor was Internet search giant Google (-8%), whose earnings repeatedly lagged analysts' expectations due to rising expenses coupled with a more challenging environment for its core advertising business.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Investor Class	.095%
Actual		$ 1,000.00	$ 1,060.70	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.32	$ .48
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 1,060.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,061.10	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 1,061.20	$ .10
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.4
Exxon Mobil Corp.	2.0	2.4
Microsoft Corp.	1.9	1.9
Johnson & Johnson	1.5	1.6
Berkshire Hathaway, Inc. Class B	1.4	1.4
General Electric Co.	1.4	1.4
Wells Fargo & Co.	1.4	1.4
Procter & Gamble Co.	1.2	1.2
JPMorgan Chase & Co.	1.2	1.2
Pfizer, Inc.	1.1	1.0
	17.1
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.7	19.0
Financials	15.8	15.8
Health Care	14.6	13.4
Consumer Discretionary	12.3	11.7
Industrials	10.2	10.1
Consumer Staples	9.7	9.2
Energy	8.1	10.2
Materials	3.2	3.4
Utilities	3.0	3.0
Telecommunication Services	2.3	2.4

Annual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.4%
BorgWarner, Inc.	1,072,259	$ 65,901
Delphi Automotive PLC	1,396,257	110,081
Johnson Controls, Inc.	3,141,635	159,626
The Goodyear Tire & Rubber Co.	1,294,792	34,610
		370,218
Automobiles - 0.7%
Ford Motor Co.	18,149,758	296,567
General Motors Co.	6,364,602	237,463
Harley-Davidson, Inc.	1,010,452	64,234
		598,264
Distributors - 0.1%
Genuine Parts Co.	720,848	69,259
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,297,646	44,315
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	2,124,072	93,438
Chipotle Mexican Grill, Inc. (a)	146,252	97,253
Darden Restaurants, Inc. (d)	584,981	37,439
Marriott International, Inc. Class A	1,002,210	83,284
McDonald's Corp.	4,589,466	453,898
Royal Caribbean Cruises Ltd.	787,566	60,186
Starbucks Corp.	3,528,856	329,895
Starwood Hotels & Resorts Worldwide, Inc.	842,128	67,648
Wyndham Worldwide Corp.	581,287	53,176
Wynn Resorts Ltd.	382,008	54,436
Yum! Brands, Inc.	2,063,143	167,342
		1,497,995
Household Durables - 0.4%
D.R. Horton, Inc.	1,564,590	42,729
Garmin Ltd.	568,131	28,196
Harman International Industries, Inc.	323,109	44,586
Leggett & Platt, Inc. (d)	649,017	29,238
Lennar Corp. Class A (d)	842,074	42,281
Mohawk Industries, Inc. (a)	292,203	53,868
Newell Rubbermaid, Inc.	1,278,461	50,231
PulteGroup, Inc.	1,573,633	35,501
Whirlpool Corp.	367,225	77,833
		404,463
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	1,790,437	$ 680,653
Expedia, Inc.	465,489	42,709
Netflix, Inc. (a)(d)	284,110	134,927
Priceline Group, Inc. (a)	246,905	305,540
TripAdvisor, Inc. (a)(d)	525,724	46,921
		1,210,750
Leisure Products - 0.1%
Hasbro, Inc. (d)	533,424	33,240
Mattel, Inc.	1,597,851	42,055
		75,295
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (d)	1,032,312	19,387
CBS Corp. Class B	2,248,565	132,890
Comcast Corp. Class A (d)	12,149,381	721,430
DIRECTV (a)	2,368,465	209,846
Discovery Communications, Inc.:
Class A (a)(d)	700,258	22,618
Class C (non-vtg.) (a)(d)	1,288,723	39,319
Gannett Co., Inc. (d)	1,064,982	37,700
Interpublic Group of Companies, Inc.	1,972,297	43,982
News Corp. Class A (a)	2,352,565	40,641
Omnicom Group, Inc.	1,170,375	93,092
Scripps Networks Interactive, Inc. Class A	478,483	34,594
The Walt Disney Co. (d)	7,356,950	765,711
Time Warner Cable, Inc.	1,322,768	203,772
Time Warner, Inc.	3,954,159	323,687
Twenty-First Century Fox, Inc. Class A	8,744,404	306,054
Viacom, Inc. Class B (non-vtg.)	1,742,122	121,844
		3,116,567
Multiline Retail - 0.8%
Dollar General Corp. (a)	1,430,907	103,912
Dollar Tree, Inc. (a)	969,830	77,276
Family Dollar Stores, Inc.	452,979	35,668
Kohl's Corp.	952,640	70,305
Macy's, Inc.	1,628,315	103,756
Nordstrom, Inc.	663,901	53,398
Target Corp.	3,003,813	230,783
		675,098
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.4%
AutoNation, Inc. (a)	352,153	$ 21,657
AutoZone, Inc. (a)(d)	151,099	97,108
Bed Bath & Beyond, Inc. (a)(d)	873,558	65,220
Best Buy Co., Inc.	1,372,924	52,308
CarMax, Inc. (a)(d)	1,015,767	68,168
GameStop Corp. Class A (d)	511,738	18,919
Gap, Inc.	1,258,434	52,351
Home Depot, Inc.	6,214,649	713,131
L Brands, Inc.	1,159,401	106,503
Lowe's Companies, Inc.	4,588,076	339,931
O'Reilly Automotive, Inc. (a)(d)	478,397	99,569
PetSmart, Inc.	468,807	38,869
Ross Stores, Inc.	989,534	104,703
Staples, Inc. (d)	3,017,200	50,583
Tiffany & Co., Inc. (d)	530,709	46,819
TJX Companies, Inc.	3,248,737	222,993
Tractor Supply Co.	641,064	56,491
Urban Outfitters, Inc. (a)(d)	471,818	18,382
		2,173,705
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,299,637	56,599
Fossil Group, Inc. (a)(d)	211,995	18,234
Michael Kors Holdings Ltd. (a)(d)	971,040	65,458
NIKE, Inc. Class B	3,290,808	319,603
PVH Corp.	388,552	41,392
Ralph Lauren Corp.	285,385	39,215
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	786,051	60,534
VF Corp.	1,629,308	124,903
		725,938
TOTAL CONSUMER DISCRETIONARY		10,961,867
CONSUMER STAPLES - 9.7%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	737,817	67,650
Coca-Cola Enterprises, Inc.	1,048,777	48,453
Constellation Brands, Inc. Class A (sub. vtg.) (a)	791,315	90,780
Dr. Pepper Snapple Group, Inc.	916,800	72,235
Molson Coors Brewing Co. Class B	751,464	57,029
Monster Beverage Corp. (a)	679,876	95,944
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	7,057,741	$ 698,575
The Coca-Cola Co.	18,590,287	804,959
		1,935,625
Food & Staples Retailing - 2.5%
Costco Wholesale Corp. (d)	2,064,413	303,386
CVS Health Corp.	5,406,149	561,537
Kroger Co.	2,315,903	164,776
Sysco Corp.	2,772,362	108,094
Wal-Mart Stores, Inc.	7,448,008	625,111
Walgreens Boots Alliance, Inc.	4,111,559	341,588
Whole Foods Market, Inc.	1,696,505	95,836
		2,200,328
Food Products - 1.6%
Archer Daniels Midland Co.	3,035,994	145,363
Campbell Soup Co. (d)	844,827	39,360
ConAgra Foods, Inc. (d)	2,003,416	70,079
General Mills, Inc.	2,847,175	153,150
Hormel Foods Corp.	633,634	37,074
Kellogg Co.	1,188,739	76,650
Keurig Green Mountain, Inc.	573,008	73,104
Kraft Foods Group, Inc.	2,776,793	177,881
McCormick & Co., Inc. (non-vtg.)	609,023	45,908
Mead Johnson Nutrition Co. Class A	952,740	99,809
Mondelez International, Inc.	7,922,234	292,608
The Hershey Co. (d)	697,863	72,424
The J.M. Smucker Co.	480,152	55,386
Tyson Foods, Inc. Class A	1,381,833	57,084
		1,395,880
Household Products - 1.8%
Clorox Co.	610,237	66,296
Colgate-Palmolive Co. (d)	4,040,120	286,121
Kimberly-Clark Corp.	1,756,435	192,611
Procter & Gamble Co.	12,742,737	1,084,789
		1,629,817
Personal Products - 0.1%
Avon Products, Inc.	2,049,765	17,444
Estee Lauder Companies, Inc. Class A	1,056,217	87,317
		104,761
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.5%
Altria Group, Inc.	9,320,697	$ 524,662
Lorillard, Inc.	1,697,793	116,163
Philip Morris International, Inc.	7,327,058	607,853
Reynolds American, Inc.	1,453,157	109,888
		1,358,566
TOTAL CONSUMER STAPLES		8,624,977
ENERGY - 8.1%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	2,040,460	127,549
Cameron International Corp. (a)	931,122	43,837
Diamond Offshore Drilling, Inc. (d)	316,917	9,644
Ensco PLC Class A (d)	1,104,956	27,038
FMC Technologies, Inc. (a)(d)	1,102,779	44,034
Halliburton Co.	3,996,479	171,609
Helmerich & Payne, Inc. (d)	510,518	34,235
Nabors Industries Ltd.	1,364,944	17,485
National Oilwell Varco, Inc. (d)	2,030,514	110,358
Noble Corp. (d)	1,188,253	19,773
Schlumberger Ltd.	6,068,302	510,708
Transocean Ltd. (United States) (d)	1,605,777	25,901
		1,142,171
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	2,388,333	201,169
Apache Corp.	1,775,427	116,894
Cabot Oil & Gas Corp.	1,947,733	56,484
Chesapeake Energy Corp. (d)	2,446,510	40,808
Chevron Corp.	8,914,920	951,044
Cimarex Energy Co.	411,452	45,128
ConocoPhillips Co.	5,804,779	378,472
CONSOL Energy, Inc. (d)	1,085,490	34,953
Denbury Resources, Inc. (d)	1,662,628	13,966
Devon Energy Corp.	1,813,492	111,693
EOG Resources, Inc.	2,584,319	231,865
EQT Corp.	714,476	57,022
Exxon Mobil Corp.	19,969,325	1,768,084
Hess Corp.	1,198,404	89,976
Kinder Morgan, Inc.	8,012,787	328,604
Marathon Oil Corp.	3,182,701	88,670
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	1,321,343	$ 138,741
Murphy Oil Corp. (d)	786,814	40,041
Newfield Exploration Co. (a)	750,897	24,802
Noble Energy, Inc. (d)	1,798,472	84,942
Occidental Petroleum Corp.	3,656,787	284,791
ONEOK, Inc.	981,827	43,456
Phillips 66 Co.	2,610,275	204,802
Pioneer Natural Resources Co.	702,178	107,096
QEP Resources, Inc.	781,588	16,789
Range Resources Corp. (d)	795,566	39,412
Southwestern Energy Co. (a)(d)	1,788,316	44,851
Spectra Energy Corp. (d)	3,164,324	112,302
Tesoro Corp.	595,351	54,677
The Williams Companies, Inc.	3,172,418	155,575
Valero Energy Corp.	2,458,104	151,640
		6,018,749
TOTAL ENERGY		7,160,920
FINANCIALS - 15.8%
Banks - 5.7%
Bank of America Corp.	49,593,803	784,078
BB&T Corp. (d)	3,396,805	129,248
Citigroup, Inc.	14,286,554	748,901
Comerica, Inc.	847,374	38,793
Fifth Third Bancorp	3,885,878	75,231
Huntington Bancshares, Inc.	3,840,827	42,019
JPMorgan Chase & Co.	17,628,668	1,080,285
KeyCorp	4,085,443	56,910
M&T Bank Corp.	623,018	75,385
PNC Financial Services Group, Inc.	2,481,518	228,200
Regions Financial Corp.	6,491,225	62,381
SunTrust Banks, Inc.	2,459,101	100,823
U.S. Bancorp	8,438,442	376,439
Wells Fargo & Co.	22,262,204	1,219,746
Zions Bancorporation	956,994	25,585
		5,044,024
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	262,073	56,718
Ameriprise Financial, Inc.	870,222	116,288
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Bank of New York Mellon Corp.	5,308,658	$ 207,781
BlackRock, Inc. Class A	600,720	223,119
Charles Schwab Corp.	5,418,851	158,989
E*TRADE Financial Corp. (a)	1,361,993	35,459
Franklin Resources, Inc.	1,849,051	99,534
Goldman Sachs Group, Inc.	1,910,185	362,534
Invesco Ltd.	2,031,712	81,817
Legg Mason, Inc.	473,548	27,120
Morgan Stanley	7,200,009	257,688
Northern Trust Corp.	1,043,966	72,900
State Street Corp.	1,968,836	146,580
T. Rowe Price Group, Inc.	1,223,229	101,039
		1,947,566
Consumer Finance - 0.8%
American Express Co.	4,196,251	342,372
Capital One Financial Corp.	2,621,865	206,367
Discover Financial Services	2,138,533	130,408
Navient Corp.	1,934,522	41,399
		720,546
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	8,599,544	1,267,659
CME Group, Inc.	1,493,177	143,240
IntercontinentalExchange Group, Inc.	531,507	125,095
Leucadia National Corp.	1,494,206	35,458
McGraw Hill Financial, Inc.	1,280,349	132,004
Moody's Corp.	865,676	83,919
The NASDAQ OMX Group, Inc.	553,475	27,762
		1,815,137
Insurance - 2.7%
ACE Ltd.	1,564,421	178,360
AFLAC, Inc.	2,124,891	132,274
Allstate Corp.	1,977,975	139,645
American International Group, Inc.	6,601,749	365,275
Aon PLC	1,344,656	134,950
Assurant, Inc.	331,313	20,300
Cincinnati Financial Corp. (d)	693,892	36,610
Genworth Financial, Inc. Class A (a)	2,342,162	18,152
Hartford Financial Services Group, Inc.	2,034,791	83,345
Lincoln National Corp.	1,225,125	70,616
Loews Corp.	1,411,521	57,886
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	2,550,789	$ 145,114
MetLife, Inc.	5,357,383	272,316
Principal Financial Group, Inc.	1,287,942	65,904
Progressive Corp.	2,522,490	67,224
Prudential Financial, Inc.	2,159,850	174,624
The Chubb Corp. (d)	1,112,060	111,706
The Travelers Companies, Inc.	1,562,808	167,908
Torchmark Corp.	606,658	32,305
Unum Group	1,188,351	39,881
XL Group PLC Class A	1,216,941	44,053
		2,358,448
Real Estate Investment Trusts - 2.4%
American Tower Corp.	1,980,475	196,344
Apartment Investment & Management Co. Class A	728,149	27,437
AvalonBay Communities, Inc.	622,527	104,796
Boston Properties, Inc.	721,992	99,209
Crown Castle International Corp.	1,574,418	135,888
Equity Residential (SBI)	1,708,843	131,632
Essex Property Trust, Inc. (d)	301,539	67,071
General Growth Properties, Inc.	2,959,256	85,848
HCP, Inc. (d)	2,165,807	91,744
Health Care REIT, Inc. (d)	1,625,424	125,336
Host Hotels & Resorts, Inc.	3,571,389	74,999
Iron Mountain, Inc.	879,307	32,315
Kimco Realty Corp.	1,940,212	50,989
Plum Creek Timber Co., Inc. (d)	829,478	36,033
Prologis, Inc.	2,357,863	100,704
Public Storage	684,218	134,941
Simon Property Group, Inc.	1,465,596	278,991
The Macerich Co.	662,916	55,453
Ventas, Inc.	1,509,256	112,394
Vornado Realty Trust	823,352	90,602
Weyerhaeuser Co.	2,472,811	86,820
		2,119,546
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,318,585	45,175
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	2,269,147	$ 22,147
People's United Financial, Inc. (d)	1,452,335	21,974
		44,121
TOTAL FINANCIALS		14,094,563
HEALTH CARE - 14.6%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (a)	935,086	168,661
Amgen, Inc.	3,587,191	565,772
Biogen Idec, Inc. (a)	1,113,669	456,148
Celgene Corp. (a)	3,766,553	457,749
Gilead Sciences, Inc. (a)	7,114,605	736,575
Regeneron Pharmaceuticals, Inc. (a)(d)	349,989	144,839
Vertex Pharmaceuticals, Inc. (a)	1,134,262	135,465
		2,665,209
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	7,101,058	336,377
Baxter International, Inc.	2,555,878	176,739
Becton, Dickinson & Co.	905,332	132,830
Boston Scientific Corp. (a)	6,255,504	105,718
C.R. Bard, Inc. (d)	353,210	59,742
CareFusion Corp. (a)	961,641	57,775
DENTSPLY International, Inc. (d)	667,432	35,381
Edwards Lifesciences Corp. (a)	504,472	67,105
Intuitive Surgical, Inc. (a)	170,959	85,480
Medtronic PLC	6,683,177	518,548
St. Jude Medical, Inc.	1,348,318	89,906
Stryker Corp.	1,409,436	133,544
Varian Medical Systems, Inc. (a)(d)	471,484	43,834
Zimmer Holdings, Inc.	798,644	96,149
		1,939,128
Health Care Providers & Services - 2.6%
Aetna, Inc.	1,658,558	165,109
AmerisourceBergen Corp.	979,748	100,679
Anthem, Inc.	1,272,996	186,430
Cardinal Health, Inc.	1,560,760	137,331
Cigna Corp.	1,233,562	150,038
DaVita HealthCare Partners, Inc. (a)	810,747	60,482
Express Scripts Holding Co. (a)	3,460,996	293,458
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc. (a)	1,431,229	$ 102,390
Humana, Inc.	723,104	118,864
Laboratory Corp. of America Holdings (a)	470,161	57,844
McKesson Corp.	1,093,516	250,087
Patterson Companies, Inc. (d)	403,614	20,211
Quest Diagnostics, Inc.	681,597	47,807
Tenet Healthcare Corp. (a)	463,472	21,459
UnitedHealth Group, Inc.	4,526,210	514,313
Universal Health Services, Inc. Class B	429,387	48,671
		2,275,173
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	1,433,188	103,276
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,572,791	66,388
PerkinElmer, Inc.	532,713	25,038
Thermo Fisher Scientific, Inc.	1,886,449	245,238
Waters Corp. (a)	392,715	47,275
		383,939
Pharmaceuticals - 6.3%
AbbVie, Inc.	7,513,568	454,571
Actavis PLC (a)(d)	1,249,983	364,195
Allergan, Inc.	1,404,841	326,963
Bristol-Myers Squibb Co.	7,822,507	476,547
Eli Lilly & Co. (d)	4,620,658	324,232
Endo Health Solutions, Inc. (a)	783,591	67,075
Hospira, Inc. (a)	797,927	69,851
Johnson & Johnson	13,200,131	1,353,145
Mallinckrodt PLC (a)	548,352	64,004
Merck & Co., Inc.	13,444,236	787,026
Mylan, N.V. (a)(d)	1,765,014	101,179
Perrigo Co. PLC	663,826	102,541
Pfizer, Inc. (d)	29,712,836	1,019,745
Zoetis, Inc. Class A	2,364,164	108,964
		5,620,038
TOTAL HEALTH CARE		12,986,763
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.7%
General Dynamics Corp.	1,484,640	206,038
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	3,691,599	$ 379,423
L-3 Communications Holdings, Inc.	401,472	51,963
Lockheed Martin Corp.	1,266,373	253,338
Northrop Grumman Corp.	952,594	157,854
Precision Castparts Corp.	672,162	145,389
Raytheon Co.	1,454,213	158,175
Rockwell Collins, Inc.	626,951	55,849
Textron, Inc.	1,301,800	57,683
The Boeing Co. (d)	3,126,715	471,665
United Technologies Corp.	3,998,280	487,430
		2,424,807
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	689,855	51,256
Expeditors International of Washington, Inc.	910,301	43,968
FedEx Corp.	1,242,239	219,851
United Parcel Service, Inc. Class B	3,287,048	334,391
		649,466
Airlines - 0.4%
Delta Air Lines, Inc.	3,946,873	175,715
Southwest Airlines Co.	3,200,842	138,404
		314,119
Building Products - 0.1%
Allegion PLC	451,441	26,062
Masco Corp.	1,680,062	44,001
		70,063
Commercial Services & Supplies - 0.4%
ADT Corp. (d)	823,042	32,280
Cintas Corp. (d)	457,872	38,223
Pitney Bowes, Inc.	947,834	21,961
Republic Services, Inc.	1,190,431	48,712
Stericycle, Inc. (a)	400,488	54,054
Tyco International Ltd.	1,973,413	83,317
Waste Management, Inc.	2,008,315	109,413
		387,960
Construction & Engineering - 0.1%
Fluor Corp.	696,953	40,423
Jacobs Engineering Group, Inc. (a)	615,666	27,299
Quanta Services, Inc. (a)	1,026,566	29,545
		97,267
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.6%
AMETEK, Inc.	1,159,778	$ 61,631
Eaton Corp. PLC	2,238,133	158,930
Emerson Electric Co. (d)	3,271,065	189,460
Rockwell Automation, Inc.	640,272	74,937
		484,958
Industrial Conglomerates - 2.3%
3M Co.	3,021,993	509,659
Danaher Corp.	2,882,987	251,627
General Electric Co.	47,357,284	1,230,816
Roper Industries, Inc.	472,326	79,148
		2,071,250
Machinery - 1.5%
Caterpillar, Inc.	2,854,958	236,676
Cummins, Inc.	801,236	113,960
Deere & Co. (d)	1,690,248	153,136
Dover Corp.	779,820	56,186
Flowserve Corp.	642,805	39,937
Illinois Tool Works, Inc. (d)	1,696,092	167,676
Ingersoll-Rand PLC	1,251,922	84,117
Joy Global, Inc.	462,982	20,519
PACCAR, Inc. (d)	1,669,895	106,957
Pall Corp.	502,395	50,646
Parker Hannifin Corp.	700,986	86,004
Pentair PLC (d)	880,891	58,553
Snap-On, Inc.	274,028	40,345
Stanley Black & Decker, Inc.	738,744	72,648
Xylem, Inc.	857,691	30,620
		1,317,980
Professional Services - 0.2%
Dun & Bradstreet Corp.	169,345	22,435
Equifax, Inc.	568,668	53,097
Nielsen Holdings B.V. (d)	1,527,518	69,059
Robert Half International, Inc.	640,991	39,716
		184,307
Road & Rail - 1.0%
CSX Corp.	4,694,125	161,055
Kansas City Southern	520,440	60,288
Norfolk Southern Corp. (d)	1,459,277	159,295
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	250,128	$ 23,510
Union Pacific Corp.	4,192,842	504,231
		908,379
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,286,128	53,439
United Rentals, Inc. (a)(d)	470,678	43,801
W.W. Grainger, Inc. (d)	286,171	67,797
		165,037
TOTAL INDUSTRIALS		9,075,593
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	24,114,819	711,628
F5 Networks, Inc. (a)	347,947	41,098
Harris Corp.	493,238	38,315
Juniper Networks, Inc.	1,815,532	43,409
Motorola Solutions, Inc.	899,203	61,092
QUALCOMM, Inc.	7,840,546	568,518
		1,464,060
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,459,384	82,397
Corning, Inc.	6,044,979	147,497
FLIR Systems, Inc.	664,422	21,448
TE Connectivity Ltd.	1,917,815	138,332
		389,674
Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	839,389	58,346
eBay, Inc. (a)	5,331,501	308,747
Facebook, Inc. Class A (a)	9,860,267	778,665
Google, Inc.:
Class A (a)	1,344,223	756,300
Class C (a)	1,342,982	749,921
VeriSign, Inc. (a)(d)	513,937	32,902
Yahoo!, Inc. (a)	4,154,819	183,975
		2,868,856
IT Services - 3.3%
Accenture PLC Class A	2,959,205	266,417
Alliance Data Systems Corp. (a)(d)	301,441	83,954
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	2,273,299	$ 201,960
Cognizant Technology Solutions Corp. Class A (a)	2,871,556	179,429
Computer Sciences Corp.	662,532	46,987
Fidelity National Information Services, Inc.	1,338,122	90,444
Fiserv, Inc. (a)	1,150,502	89,820
IBM Corp.	4,340,376	702,880
MasterCard, Inc. Class A	4,621,171	416,506
Paychex, Inc. (d)	1,539,932	76,743
Teradata Corp. (a)(d)	721,522	32,122
The Western Union Co.	2,464,620	48,109
Total System Services, Inc.	780,231	29,805
Visa, Inc. Class A (d)	2,303,310	624,911
Xerox Corp.	5,060,382	69,074
		2,959,161
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	1,437,464	53,201
Analog Devices, Inc.	1,467,590	85,913
Applied Materials, Inc.	5,745,740	143,931
Avago Technologies Ltd.	1,192,630	152,203
Broadcom Corp. Class A	2,540,512	114,907
First Solar, Inc. (a)(d)	354,432	21,176
Intel Corp.	22,801,043	758,135
KLA-Tencor Corp.	775,647	50,382
Lam Research Corp.	749,630	61,814
Linear Technology Corp.	1,124,876	54,202
Microchip Technology, Inc. (d)	947,724	48,590
Micron Technology, Inc. (a)	5,062,231	155,259
NVIDIA Corp.	2,435,067	53,718
Texas Instruments, Inc.	4,981,331	292,902
Xilinx, Inc.	1,247,125	52,841
		2,099,174
Software - 3.7%
Adobe Systems, Inc. (a)	2,234,372	176,739
Autodesk, Inc. (a)	1,072,950	68,926
CA Technologies, Inc.	1,510,631	49,126
Citrix Systems, Inc. (a)	759,113	48,337
Electronic Arts, Inc. (a)(d)	1,466,321	83,844
Intuit, Inc.	1,346,486	131,457
Microsoft Corp.	38,871,905	1,704,533
Oracle Corp.	15,255,015	668,475
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	885,737	$ 61,222
salesforce.com, Inc. (a)	2,767,390	192,002
Symantec Corp.	3,254,618	81,886
		3,266,547
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	27,657,595	3,552,896
EMC Corp.	9,596,286	277,717
Hewlett-Packard Co.	8,801,038	306,628
NetApp, Inc.	1,469,892	56,811
SanDisk Corp.	1,040,543	83,171
Seagate Technology LLC (d)	1,543,204	94,321
Western Digital Corp.	1,029,449	110,130
		4,481,674
TOTAL INFORMATION TECHNOLOGY		17,529,146
MATERIALS - 3.2%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	907,043	141,626
Airgas, Inc.	317,054	37,165
CF Industries Holdings, Inc.	234,542	71,824
E.I. du Pont de Nemours & Co.	4,272,293	332,598
Eastman Chemical Co.	700,427	52,154
Ecolab, Inc.	1,273,766	147,171
FMC Corp.	628,467	39,851
International Flavors & Fragrances, Inc.	381,849	46,559
LyondellBasell Industries NV Class A	1,959,685	168,357
Monsanto Co.	2,282,806	274,918
PPG Industries, Inc.	647,176	152,332
Praxair, Inc.	1,374,065	175,743
Sherwin-Williams Co.	384,804	109,746
Sigma Aldrich Corp.	561,636	77,539
The Dow Chemical Co.	5,224,421	257,250
The Mosaic Co.	1,488,407	79,273
		2,164,106
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	291,855	41,540
Vulcan Materials Co.	621,087	51,550
		93,090
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Avery Dennison Corp.	429,617	$ 23,006
Ball Corp.	645,700	46,303
MeadWestvaco Corp.	786,210	41,716
Owens-Illinois, Inc. (a)	777,688	20,344
Sealed Air Corp.	995,787	46,931
		178,300
Metals & Mining - 0.4%
Alcoa, Inc.	5,559,131	82,220
Allegheny Technologies, Inc. (d)	512,623	17,255
Freeport-McMoRan, Inc.	4,900,305	105,994
Newmont Mining Corp.	2,352,239	61,934
Nucor Corp.	1,504,350	70,750
		338,153
Paper & Forest Products - 0.1%
International Paper Co.	1,997,693	112,690
TOTAL MATERIALS		2,886,339
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	24,461,019	845,373
CenturyLink, Inc.	2,691,346	101,894
Frontier Communications Corp.	4,725,645	37,711
Level 3 Communications, Inc. (a)	1,314,997	70,826
Verizon Communications, Inc.	19,569,398	967,707
Windstream Holdings, Inc. (d)	2,842,529	22,428
		2,045,939
UTILITIES - 3.0%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	2,307,174	132,847
Duke Energy Corp. (d)	3,335,464	262,001
Edison International	1,536,470	98,718
Entergy Corp.	851,118	67,672
Eversource Energy	1,493,972	77,313
Exelon Corp.	4,053,092	137,481
FirstEnergy Corp.	1,984,389	69,414
NextEra Energy, Inc.	2,058,375	212,959
Pepco Holdings, Inc.	1,187,951	32,241
Pinnacle West Capital Corp.	520,864	33,377
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	3,136,367	$ 106,950
Southern Co.	4,243,366	194,304
Xcel Energy, Inc.	2,384,733	84,133
		1,509,410
Gas Utilities - 0.0%
AGL Resources, Inc.	563,887	27,692
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,594,464	38,235
The AES Corp.	3,093,596	40,124
		78,359
Multi-Utilities - 1.2%
Ameren Corp.	1,144,226	48,527
CenterPoint Energy, Inc.	2,026,846	42,138
CMS Energy Corp.	1,297,127	45,568
Consolidated Edison, Inc.	1,381,211	87,210
Dominion Resources, Inc.	2,753,624	198,509
DTE Energy Co.	834,659	68,467
Integrys Energy Group, Inc.	377,093	28,180
NiSource, Inc.	1,488,789	63,884
PG&E Corp.	2,240,435	120,379
Public Service Enterprise Group, Inc.	2,386,419	100,373
SCANA Corp.	672,242	38,284
Sempra Energy	1,090,020	117,940
TECO Energy, Inc.	1,106,769	21,726
Wisconsin Energy Corp. (d)	1,063,501	54,217
		1,035,402
TOTAL UTILITIES		2,650,863
TOTAL COMMON STOCKS (Cost $49,786,838)		88,016,970
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 3/5/15 to 6/25/15 (e) (Cost $59,991)	$ 60,000	59,996
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	678,814,800	$ 678,815
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	2,147,672,519	2,147,673
TOTAL MONEY MARKET FUNDS (Cost $2,826,488)		2,826,488
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $52,673,317)		90,903,454
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(1,965,818)
NET ASSETS - 100%		$ 88,937,636
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,559 CME S&P 500 Index Contracts (United States)	March 2015	$ 819,566	$ 33,801
920 CME S&P 500 Index Contracts (United States)	March 2015	96,729	4,631
TOTAL EQUITY INDEX CONTRACTS		$ 916,295	$ 38,432

The face value of futures purchased as a percentage of net assets is 1.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $41,850,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,132
Fidelity Securities Lending Cash Central Fund	5,753
Total	$ 6,885
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,961,867	$ 10,961,867	$ -	$ -
Consumer Staples	8,624,977	8,624,977	-	-
Energy	7,160,920	7,160,920	-	-
Financials	14,094,563	14,094,563	-	-
Health Care	12,986,763	12,885,584	101,179	-
Industrials	9,075,593	9,075,593	-	-
Information Technology	17,529,146	17,529,146	-	-
Materials	2,886,339	2,886,339	-	-
Telecommunication Services	2,045,939	2,045,939	-	-
Utilities	2,650,863	2,650,863	-	-
U.S. Government and Government Agency Obligations	59,996	-	59,996	-
Money Market Funds	2,826,488	2,826,488	-	-
Total Investments in Securities:	$ 90,903,454	$ 90,742,279	$ 161,175	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 38,432	$ 38,432	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 38,432	$ -
Total Value of Derivatives	$ 38,432	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $2,093,811) - See accompanying schedule: Unaffiliated issuers (cost $49,846,829)	$ 88,076,966
Fidelity Central Funds (cost $2,826,488)	2,826,488
Total Investments (cost $52,673,317)		$ 90,903,454
Cash		545
Receivable for investments sold		9,087
Receivable for fund shares sold		103,497
Dividends receivable		188,405
Distributions receivable from Fidelity Central Funds		710
Receivable from investment adviser for expense reductions		1,134
Other receivables		1,739
Total assets		91,208,571

Liabilities
Payable for investments purchased	$ 19,125
Payable for fund shares redeemed	94,712
Accrued management fee	1,819
Payable for daily variation margin for derivative instruments	3,053
Other affiliated payables	2,787
Other payables and accrued expenses	1,766
Collateral on securities loaned, at value	2,147,673
Total liabilities		2,270,935

Net Assets		$ 88,937,636
Net Assets consist of:
Paid in capital		$ 50,251,062
Undistributed net investment income		391,176
Accumulated undistributed net realized gain (loss) on investments		26,829
Net unrealized appreciation (depreciation) on investments		38,268,569
Net Assets		$ 88,937,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($7,315,376 ÷ 97,914 shares)	$ 74.71

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($49,784,287 ÷ 666,254 shares)	$ 74.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,621,153 ÷ 342,870 shares)	$ 74.73

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($6,216,820 ÷ 83,194 shares)	$ 74.73

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2015

Investment Income
Dividends		$ 1,680,135
Interest		41
Income from Fidelity Central Funds		6,885
Total income		1,687,061

Expenses
Management fee	$ 19,563
Transfer agent fees	30,295
Independent trustees' compensation	314
Appreciation in deferred trustee compensation	1
Miscellaneous	115
Total expenses before reductions	50,288
Expense reductions	(12,010)	38,278
Net investment income (loss)		1,648,783
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	713,741
Futures contracts	154,668
Total net realized gain (loss)		868,409
Change in net unrealized appreciation (depreciation) on: Investment securities	8,880,699
Futures contracts	29,539
Total change in net unrealized appreciation (depreciation)		8,910,238
Net gain (loss)		9,778,647
Net increase (decrease) in net assets resulting from operations		$ 11,427,430

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,648,783	$ 1,260,943
Net realized gain (loss)	868,409	989,257
Change in net unrealized appreciation (depreciation)	8,910,238	11,659,023
Net increase (decrease) in net assets resulting from operations	11,427,430	13,909,223
Distributions to shareholders from net investment income	(1,488,079)	(1,221,746)
Distributions to shareholders from net realized gain	(181,095)	-
Total distributions	(1,669,174)	(1,221,746)
Share transactions - net increase (decrease)	8,551,256	4,624,796
Total increase (decrease) in net assets	18,309,512	17,312,273

Net Assets
Beginning of period	70,628,124	53,315,851
End of period (including undistributed net investment income of $391,176 and undistributed net investment income of $230,704, respectively)	$ 88,937,636	$ 70,628,124

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 66.10	$ 53.81	$ 48.49	$ 47.09	$ 39.19
Income from Investment Operations
Net investment income (loss) B	1.44	1.19	1.10	.89	.81
Net realized and unrealized gain (loss)	8.64	12.26	5.28	1.40	7.88
Total from investment operations	10.08	13.45	6.38	2.29	8.69
Distributions from net investment income	(1.31)	(1.16)	(1.06)	(.89)	(.79)
Distributions from net realized gain	(.16)	-	-	-	-
Total distributions	(1.47)	(1.16)	(1.06)	(.89)	(.79)
Net asset value, end of period	$ 74.71	$ 66.10	$ 53.81	$ 48.49	$ 47.09
Total ReturnA	15.40%	25.27%	13.36%	5.04%	22.47%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% H	.10% H	.10% H	.10%	.10%
Expenses net of all reductions	.10% H	.10% H	.10% H	.10%	.10%
Net investment income (loss)	2.06%	1.98%	2.21%	1.96%	1.94%
Supplemental Data
Net assets, end of period (in millions)	$ 7,315	$ 5,751	$ 4,705	$ 13,407	$ 27,881
Portfolio turnover rateD	4%	4%	4%	5% F	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

H Amount represents .095%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 66.11	$ 53.82	$ 48.50	$ 47.10	$ 39.19
Income from Investment Operations
Net investment income (loss) B	1.48	1.22	1.13	.90	.82
Net realized and unrealized gain (loss)	8.63	12.26	5.27	1.40	7.89
Total from investment operations	10.11	13.48	6.40	2.30	8.71
Distributions from net investment income	(1.34)	(1.19)	(1.08)	(.90)	(.80)
Distributions from net realized gain	(.16)	-	-	-	-
Total distributions	(1.50)	(1.19)	(1.08)	(.90)	(.80)
Net asset value, end of period	$ 74.72	$ 66.11	$ 53.82	$ 48.50	$ 47.10
Total ReturnA	15.45%	25.32%	13.39%	5.07%	22.53%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.07%	.07%
Expenses net of all reductions	.05%	.05%	.06%	.07%	.07%
Net investment income (loss)	2.11%	2.02%	2.25%	1.99%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$ 49,784	$ 38,736	$ 28,996	$ 16,230	$ 15,595
Portfolio turnover rateD	4%	4%	4%	5% F	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 66.11	$ 53.82	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	1.48	1.22	1.13	.79
Net realized and unrealized gain (loss)	8.64	12.26	5.28	.68
Total from investment operations	10.12	13.48	6.41	1.47
Distributions from net investment income	(1.35)	(1.19)	(1.09)	(.71)
Distributions from net realized gain	(.16)	-	-	-
Total distributions	(1.50) J	(1.19)	(1.09)	(.71)
Net asset value, end of period	$ 74.73	$ 66.11	$ 53.82	$ 48.50
Total ReturnB, C	15.47%	25.33%	13.42%	3.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.04%	.04%	.04%	.05%A
Expenses net of all reductions	.04%	.04%	.04%	.05%A
Net investment income (loss)	2.12%	2.03%	2.27%	2.19%A
Supplemental Data
Net assets, end of period (in millions)	$ 25,621	$ 22,636	$ 17,703	$ 14,629
Portfolio turnover rateF	4%	4%	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 66.11	$ 53.83	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	1.50	1.24	1.14	.81
Net realized and unrealized gain (loss)	8.64	12.24	5.29	.67
Total from investment operations	10.14	13.48	6.43	1.48
Distributions from net investment income	(1.36)	(1.20)	(1.10)	(.72)
Distributions from net realized gain	(.16)	-	-	-
Total distributions	(1.52)	(1.20)	(1.10)	(.72)
Net asset value, end of period	$ 74.73	$ 66.11	$ 53.83	$ 48.50
Total ReturnB, C	15.50%	25.34%	13.46%	3.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% J	.03% J	.03% J	.03%A, J
Expenses net of fee waivers, if any	.02%	.02%	.02%	.03%A, J
Expenses net of all reductions	.02%	.02%	.02%	.03%A, J
Net investment income (loss)	2.14%	2.05%	2.29%	2.24%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,217	$ 3,506	$ 1,912	$ 716
Portfolio turnover rateF	4%	4%	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents .025%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

(Amounts in thousands except percentages)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,780,397
Gross unrealized depreciation	(2,810,218)
Net unrealized appreciation (depreciation) on securities	$ 37,970,179

Tax Cost	$ 52,933,275

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 392,920
Undistributed long-term capital gains	$ 325,219
Net unrealized appreciation (depreciation) on securities and other investments	$ 37,970,178

The tax character of distributions paid was as follows:

	February 28, 2015	February 28, 2014
Ordinary Income	$ 1,488,079	$ 1,221,746
Long-term Capital Gains	$ 181,095	$ -
Total	$ 1,669,174	$ 1,221,746

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $154,668 and a change in net unrealized appreciation (depreciation) of $29,539 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,382,306 and $2,764,510, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 4,844
Fidelity Advantage Class	19,515
Institutional Class	5,936
$ 30,295

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $115 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the

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8. Security Lending - continued

Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,753.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2016.

	Expense Limitations	Reimbursement
Investor Class	.095%	$ 364
Fidelity Advantage Class	.050%	8,901
Institutional Class	.040%	2,486
Fidelity Advantage Institutional Class	.020%	257

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2015	2014
From net investment income
Investor Class	$ 119,301	$ 100,863
Fidelity Advantage Class	823,644	665,146
Institutional Class	455,819	401,823
Fidelity Advantage Institutional Class	89,315	53,914
Total	$ 1,488,079	$ 1,221,746

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders - continued

Years ended February 28,	2015	2014
From net realized gain
Investor Class	$ 15,371	$ -
Fidelity Advantage Class	100,506	-
Institutional Class	53,616	-
Fidelity Advantage Institutional Class	11,602	-
Total	$ 181,095	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
Investor Class
Shares sold	52,600	39,355	$ 3,663,941	$ 2,384,060
Reinvestment of distributions	1,850	1,660	130,439	98,060
Shares redeemed	(43,534)	(41,439)	(3,070,864)	(2,495,889)
Net increase (decrease)	10,916	(424)	$ 723,516	$ (13,769)
Fidelity Advantage Class
Shares sold	161,661	139,661	$ 11,355,801	$ 8,405,537
Reinvestment of distributions	12,217	10,502	860,949	620,608
Shares redeemed	(93,565)	(102,964)	(6,570,904)	(6,208,026)
Net increase (decrease)	80,313	47,199	$ 5,645,846	$ 2,818,119
Institutional Class
Shares sold	86,963	90,088	$ 6,115,540	$ 5,417,050
Reinvestment of distributions	7,236	6,803	509,435	401,823
Shares redeemed	(93,727)	(83,402)	(6,564,397)	(5,026,000)
Net increase (decrease)	472	13,489	$ 60,578	$ 792,873
Fidelity Advantage Institutional Class
Shares sold	39,216	24,446	$ 2,755,481	$ 1,448,700
Reinvestment of distributions	1,429	908	100,917	53,914
Shares redeemed	(10,476)	(7,851)	(735,082)	(475,041)
Net increase (decrease)	30,169	17,503	$ 2,121,316	$ 1,027,573

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

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12. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan 500 Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan 500 Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 24, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 174 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

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Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and FMR Investment Management (U.K.) Limited (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, FMR Investment Management (U.K.) Limited, Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan 500 Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived for capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Investor Class	4/13/15	4/10/15	$0.271
Fidelity Advantage Class	4/13/15	4/10/15	$0.271

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2015, $612,860,465, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor Class designates 99%, 96%, 96%, and 96%; and Fidelity Advantage Class designates 97%, 94%, 94%, and 94% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Investor Class designates 100% of the dividends distributed during the fiscal year; and Fidelity Advantage Class designates 100%, 99%, 99%, and 99% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UEI-UANN-0415
1.790915.111
Contents Shareholder Expense Example Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Shareholder Expense Example Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity Advantage® Class

Annual Report

(Fidelity Cover Art)

February 28, 2015

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Investor Class	.100%
Actual		$ 1,000.00	$ 1,059.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 1,059.40	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,059.30	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Fidelity Advantage Institutional Class	.035%
Actual		$ 1,000.00	$ 1,059.50	$ .18
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .18
Class F	.035%
Actual		$ 1,000.00	$ 1,059.40	$ .18
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Past 10 years
Spartan® Total Market Index Fund - Investor Class	13.94%	16.30%	8.40%
Spartan Total Market Index Fund - Fidelity Advantage® Class A	14.02%	16.35%	8.43%

A The initial offering of Fidelity Advantage® Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund - Investor Class on February 28, 2005. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.
Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near its all-time high for the 12 months ending February 28, 2015, supported by low interest rates and the relative strength of the U.S. economy and dollar. The large-cap S&P 500® Index returned 15.51%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 16.58%, while the small-cap Russell 2000® Index returned 5.63%, rallying from early-period weakness amid growth and valuation worries. Among S&P 500® sectors, all except one notched a double-digit gain, led by health care (+24%), information technology (+22%) and consumer staples (+22%). Energy (-7%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning midyear and attributed to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about economic growth and Ebola, as well as unrest in Syria, Iraq and Ukraine. Nevertheless, the index finished the period well above its mid-October nadir, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate, and consumer confidence that declined only slightly from its 11-year high reached in January.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 13.94% and 14.02%, respectively, roughly in line with the 14.00% advance of its benchmark, the Dow Jones U.S. Total Stock Market IndexSM. Apple, the largest position in the index and fund, was the biggest individual contributor by a huge margin. This well-known maker of mobile devices and personal computers continued to generate financial results well beyond analysts' expectations. Also within information technology, semiconductor manufacturer Intel benefited from increased optimism about the prospects for chipmakers, as well as better-than-anticipated quarterly profits. Software maker Microsoft and network communications gear maker Cisco Systems were other meaningful contributors within this sector. In financials, Berkshire Hathaway, an insurance-focused conglomerate led by famed investor Warren Buffett, added value, as did bank stock Wells Fargo. Many of the fund's biggest detractors were energy stocks hurt by a sharply falling oil price, including energy producers Exxon Mobil, Occidental Petroleum and Chevron. Another meaningful detractor in this sector was oil-field services company Halliburton. A lower oil price, among other challenges, also weighed on mining- and-energy company Freeport-McMoRan. Elsewhere, the biggest individual detractor was Internet search giant Google, whose earnings repeatedly lagged analysts' expectations due to rising expenses coupled with a more challenging environment for its core advertising business.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.2	2.8
Exxon Mobil Corp.	1.6	1.9
Microsoft Corp.	1.6	1.5
Johnson & Johnson	1.2	1.3
Berkshire Hathaway, Inc. Class B	1.2	1.1
General Electric Co.	1.1	1.2
Wells Fargo & Co.	1.1	1.1
Procter & Gamble Co.	1.0	1.0
JPMorgan Chase & Co.	1.0	1.0
Pfizer, Inc.	0.9	0.8
	13.9
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	18.4
Financials	17.2	17.1
Health Care	14.2	13.2
Consumer Discretionary	13.1	12.5
Industrials	11.1	11.2
Consumer Staples	8.4	8.0
Energy	7.3	9.6
Materials	3.6	3.8
Utilities	3.0	3.0
Telecommunication Services	2.1	2.1

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	93,804	$ 2,337,596
Autoliv, Inc. (d)	118,893	13,375,463
BorgWarner, Inc.	281,937	17,327,848
Clean Diesel Technologies, Inc. (a)(d)	42,378	86,451
Cooper Tire & Rubber Co.	72,740	2,768,484
Cooper-Standard Holding, Inc. (a)	18,059	978,978
Dana Holding Corp.	208,374	4,552,972
Delphi Automotive PLC	368,663	29,065,391
Dorman Products, Inc. (a)(d)	40,228	1,774,457
Drew Industries, Inc. (a)	31,215	1,841,373
Federal-Mogul Corp. Class A (a)	65,766	859,562
Fox Factory Holding Corp. (a)	22,891	341,076
Fuel Systems Solutions, Inc. (a)(d)	20,668	224,041
Gentex Corp.	379,939	6,694,525
Gentherm, Inc. (a)	41,178	1,912,718
Jason Industries, Inc. (a)	13,118	93,794
Johnson Controls, Inc.	837,993	42,578,424
Lear Corp.	96,143	10,471,896
Modine Manufacturing Co. (a)	62,657	812,035
Motorcar Parts of America, Inc. (a)	20,115	528,019
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	28,606	88,679
Remy International, Inc.	45,626	1,043,467
Shiloh Industries, Inc. (a)	7,922	98,312
Spartan Motors, Inc.	44,931	223,756
Standard Motor Products, Inc.	27,135	1,137,499
Stoneridge, Inc. (a)	33,804	390,436
Strattec Security Corp.	4,334	294,755
Superior Industries International, Inc. (d)	32,436	629,907
Sypris Solutions, Inc.	16,848	42,120
Tenneco, Inc. (a)	73,068	4,255,480
The Goodyear Tire & Rubber Co.	346,413	9,259,619
Tower International, Inc. (a)	19,656	532,088
TRW Automotive Holdings Corp. (a)	139,093	14,499,054
UQM Technologies, Inc. (a)(d)	38,648	40,967
Visteon Corp. (a)	54,951	5,524,224
		176,685,466
Automobiles - 0.6%
Ford Motor Co.	4,827,045	78,873,915
General Motors Co.	1,691,814	63,121,580
Harley-Davidson, Inc. (d)	269,511	17,132,814
Tesla Motors, Inc. (a)(d)	120,822	24,567,945
Thor Industries, Inc. (d)	55,365	3,413,806
Winnebago Industries, Inc. (d)	39,123	908,045
		188,018,105
Distributors - 0.1%
Core-Mark Holding Co., Inc.	26,901	1,891,678
Genuine Parts Co.	192,526	18,497,898
LKQ Corp. (a)	374,870	9,212,430
Pool Corp. (d)	56,544	3,911,148

	Shares	Value
VOXX International Corp. (a)(d)	18,073	$ 155,428
Weyco Group, Inc.	5,169	139,253
		33,807,835
Diversified Consumer Services - 0.2%
2U, Inc. (d)	6,579	121,580
American Public Education, Inc. (a)(d)	20,589	667,084
Apollo Education Group, Inc. Class A (non-vtg.) (a)	121,425	3,357,401
Ascent Capital Group, Inc. (a)(d)	16,905	743,313
Bridgepoint Education, Inc. (a)	9,049	91,576
Bright Horizons Family Solutions, Inc. (a)(d)	47,641	2,415,399
Capella Education Co.	13,812	895,294
Career Education Corp. (a)	70,894	378,574
Carriage Services, Inc.	15,957	366,851
Chegg, Inc. (a)(d)	67,008	544,105
Collectors Universe, Inc.	4,772	108,658
DeVry, Inc.	67,010	2,449,216
Graham Holdings Co.	5,627	5,550,360
Grand Canyon Education, Inc. (a)	62,360	2,859,830
H&R Block, Inc.	337,746	11,534,026
Houghton Mifflin Harcourt Co. (a)(d)	193,881	3,834,966
ITT Educational Services, Inc. (a)(d)	22,063	163,266
K12, Inc. (a)	35,687	604,181
Liberty Tax, Inc. (a)	2,034	57,806
LifeLock, Inc. (a)(d)	108,404	1,515,488
Lincoln Educational Services Corp.	15,671	45,759
National American University Holdings, Inc.	5,378	17,479
Regis Corp. (a)	52,945	849,238
Service Corp. International	256,776	6,380,884
ServiceMaster Global Holdings, Inc.	90,710	3,137,659
Sotheby's Class A (Ltd. vtg.) (d)	74,799	3,287,416
Steiner Leisure Ltd. (a)(d)	15,523	715,921
Strayer Education, Inc. (a)(d)	14,558	886,145
Universal Technical Institute, Inc.	29,419	289,483
Weight Watchers International, Inc. (a)(d)	34,295	388,562
		54,257,520
Hotels, Restaurants & Leisure - 2.0%
Ambassadors Group, Inc. (a)	24,177	59,717
ARAMARK Holdings Corp.	184,748	5,847,274
Belmond Ltd. Class A (a)	110,162	1,347,281
Biglari Holdings, Inc. (a)(d)	2,475	1,077,145
BJ's Restaurants, Inc. (a)(d)	35,904	1,874,907
Bloomin' Brands, Inc.	141,362	3,641,485
Bob Evans Farms, Inc.	27,901	1,634,441
Boyd Gaming Corp. (a)	92,406	1,276,127
Bravo Brio Restaurant Group, Inc. (a)	12,451	162,237
Brinker International, Inc.	84,914	5,048,986
Buffalo Wild Wings, Inc. (a)(d)	25,209	4,817,944
Caesars Entertainment Corp. (a)(d)	56,403	597,872
Carnival Corp. unit	566,794	24,933,268
Carrols Restaurant Group, Inc. (a)	34,793	273,125
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Century Casinos, Inc. (a)	28,742	$ 161,817
Chipotle Mexican Grill, Inc. (a)	38,660	25,707,740
Choice Hotels International, Inc. (d)	44,031	2,794,648
Churchill Downs, Inc.	15,167	1,665,943
Chuy's Holdings, Inc. (a)(d)	19,492	437,985
ClubCorp Holdings, Inc.	34,731	618,212
Cosi, Inc. (a)(d)	30,434	81,867
Cracker Barrel Old Country Store, Inc. (d)	30,571	4,617,138
Darden Restaurants, Inc.	168,973	10,814,272
Dave & Buster's Entertainment, Inc.	14,744	460,013
Del Frisco's Restaurant Group, Inc. (a)	28,720	576,985
Denny's Corp. (a)	93,175	1,072,444
Diamond Resorts International, Inc. (a)(d)	93,410	3,236,657
DineEquity, Inc.	19,807	2,149,654
Domino's Pizza, Inc.	66,862	6,788,499
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,719
Dover Motorsports, Inc.	9,993	24,983
Dunkin' Brands Group, Inc.	131,377	6,156,326
El Pollo Loco Holdings, Inc. (a)(d)	17,802	437,751
Eldorado Resorts, Inc. (a)	8,529	39,233
Empire Resorts, Inc. (a)(d)	20,107	107,975
Entertainment Gaming Asia, Inc.	2,061	3,627
Extended Stay America, Inc. unit	66,841	1,290,031
Famous Dave's of America, Inc. (a)(d)	7,623	234,179
Fiesta Restaurant Group, Inc. (a)(d)	33,170	2,156,382
Frisch's Restaurants, Inc.	500	14,040
Hilton Worldwide Holdings, Inc. (a)	513,282	14,510,482
Hyatt Hotels Corp. Class A (a)	74,342	4,500,665
Ignite Restaurant Group, Inc. (a)	4,841	34,516
International Game Technology	302,223	5,391,658
International Speedway Corp. Class A (d)	32,760	1,016,543
Interval Leisure Group, Inc. (d)	46,155	1,246,185
Intrawest Resorts Holdings, Inc.	22,150	209,096
Isle of Capri Casinos, Inc. (a)	20,657	257,593
Jack in the Box, Inc.	48,147	4,655,333
Jamba, Inc. (a)(d)	19,136	289,719
Kona Grill, Inc. (a)(d)	8,466	207,078
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,787,582
La Quinta Holdings, Inc.	72,875	1,618,554
Lakes Entertainment, Inc. (a)	1,436	12,206
Las Vegas Sands Corp.	461,553	26,262,366
Life Time Fitness, Inc. (a)(d)	49,894	2,883,873
Luby's, Inc. (a)	14,614	81,838
Marcus Corp.	22,859	445,522
Marriott International, Inc. Class A	264,168	21,952,361
Marriott Vacations Worldwide Corp.	38,724	2,945,347
McDonald's Corp.	1,221,095	120,766,296
MGM Mirage, Inc. (a)	443,377	9,634,582
Monarch Casino & Resort, Inc. (a)	11,528	209,810

	Shares	Value
Morgans Hotel Group Co. (a)	27,678	$ 214,781
Nathan's Famous, Inc. (a)	3,561	291,147
Noodles & Co. (a)(d)	16,951	309,017
Norwegian Cruise Line Holdings Ltd. (a)	125,047	6,167,318
Panera Bread Co. Class A (a)(d)	31,690	5,115,717
Papa John's International, Inc.	38,520	2,382,077
Penn National Gaming, Inc. (a)(d)	107,531	1,751,680
Pinnacle Entertainment, Inc. (a)(d)	74,176	1,909,290
Popeyes Louisiana Kitchen, Inc. (a)	27,974	1,678,720
Potbelly Corp. (a)(d)	17,598	236,517
Premier Exhibitions, Inc. (a)	7,733	2,784
Rave Restaurant Group, Inc. (a)(d)	9,079	118,209
RCI Hospitality Holdings, Inc. (a)	5,726	59,837
Red Lion Hotels Corp. (a)	3,129	21,277
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,764,472
Royal Caribbean Cruises Ltd.	209,761	16,029,936
Ruby Tuesday, Inc. (a)(d)	88,086	579,606
Ruth's Hospitality Group, Inc.	33,916	517,558
Scientific Games Corp. Class A (a)(d)	70,193	948,307
SeaWorld Entertainment, Inc. (d)	80,309	1,504,991
Six Flags Entertainment Corp.	119,451	5,409,936
Sonic Corp.	105,686	3,359,758
Speedway Motorsports, Inc.	16,331	387,371
Starbucks Corp.	937,768	87,667,241
Starwood Hotels & Resorts Worldwide, Inc.	220,579	17,719,111
Texas Roadhouse, Inc. Class A (d)	84,910	3,196,012
The Cheesecake Factory, Inc.	58,805	2,794,414
Town Sports International Holdings, Inc.	13,107	90,700
Vail Resorts, Inc.	44,936	3,945,830
Wendy's Co.	318,091	3,527,629
Wyndham Worldwide Corp.	153,410	14,033,947
Wynn Resorts Ltd.	100,688	14,348,040
Yum! Brands, Inc.	545,294	44,228,796
Zoe's Kitchen, Inc. (d)	18,893	648,219
		588,121,379
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	9,782	251,495
Beazer Homes U.S.A., Inc. (a)(d)	40,506	690,222
Blyth, Inc.	16,038	118,040
Cavco Industries, Inc. (a)(d)	9,813	703,200
Comstock Holding Companies, Inc. Class A (a)	10,474	10,160
CSS Industries, Inc.	16,118	465,810
D.R. Horton, Inc.	411,845	11,247,487
Dixie Group, Inc. (a)(d)	6,244	55,072
Emerson Radio Corp. (a)	23,724	31,790
Ethan Allen Interiors, Inc. (d)	36,464	978,329
Flexsteel Industries, Inc.	6,435	192,085
Garmin Ltd.	150,776	7,483,013
GoPro, Inc. Class A (d)	33,208	1,394,072
Green Brick Partners, Inc. (a)(d)	8,033	65,469
Harman International Industries, Inc.	85,581	11,809,322
Helen of Troy Ltd. (a)	38,566	2,954,927
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Hooker Furniture Corp.	13,495	$ 248,983
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	662,590
Installed Building Products, Inc. (a)(d)	16,619	289,835
iRobot Corp. (a)(d)	34,979	1,149,060
Jarden Corp. (a)	219,750	11,662,133
KB Home	99,983	1,394,763
Koss Corp.	2,669	5,685
La-Z-Boy, Inc.	61,531	1,535,198
Leggett & Platt, Inc.	173,875	7,833,069
Lennar Corp. Class A (d)	218,422	10,966,969
LGI Homes, Inc. (a)(d)	15,810	223,870
Libbey, Inc.	27,649	1,051,491
Lifetime Brands, Inc.	10,885	174,269
M.D.C. Holdings, Inc. (d)	36,801	1,000,251
M/I Homes, Inc. (a)(d)	24,871	541,442
Meritage Homes Corp. (a)(d)	46,552	2,072,030
Mohawk Industries, Inc. (a)	81,448	15,014,939
NACCO Industries, Inc. Class A	6,219	347,331
New Home Co. LLC (a)(d)	11,951	173,529
Newell Rubbermaid, Inc.	337,039	13,242,262
NVR, Inc. (a)(d)	5,106	6,801,192
PulteGroup, Inc.	423,741	9,559,597
Ryland Group, Inc. (d)	55,709	2,534,760
Skullcandy, Inc. (a)(d)	12,653	131,718
Skyline Corp. (a)	21,741	78,485
Standard Pacific Corp. (a)(d)	260,082	2,273,117
Stanley Furniture Co., Inc. (a)	5,699	18,978
Taylor Morrison Home Corp. (a)	40,708	784,850
Tempur Sealy International, Inc. (a)	74,635	4,292,259
Toll Brothers, Inc. (a)(d)	207,192	7,937,526
TRI Pointe Homes, Inc. (a)	170,220	2,703,094
Tupperware Brands Corp.	65,324	4,664,134
Turtle Beach Corp. (a)(d)	6,672	15,746
UCP, Inc. (a)	9,479	86,259
Universal Electronics, Inc. (a)	17,819	1,006,952
WCI Communities, Inc. (a)(d)	12,892	308,377
Whirlpool Corp.	98,925	20,967,154
William Lyon Homes, Inc. (a)(d)	19,764	448,445
Zagg, Inc. (a)	27,405	211,019
		172,863,854
Internet & Catalog Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	393,994
Amazon.com, Inc. (a)	477,405	181,490,285
Blue Nile, Inc. (a)(d)	17,894	536,462
EVINE Live, Inc. (a)	41,726	264,126
Expedia, Inc.	124,332	11,407,461
FTD Companies, Inc. (a)(d)	25,393	883,676
Gaiam, Inc. Class A (a)	12,609	80,572
Geeknet, Inc. (a)	2,810	20,344
Groupon, Inc. Class A (a)(d)	528,507	4,323,187

	Shares	Value
HSN, Inc.	40,566	$ 2,741,045
Lands' End, Inc. (a)(d)	17,098	626,984
Liberty Interactive Corp.:
(Venture Group) Series A (a)	170,861	6,865,195
Series A (a)	594,036	17,541,883
Liberty TripAdvisor Holdings, Inc. (a)	92,302	3,048,735
Netflix, Inc. (a)	75,574	35,890,848
NutriSystem, Inc. (d)	26,922	463,328
Orbitz Worldwide, Inc. (a)	134,938	1,562,582
Overstock.com, Inc. (a)	16,325	370,904
PetMed Express, Inc. (d)	32,292	496,974
Priceline Group, Inc. (a)	65,628	81,213,337
Shutterfly, Inc. (a)	48,378	2,322,628
Travelport Worldwide Ltd. (d)	47,899	763,510
TripAdvisor, Inc. (a)	138,736	12,382,188
U.S. Auto Parts Network, Inc. (a)	5,048	14,033
Wayfair LLC Class A (d)	16,136	376,776
zulily, Inc. Class A (a)(d)	24,900	348,849
		366,429,906
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	682,458
Black Diamond, Inc. (a)(d)	20,004	145,029
Brunswick Corp.	120,580	6,540,259
Callaway Golf Co.	101,218	909,950
Escalade, Inc.	7,022	108,841
Hasbro, Inc. (d)	143,066	8,915,158
JAKKS Pacific, Inc. (a)(d)	19,661	130,942
Johnson Outdoors, Inc. Class A (d)	3,505	117,558
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	220,069
Malibu Boats, Inc. Class A (a)(d)	12,314	249,359
Marine Products Corp.	11,741	95,807
Mattel, Inc.	420,105	11,057,164
Nautilus, Inc. (a)	31,083	474,327
Polaris Industries, Inc.	74,931	11,489,170
Smith & Wesson Holding Corp. (a)(d)	80,794	1,093,143
Sturm, Ruger & Co., Inc. (d)	24,417	1,268,707
Summer Infant, Inc. (a)	32,605	89,012
Vista Outdoor, Inc. (a)	82,746	3,612,690
		47,199,643
Media - 3.5%
A.H. Belo Corp. Class A	22,177	192,718
AMC Entertainment Holdings, Inc. Class A	19,892	683,887
AMC Networks, Inc. Class A (a)(d)	71,600	5,156,632
Ballantyne of Omaha, Inc. (a)	17,964	81,197
Cablevision Systems Corp. - NY Group Class A (d)	270,372	5,077,586
Carmike Cinemas, Inc. (a)	27,589	862,156
CBS Corp. Class B	593,822	35,094,880
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	160,543
Charter Communications, Inc. Class A (a)	101,256	18,286,834
Cinedigm Corp. (a)	56,149	87,031
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark Holdings, Inc.	124,821	$ 5,082,711
Clear Channel Outdoor Holding, Inc. Class A (a)	47,329	461,931
Comcast Corp. Class A	3,235,858	192,145,248
Crown Media Holdings, Inc. Class A (a)	42,094	144,382
Cumulus Media, Inc. Class A (a)(d)	143,016	570,634
Dex Media, Inc. (a)(d)	8,222	55,499
DIRECTV (a)	628,601	55,694,049
Discovery Communications, Inc.:
Class A (a)(d)	247,368	7,989,986
Class C (non-vtg.) (a)	282,473	8,618,251
DISH Network Corp. Class A (a)	264,389	19,839,751
DreamWorks Animation SKG, Inc. Class A (a)(d)	90,531	1,938,269
E.W. Scripps Co. Class A (a)(d)	36,313	837,378
Emmis Communications Corp. Class A (a)(d)	7,973	17,142
Entercom Communications Corp. Class A (a)(d)	21,235	241,654
Entravision Communication Corp. Class A	63,982	438,917
Gannett Co., Inc.	281,910	9,979,614
Global Eagle Entertainment, Inc. (a)(d)	63,441	843,765
Gray Television, Inc. (a)(d)	54,130	592,182
Harte-Hanks, Inc.	45,482	352,486
Hemisphere Media Group, Inc. (a)(d)	3,383	42,558
Insignia Systems, Inc. (a)	5,038	15,265
Interpublic Group of Companies, Inc.	525,417	11,716,799
John Wiley & Sons, Inc. Class A	64,847	4,193,007
Journal Communications, Inc. Class A (a)	65,699	780,504
Lee Enterprises, Inc. (a)	58,988	177,554
Liberty Broadband Corp.:
Class A (a)	29,388	1,524,062
Class C (a)	99,103	5,159,302
Liberty Global PLC:
Class A (a)	312,866	16,913,536
Class C	756,346	39,458,571
Liberty Media Corp.:
Class A (a)	142,736	5,504,614
Class C (a)	235,108	9,075,169
Lions Gate Entertainment Corp. (d)	114,948	3,746,155
Live Nation Entertainment, Inc. (a)	175,329	4,486,669
Loral Space & Communications Ltd. (a)	17,760	1,263,269
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	185,676
Media General, Inc. (a)(d)	117,961	1,758,799
Meredith Corp.	48,888	2,622,352
Morningstar, Inc.	31,944	2,384,620
National CineMedia, Inc.	75,382	1,148,822
New Media Investment Group, Inc.	54,682	1,350,645
News Corp. Class A (a)	656,529	11,341,538

	Shares	Value
Nexstar Broadcasting Group, Inc. Class A	36,586	$ 1,995,035
Omnicom Group, Inc.	313,455	24,932,211
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	84,397
ReachLocal, Inc. (a)(d)	5,194	15,530
Reading International, Inc. Class A (a)	17,900	232,342
Regal Entertainment Group Class A	109,971	2,599,714
Rentrak Corp. (a)(d)	12,982	710,765
RLJ Entertainment, Inc. (a)	17,180	29,378
Saga Communications, Inc. Class A	3,882	155,202
Salem Communications Corp. Class A	1,732	12,834
Scholastic Corp. (d)	30,587	1,132,025
Scripps Networks Interactive, Inc. Class A	128,495	9,290,189
SFX Entertainment, Inc. (a)(d)	45,804	218,027
Sinclair Broadcast Group, Inc. Class A	88,523	2,430,842
Sirius XM Holdings, Inc. (a)	3,225,479	12,547,113
Sizmek, Inc. (a)	26,444	208,908
Spanish Broadcasting System, Inc. Class A (a)	698	2,604
Starz Series A (a)(d)	139,413	4,634,088
The Madison Square Garden Co. Class A (a)	76,074	5,960,398
The McClatchy Co. Class A (a)	60,729	140,891
The New York Times Co. Class A	162,888	2,278,803
The Walt Disney Co.	1,960,400	204,038,432
Time Warner Cable, Inc.	351,114	54,089,112
Time Warner, Inc.	1,053,109	86,207,503
Time, Inc.	144,432	3,423,038
Townsquare Media, Inc.	1,285	17,001
Tribune Publishing Co.	24,064	517,376
Twenty-First Century Fox, Inc. Class A	2,327,145	81,450,075
Viacom, Inc. Class B (non-vtg.)	463,269	32,401,034
World Wrestling Entertainment, Inc. Class A	44,310	728,456
		1,028,860,122
Multiline Retail - 0.7%
Big Lots, Inc. (d)	72,215	3,445,378
Burlington Stores, Inc. (a)	74,494	4,139,632
Dillard's, Inc. Class A (d)	32,687	4,254,540
Dollar General Corp. (a)	380,326	27,619,274
Dollar Tree, Inc. (a)	253,072	20,164,777
Family Dollar Stores, Inc.	117,091	9,219,745
Fred's, Inc. Class A	41,012	766,104
Gordmans Stores, Inc. (a)(d)	10,233	40,216
JC Penney Corp., Inc. (a)(d)	382,282	3,249,397
Kohl's Corp. (d)	253,260	18,690,588
Macy's, Inc.	435,168	27,728,905
Nordstrom, Inc.	179,776	14,459,384
Sears Holdings Corp. (a)(d)	64,162	2,412,491
Target Corp.	800,021	61,465,613
The Bon-Ton Stores, Inc. (d)	19,775	109,751
Tuesday Morning Corp. (a)(d)	61,992	1,176,608
		198,942,403
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.5%
Aarons, Inc. Class A	97,238	$ 2,898,665
Abercrombie & Fitch Co. Class A	93,188	2,305,471
Advance Auto Parts, Inc.	91,142	14,120,630
Aeropostale, Inc. (a)	110,952	447,137
America's Car Mart, Inc. (a)(d)	10,422	554,503
American Eagle Outfitters, Inc.	220,321	3,298,205
ANN, Inc. (a)	54,843	1,969,412
Asbury Automotive Group, Inc. (a)	40,476	3,184,247
Ascena Retail Group, Inc. (a)	155,242	2,080,243
AutoNation, Inc. (a)	105,216	6,470,784
AutoZone, Inc. (a)	39,774	25,561,954
Barnes & Noble, Inc. (a)(d)	47,734	1,188,577
bebe stores, Inc.	66,951	246,380
Bed Bath & Beyond, Inc. (a)	229,458	17,131,334
Best Buy Co., Inc.	363,514	13,849,883
Big 5 Sporting Goods Corp.	16,237	207,509
Books-A-Million, Inc. (a)	4,414	11,300
Boot Barn Holdings, Inc.	5,572	137,127
Brown Shoe Co., Inc.	56,993	1,709,790
Build-A-Bear Workshop, Inc. (a)(d)	15,205	329,492
Cabela's, Inc. Class A (a)	59,969	3,264,712
CarMax, Inc. (a)(d)	269,269	18,070,643
Chico's FAS, Inc.	193,672	3,530,641
Christopher & Banks Corp. (a)	57,707	288,535
Citi Trends, Inc. (a)	14,433	384,639
Conn's, Inc. (a)(d)	31,322	809,674
CST Brands, Inc.	95,189	3,962,718
Destination Maternity Corp.	22,235	364,209
Destination XL Group, Inc. (a)(d)	42,389	200,076
Dick's Sporting Goods, Inc.	122,121	6,605,525
DSW, Inc. Class A	85,923	3,238,438
Express, Inc. (a)	106,219	1,467,947
Finish Line, Inc. Class A	58,534	1,432,912
Five Below, Inc. (a)(d)	68,254	2,166,041
Foot Locker, Inc.	173,316	9,735,160
Francesca's Holdings Corp. (a)	57,702	864,953
GameStop Corp. Class A (d)	133,177	4,923,554
Gap, Inc.	336,570	14,001,312
Genesco, Inc. (a)(d)	32,141	2,360,114
GNC Holdings, Inc.	113,411	5,453,935
Group 1 Automotive, Inc.	26,617	2,165,027
Guess?, Inc. (d)	92,962	1,683,542
Haverty Furniture Companies, Inc.	22,550	519,778
hhgregg, Inc. (a)(d)	15,184	97,178
Hibbett Sports, Inc. (a)(d)	34,547	1,689,694
Home Depot, Inc.	1,655,628	189,983,313
Kirkland's, Inc. (a)	21,240	504,875
L Brands, Inc.	306,226	28,129,920
Lithia Motors, Inc. Class A (sub. vtg.)	27,731	2,619,470
Lowe's Companies, Inc.	1,220,350	90,415,732
Lumber Liquidators Holdings, Inc. (a)(d)	34,626	1,795,704

	Shares	Value
MarineMax, Inc. (a)(d)	36,815	$ 933,260
Mattress Firm Holding Corp. (a)(d)	21,081	1,284,044
Michaels Companies, Inc. (d)	61,364	1,730,465
Monro Muffler Brake, Inc. (d)	39,787	2,516,130
Murphy U.S.A., Inc. (a)(d)	55,943	3,971,394
New York & Co., Inc. (a)	19,427	43,516
O'Reilly Automotive, Inc. (a)	126,673	26,364,451
Office Depot, Inc. (a)	600,732	5,628,859
Outerwall, Inc.	30,388	1,960,634
Pacific Sunwear of California, Inc. (a)	60,120	167,735
Penske Automotive Group, Inc.	59,093	2,915,058
Perfumania Holdings, Inc. (a)	876	4,800
PetSmart, Inc.	121,222	10,050,516
Pier 1 Imports, Inc.	103,847	1,252,395
Rent-A-Center, Inc. (d)	68,968	1,903,517
Restoration Hardware Holdings, Inc. (a)(d)	47,520	4,186,512
Ross Stores, Inc.	262,253	27,748,990
Sally Beauty Holdings, Inc. (a)	197,231	6,611,183
Sears Hometown & Outlet Stores, Inc. (a)	10,000	132,900
Select Comfort Corp. (a)	68,724	2,206,040
Shoe Carnival, Inc.	21,330	523,438
Signet Jewelers Ltd.	100,339	12,028,639
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	998,993
Sportsman's Warehouse Holdings, Inc. (d)	17,732	130,508
Stage Stores, Inc.	38,699	828,933
Staples, Inc.	799,305	13,400,348
Stein Mart, Inc.	33,638	553,009
Systemax, Inc. (a)	10,113	121,659
The Buckle, Inc. (d)	31,903	1,604,721
The Cato Corp. Class A (sub. vtg.)	30,985	1,373,875
The Children's Place Retail Stores, Inc. (d)	27,695	1,578,338
The Container Store Group, Inc. (a)(d)	22,029	405,774
The Men's Wearhouse, Inc.	53,679	2,694,149
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	743,824
Tiffany & Co., Inc.	140,364	12,382,912
Tile Shop Holdings, Inc. (a)(d)	33,873	373,958
Tilly's, Inc. (a)	14,113	177,259
TJX Companies, Inc.	867,282	59,530,236
Tractor Supply Co. (d)	169,326	14,921,007
Trans World Entertainment Corp.	2,977	11,283
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	80,353	11,310,488
Urban Outfitters, Inc. (a)	121,487	4,733,134
Vitamin Shoppe, Inc. (a)(d)	37,155	1,575,372
West Marine, Inc. (a)	16,394	184,433
Williams-Sonoma, Inc.	104,808	8,431,804
Winmark Corp.	1,991	163,461
Zumiez, Inc. (a)(d)	31,066	1,205,982
		754,032,550
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)(d)	100,872	89,272
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Carter's, Inc.	67,895	$ 6,027,039
Cherokee, Inc.	20,319	370,822
Coach, Inc.	346,357	15,083,847
Columbia Sportswear Co.	34,426	1,924,069
Crocs, Inc. (a)(d)	99,425	1,108,589
Culp, Inc.	9,099	197,812
Deckers Outdoor Corp. (a)(d)	43,271	3,212,439
Delta Apparel, Inc. (a)	1,905	16,859
Fossil Group, Inc. (a)(d)	55,600	4,782,156
G-III Apparel Group Ltd. (a)(d)	25,118	2,643,167
Hanesbrands, Inc.	125,151	15,961,759
Iconix Brand Group, Inc. (a)(d)	61,164	2,065,508
Joe's Jeans, Inc. (a)	32,503	5,526
Kate Spade & Co. (a)(d)	155,696	5,363,727
Lakeland Industries, Inc. (a)(d)	3,598	35,656
lululemon athletica, Inc. (a)(d)	129,949	8,893,710
Michael Kors Holdings Ltd. (a)	258,141	17,401,285
Movado Group, Inc.	22,005	565,308
NIKE, Inc. Class B	878,365	85,306,809
Oxford Industries, Inc. (d)	16,560	911,297
Perry Ellis International, Inc. (a)(d)	15,961	376,680
PVH Corp.	103,657	11,042,580
Quiksilver, Inc. (a)(d)	190,833	400,749
Ralph Lauren Corp.	75,209	10,334,469
Rocky Brands, Inc.	8,326	165,521
Sequential Brands Group, Inc. (a)(d)	30,634	310,322
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	52,325	3,565,426
Steven Madden Ltd. (a)	86,611	3,162,168
Superior Uniform Group, Inc.	11,974	219,723
Tumi Holdings, Inc. (a)(d)	75,723	1,771,161
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	205,897	15,856,128
Unifi, Inc. (a)	18,843	609,006
Vera Bradley, Inc. (a)(d)	29,957	598,840
VF Corp.	434,300	33,293,438
Vince Holding Corp. (a)(d)	20,302	461,464
Wolverine World Wide, Inc. (d)	127,356	3,891,999
		258,026,330
TOTAL CONSUMER DISCRETIONARY		3,867,245,113
CONSUMER STAPLES - 8.4%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)(d)	11,423	3,056,795
Brown-Forman Corp. Class B (non-vtg.)	196,483	18,015,526
Castle Brands, Inc. (a)(d)	38,689	58,420
Coca-Cola Bottling Co. Consolidated	6,914	721,752
Coca-Cola Enterprises, Inc.	270,815	12,511,653
Constellation Brands, Inc. Class A (sub. vtg.) (a)	210,288	24,124,239

	Shares	Value
Craft Brew Alliance, Inc. (a)(d)	6,981	$ 87,263
Dr. Pepper Snapple Group, Inc.	240,160	18,922,206
MGP Ingredients, Inc.	14,349	223,701
Molson Coors Brewing Co. Class B	200,006	15,178,455
Monster Beverage Corp. (a)	180,959	25,536,934
National Beverage Corp. (a)	13,921	311,970
PepsiCo, Inc.	1,881,355	186,216,518
Primo Water Corp. (a)	8,907	36,341
REED'S, Inc. (a)	1,830	9,882
The Coca-Cola Co.	4,961,858	214,848,451
		519,860,106
Food & Staples Retailing - 2.1%
Andersons, Inc.	32,320	1,430,806
Casey's General Stores, Inc.	50,079	4,394,432
Chefs' Warehouse Holdings (a)(d)	22,894	463,832
Costco Wholesale Corp.	548,213	80,565,382
CVS Health Corp.	1,438,475	149,414,398
Diplomat Pharmacy, Inc.	21,752	652,560
Fairway Group Holdings Corp. (a)(d)	15,014	83,628
Fresh Market, Inc. (a)(d)	59,148	2,251,173
Ingles Markets, Inc. Class A (d)	19,385	838,207
Kroger Co.	605,767	43,100,322
Liberator Medical Holdings, Inc. (d)	55,593	212,921
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,082	355,815
Pantry, Inc. (a)	27,944	1,025,545
PriceSmart, Inc. (d)	26,710	2,121,842
Rite Aid Corp. (a)	1,130,516	9,021,518
Roundy's, Inc. (a)(d)	53,080	216,036
Smart & Final Stores, Inc.	20,123	303,052
SpartanNash Co.	50,930	1,352,192
Sprouts Farmers Market LLC (a)(d)	176,502	6,497,039
SUPERVALU, Inc. (a)	276,727	2,734,063
Sysco Corp.	730,600	28,486,094
United Natural Foods, Inc. (a)(d)	66,521	5,523,904
Village Super Market, Inc. Class A	6,879	190,067
Wal-Mart Stores, Inc.	1,989,892	167,011,636
Walgreens Boots Alliance, Inc.	1,095,598	91,022,282
Weis Markets, Inc.	16,523	779,390
Whole Foods Market, Inc.	451,182	25,487,271
		625,535,407
Food Products - 1.6%
Alico, Inc.	4,002	182,771
Archer Daniels Midland Co.	808,014	38,687,710
B&G Foods, Inc. Class A (d)	63,705	1,825,148
Boulder Brands, Inc. (a)(d)	68,009	701,173
Bunge Ltd.	184,392	15,079,578
Cal-Maine Foods, Inc. (d)	44,003	1,655,833
Calavo Growers, Inc. (d)	20,904	876,923
Campbell Soup Co. (d)	224,342	10,452,094
Coffee Holding Co., Inc. (a)	3,401	17,243
ConAgra Foods, Inc.	536,208	18,756,556
Darling International, Inc. (a)	198,455	3,457,086
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (d)	114,288	$ 1,842,323
Diamond Foods, Inc. (a)	29,572	796,965
Farmer Brothers Co. (a)(d)	6,937	168,084
Flowers Foods, Inc.	226,566	4,902,888
Fresh Del Monte Produce, Inc.	55,694	1,960,986
Freshpet, Inc. (d)	16,980	312,941
General Mills, Inc.	757,041	40,721,235
Hormel Foods Corp.	178,475	10,442,572
Ingredion, Inc.	91,194	7,497,059
Inventure Foods, Inc. (a)	20,016	201,961
J&J Snack Foods Corp.	19,285	1,951,449
John B. Sanfilippo & Son, Inc.	10,819	400,844
Kellogg Co.	320,110	20,640,693
Keurig Green Mountain, Inc.	153,069	19,528,543
Kraft Foods Group, Inc.	738,490	47,307,669
Lancaster Colony Corp.	25,658	2,345,141
Landec Corp. (a)(d)	25,874	361,201
Lifeway Foods, Inc. (a)	1,962	36,748
Limoneira Co. (d)	13,723	286,811
McCormick & Co., Inc. (non-vtg.)	167,367	12,616,124
Mead Johnson Nutrition Co. Class A	253,434	26,549,746
Mondelez International, Inc.	2,111,835	78,000,626
Omega Protein Corp. (a)	32,056	342,358
Pilgrims Pride Corp. (d)	80,459	2,206,990
Pinnacle Foods, Inc.	116,678	4,235,411
Post Holdings, Inc. (a)(d)	64,244	3,178,793
Sanderson Farms, Inc. (d)	25,904	2,207,280
Seaboard Corp. (a)(d)	372	1,491,720
Seneca Foods Corp. Class A (a)	7,029	190,064
Snyders-Lance, Inc.	71,200	2,196,520
The Hain Celestial Group, Inc. (a)(d)	125,045	7,819,064
The Hershey Co. (d)	183,909	19,086,076
The J.M. Smucker Co.	126,517	14,593,736
Tootsie Roll Industries, Inc. (d)	36,098	1,190,512
TreeHouse Foods, Inc. (a)(d)	53,288	4,452,745
Tyson Foods, Inc. Class A	365,189	15,085,958
WhiteWave Foods Co. (a)	218,645	8,953,513
		457,795,464
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	43,877	424,729
Church & Dwight Co., Inc.	170,767	14,539,102
Clorox Co.	160,037	17,386,420
Colgate-Palmolive Co.	1,074,844	76,120,452
Energizer Holdings, Inc.	78,749	10,538,979
Harbinger Group, Inc. (a)(d)	305,878	3,768,417
Kimberly-Clark Corp.	467,111	51,223,392
Oil-Dri Corp. of America	2,105	63,929
Orchids Paper Products Co.	5,202	146,592
Procter & Gamble Co.	3,397,895	289,262,801

	Shares	Value
Spectrum Brands Holdings, Inc.	29,166	$ 2,732,271
WD-40 Co.	17,410	1,413,692
		467,620,776
Personal Products - 0.1%
Avon Products, Inc.	550,478	4,684,568
Coty, Inc. Class A (d)	84,690	1,913,994
Cyanotech Corp. (a)(d)	2,300	18,400
Elizabeth Arden, Inc. (a)(d)	31,918	534,627
Estee Lauder Companies, Inc. Class A	277,005	22,900,003
Herbalife Ltd. (d)	90,139	2,795,210
Inter Parfums, Inc.	25,837	734,546
LifeVantage Corp. (a)	89,798	88,002
Mannatech, Inc. (a)	599	13,783
MediFast, Inc. (a)(d)	14,005	443,118
Nature's Sunshine Products, Inc.	6,985	91,154
Nu Skin Enterprises, Inc. Class A	81,268	4,403,100
Nutraceutical International Corp. (a)	7,518	123,145
Revlon, Inc. (a)	17,749	599,206
Rock Creek Pharmaceuticals, Inc. (a)(d)	176,304	22,038
Synutra International, Inc. (a)	5,995	33,992
The Female Health Co. (d)	11,731	40,707
USANA Health Sciences, Inc. (a)	12,622	1,262,326
		40,701,919
Tobacco - 1.2%
22nd Century Group, Inc. (a)	13,751	11,236
Alliance One International, Inc. (a)	89,449	84,977
Altria Group, Inc. (d)	2,478,537	139,516,848
Lorillard, Inc.	448,822	30,708,401
Philip Morris International, Inc. (d)	1,956,301	162,294,731
Reynolds American, Inc.	389,139	29,426,691
Universal Corp. (d)	28,408	1,361,027
Vector Group Ltd.	108,517	2,501,317
		365,905,228
TOTAL CONSUMER STAPLES		2,477,418,900
ENERGY - 7.3%
Energy Equipment & Services - 1.3%
Aspen Aerogels, Inc. (d)	9,858	78,174
Atwood Oceanics, Inc.	74,378	2,306,462
Baker Hughes, Inc.	543,778	33,991,563
Basic Energy Services, Inc. (a)(d)	48,473	360,639
Bristow Group, Inc.	42,605	2,638,954
C&J Energy Services, Inc. (a)(d)	59,040	804,715
Cameron International Corp. (a)	243,036	11,442,135
Carbo Ceramics, Inc. (d)	22,891	834,148
Core Laboratories NV (d)	55,249	6,072,970
Dawson Geophysical Co. (a)	19,080	99,979
Diamond Offshore Drilling, Inc. (d)	83,655	2,545,622
Dresser-Rand Group, Inc. (a)	96,832	7,881,156
Dril-Quip, Inc. (a)	48,739	3,541,376
ENGlobal Corp. (a)	5,637	9,583
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Ensco PLC Class A (d)	299,170	$ 7,320,690
Era Group, Inc. (a)(d)	30,759	678,544
Exterran Holdings, Inc.	90,110	2,925,872
FMC Technologies, Inc. (a)	291,614	11,644,147
FMSA Holdings, Inc. (d)	47,597	320,804
Forbes Energy Services Ltd. (a)	500	530
Forum Energy Technologies, Inc. (a)	82,786	1,616,811
Frank's International NV (d)	47,687	846,921
Geospace Technologies Corp. (a)(d)	13,736	255,902
GreenHunter Energy, Inc. (a)(d)	12,193	8,169
Gulf Island Fabrication, Inc.	17,861	286,312
Gulfmark Offshore, Inc. Class A	30,820	506,681
Halliburton Co.	1,063,027	45,646,379
Helix Energy Solutions Group, Inc. (a)(d)	125,576	1,938,893
Helmerich & Payne, Inc. (d)	136,407	9,147,453
Hercules Offshore, Inc. (a)(d)	189,533	85,290
Hornbeck Offshore Services, Inc. (a)(d)	41,835	872,678
Independence Contract Drilling, Inc. (d)	5,209	29,743
ION Geophysical Corp. (a)(d)	155,410	354,335
Key Energy Services, Inc. (a)(d)	163,573	335,325
Matrix Service Co. (a)	33,419	621,593
McDermott International, Inc. (a)(d)	280,872	702,180
Mitcham Industries, Inc. (a)(d)	23,287	146,941
Nabors Industries Ltd.	350,967	4,495,887
National Oilwell Varco, Inc.	542,190	29,468,027
Natural Gas Services Group, Inc. (a)	21,602	416,487
Newpark Resources, Inc. (a)(d)	122,453	1,159,630
Noble Corp. (d)	306,676	5,103,089
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	59,967
Oceaneering International, Inc.	135,665	7,397,812
Oil States International, Inc. (a)	62,779	2,729,631
Paragon Offshore PLC (d)	94,730	195,144
Parker Drilling Co. (a)(d)	145,338	449,094
Patterson-UTI Energy, Inc.	188,760	3,526,981
PHI, Inc. (non-vtg.) (a)	18,377	592,107
Pioneer Energy Services Corp. (a)	82,168	437,134
Profire Energy, Inc. (a)(d)	14,213	29,989
RigNet, Inc. (a)(d)	15,376	486,189
Rowan Companies PLC	158,021	3,414,834
RPC, Inc. (d)	78,821	1,059,354
Schlumberger Ltd.	1,617,693	136,145,043
SEACOR Holdings, Inc. (a)(d)	30,397	2,204,086
Seventy Seven Energy, Inc. (a)	41,378	198,614
Superior Energy Services, Inc.	184,941	4,138,980
Synthesis Energy Systems, Inc. (a)(d)	39,903	31,045
Tesco Corp.	53,676	570,576
TETRA Technologies, Inc. (a)(d)	113,155	675,535
Tidewater, Inc.	61,246	1,727,137
Transocean Ltd. (United States) (d)	419,314	6,763,535
U.S. Silica Holdings, Inc. (d)	67,342	2,182,554

	Shares	Value
Unit Corp. (a)	53,513	$ 1,634,287
Vantage Drilling Co. (a)(d)	203,586	75,327
Weatherford International Ltd. (a)(d)	963,827	12,230,965
Willbros Group, Inc. (a)	69,552	440,960
		388,939,669
Oil, Gas & Consumable Fuels - 6.0%
Abraxas Petroleum Corp. (a)(d)	126,005	384,315
Adams Resources & Energy, Inc.	2,090	139,779
Aemetis, Inc. (a)	10,055	44,644
Alon U.S.A. Energy, Inc.	48,399	674,682
Alpha Natural Resources, Inc. (a)(d)	236,910	300,876
American Eagle Energy Corp. (a)(d)	29,424	17,946
Amyris, Inc. (a)(d)	41,172	111,164
Anadarko Petroleum Corp.	635,516	53,529,513
Antero Resources Corp. (a)(d)	82,862	3,268,906
Apache Corp.	474,341	31,230,611
Approach Resources, Inc. (a)(d)	44,511	344,070
Arch Coal, Inc. (d)	262,754	344,208
Ardmore Shipping Corp. (d)	19,716	208,398
Barnwell Industries, Inc. (a)	2,847	6,577
Bill Barrett Corp. (a)(d)	57,665	578,957
Bonanza Creek Energy, Inc. (a)(d)	47,310	1,275,005
BPZ Energy, Inc. (a)(d)	134,116	32,067
Cabot Oil & Gas Corp.	521,122	15,112,538
California Resources Corp.	368,397	2,637,723
Callon Petroleum Co. (a)	103,916	760,665
Carrizo Oil & Gas, Inc. (a)	53,166	2,530,170
Ceres, Inc. (a)(d)	15,962	5,443
Cheniere Energy, Inc. (a)	276,961	22,331,365
Chesapeake Energy Corp.	651,871	10,873,208
Chevron Corp.	2,378,975	253,789,053
Cimarex Energy Co.	107,029	11,738,941
Clayton Williams Energy, Inc. (a)(d)	7,754	380,411
Clean Energy Fuels Corp. (a)(d)	142,581	856,912
Cloud Peak Energy, Inc. (a)(d)	86,697	718,718
Cobalt International Energy, Inc. (a)	401,284	4,109,148
Comstock Resources, Inc. (d)	50,200	261,040
Concho Resources, Inc. (a)(d)	141,487	15,410,764
ConocoPhillips Co.	1,547,933	100,925,232
CONSOL Energy, Inc. (d)	292,452	9,416,954
Contango Oil & Gas Co. (a)(d)	29,433	692,558
Continental Resources, Inc. (a)	114,814	5,108,075
CVR Energy, Inc. (d)	23,933	1,004,947
Dakota Plains Holdings, Inc. (a)	40,463	80,926
Delek U.S. Holdings, Inc.	69,372	2,586,188
Denbury Resources, Inc.	445,958	3,746,047
Devon Energy Corp.	483,274	29,764,846
DHT Holdings, Inc.	122,914	848,107
Diamondback Energy, Inc. (a)	70,937	5,051,424
Eclipse Resources Corp. (d)	76,688	549,853
Emerald Oil, Inc. (a)(d)	72,748	80,750
Energen Corp.	93,000	6,011,520
Energy XXI (Bermuda) Ltd. (d)	106,493	505,842
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	688,176	$ 61,743,151
EP Energy Corp. (a)(d)	48,938	550,553
EQT Corp.	190,065	15,169,088
Escalera Resources Co. (a)	1,282	782
Evolution Petroleum Corp.	25,148	171,509
EXCO Resources, Inc. (d)	234,793	493,065
Exxon Mobil Corp.	5,328,199	471,758,739
FX Energy, Inc. (a)(d)	98,760	193,570
Gastar Exploration, Inc. (a)	74,542	223,626
Gevo, Inc. (a)(d)	47,917	12,938
Goodrich Petroleum Corp. (a)(d)	42,255	189,302
Green Plains, Inc.	36,631	851,671
Gulfport Energy Corp. (a)	105,847	4,848,851
Halcon Resources Corp. (a)(d)	329,224	632,110
Hallador Energy Co.	13,491	169,177
Harvest Natural Resources, Inc. (a)(d)	51,649	29,698
Hess Corp.	315,050	23,653,954
HollyFrontier Corp.	242,581	10,671,138
Houston American Energy Corp. (a)	36,485	8,337
Hyperdynamics Corp. (a)(d)	33,521	21,453
Isramco, Inc. (a)	123	15,129
Jones Energy, Inc. (a)(d)	15,152	129,398
Kinder Morgan, Inc.	2,138,794	87,711,942
Kosmos Energy Ltd. (a)	171,095	1,536,433
Laredo Petroleum Holdings, Inc. (a)(d)	148,885	1,776,198
Lilis Energy, Inc. (a)	8,026	8,106
Lucas Energy, Inc. (a)(d)	9,400	2,350
Magellan Petroleum Corp. (a)	35,895	29,434
Magnum Hunter Resources Corp. (a)(d)	211,007	557,058
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	174
Marathon Oil Corp.	845,147	23,545,795
Marathon Petroleum Corp. (d)	351,211	36,877,155
Matador Resources Co. (a)(d)	83,293	1,804,126
Memorial Resource Development Corp.	96,320	1,975,523
Midstates Petroleum Co., Inc. (a)(d)	32,166	34,418
Miller Energy Resources, Inc. (a)(d)	32,422	54,793
Murphy Oil Corp.	207,359	10,552,500
Newfield Exploration Co. (a)	165,966	5,481,857
Noble Energy, Inc.	451,376	21,318,488
Northern Oil & Gas, Inc. (a)(d)	93,777	808,358
Oasis Petroleum, Inc. (a)(d)	127,141	1,821,931
Occidental Petroleum Corp.	974,785	75,916,256
ONEOK, Inc. (d)	256,811	11,366,455
Pacific Ethanol, Inc. (a)(d)	20,096	184,481
Panhandle Royalty Co. Class A	17,964	363,052
Par Petroleum Corp. (a)	33,374	629,100
Parsley Energy, Inc. Class A (d)	103,701	1,544,108
PBF Energy, Inc. Class A	102,135	3,183,548
PDC Energy, Inc. (a)	45,087	2,330,096

	Shares	Value
Peabody Energy Corp. (d)	350,510	$ 2,769,029
Penn Virginia Corp. (a)(d)	79,427	527,395
Petroquest Energy, Inc. (a)(d)	70,948	207,168
Phillips 66 Co.	693,344	54,399,770
Pioneer Natural Resources Co.	185,828	28,342,487
QEP Resources, Inc. (d)	208,230	4,472,780
Range Resources Corp.	210,204	10,413,506
Renewable Energy Group, Inc. (a)(d)	46,679	416,377
Resolute Energy Corp. (a)(d)	59,120	62,667
Rex American Resources Corp. (a)(d)	4,837	262,939
Rex Energy Corp. (a)(d)	63,386	310,591
Rice Energy, Inc. (a)(d)	86,637	1,696,352
Ring Energy, Inc. (a)(d)	23,192	220,324
Rosetta Resources, Inc. (a)(d)	79,940	1,417,336
Royale Energy, Inc. (a)(d)	36,496	61,313
RSP Permian, Inc. (a)(d)	42,154	1,144,903
Sanchez Energy Corp. (a)(d)	61,735	827,249
SandRidge Energy, Inc. (a)(d)	475,629	841,863
Saratoga Resources, Inc. (a)	16,554	5,297
SemGroup Corp. Class A	56,834	4,393,837
SM Energy Co.	84,729	4,111,051
Solazyme, Inc. (a)(d)	72,848	194,504
Southwestern Energy Co. (a)(d)	473,622	11,878,440
Spectra Energy Corp.	840,480	29,828,635
Stone Energy Corp. (a)(d)	67,092	1,136,538
Swift Energy Co. (a)(d)	41,382	129,526
Synergy Resources Corp. (a)(d)	117,867	1,408,511
Syntroleum Corp. (a)(d)	15,037	0
Targa Resources Corp.	45,404	4,521,330
Teekay Corp.	57,508	2,544,154
Tengasco, Inc. (a)	12,601	3,402
Tesoro Corp.	157,009	14,419,707
The Williams Companies, Inc.	840,114	41,199,191
TransAtlantic Petroleum Ltd. (a)	18,382	88,050
Triangle Petroleum Corp. (a)(d)	83,126	412,305
U.S. Energy Corp. (a)	13,579	18,467
Ultra Petroleum Corp. (a)(d)	197,021	3,205,532
Uranium Energy Corp. (a)(d)	101,154	146,673
Uranium Resources, Inc. (a)	26,282	47,833
VAALCO Energy, Inc. (a)(d)	68,248	330,320
Valero Energy Corp.	653,160	40,293,440
Vertex Energy, Inc. (a)(d)	17,824	61,849
W&T Offshore, Inc. (d)	37,319	222,794
Warren Resources, Inc. (a)	91,512	110,730
Western Refining, Inc.	88,015	4,145,507
Westmoreland Coal Co. (a)	23,319	657,596
Whiting Petroleum Corp. (a)	205,619	6,956,091
World Fuel Services Corp.	89,666	4,909,214
WPX Energy, Inc. (a)	255,388	2,753,083
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ZaZa Energy Corp. (a)(d)	1,943	$ 4,080
Zion Oil & Gas, Inc. (a)(d)	27,782	54,453
		1,771,918,249
TOTAL ENERGY		2,160,857,918
FINANCIALS - 17.2%
Banks - 5.5%
1st Source Corp.	15,369	474,441
Access National Corp.	1,270	24,054
ACNB Corp. (d)	3,789	77,864
American National Bankshares, Inc.	2,748	62,077
Ameris Bancorp (d)	34,183	894,569
Ames National Corp.	2,652	65,398
Arrow Financial Corp.	16,134	430,778
Associated Banc-Corp.	184,412	3,437,440
Banc of California, Inc. (d)	29,111	317,892
BancFirst Corp.	11,696	694,508
Bancorp, Inc., Delaware (a)	42,844	400,163
BancorpSouth, Inc.	112,604	2,521,204
Bank of America Corp.	13,218,415	208,983,141
Bank of Hawaii Corp.	64,151	3,865,739
Bank of Kentucky Financial Corp.	5,423	257,701
Bank of Marin Bancorp	4,167	209,058
Bank of the Ozarks, Inc. (d)	100,972	3,695,575
BankUnited, Inc.	115,463	3,742,156
Banner Bank (d)	22,149	967,025
Bar Harbor Bankshares	4,029	130,056
BB&T Corp.	933,048	35,502,476
BBCN Bancorp, Inc.	115,823	1,592,566
BCB Bancorp, Inc.	2,814	33,487
Blue Hills Bancorp, Inc. (a)	33,928	436,653
BNC Bancorp	31,345	508,416
BOK Financial Corp. (d)	49,801	2,938,259
Boston Private Financial Holdings, Inc. (d)	110,492	1,386,675
Bridge Bancorp, Inc.	3,621	89,909
Bridge Capital Holdings (a)	7,617	163,766
Bryn Mawr Bank Corp.	9,420	282,035
BSB Bancorp, Inc. (a)	6,958	132,480
C & F Financial Corp.	1,992	71,772
Camden National Corp.	3,603	137,274
Capital Bank Financial Corp. Series A (a)(d)	112,359	2,983,131
Capital City Bank Group, Inc.	7,146	110,549
Cardinal Financial Corp.	29,558	578,450
Cascade Bancorp (a)	23,889	115,623
Cathay General Bancorp	106,141	2,741,622
Centerstate Banks of Florida, Inc.	52,353	614,101
Central Pacific Financial Corp.	36,476	836,759

	Shares	Value
Central Valley Community Bancorp	3,159	$ 33,485
Century Bancorp, Inc. Class A (non-vtg.)	686	26,576
Chemical Financial Corp.	40,439	1,220,449
CIT Group, Inc.	228,137	10,551,336
Citigroup, Inc.	3,810,609	199,752,124
Citizens & Northern Corp.	8,777	168,957
City Holding Co. (d)	22,173	1,023,284
City National Corp.	58,166	5,256,461
CNB Financial Corp., Pennsylvania	7,083	119,774
CoBiz, Inc.	39,972	451,284
Columbia Banking Systems, Inc.	67,223	1,894,344
Comerica, Inc.	245,900	11,257,302
Commerce Bancshares, Inc.	124,095	5,152,424
Community Bank Shares of Indiana, Inc.	385	10,522
Community Bank System, Inc.	57,482	2,041,761
Community Trust Bancorp, Inc.	24,944	814,172
CommunityOne Bancorp (a)	6,555	65,878
ConnectOne Bancorp, Inc.	25,928	473,445
CU Bancorp (a)	6,814	140,709
Cullen/Frost Bankers, Inc.	71,142	4,823,428
CVB Financial Corp. (d)	125,947	1,971,071
Eagle Bancorp, Inc. (a)(d)	26,570	987,076
East West Bancorp, Inc.	174,395	6,967,080
Eastern Virginia Bankshares, Inc.	969	6,037
Enterprise Bancorp, Inc.	803	17,024
Enterprise Financial Services Corp.	15,981	321,538
Farmers National Banc Corp.	14,652	115,458
Fidelity Southern Corp.	6,896	108,888
Fifth Third Bancorp	1,056,706	20,457,828
Financial Institutions, Inc.	12,700	286,004
First Bancorp, North Carolina	13,154	231,247
First Bancorp, Puerto Rico (a)	140,999	929,183
First Busey Corp.	69,387	439,220
First Citizen Bancshares, Inc.	10,757	2,713,453
First Commonwealth Financial Corp. (d)	101,457	860,355
First Community Bancshares, Inc.	12,848	206,596
First Connecticut Bancorp, Inc.	11,897	176,789
First Financial Bancorp, Ohio	70,244	1,224,353
First Financial Bankshares, Inc. (d)	87,696	2,303,774
First Financial Corp., Indiana	8,837	297,365
First Horizon National Corp.	287,965	4,115,020
First Interstate Bancsystem, Inc.	19,621	517,798
First Merchants Corp. (d)	44,363	1,000,829
First Midwest Bancorp, Inc., Delaware	83,782	1,432,672
First Niagara Financial Group, Inc.	529,611	4,692,353
First of Long Island Corp.	9,287	227,903
First Republic Bank (d)	150,104	8,555,928
First Security Group, Inc. (a)	16,959	37,479
First United Corp. (a)	3,018	27,283
FirstMerit Corp.	250,282	4,542,618
Flushing Financial Corp.	47,044	921,122
FNB Corp., Pennsylvania	219,763	2,819,559
Fulton Financial Corp.	224,854	2,720,733
German American Bancorp, Inc.	8,927	256,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Glacier Bancorp, Inc. (d)	110,270	$ 2,678,458
Great Southern Bancorp, Inc.	7,446	278,629
Guaranty Bancorp	16,534	251,813
Hampton Roads Bankshares, Inc. (a)	89,921	146,571
Hancock Holding Co.	109,529	3,205,914
Hanmi Financial Corp.	38,186	753,410
Hawthorn Bancshares, Inc.	1,555	21,459
Heartland Financial U.S.A., Inc.	12,774	392,290
Heritage Commerce Corp.	14,712	123,287
Heritage Financial Corp., Washington	34,333	553,448
Heritage Oaks Bancorp	12,552	96,650
Hilltop Holdings, Inc. (a)	92,343	1,717,580
Home Bancshares, Inc.	76,081	2,407,964
HomeTrust Bancshares, Inc. (a)	24,994	394,405
Horizon Bancorp Industries	706	15,956
Hudson Valley Holding Corp.	17,728	460,751
Huntington Bancshares, Inc.	940,918	10,293,643
IBERIABANK Corp.	43,294	2,732,717
Independent Bank Corp.	21,519	274,367
Independent Bank Corp., Massachusetts (d)	26,469	1,106,934
Independent Bank Group, Inc.	7,024	253,356
International Bancshares Corp.	78,953	1,954,876
Investors Bancorp, Inc.	472,999	5,430,029
JPMorgan Chase & Co.	4,700,372	288,038,796
KeyCorp	1,119,570	15,595,610
Lakeland Bancorp, Inc.	36,182	393,298
Lakeland Financial Corp. (d)	17,290	675,002
LegacyTexas Financial Group, Inc.	43,399	998,177
LNB Bancorp, Inc.	5,429	96,039
M&T Bank Corp.	164,717	19,930,757
Macatawa Bank Corp.	22,839	123,331
MainSource Financial Group, Inc.	20,986	392,648
MB Financial, Inc. (d)	91,216	2,845,027
MBT Financial Corp. (a)	1,650	8,993
Mercantile Bank Corp.	10,128	192,533
Merchants Bancshares, Inc.	5,246	152,291
Metro Bancorp, Inc.	11,557	292,045
Midsouth Bancorp, Inc.	7,208	102,786
MidWestOne Financial Group, Inc.	516	14,840
National Bank Holdings Corp.	141,292	2,633,683
National Bankshares, Inc. (d)	5,803	168,635
National Penn Bancshares, Inc. (d)	161,009	1,727,627
NBT Bancorp, Inc.	64,141	1,540,025
NewBridge Bancorp	22,514	186,866
Northrim Bancorp, Inc.	2,935	69,413
OFG Bancorp (d)	53,595	935,233
Old National Bancorp, Indiana	151,814	2,139,059
Old Second Bancorp, Inc. (a)	18,605	101,955
Opus Bank	7,609	221,650
Orrstown Financial Services, Inc. (a)	5,669	94,956

	Shares	Value
Pacific Continental Corp.	13,395	$ 182,038
Pacific Mercantile Bancorp (a)	10,321	71,834
Pacific Premier Bancorp, Inc. (a)	11,613	183,253
PacWest Bancorp	124,220	5,693,624
Park National Corp.	20,366	1,733,554
Park Sterling Corp.	35,080	238,544
Peapack-Gladstone Financial Corp.	15,817	310,804
Penns Woods Bancorp, Inc.	3,854	178,209
Peoples Bancorp, Inc.	14,139	335,660
Peoples Financial Corp., Mississippi	2,667	28,430
Peoples Financial Services Corp. (d)	12,111	502,001
Pinnacle Financial Partners, Inc.	43,042	1,807,764
PNC Financial Services Group, Inc.	666,162	61,260,258
Popular, Inc. (a)	136,656	4,715,999
Preferred Bank, Los Angeles	7,951	214,279
Premier Financial Bancorp, Inc.	115	1,735
PrivateBancorp, Inc.	92,031	3,196,237
Prosperity Bancshares, Inc.	82,842	4,285,417
Regions Financial Corp.	1,915,286	18,405,898
Renasant Corp. (d)	39,147	1,114,907
Republic Bancorp, Inc., Kentucky Class A	18,205	435,282
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	9,450
S&T Bancorp, Inc.	36,971	1,047,388
Sandy Spring Bancorp, Inc.	25,932	668,527
Seacoast Banking Corp., Florida (a)	23,091	304,801
ServisFirst Bancshares, Inc.	1,943	62,448
Shore Bancshares, Inc. (a)	2,958	27,362
Sierra Bancorp	3,618	58,539
Signature Bank (a)	63,799	7,869,607
Simmons First National Corp. Class A	17,811	729,360
South State Corp.	33,608	2,269,548
Southern National Bancorp of Virginia, Inc.	3,574	43,210
Southside Bancshares, Inc.	26,103	749,417
Southwest Bancorp, Inc., Oklahoma	15,446	257,330
Square 1 Financial, Inc. Class A (d)	7,297	201,981
State Bank Financial Corp.	37,775	770,610
Sterling Bancorp (d)	113,038	1,550,881
Stock Yards Bancorp, Inc.	9,884	328,149
Stonegate Bank	9,310	270,828
Suffolk Bancorp	15,697	353,183
Sun Bancorp, Inc. (a)	9,760	181,048
SunTrust Banks, Inc.	649,722	26,638,602
Susquehanna Bancshares, Inc.	230,362	3,089,154
SVB Financial Group (a)	61,676	7,579,980
Synovus Financial Corp.	148,992	4,170,286
TCF Financial Corp.	219,604	3,445,587
Texas Capital Bancshares, Inc. (a)	58,898	2,734,634
The First Bancorp, Inc.	2,896	48,074
Tompkins Financial Corp.	14,245	740,028
TowneBank (d)	64,069	993,070
Trico Bancshares	23,651	565,259
Triumph Bancorp, Inc.	6,307	79,847
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Trustmark Corp.	94,171	$ 2,170,642
U.S. Bancorp	2,257,716	100,716,711
UMB Financial Corp.	52,439	2,702,706
Umpqua Holdings Corp.	257,115	4,252,682
Union Bankshares Corp.	63,353	1,385,530
United Bankshares, Inc., West Virginia	94,604	3,542,920
United Community Bank, Inc.	53,258	1,012,967
Univest Corp. of Pennsylvania	24,791	470,781
Valley National Bancorp (d)	247,734	2,378,246
Washington Trust Bancorp, Inc.	16,060	603,053
Webster Financial Corp. (d)	106,126	3,664,531
Wells Fargo & Co.	5,943,647	325,652,419
WesBanco, Inc.	49,328	1,614,999
West Bancorp., Inc.	3,833	67,154
Westamerica Bancorp.	28,148	1,212,334
Westbury Bancorp, Inc. (a)	4,860	82,134
Western Alliance Bancorp. (a)(d)	103,471	2,937,542
Wilshire Bancorp, Inc.	71,729	682,143
Wintrust Financial Corp.	65,304	3,075,165
Yadkin Financial Corp. (a)(d)	22,220	427,735
Zions Bancorporation	235,402	6,293,472
		1,613,168,050
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	69,415	15,022,794
Ameriprise Financial, Inc.	229,953	30,728,619
Arlington Asset Investment Corp. (d)	25,721	642,768
Artisan Partners Asset Management, Inc.	35,259	1,710,062
Ashford, Inc. (a)	1,254	173,065
Bank of New York Mellon Corp.	1,411,255	55,236,521
BGC Partners, Inc. Class A	203,183	1,844,902
BlackRock, Inc. Class A	159,941	59,405,286
Calamos Asset Management, Inc. Class A	22,184	283,290
Charles Schwab Corp.	1,442,333	42,318,050
Cohen & Steers, Inc. (d)	24,368	1,015,415
Cowen Group, Inc. Class A (a)(d)	109,203	577,684
Diamond Hill Investment Group, Inc.	2,644	372,064
E*TRADE Financial Corp. (a)	360,162	9,376,818
Eaton Vance Corp. (non-vtg.)	150,251	6,325,567
Evercore Partners, Inc. Class A	40,806	2,090,491
FBR & Co. (a)	6,019	145,961
Federated Investors, Inc. Class B (non-vtg.)	132,184	4,352,819
Financial Engines, Inc. (d)	75,157	3,028,827
Franklin Resources, Inc.	495,919	26,695,320
FXCM, Inc. Class A (d)	51,378	108,408
GAMCO Investors, Inc. Class A	6,083	459,267
GFI Group, Inc.	88,392	538,307
Goldman Sachs Group, Inc.	508,117	96,435,525
Greenhill & Co., Inc.	34,523	1,336,385

	Shares	Value
HFF, Inc.	41,013	$ 1,459,243
Institutional Financial Markets, Inc.	6,881	11,698
Interactive Brokers Group, Inc.	72,511	2,310,926
INTL FCStone, Inc. (a)(d)	19,656	535,233
Invesco Ltd.	527,961	21,260,989
Investment Technology Group, Inc. (a)	55,680	1,253,914
Janus Capital Group, Inc. (d)	187,399	3,088,336
KCG Holdings, Inc. Class A (a)	107,133	1,347,733
Ladenburg Thalmann Financial Services, Inc. (a)(d)	127,155	490,818
Legg Mason, Inc.	127,616	7,308,568
LPL Financial	96,918	4,347,741
Manning & Napier, Inc. Class A (d)	8,752	105,199
Moelis & Co. Class A	17,990	578,918
Morgan Stanley	1,916,990	68,609,072
Northern Trust Corp.	278,711	19,462,389
NorthStar Asset Management Group, Inc.	238,950	5,799,317
Oppenheimer Holdings, Inc. Class A (non-vtg.)	11,535	243,389
Piper Jaffray Companies (a)(d)	20,940	1,146,465
Pzena Investment Management, Inc.	4,972	41,218
Raymond James Financial, Inc.	181,475	10,367,667
RCS Capital Corp. Class A (d)	41,216	469,862
Safeguard Scientifics, Inc. (a)(d)	26,745	492,375
SEI Investments Co.	167,937	7,228,008
Silvercrest Asset Management Group Class A	6,008	83,932
State Street Corp.	521,740	38,843,543
Stifel Financial Corp. (a)	80,336	4,400,003
T. Rowe Price Group, Inc.	324,755	26,824,763
TD Ameritrade Holding Corp.	340,882	12,363,790
U.S. Global Investments, Inc. Class A	7,637	24,591
Vector Capital Corp. rights (a)	4,280	0
Virtus Investment Partners, Inc. (d)	8,765	1,156,717
Waddell & Reed Financial, Inc. Class A	99,829	4,937,542
Walter Investment Management Corp. (a)(d)	49,597	826,782
Westwood Holdings Group, Inc.	7,587	474,036
WisdomTree Investments, Inc.	137,845	2,576,323
		610,695,315
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	547,287	11,372,624
American Express Co.	1,119,505	91,340,413
Asta Funding, Inc. (a)	4,468	37,755
Atlanticus Holdings Corp. (a)	35,598	98,250
Capital One Financial Corp.	697,245	54,880,154
Cash America International, Inc.	36,022	777,355
Consumer Portfolio Services, Inc. (a)	11,930	83,033
Credit Acceptance Corp. (a)(d)	13,731	2,516,892
Discover Financial Services	564,764	34,439,309
Encore Capital Group, Inc. (a)(d)	29,815	1,191,706
Enova International, Inc. (a)(d)	32,960	761,046
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	672,628
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
First Cash Financial Services, Inc. (a)(d)	35,415	$ 1,704,878
First Marblehead Corp. (a)(d)	5,188	28,015
Green Dot Corp. Class A (a)(d)	44,284	686,845
Imperial Holdings, Inc. (a)(d)	16,708	112,111
Imperial Holdings, Inc. warrants 4/11/19	1,880	1,027
J.G. Wentworth Co. (a)(d)	8,584	88,844
Navient Corp.	506,467	10,838,394
Nelnet, Inc. Class A	26,589	1,239,579
Nicholas Financial, Inc. (a)	5,705	84,947
PRA Group, Inc. (a)(d)	61,127	3,061,851
Regional Management Corp. (a)	12,187	190,117
Santander Consumer U.S.A. Holdings, Inc.	131,301	2,958,212
SLM Corp.	548,523	5,194,513
Springleaf Holdings, Inc. (a)	37,440	1,439,568
Synchrony Financial (d)	185,796	5,936,182
World Acceptance Corp. (a)(d)	15,268	1,253,655
		232,989,903
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	2,293,591	338,098,249
CBOE Holdings, Inc.	109,590	6,578,688
CME Group, Inc.	396,990	38,083,251
Gain Capital Holdings, Inc.	15,735	149,325
IntercontinentalExchange Group, Inc.	140,500	33,068,080
Leucadia National Corp.	405,913	9,632,315
MarketAxess Holdings, Inc.	47,067	3,746,063
Marlin Business Services Corp.	13,319	249,198
McGraw Hill Financial, Inc.	339,710	35,024,101
Moody's Corp.	227,370	22,041,248
MSCI, Inc. Class A	147,156	8,256,923
NewStar Financial, Inc. (a)	27,065	270,109
PHH Corp. (a)(d)	72,291	1,755,225
PICO Holdings, Inc. (a)	26,009	446,575
Resource America, Inc. Class A	9,127	84,881
The NASDAQ OMX Group, Inc.	143,933	7,219,679
Voya Financial, Inc.	251,069	11,094,739
		515,798,649
Insurance - 2.9%
ACE Ltd.	410,436	46,793,808
AFLAC, Inc.	563,325	35,066,981
Alleghany Corp. (a)	20,689	9,776,380
Allied World Assurance Co.	118,191	4,780,826
Allstate Corp.	516,980	36,498,788
AMBAC Financial Group, Inc. (a)	54,576	1,358,397
American Equity Investment Life Holding Co.	107,667	3,067,433
American Financial Group, Inc.	90,622	5,709,186
American International Group, Inc.	1,754,956	97,101,715
American National Insurance Co.	12,639	1,323,935
Amerisafe, Inc.	28,834	1,197,764

	Shares	Value
AmTrust Financial Services, Inc. (d)	37,933	$ 2,044,589
Aon PLC	356,083	35,736,490
Arch Capital Group Ltd. (a)	160,740	9,509,378
Argo Group International Holdings, Ltd.	36,048	1,727,060
Arthur J. Gallagher & Co.	199,015	9,351,715
Aspen Insurance Holdings Ltd.	82,529	3,783,955
Assurant, Inc.	95,115	5,827,696
Assured Guaranty Ltd.	208,257	5,522,976
Axis Capital Holdings Ltd. (d)	130,874	6,783,199
Baldwin & Lyons, Inc. Class B	5,084	118,101
Brown & Brown, Inc.	150,525	4,837,874
Cincinnati Financial Corp.	184,984	9,759,756
Citizens, Inc. Class A (a)(d)	38,408	281,147
CNA Financial Corp.	78,416	3,280,141
CNO Financial Group, Inc.	273,436	4,446,069
Crawford & Co. Class B	22,758	206,870
Donegal Group, Inc. Class A	8,008	122,763
eHealth, Inc. (a)(d)	26,343	239,721
EMC Insurance Group	5,816	181,634
Employers Holdings, Inc.	36,335	857,143
Endurance Specialty Holdings Ltd. (d)	52,759	3,353,890
Enstar Group Ltd. (a)	15,223	2,117,519
Erie Indemnity Co. Class A	38,007	3,303,188
Everest Re Group Ltd.	57,174	10,144,383
FBL Financial Group, Inc. Class A	14,669	848,455
Federated National Holding Co.	13,832	400,160
Fidelity & Guaranty Life	15,879	328,378
First Acceptance Corp. (a)	4,055	9,773
First American Financial Corp.	131,076	4,591,592
FNF Group	352,181	12,932,086
FNFV Group (a)	119,032	1,772,386
Genworth Financial, Inc. Class A (a)	631,765	4,896,179
Global Indemnity PLC (a)	13,709	370,828
Greenlight Capital Re, Ltd. (a)	35,373	1,157,758
Hallmark Financial Services, Inc. (a)	10,337	116,601
Hanover Insurance Group, Inc.	63,275	4,444,436
Hartford Financial Services Group, Inc.	519,727	21,288,018
HCC Insurance Holdings, Inc.	116,739	6,523,375
HCI Group, Inc. (d)	9,511	450,061
Health Insurance Innovations, Inc. (a)(d)	4,900	35,280
Heritage Insurance Holdings, Inc.	3,220	64,078
Horace Mann Educators Corp.	48,659	1,568,280
Independence Holding Co.	16,014	188,485
Infinity Property & Casualty Corp.	13,372	1,036,999
Investors Title Co.	1,086	80,907
Kansas City Life Insurance Co.	2,863	133,702
Kemper Corp.	64,855	2,386,664
Lincoln National Corp.	321,286	18,518,925
Loews Corp.	371,316	15,227,669
Maiden Holdings Ltd. (d)	73,970	1,058,511
Markel Corp. (a)	18,071	13,470,846
Marsh & McLennan Companies, Inc.	674,205	38,355,522
MBIA, Inc. (a)	228,577	2,057,193
Meadowbrook Insurance Group, Inc. (d)	46,791	391,173
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Mercury General Corp.	50,517	$ 2,754,692
MetLife, Inc.	1,419,931	72,175,093
Montpelier Re Holdings Ltd. (d)	62,043	2,236,030
National General Holdings Corp.	96,033	1,786,214
National Interstate Corp.	15,961	427,436
National Western Life Insurance Co. Class A	2,846	715,427
Navigators Group, Inc. (a)	15,156	1,132,305
Old Republic International Corp.	306,111	4,640,643
OneBeacon Insurance Group Ltd.	26,639	399,585
PartnerRe Ltd.	64,815	7,421,318
Phoenix Companies, Inc. (a)(d)	7,382	424,613
Platinum Underwriters Holdings Ltd.	32,909	2,512,602
Primerica, Inc.	65,762	3,468,288
Principal Financial Group, Inc.	338,896	17,341,308
ProAssurance Corp.	69,301	3,117,852
Progressive Corp.	650,320	17,331,028
Prudential Financial, Inc.	576,052	46,573,804
Reinsurance Group of America, Inc.	91,293	8,153,378
RenaissanceRe Holdings Ltd.	55,583	5,698,925
RLI Corp.	43,213	2,091,077
Safety Insurance Group, Inc.	14,899	871,592
Selective Insurance Group, Inc.	64,931	1,768,071
StanCorp Financial Group, Inc.	52,960	3,503,834
State Auto Financial Corp.	16,899	400,337
State National Companies, Inc.	36,026	336,123
Stewart Information Services Corp.	27,370	1,029,933
Symetra Financial Corp.	122,841	2,773,750
The Chubb Corp.	292,920	29,423,814
The Travelers Companies, Inc.	405,737	43,592,383
Third Point Reinsurance Ltd. (a)	69,855	980,764
Torchmark Corp.	152,590	8,125,418
United Fire Group, Inc.	24,829	716,068
United Insurance Holdings Corp.	16,369	399,567
Universal Insurance Holdings, Inc.	33,783	841,197
Unum Group	327,044	10,975,597
Validus Holdings Ltd.	125,147	5,211,121
W.R. Berkley Corp.	118,696	5,924,117
White Mountains Insurance Group Ltd.	8,265	5,513,995
Willis Group Holdings PLC	222,598	10,622,377
XL Group PLC Class A	329,395	11,924,099
		866,252,565
Real Estate Investment Trusts - 3.8%
Acadia Realty Trust (SBI) (d)	90,982	3,107,945
AG Mortgage Investment Trust, Inc. (d)	28,740	540,599
Agree Realty Corp. (d)	17,794	584,177
Alexanders, Inc.	4,465	1,966,431
Alexandria Real Estate Equities, Inc. (d)	95,330	9,143,100
Altisource Residential Corp. Class B	67,853	1,401,164
American Assets Trust, Inc.	51,834	2,126,231
American Campus Communities, Inc.	134,876	5,566,333

	Shares	Value
American Capital Agency Corp.	434,841	$ 9,320,817
American Capital Mortgage Investment Corp. (d)	52,567	969,861
American Homes 4 Rent Class A	204,251	3,408,949
American Realty Capital Properties, Inc. (d)	1,142,446	11,207,395
American Residential Properties, Inc. (a)(d)	37,789	655,261
American Tower Corp.	496,713	49,244,127
Annaly Capital Management, Inc.	1,214,445	12,897,406
Anworth Mortgage Asset Corp. (d)	251,516	1,315,429
Apartment Investment & Management Co. Class A	190,518	7,178,718
Apollo Commercial Real Estate Finance, Inc. (d)	62,598	1,069,800
Apollo Residential Mortgage, Inc.	39,031	618,641
Arbor Realty Trust, Inc.	48,156	345,279
Ares Commercial Real Estate Corp.	39,618	475,416
Armada Hoffler Properties, Inc.	18,404	198,763
Armour Residential REIT, Inc.	489,690	1,557,214
Ashford Hospitality Prime, Inc.	33,082	538,244
Ashford Hospitality Trust, Inc.	100,347	1,068,696
Associated Estates Realty Corp.	67,927	1,626,852
AvalonBay Communities, Inc.	164,265	27,652,370
Aviv REIT, Inc.	31,842	1,145,675
BioMed Realty Trust, Inc.	243,715	5,420,222
Blackstone Mortgage Trust, Inc. (d)	81,437	2,354,344
Bluerock Residental Growth (REIT), Inc.	11,697	153,816
Boston Properties, Inc.	190,083	26,119,305
Brandywine Realty Trust (SBI)	205,514	3,257,397
Brixmor Property Group, Inc.	161,092	4,091,737
BRT Realty Trust (a)	5,568	38,976
Camden Property Trust (SBI)	107,447	7,821,067
Campus Crest Communities, Inc. (d)	86,404	673,087
Capstead Mortgage Corp. (d)	97,016	1,161,282
CareTrust (REIT), Inc.	34,369	436,830
CatchMark Timber Trust, Inc.	26,622	322,925
CBL & Associates Properties, Inc.	216,304	4,330,406
Cedar Shopping Centers, Inc. (d)	134,023	1,002,492
Chambers Street Properties	312,279	2,557,565
Chatham Lodging Trust	38,737	1,124,148
Cherry Hill Mortgage Investment Corp.	2,726	48,250
Chesapeake Lodging Trust	72,347	2,572,659
Chimera Investment Corp.	1,317,945	4,230,603
CIM Commercial Trust Corp.	4,057	67,103
City Office (REIT), Inc.	19,500	245,115
Colony Financial, Inc.	142,506	3,592,576
Columbia Property Trust, Inc.	174,483	4,517,365
Coresite Realty Corp.	24,333	1,154,358
Corporate Office Properties Trust (SBI) (d)	106,736	3,138,038
Corrections Corp. of America (d)	154,168	6,149,762
Cousins Properties, Inc. (d)	284,086	3,048,243
Crown Castle International Corp.	417,288	36,016,127
CubeSmart	223,547	5,186,290
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CyrusOne, Inc.	38,593	$ 1,146,984
CYS Investments, Inc. (d)	197,203	1,792,575
DCT Industrial Trust, Inc.	102,100	3,683,768
DDR Corp.	389,458	7,376,335
DiamondRock Hospitality Co. (d)	231,567	3,353,090
Digital Realty Trust, Inc. (d)	167,228	11,100,595
Douglas Emmett, Inc.	168,817	4,873,747
Duke Realty LP	408,851	8,733,057
DuPont Fabros Technology, Inc. (d)	100,616	3,150,287
Dynex Capital, Inc. (d)	68,104	567,987
EastGroup Properties, Inc. (d)	46,143	2,907,009
Education Realty Trust, Inc.	59,856	2,098,551
Ellington Residential Mortgage REIT	7,146	116,766
Empire State Realty Trust, Inc.	146,821	2,598,732
EPR Properties	75,645	4,615,101
Equity Commonwealth	171,056	4,524,431
Equity Lifestyle Properties, Inc.	103,772	5,590,198
Equity One, Inc.	85,144	2,280,156
Equity Residential (SBI)	453,199	34,909,919
Essex Property Trust, Inc.	77,979	17,344,869
Excel Trust, Inc.	73,041	1,000,662
Extra Space Storage, Inc.	137,773	9,062,708
Federal Realty Investment Trust (SBI)	90,487	12,851,869
FelCor Lodging Trust, Inc.	200,216	2,156,326
First Industrial Realty Trust, Inc.	150,659	3,206,024
First Potomac Realty Trust (d)	85,240	1,018,618
Five Oaks Investment Corp.	4,880	53,924
Franklin Street Properties Corp.	139,951	1,767,581
Gaming & Leisure Properties	107,465	3,637,690
General Growth Properties, Inc.	800,490	23,222,215
Getty Realty Corp. (d)	36,809	664,034
Gladstone Commercial Corp.	19,665	357,313
Government Properties Income Trust (d)	79,105	1,850,266
Gramercy Property Trust, Inc. (d)	193,795	1,366,255
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,385	438,783
Hatteras Financial Corp.	121,103	2,222,240
HCP, Inc.	578,588	24,508,988
Health Care REIT, Inc.	410,568	31,658,898
Healthcare Realty Trust, Inc.	119,232	3,402,881
Healthcare Trust of America, Inc. (d)	153,840	4,269,060
Hersha Hospitality Trust	285,132	1,913,236
Highwoods Properties, Inc. (SBI) (d)	106,385	4,852,220
Home Properties, Inc.	74,137	4,950,127
Hospitality Properties Trust (SBI)	186,225	5,737,592
Host Hotels & Resorts, Inc.	935,891	19,653,711
Hudson Pacific Properties, Inc.	83,072	2,654,981
Independence Realty Trust, Inc.	19,740	183,582
Inland Real Estate Corp.	104,109	1,113,966
Invesco Mortgage Capital, Inc.	135,801	2,168,742
Investors Real Estate Trust	148,410	1,136,821

	Shares	Value
Iron Mountain, Inc.	230,368	$ 8,466,024
iStar Financial, Inc. (a)(d)	102,599	1,359,437
JAVELIN Mortgage Investment Corp.	12,977	116,533
Kilroy Realty Corp. (d)	102,881	7,610,108
Kimco Realty Corp.	509,165	13,380,856
Kite Realty Group Trust (d)	96,409	2,730,303
Lamar Advertising Co. Class A	94,159	5,470,638
LaSalle Hotel Properties (SBI)	138,568	5,393,067
Lexington Corporate Properties Trust (d)	259,496	2,810,342
Liberty Property Trust (SBI) (d)	189,993	7,071,539
LTC Properties, Inc.	43,338	1,934,175
Mack-Cali Realty Corp.	122,465	2,303,567
Medical Properties Trust, Inc. (d)	248,705	3,765,394
MFA Financial, Inc.	486,658	3,873,798
Mid-America Apartment Communities, Inc.	92,326	6,690,865
Monmouth Real Estate Investment Corp. Class A (d)	60,850	685,780
National Health Investors, Inc. (d)	42,355	3,014,829
National Retail Properties, Inc. (d)	166,283	6,691,228
New Residential Investment Corp.	169,589	2,562,490
New Senior Investment Group, Inc.	86,128	1,450,396
New York (REIT), Inc.	201,799	2,096,692
New York Mortgage Trust, Inc. (d)	125,316	989,996
Newcastle Investment Corp.	86,128	416,860
NorthStar Realty Finance Corp.	299,723	5,760,676
Omega Healthcare Investors, Inc. (d)	172,171	6,897,170
One Liberty Properties, Inc. (d)	12,915	305,827
Orchid Island Capital, Inc. (d)	10,240	142,336
Outfront Media, Inc.	171,285	5,129,986
Parkway Properties, Inc.	97,123	1,710,336
Pebblebrook Hotel Trust (d)	84,692	4,114,337
Pennsylvania Real Estate Investment Trust (SBI)	85,180	1,940,400
PennyMac Mortgage Investment Trust	97,201	2,083,989
Physicians Realty Trust	76,348	1,255,925
Piedmont Office Realty Trust, Inc. Class A	209,992	3,849,153
Plum Creek Timber Co., Inc.	218,523	9,492,639
Post Properties, Inc.	73,877	4,201,385
Potlatch Corp.	53,054	2,118,446
Power (REIT) (a)	718	6,211
Preferred Apartment Communities, Inc. Class A (d)	14,615	149,511
Prologis, Inc.	625,607	26,719,675
PS Business Parks, Inc.	31,822	2,646,954
Public Storage	181,206	35,737,447
QTS Realty Trust, Inc. Class A (d)	15,035	538,403
RAIT Financial Trust (d)	83,839	617,893
Ramco-Gershenson Properties Trust (SBI) (d)	93,326	1,747,063
Rayonier, Inc. (d)	156,835	4,298,847
Realty Income Corp.	273,639	13,698,368
Redwood Trust, Inc. (d)	103,397	1,976,951
Regency Centers Corp.	116,777	7,664,075
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Resource Capital Corp. (d)	162,377	$ 816,756
Retail Opportunity Investments Corp. (d)	124,994	2,093,650
Retail Properties America, Inc.	311,497	4,930,998
Rexford Industrial Realty, Inc.	67,185	1,077,647
RLJ Lodging Trust	176,982	5,629,797
Rouse Properties, Inc. (d)	48,259	833,916
Ryman Hospitality Properties, Inc. (d)	67,021	4,027,962
Sabra Health Care REIT, Inc. (d)	66,212	2,164,470
Saul Centers, Inc.	18,038	971,707
Select Income (REIT) (d)	51,776	1,278,349
Senior Housing Properties Trust (SBI)	290,312	6,488,473
Silver Bay Realty Trust Corp.	47,769	771,947
Simon Property Group, Inc.	389,456	74,136,844
SL Green Realty Corp. (d)	120,958	15,353,199
SoTHERLY Hotels, Inc.	2,721	20,720
Sovran Self Storage, Inc.	43,170	3,972,503
Spirit Realty Capital, Inc.	486,097	5,954,688
Stag Industrial, Inc.	92,815	2,315,734
Starwood Property Trust, Inc. (d)	271,190	6,617,036
Starwood Waypoint Residential (d)	44,074	1,109,783
Strategic Hotel & Resorts, Inc. (a)	334,781	4,392,327
Summit Hotel Properties, Inc.	103,133	1,354,136
Sun Communities, Inc. (d)	62,281	4,209,573
Sunstone Hotel Investors, Inc. (d)	235,599	4,111,203
Supertel Hospitality, Inc. (a)	703	1,118
Tanger Factory Outlet Centers, Inc.	110,651	3,922,578
Taubman Centers, Inc.	81,539	5,898,531
Terreno Realty Corp. (d)	48,045	1,058,912
The GEO Group, Inc.	101,971	4,400,049
The Macerich Co.	176,688	14,779,951
Trade Street Residential, Inc. (d)	10,637	83,181
Two Harbors Investment Corp.	449,289	4,690,577
UDR, Inc. (d)	326,669	10,433,808
UMH Properties, Inc.	13,625	128,893
United Development Funding IV (d)	104,924	1,767,969
Universal Health Realty Income Trust (SBI)	15,817	803,978
Urban Edge Properties	106,471	2,548,916
Urstadt Biddle Properties, Inc. Class A	31,219	709,296
Ventas, Inc.	396,582	29,533,462
Vornado Realty Trust	218,163	24,006,657
Washington REIT (SBI)	91,707	2,598,976
Weingarten Realty Investors (SBI)	140,335	5,082,934
Western Asset Mortgage Capital Corp. (d)	46,434	696,510
Weyerhaeuser Co.	659,616	23,159,118
Whitestone REIT Class B	26,734	421,863
WP Carey, Inc.	142,219	9,753,379
WP Glimcher, Inc.	222,909	3,863,013
ZAIS Financial Corp.	6,000	106,920
		1,124,381,378

	Shares	Value
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	51,667	$ 2,088,897
Altisource Portfolio Solutions SA (a)(d)	18,423	371,039
American Spectrum Realty, Inc. (a)	1,984	3,373
AV Homes, Inc. (a)	12,051	182,452
CBRE Group, Inc. (a)	339,514	11,631,750
Consolidated-Tomoka Land Co.	4,931	290,091
Forest City Enterprises, Inc. Class A (a)	208,465	5,263,741
Forestar Group, Inc. (a)(d)	38,487	553,443
FRP Holdings, Inc. (a)	3,842	117,219
Gladstone Land Corp.	8,000	95,280
Howard Hughes Corp. (a)	60,815	9,109,479
Jones Lang LaSalle, Inc.	53,062	8,556,248
Kennedy-Wilson Holdings, Inc.	97,591	2,611,535
Marcus & Millichap, Inc. (a)	8,522	314,717
Maui Land & Pineapple, Inc. (a)(d)	31,310	186,295
RE/MAX Holdings, Inc.	10,289	337,068
Realogy Holdings Corp. (a)	176,896	8,137,216
Tejon Ranch Co. (a)(d)	18,740	460,629
The St. Joe Co. (a)(d)	111,664	1,897,171
Transcontinental Realty Investors, Inc. (a)	20,697	242,362
		52,450,005
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	91,784	1,204,206
Bank Mutual Corp.	56,001	401,527
BankFinancial Corp.	19,300	230,056
BBX Capital Corp. (a)	18,261	261,132
Beneficial Bancorp, Inc. (a)	41,273	467,210
Berkshire Hills Bancorp, Inc.	24,593	656,141
BofI Holding, Inc. (a)(d)	15,097	1,334,575
Brookline Bancorp, Inc., Delaware	86,924	841,424
Cape Bancorp, Inc.	2,611	23,238
Capitol Federal Financial, Inc.	194,739	2,416,711
Charter Financial Corp.	1,496	17,294
Chicopee Bancorp, Inc.	1,816	29,328
Clifton Bancorp, Inc.	18,424	244,302
Dime Community Bancshares, Inc.	51,879	807,237
Doral Financial Corp. (a)(d)	7,972	5,493
ESSA Bancorp, Inc.	4,298	52,350
Essent Group Ltd. (a)(d)	84,139	1,953,708
EverBank Financial Corp.	121,901	2,191,780
Farmer Mac Class C (non-vtg.)	10,710	342,077
First Defiance Financial Corp.	7,220	231,112
First Financial Northwest, Inc.	2,197	26,386
Flagstar Bancorp, Inc. (a)(d)	37,206	550,277
Fox Chase Bancorp, Inc.	14,307	234,063
Heritage Financial Group, Inc.	6,982	180,764
HF Financial Corp.	2,735	39,302
Hingham Institution for Savings	1,505	144,977
Home Loan Servicing Solutions Ltd.	113,603	2,091,431
HomeStreet, Inc. (d)	10,888	188,362
Hudson City Bancorp, Inc.	659,676	6,438,438
IF Bancorp, Inc.	3,112	52,842
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Impac Mortgage Holdings, Inc. (a)(d)	5,393	$ 54,631
Kearny Financial Corp. (a)	12,166	161,564
Ladder Capital Corp. Class A	25,952	477,517
Lendingtree, Inc. (a)(d)	16,968	899,983
Meridian Bancorp, Inc. (a)	32,680	404,905
Meta Financial Group, Inc.	3,931	140,219
MGIC Investment Corp. (a)(d)	403,619	3,685,041
Nationstar Mortgage Holdings, Inc. (a)(d)	27,283	727,092
New York Community Bancorp, Inc. (d)	541,088	8,987,472
NMI Holdings, Inc. (a)	34,703	253,332
Northfield Bancorp, Inc.	54,381	786,893
Northwest Bancshares, Inc. (d)	92,094	1,088,091
OceanFirst Financial Corp.	5,851	95,605
Ocwen Financial Corp. (a)(d)	133,402	1,085,892
Oritani Financial Corp.	41,599	595,282
PennyMac Financial Services, Inc. (a)	24,021	419,407
People's United Financial, Inc. (d)	460,969	6,974,461
Poage Bankshares, Inc.	2,365	35,239
Provident Financial Holdings, Inc.	3,066	47,063
Provident Financial Services, Inc.	68,672	1,249,830
Radian Group, Inc. (d)	233,778	3,696,030
Riverview Bancorp, Inc. (a)	6,875	30,869
Security National Financial Corp. Class A	10,660	62,894
Simplicity Bancorp, Inc.	10,338	177,400
Southern Missouri Bancorp, Inc.	1,632	30,910
Stonegate Mortgage Corp. (a)(d)	14,418	144,468
Territorial Bancorp, Inc.	13,244	285,011
TFS Financial Corp.	149,374	2,106,173
Timberland Bancorp, Inc.	5,034	54,141
Trustco Bank Corp., New York	103,561	700,072
United Community Financial Corp.	43,226	225,207
United Financial Bancorp, Inc. New	58,787	728,371
Walker & Dunlop, Inc. (a)(d)	28,304	453,713
Washington Federal, Inc. (d)	128,254	2,708,724
Waterstone Financial, Inc.	38,293	492,831
Westfield Financial, Inc.	28,907	208,998
WSFS Financial Corp.	10,396	808,185
		64,741,259
TOTAL FINANCIALS		5,080,477,124
HEALTH CARE - 14.2%
Biotechnology - 3.3%
ACADIA Pharmaceuticals, Inc. (a)(d)	95,598	3,629,856
Acceleron Pharma, Inc. (a)(d)	12,418	504,543
Achillion Pharmaceuticals, Inc. (a)(d)	115,115	1,397,496
Acorda Therapeutics, Inc. (a)(d)	62,128	2,102,412
Actinium Pharmaceuticals, Inc. (a)(d)	38,656	120,607
Advaxis, Inc. (a)(d)	18,152	163,368

	Shares	Value
Aegerion Pharmaceuticals, Inc. (a)(d)	33,098	$ 900,266
Agenus, Inc. (a)(d)	71,608	350,879
Agios Pharmaceuticals, Inc. (a)(d)	12,599	1,351,621
Akebia Therapeutics, Inc. (a)(d)	5,435	50,328
Alder Biopharmaceuticals, Inc.	19,440	522,547
Alexion Pharmaceuticals, Inc. (a)	249,120	44,933,774
Alkermes PLC (a)	200,966	14,117,862
Alnylam Pharmaceuticals, Inc. (a)(d)	88,059	8,940,630
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	1,546,807
Amgen, Inc.	956,078	150,792,622
Amicus Therapeutics, Inc. (a)(d)	104,894	918,871
Anacor Pharmaceuticals, Inc. (a)(d)	55,134	2,398,329
Anthera Pharmaceuticals, Inc. (a)(d)	58,148	293,647
Applied Genetic Technologies Corp.	5,553	112,670
Ardelyx, Inc.	4,936	77,717
Arena Pharmaceuticals, Inc. (a)(d)	308,170	1,389,847
Argos Therapeutics, Inc. (a)(d)	5,077	45,795
ARIAD Pharmaceuticals, Inc. (a)(d)	213,587	1,736,462
ArQule, Inc. (a)	65,290	122,745
Array BioPharma, Inc. (a)(d)	168,502	1,341,276
Arrowhead Research Corp. (a)(d)	55,996	421,650
Atara Biotherapeutics, Inc.	7,172	140,284
Athersys, Inc. (a)(d)	92,903	240,619
Auspex Pharmaceuticals, Inc. (d)	23,001	1,546,587
Avalanche Biotechnologies, Inc. (a)	12,370	447,547
AVEO Pharmaceuticals, Inc. (a)	43,200	54,000
BioCryst Pharmaceuticals, Inc. (a)(d)	79,931	815,296
Biogen Idec, Inc. (a)	296,833	121,579,828
BioMarin Pharmaceutical, Inc. (a)	193,260	20,692,348
Biospecifics Technologies Corp. (a)	1,441	56,141
Biota Pharmaceuticals, Inc. (a)	46,093	116,154
BioTime, Inc. (a)(d)	47,203	198,253
bluebird bio, Inc. (a)(d)	35,930	3,424,848
BrainStorm Cell Therpeutic, Inc. (a)	15,396	65,433
Calithera Biosciences, Inc.	11,343	172,640
Cancer Genetics, Inc. (a)(d)	9,725	85,191
Cara Therapeutics, Inc.	6,290	64,473
CASI Pharmaceuticals, Inc. (a)	289	465
Catalyst Pharmaceutical Partners, Inc. (a)(d)	52,850	198,716
Cel-Sci Corp. (a)(d)	28,340	29,474
Celgene Corp. (a)	1,004,372	122,061,329
Celladon Corp. (a)	15,979	290,019
Celldex Therapeutics, Inc. (a)(d)	107,399	2,742,970
Cellular Biomedicine Group, Inc. (a)(d)	3,567	106,974
Cellular Dynamics International, Inc. (a)	4,597	24,962
Celsion Corp. (a)(d)	10,682	30,871
Cepheid, Inc. (a)(d)	85,274	4,846,974
ChemoCentryx, Inc. (a)(d)	22,820	185,755
Chimerix, Inc. (a)(d)	44,968	1,820,305
Cleveland Biolabs, Inc. (a)	1,774	5,996
Clovis Oncology, Inc. (a)	39,949	3,054,501
Coherus BioSciences, Inc.	7,929	250,477
Conatus Pharmaceuticals, Inc. (a)(d)	7,362	46,822
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Concert Pharmaceuticals, Inc.	5,337	$ 76,799
CorMedix, Inc. (a)(d)	24,430	126,059
Coronado Biosciences, Inc. (a)(d)	18,457	47,434
CTI BioPharma Corp. (a)(d)	129,276	302,506
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	112,289	345,850
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	17,294
Cytokinetics, Inc. (a)(d)	40,859	315,023
Cytori Therapeutics, Inc. (a)(d)	69,588	77,939
CytRx Corp. (a)(d)	55,459	179,133
DARA BioSciences, Inc. (a)	1,702	1,668
Dicerna Pharmaceuticals, Inc. (d)	13,410	327,606
Discovery Laboratories, Inc. (a)(d)	132,829	213,855
Dyax Corp. (a)	180,237	2,723,381
Dynavax Technologies Corp. (a)(d)	27,597	485,707
Eagle Pharmaceuticals, Inc.	6,163	209,542
Eleven Biotherapeutics, Inc.	6,105	64,530
Emergent BioSolutions, Inc. (a)(d)	38,141	1,143,086
Enanta Pharmaceuticals, Inc. (a)(d)	16,864	604,068
Enzon Pharmaceuticals, Inc.	43,430	45,602
Epirus Biopharmaceuticals, Inc. (a)(d)	17,330	182,485
Epizyme, Inc. (a)(d)	20,607	484,677
Esperion Therapeutics, Inc. (a)	10,661	665,779
Exact Sciences Corp. (a)(d)	122,260	2,747,182
Exelixis, Inc. (a)(d)	211,854	620,732
Fibrocell Science, Inc. (a)	25,988	126,562
FibroGen, Inc.	12,857	409,110
Five Prime Therapeutics, Inc. (a)(d)	27,013	695,315
Flexion Therapeutics, Inc. (d)	12,508	285,307
Foundation Medicine, Inc. (a)(d)	24,382	1,164,484
Galectin Therapeutics, Inc. (a)(d)	13,518	45,961
Galena Biopharma, Inc. (a)(d)	133,911	241,040
Galmed Pharmaceuticals Ltd. (a)	3,203	30,396
Genocea Biosciences, Inc. (d)	8,642	74,580
Genomic Health, Inc. (a)	18,393	559,147
GenVec, Inc. (a)	8,140	25,885
Geron Corp. (a)(d)	196,151	592,376
Gilead Sciences, Inc. (a)	1,897,325	196,430,057
GlycoMimetics, Inc. (a)	10,456	86,994
GTx, Inc. (a)	19,627	15,702
Halozyme Therapeutics, Inc. (a)(d)	125,362	1,889,205
Harvard Apparatus (a)	3,080	11,304
Heat Biologics, Inc. (a)(d)	3,136	20,886
Hemispherx Biopharma, Inc. (a)(d)	130,774	31,778
Heron Therapeutics, Inc. (a)	22,688	294,717
Hyperion Therapeutics, Inc. (a)	17,485	516,682
iBio, Inc. (a)(d)	40,361	40,361
Idera Pharmaceuticals, Inc. (a)(d)	80,821	393,598
Immune Design Corp. (a)	6,302	138,896
ImmunoCellular Therapeutics Ltd. (a)	41,923	23,896
ImmunoGen, Inc. (a)(d)	137,379	1,044,080

	Shares	Value
Immunomedics, Inc. (a)(d)	99,673	$ 406,666
Incyte Corp. (a)(d)	193,729	16,631,635
Infinity Pharmaceuticals, Inc. (a)	64,535	980,932
Inovio Pharmaceuticals, Inc. (a)(d)	64,716	457,866
Insmed, Inc. (a)	59,907	1,110,676
Insys Therapeutics, Inc. (a)(d)	14,979	899,639
Intercept Pharmaceuticals, Inc. (a)(d)	15,228	3,371,022
Intrexon Corp. (a)(d)	56,952	2,338,449
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	2,318,566
Isis Pharmaceuticals, Inc. (a)(d)	147,478	10,111,092
IsoRay, Inc. (a)(d)	31,040	48,422
Karyopharm Therapeutics, Inc. (a)	26,763	729,559
Keryx Biopharmaceuticals, Inc. (a)(d)	130,530	1,587,245
Kindred Biosciences, Inc. (a)(d)	10,713	71,884
Kite Pharma, Inc.	13,267	868,192
KYTHERA Biopharmaceuticals, Inc. (a)(d)	24,408	1,014,152
La Jolla Pharmaceutical Co. (a)	15,002	304,991
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	453,406
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,267,546
Loxo Oncology, Inc.	2,982	38,289
Lpath, Inc. (a)	7,871	23,062
Macrogenics, Inc. (a)(d)	29,197	1,009,340
MannKind Corp. (a)(d)	336,759	2,195,669
Mast Therapeutics, Inc. (a)	29,390	15,283
Medgenics, Inc. (a)(d)	27,208	213,311
Medivation, Inc. (a)	96,404	11,330,362
MEI Pharma, Inc. (a)	26,819	157,964
Merrimack Pharmaceuticals, Inc. (a)(d)	130,664	1,400,718
MiMedx Group, Inc. (a)(d)	113,798	1,177,809
Momenta Pharmaceuticals, Inc. (a)	54,727	747,024
Myriad Genetics, Inc. (a)(d)	91,480	3,116,724
Nanosphere, Inc. (a)(d)	36,229	11,927
NanoViricides, Inc. (a)(d)	32,620	86,117
Navidea Biopharmaceuticals, Inc. (a)(d)	148,549	240,649
Neuralstem, Inc. (a)(d)	106,528	400,545
Neurocrine Biosciences, Inc. (a)(d)	88,195	3,444,015
NewLink Genetics Corp. (a)(d)	24,740	1,065,799
Northwest Biotherapeutics, Inc. (a)(d)	40,748	300,313
Novavax, Inc. (a)(d)	314,654	2,879,084
Ohr Pharmaceutical, Inc. (a)	18,778	144,403
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	24,247
OncoMed Pharmaceuticals, Inc. (a)	11,507	287,445
Onconova Therapeutics, Inc. (a)(d)	6,241	14,292
Oncothyreon, Inc. (a)	72,374	115,798
Opexa Therapeutics, Inc. (a)	5,726	4,524
Ophthotech Corp. (a)(d)	12,066	648,367
Opko Health, Inc. (a)(d)	313,163	4,559,653
Oragenics, Inc. (a)	9,973	11,269
Orexigen Therapeutics, Inc. (a)(d)	166,751	940,476
Organovo Holdings, Inc. (a)(d)	81,267	481,101
Osiris Therapeutics, Inc. (a)(d)	18,170	313,796
Otonomy, Inc.	21,606	801,150
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OvaScience, Inc. (a)(d)	23,544	$ 1,071,487
OXiGENE, Inc. (a)(d)	561	987
Palatin Technologies, Inc. (a)(d)	9,275	8,742
Paratek Pharmaceuticals, Inc. (a)	1,393	40,717
PDL BioPharma, Inc. (d)	181,078	1,263,924
Peregrine Pharmaceuticals, Inc. (a)(d)	243,489	343,319
Pfenex, Inc. (a)	9,386	137,974
Pharmacyclics, Inc. (a)(d)	77,976	16,837,358
PharmAthene, Inc. (a)(d)	51,372	86,305
Portola Pharmaceuticals, Inc. (a)(d)	88,717	3,378,343
Progenics Pharmaceuticals, Inc. (a)(d)	85,314	555,394
Proteon Therapeutics, Inc.	1,427	15,426
Prothena Corp. PLC (a)(d)	29,812	792,403
PTC Therapeutics, Inc. (a)(d)	26,728	1,906,508
Puma Biotechnology, Inc. (a)(d)	25,665	5,466,902
Radius Health, Inc. (a)(d)	15,736	671,140
Raptor Pharmaceutical Corp. (a)(d)	97,027	899,440
Receptos, Inc. (a)	38,738	4,905,780
Regado Biosciences, Inc. (a)(d)	15,917	18,305
Regeneron Pharmaceuticals, Inc. (a)(d)	92,901	38,446,150
Regulus Therapeutics, Inc. (a)(d)	29,427	544,988
Repligen Corp. (a)(d)	36,890	948,442
Retrophin, Inc. (a)(d)	33,262	470,990
Rexahn Pharmaceuticals, Inc. (a)(d)	252,511	201,883
Rigel Pharmaceuticals, Inc. (a)	75,480	225,685
Sage Therapeutics, Inc. (d)	5,499	238,932
Sangamo Biosciences, Inc. (a)(d)	84,275	1,417,506
Sarepta Therapeutics, Inc. (a)(d)	40,979	569,608
Seattle Genetics, Inc. (a)(d)	128,581	4,661,061
Sorrento Therapeutics, Inc. (a)(d)	22,484	290,493
Spectrum Pharmaceuticals, Inc. (a)(d)	70,340	438,218
StemCells, Inc. (a)	41,468	46,444
Stemline Therapeutics, Inc. (a)(d)	20,998	318,960
Sunesis Pharmaceuticals, Inc. (a)	32,643	72,467
Synageva BioPharma Corp. (a)(d)	29,192	2,882,126
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	335,274
Synta Pharmaceuticals Corp. (a)(d)	94,692	227,261
Synthetic Biologics, Inc. (a)(d)	46,314	107,448
T2 Biosystems, Inc. (d)	5,534	91,754
Targacept, Inc. (a)(d)	18,977	49,910
Tenax Therapeutics, Inc. (a)(d)	1,373	4,325
TESARO, Inc. (a)(d)	24,183	1,289,679
TetraLogic Pharmaceuticals Corp. (a)(d)	5,276	25,430
TG Therapeutics, Inc. (a)(d)	39,520	573,435
Threshold Pharmaceuticals, Inc. (a)(d)	66,603	291,055
Tokai Pharmaceuticals, Inc. (d)	5,465	82,685
Trevena, Inc.	18,054	97,311
Trovagene, Inc. (a)	18,991	107,299
Ultragenyx Pharmaceutical, Inc. (d)	31,984	1,735,772
United Therapeutics Corp. (a)(d)	59,588	9,239,119
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	474,451

	Shares	Value
Verastem, Inc. (a)(d)	47,048	$ 350,037
Vericel Corp. (a)	3,923	14,123
Versartis, Inc. (a)(d)	25,643	507,988
Vertex Pharmaceuticals, Inc. (a)	301,644	36,025,343
Vical, Inc. (a)	65,666	66,979
Vitae Pharmaceuticals, Inc. (d)	16,202	188,267
Vital Therapies, Inc.	7,644	169,315
Xencor, Inc. (a)(d)	23,690	369,564
XOMA Corp. (a)(d)	99,609	367,557
Zafgen, Inc. (d)	17,716	684,723
ZIOPHARM Oncology, Inc. (a)(d)	141,688	1,595,407
		971,295,518
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	29,889	1,820,838
Abbott Laboratories	1,894,146	89,725,696
Abiomed, Inc. (a)(d)	44,903	2,729,653
Accuray, Inc. (a)(d)	93,204	836,972
Alere, Inc. (a)	96,349	4,380,989
Align Technology, Inc. (a)	89,927	5,157,313
Alliqua Biomedical, Inc. (a)(d)	4,397	24,535
Alphatec Holdings, Inc. (a)	36,801	53,361
Analogic Corp.	15,585	1,350,596
Angiodynamics, Inc. (a)(d)	38,160	709,776
Anika Therapeutics, Inc. (a)(d)	16,592	662,353
Antares Pharma, Inc. (a)(d)	159,300	415,773
Atossa Genetics, Inc. (a)(d)	789	1,515
Atricure, Inc. (a)	34,596	611,657
Atrion Corp.	1,969	639,925
AxoGen, Inc. (a)	17,932	56,844
Bacterin International Holdings, Inc. (a)	974	3,506
Baxter International, Inc.	681,233	47,107,262
Becton, Dickinson & Co.	240,747	35,322,400
BioLase Technology, Inc.	31,172	67,643
Boston Scientific Corp. (a)	1,659,124	28,039,196
C.R. Bard, Inc.	91,991	15,559,358
Cantel Medical Corp.	48,934	2,221,604
Cardica, Inc. (a)	23,778	15,037
Cardiovascular Systems, Inc. (a)	37,106	1,399,267
CareFusion Corp. (a)	255,106	15,326,768
Cerus Corp. (a)(d)	120,620	575,961
Cesca Therapeutics, Inc. (a)	15,844	14,486
CONMED Corp.	32,943	1,689,976
Cryolife, Inc.	28,209	295,630
Cutera, Inc. (a)	15,449	198,520
Cyberonics, Inc. (a)(d)	38,945	2,667,733
Cynosure, Inc. Class A (a)(d)	24,901	757,488
Delcath Systems, Inc. (a)(d)	7,494	9,517
DENTSPLY International, Inc.	185,229	9,818,989
Derma Sciences, Inc. (a)(d)	27,081	214,482
DexCom, Inc. (a)(d)	89,409	5,430,703
Echo Therapeutics, Inc. (a)	2,009	4,701
Edwards Lifesciences Corp. (a)	133,911	17,812,841
Endologix, Inc. (a)(d)	92,123	1,452,780
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
EnteroMedics, Inc. (a)(d)	53,456	$ 56,663
ERBA Diagnostics, Inc. (a)	3,094	10,671
Exactech, Inc. (a)	10,055	234,784
Fonar Corp. (a)	7,275	96,830
Genmark Diagnostics, Inc. (a)(d)	42,342	538,167
Globus Medical, Inc. (a)	81,315	1,974,328
Greatbatch, Inc. (a)(d)	28,475	1,513,162
Haemonetics Corp. (a)(d)	65,465	2,910,574
Halyard Health, Inc. (a)(d)	61,968	2,853,007
Hansen Medical, Inc. (a)(d)	48,696	38,192
HeartWare International, Inc. (a)(d)	19,657	1,675,366
Hill-Rom Holdings, Inc.	72,156	3,457,716
Hologic, Inc. (a)	344,492	11,154,651
ICU Medical, Inc. (a)(d)	17,344	1,542,055
IDEXX Laboratories, Inc. (a)(d)	62,216	9,757,335
Inogen, Inc.	13,765	457,686
Insulet Corp. (a)	70,939	2,250,894
Integra LifeSciences Holdings Corp. (a)(d)	34,810	2,088,948
Intuitive Surgical, Inc. (a)	45,800	22,900,000
Invacare Corp.	43,063	816,905
K2M Group Holdings, Inc.	22,830	467,787
Kewaunee Scientific Corp.	1,376	25,002
Ldr Holding Corp. (a)(d)	17,638	689,469
LeMaitre Vascular, Inc.	3,845	29,299
Masimo Corp. (a)(d)	62,689	1,847,445
Medtronic PLC	1,777,132	137,887,672
MELA Sciences, Inc. (a)(d)	4,012	7,101
Meridian Bioscience, Inc.	44,602	883,120
Merit Medical Systems, Inc. (a)	47,538	932,220
Misonix, Inc. (a)	3,683	45,743
Natus Medical, Inc. (a)	43,776	1,566,743
Neogen Corp. (a)	43,866	2,243,746
Nevro Corp.	11,639	486,859
NuVasive, Inc. (a)	55,373	2,533,315
NxStage Medical, Inc. (a)(d)	68,384	1,174,837
Ocular Therapeutix, Inc. (d)	6,614	236,583
OraSure Technologies, Inc. (a)	68,939	493,603
Orthofix International NV (a)	22,001	713,492
Perseon Corp. (a)	46,363	22,625
PhotoMedex, Inc. (a)(d)	6,551	11,792
Quidel Corp. (a)(d)	35,813	919,678
ResMed, Inc. (d)	173,337	11,155,969
Retractable Technologies, Inc. (a)	5,248	21,937
Rockwell Medical Technologies, Inc. (a)(d)	50,918	509,180
RTI Biologics, Inc. (a)	61,233	325,760
Sirona Dental Systems, Inc. (a)(d)	67,791	6,156,779
St. Jude Medical, Inc.	356,277	23,756,550
Staar Surgical Co. (a)(d)	34,338	235,559
Stereotaxis, Inc. (a)(d)	3,270	7,750
Steris Corp.	98,802	6,374,705
Stryker Corp.	377,170	35,736,858

	Shares	Value
SurModics, Inc. (a)	19,525	$ 469,576
Symmetry Surgical, Inc. (a)	7,341	54,323
Synergetics U.S.A., Inc. (a)	19,727	89,166
Tandem Diabetes Care, Inc. (a)(d)	11,476	134,269
TearLab Corp. (a)(d)	17,390	45,214
Teleflex, Inc.	53,220	6,476,342
The Cooper Companies, Inc.	58,635	9,614,381
The Spectranetics Corp. (a)(d)	57,749	1,952,494
Thoratec Corp. (a)(d)	75,606	3,078,676
Tornier NV (a)	43,234	1,056,639
TransEnterix, Inc. (a)(d)	65,065	186,086
TriVascular Technologies, Inc. (d)	5,628	57,743
Unilife Corp. (a)(d)	142,037	561,046
Uroplasty, Inc. (a)	1,597	1,948
Utah Medical Products, Inc.	1,199	71,221
Varian Medical Systems, Inc. (a)(d)	126,250	11,737,463
Vascular Solutions, Inc. (a)(d)	17,548	512,051
Veracyte, Inc. (a)(d)	8,684	76,332
Vermillion, Inc. (a)(d)	5,249	9,763
West Pharmaceutical Services, Inc.	94,110	5,149,699
Wright Medical Group, Inc. (a)	70,704	1,741,440
Zeltiq Aesthetics, Inc. (a)(d)	33,895	1,131,076
Zimmer Holdings, Inc.	211,212	25,427,813
		668,645,517
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (d)	5,843	210,290
Acadia Healthcare Co., Inc. (a)(d)	57,055	3,607,588
Addus HomeCare Corp. (a)	6,027	131,991
Adeptus Health, Inc. Class A (d)	5,548	246,054
Aetna, Inc.	440,341	43,835,947
Air Methods Corp. (a)(d)	45,048	2,387,094
Alliance Healthcare Services, Inc. (a)	17,141	409,841
Almost Family, Inc. (a)	9,932	353,778
Amedisys, Inc. (a)(d)	46,941	1,416,210
AmerisourceBergen Corp.	258,132	26,525,644
AMN Healthcare Services, Inc. (a)(d)	76,320	1,721,779
AmSurg Corp. (a)(d)	60,879	3,658,828
Anthem, Inc.	337,427	49,416,184
Bio-Reference Laboratories, Inc. (a)(d)	31,917	1,115,180
BioScrip, Inc. (a)(d)	97,179	593,764
BioTelemetry, Inc. (a)	34,161	329,654
Brookdale Senior Living, Inc. (a)	242,983	9,114,292
Capital Senior Living Corp. (a)	37,012	925,300
Cardinal Health, Inc.	415,322	36,544,183
Centene Corp. (a)(d)	144,414	8,875,684
Chemed Corp.	19,372	2,256,451
Cigna Corp.	327,353	39,815,945
Civitas Solutions, Inc.	15,425	292,921
Community Health Systems, Inc. (a)	145,857	7,076,982
Corvel Corp. (a)	17,696	626,969
Cross Country Healthcare, Inc. (a)(d)	40,427	523,934
DaVita HealthCare Partners, Inc. (a)	219,925	16,406,405
Envision Healthcare Holdings, Inc. (a)	166,801	6,108,253
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
ExamWorks Group, Inc. (a)(d)	46,646	$ 1,884,498
Express Scripts Holding Co. (a)	923,194	78,277,619
Five Star Quality Care, Inc. (a)	46,768	170,236
Genesis HealthCare, Inc. Class A (a)	27,157	193,086
Hanger, Inc. (a)(d)	45,074	1,166,966
HCA Holdings, Inc. (a)	379,449	27,145,781
Health Net, Inc. (a)	94,239	5,404,607
HealthEquity, Inc. (a)	11,244	227,916
HealthSouth Corp.	110,704	4,811,196
Healthways, Inc. (a)(d)	40,578	908,136
Henry Schein, Inc. (a)	105,627	14,793,061
Hooper Holmes, Inc. (a)	6,267	3,698
Humana, Inc.	191,671	31,506,879
IPC The Hospitalist Co., Inc. (a)(d)	20,567	889,317
Kindred Healthcare, Inc. (d)	101,514	2,154,127
Laboratory Corp. of America Holdings (a)	123,524	15,197,158
Landauer, Inc.	14,935	569,621
LHC Group, Inc. (a)	14,928	504,566
LifePoint Hospitals, Inc. (a)	57,527	4,139,643
Magellan Health Services, Inc. (a)	33,160	2,124,561
McKesson Corp.	291,701	66,712,019
MEDNAX, Inc. (a)(d)	129,284	9,239,927
Molina Healthcare, Inc. (a)(d)	36,812	2,344,556
National Healthcare Corp.	12,309	775,590
National Research Corp. Class A	3,663	50,916
NeoStem, Inc. (a)(d)	15,337	57,667
Omnicare, Inc.	126,227	9,686,660
Owens & Minor, Inc.	80,650	2,875,979
Patterson Companies, Inc.	106,597	5,337,845
PDI, Inc. (a)	1,365	2,443
PharMerica Corp. (a)	42,657	1,066,425
Premier, Inc. (a)	38,595	1,414,893
Providence Service Corp. (a)	13,245	609,270
Quest Diagnostics, Inc.	178,129	12,493,968
RadNet, Inc. (a)	31,699	277,683
Select Medical Holdings Corp.	129,424	1,754,989
Sharps Compliance Corp. (a)	5,184	28,460
Surgical Care Affiliates, Inc. (a)	18,638	605,362
Team Health Holdings, Inc. (a)	90,863	5,385,450
Tenet Healthcare Corp. (a)	123,038	5,696,659
The Ensign Group, Inc.	23,611	1,040,537
Triple-S Management Corp. (a)	25,096	473,060
Trupanion, Inc. (d)	5,857	44,572
U.S. Physical Therapy, Inc.	15,784	669,084
UnitedHealth Group, Inc.	1,205,935	137,030,394
Universal American Spin Corp. (a)	61,823	572,481
Universal Health Services, Inc. Class B	113,232	12,834,847

	Shares	Value
VCA, Inc. (a)	109,673	$ 5,843,377
Wellcare Health Plans, Inc. (a)	58,391	5,302,487
		746,827,417
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	203,054	2,437,663
athenahealth, Inc. (a)(d)	47,776	6,070,896
Authentidate Holding Corp. (a)	816	588
Castlight Health, Inc. Class B (a)(d)	20,545	149,773
Cerner Corp. (a)	368,787	26,574,791
CollabRx, Inc. (a)	87	117
Computer Programs & Systems, Inc. (d)	21,937	1,153,886
HealthStream, Inc. (a)(d)	34,016	880,334
HMS Holdings Corp. (a)(d)	114,613	2,010,312
iCAD, Inc. (a)	14,864	147,748
Imprivata, Inc.	3,026	41,426
IMS Health Holdings, Inc. (d)	127,188	3,347,588
MedAssets, Inc. (a)	79,151	1,520,491
Medidata Solutions, Inc. (a)(d)	67,161	3,231,116
Merge Healthcare, Inc. (a)	65,230	260,920
Omnicell, Inc. (a)	38,848	1,361,622
Quality Systems, Inc.	52,869	918,863
Veeva Systems, Inc. Class A (a)	59,846	1,847,446
Vocera Communications, Inc. (a)	14,570	151,237
		52,106,817
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	35,982	719,640
Affymetrix, Inc. (a)(d)	78,656	920,275
Agilent Technologies, Inc.	418,625	17,670,161
Albany Molecular Research, Inc. (a)(d)	23,897	387,609
Apricus Biosciences, Inc. (a)(d)	37,784	83,125
BG Medicine, Inc. (a)(d)	3,134	2,241
Bio-Rad Laboratories, Inc. Class A (a)	30,427	3,869,706
Bio-Techne Corp.	47,875	4,669,249
Bruker Corp. (a)	149,896	2,852,521
Cambrex Corp. (a)	40,515	1,387,639
Charles River Laboratories International, Inc. (a)	57,625	4,418,109
Enzo Biochem, Inc. (a)	23,268	71,200
Fluidigm Corp. (a)(d)	33,180	1,466,556
Harvard Bioscience, Inc. (a)	18,919	103,298
Illumina, Inc. (a)	177,607	34,715,064
INC Research Holdings, Inc. Class A	12,342	369,396
Luminex Corp. (a)	47,008	739,906
Mettler-Toledo International, Inc. (a)(d)	36,042	11,323,315
Nanostring Technologies, Inc. (a)(d)	9,816	103,166
NeoGenomics, Inc. (a)	53,713	243,857
Pacific Biosciences of California, Inc. (a)(d)	73,041	460,158
PAREXEL International Corp. (a)	67,794	4,370,001
PerkinElmer, Inc.	134,059	6,300,773
PRA Health Sciences, Inc.	17,623	555,477
pSivida Corp. (a)	25,265	111,166
Quintiles Transnational Holdings, Inc. (a)	91,364	5,936,833
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Sequenom, Inc. (a)(d)	174,667	$ 611,335
Thermo Fisher Scientific, Inc.	502,137	65,277,810
VWR Corp. (d)	44,733	1,098,195
Waters Corp. (a)	105,086	12,650,253
		183,488,034
Pharmaceuticals - 5.3%
AbbVie, Inc.	2,003,359	121,203,220
AcelRx Pharmaceuticals, Inc. (a)(d)	24,453	216,654
Achaogen, Inc. (a)	5,847	65,311
Actavis PLC (a)	332,741	96,947,418
Acura Pharmaceuticals, Inc. (a)(d)	2,885	2,452
Aerie Pharmaceuticals, Inc. (a)(d)	17,057	479,643
Agile Therapeutics, Inc. (a)	2,699	29,257
Akorn, Inc. (a)(d)	99,142	5,334,831
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	29,299
Alimera Sciences, Inc. (a)(d)	22,049	115,316
Allergan, Inc.	373,654	86,964,232
Amphastar Pharmaceuticals, Inc. (a)	9,174	128,436
Ampio Pharmaceuticals, Inc. (a)(d)	59,082	333,222
ANI Pharmaceuticals, Inc. (a)(d)	10,919	735,504
Aratana Therapeutics, Inc. (a)(d)	38,612	743,667
Assembly Biosciences, Inc. (a)	1,399	18,900
AstraZeneca PLC rights (a)	7,692	0
Bio Path Holdings, Inc. (a)(d)	166,645	308,293
Biodel, Inc. (a)(d)	8,109	11,028
Biodelivery Sciences International, Inc. (a)	45,070	675,825
Bristol-Myers Squibb Co.	2,085,167	127,028,374
Catalent, Inc. (a)(d)	126,939	3,550,484
Cempra, Inc. (a)(d)	49,335	1,633,975
Columbia Laboratories, Inc. (a)	5,322	36,935
Corcept Therapeutics, Inc. (a)(d)	82,171	271,986
Cumberland Pharmaceuticals, Inc. (a)	7,158	43,449
CymaBay Therapeutics, Inc. (a)	11,918	100,707
DepoMed, Inc. (a)(d)	71,075	1,560,096
Dermira, Inc.	15,255	255,216
Durect Corp. (a)	121,504	127,579
Egalet Corp. (d)	5,268	79,073
Eli Lilly & Co.	1,228,895	86,231,562
Endo Health Solutions, Inc. (a)	219,577	18,795,791
Endocyte, Inc. (a)(d)	47,373	274,763
Heska Corp. (a)	1,670	35,905
Horizon Pharma PLC (a)(d)	82,677	1,697,359
Hospira, Inc. (a)	214,554	18,782,057
IGI Laboratories, Inc. (a)(d)	31,510	362,995
Impax Laboratories, Inc. (a)	80,129	3,228,397
Intersect ENT, Inc.	7,011	185,161
Intra-Cellular Therapies, Inc. (a)(d)	23,113	574,358
Jazz Pharmaceuticals PLC (a)(d)	76,159	12,953,884
Johnson & Johnson	3,519,543	360,788,353
Lannett Co., Inc. (a)(d)	33,171	2,069,870

	Shares	Value
Lipocine, Inc. (a)	7,802	$ 56,486
Mallinckrodt PLC (a)	145,074	16,933,037
Marinus Pharmaceuticals, Inc.	2,586	29,636
Merck & Co., Inc.	3,586,734	209,967,408
Mylan N.V. (a)	469,947	26,939,712
Nektar Therapeutics (a)(d)	178,486	2,332,812
Ocera Therapeutics, Inc. (a)(d)	10,720	60,514
Omeros Corp. (a)(d)	47,654	994,539
Pacira Pharmaceuticals, Inc. (a)(d)	44,811	5,142,958
Pain Therapeutics, Inc. (a)	34,536	65,618
Pernix Therapeutics Holdings, Inc. (a)(d)	26,326	282,478
Perrigo Co. PLC	176,169	27,212,825
Pfizer, Inc.	7,910,106	271,474,838
Phibro Animal Health Corp. Class A	37,189	1,348,845
Pozen, Inc. (a)(d)	23,223	170,225
Prestige Brands Holdings, Inc. (a)(d)	64,211	2,474,692
Relypsa, Inc. (a)(d)	13,726	532,569
Repros Therapeutics, Inc. (a)(d)	24,715	227,625
Revance Therapeutics, Inc. (d)	15,387	246,961
Sagent Pharmaceuticals, Inc. (a)(d)	25,120	682,762
Salix Pharmaceuticals Ltd. (a)(d)	79,483	12,494,728
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	355,531
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	611,755
Supernus Pharmaceuticals, Inc. (a)(d)	26,858	241,453
Tetraphase Pharmaceuticals, Inc. (a)(d)	30,643	1,209,173
The Medicines Company (a)(d)	85,688	2,464,815
TherapeuticsMD, Inc. (a)(d)	153,406	777,768
Theravance Biopharma, Inc. (a)(d)	25,221	548,052
Theravance, Inc. (d)	113,621	2,051,995
VIVUS, Inc. (a)(d)	111,051	289,843
XenoPort, Inc. (a)	89,350	612,048
Zoetis, Inc. Class A	626,251	28,863,909
Zogenix, Inc. (a)(d)	115,304	193,711
ZS Pharma, Inc.	7,310	361,626
		1,573,263,784
TOTAL HEALTH CARE		4,195,627,087
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.5%
AAR Corp.	45,448	1,336,171
AeroVironment, Inc. (a)(d)	21,575	591,371
American Science & Engineering, Inc.	13,204	690,437
API Technologies Corp. (a)	22,349	43,581
Astronics Corp. (a)	22,140	1,540,058
Astrotech Corp. (a)(d)	8,707	26,208
BE Aerospace, Inc.	133,599	8,488,880
Breeze Industrial Products Corp. (a)	1,281	12,951
CPI Aerostructures, Inc. (a)(d)	3,805	46,041
Cubic Corp.	29,193	1,525,918
Curtiss-Wright Corp.	58,485	4,244,841
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. (a)(d)	87,334	$ 2,903,856
Ducommun, Inc. (a)	15,643	389,198
Engility Holdings, Inc.	28,046	1,012,461
Erickson Air-Crane, Inc. (a)(d)	6,239	38,370
Esterline Technologies Corp. (a)(d)	40,020	4,716,357
Exelis, Inc.	239,811	5,803,426
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,726,327
General Dynamics Corp.	395,435	54,878,469
HEICO Corp.	30,423	1,802,867
HEICO Corp. Class A	50,828	2,319,790
Hexcel Corp.	126,406	6,014,397
Honeywell International, Inc.	984,095	101,145,284
Huntington Ingalls Industries, Inc.	60,530	8,554,705
Innovative Solutions & Support, Inc. (a)(d)	21,878	91,669
KEYW Holding Corp. (a)(d)	42,284	369,139
KLX, Inc. (a)	64,180	2,563,349
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	259,246
L-3 Communications Holdings, Inc.	106,060	13,727,346
LMI Aerospace, Inc. (a)	6,877	97,928
Lockheed Martin Corp.	338,536	67,724,127
Micronet Enertec Technologies, Inc. (a)	3,018	9,688
Moog, Inc. Class A (a)(d)	52,323	3,948,294
National Presto Industries, Inc. (d)	4,216	255,658
Northrop Grumman Corp.	252,370	41,820,233
Orbital ATK, Inc.	75,171	4,982,334
Precision Castparts Corp.	178,986	38,714,672
Raytheon Co.	388,598	42,267,804
Rockwell Collins, Inc.	165,444	14,737,752
SIFCO Industries, Inc.	891	18,488
Sparton Corp. (a)	13,384	307,163
Spirit AeroSystems Holdings, Inc. Class A (a)	160,053	7,876,208
Taser International, Inc. (a)(d)	64,377	1,511,572
Teledyne Technologies, Inc. (a)(d)	51,475	5,190,224
Textron, Inc.	346,464	15,351,820
The Boeing Co.	833,398	125,718,088
TransDigm Group, Inc.	61,678	13,375,491
Triumph Group, Inc.	65,091	3,891,791
United Technologies Corp.	1,065,052	129,840,489
Vectrus, Inc. (a)	13,322	423,773
		744,926,310
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	974,507
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,646,749
C.H. Robinson Worldwide, Inc.	182,744	13,577,879
Echo Global Logistics, Inc. (a)(d)	19,946	579,232
Expeditors International of Washington, Inc.	239,098	11,548,433
FedEx Corp.	329,503	58,315,441
Forward Air Corp.	38,499	2,059,697

	Shares	Value
Hub Group, Inc. Class A (a)	45,548	$ 1,838,773
Park-Ohio Holdings Corp.	11,143	643,508
Radiant Logistics, Inc. (a)	14,104	65,019
United Parcel Service, Inc. Class B	876,390	89,155,155
UTi Worldwide, Inc. (a)(d)	124,047	1,622,535
XPO Logistics, Inc. (a)(d)	84,561	3,733,368
		185,760,296
Airlines - 0.6%
Alaska Air Group, Inc.	162,890	10,367,949
Allegiant Travel Co.	24,598	4,516,685
American Airlines Group, Inc.	898,457	43,036,090
CHC Group Ltd. (a)	40,486	99,596
Delta Air Lines, Inc.	1,044,281	46,491,390
Hawaiian Holdings, Inc. (a)(d)	71,807	1,329,148
JetBlue Airways Corp. (a)(d)	328,516	5,647,190
Republic Airways Holdings, Inc. (a)	81,894	1,053,976
SkyWest, Inc.	63,299	925,431
Southwest Airlines Co.	845,080	36,541,259
Spirit Airlines, Inc. (a)	89,436	6,956,332
United Continental Holdings, Inc. (a)	460,638	30,024,385
Virgin America, Inc.	17,141	600,621
		187,590,052
Building Products - 0.3%
A.O. Smith Corp.	98,582	6,213,623
AAON, Inc.	75,766	1,705,493
Advanced Drain Systems, Inc. Del	34,330	932,060
Allegion PLC	123,543	7,132,137
American Woodmark Corp. (a)	13,666	719,652
Apogee Enterprises, Inc.	33,247	1,524,375
Armstrong World Industries, Inc. (a)	59,409	3,316,804
Builders FirstSource, Inc. (a)(d)	87,836	529,651
Continental Building Products, Inc. (a)	37,867	789,906
Fortune Brands Home & Security, Inc.	202,661	9,387,258
Gibraltar Industries, Inc. (a)	56,316	825,593
Griffon Corp.	46,368	756,726
Insteel Industries, Inc.	19,643	426,450
Lennox International, Inc.	51,841	5,404,943
Masco Corp.	444,486	11,641,088
Masonite International Corp. (a)	22,154	1,358,926
NCI Building Systems, Inc. (a)	36,312	611,494
Norcraft Companies, Inc. (a)	5,348	110,222
Nortek, Inc. (a)	17,394	1,350,644
Owens Corning	140,028	5,553,510
Patrick Industries, Inc. (a)	10,446	577,142
PGT, Inc. (a)	53,410	543,180
Ply Gem Holdings, Inc. (a)(d)	23,624	324,358
Quanex Building Products Corp. (d)	44,676	875,203
Simpson Manufacturing Co. Ltd.	50,637	1,833,059
Trex Co., Inc. (a)(d)	46,832	2,357,991
Universal Forest Products, Inc. (d)	26,737	1,445,135
USG Corp. (a)(d)	114,286	3,221,722
		71,468,345
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	64,884	$ 2,017,244
ACCO Brands Corp. (a)	148,977	1,133,715
ADT Corp. (d)	218,622	8,574,355
ARC Document Solutions, Inc. (a)	46,203	390,877
Brady Corp. Class A (d)	63,375	1,708,590
Casella Waste Systems, Inc. Class A (a)	64,851	285,344
CECO Environmental Corp. (d)	21,126	300,623
Cenveo, Inc. (a)(d)	104,135	217,642
Cintas Corp.	120,378	10,049,155
Civeo Corp.	126,922	500,073
Clean Harbors, Inc. (a)(d)	65,972	3,673,981
Copart, Inc. (a)	150,686	5,638,670
Courier Corp.	17,378	423,328
Covanta Holding Corp.	154,806	3,354,646
Deluxe Corp.	66,088	4,398,156
Ennis, Inc.	21,290	296,996
Fuel Tech, Inc. (a)(d)	51,934	168,266
G&K Services, Inc. Class A	25,825	1,859,142
Healthcare Services Group, Inc.	92,468	3,104,151
Heritage-Crystal Clean, Inc. (a)	18,564	228,337
Herman Miller, Inc.	75,463	2,337,089
HNI Corp.	56,998	2,906,898
Hudson Technologies, Inc. (a)(d)	16,311	63,613
Industrial Services of America, Inc. (a)(d)	1,620	8,602
InnerWorkings, Inc. (a)(d)	37,723	239,541
Interface, Inc.	82,781	1,671,348
Intersections, Inc. (d)	12,865	48,244
KAR Auction Services, Inc.	172,614	6,295,233
Kimball International, Inc. Class B	40,502	386,794
Knoll, Inc.	53,871	1,143,681
Matthews International Corp. Class A	35,361	1,710,412
McGrath RentCorp. (d)	31,203	998,184
Metalico, Inc. (a)(d)	55,605	35,587
Mobile Mini, Inc.	62,262	2,583,250
Msa Safety, Inc.	37,550	1,899,279
Multi-Color Corp.	14,079	961,314
NL Industries, Inc. (a)	6,707	52,717
Performant Financial Corp. (a)(d)	31,038	162,950
Perma-Fix Environmental Services, Inc. (a)	6,937	29,274
Pitney Bowes, Inc.	257,264	5,960,807
Quad/Graphics, Inc.	35,149	823,541
Quest Resource Holding Corp. (a)	23,818	29,773
R.R. Donnelley & Sons Co. (d)	240,074	4,578,211
Republic Services, Inc.	321,117	13,140,108
Rollins, Inc.	96,164	3,225,341
SP Plus Corp. (a)(d)	19,374	438,046
Standard Register Co. (a)(d)	3,970	4,010
Steelcase, Inc. Class A	122,865	2,300,033
Stericycle, Inc. (a)	109,008	14,712,810
Swisher Hygiene, Inc. (a)	17,741	34,063

	Shares	Value
Team, Inc. (a)(d)	21,074	$ 809,242
Tetra Tech, Inc.	81,994	2,085,107
The Brink's Co. (d)	62,643	1,762,774
TRC Companies, Inc. (a)	13,255	110,679
Tyco International Ltd.	530,926	22,415,696
U.S. Ecology, Inc. (d)	25,366	1,238,368
UniFirst Corp.	21,730	2,582,176
United Stationers, Inc.	50,673	2,046,682
Viad Corp.	28,239	750,028
Virco Manufacturing Co. (a)	2,682	6,437
Waste Connections, Inc.	160,165	7,522,950
Waste Management, Inc.	539,882	29,412,771
West Corp.	35,591	1,215,433
		189,062,387
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)(d)	186,760	5,614,006
Aegion Corp. (a)(d)	40,317	729,335
Ameresco, Inc. Class A (a)	38,199	239,126
Argan, Inc.	11,917	386,468
Chicago Bridge & Iron Co. NV (d)	128,851	5,947,762
Comfort Systems U.S.A., Inc.	43,738	817,901
Dycom Industries, Inc. (a)	45,168	2,003,201
EMCOR Group, Inc.	78,469	3,454,990
Fluor Corp.	201,037	11,660,146
Furmanite Corp. (a)	40,654	282,545
Goldfield Corp.	41,171	104,163
Granite Construction, Inc. (d)	51,021	1,689,816
Great Lakes Dredge & Dock Corp. (a)(d)	65,527	399,715
Integrated Electrical Services, Inc. (a)	16,326	130,608
Jacobs Engineering Group, Inc. (a)	160,940	7,136,080
KBR, Inc.	198,749	3,237,621
Layne Christensen Co. (a)(d)	24,456	158,964
MasTec, Inc. (a)(d)	84,984	1,875,597
MYR Group, Inc. (a)(d)	25,270	698,463
Northwest Pipe Co. (a)	12,188	295,193
Orion Marine Group, Inc. (a)	26,930	274,686
Primoris Services Corp.	43,777	903,995
Quanta Services, Inc. (a)	268,961	7,740,698
Sterling Construction Co., Inc. (a)	31,847	87,898
Tutor Perini Corp. (a)	46,969	1,092,969
		56,961,946
Electrical Equipment - 0.7%
Active Power, Inc. (a)	10,523	20,520
Acuity Brands, Inc.	54,401	8,621,470
Allied Motion Technologies, Inc.	4,209	117,263
American Superconductor Corp. (a)(d)	126,771	105,423
AMETEK, Inc.	342,750	18,213,735
AZZ, Inc. (d)	29,081	1,320,859
Babcock & Wilcox Co.	134,257	4,167,337
Blue Earth, Inc. (a)(d)	48,167	55,874
Broadwind Energy, Inc. (a)	15,938	78,893
Capstone Turbine Corp. (a)(d)	814,128	576,077
Eaton Corp. PLC	592,431	42,068,525
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	869,954	$ 50,387,736
Encore Wire Corp. (d)	23,059	859,870
EnerSys	58,195	3,800,134
Enphase Energy, Inc. (a)(d)	24,126	332,456
Espey Manufacturing & Electronics Corp.	2,015	57,327
Franklin Electric Co., Inc. (d)	55,804	2,035,730
FuelCell Energy, Inc. (a)(d)	246,058	322,336
Generac Holdings, Inc. (a)(d)	81,773	4,030,591
General Cable Corp. (d)	55,434	833,727
Global Power Equipment Group, Inc.	16,601	220,793
GrafTech International Ltd. (a)	175,729	685,343
Hubbell, Inc. Class B	66,583	7,577,145
LSI Industries, Inc.	24,011	188,967
MagneTek, Inc. (a)	2,664	118,708
Ocean Power Technologies, Inc. (a)(d)	11,040	5,630
Orion Energy Systems, Inc. (a)	20,733	74,224
Plug Power, Inc. (a)(d)	172,151	530,225
Polypore International, Inc. (a)	57,464	3,407,041
Powell Industries, Inc.	13,455	453,972
Power Solutions International, Inc. (a)(d)	4,960	280,389
PowerSecure International, Inc. (a)(d)	20,869	231,437
Preformed Line Products Co.	1,961	90,108
Real Goods Solar, Inc. Class A (a)(d)	40,896	16,592
Regal-Beloit Corp.	57,797	4,504,698
Revolution Lighting Technologies, Inc. (a)(d)	38,693	42,562
Rockwell Automation, Inc.	169,234	19,807,147
Sensata Technologies Holding BV (a)(d)	206,342	11,088,819
SL Industries, Inc. (a)	4,048	156,860
SolarCity Corp. (a)(d)	62,032	3,185,964
Thermon Group Holdings, Inc. (a)(d)	39,586	970,649
Ultralife Corp. (a)	13,410	47,606
Vicor Corp. (a)	18,023	237,543
		191,928,305
Industrial Conglomerates - 1.9%
3M Co.	806,549	136,024,489
Carlisle Companies, Inc.	82,301	7,659,754
Danaher Corp.	770,942	67,287,818
General Electric Co.	12,632,381	328,315,582
Raven Industries, Inc. (d)	54,733	1,140,636
Roper Industries, Inc.	123,940	20,768,626
		561,196,905
Machinery - 1.9%
Accuride Corp. (a)	79,004	425,832
Actuant Corp. Class A	71,032	1,807,054
Adept Technology, Inc. (a)(d)	17,085	112,590
AGCO Corp. (d)	111,076	5,524,920
Alamo Group, Inc.	17,898	897,585
Albany International Corp. Class A	47,080	1,775,387
Allison Transmission Holdings, Inc.	204,986	6,522,655

	Shares	Value
Altra Industrial Motion Corp.	25,498	$ 696,095
American Railcar Industries, Inc. (d)	11,797	662,520
ARC Group Worldwide, Inc. (a)(d)	1,450	9,048
Astec Industries, Inc.	19,808	847,188
Barnes Group, Inc.	71,310	2,853,826
Blount International, Inc.	66,620	1,105,226
Briggs & Stratton Corp.	42,488	885,450
Caterpillar, Inc.	759,424	62,956,250
Chart Industries, Inc. (a)(d)	36,495	1,275,135
CIRCOR International, Inc.	19,714	1,058,050
CLARCOR, Inc. (d)	59,963	3,946,165
Colfax Corp. (a)(d)	119,530	6,296,840
Columbus McKinnon Corp. (NY Shares)	26,972	716,376
Commercial Vehicle Group, Inc. (a)	77,079	441,663
Crane Co.	60,335	4,032,188
Cummins, Inc.	213,540	30,371,794
Deere & Co.	449,315	40,707,939
Donaldson Co., Inc.	164,610	6,097,154
Douglas Dynamics, Inc. (d)	29,195	657,763
Dover Corp.	207,149	14,925,085
Dynamic Materials Corp.	17,783	287,195
Eastern Co.	2,354	46,303
Energy Recovery, Inc. (a)(d)	81,715	277,014
EnPro Industries, Inc.	27,265	1,793,219
ESCO Technologies, Inc.	32,538	1,254,015
ExOne Co. (a)(d)	13,829	209,233
Federal Signal Corp.	80,990	1,335,525
Flowserve Corp.	168,396	10,462,443
FreightCar America, Inc.	19,411	607,564
Gencor Industries, Inc. (a)	1,849	18,287
Global Brass & Copper Holdings, Inc.	28,348	398,006
Gorman-Rupp Co.	23,244	668,033
Graco, Inc.	80,230	6,079,829
Graham Corp.	12,124	274,366
Greenbrier Companies, Inc. (d)	28,092	1,650,967
Hardinge, Inc.	14,874	169,861
Harsco Corp.	94,707	1,561,718
Hillenbrand, Inc. (d)	82,630	2,619,371
Hurco Companies, Inc.	6,325	215,872
Hyster-Yale Materials Handling Class A	12,438	821,779
IDEX Corp. (d)	101,826	7,867,077
Illinois Tool Works, Inc.	446,795	44,170,154
Ingersoll-Rand PLC	351,368	23,608,416
ITT Corp.	114,023	4,682,925
John Bean Technologies Corp.	32,464	1,121,956
Joy Global, Inc.	127,606	5,655,498
Kadant, Inc.	18,429	815,299
Kennametal, Inc.	99,076	3,467,660
L.B. Foster Co. Class A	10,636	521,377
Lincoln Electric Holdings, Inc.	100,440	6,934,378
Lindsay Corp. (d)	16,477	1,443,056
Lydall, Inc. (a)(d)	21,741	692,668
Manitex International, Inc. (a)(d)	11,053	129,873
Manitowoc Co., Inc.	166,345	3,681,215
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Meritor, Inc. (a)	118,384	$ 1,691,707
Middleby Corp. (a)	72,249	7,702,466
Miller Industries, Inc.	16,197	358,926
Mueller Industries, Inc.	70,657	2,459,570
Mueller Water Products, Inc. Class A	199,590	1,828,244
Navistar International Corp. (a)(d)	84,316	2,454,439
NN, Inc.	24,922	690,589
Nordson Corp.	76,435	5,880,145
Omega Flex, Inc.	2,487	70,880
Oshkosh Corp.	95,506	4,659,738
PACCAR, Inc.	442,909	28,368,321
Pall Corp.	134,947	13,604,007
Parker Hannifin Corp.	186,982	22,940,822
Pentair PLC	234,705	15,600,841
PMFG, Inc. (a)(d)	15,367	70,688
Proto Labs, Inc. (a)(d)	35,282	2,507,845
RBC Bearings, Inc.	28,731	1,782,759
Rexnord Corp. (a)(d)	129,441	3,568,688
Snap-On, Inc.	73,973	10,891,045
SPX Corp.	46,613	4,154,617
Standex International Corp.	16,157	1,171,383
Stanley Black & Decker, Inc.	194,488	19,125,950
Sun Hydraulics Corp.	31,178	1,206,589
Supreme Industries, Inc. Class A	9,991	86,822
Tecumseh Products Co. (a)	29,489	91,121
Tennant Co.	20,971	1,370,874
Terex Corp.	126,519	3,467,886
The L.S. Starrett Co. Class A	4,836	104,699
Timken Co.	84,686	3,597,461
Titan International, Inc. (d)	65,675	655,437
Toro Co.	67,215	4,547,095
TriMas Corp. (a)	57,028	1,708,559
Trinity Industries, Inc.	192,149	6,460,049
Twin Disc, Inc.	8,286	152,380
Valmont Industries, Inc. (d)	30,830	3,842,960
Wabash National Corp. (a)(d)	85,329	1,250,070
WABCO Holdings, Inc. (a)	75,595	8,831,764
Wabtec Corp.	127,331	12,082,439
Watts Water Technologies, Inc. Class A	38,674	2,126,297
Woodward, Inc.	78,842	3,827,779
Xerium Technologies, Inc. (a)	8,661	138,230
Xylem, Inc.	220,124	7,858,427
		548,140,538
Marine - 0.0%
Baltic Trading Ltd. (d)	40,135	71,842
International Shipholding Corp.	10,420	145,880
Kirby Corp. (a)	68,938	5,313,741
Matson, Inc.	52,656	2,078,332
		7,609,795

	Shares	Value
Professional Services - 0.4%
Acacia Research Corp. (d)	61,592	$ 772,364
Advisory Board Co. (a)(d)	53,068	2,872,040
Barrett Business Services, Inc.	6,681	248,867
CBIZ, Inc. (a)	43,520	384,717
CDI Corp.	9,649	177,542
Corporate Executive Board Co.	43,212	3,379,611
CRA International, Inc. (a)	15,589	469,073
CTPartners Executive Search, Inc. (a)	7,712	53,367
Dun & Bradstreet Corp.	47,871	6,341,950
Equifax, Inc.	154,087	14,387,103
Exponent, Inc.	15,525	1,343,378
Franklin Covey Co. (a)	10,330	184,907
FTI Consulting, Inc. (a)(d)	87,714	3,234,015
GP Strategies Corp. (a)	22,618	807,236
Heidrick & Struggles International, Inc.	22,259	532,880
Hill International, Inc. (a)	25,359	91,292
Hudson Global, Inc. (a)	13,947	38,215
Huron Consulting Group, Inc. (a)	28,844	1,922,453
ICF International, Inc. (a)(d)	23,222	973,002
IHS, Inc. Class A (a)	86,242	10,136,022
Insperity, Inc.	30,164	1,562,495
Kelly Services, Inc. Class A (non-vtg.)	32,450	561,710
Kforce, Inc.	36,597	863,689
Korn/Ferry International (a)	56,905	1,741,293
Manpower, Inc.	98,923	7,959,345
Marathon Patent Group, Inc. (a)(d)	8,838	64,871
Mastech Holdings, Inc. (a)	373	3,544
MISTRAS Group, Inc. (a)	18,599	350,591
Navigant Consulting, Inc. (a)	55,503	776,487
Nielsen Holdings B.V. (d)	406,163	18,362,629
Odyssey Marine Exploration, Inc. (a)(d)	64,149	44,776
On Assignment, Inc. (a)	61,775	2,360,423
Paylocity Holding Corp. (d)	19,150	572,394
Pendrell Corp. (a)	150,288	171,328
RCM Technologies, Inc. (a)	9,908	60,241
Resources Connection, Inc.	43,312	767,489
Robert Half International, Inc.	170,458	10,561,578
RPX Corp. (a)(d)	59,374	865,673
Spherix, Inc. (a)	11	10
Towers Watson & Co.	94,041	12,366,392
TriNet Group, Inc. (d)	37,156	1,350,249
TrueBlue, Inc. (a)	53,079	1,221,348
Verisk Analytics, Inc. (a)	184,211	13,228,192
VSE Corp.	5,397	427,496
WageWorks, Inc. (a)(d)	43,055	2,473,510
Willdan Group, Inc. (a)	3,738	52,893
		127,120,680
Road & Rail - 1.1%
AMERCO	8,790	2,872,748
ArcBest Corp.	32,932	1,379,192
Avis Budget Group, Inc. (a)	131,626	7,979,168
Celadon Group, Inc. (d)	62,978	1,653,173
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Con-way, Inc.	72,845	$ 3,217,564
Covenant Transport Group, Inc. Class A (a)	11,962	380,990
CSX Corp.	1,249,506	42,870,551
Genesee & Wyoming, Inc. Class A (a)(d)	61,185	6,308,174
Heartland Express, Inc. (d)	72,751	1,831,143
Hertz Global Holdings, Inc. (a)	562,997	12,988,341
J.B. Hunt Transport Services, Inc.	118,822	10,159,281
Kansas City Southern	138,387	16,030,750
Knight Transportation, Inc.	76,431	2,526,809
Landstar System, Inc.	57,034	4,004,927
Marten Transport Ltd.	31,198	723,482
Norfolk Southern Corp.	386,693	42,211,408
Old Dominion Freight Lines, Inc. (a)	86,916	6,789,878
P.A.M. Transportation Services, Inc. (a)	3,193	167,537
Patriot Transportation Holding, Inc. (a)	1,280	28,838
Providence & Worcester Railroad Co.	4,631	85,674
Quality Distribution, Inc. (a)	25,189	276,827
Roadrunner Transportation Systems, Inc. (a)	35,356	907,589
Ryder System, Inc.	61,687	5,797,961
Saia, Inc. (a)	32,954	1,516,873
Swift Transporation Co. (a)(d)	119,320	3,374,370
U.S.A. Truck, Inc. (a)	7,889	240,220
Union Pacific Corp.	1,115,814	134,187,792
Universal Truckload Services, Inc.	12,296	314,163
Werner Enterprises, Inc. (d)	51,778	1,660,520
YRC Worldwide, Inc. (a)(d)	30,006	591,418
		313,077,361
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	695,953
AeroCentury Corp. (a)	688	6,928
Air Lease Corp. Class A	121,471	4,645,051
Aircastle Ltd.	83,321	1,922,215
Applied Industrial Technologies, Inc.	52,950	2,319,740
Beacon Roofing Supply, Inc. (a)	65,628	1,970,153
BlueLinx Corp. (a)	23,385	25,256
CAI International, Inc. (a)(d)	19,009	461,539
DXP Enterprises, Inc. (a)(d)	17,105	783,409
Essex Rental Corp. (a)	16,688	12,549
Fastenal Co. (d)	345,919	14,372,934
GATX Corp.	53,842	3,351,665
H&E Equipment Services, Inc.	38,949	953,472
HD Supply Holdings, Inc. (a)	187,980	5,546,350
Houston Wire & Cable Co.	15,647	166,015
Kaman Corp.	34,165	1,417,848
Lawson Products, Inc. (a)	6,300	171,990
MRC Global, Inc. (a)	133,318	1,715,803
MSC Industrial Direct Co., Inc. Class A (d)	61,147	4,463,120
Now, Inc. (d)	137,633	2,924,701

	Shares	Value
Rush Enterprises, Inc. Class A (a)(d)	39,030	$ 1,090,108
Stock Building Supply Holdings, Inc. (a)	16,419	254,987
TAL International Group, Inc.	41,028	1,712,098
Textainer Group Holdings Ltd.	32,120	1,036,191
Titan Machinery, Inc. (a)(d)	17,235	248,529
United Rentals, Inc. (a)	124,011	11,540,464
Veritiv Corp. (a)(d)	9,543	483,353
W.W. Grainger, Inc. (d)	75,431	17,870,358
Watsco, Inc.	33,332	3,907,844
WESCO International, Inc. (a)(d)	60,754	4,218,150
Willis Lease Finance Corp. (a)	2,668	56,935
		90,345,708
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	64,196	963,582
TOTAL INDUSTRIALS		3,276,152,210
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.6%
ADTRAN, Inc. (d)	58,980	1,269,839
Alliance Fiber Optic Products, Inc.	19,146	313,994
Applied Optoelectronics, Inc. (a)(d)	10,558	131,764
Arista Networks, Inc. (d)	5,820	402,802
Arris Group, Inc. (a)	170,539	5,010,436
Aruba Networks, Inc. (a)	133,375	3,309,034
Aviat Networks, Inc. (a)	66,605	84,588
Bel Fuse, Inc. Class B (non-vtg.)	10,780	205,790
Black Box Corp.	16,753	368,398
Blonder Tongue Laboratories, Inc. (a)	3,352	5,866
Brocade Communications Systems, Inc.	530,893	6,577,764
CalAmp Corp. (a)(d)	50,212	961,560
Calix Networks, Inc. (a)	43,449	379,744
Ciena Corp. (a)(d)	124,141	2,597,030
Cisco Systems, Inc.	6,427,835	189,685,411
Clearfield, Inc. (a)(d)	10,596	147,496
CommScope Holding Co., Inc. (a)	106,472	3,353,868
Communications Systems, Inc.	4,311	47,938
Comtech Telecommunications Corp.	22,438	801,934
Digi International, Inc. (a)	21,456	227,004
EchoStar Holding Corp. Class A (a)	54,964	2,987,293
EMCORE Corp. (a)	29,659	160,455
Emulex Corp. (a)(d)	91,750	729,413
Energous Corp.	5,973	60,268
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	356,981
F5 Networks, Inc. (a)	93,119	10,998,751
Finisar Corp. (a)(d)	124,017	2,605,597
Harmonic, Inc. (a)	107,478	839,403
Harris Corp.	129,671	10,072,843
Infinera Corp. (a)(d)	158,839	2,708,205
InterDigital, Inc. (d)	54,293	2,870,471
Interphase Corp. (a)	10,718	22,829
Ixia (a)(d)	83,745	953,018
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	300,483	$ 4,137,651
Juniper Networks, Inc.	508,364	12,154,983
KVH Industries, Inc. (a)(d)	23,641	303,314
Lantronix, Inc. (a)	71	126
Meru Networks, Inc. (a)(d)	20,865	55,292
Motorola Solutions, Inc.	268,206	18,221,916
MRV Communications, Inc. (a)	6,176	61,389
NETGEAR, Inc. (a)(d)	51,710	1,667,130
Novatel Wireless, Inc. (a)	35,452	186,478
NumereX Corp. Class A (a)(d)	13,747	155,479
Oclaro, Inc. (a)(d)	126,427	221,247
Optical Cable Corp.	564	2,797
Palo Alto Networks, Inc. (a)(d)	83,377	11,857,877
Parkervision, Inc. (a)(d)	100,275	95,271
PC-Tel, Inc.	4,795	38,840
Plantronics, Inc.	53,885	2,717,959
Polycom, Inc. (a)	189,613	2,620,452
Procera Networks, Inc. (a)(d)	21,122	196,012
QUALCOMM, Inc.	2,090,239	151,563,230
Relm Wireless Corp. (a)	9,436	58,598
Resonant, Inc. (d)	2,385	24,804
Riverbed Technology, Inc. (a)	188,588	3,949,033
Ruckus Wireless, Inc. (a)(d)	70,783	896,113
ShoreTel, Inc. (a)	78,396	584,050
Sonus Networks, Inc. (a)	57,460	980,268
Tessco Technologies, Inc.	4,838	108,129
Ubiquiti Networks, Inc. (d)	30,598	968,121
ViaSat, Inc. (a)(d)	54,745	3,577,038
Westell Technologies, Inc. Class A (a)	75,979	108,650
xG Technology, Inc. (a)	1,492	671
Zhone Technologies, Inc. (a)	5,862	8,236
		468,768,941
Electronic Equipment & Components - 0.8%
Acorn Energy, Inc. (a)	16,876	10,632
Advanced Photonix, Inc. Class A (a)	4,544	1,863
Agilysys, Inc. (a)	38,149	377,294
Amphenol Corp. Class A	391,253	22,090,144
Anixter International, Inc. (a)	33,416	2,636,188
Applied DNA Sciences, Inc. (a)	4,716	18,345
Arrow Electronics, Inc. (a)	131,368	8,139,561
Avnet, Inc.	178,140	8,160,593
AVX Corp.	82,398	1,174,172
Badger Meter, Inc.	40,716	2,377,814
Belden, Inc.	54,994	4,882,367
Benchmark Electronics, Inc. (a)	62,536	1,467,095
CDW Corp.	157,025	5,908,851
Checkpoint Systems, Inc. (a)	48,926	660,501
ClearSign Combustion Corp. (a)(d)	7,019	47,097
Cognex Corp. (a)	109,040	4,872,998
Coherent, Inc. (a)	29,619	1,902,725
Control4 Corp. (a)(d)	17,994	233,562

	Shares	Value
Corning, Inc.	1,606,594	$ 39,200,894
CTS Corp.	43,658	762,269
CUI Global, Inc. (a)(d)	26,608	151,666
Daktronics, Inc.	41,782	427,430
Dolby Laboratories, Inc. Class A	54,035	2,186,796
DTS, Inc. (a)	19,732	581,502
Echelon Corp. (a)	32,190	36,375
Electro Rent Corp.	15,120	195,350
Electro Scientific Industries, Inc.	27,319	188,774
eMagin Corp. (a)	5,084	16,777
Fabrinet (a)(d)	31,120	558,604
FARO Technologies, Inc. (a)(d)	18,648	1,118,321
FEI Co.	55,230	4,362,618
FLIR Systems, Inc.	171,079	5,522,430
Frequency Electronics, Inc. (a)	2,550	31,212
Giga-Tronics, Inc. (a)	2,579	4,513
GSI Group, Inc. (a)	31,561	415,027
I. D. Systems Inc. (a)	6,071	39,158
Identiv, Inc. (a)	10,618	102,676
IEC Electronics Corp. (a)	86	370
II-VI, Inc. (a)	69,895	1,222,464
Ingram Micro, Inc. Class A (a)	191,225	4,725,170
Insight Enterprises, Inc. (a)	48,551	1,276,891
Intellicheck Mobilisa, Inc. (a)	545	861
InvenSense, Inc. (a)(d)	115,158	1,919,684
IPG Photonics Corp. (a)(d)	46,113	4,422,237
Iteris, Inc. (a)	1,032	1,816
Itron, Inc. (a)(d)	49,438	1,803,498
Jabil Circuit, Inc.	254,095	5,582,467
KEMET Corp. (a)	34,374	157,089
KEY Tronic Corp. (a)	6,483	66,710
Keysight Technologies, Inc. (a)	213,043	7,997,634
Kimball Electronics, Inc. (a)	30,376	380,308
Knowles Corp. (a)(d)	103,386	1,979,842
LightPath Technologies, Inc. Class A (a)	376	361
Littelfuse, Inc.	32,405	3,250,870
LoJack Corp. (a)	24,621	70,170
LRAD Corp. (a)	56,581	149,940
Maxwell Technologies, Inc. (a)(d)	38,769	292,318
Mercury Systems, Inc. (a)	42,608	725,188
Mesa Laboratories, Inc.	2,184	161,332
Methode Electronics, Inc. Class A	44,736	1,739,783
MicroVision, Inc. (a)(d)	33,140	72,577
MOCON, Inc.	2,209	35,344
MTS Systems Corp.	19,840	1,437,408
Multi-Fineline Electronix, Inc. (a)	10,240	190,771
National Instruments Corp.	130,067	4,050,286
Neonode, Inc. (a)(d)	33,197	101,915
NetList, Inc. (a)(d)	104,599	141,209
Newport Corp. (a)	41,609	830,516
OSI Systems, Inc. (a)	22,707	1,645,576
Park Electrochemical Corp.	21,282	462,032
PC Connection, Inc.	19,326	495,132
PC Mall, Inc. (a)	4,077	39,180
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Perceptron, Inc.	13,154	$ 151,271
Planar Systems, Inc. (a)(d)	32,639	200,730
Plexus Corp. (a)	43,846	1,764,802
RadiSys Corp. (a)	9,220	21,667
RealD, Inc. (a)	53,542	699,259
Research Frontiers, Inc. (a)(d)	16,855	91,354
RF Industries Ltd.	5,778	24,672
Richardson Electronics Ltd.	23,707	216,682
Rofin-Sinar Technologies, Inc. (a)(d)	38,429	921,143
Rogers Corp. (a)	22,608	1,769,754
Sanmina Corp. (a)	105,831	2,402,364
ScanSource, Inc. (a)	36,663	1,333,067
Speed Commerce, Inc. (a)(d)	43,920	32,505
SYNNEX Corp. (d)	38,664	2,948,130
TE Connectivity Ltd.	510,296	36,807,650
Tech Data Corp. (a)(d)	44,948	2,674,406
Trimble Navigation Ltd. (a)	326,030	8,522,424
TTM Technologies, Inc. (a)(d)	53,211	468,789
Uni-Pixel, Inc. (a)(d)	12,876	87,943
Universal Display Corp. (a)(d)	48,773	1,677,303
Viasystems Group, Inc. (a)	4,710	82,472
Vishay Intertechnology, Inc.	163,262	2,324,851
Vishay Precision Group, Inc. (a)	9,596	142,501
Wayside Technology Group, Inc.	1,232	20,944
Wireless Telecom Group, Inc. (a)	11,200	34,160
Zebra Technologies Corp. Class A (a)(d)	60,137	5,475,474
		239,189,460
Internet Software & Services - 3.2%
Actua Corp. (a)(d)	45,785	767,357
Aerohive Networks, Inc. (d)	10,639	50,535
Akamai Technologies, Inc. (a)	223,550	15,538,961
Amber Road, Inc. (a)(d)	6,724	57,020
Angie's List, Inc. (a)(d)	43,936	296,129
AOL, Inc. (a)	100,634	4,079,702
Autobytel, Inc. (a)	9,434	121,604
Bankrate, Inc. (a)(d)	70,274	896,696
Bazaarvoice, Inc. (a)(d)	59,368	549,154
Benefitfocus, Inc. (a)(d)	9,816	319,609
Blucora, Inc. (a)(d)	40,993	607,516
Brightcove, Inc. (a)	41,182	321,631
BroadVision, Inc. (a)	490	2,989
Carbonite, Inc. (a)	17,932	270,235
Care.com, Inc. (a)(d)	8,431	67,364
ChannelAdvisor Corp. (a)(d)	32,537	321,791
comScore, Inc. (a)	48,259	2,489,682
Constant Contact, Inc. (a)(d)	40,652	1,680,147
Cornerstone OnDemand, Inc. (a)(d)	59,606	1,905,306
CoStar Group, Inc. (a)(d)	45,266	9,015,177
Coupons.com, Inc. (a)(d)	21,055	205,286
Cvent, Inc. (a)(d)	27,895	807,560
Daegis, Inc. (a)	3,645	2,369

	Shares	Value
DealerTrack Holdings, Inc. (a)(d)	52,765	$ 2,098,464
Demand Media, Inc. (a)	19,244	94,873
Demandware, Inc. (a)(d)	37,767	2,386,497
Dice Holdings, Inc. (a)(d)	50,678	443,939
E2open, Inc. (a)(d)	21,618	185,266
EarthLink Holdings Corp. (d)	136,356	582,240
eBay, Inc. (a)	1,420,527	82,262,719
eGain Communications Corp. (a)(d)	8,558	29,782
Endurance International Group Holdings, Inc. (a)	72,915	1,357,677
Envestnet, Inc. (a)	41,561	2,239,307
Equinix, Inc.	67,784	15,195,478
Everyday Health, Inc.	6,143	87,845
Facebook, Inc. Class A (a)	2,628,935	207,606,997
Five9, Inc.	6,769	26,399
GlowPoint, Inc. (a)	18,770	19,145
Gogo, Inc. (a)(d)	99,521	1,789,388
Google, Inc.:
Class A (a)	358,141	201,500,871
Class C (a)	358,672	200,282,445
GrubHub, Inc.	21,930	921,279
HomeAway, Inc. (a)	105,394	3,266,687
IAC/InterActiveCorp	92,370	6,227,585
Internap Network Services Corp. (a)	59,806	569,353
IntraLinks Holdings, Inc. (a)	41,386	429,173
Inuvo, Inc. (a)	9,640	13,689
iPass, Inc. (a)	33,662	31,979
j2 Global, Inc.	55,909	3,759,880
Limelight Networks, Inc. (a)	38,036	127,040
LinkedIn Corp. (a)	132,532	35,412,550
Liquidity Services, Inc. (a)(d)	37,923	374,679
LivePerson, Inc. (a)	61,135	705,192
Local Corp. (a)(d)	28,399	19,226
LogMeIn, Inc. (a)(d)	38,302	2,018,515
Marchex, Inc. Class B	28,685	118,469
Marin Software, Inc. (a)(d)	9,976	65,642
Marketo, Inc. (a)(d)	33,875	946,806
MeetMe, Inc. (a)	18,724	36,325
Millennial Media, Inc. (a)(d)	34,415	54,376
Monster Worldwide, Inc. (a)(d)	97,552	655,549
NIC, Inc.	78,994	1,382,395
Opower, Inc. (d)	7,716	115,894
Pandora Media, Inc. (a)(d)	225,286	3,334,233
Perficient, Inc. (a)	41,488	824,781
Q2 Holdings, Inc. (a)(d)	7,196	142,553
QuinStreet, Inc. (a)	38,666	259,449
Rackspace Hosting, Inc. (a)	149,112	7,406,393
RealNetworks, Inc. (a)	28,670	203,844
Reis, Inc.	8,134	196,924
RetailMeNot, Inc. (a)(d)	84,786	1,477,820
Rightside Group Ltd. (a)(d)	8,535	60,257
Rocket Fuel, Inc. (a)(d)	19,674	192,215
SciQuest, Inc. (a)(d)	28,158	490,231
Selectica, Inc. (a)	552	2,854
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Shutterstock, Inc. (a)(d)	20,192	$ 1,141,858
Spark Networks, Inc. (a)(d)	16,620	59,666
SPS Commerce, Inc. (a)	23,567	1,619,053
Stamps.com, Inc. (a)	18,614	1,043,501
Support.com, Inc. (a)	117,655	201,190
Synacor, Inc. (a)	20,037	44,482
TechTarget, Inc. (a)	11,209	136,077
Textura Corp. (a)(d)	28,776	811,771
TheStreet.com, Inc.	3,696	7,429
Travelzoo, Inc. (a)	5,383	54,261
Tremor Video, Inc. (a)	17,986	43,706
TrueCar, Inc. (d)	15,879	315,992
Twitter, Inc. (a)	644,167	30,971,549
United Online, Inc. (a)	10,283	168,333
Unwired Planet, Inc. (a)(d)	100,320	77,246
VeriSign, Inc. (a)(d)	154,608	9,898,004
Web.com Group, Inc. (a)(d)	64,573	1,152,628
WebMD Health Corp. (a)(d)	44,803	1,973,572
XO Group, Inc. (a)	29,832	462,993
Xoom Corp. (a)(d)	38,371	654,226
Yahoo!, Inc. (a)	1,106,653	49,002,595
Yelp, Inc. (a)(d)	75,505	3,624,240
YuMe, Inc. (a)(d)	6,211	34,657
Zillow Group, Inc. (a)(d)	50,007	5,738,303
Zix Corp. (a)(d)	43,773	175,092
		939,819,413
IT Services - 3.2%
Accenture PLC Class A	788,088	70,951,563
Acxiom Corp. (a)	91,117	1,822,340
Alliance Data Systems Corp. (a)	80,006	22,282,471
Amdocs Ltd.	195,710	10,274,775
Automatic Data Processing, Inc.	601,927	53,475,195
Blackhawk Network Holdings, Inc. (a)(d)	20,207	748,467
Blackhawk Network Holdings, Inc. (a)	47,004	1,724,107
Booz Allen Hamilton Holding Corp. Class A	123,491	3,675,092
Broadridge Financial Solutions, Inc.	146,870	7,817,890
CACI International, Inc. Class A (a)	29,402	2,566,501
Cardtronics, Inc. (a)(d)	50,512	1,848,234
Cartesian, Inc. (a)	206	799
Cass Information Systems, Inc.	10,691	536,688
Ciber, Inc. (a)	66,135	259,249
Cognizant Technology Solutions Corp. Class A (a)	763,223	47,689,989
Computer Sciences Corp.	174,620	12,384,050
Computer Task Group, Inc.	11,646	88,859
Convergys Corp.	123,097	2,751,218
CoreLogic, Inc. (a)	113,020	3,768,087
CSG Systems International, Inc.	47,456	1,419,409
CSP, Inc.	3,696	27,461
Datalink Corp. (a)	21,583	245,183

	Shares	Value
DST Systems, Inc.	40,007	$ 4,252,344
Edgewater Technology, Inc. (a)	2,875	20,413
EPAM Systems, Inc. (a)	32,476	2,003,120
Euronet Worldwide, Inc. (a)	64,215	3,628,148
EVERTEC, Inc.	87,336	1,820,956
ExlService Holdings, Inc. (a)	34,631	1,208,622
Fidelity National Information Services, Inc.	355,070	23,999,181
Fiserv, Inc. (a)	303,216	23,672,073
FleetCor Technologies, Inc. (a)	94,485	14,496,834
Forrester Research, Inc.	14,844	558,431
Gartner, Inc. Class A (a)	114,903	9,549,588
Genpact Ltd. (a)	190,854	4,240,776
Global Cash Access Holdings, Inc. (a)	85,750	609,683
Global Payments, Inc.	86,730	7,967,018
Hackett Group, Inc.	20,851	183,697
Heartland Payment Systems, Inc.	51,995	2,549,315
Higher One Holdings, Inc. (a)	32,730	108,009
IBM Corp.	1,157,810	187,495,751
iGATE Corp. (a)(d)	48,544	2,077,683
Information Services Group, Inc.	18,000	70,380
Innodata, Inc. (a)	14,010	37,407
Jack Henry & Associates, Inc.	113,196	7,414,338
Leidos Holdings, Inc.	88,093	3,965,947
Lionbridge Technologies, Inc. (a)	69,212	389,664
ManTech International Corp. Class A	23,021	761,995
MasterCard, Inc. Class A	1,230,860	110,937,412
Mattersight Corp. (a)(d)	4,307	30,795
Maximus, Inc.	80,539	4,770,325
ModusLink Global Solutions, Inc. (a)(d)	31,030	116,052
MoneyGram International, Inc. (a)(d)	66,937	568,630
NCI, Inc. Class A	12,261	147,500
Neustar, Inc. Class A (a)(d)	66,766	1,770,634
Paychex, Inc.	408,881	20,376,585
PFSweb, Inc. (a)	13,037	145,884
Planet Payment, Inc. (a)	40,113	66,588
PRG-Schultz International, Inc. (a)	36,569	183,211
Sabre Corp.	90,090	1,960,358
Science Applications International Corp.	56,960	3,114,573
ServiceSource International, Inc. (a)(d)	65,615	244,088
StarTek, Inc. (a)	2,150	16,340
Sykes Enterprises, Inc. (a)	50,731	1,179,496
Syntel, Inc. (a)	49,784	2,459,330
Teletech Holdings, Inc.	24,832	603,418
Teradata Corp. (a)(d)	194,061	8,639,596
The Western Union Co.	652,173	12,730,417
Total System Services, Inc.	205,086	7,834,285
Unisys Corp. (a)(d)	68,286	1,545,995
Vantiv, Inc. (a)	180,447	6,674,735
VeriFone Systems, Inc. (a)(d)	143,047	5,033,824
Virtusa Corp. (a)(d)	35,863	1,411,568
Visa, Inc. Class A	614,046	166,596,820
WEX, Inc. (a)(d)	49,105	5,253,744
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WidePoint Corp. (a)(d)	71,654	$ 120,379
Xerox Corp.	1,334,346	18,213,823
		932,185,405
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)(d)	54,545	1,451,988
Advanced Micro Devices, Inc. (a)(d)	754,380	2,346,122
AEHR Test Systems (a)	3,126	8,190
Alpha & Omega Semiconductor Ltd. (a)	18,035	159,970
Altera Corp.	391,392	14,485,418
Amkor Technology, Inc. (a)	161,169	1,568,174
Amtech Systems, Inc. (a)(d)	13,719	148,440
ANADIGICS, Inc. (a)(d)	109,969	130,863
Analog Devices, Inc.	387,409	22,678,923
Applied Materials, Inc.	1,526,823	38,246,916
Applied Micro Circuits Corp. (a)(d)	98,689	536,868
Ascent Solar Technologies, Inc. (a)(d)	3,309	4,666
Atmel Corp.	511,040	4,262,074
ATRM Holdings, Inc. (a)	206	700
Audience, Inc. (a)(d)	9,607	46,882
Avago Technologies Ltd.	317,744	40,550,489
Axcelis Technologies, Inc. (a)	123,333	345,332
AXT, Inc. (a)	31,515	86,351
Broadcom Corp. Class A	671,763	30,383,840
Brooks Automation, Inc.	79,392	952,704
Cabot Microelectronics Corp. (a)	30,653	1,588,132
Cascade Microtech, Inc. (a)	10,667	144,005
Cavium, Inc. (a)(d)	71,032	4,864,982
Ceva, Inc. (a)	25,211	501,951
Cirrus Logic, Inc. (a)(d)	75,403	2,270,384
Cohu, Inc.	27,549	300,009
Cree, Inc. (a)(d)	147,267	5,781,702
CVD Equipment Corp. (a)(d)	24,298	347,461
CyberOptics Corp. (a)	4,784	43,534
Cypress Semiconductor Corp. (d)	200,786	2,961,594
Diodes, Inc. (a)	49,290	1,404,272
DSP Group, Inc. (a)	34,788	392,757
Entegris, Inc. (a)	188,525	2,528,120
Entropic Communications, Inc. (a)	130,146	383,931
Exar Corp. (a)(d)	56,777	608,649
Fairchild Semiconductor International, Inc. (a)	143,511	2,502,832
First Solar, Inc. (a)(d)	100,730	6,018,114
FormFactor, Inc. (a)	62,215	610,951
Freescale Semiconductor, Inc. (a)(d)	127,268	4,595,647
GigOptix, Inc. (a)	17,428	23,179
GSI Technology, Inc. (a)	18,344	104,561
Ikanos Communications, Inc. (a)	3,504	11,598
Inphi Corp. (a)	27,993	521,790
Integrated Device Technology, Inc. (a)	186,279	3,844,799
Integrated Silicon Solution, Inc.	35,004	575,466
Intel Corp.	6,083,455	202,274,879

	Shares	Value
Intermolecular, Inc. (a)	6,975	$ 12,485
Intersil Corp. Class A	155,240	2,420,192
Intest Corp. (a)	2,175	9,005
IXYS Corp.	38,644	462,569
KLA-Tencor Corp.	206,649	13,422,886
Kopin Corp. (a)	59,017	255,544
Kulicke & Soffa Industries, Inc. (a)	102,964	1,647,424
Lam Research Corp.	197,398	16,277,439
Lattice Semiconductor Corp. (a)	185,835	1,248,811
Linear Technology Corp.	297,661	14,342,795
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	24,326	820,273
Marvell Technology Group Ltd.	537,015	8,656,682
Mattson Technology, Inc. (a)	72,551	346,794
Maxim Integrated Products, Inc.	355,883	12,240,596
MaxLinear, Inc. Class A (a)	44,771	371,599
Micrel, Inc.	49,009	731,704
Microchip Technology, Inc. (d)	253,871	13,015,966
Micron Technology, Inc. (a)	1,346,299	41,290,990
Microsemi Corp. (a)	121,045	3,902,491
MKS Instruments, Inc.	68,909	2,436,622
Monolithic Power Systems, Inc.	46,150	2,433,490
MoSys, Inc. (a)(d)	60,423	108,761
Nanometrics, Inc. (a)(d)	28,664	512,512
NeoPhotonics Corp. (a)	16,785	61,769
NVE Corp.	6,043	385,060
NVIDIA Corp.	650,362	14,346,986
Omnivision Technologies, Inc. (a)	72,480	1,943,189
ON Semiconductor Corp. (a)	539,501	6,878,638
PDF Solutions, Inc. (a)	30,469	552,708
Pericom Semiconductor Corp.	17,514	273,218
Photronics, Inc. (a)(d)	86,016	714,793
Pixelworks, Inc. (a)(d)	22,798	120,373
PMC-Sierra, Inc. (a)	268,208	2,547,976
Power Integrations, Inc.	37,256	2,043,864
Qorvo, Inc. (a)	182,365	12,656,131
QuickLogic Corp. (a)(d)	61,486	117,438
Rambus, Inc. (a)(d)	153,264	1,839,168
Rubicon Technology, Inc. (a)(d)	25,049	109,214
Rudolph Technologies, Inc. (a)(d)	29,614	365,141
Semtech Corp. (a)	87,042	2,518,125
Sigma Designs, Inc. (a)	37,658	277,539
Silicon Image, Inc. (a)	93,605	682,380
Silicon Laboratories, Inc. (a)(d)	57,784	2,926,182
Skyworks Solutions, Inc.	236,651	20,766,125
Spansion, Inc. Class A (a)	77,410	2,792,953
STR Holdings, Inc. (a)	12,410	19,980
SunEdison Semiconductor Ltd.	32,293	776,970
SunEdison, Inc. (a)(d)	314,043	6,952,912
SunPower Corp. (a)(d)	63,864	2,085,798
Synaptics, Inc. (a)(d)	46,424	3,990,143
Teradyne, Inc.	265,875	5,136,705
Tessera Technologies, Inc.	64,088	2,567,365
Texas Instruments, Inc.	1,321,231	77,688,383
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultra Clean Holdings, Inc. (a)	31,064	$ 256,589
Ultratech, Inc. (a)(d)	31,408	566,600
Veeco Instruments, Inc. (a)(d)	53,983	1,645,942
Vitesse Semiconductor Corp. (a)(d)	75,820	312,378
Xcerra Corp. (a)	63,706	578,450
Xilinx, Inc.	331,008	14,024,809
		732,089,833
Software - 3.8%
A10 Networks, Inc. (a)(d)	15,911	68,895
ACI Worldwide, Inc. (a)(d)	149,880	2,975,118
Activision Blizzard, Inc.	619,364	14,443,568
Adobe Systems, Inc. (a)	595,364	47,093,292
Advent Software, Inc.	54,924	2,425,993
American Software, Inc. Class A	10,878	104,864
ANSYS, Inc. (a)	112,596	9,679,878
Aspen Technology, Inc. (a)	119,658	4,619,397
Autodesk, Inc. (a)	284,146	18,253,539
Barracuda Networks, Inc. (a)	18,881	719,177
Blackbaud, Inc.	58,932	2,675,513
Bottomline Technologies, Inc. (a)(d)	44,605	1,181,140
BroadSoft, Inc. (a)	38,869	1,222,819
BSQUARE Corp. (a)	11,182	54,456
CA Technologies, Inc.	400,065	13,010,114
Cadence Design Systems, Inc. (a)(d)	363,072	6,664,187
Callidus Software, Inc. (a)(d)	61,695	881,622
CDK Global, Inc.	202,055	9,462,236
Citrix Systems, Inc. (a)	196,548	12,515,194
CommVault Systems, Inc. (a)(d)	56,734	2,738,550
Comverse, Inc. (a)	23,221	416,585
Covisint Corp. (a)(d)	39,763	99,408
Cyan, Inc. (a)	15,676	59,099
Datawatch Corp. (a)(d)	9,730	64,705
Digimarc Corp. (d)	7,244	192,111
Digital Turbine, Inc. (a)(d)	41,910	151,295
Document Security Systems, Inc. (a)	19,824	8,524
Ebix, Inc. (d)	33,380	877,226
Electronic Arts, Inc. (a)	389,832	22,290,594
Ellie Mae, Inc. (a)(d)	31,804	1,680,841
EnerNOC, Inc. (a)(d)	25,460	343,455
Envivio, Inc. (a)	6,801	9,861
EPIQ Systems, Inc.	38,746	681,930
ePlus, Inc. (a)	7,158	595,331
Evolving Systems, Inc.	4,973	43,166
FactSet Research Systems, Inc.	53,360	8,300,148
Fair Isaac Corp.	40,570	3,453,318
FalconStor Software, Inc. (a)	37,427	60,257
FireEye, Inc. (a)(d)	35,761	1,583,139
Fortinet, Inc. (a)	171,078	5,749,932
Gigamon, Inc. (a)	24,871	498,912
Glu Mobile, Inc. (a)	121,651	611,905
GSE Systems, Inc. (a)	388	590

	Shares	Value
Guidance Software, Inc. (a)(d)	13,894	$ 81,558
Guidewire Software, Inc. (a)(d)	89,098	4,959,195
HubSpot, Inc.	6,676	274,317
Imperva, Inc. (a)	28,752	1,325,467
Infoblox, Inc. (a)	59,635	1,386,514
Informatica Corp. (a)(d)	135,700	5,827,637
Interactive Intelligence Group, Inc. (a)(d)	22,204	942,338
Intuit, Inc.	357,102	34,863,868
Jive Software, Inc. (a)	30,754	155,615
Liquid Holdings Group, Inc. (a)	3,912	1,116
Majesco Entertainment Co. (a)	2,850	3,392
Manhattan Associates, Inc. (a)	94,877	4,729,618
Mavenir Systems, Inc. (a)(d)	13,085	190,648
Mentor Graphics Corp.	118,491	2,779,799
Microsoft Corp.	10,370,912	454,764,491
MicroStrategy, Inc. Class A (a)	12,438	2,218,193
Mitek Systems, Inc. (a)(d)	15,896	50,867
MobileIron, Inc.	11,083	98,971
Model N, Inc. (a)	14,428	178,474
Monotype Imaging Holdings, Inc.	47,766	1,528,990
NetScout Systems, Inc. (a)(d)	49,002	1,975,761
NetSol Technologies, Inc. (a)	10,165	60,990
NetSuite, Inc. (a)(d)	45,731	4,409,383
Nuance Communications, Inc. (a)	310,392	4,438,606
Oracle Corp.	4,071,556	178,415,584
Parametric Technology Corp. (a)	137,771	4,774,454
Park City Group, Inc. (a)(d)	12,676	161,239
Paycom Software, Inc. (d)	17,750	565,870
Pegasystems, Inc.	44,128	873,293
Progress Software Corp. (a)	56,172	1,535,742
Proofpoint, Inc. (a)(d)	38,476	2,179,281
PROS Holdings, Inc. (a)(d)	29,264	716,090
QAD, Inc.:
Class A	10,065	216,398
Class B	4,298	82,651
Qlik Technologies, Inc. (a)	106,112	3,442,273
Qualys, Inc. (a)(d)	28,775	1,324,513
Rally Software Development Corp. (a)(d)	17,478	207,988
RealPage, Inc. (a)(d)	66,111	1,337,426
Red Hat, Inc. (a)	234,242	16,190,807
Rosetta Stone, Inc. (a)	15,141	155,952
Rovi Corp. (a)	119,303	2,968,259
salesforce.com, Inc. (a)	737,835	51,190,992
SeaChange International, Inc. (a)(d)	36,866	278,338
ServiceNow, Inc. (a)	175,474	13,381,647
Silver Spring Networks, Inc. (a)(d)	33,407	328,725
Smith Micro Software, Inc. (a)(d)	41,455	61,768
SolarWinds, Inc. (a)	80,188	4,067,937
Solera Holdings, Inc.	82,773	4,613,767
Sonic Foundry, Inc. (a)	155	1,259
Splunk, Inc. (a)	148,649	9,996,645
SS&C Technologies Holdings, Inc.	90,428	5,487,171
Symantec Corp.	865,049	21,764,633
Synchronoss Technologies, Inc. (a)(d)	41,067	1,817,625
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	196,845	$ 9,135,576
Tableau Software, Inc. (a)	57,949	5,447,785
Take-Two Interactive Software, Inc. (a)(d)	106,405	2,818,668
Tangoe, Inc. (a)(d)	45,871	569,259
TeleCommunication Systems, Inc. Class A (a)	49,377	158,006
TeleNav, Inc. (a)(d)	29,532	251,613
The Rubicon Project, Inc.	10,357	195,022
TiVo, Inc. (a)	121,206	1,355,083
Tubemogul, Inc. (a)(d)	9,693	133,957
Tyler Technologies, Inc. (a)	42,244	5,042,666
Ultimate Software Group, Inc. (a)(d)	35,394	5,827,445
Varonis Systems, Inc. (d)	6,875	212,369
Vasco Data Security International, Inc. (a)(d)	33,825	866,597
Verint Systems, Inc. (a)	81,394	4,954,860
VirnetX Holding Corp. (a)(d)	42,196	318,580
VMware, Inc. Class A (a)	107,804	9,170,886
Voltari Corp. (a)(d)	4,240	3,116
Vringo, Inc. (a)	98,619	68,806
Wave Systems Corp. Class A (a)	27,069	22,738
Workday, Inc. Class A (a)(d)	121,756	10,410,138
Zendesk, Inc. (d)	29,196	721,725
Zynga, Inc. (a)	810,418	1,863,961
		1,113,494,875
Technology Hardware, Storage & Peripherals - 4.1%
3D Systems Corp. (a)(d)	128,953	3,929,198
Apple, Inc.	7,376,864	947,631,914
Astro-Med, Inc.	4,606	64,530
Concurrent Computer Corp.	6,675	40,985
Cray, Inc. (a)(d)	56,559	1,689,417
Crossroads Systems, Inc. (a)(d)	9,071	23,494
Dataram Corp. (a)	556	1,323
Diebold, Inc.	89,599	3,198,684
Dot Hill Systems Corp. (a)	109,713	445,435
Electronics for Imaging, Inc. (a)	55,580	2,256,548
EMC Corp.	2,556,560	73,986,846
Hewlett-Packard Co.	2,351,745	81,934,796
Hutchinson Technology, Inc. (a)(d)	41,790	145,011
Imation Corp. (a)	42,037	171,931
Immersion Corp. (a)	59,681	496,546
Intevac, Inc. (a)(d)	17,689	121,347
Lexmark International, Inc. Class A	71,862	3,065,633
NCR Corp. (a)	216,141	6,356,707
NetApp, Inc.	397,664	15,369,714
Nimble Storage, Inc. (a)(d)	33,564	847,827
QLogic Corp. (a)	107,276	1,610,213
Quantum Corp. (a)(d)	334,686	545,538
Qumu Corp. (a)	6,017	90,315
SanDisk Corp.	276,736	22,119,508

	Shares	Value
Scan-Optics, Inc. (a)	300	$ 0
Seagate Technology LLC	409,782	25,045,876
Silicon Graphics International Corp. (a)(d)	44,110	407,135
Super Micro Computer, Inc. (a)(d)	48,860	1,963,195
Transact Technologies, Inc.	3,411	22,240
U.S.A. Technologies, Inc. (a)(d)	38,549	90,783
Video Display Corp. (a)	2,957	7,067
Violin Memory, Inc. (a)(d)	107,011	420,553
Western Digital Corp.	273,632	29,273,151
Xplore Technologies Corp. (a)	2,067	14,531
		1,223,387,991
TOTAL INFORMATION TECHNOLOGY		5,648,935,918
MATERIALS - 3.6%
Chemicals - 2.4%
A. Schulman, Inc.	37,252	1,586,190
Air Products & Chemicals, Inc.	240,611	37,569,002
Airgas, Inc.	83,385	9,774,390
Albemarle Corp. U.S.	140,182	7,930,096
American Vanguard Corp. (d)	23,997	270,446
Ashland, Inc.	82,040	10,469,945
Axalta Coating Systems	74,612	2,118,981
Axiall Corp.	84,668	3,920,975
Balchem Corp.	41,590	2,450,483
BioAmber, Inc. (a)(d)	11,869	110,144
Cabot Corp.	93,185	4,204,507
Calgon Carbon Corp.	83,129	1,714,951
Celanese Corp. Class A	194,171	11,089,106
CF Industries Holdings, Inc.	62,279	19,071,698
Chase Corp.	6,000	258,420
Chemtura Corp. (a)(d)	110,727	2,906,584
Codexis, Inc. (a)	27,884	98,431
Core Molding Technologies, Inc. (a)	5,919	83,464
Cytec Industries, Inc.	88,511	4,649,483
E.I. du Pont de Nemours & Co.	1,136,937	88,510,545
Eastman Chemical Co.	182,232	13,568,995
Ecolab, Inc.	338,423	39,101,393
Ferro Corp. (a)	111,135	1,416,971
Flotek Industries, Inc. (a)(d)	68,404	1,168,340
FMC Corp.	170,174	10,790,733
FutureFuel Corp.	31,043	381,829
H.B. Fuller Co. (d)	59,885	2,676,860
Hawkins, Inc.	10,959	427,291
Huntsman Corp.	258,167	5,798,431
Innophos Holdings, Inc.	26,761	1,502,095
Innospec, Inc.	50,796	2,243,659
International Flavors & Fragrances, Inc.	100,480	12,251,526
Intrepid Potash, Inc. (a)	76,176	1,075,605
KMG Chemicals, Inc.	10,303	223,266
Koppers Holdings, Inc.	30,390	489,887
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	33,124	$ 668,442
Kronos Worldwide, Inc.	34,238	419,758
LSB Industries, Inc. (a)(d)	24,837	933,374
LyondellBasell Industries NV Class A	522,121	44,855,415
Marrone Bio Innovations, Inc. (a)(d)	15,737	55,080
Metabolix, Inc. (a)(d)	41,636	27,063
Minerals Technologies, Inc.	52,154	3,819,237
Monsanto Co.	607,034	73,105,105
NewMarket Corp. (d)	14,138	6,660,412
Olin Corp.	89,630	2,513,225
OM Group, Inc.	38,003	1,094,106
OMNOVA Solutions, Inc. (a)	52,644	419,573
Penford Corp. (a)	13,306	250,552
Platform Specialty Products Corp. (a)	153,412	3,954,961
PolyOne Corp.	113,750	4,520,425
PPG Industries, Inc.	171,805	40,439,461
Praxair, Inc.	364,983	46,681,326
Quaker Chemical Corp.	17,331	1,406,931
Rayonier Advanced Materials, Inc.	58,598	1,087,579
Rentech, Inc. (a)(d)	218,177	298,902
RPM International, Inc.	164,614	8,321,238
Senomyx, Inc. (a)(d)	49,192	261,701
Sensient Technologies Corp.	58,886	3,745,738
Sherwin-Williams Co.	101,661	28,993,717
Sigma Aldrich Corp.	149,748	20,674,209
Stepan Co.	25,296	1,039,160
The Dow Chemical Co.	1,387,457	68,318,383
The Mosaic Co.	389,604	20,750,309
The Scotts Miracle-Gro Co. Class A	62,435	4,090,117
Trecora Resources (a)	28,770	415,151
Tredegar Corp.	28,306	581,971
Trinseo SA (d)	14,093	255,647
Tronox Ltd. Class A	73,931	1,599,867
Valhi, Inc. (d)	25,435	159,223
Valspar Corp.	93,904	8,136,782
W.R. Grace & Co. (a)	91,586	9,080,752
Westlake Chemical Corp.	54,245	3,621,396
Zep, Inc.	26,320	437,702
		715,598,712
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	5,481,734
Headwaters, Inc. (a)(d)	105,333	1,729,568
Martin Marietta Materials, Inc.	76,164	10,840,422
U.S. Concrete, Inc. (a)(d)	16,515	503,708
United States Lime & Minerals, Inc.	1,189	80,258
Vulcan Materials Co.	158,161	13,127,363
		31,763,053
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	6,511	329,847
Aptargroup, Inc.	80,686	5,314,787

	Shares	Value
Avery Dennison Corp.	111,643	$ 5,978,483
Ball Corp.	171,717	12,313,826
Bemis Co., Inc.	120,781	5,894,113
Berry Plastics Group, Inc. (a)	144,563	4,959,957
Crown Holdings, Inc. (a)	177,862	9,426,686
Graphic Packaging Holding Co.	407,056	6,142,475
Greif, Inc. Class A	45,093	1,984,092
MeadWestvaco Corp.	211,721	11,233,916
Myers Industries, Inc. (d)	29,894	594,891
Owens-Illinois, Inc. (a)	201,469	5,270,429
Packaging Corp. of America	121,238	10,045,781
Rock-Tenn Co. Class A	172,991	11,874,102
Sealed Air Corp.	260,906	12,296,500
Silgan Holdings, Inc.	68,205	3,915,649
Sonoco Products Co.	124,970	5,852,345
UFP Technologies, Inc. (a)	2,454	56,835
		113,484,714
Metals & Mining - 0.5%
A.M. Castle & Co. (a)(d)	36,860	118,689
AK Steel Holding Corp. (a)(d)	237,608	1,050,227
Alcoa, Inc.	1,481,963	21,918,233
Allegheny Technologies, Inc.	131,939	4,441,067
Allied Nevada Gold Corp. (a)(d)	116,057	116,057
Ampco-Pittsburgh Corp.	10,414	195,263
Carpenter Technology Corp.	70,077	2,968,462
Century Aluminum Co. (a)	60,542	1,148,482
Cliffs Natural Resources, Inc. (d)	197,662	1,352,008
Coeur d'Alene Mines Corp. (a)(d)	146,764	857,102
Commercial Metals Co.	150,267	2,261,518
Compass Minerals International, Inc.	41,066	3,723,454
Comstock Mining, Inc. (a)	56,723	45,946
Freeport-McMoRan, Inc.	1,301,128	28,143,399
Friedman Industries	2,001	12,966
General Moly, Inc. (a)(d)	60,513	26,626
Globe Specialty Metals, Inc.	84,020	1,398,933
Gold Resource Corp.	67,805	234,605
Golden Minerals Co. (a)(d)	71,014	35,528
Handy & Harman Ltd. (a)	5,646	236,737
Haynes International, Inc.	14,826	598,674
Hecla Mining Co.	450,485	1,495,610
Horsehead Holding Corp. (a)(d)	61,719	792,472
Kaiser Aluminum Corp. (d)	23,771	1,795,899
Materion Corp.	26,862	983,686
McEwen Mining, Inc. (a)(d)	267,762	302,571
Mines Management, Inc. (a)(d)	24,109	12,537
Molycorp, Inc. (a)(d)	202,465	189,872
Newmont Mining Corp.	624,352	16,439,188
Noranda Aluminium Holding Corp.	73,305	241,907
Nucor Corp.	395,877	18,618,095
Olympic Steel, Inc.	12,703	191,688
Paramount Gold & Silver Corp. (a)(d)	159,171	178,272
Reliance Steel & Aluminum Co.	109,200	6,225,492
Royal Gold, Inc. (d)	82,657	5,959,570
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
RTI International Metals, Inc. (a)(d)	38,097	$ 1,061,763
Ryerson Holding Corp. (d)	8,791	53,449
Schnitzer Steel Industries, Inc. Class A	32,409	508,821
Silver Bull Resources, Inc. (a)(d)	60,971	7,926
Solitario Exploration & Royalty Corp. (a)	18,115	15,416
Steel Dynamics, Inc.	285,609	5,203,796
Stillwater Mining Co. (a)(d)	150,988	2,189,326
SunCoke Energy, Inc.	82,551	1,506,556
Synalloy Corp.	8,615	130,087
Timberline Resources Corp. (a)(d)	1,582	1,028
TimkenSteel Corp.	51,850	1,558,611
U.S. Antimony Corp. (a)	24,962	16,722
United States Steel Corp. (d)	182,416	4,368,863
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	150,627
Walter Energy, Inc. (d)	65,194	62,912
Worthington Industries, Inc.	71,924	1,941,948
		143,088,686
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	50,323	1,792,002
Clearwater Paper Corp. (a)	24,633	1,504,091
Deltic Timber Corp.	13,533	895,614
Domtar Corp. (d)	76,534	3,459,337
International Paper Co.	527,482	29,755,260
Kapstone Paper & Packaging Corp.	106,018	3,653,380
Louisiana-Pacific Corp. (a)(d)	169,247	2,848,427
Mercer International, Inc. (SBI) (a)	53,199	759,150
Neenah Paper, Inc.	22,009	1,329,784
P.H. Glatfelter Co.	53,576	1,312,612
Resolute Forest Products (a)(d)	124,589	2,272,503
Schweitzer-Mauduit International, Inc.	39,736	1,860,440
Verso Corp. (a)	23,529	56,470
Wausau-Mosinee Paper Corp. (d)	73,993	694,794
		52,193,864
TOTAL MATERIALS		1,056,129,029
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
8x8, Inc. (a)(d)	108,218	801,895
Alaska Communication Systems Group, Inc. (a)	135,810	228,161
AT&T, Inc.	6,508,169	224,922,321
Atlantic Tele-Network, Inc.	16,949	1,166,600
CenturyLink, Inc.	713,537	27,014,511
Cincinnati Bell, Inc. (a)	238,118	797,695
Cogent Communications Group, Inc.	64,769	2,378,318
Consolidated Communications Holdings, Inc. (d)	61,850	1,316,168
Elephant Talk Communication, Inc. (a)(d)	63,184	39,187

	Shares	Value
FairPoint Communications, Inc. (a)(d)	43,838	$ 741,301
Frontier Communications Corp.	1,228,311	9,801,922
General Communications, Inc. Class A (a)	33,964	471,081
Globalstar, Inc. (a)(d)	350,014	903,036
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	305,136
IDT Corp. Class B	44,765	942,303
inContact, Inc. (a)(d)	68,590	803,189
Inteliquent, Inc.	40,660	599,735
Intelsat SA (a)(d)	32,748	405,093
Iridium Communications, Inc. (a)(d)	122,967	1,178,024
Level 3 Communications, Inc. (a)	347,237	18,702,185
Lumos Networks Corp.	23,791	409,681
ORBCOMM, Inc. (a)(d)	70,388	401,212
Premiere Global Services, Inc. (a)	64,433	627,577
Straight Path Communications, Inc. Class B (a)(d)	22,382	455,474
Towerstream Corp. (a)(d)	47,502	107,355
Verizon Communications, Inc.	5,212,384	257,752,389
Vonage Holdings Corp. (a)(d)	257,043	1,166,975
Windstream Holdings, Inc. (d)	761,428	6,007,667
Zayo Group Holdings, Inc. (d)	38,761	1,134,147
		561,580,338
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(d)	15,589	113,488
Leap Wireless International, Inc. rights (a)	51,525	129,843
NTELOS Holdings Corp.	10,948	49,485
RingCentral, Inc. (a)(d)	30,636	483,130
SBA Communications Corp. Class A (a)	157,732	19,670,758
Shenandoah Telecommunications Co.	25,420	739,468
Spok Holdings, Inc.	43,148	802,121
Sprint Corp. (a)(d)	1,006,054	5,150,996
T-Mobile U.S., Inc. (a)	330,009	10,900,197
Telephone & Data Systems, Inc.	127,836	3,252,148
U.S. Cellular Corp. (a)(d)	27,310	1,035,868
		42,327,502
TOTAL TELECOMMUNICATION SERVICES		603,907,840
UTILITIES - 3.0%
Electric Utilities - 1.6%
Allete, Inc.	57,065	3,129,445
American Electric Power Co., Inc.	608,625	35,044,628
Cleco Corp.	77,341	4,209,671
Duke Energy Corp.	887,792	69,736,062
Edison International	406,529	26,119,488
El Paso Electric Co.	52,601	1,989,370
Empire District Electric Co.	52,048	1,319,417
Entergy Corp.	225,404	17,921,872
Eversource Energy	396,217	20,504,230
Exelon Corp.	1,075,292	36,473,905
FirstEnergy Corp.	519,113	18,158,573
Genie Energy Ltd. Class B	11,430	83,325
Great Plains Energy, Inc.	198,778	5,289,483
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Hawaiian Electric Industries, Inc.	141,071	$ 4,662,397
IDACORP, Inc.	76,754	4,806,335
ITC Holdings Corp.	194,232	7,522,605
MGE Energy, Inc.	49,873	2,149,028
NextEra Energy, Inc.	547,144	56,607,518
NRG Yield, Inc. Class A	38,525	1,976,718
OGE Energy Corp.	256,838	8,349,803
Otter Tail Corp.	51,440	1,683,117
Pepco Holdings, Inc.	324,703	8,812,439
Pinnacle West Capital Corp.	173,049	11,088,980
PNM Resources, Inc.	88,029	2,513,228
Portland General Electric Co. (d)	105,772	3,944,238
PPL Corp.	830,206	28,310,025
Southern Co.	1,125,180	51,521,992
UIL Holdings Corp.	67,226	3,398,274
Unitil Corp.	19,695	669,236
Westar Energy, Inc.	158,635	6,162,970
Xcel Energy, Inc.	624,123	22,019,059
		466,177,431
Gas Utilities - 0.2%
AGL Resources, Inc.	154,913	7,607,777
Atmos Energy Corp.	123,163	6,532,566
Chesapeake Utilities Corp.	17,450	823,640
Delta Natural Gas Co., Inc.	3,078	61,375
Gas Natural, Inc.	8,386	84,699
Laclede Group, Inc.	48,203	2,494,987
National Fuel Gas Co. (d)	112,990	7,277,686
New Jersey Resources Corp.	51,240	3,206,599
Northwest Natural Gas Co. (d)	34,699	1,639,528
ONE Gas, Inc.	75,398	3,137,311
Piedmont Natural Gas Co., Inc. (d)	100,435	3,746,226
Questar Corp.	223,693	5,229,942
South Jersey Industries, Inc.	42,574	2,413,094
Southwest Gas Corp.	59,138	3,386,242
UGI Corp.	217,071	7,378,243
WGL Holdings, Inc.	56,924	3,036,895
		58,056,810
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	11,125
Black Hills Corp.	56,412	2,867,422
Calpine Corp. (a)	439,998	9,327,958
Dynegy, Inc. (a)	126,182	3,516,692
NRG Energy, Inc.	423,505	10,155,650
Ormat Technologies, Inc. (d)	46,312	1,579,239

	Shares	Value
Pattern Energy Group, Inc. (d)	55,577	$ 1,546,152
Terraform Power, Inc.	37,950	1,318,004
The AES Corp.	831,368	10,782,843
U.S. Geothermal, Inc. (a)	163,207	75,091
Vivint Solar, Inc. (d)	34,907	281,699
		41,461,875
Multi-Utilities - 1.0%
Alliant Energy Corp. (d)	146,690	9,329,484
Ameren Corp.	299,826	12,715,621
Avista Corp.	75,556	2,576,460
CenterPoint Energy, Inc.	534,808	11,118,658
CMS Energy Corp.	322,535	11,330,655
Consolidated Edison, Inc.	360,876	22,785,711
Dominion Resources, Inc.	730,428	52,656,555
DTE Energy Co.	223,774	18,356,181
Integrys Energy Group, Inc.	105,359	7,873,478
MDU Resources Group, Inc.	236,188	5,266,992
NiSource, Inc.	390,938	16,775,150
NorthWestern Energy Corp.	51,587	2,795,500
PG&E Corp.	595,508	31,996,645
Public Service Enterprise Group, Inc.	634,567	26,689,888
SCANA Corp.	172,426	9,819,661
Sempra Energy	289,445	31,317,949
TECO Energy, Inc.	270,488	5,309,679
Vectren Corp.	101,909	4,550,237
Wisconsin Energy Corp. (d)	322,632	16,447,779
		299,712,283
Water Utilities - 0.1%
American States Water Co.	52,884	2,122,235
American Water Works Co., Inc.	245,033	13,251,385
Aqua America, Inc.	258,851	6,844,020
Artesian Resources Corp. Class A	8,755	190,159
Cadiz, Inc. (a)(d)	14,651	168,487
California Water Service Group	51,749	1,315,977
Connecticut Water Service, Inc.	5,010	185,871
Middlesex Water Co.	7,054	164,076
Pure Cycle Corp. (a)(d)	17,116	78,905
SJW Corp.	14,844	493,415
York Water Co.	5,248	124,220
		24,938,750
TOTAL UTILITIES		890,347,149
TOTAL COMMON STOCKS (Cost $19,313,660,832)		29,257,098,288
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 3/5/15 to 6/25/15 (e) (Cost $16,997,237)	$ 17,000,000	16,999,113
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	334,364,401	$ 334,364,401
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	1,608,966,148	1,608,966,148
TOTAL MONEY MARKET FUNDS (Cost $1,943,330,549)		1,943,330,549
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $21,273,988,618)	31,217,427,950
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(1,715,378,235)
NET ASSETS - 100%	$ 29,502,049,715
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
92 CME S&P 500 Index Contracts (United States)	March 2015	$ 48,364,400	$ 3,038,532
1,406 CME E-mini S&P 500 Index Contracts (United States)	March 2015	147,826,840	7,231,287
95 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2015	14,293,700	1,103,345
232 ICE Russell 2000 Index Contracts (United States)	March 2015	28,573,120	2,195,716
TOTAL EQUITY INDEX CONTRACTS		$ 239,058,060	$ 13,568,880

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,999,113.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 342,139
Fidelity Securities Lending Cash Central Fund	10,095,616
Total	$ 10,437,755
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,867,245,113	$ 3,867,245,113	$ -	$ -
Consumer Staples	2,477,418,900	2,477,418,900	-	-
Energy	2,160,857,918	2,160,857,744	-	174
Financials	5,080,477,124	5,080,467,231	6,520	3,373
Health Care	4,195,627,087	4,168,687,375	26,939,712	-
Industrials	3,276,152,210	3,276,152,210	-	-
Information Technology	5,648,935,918	5,648,935,918	-	-
Materials	1,056,129,029	1,056,129,029	-	-
Telecommunication Services	603,907,840	603,777,997	-	129,843
Utilities	890,347,149	890,347,149	-	-
U.S. Government and Government Agency Obligations	16,999,113	-	16,999,113	-
Money Market Funds	1,943,330,549	1,943,330,549	-	-
Total Investments in Securities:	$ 31,217,427,950	$ 31,173,349,215	$ 43,945,345	$ 133,390
Derivative Instruments:
Assets
Futures Contracts	$ 13,568,880	$ 13,568,880	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 13,568,880	$ -
Total Value of Derivatives	$ 13,568,880	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $1,560,102,861) - See accompanying schedule: Unaffiliated issuers (cost $19,330,658,069)	$ 29,274,097,401
Fidelity Central Funds (cost $1,943,330,549)	1,943,330,549
Total Investments (cost $21,273,988,618)		$ 31,217,427,950
Segregated cash with brokers for derivative instruments		1,746,360
Cash		1,125,884
Receivable for investments sold		8,798,611
Receivable for fund shares sold		178,078,010
Dividends receivable		55,184,160
Distributions receivable from Fidelity Central Funds		906,362
Receivable from investment adviser for expense reductions		411,429
Other receivables		355,579
Total assets		31,464,034,345

Liabilities
Payable for investments purchased	$ 2,897,750
Payable for fund shares redeemed	346,758,524
Accrued management fee	850,437
Payable for daily variation margin for derivative instruments	1,471,485
Other affiliated payables	698,221
Other payables and accrued expenses	342,065
Collateral on securities loaned, at value	1,608,966,148
Total liabilities		1,961,984,630

Net Assets		$ 29,502,049,715
Net Assets consist of:
Paid in capital		$ 19,528,005,222
Undistributed net investment income		103,296,310
Accumulated undistributed net realized gain (loss) on investments		(86,260,100)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,957,008,283
Net Assets		$ 29,502,049,715

Statement of Assets and Liabilities - continued

February 28, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($1,943,258,915 ÷ 31,554,829 shares)	$ 61.58

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($18,860,116,866 ÷ 306,232,124 shares)	$ 61.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,307,281,034 ÷ 21,228,919 shares)	$ 61.58

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,022,584,897 ÷ 16,606,604 shares)	$ 61.58

Class F: Net Asset Value, offering price and redemption price per share ($6,368,808,003 ÷ 103,400,914 shares)	$ 61.59

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 509,971,879
Interest		10,406
Income from Fidelity Central Funds		10,437,755
Total income		520,420,040

Expenses
Management fee	$ 9,896,480
Transfer agent fees	6,899,749
Independent compensation	103,467
Miscellaneous	38,077
Total expenses before reductions	16,937,773
Expense reductions	(3,398,553)	13,539,220
Net investment income (loss)		506,880,820
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	155,573,169
Futures contracts	46,002,473
Total net realized gain (loss)		201,575,642
Change in net unrealized appreciation (depreciation) on: Investment securities	2,775,151,156
Assets and liabilities in foreign currencies	71
Futures contracts	(356,611)
Total change in net unrealized appreciation (depreciation)		2,774,794,616
Net gain (loss)		2,976,370,258
Net increase in net assets resulting from operations		$ 3,483,251,078

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 506,880,820	$ 367,553,418
Net realized gain (loss)	201,575,642	94,663,450
Change in net unrealized appreciation (depreciation)	2,774,794,616	4,093,768,020
Net in net assets resulting from operations	3,483,251,078	4,555,984,888
Distributions to from net investment income	(439,015,704)	(333,228,634)
Share transactions - net increase (decrease)	2,735,964,444	3,674,586,365
Redemption fees	389,476	409,245
Total increase (decrease) in net assets	5,780,589,294	7,897,751,864

Net Assets
Beginning of period	23,721,460,421	15,823,708,557
End of period (including undistributed net investment income of 103,296,310 and undistributed net investment income of $64,203,855, respectively)	$ 29,502,049,715	$ 23,721,460,421

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss) B	1.10	.92	.87	.68	.61
Net realized and unrealized gain (loss)	6.51	10.74	4.40	.96	7.03
Total from investment operations	7.61	11.66	5.27	1.64	7.64
Distributions from net investment income	(.94)	(.80)	(.77)	(.65)	(.60)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.94)	(.80)	(.77)	(.65)	(.62)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 61.58	$ 54.91	$ 44.05	$ 39.55	$ 38.56
Total ReturnA	13.94%	26.62%	13.50%	4.46%	24.39%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.91%	1.85%	2.15%	1.84%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,943,259	$ 1,694,212	$ 1,305,435	$ 3,379,770	$ 6,289,666
Portfolio turnover rateD	2%	2%	3%	17%	4%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss) B	1.13	.94	.89	.69	.62
Net realized and unrealized gain (loss)	6.52	10.73	4.39	.97	7.03
Total from investment operations	7.65	11.67	5.28	1.66	7.65
Distributions from net investment income	(.97)	(.82)	(.78)	(.66)	(.61)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.97)	(.82)	(.78)	(.66)	(.63)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 61.59	$ 54.91	$ 44.06	$ 39.56	$ 38.56
Total ReturnA	14.02%	26.65%	13.53%	4.51%	24.43%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	1.96%	1.89%	2.18%	1.87%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,860,117	$ 14,943,835	$ 10,262,592	$ 6,536,903	$ 5,078,759
Portfolio turnover rateD	2%	2%	3%	17%	4%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	1.13	.94	.89	.36
Net realized and unrealized gain (loss)	6.52	10.75	4.40	5.26
Total from investment operations	7.65	11.69	5.29	5.62
Distributions from net investment income	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 61.58	$ 54.91	$ 44.05	$ 39.55
Total ReturnB, C	14.01%	26.69%	13.55%	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.04%	.05%	.06%	.06%A
Expenses net of all reductions	.04%	.05%	.06%	.06%A
Net investment income (loss)	1.97%	1.90%	2.19%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307,281	$ 1,254,047	$ 876,155	$ 693,534
Portfolio turnover rateF	2%	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 54.90	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	1.14	.95	.90	.36
Net realized and unrealized gain (loss)	6.52	10.73	4.39	5.26
Total from investment operations	7.66	11.68	5.29	5.62
Distributions from net investment income	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 61.58	$ 54.90	$ 44.05	$ 39.55
Total ReturnB, C	14.04%	26.67%	13.57%	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.06%	.06%	.06%A
Expenses net of fee waivers, if any	.04% M	.05% L	.05% L	.05%A, L
Expenses net of all reductions	.04% M	.05% L	.05% L	.05%A, L
Net investment income (loss)	1.97%	1.90%	2.20%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,022,585	$ 740,877	$ 546,329	$ 189,758
Portfolio turnover rateF	2%	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .045%. MAmount represents .038%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss) B	1.14	.95	.90	.69	.63
Net realized and unrealized gain (loss)	6.51	10.74	4.39	.97	7.02
Total from investment operations	7.65	11.69	5.29	1.66	7.65
Distributions from net investment income	(.98)	(.83)	(.79)	(.66)	(.61)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.98)	(.83)	(.79)	(.66)	(.63)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 61.59	$ 54.92	$ 44.06	$ 39.56	$ 38.56
Total ReturnA	14.01%	26.69%	13.55%	4.51%	24.43%
Ratios to Average Net Assets C, E
Expenses before reductions	.04% I	.05% H	.05% H	.06%	.07%
Expenses net of fee waivers, if any	.04% I	.05% H	.05% H	.06%	.07%
Expenses net of all reductions	.04% I	.05% H	.05% H	.06%	.07%
Net investment income (loss)	1.97%	1.90%	2.20%	1.89%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,368,808	$ 5,088,489	$ 2,833,198	$ 1,494,616	$ 745,283
Portfolio turnover rateD	2%	2%	3%	17%	4%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HAmount represents .045%. IAmount represents .038%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,988,019,586
Gross unrealized depreciation	(1,107,205,246)
Net unrealized appreciation (depreciation) on securities	$ 9,880,814,340

Tax Cost	$ 21,336,613,610

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 103,638,372
Capital loss carryforward	$ (10,066,220)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,880,814,411

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (10,066,220)

The tax character of distributions paid was as follows:

	February 28, 2015	February 28, 2014
Ordinary Income	$ 439,015,704	$ 333,228,634

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $46,002,473 and a change in net unrealized appreciation (depreciation) of $(356,611) related to its investment in futures contracts. These amounts are is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares, other than short-term securities, aggregated $3,607,798,035 and $547,687,760, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2014, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .045% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the period, the total annual management fee rate was .038% of average net assets.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2014, under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .065%, .035%, .035%, and .015% of average net assets, respectively. Prior to July 1, 2014 Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 1,100,222.062
Fidelity Advantage Class	5,252,222.032
Institutional Class	431,184.032
Fidelity Advantage Institutional Class	116,121.015
	$ 6,899,749

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38,077 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,095,616.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Investor Class	.10%	$ 9,207
Fidelity Advantage Class	.06%/.05%*	2,876,958
Institutional Class	.05%/.04%*	370,431
Fidelity Advantage Institutional Class	.045%/.035%*	119,902
Class F	.035%*	20,042

* Expense limitation effective July 1, 2014.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,521.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $492.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2015	2014
From net investment income
Investor Class	$ 28,904,286	$ 24,178,210
Fidelity Advantage Class	280,925,671	212,433,599
Institutional Class	22,120,082	16,995,240
Fidelity Advantage Institutional Class	13,655,535	11,661,673
Class F	93,410,130	67,959,912
Total	$ 439,015,704	$ 333,228,634

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
Investor Class
Shares sold	11,146,915	13,726,971	$ 643,746,007	$ 685,400,376
Reinvestment of distributions	481,106	466,133	28,350,004	23,728,673
Shares redeemed	(10,928,650)	(12,971,415)	(634,264,919)	(649,468,987)
Net increase (decrease)	699,371	1,221,689	$ 37,831,092	$ 59,660,062
Fidelity Advantage Class
Shares sold	68,056,591	72,166,611	$ 3,937,110,814	$ 3,601,364,439
Reinvestment of distributions	4,282,439	3,745,162	252,482,338	190,913,094
Shares redeemed	(38,248,720)	(36,714,608)	(2,200,569,878)	(1,840,823,512)
Net increase (decrease)	34,090,310	39,197,165	$ 1,989,023,274	$ 1,951,454,021
Institutional Class
Shares sold	6,784,326	7,454,458	$ 390,867,675	$ 381,027,979
Reinvestment of distributions	376,112	333,909	22,120,082	16,995,240
Shares redeemed	(8,771,607)	(4,837,839)	(514,925,337)	(242,799,293)
Net increase (decrease)	(1,611,169)	2,950,528	$ (101,937,580)	$ 155,223,926
Fidelity Advantage Institutional Class
Shares sold	7,451,506	4,684,496	$ 441,626,023	$ 230,291,144
Reinvestment of distributions	231,729	228,738	13,655,535	11,661,673
Shares redeemed	(4,571,120)	(3,821,617)	(266,559,444)	(196,468,546)
Net increase (decrease)	3,112,115	1,091,617	$ 188,722,114	$ 45,484,271
Class F
Shares sold	26,091,484	37,948,097	$ 1,528,157,446	$ 1,934,234,147
Reinvestment of distributions	1,585,411	1,330,096	93,410,130	67,959,912
Shares redeemed	(16,933,790)	(10,922,888)	(999,242,032)	(539,429,974)
Net increase (decrease)	10,743,105	28,355,305	$ 622,325,544	$ 1,462,764,085

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,051.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,052.10	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,052.10	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 985.50	$ .98
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 985.80	$ .59
HypotheticalA		$ 1,000.00	$ 1,024.20	$ .60
Institutional Class	.07%
Actual		$ 1,000.00	$ 986.20	$ .34
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 986.20	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund - Investor Class	8.23%	17.18%	9.95%
Spartan Extended Market Index Fund - Fidelity Advantage® Class A	8.24%	17.22%	9.98%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund - Investor Class on February 28, 2005. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index performed over the same period.
Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near its all-time high for the 12 months ending February 28, 2015, supported by low interest rates and the relative strength of the U.S. economy and dollar. The large-cap S&P 500® Index returned 15.51%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 16.58%, while the small-cap Russell 2000® Index returned 5.63%, rallying from early-period weakness amid growth and valuation worries. Among S&P 500® sectors, all except one notched a double-digit gain, led by health care (+24%), information technology (+22%) and consumer staples (+22%). Energy (-7%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning midyear and attributed to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about economic growth and Ebola, as well as unrest in Syria, Iraq and Ukraine. Nevertheless, the index finished the period well above its mid-October nadir, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate, and consumer confidence that declined only slightly from its 11-year high reached in January.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Extended Market Index Fund: For the 12 months ending February 28, 2015, the fund's Investor Class and Fidelity Advantage® Class shares gained 8.23% and 8.24%, respectively, roughly in line with the 8.10% advance of its benchmark, the Dow Jones U.S. Completion Total Stock Market IndexSM. The top individual contributor in absolute terms was Skyworks Solutions, a maker of power amplifiers for mobile phones. Shares of Skyworks were up about 150% for the year, benefiting in part from robust sales of smartphones for which the company supplies components. United Continental Holdings also boosted results, as the airline industry was helped by a plummeting price of oil. In the energy sector, natural gas company Cheniere Energy did well; investors anticipated that the company would benefit from new federal regulations surrounding export permits for natural gas. Strong financial results helped boost the results of hospital operator HCA Holdings and business-oriented social networking company LinkedIn. In contrast, the biggest individual detractor was Las Vegas Sands. Economic weakness in Macau, the only legal gambling destination in China, posed a significant challenge for the casino operator. Another weak stock was 3D Systems, a maker of 3-D printers, which forecasted worse-than-expected revenue due to challenges in meeting customer demand. Of final note, the falling oil price hampered other energy stocks, including Whiting Petroleum.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
American Airlines Group, Inc.	0.8	0.6
Liberty Global PLC Class C	0.7	0.5
LinkedIn Corp.	0.6	0.5
Illumina, Inc.	0.6	0.6
Twitter, Inc.	0.5	0.1
United Continental Holdings, Inc.	0.5	0.4
Las Vegas Sands Corp.	0.5	0.6
Tesla Motors, Inc.	0.4	0.5
Cheniere Energy, Inc.	0.4	0.4
BioMarin Pharmaceutical, Inc.	0.4	0.3
	5.4
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	21.9
Information Technology	16.7	15.3
Consumer Discretionary	16.2	15.5
Industrials	14.6	15.3
Health Care	12.5	11.8
Materials	4.9	5.4
Energy	4.3	6.7
Utilities	3.1	3.2
Consumer Staples	3.0	2.8
Telecommunication Services	1.0	1.3

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)(d)	258,621	$ 6,444,835
Autoliv, Inc. (d)	320,033	36,003,713
Clean Diesel Technologies, Inc. (a)(d)	33,479	68,297
Cooper Tire & Rubber Co.	199,906	7,608,422
Cooper-Standard Holding, Inc. (a)	48,481	2,628,155
Dana Holding Corp. (d)	581,389	12,703,350
Dorman Products, Inc. (a)(d)	105,504	4,653,781
Drew Industries, Inc. (a)(d)	78,727	4,644,106
Federal-Mogul Corp. Class A (a)	112,607	1,471,773
Fox Factory Holding Corp. (a)(d)	60,496	901,390
Fuel Systems Solutions, Inc. (a)(d)	54,919	595,322
Gentex Corp.	1,021,362	17,996,398
Gentherm, Inc. (a)	121,322	5,635,407
Jason Industries, Inc. (a)	15,095	107,929
Lear Corp.	276,480	30,114,202
Modine Manufacturing Co. (a)	171,375	2,221,020
Motorcar Parts of America, Inc. (a)	60,748	1,594,635
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	81,032	251,199
Remy International, Inc.	107,914	2,467,993
Shiloh Industries, Inc. (a)	26,252	325,787
Spartan Motors, Inc.	116,298	579,164
Standard Motor Products, Inc.	74,706	3,131,676
Stoneridge, Inc. (a)	89,076	1,028,828
Strattec Security Corp. (d)	11,482	780,891
Superior Industries International, Inc.	84,602	1,642,971
Sypris Solutions, Inc.	33,998	84,995
Tenneco, Inc. (a)(d)	206,452	12,023,764
Tower International, Inc. (a)	69,138	1,871,566
TRW Automotive Holdings Corp. (a)	381,316	39,748,380
UQM Technologies, Inc. (a)(d)	137,888	146,161
Visteon Corp. (a)	152,560	15,336,857
		214,812,967
Automobiles - 0.5%
Tesla Motors, Inc. (a)(d)	333,530	67,819,990
Thor Industries, Inc. (d)	161,200	9,939,592
Winnebago Industries, Inc. (d)	100,663	2,336,388
		80,095,970
Distributors - 0.3%
Core-Mark Holding Co., Inc.	83,058	5,840,639
LKQ Corp. (a)	1,044,480	25,668,096
Pool Corp. (d)	154,363	10,677,289
VOXX International Corp. (a)(d)	62,477	537,302
Weyco Group, Inc.	16,952	456,687
		43,180,013
Diversified Consumer Services - 0.7%
2U, Inc. (d)	28,510	526,865
American Public Education, Inc. (a)(d)	58,621	1,899,320

	Shares	Value
Apollo Education Group, Inc. Class A (non-vtg.) (a)	337,878	$ 9,342,327
Ascent Capital Group, Inc. (a)(d)	44,999	1,978,606
Bridgepoint Education, Inc. (a)	54,320	549,718
Bright Horizons Family Solutions, Inc. (a)(d)	126,710	6,424,197
Cambium Learning Group, Inc. (a)	16,192	43,233
Capella Education Co.	38,122	2,471,068
Career Education Corp. (a)(d)	187,149	999,376
Carriage Services, Inc.	53,923	1,239,690
Chegg, Inc. (a)(d)	174,618	1,417,898
Collectors Universe, Inc.	17,833	406,057
DeVry, Inc.	199,686	7,298,523
Graham Holdings Co.	15,240	15,032,431
Grand Canyon Education, Inc. (a)	157,575	7,226,390
Houghton Mifflin Harcourt Co. (a)(d)	376,340	7,444,005
ITT Educational Services, Inc. (a)(d)	66,029	488,615
K12, Inc. (a)	105,616	1,788,079
Liberty Tax, Inc. (a)(d)	13,640	387,649
LifeLock, Inc. (a)(d)	260,798	3,645,956
Lincoln Educational Services Corp. (d)	84,172	245,782
National American University Holdings, Inc.	23,237	75,520
Regis Corp. (a)	155,503	2,494,268
Service Corp. International	716,718	17,810,442
ServiceMaster Global Holdings, Inc.	250,277	8,657,081
Sotheby's Class A (Ltd. vtg.) (d)	219,728	9,657,046
Steiner Leisure Ltd. (a)(d)	48,129	2,219,709
Strayer Education, Inc. (a)(d)	37,506	2,282,990
Universal Technical Institute, Inc.	75,572	743,628
Weight Watchers International, Inc. (a)(d)	97,008	1,099,101
		115,895,570
Hotels, Restaurants & Leisure - 3.2%
AG&E Holdings, Inc. (a)(d)	4,238	3,475
Ambassadors Group, Inc. (a)	48,627	120,109
ARAMARK Holdings Corp.	509,164	16,115,041
Ark Restaurants Corp.	8,457	205,505
Belmond Ltd. Class A (a)	314,268	3,843,498
Biglari Holdings, Inc. (a)(d)	6,667	2,901,545
BJ's Restaurants, Inc. (a)(d)	82,017	4,282,928
Bloomin' Brands, Inc.	358,123	9,225,248
Bob Evans Farms, Inc. (d)	85,237	4,993,183
Boyd Gaming Corp. (a)(d)	258,452	3,569,222
Bravo Brio Restaurant Group, Inc. (a)	63,389	825,959
Brinker International, Inc.	223,955	13,316,364
Buffalo Wild Wings, Inc. (a)(d)	63,952	12,222,506
Caesars Entertainment Corp. (a)(d)	145,992	1,547,515
Carrols Restaurant Group, Inc. (a)	103,693	813,990
Century Casinos, Inc. (a)	65,094	366,479
Choice Hotels International, Inc. (d)	131,901	8,371,756
Churchill Downs, Inc.	48,125	5,286,050
Chuy's Holdings, Inc. (a)(d)	60,855	1,367,412
ClubCorp Holdings, Inc.	86,494	1,539,593
Cosi, Inc. (a)(d)	94,577	254,412
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Cracker Barrel Old Country Store, Inc. (d)	83,238	$ 12,571,435
Dave & Buster's Entertainment, Inc. (d)	40,681	1,269,247
Del Frisco's Restaurant Group, Inc. (a)	86,188	1,731,517
Denny's Corp. (a)	321,735	3,703,170
Diamond Resorts International, Inc. (a)(d)	169,251	5,864,547
DineEquity, Inc.	62,021	6,731,139
Diversified Restaurant Holdings, Inc. (a)	33,035	158,568
Domino's Pizza, Inc.	187,523	19,039,210
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	32,639
Dover Motorsports, Inc.	22,686	56,715
Dunkin' Brands Group, Inc.	361,407	16,935,532
El Pollo Loco Holdings, Inc. (a)(d)	45,745	1,124,870
Eldorado Resorts, Inc. (a)	82,401	379,045
Empire Resorts, Inc. (a)(d)	46,820	251,423
Entertainment Gaming Asia, Inc.	10,476	18,438
Extended Stay America, Inc. unit	186,753	3,604,333
Famous Dave's of America, Inc. (a)(d)	17,917	550,410
Fiesta Restaurant Group, Inc. (a)(d)	90,125	5,859,026
Flanigan's Enterprises, Inc.	1,120	42,840
Frisch's Restaurants, Inc.	8,068	226,549
Full House Resorts, Inc. (a)	24,413	35,643
Gaming Partners International Corp. (a)	1,584	13,306
Good Times Restaurants, Inc. (a)(d)	12,880	108,063
Hilton Worldwide Holdings, Inc. (a)	1,420,634	40,161,323
Hyatt Hotels Corp. Class A (a)	197,385	11,949,688
Ignite Restaurant Group, Inc. (a)	17,224	122,807
International Game Technology	848,658	15,140,059
International Speedway Corp. Class A (d)	100,063	3,104,955
Interval Leisure Group, Inc. (d)	143,029	3,861,783
Intrawest Resorts Holdings, Inc.	53,255	502,727
Isle of Capri Casinos, Inc. (a)	74,961	934,764
Jack in the Box, Inc.	136,919	13,238,698
Jamba, Inc. (a)(d)	49,896	755,425
Kona Grill, Inc. (a)(d)	28,309	692,438
Krispy Kreme Doughnuts, Inc. (a)(d)	233,019	5,084,475
La Quinta Holdings, Inc.	228,990	5,085,868
Lakes Entertainment, Inc. (a)	33,424	284,104
Las Vegas Sands Corp. (d)	1,276,936	72,657,658
Life Time Fitness, Inc. (a)(d)	125,115	7,231,647
Luby's, Inc. (a)	44,918	251,541
Marcus Corp.	66,704	1,300,061
Marriott Vacations Worldwide Corp.	107,619	8,185,501
MGM Mirage, Inc. (a)	1,234,603	26,827,923
Monarch Casino & Resort, Inc. (a)	31,105	566,111
Morgans Hotel Group Co. (a)	89,969	698,159
Nathan's Famous, Inc. (a)	8,467	692,262
Noodles & Co. (a)(d)	43,037	784,565
Norwegian Cruise Line Holdings Ltd. (a)	345,532	17,041,638
Panera Bread Co. Class A (a)(d)	89,182	14,396,650

	Shares	Value
Papa John's International, Inc. (d)	108,217	$ 6,692,139
Papa Murphy's Holdings, Inc. (d)	14,294	190,968
Penn National Gaming, Inc. (a)(d)	234,807	3,825,006
Pinnacle Entertainment, Inc. (a)(d)	200,314	5,156,082
Popeyes Louisiana Kitchen, Inc. (a)(d)	85,411	5,125,514
Potbelly Corp. (a)(d)	64,510	867,014
Premier Exhibitions, Inc. (a)(d)	89,421	32,192
Rave Restaurant Group, Inc. (a)(d)	23,021	299,733
RCI Hospitality Holdings, Inc. (a)	25,778	269,380
Red Lion Hotels Corp. (a)	45,825	311,610
Red Robin Gourmet Burgers, Inc. (a)	47,094	3,930,936
Ruby Tuesday, Inc. (a)(d)	207,290	1,363,968
Ruth's Hospitality Group, Inc.	129,505	1,976,246
Scientific Games Corp. Class A (a)(d)	172,823	2,334,839
SeaWorld Entertainment, Inc.	232,739	4,361,529
Six Flags Entertainment Corp.	308,605	13,976,720
Sonic Corp. (d)	187,706	5,967,174
Speedway Motorsports, Inc.	37,455	888,433
Texas Roadhouse, Inc. Class A (d)	206,875	7,786,775
The Cheesecake Factory, Inc.	156,881	7,454,985
Town Sports International Holdings, Inc. (d)	75,993	525,872
Vail Resorts, Inc.	128,165	11,254,169
Wendy's Co.	938,519	10,408,176
Zoe's Kitchen, Inc. (d)	54,857	1,882,144
		519,913,889
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	35,197	904,915
Beazer Homes U.S.A., Inc. (a)(d)	97,397	1,659,645
Blyth, Inc.	30,867	227,181
Cavco Industries, Inc. (a)	26,518	1,900,280
Century Communities, Inc. (d)	10,008	185,648
Comstock Holding Companies, Inc. Class A (a)(d)	37,485	36,360
CSS Industries, Inc.	27,206	786,253
Dixie Group, Inc. (a)(d)	45,824	404,168
Emerson Radio Corp. (a)	24,397	32,692
Ethan Allen Interiors, Inc. (d)	98,548	2,644,043
Flexsteel Industries, Inc.	18,647	556,613
GoPro, Inc. Class A (d)	96,194	4,038,224
Green Brick Partners, Inc. (a)(d)	39,405	321,151
Helen of Troy Ltd. (a)	92,219	7,065,820
Hooker Furniture Corp.	32,841	605,916
Hovnanian Enterprises, Inc. Class A (a)(d)	440,144	1,646,139
Installed Building Products, Inc. (a)(d)	55,278	964,048
iRobot Corp. (a)(d)	102,398	3,363,774
Jarden Corp. (a)	613,238	32,544,541
KB Home	306,757	4,279,260
Koss Corp.	1,389	2,959
La-Z-Boy, Inc.	186,390	4,650,431
LGI Homes, Inc. (a)(d)	43,673	618,410
Libbey, Inc.	79,425	3,020,533
Lifetime Brands, Inc.	32,451	519,541
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M.D.C. Holdings, Inc. (d)	131,539	$ 3,575,230
M/I Homes, Inc. (a)(d)	86,608	1,885,456
Meritage Homes Corp. (a)(d)	131,106	5,835,528
NACCO Industries, Inc. Class A	20,539	1,147,103
New Home Co. LLC (a)(d)	27,236	395,467
Nova LifeStyle, Inc. (a)(d)	28,221	74,221
NVR, Inc. (a)(d)	13,848	18,445,536
Ryland Group, Inc. (d)	153,341	6,977,016
Skullcandy, Inc. (a)(d)	64,637	672,871
Skyline Corp. (a)	14,802	53,435
Standard Pacific Corp. (a)(d)	535,919	4,683,932
Stanley Furniture Co., Inc. (a)	37,789	125,837
Taylor Morrison Home Corp. (a)(d)	104,442	2,013,642
Tempur Sealy International, Inc. (a)(d)	207,741	11,947,185
Toll Brothers, Inc. (a)(d)	551,662	21,134,171
TRI Pointe Homes, Inc. (a)	505,425	8,026,149
Tupperware Brands Corp. (d)	171,894	12,273,232
Turtle Beach Corp. (a)(d)	43,489	102,634
UCP, Inc. (a)	26,900	244,790
Universal Electronics, Inc. (a)	54,073	3,055,665
WCI Communities, Inc. (a)(d)	33,253	795,412
William Lyon Homes, Inc. (a)(d)	65,299	1,481,634
Zagg, Inc. (a)	90,622	697,789
		178,622,480
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	117,088	1,461,258
Blue Nile, Inc. (a)(d)	48,330	1,448,933
CafePress, Inc. (a)	18,875	60,211
EVINE Live, Inc. (a)	136,770	865,754
FTD Companies, Inc. (a)(d)	66,872	2,327,146
Gaiam, Inc. Class A (a)	44,181	282,317
Geeknet, Inc. (a)	16,239	117,570
Groupon, Inc. Class A (a)(d)	1,446,030	11,828,525
HSN, Inc.	121,022	8,177,457
Lands' End, Inc. (a)(d)	44,384	1,627,561
Liberty Interactive Corp.:
(Venture Group) Series A (a)	478,044	19,207,808
Series A (a)	1,637,091	48,343,297
Liberty TripAdvisor Holdings, Inc. (a)	255,206	8,429,454
NutriSystem, Inc. (d)	114,343	1,967,843
Orbitz Worldwide, Inc. (a)	315,534	3,653,884
Overstock.com, Inc. (a)(d)	48,655	1,105,442
PetMed Express, Inc. (d)	75,157	1,156,666
Shutterfly, Inc. (a)(d)	129,741	6,228,865
Travelport Worldwide Ltd. (d)	100,416	1,600,631
U.S. Auto Parts Network, Inc. (a)	51,915	144,324
Wayfair LLC Class A (d)	35,888	837,985
zulily, Inc. Class A (a)(d)	60,381	845,938
		121,718,869

	Shares	Value
Leisure Products - 0.5%
Arctic Cat, Inc.	47,692	$ 1,738,850
Black Diamond, Inc. (a)(d)	70,114	508,327
Brunswick Corp.	312,990	16,976,578
Callaway Golf Co.	268,658	2,415,235
Escalade, Inc.	27,401	424,716
JAKKS Pacific, Inc. (a)(d)	75,785	504,728
Johnson Outdoors, Inc. Class A (d)	22,481	754,013
Leapfrog Enterprises, Inc. Class A (a)(d)	208,450	535,717
Malibu Boats, Inc. Class A (a)(d)	44,598	903,110
Marine Products Corp.	22,297	181,944
Nautilus, Inc. (a)	95,784	1,461,664
Polaris Industries, Inc.	213,119	32,677,536
Smith & Wesson Holding Corp. (a)(d)	179,990	2,435,265
Sturm, Ruger & Co., Inc. (d)	66,363	3,448,221
Summer Infant, Inc. (a)	37,416	102,146
Vista Outdoor, Inc. (a)	220,674	9,634,627
		74,702,677
Media - 3.4%
A.H. Belo Corp. Class A	70,842	615,617
AMC Entertainment Holdings, Inc. Class A	68,798	2,365,275
AMC Networks, Inc. Class A (a)(d)	202,319	14,571,014
Ballantyne of Omaha, Inc. (a)	47,765	215,898
Beasley Broadcast Group, Inc. Class A	5,286	26,536
Carmike Cinemas, Inc. (a)	82,780	2,586,875
Central European Media Enterprises Ltd. Class A (a)(d)	252,596	714,847
Charter Communications, Inc. Class A (a)	280,393	50,638,976
Cinedigm Corp. (a)	237,315	367,838
Cinemark Holdings, Inc.	361,871	14,735,387
Clear Channel Outdoor Holding, Inc. Class A (a)	134,797	1,315,619
Crown Media Holdings, Inc. Class A (a)	111,752	383,309
Cumulus Media, Inc. Class A (a)(d)	426,497	1,701,723
Dex Media, Inc. (a)(d)	43,261	292,012
DISH Network Corp. Class A (a)	731,665	54,904,142
DreamWorks Animation SKG, Inc. Class A (a)(d)	250,693	5,367,337
E.W. Scripps Co. Class A (a)(d)	110,895	2,557,239
Emmis Communications Corp. Class A (a)(d)	99,045	212,947
Entercom Communications Corp. Class A (a)(d)	61,546	700,393
Entravision Communication Corp. Class A	226,807	1,555,896
Global Eagle Entertainment, Inc. (a)(d)	183,765	2,444,075
Gray Television, Inc. (a)(d)	162,058	1,772,915
Harte-Hanks, Inc.	168,026	1,302,202
Hemisphere Media Group, Inc. (a)(d)	25,611	322,186
Insignia Systems, Inc. (a)	22,896	69,375
John Wiley & Sons, Inc. Class A	163,947	10,600,813
Journal Communications, Inc. Class A (a)(d)	144,064	1,711,480
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Lee Enterprises, Inc. (a)(d)	177,698	$ 534,871
Liberty Broadband Corp.:
Class A (a)	86,851	4,504,093
Class C (a)	225,814	11,755,877
Liberty Global PLC:
Class A (a)	848,434	45,866,342
Class C (d)	2,090,987	109,086,792
Liberty Media Corp.:
Class A (a)	347,405	13,397,674
Class C (a)	694,810	26,819,666
Lions Gate Entertainment Corp. (d)	280,776	9,150,490
Live Nation Entertainment, Inc. (a)	501,239	12,826,706
Loral Space & Communications Ltd. (a)	49,449	3,517,307
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	86,467	408,989
Media General, Inc. (a)(d)	274,564	4,093,749
Meredith Corp.	132,432	7,103,652
Morningstar, Inc.	76,494	5,710,277
National CineMedia, Inc. (d)	220,190	3,355,696
New Media Investment Group, Inc.	136,001	3,359,225
Nexstar Broadcasting Group, Inc. Class A (d)	103,717	5,655,688
NTN Communications, Inc. (a)	49,847	21,579
Radio One, Inc. Class D (non-vtg.) (a)(d)	99,600	259,956
ReachLocal, Inc. (a)(d)	43,634	130,466
Reading International, Inc. Class A (a)	51,775	672,040
Regal Entertainment Group Class A	283,162	6,693,950
Rentrak Corp. (a)(d)	38,192	2,091,012
RLJ Entertainment, Inc. (a)	42,349	72,417
Saga Communications, Inc. Class A	16,931	676,901
Salem Communications Corp. Class A	28,498	211,170
Scholastic Corp.	93,383	3,456,105
SFX Entertainment, Inc. (a)(d)	136,547	649,964
Sinclair Broadcast Group, Inc. Class A (d)	253,255	6,954,382
Sirius XM Holdings, Inc. (a)	9,081,554	35,327,245
Sizmek, Inc. (a)	83,242	657,612
Spanish Broadcasting System, Inc. Class A (a)	17,489	65,234
SPAR Group, Inc. (a)	4,346	6,780
Starz Series A (a)(d)	296,188	9,845,289
The Madison Square Garden Co. Class A (a)	210,240	16,472,304
The McClatchy Co. Class A (a)	208,390	483,465
The New York Times Co. Class A	448,151	6,269,632
Time, Inc.	380,982	9,029,273
Townsquare Media, Inc.	2,819	37,295
Tribune Publishing Co. (d)	70,662	1,519,233
Value Line, Inc.	1,396	22,643
World Wrestling Entertainment, Inc. Class A (d)	105,315	1,731,379
		544,556,346

	Shares	Value
Multiline Retail - 0.3%
Big Lots, Inc. (d)	192,485	$ 9,183,459
Burlington Stores, Inc. (a)	207,476	11,529,441
Dillard's, Inc. Class A (d)	86,717	11,287,085
Fred's, Inc. Class A	123,849	2,313,499
Gordmans Stores, Inc. (a)(d)	23,635	92,886
JC Penney Corp., Inc. (a)(d)	1,046,393	8,894,341
Sears Holdings Corp. (a)(d)	172,659	6,491,978
The Bon-Ton Stores, Inc. (d)	46,249	256,682
Tuesday Morning Corp. (a)(d)	149,601	2,839,427
		52,888,798
Specialty Retail - 3.0%
Aarons, Inc. Class A	222,302	6,626,823
Abercrombie & Fitch Co. Class A (d)	244,473	6,048,262
Advance Auto Parts, Inc.	250,371	38,789,979
Aeropostale, Inc. (a)	259,054	1,043,988
America's Car Mart, Inc. (a)(d)	28,636	1,523,578
American Eagle Outfitters, Inc. (d)	598,685	8,962,314
ANN, Inc. (a)	160,991	5,781,187
Appliance Recycling Centers of America, Inc. (a)	2,967	7,952
Asbury Automotive Group, Inc. (a)	106,556	8,382,761
Ascena Retail Group, Inc. (a)	458,637	6,145,736
Barnes & Noble, Inc. (a)(d)	139,842	3,482,066
bebe stores, Inc.	123,042	452,795
Big 5 Sporting Goods Corp.	67,233	859,238
Books-A-Million, Inc. (a)	28,953	74,120
Boot Barn Holdings, Inc.	14,346	353,055
Brown Shoe Co., Inc.	148,606	4,458,180
Build-A-Bear Workshop, Inc. (a)(d)	42,241	915,362
Cabela's, Inc. Class A (a)(d)	164,423	8,951,188
Chico's FAS, Inc.	544,649	9,928,951
Christopher & Banks Corp. (a)(d)	129,017	645,085
Citi Trends, Inc. (a)	51,244	1,365,653
Conn's, Inc. (a)(d)	84,164	2,175,639
CST Brands, Inc.	269,002	11,198,553
Destination Maternity Corp.	42,518	696,445
Destination XL Group, Inc. (a)(d)	150,273	709,289
Dick's Sporting Goods, Inc.	346,668	18,751,272
Dover Saddlery, Inc. (a)	1,537	7,147
DSW, Inc. Class A	246,077	9,274,642
Express, Inc. (a)	285,681	3,948,111
Finish Line, Inc. Class A	168,959	4,136,116
Five Below, Inc. (a)(d)	184,423	5,852,664
Foot Locker, Inc.	484,301	27,203,187
Francesca's Holdings Corp. (a)	141,202	2,116,618
Genesco, Inc. (a)(d)	85,030	6,243,753
GNC Holdings, Inc.	311,409	14,975,659
Group 1 Automotive, Inc.	73,930	6,013,466
Guess?, Inc. (d)	220,089	3,985,812
Haverty Furniture Companies, Inc.	67,771	1,562,122
hhgregg, Inc. (a)(d)	51,212	327,757
Hibbett Sports, Inc. (a)(d)	89,175	4,361,549
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Kirkland's, Inc. (a)(d)	53,316	$ 1,267,321
Lithia Motors, Inc. Class A (sub. vtg.) (d)	78,414	7,406,986
Lumber Liquidators Holdings, Inc. (a)(d)	93,069	4,826,558
MarineMax, Inc. (a)(d)	91,255	2,313,314
Mattress Firm Holding Corp. (a)(d)	54,318	3,308,509
Michaels Companies, Inc. (d)	162,599	4,585,292
Monro Muffler Brake, Inc. (d)	104,936	6,636,153
Murphy U.S.A., Inc. (a)(d)	154,314	10,954,751
New York & Co., Inc. (a)	101,159	226,596
Office Depot, Inc. (a)	1,674,678	15,691,733
Outerwall, Inc.	69,070	4,456,396
Pacific Sunwear of California, Inc. (a)	152,515	425,517
Penske Automotive Group, Inc.	149,572	7,378,387
Perfumania Holdings, Inc. (a)	10,679	58,521
Pier 1 Imports, Inc. (d)	325,225	3,922,214
Rent-A-Center, Inc. (d)	184,904	5,103,350
Restoration Hardware Holdings, Inc. (a)(d)	122,996	10,835,948
Sally Beauty Holdings, Inc. (a)	434,993	14,580,965
Sears Hometown & Outlet Stores, Inc. (a)(d)	48,309	642,027
Select Comfort Corp. (a)	189,184	6,072,806
Shoe Carnival, Inc.	52,398	1,285,847
Signet Jewelers Ltd.	276,774	33,179,667
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	3,109,971
Sportsman's Warehouse Holdings, Inc. (d)	38,846	285,907
Stage Stores, Inc.	107,717	2,307,298
Stein Mart, Inc.	98,915	1,626,163
Systemax, Inc. (a)	32,691	393,273
Tandy Leather Factory, Inc.	3,074	27,635
The Buckle, Inc. (d)	98,501	4,954,600
The Cato Corp. Class A (sub. vtg.)	93,688	4,154,126
The Children's Place Retail Stores, Inc. (d)	76,274	4,346,855
The Container Store Group, Inc. (a)(d)	43,525	801,731
The Men's Wearhouse, Inc.	159,656	8,013,135
The Pep Boys - Manny, Moe & Jack (a)(d)	186,870	1,659,406
Tile Shop Holdings, Inc. (a)(d)	81,131	895,686
Tilly's, Inc. (a)	34,668	435,430
Trans World Entertainment Corp.	29,120	110,365
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	222,149	31,269,693
Vitamin Shoppe, Inc. (a)(d)	106,125	4,499,700
West Marine, Inc. (a)	47,720	536,850
Williams-Sonoma, Inc.	298,119	23,983,674
Winmark Corp.	7,287	598,263
Zumiez, Inc. (a)(d)	76,306	2,962,199
		480,468,892
Textiles, Apparel & Luxury Goods - 1.1%
American Apparel, Inc. (a)(d)	471,454	417,237

	Shares	Value
Carter's, Inc.	183,967	$ 16,330,751
Charles & Colvard Ltd. (a)	45,090	67,635
Cherokee, Inc.	28,809	525,764
Columbia Sportswear Co.	90,872	5,078,836
Crocs, Inc. (a)(d)	301,863	3,365,772
Crown Crafts, Inc.	2,227	18,484
Culp, Inc.	26,390	573,719
Deckers Outdoor Corp. (a)(d)	119,905	8,901,747
Delta Apparel, Inc. (a)	17,128	151,583
DGSE Companies, Inc. (a)(d)	6,929	9,701
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	17,315
G-III Apparel Group Ltd. (a)(d)	64,905	6,829,953
Hanesbrands, Inc.	341,491	43,553,762
Iconix Brand Group, Inc. (a)(d)	163,617	5,525,346
Joe's Jeans, Inc. (a)	173,010	29,412
Kate Spade & Co. (a)	436,008	15,020,476
Lakeland Industries, Inc. (a)(d)	20,493	203,086
lululemon athletica, Inc. (a)(d)	361,440	24,736,954
Movado Group, Inc. (d)	64,810	1,664,969
Oxford Industries, Inc. (d)	53,060	2,919,892
Perry Ellis International, Inc. (a)(d)	47,883	1,130,039
Quiksilver, Inc. (a)(d)	451,488	948,125
Rocky Brands, Inc.	24,170	480,500
Sequential Brands Group, Inc. (a)(d)	95,325	965,642
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	140,354	9,563,722
Steven Madden Ltd. (a)	204,549	7,468,084
Superior Uniform Group, Inc.	24,574	450,933
Tumi Holdings, Inc. (a)(d)	202,709	4,741,364
Unifi, Inc. (a)(d)	51,404	1,661,377
Vera Bradley, Inc. (a)(d)	83,488	1,668,925
Vince Holding Corp. (a)(d)	54,563	1,240,217
Wolverine World Wide, Inc. (d)	344,817	10,537,608
		176,798,930
TOTAL CONSUMER DISCRETIONARY		2,603,655,401
CONSUMER STAPLES - 3.0%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	30,146	8,067,070
Castle Brands, Inc. (a)(d)	356,392	538,152
Coca-Cola Bottling Co. Consolidated	16,170	1,687,986
Craft Brew Alliance, Inc. (a)(d)	36,075	450,938
Crystal Rock Holdings, Inc. (a)	4,384	3,113
MGP Ingredients, Inc.	43,868	683,902
National Beverage Corp. (a)	48,005	1,075,792
Primo Water Corp. (a)	66,688	272,087
REED'S, Inc. (a)(d)	27,179	146,767
		12,925,807
Food & Staples Retailing - 0.7%
Andersons, Inc. (d)	91,732	4,060,976
Casey's General Stores, Inc.	131,718	11,558,255
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Chefs' Warehouse Holdings (a)(d)	70,559	$ 1,429,525
Diplomat Pharmacy, Inc. (d)	45,000	1,350,000
Fairway Group Holdings Corp. (a)(d)	95,758	533,372
Fresh Market, Inc. (a)(d)	149,076	5,673,833
Ingles Markets, Inc. Class A (d)	40,864	1,766,959
Liberator Medical Holdings, Inc. (d)	150,045	574,672
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	32,577	959,393
Pantry, Inc. (a)	83,779	3,074,689
PriceSmart, Inc. (d)	69,268	5,502,650
Rite Aid Corp. (a)	3,149,413	25,132,316
Roundy's, Inc. (a)(d)	124,193	505,466
Smart & Final Stores, Inc.	47,320	712,639
SpartanNash Co.	132,984	3,530,725
Sprouts Farmers Market LLC (a)(d)	431,063	15,867,429
SUPERVALU, Inc. (a)(d)	691,270	6,829,748
United Natural Foods, Inc. (a)(d)	171,372	14,230,731
Village Super Market, Inc. Class A	17,618	486,785
Weis Markets, Inc. (d)	43,260	2,040,574
		105,820,737
Food Products - 1.4%
Alico, Inc.	8,218	375,316
B&G Foods, Inc. Class A (d)	188,544	5,401,786
Boulder Brands, Inc. (a)(d)	196,281	2,023,657
Bunge Ltd.	501,826	41,039,330
Cal-Maine Foods, Inc. (d)	110,514	4,158,642
Calavo Growers, Inc. (d)	52,257	2,192,181
Coffee Holding Co., Inc. (a)	9,926	50,325
Darling International, Inc. (a)	556,875	9,700,763
Dean Foods Co. (d)	326,451	5,262,390
Diamond Foods, Inc. (a)	88,734	2,391,381
Farmer Brothers Co. (a)(d)	24,606	596,203
Flowers Foods, Inc.	634,466	13,729,844
Fresh Del Monte Produce, Inc.	130,882	4,608,355
Freshpet, Inc. (d)	33,790	622,750
Golden Enterprises Ltd.	2,595	10,121
Ingredion, Inc.	256,977	21,126,079
Inventure Foods, Inc. (a)	76,402	770,896
J&J Snack Foods Corp.	52,992	5,362,260
John B. Sanfilippo & Son, Inc.	26,450	979,973
Lancaster Colony Corp.	70,760	6,467,464
Landec Corp. (a)(d)	98,798	1,379,220
Lifeway Foods, Inc. (a)	18,911	354,203
Limoneira Co. (d)	37,599	785,819
Omega Protein Corp. (a)	68,753	734,282
Pilgrims Pride Corp. (d)	212,861	5,838,777
Pinnacle Foods, Inc.	318,280	11,553,564
Post Holdings, Inc. (a)(d)	178,006	8,807,737
Rocky Mountain Chocolate Factory, Inc.	3,001	45,975
S&W Seed Co. (a)(d)	38,997	166,517

	Shares	Value
Sanderson Farms, Inc. (d)	72,669	$ 6,192,125
Seaboard Corp. (a)(d)	982	3,937,820
Seneca Foods Corp. Class A (a)(d)	22,104	597,692
Snyders-Lance, Inc.	179,002	5,522,212
The Hain Celestial Group, Inc. (a)(d)	345,036	21,575,101
Tootsie Roll Industries, Inc. (d)	87,006	2,869,458
TreeHouse Foods, Inc. (a)(d)	144,277	12,055,786
WhiteWave Foods Co. (a)	600,949	24,608,862
		233,894,866
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	143,982	1,393,746
Church & Dwight Co., Inc.	460,044	39,168,146
Energizer Holdings, Inc.	215,504	28,840,900
Harbinger Group, Inc. (a)(d)	343,850	4,236,232
Ocean Bio-Chem, Inc. (d)	26,292	131,986
Oil-Dri Corp. of America	15,023	456,249
Orchids Paper Products Co.	28,220	795,240
Spectrum Brands Holdings, Inc.	75,052	7,030,871
WD-40 Co.	50,695	4,116,434
		86,169,804
Personal Products - 0.2%
CCA Industries, Inc. (a)	3,083	10,729
Coty, Inc. Class A (d)	242,905	5,489,653
Cyanotech Corp. (a)(d)	3,808	30,464
Elizabeth Arden, Inc. (a)(d)	90,496	1,515,808
Herbalife Ltd. (d)	238,189	7,386,241
Inter Parfums, Inc.	62,362	1,772,952
LifeVantage Corp. (a)(d)	379,647	372,054
Mannatech, Inc. (a)	4,519	103,982
MediFast, Inc. (a)(d)	48,925	1,547,987
MYOS Corp. (a)	849	5,069
Natural Alternatives International, Inc. (a)	20,104	110,974
Nature's Sunshine Products, Inc.	30,878	402,958
Nu Skin Enterprises, Inc. Class A	205,841	11,152,465
Nutraceutical International Corp. (a)(d)	27,721	454,070
Reliv International, Inc. (a)	10,690	11,652
Revlon, Inc. (a)	46,040	1,554,310
RiceBran Technologies (a)(d)	15,640	63,655
Rock Creek Pharmaceuticals, Inc. (a)(d)	589,710	73,714
Synutra International, Inc. (a)(d)	35,099	199,011
The Female Health Co. (d)	62,402	216,535
United-Guardian, Inc.	6,016	117,132
USANA Health Sciences, Inc. (a)	23,517	2,351,935
		34,943,350
Tobacco - 0.1%
22nd Century Group, Inc. (a)(d)	131,525	107,469
Alliance One International, Inc. (a)	373,396	354,726
Universal Corp. (d)	85,449	4,093,862
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Vapor Corp. (a)(d)	43,151	$ 51,350
Vector Group Ltd. (d)	248,141	5,719,650
		10,327,057
TOTAL CONSUMER STAPLES		484,081,621
ENERGY - 4.3%
Energy Equipment & Services - 1.4%
Aspen Aerogels, Inc. (d)	13,067	103,621
Atwood Oceanics, Inc. (d)	214,856	6,662,685
Basic Energy Services, Inc. (a)(d)	116,415	866,128
Bristow Group, Inc.	126,302	7,823,146
C&J Energy Services, Inc. (a)(d)	156,985	2,139,706
Carbo Ceramics, Inc. (d)	68,426	2,493,443
Core Laboratories NV (d)	151,073	16,605,944
Dawson Geophysical Co. (a)	64,400	337,456
Dresser-Rand Group, Inc. (a)	265,263	21,589,756
Dril-Quip, Inc. (a)	140,583	10,214,761
ENGlobal Corp. (a)	49,530	84,201
Enservco Corp. (a)(d)	77,749	163,273
Era Group, Inc. (a)(d)	68,501	1,511,132
Exterran Holdings, Inc.	236,420	7,676,557
FMSA Holdings, Inc. (d)	86,412	582,417
Forbes Energy Services Ltd. (a)(d)	27,033	28,655
Forum Energy Technologies, Inc. (a)	221,033	4,316,774
Frank's International NV (d)	117,904	2,093,975
Geospace Technologies Corp. (a)(d)	44,356	826,352
Glori Energy, Inc. (a)(d)	55,391	168,943
GreenHunter Energy, Inc. (a)(d)	80,259	53,774
Gulf Island Fabrication, Inc.	43,462	696,696
Gulfmark Offshore, Inc. Class A (d)	86,906	1,428,735
Helix Energy Solutions Group, Inc. (a)(d)	334,224	5,160,419
Hercules Offshore, Inc. (a)(d)	544,655	245,095
Hornbeck Offshore Services, Inc. (a)(d)	114,180	2,381,795
Independence Contract Drilling, Inc. (d)	36,756	209,877
ION Geophysical Corp. (a)(d)	451,417	1,029,231
Key Energy Services, Inc. (a)(d)	445,865	914,023
Matrix Service Co. (a)	89,548	1,665,593
McDermott International, Inc. (a)(d)	846,007	2,115,018
Mitcham Industries, Inc. (a)(d)	40,926	258,243
Natural Gas Services Group, Inc. (a)(d)	42,549	820,345
Newpark Resources, Inc. (a)(d)	318,031	3,011,754
Nuverra Environmental Solutions, Inc. (a)(d)	55,706	208,340
Oceaneering International, Inc.	361,829	19,730,535
Oil States International, Inc. (a)	181,234	7,880,054
Paragon Offshore PLC (d)	286,471	590,130
Parker Drilling Co. (a)(d)	419,447	1,296,091
Patterson-UTI Energy, Inc.	498,242	9,309,652
PHI, Inc. (non-vtg.) (a)	44,581	1,436,400
Pioneer Energy Services Corp. (a)	219,417	1,167,298

	Shares	Value
Profire Energy, Inc. (a)(d)	83,066	$ 175,269
RigNet, Inc. (a)(d)	43,457	1,374,110
Rowan Companies PLC (d)	430,000	9,292,300
RPC, Inc.	207,837	2,793,329
SAExploration Holdings, Inc. (a)(d)	4,850	14,550
SEACOR Holdings, Inc. (a)(d)	63,392	4,596,554
Seventy Seven Energy, Inc. (a)(d)	126,000	604,800
Superior Energy Services, Inc.	546,031	12,220,174
Synthesis Energy Systems, Inc. (a)	247,060	192,213
Tesco Corp.	123,272	1,310,381
TETRA Technologies, Inc. (a)	280,815	1,676,466
Tidewater, Inc.	175,026	4,935,733
U.S. Silica Holdings, Inc. (d)	183,662	5,952,485
Unit Corp. (a)(d)	155,906	4,761,369
Vantage Drilling Co. (a)(d)	693,926	256,753
Weatherford International Ltd. (a)(d)	2,668,451	33,862,643
Willbros Group, Inc. (a)	147,556	935,505
		232,852,657
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)(d)	360,502	1,099,531
Adams Resources & Energy, Inc.	9,909	662,714
Aemetis, Inc. (a)	44,295	196,670
Alon U.S.A. Energy, Inc.	96,661	1,347,454
Alpha Natural Resources, Inc. (a)(d)	760,718	966,112
American Eagle Energy Corp. (a)(d)	128,613	78,441
Amyris, Inc. (a)(d)	158,493	427,931
Antero Resources Corp. (a)(d)	187,794	7,408,473
Approach Resources, Inc. (a)(d)	124,387	961,512
Arch Coal, Inc. (d)	761,072	997,004
Ardmore Shipping Corp. (d)	59,366	627,499
Barnwell Industries, Inc. (a)	11,298	26,098
Bill Barrett Corp. (a)(d)	182,682	1,834,127
Bonanza Creek Energy, Inc. (a)(d)	130,533	3,517,864
BPZ Energy, Inc. (a)(d)	504,428	120,609
California Resources Corp. (d)	1,047,436	7,499,642
Callon Petroleum Co. (a)	236,458	1,730,873
Carrizo Oil & Gas, Inc. (a)(d)	143,954	6,850,771
Ceres, Inc. (a)(d)	30,062	10,251
Cheniere Energy, Inc. (a)	764,586	61,648,569
Clayton Williams Energy, Inc. (a)(d)	23,257	1,140,988
Clean Energy Fuels Corp. (a)(d)	236,563	1,421,744
Cloud Peak Energy, Inc. (a)(d)	217,127	1,799,983
Cobalt International Energy, Inc. (a)	1,027,106	10,517,565
Comstock Resources, Inc. (d)	152,811	794,617
Concho Resources, Inc. (a)(d)	391,631	42,656,449
Contango Oil & Gas Co. (a)(d)	54,222	1,275,844
Continental Resources, Inc. (a)(d)	294,182	13,088,157
CVR Energy, Inc. (d)	58,315	2,448,647
Dakota Plains Holdings, Inc. (a)(d)	144,810	289,620
Delek U.S. Holdings, Inc.	185,089	6,900,118
DHT Holdings, Inc.	319,981	2,207,869
Diamondback Energy, Inc. (a)(d)	196,979	14,026,875
Earthstone Energy, Inc. (a)(d)	4,975	148,902
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Eclipse Resources Corp. (d)	146,683	$ 1,051,717
Emerald Oil, Inc. (a)(d)	257,978	286,356
Energen Corp.	249,821	16,148,429
Energy XXI (Bermuda) Ltd. (d)	316,283	1,502,344
EP Energy Corp. (a)(d)	125,724	1,414,395
Escalera Resources Co. (a)	27,291	16,648
Evolution Petroleum Corp.	91,298	622,652
EXCO Resources, Inc. (d)	572,041	1,201,286
FieldPoint Petroleum Corp. (a)	9,981	19,563
FX Energy, Inc. (a)(d)	199,058	390,154
Gastar Exploration, Inc. (a)(d)	233,804	701,412
Gevo, Inc. (a)(d)	436,981	117,985
Goodrich Petroleum Corp. (a)(d)	137,029	613,890
Green Plains, Inc.	113,335	2,635,039
Gulfport Energy Corp. (a)	294,402	13,486,556
Halcon Resources Corp. (a)(d)	863,194	1,657,332
Hallador Energy Co.	51,677	648,030
Harvest Natural Resources, Inc. (a)(d)	160,875	92,503
HollyFrontier Corp.	673,912	29,645,389
Houston American Energy Corp. (a)	98,796	22,575
Hyperdynamics Corp. (a)(d)	82,835	53,014
Isramco, Inc. (a)(d)	3,497	430,131
Jones Energy, Inc. (a)(d)	42,997	367,194
Kosmos Energy Ltd. (a)	384,441	3,452,280
Laredo Petroleum Holdings, Inc. (a)(d)	283,852	3,386,354
Lilis Energy, Inc. (a)	37,019	37,389
Lucas Energy, Inc. (a)(d)	25,312	6,328
Magellan Petroleum Corp. (a)	167,574	137,411
Magnum Hunter Resources Corp. (a)(d)	709,293	1,872,534
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,510	507
Matador Resources Co. (a)(d)	233,487	5,057,328
Memorial Resource Development Corp.	251,306	5,154,286
Mexco Energy Corp. (a)	2,175	12,137
Midstates Petroleum Co., Inc. (a)(d)	160,884	172,146
Miller Energy Resources, Inc. (a)(d)	166,051	280,626
Northern Oil & Gas, Inc. (a)(d)	212,435	1,831,190
Oasis Petroleum, Inc. (a)(d)	347,181	4,975,104
Pacific Ethanol, Inc. (a)(d)	83,671	768,100
Panhandle Royalty Co. Class A	58,682	1,185,963
Par Petroleum Corp. (a)	72,351	1,363,816
Parsley Energy, Inc. Class A (d)	180,641	2,689,744
PBF Energy, Inc. Class A	285,111	8,886,910
PDC Energy, Inc. (a)(d)	123,643	6,389,870
Peabody Energy Corp. (d)	927,456	7,326,902
Pedevco Corp. (a)	61,846	43,323
Penn Virginia Corp. (a)(d)	246,239	1,635,027
Petroquest Energy, Inc. (a)(d)	221,568	646,979
PostRock Energy Corp. (a)	1,751	6,829
Renewable Energy Group, Inc. (a)(d)	101,443	904,872
Resolute Energy Corp. (a)(d)	282,032	298,954

	Shares	Value
Rex American Resources Corp. (a)(d)	16,030	$ 871,391
Rex Energy Corp. (a)(d)	201,679	988,227
Rice Energy, Inc. (a)(d)	225,775	4,420,675
Ring Energy, Inc. (a)(d)	68,861	654,180
Rosetta Resources, Inc. (a)(d)	210,105	3,725,162
Royale Energy, Inc. (a)(d)	42,889	72,054
RSP Permian, Inc. (a)(d)	134,151	3,643,541
Sanchez Energy Corp. (a)(d)	172,248	2,308,123
SandRidge Energy, Inc. (a)(d)	1,352,525	2,393,969
Saratoga Resources, Inc. (a)(d)	63,209	20,227
SemGroup Corp. Class A	143,550	11,097,851
SM Energy Co. (d)	230,976	11,206,956
Solazyme, Inc. (a)(d)	251,960	672,733
Stone Energy Corp. (a)(d)	189,455	3,209,368
Swift Energy Co. (a)(d)	152,498	477,319
Synergy Resources Corp. (a)(d)	306,094	3,657,823
Syntroleum Corp. (a)(d)	21,880	0
Targa Resources Corp. (d)	125,133	12,460,744
Teekay Corp. (d)	159,222	7,043,981
Tengasco, Inc. (a)	63,216	17,068
TransAtlantic Petroleum Ltd. (a)	79,564	381,112
Triangle Petroleum Corp. (a)(d)	288,021	1,428,584
U.S. Energy Corp. (a)	99,524	135,353
Ultra Petroleum Corp. (a)(d)	529,879	8,621,131
Uranium Energy Corp. (a)(d)	312,425	453,016
Uranium Resources, Inc. (a)	68,380	124,452
VAALCO Energy, Inc. (a)(d)	208,727	1,010,239
Vertex Energy, Inc. (a)(d)	54,529	189,216
W&T Offshore, Inc. (d)	130,520	779,204
Warren Resources, Inc. (a)	299,550	362,456
Western Refining, Inc.	255,095	12,014,975
Westmoreland Coal Co. (a)	57,591	1,624,066
Whiting Petroleum Corp. (a)	571,612	19,337,634
World Fuel Services Corp.	250,971	13,740,662
WPX Energy, Inc. (a)	700,095	7,547,024
Yuma Energy, Inc. (a)(d)	106,091	164,441
ZaZa Energy Corp. (a)(d)	34,587	72,633
Zion Oil & Gas, Inc. (a)(d)	112,487	220,475
		465,525,091
TOTAL ENERGY		698,377,748
FINANCIALS - 22.7%
Banks - 4.6%
1st Source Corp.	47,766	1,474,536
Access National Corp.	26,257	497,308
ACNB Corp. (d)	12,934	265,794
Ameriana Bancorp	2,223	38,013
American National Bankshares, Inc.	26,437	597,212
American River Bankshares (a)	6,816	65,161
Ameris Bancorp (d)	91,590	2,396,910
AmeriServ Financial, Inc.	14,728	42,711
Ames National Corp. (d)	20,152	496,948
Arrow Financial Corp.	41,276	1,102,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Associated Banc-Corp.	515,967	$ 9,617,625
Auburn National Bancorp., Inc.	3,534	88,173
Banc of California, Inc. (d)	87,681	957,477
BancFirst Corp.	28,924	1,717,507
Bancorp, Inc., Delaware (a)(d)	154,431	1,442,386
BancorpSouth, Inc.	313,771	7,025,333
Bank of Hawaii Corp.	151,832	9,149,396
Bank of Kentucky Financial Corp.	22,131	1,051,665
Bank of Marin Bancorp	15,657	785,512
Bank of the Ozarks, Inc. (d)	250,218	9,157,979
BankUnited, Inc.	343,972	11,148,133
Bankwell Financial Group, Inc. (a)	9,668	187,559
Banner Bank (d)	75,557	3,298,819
Bar Harbor Bankshares	22,746	734,241
Baylake Corp.	26,171	326,614
BBCN Bancorp, Inc.	312,040	4,290,550
BCB Bancorp, Inc.	9,297	110,634
Blue Hills Bancorp, Inc. (a)	97,639	1,256,614
BNC Bancorp	94,624	1,534,801
BOK Financial Corp. (d)	76,502	4,513,618
Boston Private Financial Holdings, Inc. (d)	288,220	3,617,161
Bridge Bancorp, Inc.	41,995	1,042,736
Bridge Capital Holdings (a)	35,946	772,839
Bryn Mawr Bank Corp.	44,015	1,317,809
BSB Bancorp, Inc. (a)	25,445	484,473
C & F Financial Corp.	11,407	410,994
C1 Financial, Inc. (d)	4,158	69,189
Camden National Corp.	25,292	963,625
Capital Bank Financial Corp.:
rights (a)	10,774	0
Series A (a)(d)	131,366	3,487,767
Capital City Bank Group, Inc.	33,531	518,725
Cardinal Financial Corp.	114,667	2,244,033
Cascade Bancorp (a)	100,336	485,626
Cathay General Bancorp	256,474	6,624,723
Centerstate Banks of Florida, Inc.	161,668	1,896,366
Central Pacific Financial Corp.	85,592	1,963,480
Central Valley Community Bancorp	14,885	157,781
Century Bancorp, Inc. Class A (non-vtg.)	7,814	302,714
Chemical Financial Corp.	114,671	3,460,771
Chemung Financial Corp.	11,097	311,271
CIT Group, Inc.	630,339	29,153,179
Citizens & Northern Corp.	39,637	763,012
Citizens Holding Co.	2,280	42,294
City Holding Co. (d)	63,236	2,918,341
City National Corp.	169,112	15,282,651
CNB Financial Corp., Pennsylvania	41,369	699,550
CoBiz, Inc.	133,405	1,506,142
Codorus Valley Bancorp, Inc.	2,279	46,720
Colony Bankcorp, Inc. (a)	4,518	35,466
Columbia Banking Systems, Inc.	193,061	5,440,459

	Shares	Value
Commerce Bancshares, Inc.	269,055	$ 11,171,164
Community Bank Shares of Indiana, Inc.	113	3,088
Community Bank System, Inc.	127,810	4,539,811
Community Trust Bancorp, Inc.	65,799	2,147,679
CommunityOne Bancorp (a)(d)	22,848	229,622
ConnectOne Bancorp, Inc.	77,089	1,407,645
CU Bancorp (a)(d)	30,694	633,831
Cullen/Frost Bankers, Inc.	180,994	12,271,393
CVB Financial Corp. (d)	323,112	5,056,703
Eagle Bancorp, Inc. (a)(d)	81,397	3,023,899
East West Bancorp, Inc.	484,737	19,365,243
Eastern Virginia Bankshares, Inc.	8,987	55,989
Enterprise Bancorp, Inc. (d)	21,548	456,818
Enterprise Financial Services Corp.	58,302	1,173,036
Farmers Capital Bank Corp. (a)	28,648	665,493
Farmers National Banc Corp.	58,124	458,017
Fidelity Southern Corp.	55,442	875,429
Financial Institutions, Inc.	39,884	898,188
First Bancorp, North Carolina	71,380	1,254,860
First Bancorp, Puerto Rico (a)	397,950	2,622,491
First Busey Corp.	275,094	1,741,345
First Citizen Bancshares, Inc.	24,218	6,108,991
First Commonwealth Financial Corp. (d)	367,622	3,117,435
First Community Bancshares, Inc.	54,521	876,698
First Community Corp.	800	9,472
First Connecticut Bancorp, Inc.	47,822	710,635
First Financial Bancorp, Ohio	253,298	4,414,984
First Financial Bankshares, Inc. (d)	226,674	5,954,726
First Financial Corp., Indiana	40,964	1,378,439
First Horizon National Corp.	799,184	11,420,339
First Internet Bancorp	14,356	236,587
First Interstate Bancsystem, Inc.	80,392	2,121,545
First Merchants Corp. (d)	134,492	3,034,140
First Midwest Bancorp, Inc., Delaware	234,637	4,012,293
First Niagara Financial Group, Inc. (d)	1,212,732	10,744,806
First of Long Island Corp.	40,010	981,845
First Republic Bank (d)	422,883	24,104,331
First Security Group, Inc. (a)	151,343	334,468
First South Bancorp, Inc., Virginia	39,689	321,481
First United Corp. (a)	14,602	132,002
FirstMerit Corp.	583,090	10,583,084
Flushing Financial Corp.	108,236	2,119,261
FNB Corp., Pennsylvania	596,016	7,646,885
Fulton Financial Corp.	674,238	8,158,280
German American Bancorp, Inc.	43,959	1,262,063
Glacier Bancorp, Inc. (d)	275,523	6,692,454
Great Southern Bancorp, Inc.	33,740	1,262,551
Guaranty Bancorp	48,684	741,457
Hampton Roads Bankshares, Inc. (a)	275,254	448,664
Hancock Holding Co.	269,957	7,901,641
Hanmi Financial Corp.	118,757	2,343,076
Hawthorn Bancshares, Inc.	7,268	100,298
Heartland Financial U.S.A., Inc.	47,247	1,450,955
Heritage Commerce Corp.	72,226	605,254
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Heritage Financial Corp., Washington	93,179	$ 1,502,045
Heritage Oaks Bancorp	85,288	656,718
Hilltop Holdings, Inc. (a)	258,359	4,805,477
Home Bancshares, Inc.	206,871	6,547,467
HomeTrust Bancshares, Inc. (a)	82,069	1,295,049
Horizon Bancorp Industries	17,534	396,268
Hudson Valley Holding Corp.	59,204	1,538,712
IBERIABANK Corp.	111,994	7,069,061
Independent Bank Corp.	91,901	1,171,738
Independent Bank Corp., Massachusetts (d)	103,188	4,315,322
Independent Bank Group, Inc.	20,676	745,783
International Bancshares Corp.	210,616	5,214,852
Investors Bancorp, Inc.	1,159,125	13,306,755
Lakeland Bancorp, Inc.	126,514	1,375,207
Lakeland Financial Corp. (d)	64,211	2,506,797
LCNB Corp. (d)	22,903	348,813
LegacyTexas Financial Group, Inc. (d)	145,930	3,356,390
LNB Bancorp, Inc.	20,349	359,974
Macatawa Bank Corp.	68,107	367,778
MainSource Financial Group, Inc.	64,014	1,197,702
MB Financial, Inc. (d)	245,280	7,650,283
MBT Financial Corp. (a)	19,435	105,921
Mercantile Bank Corp.	49,037	932,193
Merchants Bancshares, Inc.	19,984	580,136
Metro Bancorp, Inc.	42,825	1,082,188
Middleburg Financial Corp.	14,592	267,034
Midsouth Bancorp, Inc.	28,911	412,271
MidWestOne Financial Group, Inc.	23,222	667,865
Monarch Financial Holdings, Inc.	13,554	170,374
MutualFirst Financial, Inc.	10,822	247,716
National Bank Holdings Corp.	165,480	3,084,547
National Bankshares, Inc. (d)	22,639	657,889
National Penn Bancshares, Inc. (d)	424,840	4,558,533
NBT Bancorp, Inc.	184,680	4,434,167
NewBridge Bancorp	77,715	645,035
Northeast Bancorp	20,002	188,219
Northrim Bancorp, Inc.	21,894	517,793
Norwood Financial Corp.	3,693	104,881
OFG Bancorp (d)	179,793	3,137,388
Ohio Valley Banc Corp.	8,415	198,173
Old National Bancorp, Indiana	387,022	5,453,140
Old Point Financial Corp.	1,505	22,575
Old Second Bancorp, Inc. (a)	74,777	409,778
Opus Bank	17,342	505,172
Orrstown Financial Services, Inc. (a)	18,291	306,374
Pacific Continental Corp. (d)	67,248	913,900
Pacific Mercantile Bancorp (a)	34,281	238,596
Pacific Premier Bancorp, Inc. (a)	43,054	679,392
PacWest Bancorp	338,545	15,517,210
Park National Corp. (d)	56,417	4,802,215

	Shares	Value
Park Sterling Corp.	156,309	$ 1,062,901
Patriot National Bancorp, Inc. (a)	14,022	21,033
Peapack-Gladstone Financial Corp.	43,642	857,565
Penns Woods Bancorp, Inc. (d)	11,224	518,998
Peoples Bancorp of North Carolina	1,842	33,893
Peoples Bancorp, Inc.	40,380	958,621
Peoples Financial Corp., Mississippi	7,232	77,093
Peoples Financial Services Corp. (d)	24,825	1,028,996
Pinnacle Financial Partners, Inc. (d)	125,214	5,258,988
Popular, Inc. (a)	360,656	12,446,239
Porter Bancorp, Inc. (a)	3,733	3,546
Preferred Bank, Los Angeles	45,620	1,229,459
Premier Financial Bancorp, Inc.	10,929	164,919
PrivateBancorp, Inc.	237,128	8,235,455
Prosperity Bancshares, Inc.	204,652	10,586,648
QCR Holdings, Inc.	6,005	103,887
Renasant Corp. (d)	118,996	3,389,006
Republic Bancorp, Inc., Kentucky Class A (d)	38,600	922,926
Republic First Bancorp, Inc. (a)(d)	79,032	262,386
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	23,464
S&T Bancorp, Inc.	100,024	2,833,680
Sandy Spring Bancorp, Inc.	94,804	2,444,047
SB Financial Group, Inc.	532	5,405
Seacoast Banking Corp., Florida (a)	75,186	992,455
ServisFirst Bancshares, Inc. (d)	6,064	194,897
Shore Bancshares, Inc. (a)	30,383	281,043
Sierra Bancorp	34,690	561,284
Signature Bank (a)	174,564	21,532,469
Simmons First National Corp. Class A	62,615	2,564,084
South State Corp. (d)	90,169	6,089,113
Southern National Bancorp of Virginia, Inc.	12,282	148,489
Southside Bancshares, Inc. (d)	87,444	2,510,517
Southwest Bancorp, Inc., Oklahoma	58,607	976,393
Square 1 Financial, Inc. Class A (d)	24,153	668,555
State Bank Financial Corp.	129,459	2,640,964
Sterling Bancorp (d)	311,884	4,279,048
Stock Yards Bancorp, Inc.	41,212	1,368,238
Stonegate Bank	7,564	220,037
Suffolk Bancorp	39,970	899,325
Summit Financial Group, Inc.	1,800	20,628
Sun Bancorp, Inc. (a)	31,777	589,463
Susquehanna Bancshares, Inc.	624,330	8,372,265
SVB Financial Group (a)	176,576	21,701,190
Synovus Financial Corp.	483,132	13,522,865
TCF Financial Corp.	594,606	9,329,368
Texas Capital Bancshares, Inc. (a)	156,778	7,279,203
The First Bancorp, Inc.	27,026	448,632
Tompkins Financial Corp.	43,997	2,285,644
TowneBank (d)	155,183	2,405,337
Trico Bancshares	69,420	1,659,138
Triumph Bancorp, Inc. (d)	14,794	187,292
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Trustmark Corp.	245,441	$ 5,657,415
Two River Bancorp	1,393	12,063
UMB Financial Corp.	136,671	7,044,023
Umpqua Holdings Corp.	746,301	12,343,819
Union Bankshares Corp.	176,041	3,850,017
Union Bankshares, Inc.	388	9,700
United Bancorp, Inc.	370	2,905
United Bankshares, Inc., West Virginia (d)	234,880	8,796,256
United Community Bank, Inc.	171,185	3,255,939
United Security Bancshares, Inc.	8,545	70,154
United Security Bancshares, California	8,109	42,005
Unity Bancorp, Inc.	1,158	10,839
Univest Corp. of Pennsylvania	62,178	1,180,760
Valley National Bancorp (d)	797,775	7,658,640
Washington Trust Bancorp, Inc. (d)	50,597	1,899,917
Webster Financial Corp. (d)	296,933	10,253,096
WesBanco, Inc.	132,306	4,331,698
West Bancorp., Inc.	44,497	779,587
Westamerica Bancorp.	98,932	4,261,001
Westbury Bancorp, Inc. (a)	15,948	269,521
Western Alliance Bancorp. (a)(d)	282,786	8,028,295
Wilshire Bancorp, Inc.	277,189	2,636,067
Wintrust Financial Corp.	166,487	7,839,873
Xenith Bankshares, Inc. (a)	17,541	111,736
Yadkin Financial Corp. (a)	70,030	1,348,078
		737,233,440
Capital Markets - 1.6%
Arlington Asset Investment Corp. (d)	76,237	1,905,163
Artisan Partners Asset Management, Inc. (d)	109,529	5,312,157
Ashford, Inc. (a)	3,601	496,974
BGC Partners, Inc. Class A	622,108	5,648,741
Calamos Asset Management, Inc. Class A	63,145	806,362
Cohen & Steers, Inc. (d)	64,487	2,687,173
Cowen Group, Inc. Class A (a)(d)	378,186	2,000,604
Diamond Hill Investment Group, Inc.	8,492	1,194,994
Eaton Vance Corp. (non-vtg.) (d)	406,152	17,098,999
Evercore Partners, Inc. Class A	124,170	6,361,229
FBR & Co. (a)(d)	26,466	641,801
Federated Investors, Inc. Class B (non-vtg.) (d)	332,357	10,944,516
Financial Engines, Inc. (d)	184,388	7,430,836
FXCM, Inc. Class A (d)	170,833	360,458
GAMCO Investors, Inc. Class A	14,987	1,131,519
GFI Group, Inc. (d)	268,681	1,636,267
Greenhill & Co., Inc.	95,769	3,707,218
HFF, Inc.	130,483	4,642,585
Institutional Financial Markets, Inc.	16,813	28,582
Interactive Brokers Group, Inc.	191,056	6,088,955

	Shares	Value
INTL FCStone, Inc. (a)(d)	53,143	$ 1,447,084
Investment Technology Group, Inc. (a)	123,406	2,779,103
Janus Capital Group, Inc. (d)	520,876	8,584,036
KCG Holdings, Inc. Class A (a)	319,310	4,016,920
Ladenburg Thalmann Financial Services, Inc. (a)(d)	381,736	1,473,501
LPL Financial	257,597	11,555,801
Manning & Napier, Inc. Class A (d)	49,011	589,112
Moelis & Co. Class A	45,896	1,476,933
NorthStar Asset Management Group, Inc.	644,146	15,633,423
Oppenheimer Holdings, Inc. Class A (non-vtg.)	35,627	751,730
Piper Jaffray Companies (a)(d)	58,981	3,229,210
Pzena Investment Management, Inc.	50,731	420,560
Raymond James Financial, Inc.	420,558	24,026,479
RCS Capital Corp. Class A (d)	117,302	1,337,243
Safeguard Scientifics, Inc. (a)(d)	76,767	1,413,280
SEI Investments Co.	462,099	19,888,741
Silvercrest Asset Management Group Class A	16,670	232,880
Stifel Financial Corp. (a)	212,567	11,642,295
TD Ameritrade Holding Corp. (d)	924,021	33,514,242
U.S. Global Investments, Inc. Class A	36,632	117,955
Vector Capital Corp. rights (a)	49,572	1
Virtus Investment Partners, Inc. (d)	25,323	3,341,876
Waddell & Reed Financial, Inc. Class A	287,653	14,227,317
Walter Investment Management Corp. (a)(d)	132,164	2,203,174
Westwood Holdings Group, Inc.	23,724	1,482,276
WisdomTree Investments, Inc.	373,950	6,989,126
		252,499,431
Consumer Finance - 0.7%
Ally Financial, Inc. (a)	1,506,797	31,311,242
Asta Funding, Inc. (a)	27,914	235,873
Atlanticus Holdings Corp. (a)	33,601	92,739
Cash America International, Inc.	101,875	2,198,463
Consumer Portfolio Services, Inc. (a)	59,546	414,440
Credit Acceptance Corp. (a)(d)	34,012	6,234,400
Encore Capital Group, Inc. (a)(d)	79,228	3,166,743
Enova International, Inc. (a)(d)	93,215	2,152,334
EZCORP, Inc. (non-vtg.) Class A (a)(d)	197,585	2,062,787
First Cash Financial Services, Inc. (a)(d)	101,068	4,865,414
First Marblehead Corp. (a)(d)	27,325	147,555
Green Dot Corp. Class A (a)(d)	120,218	1,864,581
Imperial Holdings, Inc. (a)(d)	65,789	441,444
Imperial Holdings, Inc. warrants 4/11/19	3,852	2,105
J.G. Wentworth Co. (a)(d)	45,695	472,943
Nelnet, Inc. Class A	66,911	3,119,391
Nicholas Financial, Inc. (a)	73,640	1,096,500
PRA Group, Inc. (a)(d)	173,477	8,689,463
QC Holdings, Inc.	15,915	27,374
Regional Management Corp. (a)	42,651	665,356
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Santander Consumer U.S.A. Holdings, Inc.	346,206	$ 7,800,021
SLM Corp.	1,451,322	13,744,019
Springleaf Holdings, Inc. (a)(d)	85,008	3,268,558
Synchrony Financial (d)	432,147	13,807,097
World Acceptance Corp. (a)(d)	35,872	2,945,450
		110,826,292
Diversified Financial Services - 0.5%
California First National Bancorp (a)	1,545	21,630
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	286,854	17,219,846
Gain Capital Holdings, Inc.	57,053	541,433
MarketAxess Holdings, Inc.	135,453	10,780,704
Marlin Business Services Corp.	30,461	569,925
MSCI, Inc. Class A	390,489	21,910,338
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	80,504	803,430
PHH Corp. (a)(d)	182,360	4,427,701
PICO Holdings, Inc. (a)(d)	85,950	1,475,762
Resource America, Inc. Class A	42,686	396,980
Voya Financial, Inc.	678,635	29,988,881
		88,136,630
Insurance - 4.1%
1347 Property Insurance Holdings, Inc.	6,993	53,706
Alleghany Corp. (a)	56,524	26,709,851
Allied World Assurance Co.	344,037	13,916,297
AMBAC Financial Group, Inc. (a)	152,251	3,789,527
American Equity Investment Life Holding Co.	258,183	7,355,634
American Financial Group, Inc.	240,303	15,139,089
American National Insurance Co.	25,257	2,645,671
Amerisafe, Inc.	64,594	2,683,235
AmTrust Financial Services, Inc. (d)	108,211	5,832,573
Arch Capital Group Ltd. (a)	436,665	25,833,101
Argo Group International Holdings, Ltd.	103,842	4,975,070
Arthur J. Gallagher & Co.	544,443	25,583,377
Aspen Insurance Holdings Ltd.	222,410	10,197,499
Assured Guaranty Ltd.	569,174	15,094,494
Axis Capital Holdings Ltd. (d)	348,136	18,043,889
Baldwin & Lyons, Inc. Class B	22,012	511,339
Blue Capital Reinsurance Holdings Ltd.	20,513	347,900
Brown & Brown, Inc.	409,155	13,150,242
Citizens, Inc. Class A (a)(d)	139,186	1,018,842
CNA Financial Corp. (d)	105,476	4,412,061
CNO Financial Group, Inc.	750,966	12,210,707
Crawford & Co. Class B	78,389	712,556
Donegal Group, Inc. Class A	26,385	404,482
eHealth, Inc. (a)(d)	71,274	648,593
EMC Insurance Group	15,559	485,908
Employers Holdings, Inc.	112,132	2,645,194
Endurance Specialty Holdings Ltd. (d)	150,695	9,579,681

	Shares	Value
Enstar Group Ltd. (a)	39,120	$ 5,441,592
Erie Indemnity Co. Class A	90,767	7,888,560
Everest Re Group Ltd.	159,083	28,226,097
FBL Financial Group, Inc. Class A	39,936	2,309,898
Federated National Holding Co.	50,478	1,460,329
Fidelity & Guaranty Life	39,896	825,049
First Acceptance Corp. (a)	24,679	59,476
First American Financial Corp.	374,094	13,104,513
FNF Group	960,239	35,259,976
FNFV Group (a)	316,089	4,706,565
Global Indemnity PLC (a)(d)	37,631	1,017,919
Greenlight Capital Re, Ltd. (a)	101,968	3,337,413
Hallmark Financial Services, Inc. (a)	35,535	400,835
Hanover Insurance Group, Inc.	149,874	10,527,150
HCC Insurance Holdings, Inc.	343,829	19,213,165
HCI Group, Inc. (d)	31,967	1,512,678
Health Insurance Innovations, Inc. (a)(d)	19,782	142,430
Heritage Insurance Holdings, Inc.	14,406	286,679
Horace Mann Educators Corp.	145,844	4,700,552
Independence Holding Co.	14,261	167,852
Infinity Property & Casualty Corp.	40,020	3,103,551
Investors Title Co.	3,760	280,120
Kansas City Life Insurance Co.	10,866	507,442
Kemper Corp.	177,471	6,530,933
Maiden Holdings Ltd. (d)	199,442	2,854,015
Markel Corp. (a)(d)	48,651	36,266,401
MBIA, Inc. (a)	486,271	4,376,439
Meadowbrook Insurance Group, Inc. (d)	152,822	1,277,592
Mercury General Corp. (d)	134,838	7,352,716
Montpelier Re Holdings Ltd. (d)	133,945	4,827,378
National General Holdings Corp.	207,570	3,860,802
National Interstate Corp.	62,455	1,672,545
National Western Life Insurance Co. Class A (d)	7,764	1,951,714
Navigators Group, Inc. (a)	39,815	2,974,579
Old Republic International Corp.	819,107	12,417,662
OneBeacon Insurance Group Ltd.	70,626	1,059,390
PartnerRe Ltd.	157,952	18,085,504
Phoenix Companies, Inc. (a)	19,856	1,142,117
Platinum Underwriters Holdings Ltd.	84,991	6,489,063
Primerica, Inc.	191,894	10,120,490
ProAssurance Corp.	196,253	8,829,422
Reinsurance Group of America, Inc.	232,352	20,751,357
RenaissanceRe Holdings Ltd.	134,970	13,838,474
RLI Corp.	121,598	5,884,127
Safety Insurance Group, Inc.	47,297	2,766,875
Selective Insurance Group, Inc.	202,333	5,509,528
StanCorp Financial Group, Inc.	147,970	9,789,695
State Auto Financial Corp.	54,543	1,292,124
State National Companies, Inc.	86,862	810,422
Stewart Information Services Corp.	72,916	2,743,829
Symetra Financial Corp.	339,358	7,662,704
Third Point Reinsurance Ltd. (a)	156,454	2,196,614
United Fire Group, Inc.	77,762	2,242,656
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
United Insurance Holdings Corp.	65,305	$ 1,594,095
Universal Insurance Holdings, Inc.	110,087	2,741,166
Validus Holdings Ltd.	309,664	12,894,409
W.R. Berkley Corp.	353,501	17,643,235
White Mountains Insurance Group Ltd.	20,348	13,575,168
Willis Group Holdings PLC	613,134	29,258,754
		653,744,353
Real Estate Investment Trusts - 9.6%
Acadia Realty Trust (SBI) (d)	228,960	7,821,274
AG Mortgage Investment Trust, Inc. (d)	104,641	1,968,297
Agree Realty Corp. (d)	60,680	1,992,124
Alexanders, Inc.	11,756	5,177,460
Alexandria Real Estate Equities, Inc.	247,937	23,779,638
Altisource Residential Corp. Class B	211,458	4,366,608
American Assets Trust, Inc.	137,296	5,631,882
American Campus Communities, Inc.	360,525	14,878,867
American Capital Agency Corp.	1,207,420	25,881,048
American Capital Mortgage Investment Corp. (d)	184,016	3,395,095
American Homes 4 Rent Class A	501,256	8,365,963
American Realty Capital Properties, Inc. (d)	3,151,009	30,911,398
American Residential Properties, Inc. (a)(d)	112,276	1,946,866
Annaly Capital Management, Inc.	3,281,764	34,852,334
Anworth Mortgage Asset Corp. (d)	536,989	2,808,452
Apollo Commercial Real Estate Finance, Inc. (d)	161,268	2,756,070
Apollo Residential Mortgage, Inc.	117,920	1,869,032
Arbor Realty Trust, Inc.	159,363	1,142,633
Ares Commercial Real Estate Corp.	140,190	1,682,280
Armada Hoffler Properties, Inc.	102,551	1,107,551
Armour Residential REIT, Inc.	1,327,322	4,220,884
Ashford Hospitality Prime, Inc.	90,977	1,480,196
Ashford Hospitality Trust, Inc.	298,333	3,177,246
Associated Estates Realty Corp.	212,311	5,084,848
Aviv REIT, Inc.	97,174	3,496,321
BioMed Realty Trust, Inc.	672,471	14,955,755
Blackstone Mortgage Trust, Inc. (d)	202,789	5,862,630
Bluerock Residental Growth (REIT), Inc.	37,910	498,517
Brandywine Realty Trust (SBI) (d)	603,165	9,560,165
Brixmor Property Group, Inc.	466,633	11,852,478
BRT Realty Trust (a)	19,090	133,630
Camden Property Trust (SBI)	298,689	21,741,572
Campus Crest Communities, Inc. (d)	230,994	1,799,443
Capstead Mortgage Corp. (d)	334,305	4,001,631
CareTrust (REIT), Inc.	133,896	1,701,818
CatchMark Timber Trust, Inc.	118,399	1,436,180
CBL & Associates Properties, Inc.	582,546	11,662,571
Cedar Shopping Centers, Inc. (d)	274,659	2,054,449
Chambers Street Properties	831,672	6,811,394

	Shares	Value
Chatham Lodging Trust	130,789	$ 3,795,497
Cherry Hill Mortgage Investment Corp.	38,323	678,317
Chesapeake Lodging Trust	187,449	6,665,686
Chimera Investment Corp.	3,577,699	11,484,414
CIM Commercial Trust Corp.	9,151	151,358
City Office (REIT), Inc.	51,621	648,876
Colony Financial, Inc.	376,247	9,485,187
Columbia Property Trust, Inc.	433,935	11,234,577
Coresite Realty Corp.	84,236	3,996,156
Corporate Office Properties Trust (SBI)	317,382	9,331,031
Corrections Corp. of America (d)	400,060	15,958,393
Cousins Properties, Inc.	699,784	7,508,682
CubeSmart	561,784	13,033,389
CyrusOne, Inc. (d)	129,278	3,842,142
CYS Investments, Inc. (d)	568,403	5,166,783
DCT Industrial Trust, Inc.	287,692	10,379,927
DDR Corp.	1,009,939	19,128,245
DiamondRock Hospitality Co.	683,140	9,891,867
Digital Realty Trust, Inc. (d)	467,993	31,065,375
Douglas Emmett, Inc.	465,535	13,439,995
Duke Realty LP	1,155,824	24,688,401
DuPont Fabros Technology, Inc. (d)	226,166	7,081,257
Dynex Capital, Inc. (d)	183,075	1,526,846
EastGroup Properties, Inc. (d)	109,926	6,925,338
Education Realty Trust, Inc.	162,044	5,681,263
Ellington Residential Mortgage REIT	20,297	331,653
Empire State Realty Trust, Inc.	332,535	5,885,870
EPR Properties	200,496	12,232,261
Equity Commonwealth	446,611	11,812,861
Equity Lifestyle Properties, Inc.	283,636	15,279,471
Equity One, Inc.	260,701	6,981,573
Excel Trust, Inc.	208,193	2,852,244
Extra Space Storage, Inc.	376,130	24,741,831
Federal Realty Investment Trust (SBI) (d)	232,370	33,003,511
FelCor Lodging Trust, Inc.	430,708	4,638,725
First Industrial Realty Trust, Inc.	377,882	8,041,329
First Potomac Realty Trust	225,311	2,692,466
Five Oaks Investment Corp. (d)	54,576	603,065
Franklin Street Properties Corp.	346,071	4,370,877
Gaming & Leisure Properties	309,127	10,463,949
Getty Realty Corp. (d)	115,379	2,081,437
Gladstone Commercial Corp.	64,584	1,173,491
Government Properties Income Trust (d)	234,881	5,493,867
Gramercy Property Trust, Inc. (d)	535,275	3,773,689
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	95,286	1,584,606
Hatteras Financial Corp.	327,863	6,016,286
Healthcare Realty Trust, Inc.	340,996	9,732,026
Healthcare Trust of America, Inc.	406,823	11,289,338
Hersha Hospitality Trust (d)	687,145	4,610,743
Highwoods Properties, Inc. (SBI)	305,435	13,930,890
Home Properties, Inc.	199,926	13,349,059
Hospitality Properties Trust (SBI)	513,470	15,820,011
Hudson Pacific Properties, Inc.	233,785	7,471,769
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Independence Realty Trust, Inc.	90,461	$ 841,287
Inland Real Estate Corp.	321,850	3,443,795
Invesco Mortgage Capital, Inc.	411,632	6,573,763
Investors Real Estate Trust	422,160	3,233,746
iStar Financial, Inc. (a)(d)	299,680	3,970,760
JAVELIN Mortgage Investment Corp.	46,815	420,399
Kilroy Realty Corp.	286,008	21,156,012
Kite Realty Group Trust (d)	286,128	8,103,145
Lamar Advertising Co. Class A	269,906	15,681,539
LaSalle Hotel Properties (SBI)	379,911	14,786,136
Lexington Corporate Properties Trust (d)	707,276	7,659,799
Liberty Property Trust (SBI) (d)	513,010	19,094,232
LTC Properties, Inc.	126,368	5,639,804
Mack-Cali Realty Corp.	312,483	5,877,805
Medical Properties Trust, Inc. (d)	694,168	10,509,704
MFA Financial, Inc.	1,264,568	10,065,961
Mid-America Apartment Communities, Inc.	259,620	18,814,661
Monmouth Real Estate Investment Corp. Class A (d)	223,715	2,521,268
National Health Investors, Inc. (d)	112,756	8,025,972
National Retail Properties, Inc.	453,006	18,228,961
New Residential Investment Corp.	483,782	7,309,946
New Senior Investment Group, Inc. (d)	252,405	4,250,500
New York (REIT), Inc.	563,940	5,859,337
New York Mortgage Trust, Inc. (d)	363,002	2,867,716
Newcastle Investment Corp.	252,405	1,221,640
NorthStar Realty Finance Corp.	826,966	15,894,287
Omega Healthcare Investors, Inc. (d)	475,036	19,029,942
One Liberty Properties, Inc. (d)	50,125	1,186,960
Orchid Island Capital, Inc. (d)	49,632	689,885
Outfront Media, Inc.	463,124	13,870,564
Owens Realty Mortgage, Inc. (d)	23,779	297,238
Parkway Properties, Inc.	284,623	5,012,211
Pebblebrook Hotel Trust	245,327	11,917,986
Pennsylvania Real Estate Investment Trust (SBI)	248,474	5,660,238
PennyMac Mortgage Investment Trust	259,663	5,567,175
Physicians Realty Trust	212,640	3,497,928
Piedmont Office Realty Trust, Inc. Class A	550,830	10,096,714
Post Properties, Inc.	186,569	10,610,179
Potlatch Corp.	151,665	6,055,983
Power (REIT) (a)	1,227	10,614
Preferred Apartment Communities, Inc. Class A (d)	67,452	690,034
PS Business Parks, Inc.	73,314	6,098,259
QTS Realty Trust, Inc. Class A (d)	58,764	2,104,339
RAIT Financial Trust (d)	272,728	2,010,005
Ramco-Gershenson Properties Trust (SBI)	262,946	4,922,349
Rayonier, Inc. (d)	437,977	12,004,950
Realty Income Corp.	764,883	38,290,043
Redwood Trust, Inc. (d)	288,721	5,520,346

	Shares	Value
Regency Centers Corp.	317,431	$ 20,832,997
Resource Capital Corp. (d)	496,427	2,497,028
Retail Opportunity Investments Corp.	315,377	5,282,565
Retail Properties America, Inc.	810,515	12,830,452
Rexford Industrial Realty, Inc.	186,154	2,985,910
RLJ Lodging Trust	450,954	14,344,847
Rouse Properties, Inc. (d)	123,566	2,135,220
Ryman Hospitality Properties, Inc. (d)	173,822	10,446,702
Sabra Health Care REIT, Inc. (d)	204,673	6,690,760
Saul Centers, Inc.	55,198	2,973,516
Select Income (REIT) (d)	124,102	3,064,078
Senior Housing Properties Trust (SBI)	801,001	17,902,372
Silver Bay Realty Trust Corp.	142,660	2,305,386
SL Green Realty Corp.	330,556	41,957,473
SoTHERLY Hotels, Inc.	42,144	320,927
Sovran Self Storage, Inc.	116,094	10,682,970
Spirit Realty Capital, Inc.	1,351,189	16,552,065
Stag Industrial, Inc.	218,405	5,449,205
Starwood Property Trust, Inc. (d)	758,665	18,511,426
Starwood Waypoint Residential (d)	135,594	3,414,257
Strategic Hotel & Resorts, Inc. (a)	917,834	12,041,982
Summit Hotel Properties, Inc.	314,054	4,123,529
Sun Communities, Inc. (d)	174,188	11,773,367
Sunstone Hotel Investors, Inc.	699,541	12,206,990
Supertel Hospitality, Inc. (a)	1,649	2,622
Tanger Factory Outlet Centers, Inc. (d)	319,785	11,336,378
Taubman Centers, Inc.	216,234	15,642,368
Terreno Realty Corp. (d)	146,968	3,239,175
The GEO Group, Inc.	254,608	10,986,335
Trade Street Residential, Inc. (d)	72,593	567,677
Two Harbors Investment Corp.	1,247,946	13,028,556
UDR, Inc.	867,739	27,715,584
UMH Properties, Inc.	90,330	854,522
United Development Funding IV (d)	110,550	1,862,768
Universal Health Realty Income Trust (SBI)	54,604	2,775,521
Urban Edge Properties	300,000	7,182,000
Urstadt Biddle Properties, Inc. Class A	102,366	2,325,756
Washington REIT (SBI)	243,127	6,890,219
Weingarten Realty Investors (SBI)	382,090	13,839,300
Western Asset Mortgage Capital Corp. (d)	138,351	2,075,265
Wheeler REIT, Inc.	10,523	35,989
Whitestone REIT Class B	87,705	1,383,985
WP Carey, Inc.	334,908	22,967,991
WP Glimcher, Inc.	644,329	11,166,222
ZAIS Financial Corp.	16,441	292,979
		1,551,607,853
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	164,066	6,633,188
Altisource Portfolio Solutions SA (a)(d)	53,007	1,067,561
American Realty Investments, Inc. (a)	1,965	10,316
AV Homes, Inc. (a)(d)	40,348	610,869
Consolidated-Tomoka Land Co.	20,666	1,215,781
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Farmland Partners, Inc. (d)	30,412	$ 340,919
Forest City Enterprises, Inc. Class A (a)(d)	577,145	14,572,911
Forestar Group, Inc. (a)(d)	124,329	1,787,851
FRP Holdings, Inc. (a)	17,345	529,196
Gladstone Land Corp.	66,704	794,445
Griffin Land & Nurseries, Inc.	7,298	226,457
Howard Hughes Corp. (a)	123,073	18,435,105
InterGroup Corp. (a)	336	6,542
Jones Lang LaSalle, Inc.	149,923	24,175,084
Kennedy-Wilson Holdings, Inc.	265,882	7,115,002
Marcus & Millichap, Inc. (a)	40,476	1,494,779
Maui Land & Pineapple, Inc. (a)(d)	17,943	106,761
RE/MAX Holdings, Inc. (d)	43,468	1,424,012
Realogy Holdings Corp. (a)(d)	499,404	22,972,584
Tejon Ranch Co. (a)(d)	55,399	1,361,707
The St. Joe Co. (a)(d)	315,535	5,360,940
Transcontinental Realty Investors, Inc. (a)	1,497	17,530
		110,259,540
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	297,236	3,899,736
Bank Mutual Corp.	130,410	935,040
BankFinancial Corp.	59,488	709,097
BBX Capital Corp. (a)(d)	42,087	601,844
Bear State Financial, Inc. (d)	11,419	122,868
Beneficial Bancorp, Inc. (a)	136,359	1,543,584
Berkshire Hills Bancorp, Inc. (d)	93,712	2,500,236
BofI Holding, Inc. (a)(d)	46,219	4,085,760
Brookline Bancorp, Inc., Delaware	255,272	2,471,033
Cape Bancorp, Inc.	25,193	224,218
Capitol Federal Financial, Inc.	470,721	5,841,648
Charter Financial Corp.	58,384	674,919
Cheviot Financial Corp.	44	644
Chicopee Bancorp, Inc.	13,096	211,500
Citizens Community Bancorp, Inc.	2,013	18,520
Clifton Bancorp, Inc.	27,791	368,509
Dime Community Bancshares, Inc.	111,333	1,732,341
Doral Financial Corp. (a)(d)	41,361	28,498
Elmira Savings Bank	185	3,830
ESSA Bancorp, Inc.	32,482	395,631
Essent Group Ltd. (a)(d)	203,390	4,722,716
EverBank Financial Corp.	292,629	5,261,469
Farmer Mac Class C (non-vtg.)	37,355	1,193,119
First Clover Leaf Financial Corp.	10,566	94,883
First Defiance Financial Corp.	28,727	919,551
First Financial Northwest, Inc.	34,706	416,819
Flagstar Bancorp, Inc. (a)(d)	76,212	1,127,175
Fox Chase Bancorp, Inc.	32,985	539,635
Hampden Bancorp, Inc.	7,182	151,325
Heritage Financial Group, Inc.	21,244	550,007
HF Financial Corp.	832	11,956
Hingham Institution for Savings	2,478	238,706

	Shares	Value
HMN Financial, Inc. (a)	3,871	$ 46,065
Home Bancorp, Inc.	15,826	337,410
Home Loan Servicing Solutions Ltd. (d)	241,554	4,447,009
HomeStreet, Inc. (d)	69,436	1,201,243
HopFed Bancorp, Inc.	13,771	180,951
IF Bancorp, Inc.	13,656	231,879
Impac Mortgage Holdings, Inc. (a)(d)	20,302	205,659
Kearny Financial Corp. (a)	52,612	698,687
Ladder Capital Corp. Class A	67,462	1,241,301
Lendingtree, Inc. (a)(d)	24,195	1,283,303
Meridian Bancorp, Inc. (a)	82,213	1,018,619
Meta Financial Group, Inc.	18,696	666,886
MGIC Investment Corp. (a)(d)	1,183,447	10,804,871
Nationstar Mortgage Holdings, Inc. (a)(d)	83,625	2,228,606
New Hampshire Thrift Bancshares, Inc.	20,505	317,212
New York Community Bancorp, Inc. (d)	1,497,470	24,872,977
NMI Holdings, Inc. (a)	88,810	648,313
Northfield Bancorp, Inc. (d)	229,986	3,327,897
Northwest Bancshares, Inc.	341,018	4,029,128
Ocean Shore Holding Co.	5,120	73,933
OceanFirst Financial Corp.	42,221	689,891
Ocwen Financial Corp. (a)(d)	376,065	3,061,169
Oneida Financial Corp.	2,810	54,907
Oritani Financial Corp.	159,392	2,280,900
PennyMac Financial Services, Inc. (a)	71,101	1,241,423
Poage Bankshares, Inc.	6,654	99,145
Provident Financial Holdings, Inc.	21,034	322,872
Provident Financial Services, Inc.	193,312	3,518,278
Pulaski Financial Corp.	11,679	140,498
Radian Group, Inc. (d)	652,386	10,314,223
Riverview Bancorp, Inc. (a)	27,380	122,936
Security National Financial Corp. Class A	23,754	140,149
SI Financial Group, Inc.	15,322	182,025
Simplicity Bancorp, Inc.	23,467	402,694
Southern Missouri Bancorp, Inc.	20,482	387,929
Stonegate Mortgage Corp. (a)(d)	51,913	520,168
Territorial Bancorp, Inc.	28,348	610,049
TFS Financial Corp.	321,262	4,529,794
Timberland Bancorp, Inc.	12,774	137,384
Trustco Bank Corp., New York	336,648	2,275,740
United Community Bancorp, Inc.	1,461	17,634
United Community Financial Corp.	251,020	1,307,814
United Financial Bancorp, Inc. New	170,190	2,108,654
Walker & Dunlop, Inc. (a)(d)	71,009	1,138,274
Washington Federal, Inc. (d)	359,078	7,583,727
Waterstone Financial, Inc.	41,520	534,362
Westfield Financial, Inc.	94,628	684,160
WSFS Financial Corp.	31,898	2,479,751
		146,345,316
TOTAL FINANCIALS		3,650,652,855
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.5%
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (a)(d)	273,659	$ 10,390,832
Acceleron Pharma, Inc. (a)(d)	33,348	1,354,929
Achillion Pharmaceuticals, Inc. (a)(d)	361,285	4,386,000
Acorda Therapeutics, Inc. (a)(d)	152,201	5,150,482
Actinium Pharmaceuticals, Inc. (a)(d)	92,397	288,279
Adamas Pharmaceuticals, Inc. (d)	11,307	195,385
Advaxis, Inc. (a)(d)	68,527	616,743
Aegerion Pharmaceuticals, Inc. (a)(d)	96,340	2,620,448
Agenus, Inc. (a)(d)	196,758	964,114
Agios Pharmaceuticals, Inc. (a)(d)	36,298	3,894,049
Akebia Therapeutics, Inc. (a)(d)	24,332	225,314
Alder Biopharmaceuticals, Inc.	51,747	1,390,959
Aldeyra Therapeutics, Inc. (d)	22,558	230,092
Alkermes PLC (a)(d)	506,738	35,598,345
Alnylam Pharmaceuticals, Inc. (a)(d)	246,282	25,005,011
AMAG Pharmaceuticals, Inc. (a)(d)	73,978	3,641,937
Amicus Therapeutics, Inc. (a)(d)	264,606	2,317,949
Anacor Pharmaceuticals, Inc. (a)(d)	146,253	6,362,006
Anthera Pharmaceuticals, Inc. (a)(d)	86,499	436,820
Applied Genetic Technologies Corp.	29,071	589,851
Aquinox Pharmaceuticals, Inc.	13,594	132,542
ARCA biopharma, Inc. (a)(d)	25,653	17,957
Ardelyx, Inc.	17,205	270,893
Arena Pharmaceuticals, Inc. (a)(d)	835,770	3,769,323
Argos Therapeutics, Inc. (a)(d)	33,363	300,934
ARIAD Pharmaceuticals, Inc. (a)(d)	640,912	5,210,615
ArQule, Inc. (a)	171,131	321,726
Array BioPharma, Inc. (a)(d)	431,535	3,435,019
Arrowhead Research Corp. (a)(d)	180,633	1,360,166
Atara Biotherapeutics, Inc.	29,898	584,805
Athersys, Inc. (a)(d)	318,191	824,115
Auspex Pharmaceuticals, Inc. (d)	62,037	4,171,368
Avalanche Biotechnologies, Inc. (a)(d)	30,015	1,085,943
AVEO Pharmaceuticals, Inc. (a)(d)	323,519	404,399
BIND Therapeutics, Inc. (a)(d)	35,747	216,627
Biocept, Inc. (a)	33,193	104,890
BioCryst Pharmaceuticals, Inc. (a)(d)	226,693	2,312,269
BioMarin Pharmaceutical, Inc. (a)	540,510	57,872,406
Biospecifics Technologies Corp. (a)	15,322	596,945
Biota Pharmaceuticals, Inc. (a)	114,179	287,731
BioTime, Inc. (a)(d)	195,474	820,991
bluebird bio, Inc. (a)(d)	99,196	9,455,363
BrainStorm Cell Therpeutic, Inc. (a)(d)	45,873	194,960
Calithera Biosciences, Inc.	27,885	424,410
Cancer Genetics, Inc. (a)(d)	27,876	244,194
Cara Therapeutics, Inc. (d)	29,736	304,794
CareDx, Inc. (d)	3,426	20,899
CASI Pharmaceuticals, Inc. (a)	37,512	60,394
Catalyst Pharmaceutical Partners, Inc. (a)(d)	212,099	797,492
Cel-Sci Corp. (a)(d)	316,118	328,763

	Shares	Value
Celladon Corp. (a)(d)	33,518	$ 608,352
Celldex Therapeutics, Inc. (a)(d)	307,840	7,862,234
Cellular Biomedicine Group, Inc. (a)(d)	15,567	466,854
Cellular Dynamics International, Inc. (a)	45,985	249,699
Celsion Corp. (a)(d)	37,190	107,479
Cepheid, Inc. (a)(d)	240,471	13,668,372
Cerulean Pharma, Inc.	31,533	259,517
ChemoCentryx, Inc. (a)(d)	80,697	656,874
Chimerix, Inc. (a)(d)	117,399	4,752,312
Cleveland Biolabs, Inc. (a)	4,692	15,859
Clovis Oncology, Inc. (a)(d)	101,407	7,753,579
Coherus BioSciences, Inc. (d)	20,428	645,321
Conatus Pharmaceuticals, Inc. (a)(d)	20,891	132,867
Concert Pharmaceuticals, Inc.	26,019	374,413
CorMedix, Inc. (a)(d)	58,768	303,243
Coronado Biosciences, Inc. (a)(d)	164,005	421,493
CTI BioPharma Corp. (a)(d)	533,377	1,248,102
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	320,151	986,065
Cyclacel Pharmaceuticals, Inc. (a)	68,516	102,774
Cytokinetics, Inc. (a)(d)	102,239	788,263
Cytori Therapeutics, Inc. (a)(d)	285,340	319,581
CytRx Corp. (a)(d)	159,962	516,677
DARA BioSciences, Inc. (a)	29,398	28,810
Dicerna Pharmaceuticals, Inc. (d)	41,857	1,022,567
Discovery Laboratories, Inc. (a)(d)	290,135	467,117
Dyax Corp. (a)	461,622	6,975,108
Dynavax Technologies Corp. (a)(d)	91,982	1,618,883
Eagle Pharmaceuticals, Inc.	25,754	875,636
Eleven Biotherapeutics, Inc. (d)	23,306	246,344
Emergent BioSolutions, Inc. (a)(d)	101,053	3,028,558
Enanta Pharmaceuticals, Inc. (a)(d)	41,132	1,473,348
Enzon Pharmaceuticals, Inc.	134,828	141,569
Epirus Biopharmaceuticals, Inc. (a)(d)	38,861	409,206
Epizyme, Inc. (a)(d)	41,115	967,025
Esperion Therapeutics, Inc. (a)(d)	32,920	2,055,854
Exact Sciences Corp. (a)(d)	303,356	6,816,409
Exelixis, Inc. (a)(d)	621,939	1,822,281
Fate Therapeutics, Inc. (a)	26,179	130,371
Fibrocell Science, Inc. (a)(d)	127,647	621,641
FibroGen, Inc. (d)	25,943	825,506
Five Prime Therapeutics, Inc. (a)(d)	70,128	1,805,095
Flexion Therapeutics, Inc. (d)	33,179	756,813
Foundation Medicine, Inc. (a)(d)	69,237	3,306,759
Galectin Therapeutics, Inc. (a)(d)	80,065	272,221
Galena Biopharma, Inc. (a)(d)	464,147	835,465
Galmed Pharmaceuticals Ltd. (a)(d)	20,354	193,159
Genocea Biosciences, Inc. (d)	31,294	270,067
Genomic Health, Inc. (a)	59,800	1,817,920
GenVec, Inc. (a)(d)	51,992	165,335
Geron Corp. (a)(d)	533,153	1,610,122
GlobeImmune, Inc.	5,000	36,750
GlycoMimetics, Inc. (a)	32,989	274,468
GTx, Inc. (a)	149,248	119,398
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Halozyme Therapeutics, Inc. (a)(d)	355,647	$ 5,359,600
Harvard Apparatus (a)(d)	22,493	82,549
Heat Biologics, Inc. (a)(d)	18,898	125,861
Hemispherx Biopharma, Inc. (a)(d)	767,203	186,430
Heron Therapeutics, Inc. (a)(d)	78,000	1,013,220
Hyperion Therapeutics, Inc. (a)	38,932	1,150,441
iBio, Inc. (a)(d)	302,306	302,306
Idera Pharmaceuticals, Inc. (a)(d)	289,217	1,408,487
Ignyta, Inc. (a)	34,219	292,230
Immune Design Corp. (a)(d)	18,506	407,872
ImmunoCellular Therapeutics Ltd. (a)	397,924	226,817
ImmunoGen, Inc. (a)(d)	301,232	2,289,363
Immunomedics, Inc. (a)(d)	337,345	1,376,368
Incyte Corp. (a)(d)	532,514	45,716,327
Infinity Pharmaceuticals, Inc. (a)	150,148	2,282,250
Inovio Pharmaceuticals, Inc. (a)(d)	193,345	1,367,916
Insmed, Inc. (a)	157,135	2,913,283
Insys Therapeutics, Inc. (a)(d)	33,850	2,033,031
Intercept Pharmaceuticals, Inc. (a)(d)	41,634	9,216,519
Intrexon Corp. (a)(d)	120,413	4,944,158
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	411,891	6,363,716
Isis Pharmaceuticals, Inc. (a)(d)	408,675	28,018,758
IsoRay, Inc. (a)(d)	212,731	331,860
KaloBios Pharmaceuticals, Inc. (a)	71,639	39,401
Karyopharm Therapeutics, Inc. (a)(d)	69,664	1,899,041
Keryx Biopharmaceuticals, Inc. (a)(d)	350,464	4,261,642
Kindred Biosciences, Inc. (a)(d)	44,644	299,561
Kite Pharma, Inc.	38,624	2,527,555
KYTHERA Biopharmaceuticals, Inc. (a)(d)	55,762	2,316,911
La Jolla Pharmaceutical Co. (a)	33,204	675,037
Lexicon Pharmaceuticals, Inc. (a)(d)	983,912	924,877
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	67,068	3,693,435
General CVR (a)	26,087	1,148
Glucagon CVR (a)	26,087	4,696
rights (a)	26,087	170
TR Beta CVR (a)	26,087	261
Loxo Oncology, Inc.	18,269	234,574
Lpath, Inc. (a)	62,657	183,585
Macrogenics, Inc. (a)(d)	80,383	2,778,840
MannKind Corp. (a)(d)	889,742	5,801,118
Mast Therapeutics, Inc. (a)(d)	531,478	276,369
Medgenics, Inc. (a)(d)	86,813	680,614
MediciNova, Inc. (a)(d)	71,396	252,742
Medivation, Inc. (a)	266,482	31,319,629
MEI Pharma, Inc. (a)(d)	72,428	426,601
Merrimack Pharmaceuticals, Inc. (a)(d)	324,422	3,477,804
MiMedx Group, Inc. (a)(d)	317,132	3,282,316
Minerva Neurosciences, Inc. (d)	24,020	123,943
Momenta Pharmaceuticals, Inc. (a)	168,915	2,305,690

	Shares	Value
Myriad Genetics, Inc. (a)(d)	257,414	$ 8,770,095
Nanosphere, Inc. (a)(d)	359,724	118,421
NanoViricides, Inc. (a)(d)	143,363	378,478
Navidea Biopharmaceuticals, Inc. (a)(d)	467,860	757,933
NephroGenex, Inc. (d)	10,000	72,950
Neuralstem, Inc. (a)(d)	348,690	1,311,074
Neurocrine Biosciences, Inc. (a)(d)	266,068	10,389,955
NewLink Genetics Corp. (a)(d)	72,027	3,102,923
Northwest Biotherapeutics, Inc. (a)(d)	144,240	1,063,049
Novavax, Inc. (a)(d)	832,841	7,620,495
Ohr Pharmaceutical, Inc. (a)(d)	72,370	556,525
OncoGenex Pharmaceuticals, Inc. (a)(d)	52,280	119,983
OncoMed Pharmaceuticals, Inc. (a)(d)	39,639	990,182
Onconova Therapeutics, Inc. (a)(d)	34,799	79,690
Oncothyreon, Inc. (a)	308,916	494,266
Opexa Therapeutics, Inc. (a)	68,287	53,954
Ophthotech Corp. (a)(d)	37,946	2,039,028
Opko Health, Inc. (a)(d)	783,213	11,403,581
Oragenics, Inc. (a)	27,929	31,560
Orexigen Therapeutics, Inc. (a)(d)	387,594	2,186,030
Organovo Holdings, Inc. (a)(d)	253,165	1,498,737
Osiris Therapeutics, Inc. (a)(d)	56,117	969,141
Otonomy, Inc.	55,917	2,073,402
OvaScience, Inc. (a)(d)	65,710	2,990,462
OXiGENE, Inc. (a)(d)	55,832	98,264
Palatin Technologies, Inc. (a)(d)	120,323	113,404
Paratek Pharmaceuticals, Inc. (a)	4,603	134,546
PDL BioPharma, Inc. (d)	546,035	3,811,324
Peregrine Pharmaceuticals, Inc. (a)(d)	579,602	817,239
Pfenex, Inc. (a)(d)	37,522	551,573
Pharmacyclics, Inc. (a)(d)	211,553	45,680,639
PharmAthene, Inc. (a)(d)	166,927	280,437
Portola Pharmaceuticals, Inc. (a)(d)	148,892	5,669,807
Progenics Pharmaceuticals, Inc. (a)(d)	265,763	1,730,117
Proteon Therapeutics, Inc. (d)	21,464	232,026
Prothena Corp. PLC (a)(d)	95,031	2,525,924
PTC Therapeutics, Inc. (a)(d)	79,865	5,696,770
Puma Biotechnology, Inc. (a)(d)	70,379	14,991,431
Radius Health, Inc. (a)(d)	42,502	1,812,710
Raptor Pharmaceutical Corp. (a)(d)	229,504	2,127,502
Receptos, Inc. (a)	107,228	13,579,354
Recro Pharma, Inc.	14,684	50,513
Regado Biosciences, Inc. (a)(d)	74,220	85,353
Regulus Therapeutics, Inc. (a)(d)	88,545	1,639,853
Repligen Corp. (a)(d)	104,226	2,679,650
Retrophin, Inc. (a)(d)	71,960	1,018,954
Rexahn Pharmaceuticals, Inc. (a)(d)	663,874	530,767
Rigel Pharmaceuticals, Inc. (a)	289,108	864,433
RXi Pharmaceuticals Corp. (a)(d)	83,565	96,935
Sage Therapeutics, Inc. (d)	17,879	776,843
Sangamo Biosciences, Inc. (a)(d)	246,409	4,144,599
Sarepta Therapeutics, Inc. (a)(d)	132,661	1,843,988
Seattle Genetics, Inc. (a)(d)	356,382	12,918,848
Sorrento Therapeutics, Inc. (a)(d)	77,574	1,002,256
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Spectrum Pharmaceuticals, Inc. (a)(d)	191,900	$ 1,195,537
StemCells, Inc. (a)(d)	234,471	262,608
Stemline Therapeutics, Inc. (a)(d)	45,291	687,970
Sunesis Pharmaceuticals, Inc. (a)	153,153	340,000
Synageva BioPharma Corp. (a)(d)	79,809	7,879,543
Synergy Pharmaceuticals, Inc. (a)(d)	325,809	983,943
Synta Pharmaceuticals Corp. (a)(d)	270,194	648,466
Synthetic Biologics, Inc. (a)(d)	206,653	479,435
T2 Biosystems, Inc. (d)	18,662	309,416
Targacept, Inc. (a)	150,431	395,634
Tenax Therapeutics, Inc. (a)(d)	74,064	233,302
TESARO, Inc. (a)(d)	69,476	3,705,155
TetraLogic Pharmaceuticals Corp. (a)(d)	30,390	146,480
TG Therapeutics, Inc. (a)(d)	111,094	1,611,974
Threshold Pharmaceuticals, Inc. (a)(d)	182,118	795,856
Tokai Pharmaceuticals, Inc. (d)	22,549	341,166
Trevena, Inc.	60,755	327,469
Trovagene, Inc. (a)(d)	74,509	420,976
Ultragenyx Pharmaceutical, Inc. (d)	88,247	4,789,165
United Therapeutics Corp. (a)	163,161	25,298,113
Vanda Pharmaceuticals, Inc. (a)(d)	135,553	1,458,550
Venaxis, Inc. (a)(d)	120,707	65,182
Verastem, Inc. (a)(d)	86,325	642,258
Vericel Corp. (a)	40,443	145,595
Versartis, Inc. (a)(d)	52,664	1,043,274
Vical, Inc. (a)	229,477	234,067
Vitae Pharmaceuticals, Inc. (d)	38,518	447,579
Vital Therapies, Inc. (d)	28,931	640,822
Xencor, Inc. (a)(d)	70,842	1,105,135
XOMA Corp. (a)(d)	276,479	1,020,208
Zafgen, Inc.	47,420	1,832,783
ZIOPHARM Oncology, Inc. (a)(d)	390,931	4,401,883
		720,486,653
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	78,882	4,805,491
Abiomed, Inc. (a)(d)	125,696	7,641,060
Accuray, Inc. (a)(d)	258,414	2,320,558
Akers Biosciences, Inc. (a)(d)	12,000	45,840
Alere, Inc. (a)	272,343	12,383,436
Align Technology, Inc. (a)(d)	249,465	14,306,818
Allied Healthcare Products, Inc. (a)	4,954	8,769
Alliqua Biomedical, Inc. (a)(d)	37,208	207,621
Alphatec Holdings, Inc. (a)	230,873	334,766
Amedica Corp.	81,258	62,162
Analogic Corp.	42,044	3,643,533
Angiodynamics, Inc. (a)(d)	99,901	1,858,159
Anika Therapeutics, Inc. (a)(d)	47,507	1,896,479
Antares Pharma, Inc. (a)(d)	441,109	1,151,294
Atossa Genetics, Inc. (a)(d)	80,935	155,395
Atricure, Inc. (a)(d)	89,548	1,583,209
Atrion Corp. (d)	5,493	1,785,225

	Shares	Value
AxoGen, Inc. (a)	69,732	$ 221,050
Bacterin International Holdings, Inc. (a)	16,240	58,464
BioLase Technology, Inc. (d)	142,344	308,886
BioLife Solutions, Inc. (a)	5,828	11,248
Bovie Medical Corp. (a)(d)	38,628	130,563
Cantel Medical Corp.	122,006	5,539,072
Cardica, Inc. (a)(d)	251,087	158,787
Cardiovascular Systems, Inc. (a)(d)	102,715	3,873,383
CAS Medical Systems, Inc. (a)	6,117	7,891
Cerus Corp. (a)(d)	308,364	1,472,438
Cesca Therapeutics, Inc. (a)	63,283	57,860
Chembio Diagnostics, Inc. (a)(d)	16,328	66,128
CONMED Corp.	92,250	4,732,425
Cryolife, Inc.	80,349	842,058
Cutera, Inc. (a)	42,385	544,647
Cyberonics, Inc. (a)(d)	89,227	6,112,050
Cynosure, Inc. Class A (a)(d)	72,942	2,218,896
Delcath Systems, Inc. (a)(d)	31,941	40,565
Derma Sciences, Inc. (a)(d)	77,138	610,933
DexCom, Inc. (a)(d)	247,823	15,052,769
Digirad Corp.	45,825	195,673
Dynatronics Corp. (a)	3,425	10,994
Echo Therapeutics, Inc. (a)(d)	50,324	117,758
Electromed, Inc. (a)	18,483	44,544
Endologix, Inc. (a)(d)	224,097	3,534,010
EnteroMedics, Inc. (a)(d)	191,689	203,190
ERBA Diagnostics, Inc. (a)	51,403	177,289
Escalon Medical Corp. (a)	3,512	5,163
Exactech, Inc. (a)	30,378	709,326
Fonar Corp. (a)	24,768	329,662
Genmark Diagnostics, Inc. (a)(d)	132,359	1,682,283
Globus Medical, Inc. (a)(d)	225,599	5,477,544
Greatbatch, Inc. (a)	89,268	4,743,702
Haemonetics Corp. (a)(d)	176,633	7,853,103
Halyard Health, Inc. (a)(d)	165,068	7,599,731
Hansen Medical, Inc. (a)(d)	236,840	185,754
HeartWare International, Inc. (a)(d)	57,227	4,877,457
Hill-Rom Holdings, Inc. (d)	199,491	9,559,609
Hologic, Inc. (a)(d)	890,509	28,834,681
ICU Medical, Inc. (a)(d)	48,701	4,330,006
IDEXX Laboratories, Inc. (a)(d)	164,145	25,742,860
Inogen, Inc. (d)	31,300	1,040,725
InspireMD, Inc. (a)	98,457	59,074
Insulet Corp. (a)(d)	197,161	6,255,919
Integra LifeSciences Holdings Corp. (a)(d)	85,707	5,143,277
Invacare Corp. (d)	97,998	1,859,022
Iridex Corp. (a)	18,028	191,998
K2M Group Holdings, Inc.	62,990	1,290,665
Kewaunee Scientific Corp.	5,250	95,393
Ldr Holding Corp. (a)(d)	45,800	1,790,322
LeMaitre Vascular, Inc.	19,977	152,225
Masimo Corp. (a)(d)	180,137	5,308,637
MELA Sciences, Inc. (a)(d)	11,736	20,773
Meridian Bioscience, Inc. (d)	148,397	2,938,261
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Merit Medical Systems, Inc. (a)(d)	147,568	$ 2,893,808
MGC Diagnostics Corp. (a)	3,151	22,498
Misonix, Inc. (a)	18,363	228,068
Natus Medical, Inc. (a)	107,226	3,837,619
Neogen Corp. (a)(d)	130,952	6,698,195
NeuroMetrix, Inc. (a)	26,970	44,231
Nevro Corp. (d)	25,199	1,054,074
NuVasive, Inc. (a)(d)	159,045	7,276,309
NxStage Medical, Inc. (a)(d)	197,959	3,400,936
Ocular Therapeutix, Inc. (d)	16,922	605,300
OraSure Technologies, Inc. (a)	196,196	1,404,763
Orthofix International NV (a)(d)	73,558	2,385,486
Perseon Corp. (a)	95,648	46,676
PhotoMedex, Inc. (a)(d)	62,914	113,245
Quidel Corp. (a)(d)	105,450	2,707,956
ResMed, Inc. (d)	487,771	31,392,942
Retractable Technologies, Inc. (a)	36,514	152,629
Rockwell Medical Technologies, Inc. (a)(d)	154,514	1,545,140
Roka Bioscience, Inc. (a)(d)	17,912	74,693
RTI Biologics, Inc. (a)	213,378	1,135,171
Sientra, Inc. (d)	14,684	269,892
Sirona Dental Systems, Inc. (a)(d)	190,568	17,307,386
Staar Surgical Co. (a)(d)	105,540	724,004
Stereotaxis, Inc. (a)(d)	64,951	153,934
Steris Corp.	202,247	13,048,976
Sunshine Heart, Inc. (a)(d)	40,808	234,646
SurModics, Inc. (a)(d)	43,320	1,041,846
Symmetry Surgical, Inc. (a)	34,037	251,874
Synergetics U.S.A., Inc. (a)	76,412	345,382
Tandem Diabetes Care, Inc. (a)(d)	44,060	515,502
TearLab Corp. (a)(d)	100,207	260,538
Teleflex, Inc.	141,324	17,197,718
The Cooper Companies, Inc.	164,899	27,038,489
The Spectranetics Corp. (a)(d)	145,169	4,908,164
Thoratec Corp. (a)	205,510	8,368,367
Tornier NV (a)	130,085	3,179,277
TransEnterix, Inc. (a)(d)	105,485	301,687
TriVascular Technologies, Inc. (d)	20,938	214,824
Unilife Corp. (a)(d)	338,238	1,336,040
Uroplasty, Inc. (a)	64,999	79,299
Utah Medical Products, Inc.	9,539	566,617
Vascular Solutions, Inc. (a)(d)	53,247	1,553,747
Veracyte, Inc. (a)(d)	23,205	203,972
Vermillion, Inc. (a)(d)	65,547	121,917
Vision Sciences, Inc. (a)	22,011	11,006
West Pharmaceutical Services, Inc. (d)	254,370	13,919,126
Wright Medical Group, Inc. (a)(d)	168,894	4,159,859
Zeltiq Aesthetics, Inc. (a)(d)	96,373	3,215,967
		416,160,353
Health Care Providers & Services - 2.4%
AAC Holdings, Inc. (d)	15,894	572,025

	Shares	Value
Acadia Healthcare Co., Inc. (a)(d)	156,334	$ 9,884,999
Adcare Health Systems, Inc. (a)	40,556	182,502
Addus HomeCare Corp. (a)	22,321	488,830
Adeptus Health, Inc. Class A (d)	14,800	656,380
Air Methods Corp. (a)(d)	121,309	6,428,164
Alliance Healthcare Services, Inc. (a)	38,536	921,396
Almost Family, Inc. (a)	28,394	1,011,394
Amedisys, Inc. (a)(d)	117,539	3,546,152
American CareSource Holdings, Inc. (a)	2,053	5,913
American Shared Hospital Services (a)	115	276
AMN Healthcare Services, Inc. (a)(d)	168,489	3,801,112
AmSurg Corp. (a)(d)	165,278	9,933,208
Bio-Reference Laboratories, Inc. (a)(d)	87,412	3,054,175
BioScrip, Inc. (a)(d)	205,484	1,255,507
BioTelemetry, Inc. (a)	88,354	852,616
Brookdale Senior Living, Inc. (a)(d)	630,375	23,645,366
Capital Senior Living Corp. (a)	91,513	2,287,825
Centene Corp. (a)(d)	401,268	24,661,931
Chemed Corp. (d)	61,290	7,139,059
Civitas Solutions, Inc.	36,396	691,160
Community Health Systems, Inc. (a)	402,798	19,543,759
Corvel Corp. (a)	41,320	1,463,968
Cross Country Healthcare, Inc. (a)(d)	99,197	1,285,593
Diversicare Healthcare Services, Inc.	13,755	144,015
Envision Healthcare Holdings, Inc. (a)(d)	446,490	16,350,464
ExamWorks Group, Inc. (a)(d)	115,859	4,680,704
Five Star Quality Care, Inc. (a)	149,941	545,785
Genesis HealthCare, Inc. Class A (a)	74,963	532,987
Hanger, Inc. (a)(d)	121,329	3,141,208
Health Net, Inc. (a)	277,745	15,928,676
HealthEquity, Inc. (a)	35,198	713,463
HealthSouth Corp.	300,625	13,065,163
Healthways, Inc. (a)(d)	128,820	2,882,992
Henry Schein, Inc. (a)	289,674	40,568,844
Hooper Holmes, Inc. (a)	128,551	75,845
InfuSystems Holdings, Inc. (a)	46,642	122,668
IPC The Hospitalist Co., Inc. (a)(d)	63,434	2,742,886
Kindred Healthcare, Inc. (d)	267,099	5,667,841
Landauer, Inc. (d)	33,237	1,267,659
LHC Group, Inc. (a)	42,300	1,429,740
LifePoint Hospitals, Inc. (a)	158,267	11,388,893
Magellan Health Services, Inc. (a)	100,180	6,418,533
MEDNAX, Inc. (a)(d)	348,386	24,899,147
Molina Healthcare, Inc. (a)(d)	104,064	6,627,836
National Healthcare Corp.	34,496	2,173,593
National Research Corp. Class A	27,189	377,927
NeoStem, Inc. (a)(d)	84,204	316,607
Omnicare, Inc.	342,379	26,274,164
Owens & Minor, Inc.	214,436	7,646,788
PDI, Inc. (a)	19,284	34,518
PharMerica Corp. (a)	102,387	2,559,675
Premier, Inc. (a)	105,078	3,852,159
Providence Service Corp. (a)	40,157	1,847,222
Psychemedics Corp.	15,744	258,359
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
RadNet, Inc. (a)	112,633	$ 986,665
Select Medical Holdings Corp.	326,367	4,425,537
Sharps Compliance Corp. (a)	29,684	162,965
SunLink Health Systems, Inc. (a)	19,190	27,442
Surgical Care Affiliates, Inc. (a)	43,263	1,405,182
Team Health Holdings, Inc. (a)	243,861	14,453,641
The Ensign Group, Inc.	73,014	3,217,727
Triple-S Management Corp. (a)	81,088	1,528,509
Trupanion, Inc. (d)	21,547	163,973
U.S. Physical Therapy, Inc.	40,198	1,703,993
Universal American Spin Corp. (a)	143,644	1,330,143
VCA, Inc. (a)	301,547	16,066,424
Wellcare Health Plans, Inc. (a)(d)	150,181	13,637,937
		386,959,809
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)(d)	575,048	6,903,451
Arrhythmia Research Technology, Inc. (a)	9,913	75,141
athenahealth, Inc. (a)(d)	130,837	16,625,458
Authentidate Holding Corp. (a)(d)	48,307	34,781
Castlight Health, Inc. Class B (a)(d)	36,349	264,984
CollabRx, Inc. (a)	177	239
Computer Programs & Systems, Inc. (d)	35,893	1,887,972
HealthStream, Inc. (a)(d)	81,710	2,114,655
HMS Holdings Corp. (a)(d)	299,622	5,255,370
iCAD, Inc. (a)	51,129	508,222
Imprivata, Inc.	17,676	241,984
IMS Health Holdings, Inc. (d)	226,651	5,965,454
MedAssets, Inc. (a)	221,024	4,245,871
Medidata Solutions, Inc. (a)(d)	185,228	8,911,319
Merge Healthcare, Inc. (a)	252,695	1,010,780
Omnicell, Inc. (a)(d)	122,796	4,304,000
Quality Systems, Inc.	152,647	2,653,005
Simulations Plus, Inc.	32,233	205,002
Streamline Health Solutions, Inc. (a)	74,551	305,659
Veeva Systems, Inc. Class A (a)(d)	127,333	3,930,770
Vocera Communications, Inc. (a)	72,757	755,218
		66,199,335
Life Sciences Tools & Services - 1.4%
Accelerate Diagnostics, Inc. (a)(d)	90,417	1,808,340
Affymetrix, Inc. (a)(d)	269,666	3,155,092
Albany Molecular Research, Inc. (a)(d)	77,178	1,251,827
Apricus Biosciences, Inc. (a)(d)	146,709	322,760
BG Medicine, Inc. (a)(d)	146,045	104,422
Bio-Rad Laboratories, Inc. Class A (a)	70,269	8,936,811
Bio-Techne Corp.	124,338	12,126,685
Bioanalytical Systems, Inc. (a)(d)	4,772	9,067
Bruker Corp. (a)	382,236	7,273,951
Cambrex Corp. (a)	104,384	3,575,152
Charles River Laboratories International, Inc. (a)(d)	164,540	12,615,282

	Shares	Value
CombiMatrix Corp. (a)	13,852	$ 28,535
Enzo Biochem, Inc. (a)	134,553	411,732
Fluidigm Corp. (a)(d)	95,656	4,227,995
Harvard Bioscience, Inc. (a)	89,618	489,314
Illumina, Inc. (a)	491,572	96,082,663
INC Research Holdings, Inc. Class A	26,463	792,038
Luminex Corp. (a)(d)	135,061	2,125,860
Mettler-Toledo International, Inc. (a)(d)	100,455	31,559,947
Nanostring Technologies, Inc. (a)(d)	36,430	382,879
NeoGenomics, Inc. (a)(d)	165,540	751,552
Pacific Biosciences of California, Inc. (a)(d)	201,862	1,271,731
PAREXEL International Corp. (a)(d)	191,361	12,335,130
PRA Health Sciences, Inc.	58,225	1,835,252
pSivida Corp. (a)(d)	82,313	362,177
Quintiles Transnational Holdings, Inc. (a)	245,734	15,967,795
Response Genetics, Inc. (a)	92,898	55,832
Sequenom, Inc. (a)(d)	403,889	1,413,612
Transgenomic, Inc. (a)(d)	13,347	23,224
VirtualScopics, Inc. (a)(d)	2,167	6,891
VWR Corp. (d)	90,214	2,214,754
		223,518,302
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(d)	90,540	802,184
Achaogen, Inc. (a)	23,491	262,394
Acura Pharmaceuticals, Inc. (a)(d)	93,798	79,728
Adamis Pharmaceuticals Corp. (a)(d)	35,529	228,096
Aerie Pharmaceuticals, Inc. (a)(d)	51,131	1,437,804
Agile Therapeutics, Inc. (a)	24,717	267,932
Akorn, Inc. (a)(d)	255,543	13,750,769
Alexza Pharmaceuticals, Inc. (a)(d)	73,834	155,790
Alimera Sciences, Inc. (a)(d)	85,999	449,775
Amphastar Pharmaceuticals, Inc. (a)	24,097	337,358
Ampio Pharmaceuticals, Inc. (a)(d)	146,523	826,390
ANI Pharmaceuticals, Inc. (a)(d)	27,378	1,844,182
Aradigm Corp. (a)	6,736	50,048
Aratana Therapeutics, Inc. (a)(d)	102,462	1,973,418
Assembly Biosciences, Inc. (a)	33,918	458,232
AstraZeneca PLC rights (a)	21,542	0
Bio Path Holdings, Inc. (a)(d)	313,435	579,855
Biodel, Inc. (a)(d)	46,947	63,848
Biodelivery Sciences International, Inc. (a)(d)	149,609	2,243,387
Catalent, Inc. (a)(d)	153,185	4,284,584
Cempra, Inc. (a)(d)	103,648	3,432,822
Columbia Laboratories, Inc. (a)	40,260	279,404
Corcept Therapeutics, Inc. (a)(d)	262,513	868,918
Corium International, Inc.	21,362	146,543
Cumberland Pharmaceuticals, Inc. (a)	33,632	204,146
CymaBay Therapeutics, Inc. (a)	34,018	287,452
DepoMed, Inc. (a)(d)	202,001	4,433,922
Dermira, Inc.	45,522	761,583
Dipexium Pharmaceuticals, Inc. (d)	9,847	140,123
Durect Corp. (a)	379,275	398,239
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Egalet Corp. (d)	14,243	$ 213,787
Endocyte, Inc. (a)(d)	115,046	667,267
Evoke Pharma, Inc. (a)	15,864	88,680
Heska Corp. (a)	19,187	412,521
Horizon Pharma PLC (a)(d)	235,006	4,824,673
IGI Laboratories, Inc. (a)(d)	96,521	1,111,922
Impax Laboratories, Inc. (a)	232,534	9,368,795
Imprimis Pharmaceuticals, Inc. (a)	5,189	39,592
Intersect ENT, Inc.	17,801	470,124
Intra-Cellular Therapies, Inc. (a)(d)	74,302	1,846,405
Jazz Pharmaceuticals PLC (a)(d)	211,278	35,936,275
Lannett Co., Inc. (a)(d)	96,843	6,043,003
Lipocine, Inc. (a)	46,212	334,575
Marinus Pharmaceuticals, Inc.	15,955	182,844
Nektar Therapeutics (a)(d)	438,756	5,734,541
NovaBay Pharmaceuticals, Inc. (a)(d)	142,289	76,836
Ocera Therapeutics, Inc. (a)(d)	31,077	175,430
Oculus Innovative Sciences, Inc. (a)(d)	23,611	20,305
Omeros Corp. (a)(d)	119,830	2,500,852
Pacira Pharmaceuticals, Inc. (a)(d)	125,599	14,414,997
Pain Therapeutics, Inc. (a)	144,997	275,494
Pernix Therapeutics Holdings, Inc. (a)(d)	94,921	1,018,502
Phibro Animal Health Corp. Class A	41,761	1,514,671
Pozen, Inc. (a)(d)	94,842	695,192
Prestige Brands Holdings, Inc. (a)(d)	181,342	6,988,921
Relypsa, Inc. (a)(d)	43,345	1,681,786
Repros Therapeutics, Inc. (a)(d)	81,658	752,070
Revance Therapeutics, Inc. (d)	36,438	584,830
Sagent Pharmaceuticals, Inc. (a)(d)	76,863	2,089,136
Salix Pharmaceuticals Ltd. (a)	220,382	34,644,050
SciClone Pharmaceuticals, Inc. (a)(d)	165,132	1,273,168
SCYNEXIS, Inc.	25,850	255,915
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	72,103	1,108,944
Supernus Pharmaceuticals, Inc. (a)(d)	86,480	777,455
Tetraphase Pharmaceuticals, Inc. (a)(d)	86,357	3,407,647
The Medicines Company (a)(d)	223,387	6,425,727
TherapeuticsMD, Inc. (a)(d)	419,081	2,124,741
Theravance Biopharma, Inc. (a)(d)	82,086	1,783,729
Theravance, Inc. (d)	287,302	5,188,674
VIVUS, Inc. (a)(d)	380,623	993,426
XenoPort, Inc. (a)	188,526	1,291,403
Zogenix, Inc. (a)(d)	417,494	701,390
ZS Pharma, Inc. (d)	21,422	1,059,746
		202,148,967
TOTAL HEALTH CARE		2,015,473,419

	Shares	Value
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.7%
AAR Corp.	136,468	$ 4,012,159
AeroVironment, Inc. (a)(d)	65,978	1,808,457
American Science & Engineering, Inc. (d)	30,419	1,590,610
API Technologies Corp. (a)	126,577	246,825
Arotech Corp. (a)(d)	70,548	175,665
Astronics Corp. (a)(d)	64,199	4,465,682
Astrotech Corp. (a)(d)	39,511	118,928
BE Aerospace, Inc.	362,382	23,025,752
Breeze Industrial Products Corp. (a)	10,964	110,846
CPI Aerostructures, Inc. (a)(d)	20,017	242,206
Cubic Corp.	76,216	3,983,810
Curtiss-Wright Corp.	168,682	12,242,940
DigitalGlobe, Inc. (a)(d)	238,086	7,916,360
Ducommun, Inc. (a)	34,897	868,237
Engility Holdings, Inc.	61,914	2,235,095
Erickson Air-Crane, Inc. (a)(d)	27,407	168,553
Esterline Technologies Corp. (a)(d)	111,286	13,115,055
Exelis, Inc.	658,344	15,931,925
GenCorp, Inc. (non-vtg.) (a)(d)	209,446	4,042,308
HEICO Corp. (d)	109,443	6,485,592
HEICO Corp. Class A	110,758	5,054,995
Hexcel Corp.	335,650	15,970,227
Huntington Ingalls Industries, Inc.	167,916	23,731,568
Innovative Solutions & Support, Inc. (a)(d)	34,266	143,575
KEYW Holding Corp. (a)(d)	118,400	1,033,632
KLX, Inc. (a)	179,043	7,150,977
Kratos Defense & Security Solutions, Inc. (a)(d)	148,815	858,663
LMI Aerospace, Inc. (a)(d)	40,944	583,043
Micronet Enertec Technologies, Inc. (a)	8,571	27,513
Moog, Inc. Class A (a)	145,245	10,960,188
National Presto Industries, Inc. (d)	19,337	1,172,596
Orbital ATK, Inc.	205,390	13,613,249
SIFCO Industries, Inc. (d)	6,788	140,851
Sparton Corp. (a)	27,651	634,590
Spirit AeroSystems Holdings, Inc. Class A (a)	445,935	21,944,461
Taser International, Inc. (a)(d)	179,776	4,221,140
Teledyne Technologies, Inc. (a)(d)	128,924	12,999,407
TransDigm Group, Inc.	169,044	36,658,882
Triumph Group, Inc.	178,461	10,670,183
Vectrus, Inc. (a)	36,574	1,163,419
		271,520,164
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	22,082
Air Transport Services Group, Inc. (a)(d)	176,295	1,584,892
Atlas Air Worldwide Holdings, Inc. (a)(d)	85,402	3,872,981
Echo Global Logistics, Inc. (a)(d)	58,814	1,707,959
Forward Air Corp.	118,062	6,316,317
Hub Group, Inc. Class A (a)	126,075	5,089,648
Park-Ohio Holdings Corp.	30,894	1,784,129
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Radiant Logistics, Inc. (a)	46,032	$ 212,208
UTi Worldwide, Inc. (a)(d)	323,891	4,236,494
XPO Logistics, Inc. (a)(d)	225,643	9,962,138
		34,788,848
Airlines - 1.8%
Alaska Air Group, Inc.	454,418	28,923,706
Allegiant Travel Co.	49,609	9,109,205
American Airlines Group, Inc.	2,487,977	119,174,060
CHC Group Ltd. (a)(d)	112,789	277,461
Hawaiian Holdings, Inc. (a)(d)	192,073	3,555,271
JetBlue Airways Corp. (a)(d)	905,370	15,563,310
Republic Airways Holdings, Inc. (a)	176,772	2,275,056
SkyWest, Inc.	180,939	2,645,328
Spirit Airlines, Inc. (a)	250,520	19,485,446
United Continental Holdings, Inc. (a)	1,274,228	83,054,181
Virgin America, Inc. (d)	44,798	1,569,722
		285,632,746
Building Products - 0.9%
A.O. Smith Corp.	259,682	16,367,756
AAON, Inc.	148,597	3,344,918
Advanced Drain Systems, Inc. Del	83,290	2,261,324
American Woodmark Corp. (a)	43,110	2,270,173
Apogee Enterprises, Inc.	103,282	4,735,480
Armstrong World Industries, Inc. (a)	152,688	8,524,571
Builders FirstSource, Inc. (a)(d)	172,637	1,041,001
Continental Building Products, Inc. (a)(d)	71,142	1,484,022
Fortune Brands Home & Security, Inc.	559,128	25,898,809
Gibraltar Industries, Inc. (a)	106,106	1,555,514
Griffon Corp.	169,928	2,773,225
Insteel Industries, Inc.	54,988	1,193,789
Lennox International, Inc.	153,018	15,953,657
Masonite International Corp. (a)	65,609	4,024,456
NCI Building Systems, Inc. (a)	106,899	1,800,179
Norcraft Companies, Inc. (a)(d)	31,325	645,608
Nortek, Inc. (a)	47,908	3,720,056
Owens Corning	398,679	15,811,609
Patrick Industries, Inc. (a)	36,314	2,006,349
PGT, Inc. (a)	152,287	1,548,759
Ply Gem Holdings, Inc. (a)(d)	68,846	945,256
Quanex Building Products Corp. (d)	127,404	2,495,844
Simpson Manufacturing Co. Ltd. (d)	150,324	5,441,729
Trex Co., Inc. (a)(d)	107,478	5,411,517
Universal Forest Products, Inc. (d)	70,037	3,785,500
USG Corp. (a)(d)	328,599	9,263,206
		144,304,307
Commercial Services & Supplies - 1.4%
ABM Industries, Inc. (d)	190,162	5,912,137
ACCO Brands Corp. (a)(d)	398,384	3,031,702
Acme United Corp.	1,357	26,095
Amrep Corp. (a)	2,745	14,850

	Shares	Value
ARC Document Solutions, Inc. (a)	127,869	$ 1,081,772
Avalon Holdings Corp. Class A (a)	128	397
Brady Corp. Class A (d)	171,982	4,636,635
Casella Waste Systems, Inc. Class A (a)	117,559	517,260
CECO Environmental Corp. (d)	73,503	1,045,948
Cenveo, Inc. (a)(d)	194,163	405,801
Civeo Corp.	362,468	1,428,124
Clean Harbors, Inc. (a)(d)	191,766	10,679,449
Command Security Corp. (a)	4,127	8,419
CompX International, Inc. Class A	729	8,034
Copart, Inc. (a)	388,861	14,551,179
Courier Corp.	34,840	848,702
Covanta Holding Corp.	443,616	9,613,159
Deluxe Corp.	172,940	11,509,157
Ecology & Environment, Inc. Class A	5,634	54,932
Ennis, Inc.	84,717	1,181,802
Fuel Tech, Inc. (a)(d)	72,552	235,068
G&K Services, Inc. Class A	68,430	4,926,276
Healthcare Services Group, Inc.	246,803	8,285,177
Heritage-Crystal Clean, Inc. (a)	44,359	545,616
Herman Miller, Inc.	205,941	6,377,993
HNI Corp.	158,301	8,073,351
Hudson Technologies, Inc. (a)(d)	71,297	278,058
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	68,196
InnerWorkings, Inc. (a)(d)	130,564	829,081
Interface, Inc.	227,147	4,586,098
Intersections, Inc. (d)	42,827	160,601
KAR Auction Services, Inc.	483,867	17,646,629
Kimball International, Inc. Class B	113,583	1,084,718
Knoll, Inc.	168,647	3,580,376
MagneGas Corp. (a)(d)	47,231	41,138
Matthews International Corp. Class A	103,908	5,026,030
McGrath RentCorp.	87,775	2,807,922
Metalico, Inc. (a)(d)	208,228	133,266
Mobile Mini, Inc.	158,597	6,580,190
Msa Safety, Inc.	109,856	5,556,516
Multi-Color Corp.	45,195	3,085,915
NL Industries, Inc. (a)	19,361	152,177
Performant Financial Corp. (a)(d)	101,625	533,531
Perma-Fix Environmental Services, Inc. (a)	24,334	102,689
Quad/Graphics, Inc.	95,720	2,242,720
Quest Resource Holding Corp. (a)(d)	290,901	363,626
R.R. Donnelley & Sons Co. (d)	682,759	13,020,214
Rollins, Inc. (d)	216,194	7,251,147
SP Plus Corp. (a)(d)	59,437	1,343,871
Standard Register Co. (a)(d)	7,636	7,712
Steelcase, Inc. Class A	291,127	5,449,897
Swisher Hygiene, Inc. (a)(d)	36,476	70,034
Team, Inc. (a)(d)	67,994	2,610,970
Tetra Tech, Inc.	220,994	5,619,877
The Brink's Co. (d)	170,136	4,787,627
TRC Companies, Inc. (a)	70,527	588,900
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
U.S. Ecology, Inc. (d)	72,607	$ 3,544,674
UniFirst Corp.	53,870	6,401,372
United Stationers, Inc.	140,267	5,665,384
Versar, Inc. (a)	11,390	37,587
Viad Corp.	77,914	2,069,396
Virco Manufacturing Co. (a)	17,110	41,064
Waste Connections, Inc.	430,752	20,232,421
West Corp.	82,531	2,818,434
		231,419,093
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)(d)	527,199	15,847,602
Aegion Corp. (a)(d)	132,798	2,402,316
Ameresco, Inc. Class A (a)(d)	58,398	365,571
Argan, Inc. (d)	40,170	1,302,713
Chicago Bridge & Iron Co. NV (d)	333,924	15,413,932
Comfort Systems U.S.A., Inc. (d)	133,880	2,503,556
Dycom Industries, Inc. (a)	117,169	5,196,445
EMCOR Group, Inc.	231,845	10,208,135
Furmanite Corp. (a)	137,457	955,326
Goldfield Corp.	60,575	153,255
Granite Construction, Inc. (d)	134,097	4,441,293
Great Lakes Dredge & Dock Corp. (a)(d)	202,486	1,235,165
Integrated Electrical Services, Inc. (a)	39,773	318,184
KBR, Inc.	511,747	8,336,359
Layne Christensen Co. (a)(d)	69,984	454,896
MasTec, Inc. (a)(d)	225,743	4,982,148
MYR Group, Inc. (a)(d)	82,089	2,268,940
Northwest Pipe Co. (a)(d)	32,983	798,848
Orion Marine Group, Inc. (a)	91,416	932,443
Primoris Services Corp.	131,352	2,712,419
Sterling Construction Co., Inc. (a)	60,041	165,713
Tutor Perini Corp. (a)(d)	141,192	3,285,538
		84,280,797
Electrical Equipment - 1.1%
Active Power, Inc. (a)(d)	47,662	92,941
Acuity Brands, Inc.	149,503	23,693,235
Allied Motion Technologies, Inc.	18,882	526,053
American Electric Technologies, Inc. (a)	11,601	44,664
American Superconductor Corp. (a)(d)	197,700	164,407
AZZ, Inc.	91,441	4,153,250
Babcock & Wilcox Co.	374,180	11,614,547
Blue Earth, Inc. (a)(d)	110,848	128,584
Broadwind Energy, Inc. (a)	50,197	248,475
Capstone Turbine Corp. (a)(d)	1,142,904	808,719
Digital Power Corp. (a)	4,959	5,157
Encore Wire Corp. (d)	69,613	2,595,869
EnerSys	163,080	10,649,124
Enphase Energy, Inc. (a)(d)	78,214	1,077,789
Espey Manufacturing & Electronics Corp.	5,358	152,435
Franklin Electric Co., Inc. (d)	135,690	4,949,971

	Shares	Value
FuelCell Energy, Inc. (a)(d)	837,400	$ 1,096,994
Generac Holdings, Inc. (a)(d)	237,695	11,715,987
General Cable Corp. (d)	173,857	2,614,809
Global Power Equipment Group, Inc.	55,768	741,714
GrafTech International Ltd. (a)(d)	407,460	1,589,094
Hubbell, Inc. Class B	186,963	21,276,389
Ideal Power, Inc. (a)(d)	10,507	81,324
Lime Energy Co. (a)	4,467	10,899
LSI Industries, Inc.	61,904	487,184
MagneTek, Inc. (a)	8,242	367,264
Ocean Power Technologies, Inc. (a)(d)	52,155	26,599
Orion Energy Systems, Inc. (a)	65,072	232,958
Plug Power, Inc. (a)(d)	547,278	1,685,616
Polypore International, Inc. (a)(d)	153,378	9,093,782
Powell Industries, Inc. (d)	33,460	1,128,940
Power Solutions International, Inc. (a)(d)	16,088	909,455
PowerSecure International, Inc. (a)(d)	76,447	847,797
Preformed Line Products Co.	9,836	451,964
Real Goods Solar, Inc. Class A (a)(d)	121,429	49,264
Regal-Beloit Corp. (d)	160,538	12,512,332
Revolution Lighting Technologies, Inc. (a)(d)	124,109	136,520
Sensata Technologies Holding BV (a)(d)	584,960	31,435,750
SL Industries, Inc. (a)	15,027	582,296
SolarCity Corp. (a)(d)	173,997	8,936,486
Thermon Group Holdings, Inc. (a)(d)	116,087	2,846,453
Ultralife Corp. (a)	43,594	154,759
Vicor Corp. (a)	64,365	848,331
ZBB Energy Corp. (a)(d)	71,337	40,762
		172,806,942
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	223,580	20,808,591
Raven Industries, Inc. (d)	129,668	2,702,281
		23,510,872
Machinery - 3.4%
Accuride Corp. (a)	132,658	715,027
Actuant Corp. Class A (d)	226,271	5,756,334
Adept Technology, Inc. (a)(d)	40,541	267,165
AGCO Corp. (d)	290,442	14,446,585
Alamo Group, Inc.	33,057	1,657,809
Albany International Corp. Class A	100,741	3,798,943
Allison Transmission Holdings, Inc.	570,639	18,157,733
Altra Industrial Motion Corp. (d)	94,746	2,586,566
American Railcar Industries, Inc. (d)	32,423	1,820,876
ARC Group Worldwide, Inc. (a)(d)	8,874	55,374
Art's-Way Manufacturing Co., Inc.	9,831	44,928
Astec Industries, Inc. (d)	69,250	2,961,823
Barnes Group, Inc.	168,850	6,757,377
Blount International, Inc.	172,961	2,869,423
Briggs & Stratton Corp.	162,631	3,389,230
Chart Industries, Inc. (a)(d)	103,493	3,616,045
Chicago Rivet & Machine Co.	772	26,310
CIRCOR International, Inc.	63,729	3,420,335
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
CLARCOR, Inc. (d)	174,986	$ 11,515,829
Colfax Corp. (a)(d)	326,925	17,222,409
Columbus McKinnon Corp. (NY Shares)	65,985	1,752,562
Commercial Vehicle Group, Inc. (a)	93,301	534,615
Crane Co.	168,761	11,278,298
Donaldson Co., Inc.	440,048	16,299,378
Douglas Dynamics, Inc. (d)	80,123	1,805,171
Dynamic Materials Corp.	47,080	760,342
Eastern Co.	14,302	281,320
Energy Recovery, Inc. (a)(d)	141,452	479,522
EnPro Industries, Inc.	82,779	5,444,375
ESCO Technologies, Inc.	95,557	3,682,767
ExOne Co. (a)(d)	33,912	513,089
Federal Signal Corp.	221,782	3,657,185
FreightCar America, Inc.	47,091	1,473,948
Global Brass & Copper Holdings, Inc.	80,528	1,130,613
Gorman-Rupp Co.	64,538	1,854,822
Graco, Inc. (d)	207,735	15,742,158
Graham Corp.	37,894	857,541
Greenbrier Companies, Inc. (d)	83,214	4,890,487
Hardinge, Inc.	28,207	322,124
Harsco Corp.	290,912	4,797,139
Hillenbrand, Inc.	215,614	6,834,964
Hurco Companies, Inc.	20,598	703,010
Hyster-Yale Materials Handling Class A	38,190	2,523,213
IDEX Corp.	269,316	20,807,354
ITT Corp.	309,221	12,699,706
John Bean Technologies Corp.	99,102	3,424,965
Kadant, Inc.	39,201	1,734,252
Kennametal, Inc. (d)	268,384	9,393,440
Key Technology, Inc. (a)	12,346	158,029
L.B. Foster Co. Class A	33,294	1,632,072
Lincoln Electric Holdings, Inc.	271,545	18,747,467
Lindsay Corp. (d)	43,499	3,809,642
LiqTech International, Inc. (a)(d)	90,569	90,569
Lydall, Inc. (a)(d)	60,920	1,940,911
Manitex International, Inc. (a)(d)	43,889	515,696
Manitowoc Co., Inc. (d)	463,639	10,260,331
Meritor, Inc. (a)	336,860	4,813,729
MFRI, Inc. (a)	13,428	86,611
Middleby Corp. (a)	198,416	21,153,130
Miller Industries, Inc.	29,446	652,523
Mueller Industries, Inc.	200,620	6,983,582
Mueller Water Products, Inc. Class A	561,955	5,147,508
Navistar International Corp. (a)(d)	235,713	6,861,605
NN, Inc. (d)	70,075	1,941,778
Nordson Corp.	198,276	15,253,373
Omega Flex, Inc.	5,411	154,214
Oshkosh Corp.	277,970	13,562,156
PMFG, Inc. (a)(d)	53,404	245,658
Proto Labs, Inc. (a)(d)	77,808	5,530,593

	Shares	Value
RBC Bearings, Inc. (d)	85,056	$ 5,277,725
Rexnord Corp. (a)(d)	348,193	9,599,681
SPX Corp.	141,293	12,593,445
Standex International Corp.	46,541	3,374,223
Sun Hydraulics Corp.	87,313	3,379,013
Supreme Industries, Inc. Class A	18,292	158,957
Taylor Devices, Inc. (a)	3,820	45,649
Tecumseh Products Co. (a)	49,815	153,928
Tennant Co.	67,060	4,383,712
Terex Corp.	381,012	10,443,539
The L.S. Starrett Co. Class A	18,776	406,500
Timken Co.	266,546	11,322,874
Titan International, Inc. (d)	188,051	1,876,749
Toro Co.	193,595	13,096,702
TriMas Corp. (a)	155,535	4,659,829
Trinity Industries, Inc. (d)	534,142	17,957,854
Twin Disc, Inc.	28,396	522,202
Valmont Industries, Inc. (d)	84,114	10,484,810
Wabash National Corp. (a)(d)	244,547	3,582,614
WABCO Holdings, Inc. (a)	188,096	21,975,256
Wabtec Corp.	329,508	31,267,014
Watts Water Technologies, Inc. Class A	99,738	5,483,595
Woodward, Inc.	207,260	10,062,473
WSI Industries, Inc.	5,668	34,518
Xerium Technologies, Inc. (a)	44,737	714,003
		539,162,523
Marine - 0.1%
Baltic Trading Ltd. (d)	148,093	265,086
International Shipholding Corp.	22,466	314,524
Kirby Corp. (a)(d)	195,594	15,076,386
Matson, Inc. (d)	149,156	5,887,187
Rand Logistics, Inc. (a)(d)	41,510	137,813
		21,680,996
Professional Services - 1.3%
Acacia Research Corp. (d)	177,375	2,224,283
Advisory Board Co. (a)(d)	144,876	7,840,689
Barrett Business Services, Inc.	25,887	964,291
CBIZ, Inc. (a)(d)	163,829	1,448,248
CDI Corp.	49,390	908,776
Corp. Resources Services, Inc. (a)	34,388	5,437
Corporate Executive Board Co.	115,919	9,066,025
CRA International, Inc. (a)	30,012	903,061
CTPartners Executive Search, Inc. (a)	14,836	102,665
DLH Holdings Corp. (a)	2,300	4,922
Exponent, Inc.	47,976	4,151,363
Franklin Covey Co. (a)	43,785	783,752
FTI Consulting, Inc. (a)(d)	141,722	5,225,290
General Employment Enterprises, Inc. (a)	37,933	31,484
GP Strategies Corp. (a)	66,351	2,368,067
Heidrick & Struggles International, Inc.	50,842	1,217,157
Hill International, Inc. (a)	133,198	479,513
Hudson Global, Inc. (a)	73,448	201,248
Huron Consulting Group, Inc. (a)	79,894	5,324,935
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
ICF International, Inc. (a)(d)	69,969	$ 2,931,701
IHS, Inc. Class A (a)	235,346	27,660,215
Insperity, Inc.	79,669	4,126,854
Kelly Services, Inc. Class A (non-vtg.)	100,032	1,731,554
Kforce, Inc.	104,013	2,454,707
Korn/Ferry International (a)	172,794	5,287,496
Lightbridge Corp. (a)(d)	43,052	52,093
Luna Innovations, Inc. (a)	26,569	37,728
Manpower, Inc.	273,981	22,044,511
Marathon Patent Group, Inc. (a)(d)	29,824	218,908
Mastech Holdings, Inc. (a)	3,140	29,830
MISTRAS Group, Inc. (a)	57,199	1,078,201
Navigant Consulting, Inc. (a)	183,680	2,569,683
Odyssey Marine Exploration, Inc. (a)(d)	256,679	179,162
On Assignment, Inc. (a)	163,696	6,254,824
Paylocity Holding Corp. (d)	49,580	1,481,946
Pendrell Corp. (a)	486,872	555,034
RCM Technologies, Inc. (a)	26,829	163,120
Resources Connection, Inc.	137,971	2,444,846
RPX Corp. (a)(d)	181,657	2,648,559
Spherix, Inc. (a)(d)	91,248	83,948
Towers Watson & Co.	240,702	31,652,313
TriNet Group, Inc. (d)	92,085	3,346,369
TrueBlue, Inc. (a)	146,446	3,369,722
Verisk Analytics, Inc. (a)	512,751	36,820,649
Volt Information Sciences, Inc. (a)	6,345	79,313
VSE Corp.	14,777	1,170,486
WageWorks, Inc. (a)(d)	113,129	6,499,261
Willdan Group, Inc. (a)	21,298	301,367
		210,525,606
Road & Rail - 1.2%
AMERCO	21,496	7,025,323
ArcBest Corp. (d)	85,402	3,576,636
Avis Budget Group, Inc. (a)	367,790	22,295,430
Celadon Group, Inc.	79,105	2,076,506
Con-way, Inc.	199,281	8,802,242
Covenant Transport Group, Inc. Class A (a)	37,474	1,193,547
Genesee & Wyoming, Inc. Class A (a)	176,817	18,229,833
Heartland Express, Inc. (d)	187,295	4,714,215
Hertz Global Holdings, Inc. (a)	1,549,670	35,750,887
J.B. Hunt Transport Services, Inc. (d)	315,439	26,970,035
Knight Transportation, Inc.	212,636	7,029,746
Landstar System, Inc. (d)	150,322	10,555,611
Marten Transport Ltd. (d)	92,034	2,134,268
Old Dominion Freight Lines, Inc. (a)	236,793	18,498,269
P.A.M. Transportation Services, Inc. (a)	12,026	631,004
Patriot Transportation Holding, Inc. (a)	5,781	130,246
Providence & Worcester Railroad Co.	1,842	34,077
Quality Distribution, Inc. (a)	101,880	1,119,661

	Shares	Value
Roadrunner Transportation Systems, Inc. (a)(d)	95,057	$ 2,440,113
Saia, Inc. (a)(d)	87,509	4,028,039
Swift Transporation Co. (a)(d)	293,693	8,305,638
U.S.A. Truck, Inc. (a)	28,518	868,373
Universal Truckload Services, Inc.	31,411	802,551
Werner Enterprises, Inc. (d)	167,017	5,356,235
YRC Worldwide, Inc. (a)	89,390	1,761,877
		194,330,362
Trading Companies & Distributors - 0.8%
Aceto Corp.	93,350	1,998,624
AeroCentury Corp. (a)	740	7,452
Air Lease Corp. Class A (d)	327,434	12,521,076
Aircastle Ltd.	233,960	5,397,457
Applied Industrial Technologies, Inc.	152,841	6,695,964
Beacon Roofing Supply, Inc. (a)(d)	172,145	5,167,793
BlueLinx Corp. (a)(d)	73,361	79,230
CAI International, Inc. (a)(d)	61,359	1,489,797
DXP Enterprises, Inc. (a)(d)	43,783	2,005,261
Empire Resources, Inc.	161	725
Essex Rental Corp. (a)	27,827	20,926
GATX Corp.	159,648	9,938,088
H&E Equipment Services, Inc.	103,365	2,530,375
HD Supply Holdings, Inc. (a)	517,174	15,259,219
Houston Wire & Cable Co.	50,293	533,609
Kaman Corp.	99,263	4,119,415
Lawson Products, Inc. (a)	23,255	634,862
MRC Global, Inc. (a)	347,646	4,474,204
MSC Industrial Direct Co., Inc. Class A (d)	169,797	12,393,483
Now, Inc. (d)	364,773	7,751,426
Rush Enterprises, Inc. Class A (a)(d)	125,536	3,506,220
Stock Building Supply Holdings, Inc. (a)	50,213	779,808
TAL International Group, Inc.	117,763	4,914,250
Textainer Group Holdings Ltd.	92,215	2,974,856
Titan Machinery, Inc. (a)(d)	64,538	930,638
Transcat, Inc. (a)	4,695	44,603
Veritiv Corp. (a)(d)	27,144	1,374,844
Watsco, Inc. (d)	93,781	10,994,884
WESCO International, Inc. (a)(d)	150,116	10,422,554
Willis Lease Finance Corp. (a)	19,324	412,374
		129,374,017
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	192,573	2,890,521
TOTAL INDUSTRIALS		2,346,227,794
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.3%
ADTRAN, Inc. (d)	197,013	4,241,690
Alliance Fiber Optic Products, Inc.	49,056	804,518
Applied Optoelectronics, Inc. (a)(d)	25,005	312,062
Arista Networks, Inc. (d)	17,147	1,186,744
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Arris Group, Inc. (a)	452,341	$ 13,289,779
Aruba Networks, Inc. (a)	374,801	9,298,813
Aviat Networks, Inc. (a)	198,244	251,770
Bel Fuse, Inc. Class B (non-vtg.)	34,073	650,454
Black Box Corp.	57,867	1,272,495
Brocade Communications Systems, Inc.	1,527,232	18,922,404
CalAmp Corp. (a)(d)	118,413	2,267,609
Calix Networks, Inc. (a)	146,257	1,278,286
Ciena Corp. (a)(d)	355,779	7,442,897
Clearfield, Inc. (a)(d)	36,827	512,632
ClearOne, Inc.	17,545	179,836
CommScope Holding Co., Inc. (a)	285,692	8,999,298
Communications Systems, Inc.	9,294	103,349
Comtech Telecommunications Corp.	62,000	2,215,880
Digi International, Inc. (a)	79,767	843,935
EchoStar Holding Corp. Class A (a)	148,896	8,092,498
EMCORE Corp. (a)	83,286	450,577
Emulex Corp. (a)(d)	309,392	2,459,666
Energous Corp. (d)	21,984	221,819
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)(d)	334,521	1,187,550
Finisar Corp. (a)(d)	333,377	7,004,251
Harmonic, Inc. (a)(d)	364,484	2,846,620
Infinera Corp. (a)(d)	428,893	7,312,626
InfoSonics Corp. (a)(d)	41,938	70,456
InterDigital, Inc. (d)	140,409	7,423,424
Interphase Corp. (a)	11,825	25,187
Inventergy Global, Inc.	23,240	11,620
Ixia (a)(d)	193,434	2,201,279
JDS Uniphase Corp. (a)	807,783	11,123,172
KVH Industries, Inc. (a)(d)	40,349	517,678
Lantronix, Inc. (a)	2,994	5,299
Meru Networks, Inc. (a)(d)	52,324	138,659
MRV Communications, Inc. (a)	1,837	18,260
NETGEAR, Inc. (a)(d)	134,826	4,346,790
Novatel Wireless, Inc. (a)	106,918	562,389
NumereX Corp. Class A (a)(d)	42,907	485,278
Oclaro, Inc. (a)(d)	344,328	602,574
Optical Cable Corp.	11,466	56,871
Palo Alto Networks, Inc. (a)(d)	230,463	32,776,448
Parkervision, Inc. (a)(d)	336,237	319,459
PC-Tel, Inc.	57,568	466,301
Plantronics, Inc.	151,062	7,619,567
Polycom, Inc. (a)	484,718	6,698,803
Procera Networks, Inc. (a)(d)	67,503	626,428
Relm Wireless Corp. (a)	28,926	179,630
Resonant, Inc. (d)	9,244	96,138
Riverbed Technology, Inc. (a)	536,092	11,225,766
Ruckus Wireless, Inc. (a)(d)	183,342	2,321,110
ShoreTel, Inc. (a)	214,620	1,598,919
Sonus Networks, Inc. (a)	192,177	3,278,540

	Shares	Value
Technical Communications Corp. (a)	2,835	$ 12,020
Tessco Technologies, Inc.	22,372	500,014
Ubiquiti Networks, Inc. (d)	88,761	2,808,398
ViaSat, Inc. (a)(d)	151,458	9,896,266
Westell Technologies, Inc. Class A (a)	150,024	214,534
xG Technology, Inc. (a)	51,074	22,983
Zhone Technologies, Inc. (a)(d)	84,494	118,714
		212,019,032
Electronic Equipment & Components - 2.3%
Acorn Energy, Inc. (a)(d)	65,930	41,536
ADDvantage Technologies Group, Inc. (a)	11,928	28,627
Advanced Photonix, Inc. Class A (a)	41,087	16,846
Agilysys, Inc. (a)	51,105	505,428
Anixter International, Inc. (a)	96,148	7,585,116
Applied DNA Sciences, Inc. (a)(d)	39,001	151,714
Arrow Electronics, Inc. (a)	338,227	20,956,545
Avnet, Inc.	475,223	21,769,966
AVX Corp.	188,324	2,683,617
Badger Meter, Inc.	51,607	3,013,849
Belden, Inc.	150,875	13,394,683
Benchmark Electronics, Inc. (a)	187,285	4,393,706
CDW Corp.	412,615	15,526,702
Checkpoint Systems, Inc. (a)	146,940	1,983,690
Chyronhego Corp. (a)(d)	81,146	228,832
ClearSign Combustion Corp. (a)(d)	26,018	174,581
Cognex Corp. (a)	299,154	13,369,192
Coherent, Inc. (a)	85,373	5,484,362
Control4 Corp. (a)(d)	59,903	777,541
CTS Corp.	113,780	1,986,599
CUI Global, Inc. (a)(d)	68,064	387,965
Daktronics, Inc.	137,251	1,404,078
Digital Ally, Inc. (a)(d)	9,073	116,951
Dolby Laboratories, Inc. Class A	165,614	6,702,399
DTS, Inc. (a)	59,499	1,753,436
Dynasil Corp. of America (a)(d)	9,408	14,018
Echelon Corp. (a)	108,441	122,538
Electro Rent Corp.	50,058	646,749
Electro Scientific Industries, Inc. (d)	91,776	634,172
eMagin Corp. (a)(d)	60,537	199,772
Fabrinet (a)(d)	101,982	1,830,577
FARO Technologies, Inc. (a)(d)	58,086	3,483,417
FEI Co.	143,797	11,358,525
Frequency Electronics, Inc. (a)	13,041	159,622
Giga-Tronics, Inc. (a)	16,884	29,547
GSI Group, Inc. (a)	86,732	1,140,526
I. D. Systems Inc. (a)	39,946	257,652
Identiv, Inc. (a)	40,037	387,158
IEC Electronics Corp. (a)	18,101	77,834
II-VI, Inc. (a)(d)	198,435	3,470,628
Image Sensing Systems, Inc. (a)(d)	2,863	7,329
Ingram Micro, Inc. Class A (a)	529,517	13,084,365
Insight Enterprises, Inc. (a)	143,877	3,783,965
Intellicheck Mobilisa, Inc. (a)(d)	10,716	16,931
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
IntriCon Corp. (a)	8,644	$ 64,052
InvenSense, Inc. (a)(d)	255,226	4,254,617
IPG Photonics Corp. (a)(d)	121,293	11,631,999
Iteris, Inc. (a)	62,428	109,873
Itron, Inc. (a)(d)	140,706	5,132,955
Jabil Circuit, Inc.	687,100	15,095,587
KEMET Corp. (a)	140,529	642,218
KEY Tronic Corp. (a)	23,864	245,561
Keysight Technologies, Inc. (a)	574,811	21,578,405
Kimball Electronics, Inc. (a)	85,187	1,066,541
Knowles Corp. (a)(d)	293,201	5,614,799
LGL Group, Inc. (a)	3,009	11,976
LightPath Technologies, Inc. Class A (a)	21,115	20,270
Littelfuse, Inc.	79,122	7,937,519
LoJack Corp. (a)(d)	53,454	152,344
LRAD Corp. (a)	77,211	204,609
Maxwell Technologies, Inc. (a)(d)	97,463	734,871
Mercury Systems, Inc. (a)	112,485	1,914,495
Mesa Laboratories, Inc.	9,752	720,380
Methode Electronics, Inc. Class A	129,771	5,046,794
MicroVision, Inc. (a)(d)	165,273	361,948
MOCON, Inc.	7,499	119,984
MTS Systems Corp.	54,921	3,979,026
Multi-Fineline Electronix, Inc. (a)	26,557	494,757
Napco Security Technolgies, Inc. (a)	24,581	136,425
National Instruments Corp.	346,565	10,792,034
Neonode, Inc. (a)(d)	105,122	322,725
NetList, Inc. (a)(d)	140,493	189,666
Newport Corp. (a)	137,508	2,744,660
OSI Systems, Inc. (a)	68,107	4,935,714
Par Technology Corp. (a)	27,309	134,087
Park Electrochemical Corp.	73,421	1,593,970
PC Connection, Inc. (d)	56,459	1,446,480
PC Mall, Inc. (a)	21,739	208,912
Perceptron, Inc.	29,613	340,550
Planar Systems, Inc. (a)(d)	66,013	405,980
Plexus Corp. (a)	118,117	4,754,209
RadiSys Corp. (a)	102,374	240,579
RealD, Inc. (a)	152,655	1,993,674
Research Frontiers, Inc. (a)(d)	65,008	352,343
RF Industries Ltd.	13,982	59,703
Richardson Electronics Ltd.	36,856	336,864
Rofin-Sinar Technologies, Inc. (a)(d)	102,650	2,460,521
Rogers Corp. (a)	64,795	5,072,153
Sanmina Corp. (a)	283,697	6,439,922
ScanSource, Inc. (a)(d)	97,450	3,543,282
Sigmatron International, Inc. (a)	11,463	76,229
Speed Commerce, Inc. (a)(d)	152,616	112,951
Superconductor Technologies, Inc. (a)	18,678	37,356
SYNNEX Corp. (d)	95,762	7,301,853
Tech Data Corp. (a)(d)	131,415	7,819,193

	Shares	Value
Trimble Navigation Ltd. (a)(d)	894,826	$ 23,390,752
TTM Technologies, Inc. (a)(d)	184,245	1,623,198
Uni-Pixel, Inc. (a)(d)	35,725	244,002
Universal Display Corp. (a)(d)	143,935	4,949,925
Viasystems Group, Inc. (a)	15,355	268,866
Vishay Intertechnology, Inc.	451,917	6,435,298
Vishay Precision Group, Inc. (a)(d)	39,013	579,343
Wayside Technology Group, Inc.	13,442	228,514
Wireless Telecom Group, Inc. (a)	35,461	108,156
Zebra Technologies Corp. Class A (a)(d)	174,330	15,872,747
		369,831,702
Internet Software & Services - 3.0%
Actua Corp. (a)(d)	141,040	2,363,830
Aerohive Networks, Inc. (d)	38,468	182,723
Amber Road, Inc. (a)(d)	30,228	256,333
Angie's List, Inc. (a)(d)	147,217	992,243
AOL, Inc. (a)	272,585	11,050,596
ARI Network Services, Inc. (a)	34,382	124,807
Autobytel, Inc. (a)	31,669	408,213
Bankrate, Inc. (a)(d)	200,421	2,557,372
Bazaarvoice, Inc. (a)(d)	204,667	1,893,170
Benefitfocus, Inc. (a)(d)	27,228	886,544
Blucora, Inc. (a)(d)	144,414	2,140,215
Borderfree, Inc. (a)	22,635	174,516
Bridgeline Digital, Inc. (a)	24,241	11,636
Brightcove, Inc. (a)	107,170	836,998
BroadVision, Inc. (a)(d)	7,417	45,244
Carbonite, Inc. (a)	60,557	912,594
Care.com, Inc. (a)(d)	18,447	147,392
ChannelAdvisor Corp. (a)(d)	79,363	784,900
comScore, Inc. (a)	120,662	6,224,953
Constant Contact, Inc. (a)(d)	108,170	4,470,666
Cornerstone OnDemand, Inc. (a)(d)	165,220	5,281,257
CoStar Group, Inc. (a)(d)	111,822	22,270,470
Coupons.com, Inc. (a)(d)	39,936	389,376
Cvent, Inc. (a)(d)	65,569	1,898,223
DealerTrack Holdings, Inc. (a)(d)	155,331	6,177,514
Demand Media, Inc. (a)	34,488	170,026
Demandware, Inc. (a)(d)	109,379	6,911,659
Dice Holdings, Inc. (a)(d)	145,947	1,278,496
E2open, Inc. (a)(d)	74,837	641,353
EarthLink Holdings Corp. (d)	353,573	1,509,757
eGain Communications Corp. (a)(d)	38,816	135,080
Endurance International Group Holdings, Inc. (a)(d)	152,266	2,835,193
Envestnet, Inc. (a)	117,806	6,347,387
Equinix, Inc.	187,994	42,143,555
Everyday Health, Inc.	26,157	374,045
Five9, Inc. (d)	34,649	135,131
GlowPoint, Inc. (a)	51,449	52,478
Gogo, Inc. (a)(d)	179,207	3,222,142
GrubHub, Inc. (d)	59,605	2,504,006
HomeAway, Inc. (a)(d)	300,401	9,310,929
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
IAC/InterActiveCorp	264,868	$ 17,857,401
Internap Network Services Corp. (a)(d)	201,642	1,919,632
Internet Patents Corp. (a)	283	724
IntraLinks Holdings, Inc. (a)	131,309	1,361,674
Inuvo, Inc. (a)	97,208	138,035
iPass, Inc. (a)	313,015	297,364
j2 Global, Inc.	154,754	10,407,207
Limelight Networks, Inc. (a)	185,560	619,770
LinkedIn Corp. (a)	365,425	97,641,560
Liquidity Services, Inc. (a)(d)	90,620	895,326
LiveDeal, Inc. (a)(d)	32,301	95,288
LivePerson, Inc. (a)	177,068	2,042,479
Local Corp. (a)(d)	111,866	75,733
LogMeIn, Inc. (a)(d)	81,194	4,278,924
LookSmart Ltd. (a)	19,066	13,051
Marchex, Inc. Class B	112,959	466,521
Marin Software, Inc. (a)(d)	49,781	327,559
Marketo, Inc. (a)(d)	99,681	2,786,084
MeetMe, Inc. (a)(d)	143,707	278,792
Millennial Media, Inc. (a)(d)	185,407	292,943
Monster Worldwide, Inc. (a)(d)	344,947	2,318,044
Net Element International, Inc. (a)(d)	9,424	11,309
NIC, Inc.	213,189	3,730,808
Onvia.com, Inc. (a)	2,326	10,839
Opower, Inc. (d)	21,652	325,213
Pandora Media, Inc. (a)(d)	628,826	9,306,625
Perficient, Inc. (a)(d)	119,685	2,379,338
Q2 Holdings, Inc. (a)(d)	27,222	539,268
QuinStreet, Inc. (a)	112,550	755,211
Rackspace Hosting, Inc. (a)(d)	409,563	20,342,994
RealNetworks, Inc. (a)	72,712	516,982
Reis, Inc.	24,664	597,115
RetailMeNot, Inc. (a)(d)	140,066	2,441,350
Rightside Group Ltd. (a)(d)	34,488	243,485
Rocket Fuel, Inc. (a)(d)	64,556	630,712
SciQuest, Inc. (a)(d)	91,881	1,599,648
Selectica, Inc. (a)	17,570	90,837
Shutterstock, Inc. (a)(d)	52,858	2,989,120
Spark Networks, Inc. (a)(d)	80,921	290,506
SPS Commerce, Inc. (a)(d)	57,155	3,926,549
Stamps.com, Inc. (a)	52,541	2,945,448
Support.com, Inc. (a)	167,715	286,793
Synacor, Inc. (a)(d)	64,568	143,341
TechTarget, Inc. (a)(d)	54,121	657,029
Textura Corp. (a)(d)	60,822	1,715,789
TheStreet.com, Inc.	85,257	171,367
Travelzoo, Inc. (a)	32,602	328,628
Tremor Video, Inc. (a)(d)	117,265	284,954
TrueCar, Inc. (d)	50,792	1,010,761
Twitter, Inc. (a)	1,780,864	85,623,941
United Online, Inc. (a)	46,921	768,097

	Shares	Value
Unwired Planet, Inc. (a)(d)	324,432	$ 249,813
Viggle, Inc. (a)(d)	18,980	31,981
Web.com Group, Inc. (a)(d)	177,878	3,175,122
WebMD Health Corp. (a)(d)	131,756	5,803,852
XO Group, Inc. (a)	84,893	1,317,539
Xoom Corp. (a)(d)	105,025	1,790,676
Yelp, Inc. (a)(d)	210,318	10,095,264
YuMe, Inc. (a)(d)	45,553	254,186
Zillow Group, Inc. (a)(d)	146,180	16,774,155
Zix Corp. (a)(d)	180,557	722,228
		479,046,006
IT Services - 2.5%
Acxiom Corp. (a)	264,431	5,288,620
Amdocs Ltd.	551,438	28,950,495
Blackhawk Network Holdings, Inc. (a)(d)	55,728	2,064,165
Blackhawk Network Holdings, Inc. (a)	115,000	4,218,200
Booz Allen Hamilton Holding Corp. Class A	340,723	10,139,916
Broadridge Financial Solutions, Inc.	409,739	21,810,407
CACI International, Inc. Class A (a)	81,418	7,106,977
Cardtronics, Inc. (a)(d)	151,336	5,537,384
Cartesian, Inc. (a)(d)	2,929	11,365
Cass Information Systems, Inc.	30,537	1,532,957
Ciber, Inc. (a)	226,365	887,351
Computer Task Group, Inc.	44,089	336,399
Convergys Corp. (d)	345,643	7,725,121
CoreLogic, Inc. (a)(d)	310,531	10,353,104
CSG Systems International, Inc.	120,782	3,612,590
CSP, Inc.	3,555	26,414
Datalink Corp. (a)	72,718	826,076
DST Systems, Inc.	112,918	12,002,054
Edgewater Technology, Inc. (a)	28,583	202,939
EPAM Systems, Inc. (a)	84,110	5,187,905
Euronet Worldwide, Inc. (a)(d)	169,619	9,583,474
EVERTEC, Inc.	239,314	4,989,697
ExlService Holdings, Inc. (a)	105,564	3,684,184
FleetCor Technologies, Inc. (a)	261,857	40,176,720
Forrester Research, Inc.	46,079	1,733,492
Gartner, Inc. Class A (a)	312,154	25,943,119
Genpact Ltd. (a)	536,271	11,915,942
Global Cash Access Holdings, Inc. (a)	233,817	1,662,439
Global Payments, Inc.	238,223	21,883,165
Hackett Group, Inc.	102,623	904,109
Heartland Payment Systems, Inc.	125,346	6,145,714
Higher One Holdings, Inc. (a)	118,697	391,700
iGATE Corp. (a)(d)	122,084	5,225,195
Information Services Group, Inc.	84,828	331,677
Innodata, Inc. (a)	58,124	155,191
InterCloud Systems, Inc. (a)(d)	34,989	82,224
Jack Henry & Associates, Inc.	277,067	18,147,889
Leidos Holdings, Inc.	214,994	9,679,030
Lionbridge Technologies, Inc. (a)(d)	195,313	1,099,612
ManTech International Corp. Class A	86,321	2,857,225
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mattersight Corp. (a)(d)	37,173	$ 265,787
Maximus, Inc. (d)	234,148	13,868,586
ModusLink Global Solutions, Inc. (a)(d)	116,317	435,026
MoneyGram International, Inc. (a)(d)	110,529	938,944
NCI, Inc. Class A	29,120	350,314
Neustar, Inc. Class A (a)(d)	199,537	5,291,721
PFSweb, Inc. (a)	60,946	681,986
Planet Payment, Inc. (a)	147,113	244,208
PRG-Schultz International, Inc. (a)	96,195	481,937
Sabre Corp.	248,567	5,408,818
Science Applications International Corp.	150,289	8,217,803
ServiceSource International, Inc. (a)(d)	230,103	855,983
StarTek, Inc. (a)	22,269	169,244
Sykes Enterprises, Inc. (a)	140,929	3,276,599
Syntel, Inc. (a)	113,836	5,623,498
Sysorex Global Holdings Corp. (a)	4,486	6,101
Teletech Holdings, Inc.	76,566	1,860,554
Unisys Corp. (a)(d)	174,113	3,941,918
Vantiv, Inc. (a)	515,510	19,068,715
VeriFone Systems, Inc. (a)(d)	390,797	13,752,146
Virtusa Corp. (a)	90,504	3,562,237
WEX, Inc. (a)(d)	133,449	14,277,709
WidePoint Corp. (a)(d)	237,346	398,741
WPCS International, Inc. (a)(d)	41,018	10,255
		397,401,067
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (a)(d)	130,785	3,481,497
Advanced Micro Devices, Inc. (a)(d)	2,216,181	6,892,323
AEHR Test Systems (a)	9,000	23,580
Alpha & Omega Semiconductor Ltd. (a)	39,262	348,254
Amkor Technology, Inc. (a)	428,103	4,165,442
Amtech Systems, Inc. (a)(d)	34,490	373,182
ANADIGICS, Inc. (a)(d)	289,349	344,325
Applied Micro Circuits Corp. (a)(d)	286,881	1,560,633
Ascent Solar Technologies, Inc. (a)(d)	11,267	15,886
Atmel Corp.	1,449,962	12,092,683
ATRM Holdings, Inc. (a)	674	2,292
Audience, Inc. (a)(d)	40,197	196,161
Axcelis Technologies, Inc. (a)	371,140	1,039,192
AXT, Inc. (a)	115,481	316,418
Brooks Automation, Inc.	238,400	2,860,800
Cabot Microelectronics Corp. (a)	85,185	4,413,435
Cascade Microtech, Inc. (a)	33,619	453,857
Cavium, Inc. (a)(d)	183,763	12,585,928
Ceva, Inc. (a)(d)	77,932	1,551,626
Cirrus Logic, Inc. (a)(d)	219,621	6,612,788
Cohu, Inc.	75,317	820,202
Cree, Inc. (a)(d)	413,300	16,226,158
CVD Equipment Corp. (a)(d)	12,898	184,441
CyberOptics Corp. (a)	16,917	153,945
Cypress Semiconductor Corp. (d)	501,821	7,401,860

	Shares	Value
Diodes, Inc. (a)	129,242	$ 3,682,105
DSP Group, Inc. (a)	71,160	803,396
Entegris, Inc. (a)	491,313	6,588,507
Entropic Communications, Inc. (a)	344,149	1,015,240
Exar Corp. (a)(d)	162,732	1,744,487
Fairchild Semiconductor International, Inc. (a)(d)	400,959	6,992,725
FormFactor, Inc. (a)	196,386	1,928,511
Freescale Semiconductor, Inc. (a)(d)	347,301	12,541,039
GigOptix, Inc. (a)	74,425	98,985
GSI Technology, Inc. (a)(d)	51,850	295,545
Ikanos Communications, Inc. (a)	33,254	110,071
Inphi Corp. (a)	84,878	1,582,126
Integrated Device Technology, Inc. (a)	508,570	10,496,885
Integrated Silicon Solution, Inc.	105,487	1,734,206
Intermolecular, Inc. (a)	45,789	81,962
Intersil Corp. Class A	460,637	7,181,331
Intest Corp. (a)	34,005	140,781
IXYS Corp.	82,833	991,511
Kopin Corp. (a)	205,895	891,525
Kulicke & Soffa Industries, Inc. (a)	273,216	4,371,456
Lattice Semiconductor Corp. (a)	418,047	2,809,276
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	67,118	2,263,219
Marvell Technology Group Ltd.	1,481,029	23,874,187
Mattson Technology, Inc. (a)	251,767	1,203,446
Maxim Integrated Products, Inc.	972,768	33,458,355
MaxLinear, Inc. Class A (a)	93,581	776,722
Micrel, Inc.	167,598	2,502,238
Microsemi Corp. (a)	339,818	10,955,732
MKS Instruments, Inc.	192,190	6,795,838
Monolithic Power Systems, Inc.	122,120	6,439,388
MoSys, Inc. (a)(d)	153,267	275,881
Nanometrics, Inc. (a)(d)	80,054	1,431,366
NeoPhotonics Corp. (a)	69,250	254,840
NVE Corp.	16,977	1,081,774
Omnivision Technologies, Inc. (a)	197,966	5,307,468
ON Semiconductor Corp. (a)	1,504,108	19,177,377
PDF Solutions, Inc. (a)	89,099	1,616,256
Pericom Semiconductor Corp.	65,839	1,027,088
Photronics, Inc. (a)(d)	229,755	1,909,264
Pixelworks, Inc. (a)(d)	90,594	478,336
PMC-Sierra, Inc. (a)	712,587	6,769,577
Power Integrations, Inc.	104,568	5,736,600
Qorvo, Inc. (a)	504,097	34,984,332
QuickLogic Corp. (a)(d)	185,965	355,193
Rambus, Inc. (a)(d)	409,978	4,919,736
Rubicon Technology, Inc. (a)(d)	73,071	318,590
Rudolph Technologies, Inc. (a)(d)	116,508	1,436,544
Semtech Corp. (a)	241,502	6,986,653
Sigma Designs, Inc. (a)	116,868	861,317
Silicon Image, Inc. (a)	264,591	1,928,868
Silicon Laboratories, Inc. (a)(d)	137,231	6,949,378
Skyworks Solutions, Inc.	656,732	57,628,233
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Spansion, Inc. Class A (a)	212,987	$ 7,684,571
STR Holdings, Inc. (a)	39,464	63,537
SunEdison Semiconductor Ltd.	79,877	1,921,841
SunEdison, Inc. (a)(d)	867,417	19,204,612
SunPower Corp. (a)(d)	174,056	5,684,669
Synaptics, Inc. (a)(d)	126,389	10,863,135
Teradyne, Inc.	743,603	14,366,410
Tessera Technologies, Inc.	159,754	6,399,745
Ultra Clean Holdings, Inc. (a)	95,950	792,547
Ultratech, Inc. (a)(d)	102,668	1,852,131
Veeco Instruments, Inc. (a)(d)	140,261	4,276,558
Vitesse Semiconductor Corp. (a)	232,204	956,680
Xcerra Corp. (a)(d)	178,150	1,617,602
		475,586,412
Software - 4.2%
A10 Networks, Inc. (a)(d)	42,342	183,341
ACI Worldwide, Inc. (a)(d)	403,326	8,006,021
Activision Blizzard, Inc.	1,714,681	39,986,361
Advent Software, Inc.	155,242	6,857,039
American Software, Inc. Class A	75,568	728,476
ANSYS, Inc. (a)	322,117	27,692,398
Aspen Technology, Inc. (a)	323,368	12,483,622
Asure Software, Inc. (a)	1,517	9,026
Aware, Inc.	24,496	110,722
Barracuda Networks, Inc. (a)(d)	35,288	1,344,120
Blackbaud, Inc.	162,070	7,357,978
Bottomline Technologies, Inc. (a)(d)	135,449	3,586,690
BroadSoft, Inc. (a)	104,700	3,293,862
BSQUARE Corp. (a)	35,898	174,823
Cadence Design Systems, Inc. (a)(d)	1,003,010	18,410,249
Callidus Software, Inc. (a)(d)	164,047	2,344,232
CDK Global, Inc.	562,177	26,326,749
CommVault Systems, Inc. (a)(d)	154,631	7,464,038
Comverse, Inc. (a)	80,352	1,441,515
Cover-All Technologies, Inc. (a)	2,815	2,984
Covisint Corp. (a)(d)	156,273	390,683
Cyan, Inc. (a)(d)	59,245	223,354
Datawatch Corp. (a)(d)	28,143	187,151
Digimarc Corp. (d)	28,543	756,960
Digital Turbine, Inc. (a)(d)	99,644	359,715
Document Security Systems, Inc. (a)(d)	81,780	35,165
Ebix, Inc. (d)	116,379	3,058,440
Ellie Mae, Inc. (a)(d)	91,211	4,820,501
EnerNOC, Inc. (a)(d)	96,330	1,299,492
Envivio, Inc. (a)(d)	47,792	69,298
EPIQ Systems, Inc.	109,472	1,926,707
ePlus, Inc. (a)(d)	19,447	1,617,407
Evolving Systems, Inc.	27,515	238,830
FactSet Research Systems, Inc.	137,942	21,456,878
Fair Isaac Corp.	116,297	9,899,201
FalconStor Software, Inc. (a)	102,011	164,238

	Shares	Value
Finjan Holdings, Inc. (a)	4,952	$ 12,430
FireEye, Inc. (a)(d)	106,675	4,722,502
Fortinet, Inc. (a)	464,288	15,604,720
Gigamon, Inc. (a)(d)	71,508	1,434,450
Globalscape, Inc.	29,423	94,448
Glu Mobile, Inc. (a)(d)	356,904	1,795,227
GSE Systems, Inc. (a)	33,148	50,385
Guidance Software, Inc. (a)(d)	62,114	364,609
Guidewire Software, Inc. (a)(d)	235,954	13,133,200
HubSpot, Inc.	15,781	648,441
Imperva, Inc. (a)(d)	76,854	3,542,969
Infoblox, Inc. (a)	168,932	3,927,669
Informatica Corp. (a)(d)	373,794	16,052,583
Interactive Intelligence Group, Inc. (a)(d)	56,938	2,416,449
Jive Software, Inc. (a)	129,531	655,427
Liquid Holdings Group, Inc. (a)(d)	243,316	69,394
Majesco Entertainment Co. (a)(d)	24,161	28,752
Manhattan Associates, Inc. (a)	268,237	13,371,614
Mavenir Systems, Inc. (a)(d)	46,621	679,268
Mentor Graphics Corp.	349,207	8,192,396
MicroStrategy, Inc. Class A (a)	32,680	5,828,151
Mitek Systems, Inc. (a)(d)	93,592	299,494
MobileIron, Inc.	35,991	321,400
Model N, Inc. (a)	44,240	547,249
Monotype Imaging Holdings, Inc.	133,751	4,281,370
NetScout Systems, Inc. (a)(d)	132,159	5,328,651
NetSol Technologies, Inc. (a)(d)	37,185	223,110
NetSuite, Inc. (a)(d)	122,077	11,770,664
Nuance Communications, Inc. (a)	918,690	13,137,267
NXT-ID, Inc. (a)(d)	21,173	53,779
Parametric Technology Corp. (a)	420,097	14,558,462
Park City Group, Inc. (a)(d)	42,072	535,156
Paycom Software, Inc. (d)	38,851	1,238,570
Pegasystems, Inc.	121,810	2,410,620
Progress Software Corp. (a)	184,237	5,037,040
Proofpoint, Inc. (a)(d)	117,184	6,637,302
PROS Holdings, Inc. (a)(d)	84,746	2,073,735
QAD, Inc.:
Class A	27,311	587,187
Class B	24,367	468,577
Qlik Technologies, Inc. (a)	302,164	9,802,200
Qualys, Inc. (a)(d)	68,809	3,167,278
Rally Software Development Corp. (a)(d)	61,527	732,171
RealPage, Inc. (a)(d)	178,593	3,612,936
Rosetta Stone, Inc. (a)	57,425	591,478
Rovi Corp. (a)	338,708	8,427,055
SeaChange International, Inc. (a)(d)	113,388	856,079
ServiceNow, Inc. (a)(d)	457,043	34,854,099
Silver Spring Networks, Inc. (a)(d)	97,343	957,855
Smith Micro Software, Inc. (a)(d)	132,928	198,063
SolarWinds, Inc. (a)	226,634	11,497,143
Solera Holdings, Inc.	239,379	13,342,985
Sonic Foundry, Inc. (a)	2,194	17,815
Splunk, Inc. (a)	413,085	27,779,966
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SS&C Technologies Holdings, Inc.	230,858	$ 14,008,463
Synchronoss Technologies, Inc. (a)(d)	122,154	5,406,536
Synopsys, Inc. (a)	534,016	24,783,683
Tableau Software, Inc. (a)(d)	137,060	12,885,011
Take-Two Interactive Software, Inc. (a)(d)	285,037	7,550,630
Tangoe, Inc. (a)(d)	124,007	1,538,927
TeleCommunication Systems, Inc. Class A (a)	140,898	450,874
TeleNav, Inc. (a)	90,988	775,218
The Rubicon Project, Inc.	23,835	448,813
TiVo, Inc. (a)	405,366	4,531,992
Tubemogul, Inc. (a)(d)	24,294	335,743
Tyler Technologies, Inc. (a)(d)	112,937	13,481,290
Ultimate Software Group, Inc. (a)(d)	95,911	15,791,267
Upland Software, Inc.	10,114	71,304
Varonis Systems, Inc. (d)	17,994	555,835
Vasco Data Security International, Inc. (a)(d)	100,102	2,564,613
Verint Systems, Inc. (a)(d)	203,336	12,378,079
VirnetX Holding Corp. (a)(d)	146,692	1,107,525
VMware, Inc. Class A (a)(d)	295,905	25,172,638
Voltari Corp. (a)(d)	19,368	14,235
Vringo, Inc. (a)(d)	250,377	174,688
Wave Systems Corp. Class A (a)(d)	184,623	155,083
Workday, Inc. Class A (a)(d)	325,116	27,797,418
Yodlee, inc. (d)	25,540	329,211
Zendesk, Inc. (d)	42,459	1,049,586
Zynga, Inc. (a)	2,368,872	5,448,406
		671,087,174
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(d)	358,979	10,938,090
Concurrent Computer Corp.	30,661	188,259
Cray, Inc. (a)(d)	140,464	4,195,660
Crossroads Systems, Inc. (a)(d)	24,612	63,745
Dataram Corp. (a)	3,942	9,382
Diebold, Inc. (d)	221,486	7,907,050
Dot Hill Systems Corp. (a)	200,685	814,781
Electronics for Imaging, Inc. (a)(d)	167,959	6,819,135
Hutchinson Technology, Inc. (a)(d)	106,906	370,964
Imation Corp. (a)	104,323	426,681
Immersion Corp. (a)(d)	100,218	833,814
Intevac, Inc. (a)(d)	76,850	527,191
Lexmark International, Inc. Class A	210,080	8,962,013
NCR Corp. (a)	583,818	17,170,087
Nimble Storage, Inc. (a)(d)	84,423	2,132,525
QLogic Corp. (a)	297,783	4,469,723
Quantum Corp. (a)(d)	964,773	1,572,580
Qumu Corp. (a)	32,359	485,709
Silicon Graphics International Corp. (a)(d)	125,239	1,155,956
Super Micro Computer, Inc. (a)(d)	132,262	5,314,287

	Shares	Value
Transact Technologies, Inc.	28,331	$ 184,718
U.S.A. Technologies, Inc. (a)(d)	79,221	186,565
Violin Memory, Inc. (a)(d)	257,956	1,013,767
Xplore Technologies Corp. (a)	7,253	50,989
		75,793,671
TOTAL INFORMATION TECHNOLOGY		2,680,765,064
MATERIALS - 4.9%
Chemicals - 2.4%
A. Schulman, Inc.	107,253	4,566,833
Albemarle Corp. U.S.	385,131	21,786,861
American Vanguard Corp. (d)	87,623	987,511
Ashland, Inc.	216,887	27,679,119
Axalta Coating Systems	169,998	4,827,943
Axiall Corp.	244,200	11,308,902
Balchem Corp.	107,797	6,351,399
BioAmber, Inc. (a)(d)	46,328	429,924
Cabot Corp.	216,327	9,760,674
Calgon Carbon Corp.	186,696	3,851,538
Celanese Corp. Class A	526,997	30,096,799
Chase Corp.	20,356	876,733
Chemtura Corp. (a)(d)	290,597	7,628,171
Codexis, Inc. (a)	72,690	256,596
Core Molding Technologies, Inc. (a)	15,884	223,980
Cytec Industries, Inc.	248,672	13,062,740
Ferro Corp. (a)	311,101	3,966,538
Flotek Industries, Inc. (a)(d)	167,205	2,855,861
ForceField Energy, Inc. (a)(d)	5,366	39,977
FutureFuel Corp.	76,784	944,443
H.B. Fuller Co.	179,571	8,026,824
Hawkins, Inc.	28,158	1,097,880
Huntsman Corp.	690,587	15,510,584
Innophos Holdings, Inc.	81,329	4,564,997
Innospec, Inc.	88,733	3,919,337
Intrepid Potash, Inc. (a)(d)	203,227	2,869,565
KMG Chemicals, Inc.	26,207	567,906
Koppers Holdings, Inc. (d)	72,430	1,167,572
Kraton Performance Polymers, Inc. (a)	113,645	2,293,356
Kronos Worldwide, Inc.	80,119	982,259
LSB Industries, Inc. (a)(d)	68,793	2,585,241
Marrone Bio Innovations, Inc. (a)(d)	53,732	188,062
Metabolix, Inc. (a)(d)	85,270	55,426
Minerals Technologies, Inc.	116,841	8,556,266
NewMarket Corp. (d)	39,085	18,412,944
Northern Technologies International Corp. (a)	2,051	41,738
Olin Corp. (d)	275,464	7,724,011
OM Group, Inc.	118,087	3,399,725
OMNOVA Solutions, Inc. (a)	157,344	1,254,032
Penford Corp. (a)	40,506	762,728
Platform Specialty Products Corp. (a)	414,986	10,698,339
PolyOne Corp.	321,961	12,794,730
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Quaker Chemical Corp. (d)	46,989	$ 3,814,567
Rayonier Advanced Materials, Inc. (d)	151,079	2,804,026
Rentech, Inc. (a)(d)	810,143	1,109,896
RPM International, Inc.	459,452	23,225,299
Senomyx, Inc. (a)(d)	155,631	827,957
Sensient Technologies Corp.	178,805	11,373,786
Stepan Co.	71,974	2,956,692
The Scotts Miracle-Gro Co. Class A	154,797	10,140,751
TOR Minerals International, Inc. (a)	3,831	27,392
Trecora Resources (a)	54,006	779,307
Tredegar Corp.	86,617	1,780,846
Trinseo SA (d)	30,878	560,127
Tronox Ltd. Class A (d)	212,649	4,601,724
Valhi, Inc. (d)	64,947	406,568
Valspar Corp.	265,747	23,026,978
W.R. Grace & Co. (a)	251,490	24,935,234
Westlake Chemical Corp.	139,615	9,320,697
Zep, Inc.	75,098	1,248,880
		381,916,791
Construction Materials - 0.1%
Eagle Materials, Inc.	169,557	13,310,225
Headwaters, Inc. (a)(d)	262,531	4,310,759
Tecnoglass, Inc. (a)	9,010	88,478
U.S. Concrete, Inc. (a)(d)	46,070	1,405,135
United States Lime & Minerals, Inc.	7,538	508,815
		19,623,412
Containers & Packaging - 1.1%
AEP Industries, Inc. (a)	13,400	678,844
Aptargroup, Inc. (d)	229,798	15,136,794
Bemis Co., Inc.	337,074	16,449,211
Berry Plastics Group, Inc. (a)	404,456	13,876,885
Crown Holdings, Inc. (a)	476,840	25,272,520
Graphic Packaging Holding Co.	1,130,623	17,061,101
Greif, Inc. Class A	121,276	5,336,144
Myers Industries, Inc. (d)	100,702	2,003,970
Packaging Corp. of America	337,364	27,953,981
Rock-Tenn Co. Class A	484,255	33,239,263
Silgan Holdings, Inc.	145,514	8,353,959
Sonoco Products Co.	352,169	16,492,074
UFP Technologies, Inc. (a)	15,846	366,993
		182,221,739
Metals & Mining - 0.9%
A.M. Castle & Co. (a)(d)	55,605	179,048
AK Steel Holding Corp. (a)(d)	623,638	2,756,480
Allied Nevada Gold Corp. (a)(d)	397,554	397,554
Ampco-Pittsburgh Corp.	25,813	483,994
Carpenter Technology Corp. (d)	186,998	7,921,235
Century Aluminum Co. (a)	175,529	3,329,785

	Shares	Value
Cliffs Natural Resources, Inc. (d)	527,081	$ 3,605,234
Coeur d'Alene Mines Corp. (a)(d)	375,156	2,190,911
Commercial Metals Co.	395,497	5,952,230
Compass Minerals International, Inc.	115,526	10,474,742
Comstock Mining, Inc. (a)(d)	223,980	181,424
Friedman Industries	19,700	127,656
General Moly, Inc. (a)(d)	202,841	89,250
Globe Specialty Metals, Inc.	235,437	3,920,026
Gold Resource Corp. (d)	165,826	573,758
Golden Minerals Co. (a)(d)	115,781	57,925
Handy & Harman Ltd. (a)(d)	25,445	1,066,909
Haynes International, Inc.	45,865	1,852,029
Hecla Mining Co.	1,257,118	4,173,632
Horsehead Holding Corp. (a)(d)	193,588	2,485,670
Kaiser Aluminum Corp. (d)	59,412	4,488,577
Materion Corp. (d)	74,115	2,714,091
McEwen Mining, Inc. (a)(d)	803,888	908,393
Mines Management, Inc. (a)(d)	69,165	35,966
Molycorp, Inc. (a)(d)	663,618	622,341
Noranda Aluminium Holding Corp.	229,718	758,069
Olympic Steel, Inc.	30,743	463,912
Paramount Gold & Silver Corp. (a)(d)	454,894	509,481
Reliance Steel & Aluminum Co.	268,779	15,323,091
Royal Gold, Inc. (d)	225,798	16,280,036
RTI International Metals, Inc. (a)(d)	115,259	3,212,268
Ryerson Holding Corp. (d)	35,968	218,685
Schnitzer Steel Industries, Inc. Class A	90,821	1,425,890
Silver Bull Resources, Inc. (a)(d)	148,902	19,357
Solitario Exploration & Royalty Corp. (a)(d)	57,827	49,211
Steel Dynamics, Inc.	820,841	14,955,723
Stillwater Mining Co. (a)(d)	414,791	6,014,470
SunCoke Energy, Inc.	244,877	4,469,005
Synalloy Corp.	24,589	371,294
Timberline Resources Corp. (a)(d)	17,764	11,545
TimkenSteel Corp.	136,391	4,099,913
U.S. Antimony Corp. (a)	114,807	76,909
United States Steel Corp. (d)	501,487	12,010,614
Universal Stainless & Alloy Products, Inc. (a)	21,223	480,064
Walter Energy, Inc. (d)	224,836	216,967
Worthington Industries, Inc.	173,915	4,695,705
		146,251,069
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	129,417	4,608,539
Clearwater Paper Corp. (a)	73,754	4,503,419
Deltic Timber Corp.	40,804	2,700,409
Domtar Corp. (d)	223,606	10,106,991
Kapstone Paper & Packaging Corp.	284,965	9,819,894
Louisiana-Pacific Corp. (a)(d)	482,709	8,123,992
Mercer International, Inc. (SBI) (a)(d)	142,605	2,034,973
Neenah Paper, Inc.	61,269	3,701,873
P.H. Glatfelter Co.	158,468	3,882,466
Resolute Forest Products (a)(d)	338,482	6,173,912
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Schweitzer-Mauduit International, Inc.	110,157	$ 5,157,551
Verso Corp. (a)	62,871	150,890
Wausau-Mosinee Paper Corp. (d)	177,425	1,666,021
		62,630,930
TOTAL MATERIALS		792,643,941
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
8x8, Inc. (a)(d)	305,133	2,261,036
Alaska Communication Systems Group, Inc. (a)	143,083	240,379
Alteva (a)	16,362	119,443
Atlantic Tele-Network, Inc.	43,046	2,962,856
Cincinnati Bell, Inc. (a)(d)	727,137	2,435,909
Cogent Communications Group, Inc.	155,142	5,696,814
Consolidated Communications Holdings, Inc. (d)	165,348	3,518,605
Elephant Talk Communication, Inc. (a)(d)	391,663	242,909
FairPoint Communications, Inc. (a)(d)	71,797	1,214,087
General Communications, Inc. Class A (a)	105,141	1,458,306
Globalstar, Inc. (a)(d)	835,825	2,156,429
Hawaiian Telcom Holdco, Inc. (a)(d)	30,139	783,614
IDT Corp. Class B	56,794	1,195,514
inContact, Inc. (a)(d)	210,949	2,470,213
Inteliquent, Inc.	111,311	1,641,837
Intelsat SA (a)(d)	77,430	957,809
Iridium Communications, Inc. (a)(d)	265,531	2,543,787
Lumos Networks Corp.	62,818	1,081,726
ORBCOMM, Inc. (a)(d)	194,243	1,107,185
Premiere Global Services, Inc. (a)	161,424	1,572,270
Straight Path Communications, Inc. Class B (a)(d)	28,718	584,411
Towerstream Corp. (a)(d)	213,735	483,041
Vonage Holdings Corp. (a)(d)	643,161	2,919,951
Zayo Group Holdings, Inc. (d)	75,000	2,194,500
		41,842,631
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)(d)	67,800	493,584
Leap Wireless International, Inc. rights (a)	194,908	491,168
NTELOS Holdings Corp.	59,389	268,438
RingCentral, Inc. (a)(d)	89,440	1,410,469
SBA Communications Corp. Class A (a)	442,681	55,206,748
Shenandoah Telecommunications Co.	77,349	2,250,082
Spok Holdings, Inc.	74,041	1,376,422
Sprint Corp. (a)(d)	2,775,786	14,212,024
T-Mobile U.S., Inc. (a)	918,034	30,322,663

	Shares	Value
Telephone & Data Systems, Inc.	348,030	$ 8,853,883
U.S. Cellular Corp. (a)(d)	57,098	2,165,727
		117,051,208
TOTAL TELECOMMUNICATION SERVICES		158,893,839
UTILITIES - 3.1%
Electric Utilities - 1.1%
Allete, Inc.	146,589	8,038,941
Cleco Corp.	210,915	11,480,103
El Paso Electric Co.	152,595	5,771,143
Empire District Electric Co. (d)	175,327	4,444,539
Genie Energy Ltd. Class B	52,262	380,990
Great Plains Energy, Inc.	518,285	13,791,564
Hawaiian Electric Industries, Inc. (d)	356,093	11,768,874
IDACORP, Inc. (d)	179,585	11,245,613
ITC Holdings Corp.	542,756	21,020,940
MGE Energy, Inc.	139,559	6,013,597
NRG Yield, Inc. Class A	119,293	6,120,924
OGE Energy Corp.	686,988	22,333,980
Otter Tail Corp.	133,850	4,379,572
PNM Resources, Inc.	293,112	8,368,348
Portland General Electric Co. (d)	260,349	9,708,414
Spark Energy, Inc. Class A,	3,913	54,586
UIL Holdings Corp.	195,360	9,875,448
Unitil Corp.	45,930	1,560,701
Westar Energy, Inc. (d)	443,622	17,234,715
		173,592,992
Gas Utilities - 0.9%
Atmos Energy Corp.	340,062	18,036,888
Chesapeake Utilities Corp. (d)	52,527	2,479,274
Delta Natural Gas Co., Inc.	17,983	358,581
Gas Natural, Inc.	40,523	409,282
Laclede Group, Inc.	144,598	7,484,392
National Fuel Gas Co. (d)	287,628	18,526,119
New Jersey Resources Corp.	153,835	9,626,994
Northwest Natural Gas Co. (d)	100,781	4,761,902
ONE Gas, Inc. (d)	177,897	7,402,294
Piedmont Natural Gas Co., Inc. (d)	281,747	10,509,163
Questar Corp.	602,846	14,094,539
RGC Resources, Inc.	3,341	71,664
South Jersey Industries, Inc.	122,682	6,953,616
Southwest Gas Corp.	165,026	9,449,389
UGI Corp.	579,826	19,708,286
WGL Holdings, Inc.	180,519	9,630,689
		139,503,072
Independent Power and Renewable Electricity Producers - 0.3%
American DG Energy, Inc. (a)	66,943	30,124
Black Hills Corp.	155,968	7,927,853
Calpine Corp. (a)	1,224,700	25,963,640
Dynegy, Inc. (a)	355,000	9,893,850
Ormat Technologies, Inc. (d)	127,978	4,364,050
Pattern Energy Group, Inc. (d)	153,343	4,266,002
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Terraform Power, Inc.	108,751	$ 3,776,922
U.S. Geothermal, Inc. (a)(d)	370,926	170,663
Vivint Solar, Inc. (d)	73,094	589,869
		56,982,973
Multi-Utilities - 0.4%
Alliant Energy Corp.	366,886	23,333,950
Avista Corp. (d)	203,057	6,924,244
MDU Resources Group, Inc. (d)	671,243	14,968,719
NorthWestern Energy Corp.	157,705	8,546,034
Vectren Corp.	295,820	13,208,363
		66,981,310
Water Utilities - 0.4%
American States Water Co.	141,671	5,685,257
American Water Works Co., Inc.	611,715	33,081,547
Aqua America, Inc. (d)	611,272	16,162,032
Artesian Resources Corp. Class A	25,770	559,724
Cadiz, Inc. (a)(d)	45,171	519,467
California Water Service Group	162,737	4,138,402
Connecticut Water Service, Inc.	38,453	1,426,606
Middlesex Water Co.	55,095	1,281,510
Pure Cycle Corp. (a)(d)	69,664	321,151
SJW Corp. (d)	52,617	1,748,989
York Water Co.	39,414	932,929
		65,857,614
TOTAL UTILITIES		502,917,961
TOTAL COMMON STOCKS (Cost $11,286,116,045)		15,933,689,643
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% 6/25/15 (e) (Cost $4,999,033)	$ 5,000,000	4,999,560
Money Market Funds - 23.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	143,057,034	$ 143,057,034
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	3,641,792,637	3,641,792,637
TOTAL MONEY MARKET FUNDS (Cost $3,784,849,671)		3,784,849,671
TOTAL INVESTMENT PORTFOLIO - 122.5% (Cost $15,075,964,749)	19,723,538,874
NET OTHER ASSETS (LIABILITIES) - (22.5)%	(3,619,724,545)
NET ASSETS - 100%	$ 16,103,814,329
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
444 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2015	$ 66,804,240	$ 1,814,542
814 ICE Russell 2000 Index Contracts (United States)	March 2015	100,252,240	3,067,446
TOTAL EQUITY INDEX CONTRACTS		$ 167,056,480	$ 4,881,988

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,999,560.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 97,982
Fidelity Securities Lending Cash Central Fund	27,707,812
Total	$ 27,805,794
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,603,655,401	$ 2,603,655,401	$ -	$ -
Consumer Staples	484,081,621	484,081,621	-	-
Energy	698,377,748	698,377,241	-	507
Financials	3,650,652,855	3,650,622,251	30,603	1
Health Care	2,015,473,419	2,015,473,418	-	1
Industrials	2,346,227,794	2,346,227,794	-	-
Information Technology	2,680,765,064	2,680,765,064	-	-
Materials	792,643,941	792,643,941	-	-
Telecommunication Services	158,893,839	158,402,671	-	491,168
Utilities	502,917,961	502,917,961	-	-
U.S. Government and Government Agency Obligations	4,999,560	-	4,999,560	-
Money Market Funds	3,784,849,671	3,784,849,671	-	-
Total Investments in Securities:	$ 19,723,538,874	$ 19,718,017,034	$ 5,030,163	$ 491,677
Derivative Instruments:
Assets
Futures Contracts	$ 4,881,988	$ 4,881,988	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,881,988	$ -
Total Value of Derivatives	$ 4,881,988	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $3,523,061,182) - See accompanying schedule: Unaffiliated issuers (cost $11,291,115,078)	$ 15,938,689,203
Fidelity Central Funds (cost $3,784,849,671)	3,784,849,671
Total Investments (cost $15,075,964,749)		$ 19,723,538,874
Segregated cash with brokers for derivative instruments		3,021,980
Receivable for investments sold		24,874,526
Receivable for fund shares sold		21,075,680
Dividends receivable		12,763,184
Distributions receivable from Fidelity Central Funds		2,112,445
Receivable from investment adviser for expense reductions		7,567
Other receivables		36,950
Total assets		19,787,431,206

Liabilities
Payable to custodian bank	$ 3,282,388
Payable for investments purchased	12,744,328
Payable for fund shares redeemed	23,978,507
Accrued management fee	789,852
Payable for daily variation margin for derivative instruments	848,298
Other affiliated payables	180,867
Collateral on securities loaned, at value	3,641,792,637
Total liabilities		3,683,616,877

Net Assets		$ 16,103,814,329
Net Assets consist of:
Paid in capital		$ 11,258,057,277
Undistributed net investment income		34,950,255
Accumulated undistributed net realized gain (loss) on investments		158,350,684
Net unrealized appreciation (depreciation) on investments		4,652,456,113
Net Assets		$ 16,103,814,329

Statement of Assets and Liabilities - continued

February 28, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($1,992,558,090 ÷ 34,713,098 shares)	$ 57.40

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($13,356,930,760 ÷ 232,683,500 shares)	$ 57.40

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($754,325,479 ÷ 13,143,790 shares)	$ 57.39

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 187,632,552
Interest		3,395
Income from Fidelity Central Funds (including $27,707,812 from security lending)		27,805,794
Total income		215,441,741

Expenses
Management fee	$ 8,887,177
Transfer agent fees	2,045,691
Independent compensation	59,589
Miscellaneous	22,050
Total expenses before reductions	11,014,507
Expense reductions	(54,994)	10,959,513
Net investment income (loss)		204,482,228
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	444,946,028
Futures contracts	6,871,920
Total net realized gain (loss)		451,817,948
Change in net unrealized appreciation (depreciation) on: Investment securities	575,724,698
Futures contracts	(6,418,788)
Total change in net unrealized appreciation (depreciation)		569,305,910
Net gain (loss)		1,021,123,858
Net increase in net assets resulting from operations		$ 1,225,606,086

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 204,482,228	$ 151,240,610
Net realized gain (loss)	451,817,948	400,078,919
Change in net unrealized appreciation (depreciation)	569,305,910	2,536,032,390
Net in net assets resulting from operations	1,225,606,086	3,087,351,919
Distributions to from net investment income	(193,642,159)	(130,454,906)
Distributions to from net realized gain	(416,291,899)	(244,937,001)
Total distributions	(609,934,058)	(375,391,907)
Share transactions - net increase (decrease)	1,307,542,824	3,320,572,816
Redemption fees	947,312	1,184,464
Total increase (decrease) in net assets	1,924,162,164	6,033,717,292

Net Assets
Beginning of period	14,179,652,165	8,145,934,873
End of period (including undistributed net investment income of 34,950,255 and undistributed net investment income of $30,389,384, respectively)	$ 16,103,814,329	$ 14,179,652,165

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.29	$ 43.12	$ 39.66	$ 40.35	$ 31.08
Income from Investment Operations
Net investment income (loss) B	.74	.67	.73	.48	.43
Net realized and unrealized gain (loss)	3.62	13.09	4.61	.10	9.71
Total from investment operations	4.36	13.76	5.34	.58	10.14
Distributions from net investment income	(.70)	(.54)	(.70)	(.45)	(.36)
Distributions from net realized gain	(1.55)	(1.06)	(1.17)	(.84)	(.51)
Total distributions	(2.25)	(1.60)	(1.88) I	(1.28) H	(.87)
Redemption fees added to paid in capital B	- G	.01	- G	.01	- G
Net asset value, end of period	$ 57.40	$ 55.29	$ 43.12	$ 39.66	$ 40.35
Total ReturnA	8.23%	32.38%	14.00%	1.76%	32.95%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.36%	1.35%	1.85%	1.26%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,992,558	$ 1,803,152	$ 971,857	$ 2,606,631	$ 4,440,988
Portfolio turnover rateD	7%	14%	10%	11%	8%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share. ITotal distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.30	$ 43.12	$ 39.66	$ 40.36	$ 31.08
Income from Investment Operations
Net investment income (loss) B	.76	.68	.75	.48	.44
Net realized and unrealized gain (loss)	3.61	13.11	4.60	.10	9.72
Total from investment operations	4.37	13.79	5.35	.58	10.16
Distributions from net investment income	(.72)	(.56)	(.72)	(.46)	(.37)
Distributions from net realized gain	(1.55)	(1.06)	(1.17)	(.84)	(.51)
Total distributions	(2.27)	(1.62)	(1.89)	(1.29) H	(.88)
Redemption fees added to paid in capital B	- G	.01	- G	.01	- G
Net asset value, end of period	$ 57.40	$ 55.30	$ 43.12	$ 39.66	$ 40.36
Total ReturnA	8.24%	32.44%	14.04%	1.76%	33.02%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.39%	1.38%	1.88%	1.29%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,356,931	$ 12,280,754	$ 7,173,852	$ 3,910,289	$ 1,525,199
Portfolio turnover rateD	7%	14%	10%	11%	8%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 55.28	$ 43.11	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.76	.72	.75	.25
Net realized and unrealized gain (loss)	3.63	13.06	4.60	5.52
Total from investment operations	4.39	13.78	5.35	5.77
Distributions from net investment income	(.72)	(.56)	(.72)	(.40)
Distributions from net realized gain	(1.55)	(1.06)	(1.17)	(.38)
Total distributions	(2.28) L	(1.62)	(1.90) K	(.78)
Redemption fees added to paid in capital D	- J	.01	- J	- J
Net asset value, end of period	$ 57.39	$ 55.28	$ 43.11	$ 39.66
Total ReturnB, C	8.27%	32.44%	14.04%	16.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%A
Expenses net of all reductions	.06%	.06%	.06%	.06%A
Net investment income (loss)	1.40%	1.39%	1.89%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 754,325	$ 95,747	$ 226	$ 117
Portfolio turnover rateF	7%	14%	10%	11% M

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share. LTotal distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share. MAmount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Past 10 years
Spartan International Index Fund - Investor Class	-0.29%	7.78%	4.92%
Spartan International Index Fund - Fidelity Advantage Class A	-0.21%	7.85%	4.96%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Investor Class on February 28, 2005. The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period, the original class of the fund.
Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Market Recap: International stocks posted a slight gain for the 12-month period ending February 28, 2015, amid recessionary pressure in parts of Asia and anemic economic growth in the eurozone. The MSCI ACWI (All Country World Index) ex USA Index rose 1.00%, advancing early on but declining in the second half as the U.S. dollar extended its rise and oil prices tumbled. Europe (-3%) was hampered by late-period deflationary concerns and currency weakness; investors were surprised when Switzerland (+1%) unpegged its franc from the euro, with Spain (-6%) and Italy (-10%) chiefly affected. Greece (-56%) headlined again, reprising fears of default or even a eurozone exit. Germany (-4%), Europe's largest economy, cut growth forecasts in December on declining exports. The U.K. (-3%) endured decelerating growth and a cooling housing market. Across the Pacific, Japan (+9%) fought encroaching recession by expanding its already-aggressive economic stimulus plan; Europe followed suit in January. Emerging markets (+4%) saw late-period outflows ahead of potential U.S. Federal Reserve tightening. Countries dependent on resources exports were among the worst performers, including Russia (-25%) and Brazil (-10%). Net importers such as China (+19%) fared better given lower input costs to production, with India (+37%) buoyed further by optimism for regulatory reform.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® International Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares returned -0.29% and -0.21%, respectively, in line with the 0.10% advance of its benchmark, the MSCI EAFE Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) A variety of European stocks topped the list of individual detractors, including a handful of financial institutions weighed down by concerns about economic growth in the region. These included BNP Paribas (France), HSBC Holdings (U.K.), Deutsche Bank (Germany) and UBS (Switzerland). Meanwhile, several stocks were significantly hampered by the sharp drop in the price of oil. Energy giants BP and Total, based in the U.K. and France, respectively, struggled, as did Australian mining company BHP Billiton, which operates a number of U.S. shale drilling rigs. Another notable detractor was Swiss drugmaker Roche Holding, which experienced a big share-price drop in December on news of several disappointing drug trials involving once-promising treatments. Many other health care stocks enjoyed strong results, however, including fellow Swiss pharmaceutical company Novartis and Dublin-headquartered drugmaker Shire, whose shares were up about 22% and 47%, respectively. In the consumer discretionary sector, Japanese automaker Toyota Motor gained roughly 21%, benefiting in part from the helpful effects of a weaker yen on exports. Several consumer staples stocks also added value, including Belgium-based beverage company Anheuser Busch, Swiss food giant Nestle and U.K.-headquartered British American Tobacco.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.7	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.4	1.2
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.3	1.5
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	1.1
Bayer AG (Germany, Pharmaceuticals)	0.9	0.8
Commonwealth Bank of Australia (Australia, Banks)	0.9	0.9
Sanofi SA (France, Pharmaceuticals)	0.9	1.0
	12.2
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	25.6
Consumer Discretionary	12.5	11.0
Industrials	12.1	12.6
Health Care	11.1	10.5
Consumer Staples	10.8	10.6
Materials	7.5	7.8
Energy	5.2	6.8
Telecommunication Services	4.8	4.6
Information Technology	4.5	4.6
Utilities	3.8	3.9
Geographic Diversification (% of fund's net assets)
As of February 28, 2015
Japan	21.4%
United Kingdom	19.0%
Germany	9.3%
France	9.0%
Switzerland	9.0%
Australia	7.3%
Spain	3.4%
Netherlands	3.1%
Sweden	3.1%
Other *	15.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

* Includes Short-Term Investments and Net Other Assets (Liabilities)

As of August 31, 2014
Japan	20.2%
United Kingdom	19.9%
France	9.2%
Switzerland	8.9%
Germany	8.8%
Australia	8.1%
Spain	3.5%
Netherlands	3.0%
Sweden	2.9%
Other *	15.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

* Includes Short-Term Investments and Net Other Assets (Liabilities)

Annual Report

Spartan International Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 7.2%
AGL Energy Ltd.	752,345	$ 8,847,630
ALS Ltd. (d)	452,401	2,018,520
Alumina Ltd.	2,795,239	4,018,928
Amcor Ltd.	1,342,901	14,334,023
AMP Ltd.	3,269,738	17,118,321
APA Group unit	1,240,990	8,911,631
Asciano Ltd.	1,083,028	5,483,882
ASX Ltd.	213,384	7,359,827
Aurizon Holdings Ltd.	2,374,179	8,775,018
Australia & New Zealand Banking Group Ltd.	3,066,089	84,669,054
Bank of Queensland Ltd.	400,687	4,370,832
Bendigo & Adelaide Bank Ltd.	493,014	4,938,791
BHP Billiton Ltd.	3,572,708	93,829,782
Boral Ltd.	856,841	4,110,948
Brambles Ltd.	1,733,500	15,035,582
Caltex Australia Ltd.	149,010	4,289,517
Coca-Cola Amatil Ltd.	639,070	5,198,434
Cochlear Ltd.	63,202	4,465,486
Commonwealth Bank of Australia	1,803,353	129,528,152
Computershare Ltd.	527,346	5,183,818
Crown Ltd.	407,361	4,870,172
CSL Ltd.	527,746	38,037,998
DEXUS Property Group unit	1,001,515	6,182,412
Federation Centres unit	1,579,552	3,678,101
Flight Centre Travel Group Ltd. (d)	60,601	1,953,810
Fortescue Metals Group Ltd. (d)	1,724,879	3,356,073
Goodman Group unit	1,966,790	9,589,942
Harvey Norman Holdings Ltd.	595,242	2,055,840
Healthscope Ltd.	1,252,457	2,867,503
Iluka Resources Ltd.	469,529	2,883,755
Incitec Pivot Ltd.	1,839,892	5,851,405
Insurance Australia Group Ltd.	2,590,694	12,348,647
Leighton Holdings Ltd.	111,188	1,914,017
Lend Lease Group unit	606,840	8,227,106
Macquarie Group Ltd.	320,028	18,220,091
Medibank Private Ltd. (a)	3,067,556	6,136,290
Mirvac Group unit	4,117,530	6,692,271
National Australia Bank Ltd.	2,640,900	78,210,412
Newcrest Mining Ltd. (a)	854,138	9,604,223
Novion Property Group unit	2,448,380	4,706,384
Orica Ltd.	410,775	6,361,815
Origin Energy Ltd.	1,223,529	11,673,560
Platinum Asset Management Ltd.	250,000	1,646,801
Qantas Airways Ltd. (a)	1,142,421	2,579,868
QBE Insurance Group Ltd.	1,488,365	15,107,479
Ramsay Health Care Ltd.	145,790	7,621,268
realestate.com.au Ltd.	57,368	2,196,989
Rio Tinto Ltd.	485,032	24,411,648
Santos Ltd.	1,090,960	6,768,661
Scentre Group unit	5,931,062	17,889,293
SEEK Ltd.	357,099	4,824,552

	Shares	Value
Sonic Healthcare Ltd.	421,851	$ 6,408,092
SP AusNet unit	1,938,353	2,218,932
Stockland Corp. Ltd. unit	2,674,684	9,802,091
Suncorp Group Ltd.	1,432,051	15,643,685
Sydney Airport unit	1,184,923	4,777,638
Tabcorp Holdings Ltd.	827,334	3,277,647
Tabcorp Holdings Ltd. (a)	68,945	247,280
Tatts Group Ltd.	1,591,588	4,949,794
Telstra Corp. Ltd.	4,845,553	24,118,827
The GPT Group unit	1,871,636	6,873,733
Toll Holdings Ltd.	749,752	5,237,555
TPG Telecom Ltd.	298,000	1,774,372
Transurban Group unit	2,012,555	14,389,386
Treasury Wine Estates Ltd.	727,977	3,088,808
Wesfarmers Ltd.	1,249,559	42,815,377
Westfield Corp. unit	2,195,695	16,831,175
Westpac Banking Corp.	3,457,942	102,857,511
Woodside Petroleum Ltd.	826,076	22,708,542
Woolworths Ltd.	1,401,451	33,630,331
WorleyParsons Ltd.	235,447	1,839,783
TOTAL AUSTRALIA		1,084,447,121
Austria - 0.2%
Andritz AG	81,347	4,692,667
Erste Group Bank AG	312,058	8,178,463
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG (a)	1,065,524	3,251,606
OMV AG	162,996	4,695,905
Raiffeisen International Bank-Holding AG (d)	128,610	1,942,934
Vienna Insurance Group AG	42,916	1,897,954
Voestalpine AG	125,995	4,924,945
TOTAL AUSTRIA		29,584,478
Bailiwick of Guernsey - 0.1%
Friends Life Group Ltd.	1,569,795	9,963,124
Bailiwick of Jersey - 1.3%
Experian PLC	1,103,366	20,407,111
Glencore Xstrata PLC	11,806,900	54,729,818
Petrofac Ltd.	289,891	3,936,187
Randgold Resources Ltd.	98,227	7,793,174
Shire PLC	655,683	52,894,661
Wolseley PLC	296,392	18,170,692
WPP PLC	1,463,689	34,581,714
TOTAL BAILIWICK OF JERSEY		192,513,357
Belgium - 1.3%
Ageas	244,536	8,810,098
Anheuser-Busch InBev SA NV	894,665	113,497,250
Belgacom SA	170,115	6,399,193
Colruyt NV (d)	77,553	3,630,245
Delhaize Group SA	113,575	10,197,359
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA	89,437	$ 7,827,607
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	0
KBC Groupe SA	279,399	16,952,504
Solvay SA Class A	65,700	9,763,666
Telenet Group Holding NV (a)	60,208	3,453,008
UCB SA	140,047	10,711,784
Umicore SA	120,192	5,246,206
TOTAL BELGIUM		196,488,920
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	677,450	5,778,039
First Pacific Co. Ltd.	2,580,665	2,625,319
Kerry Properties Ltd.	719,681	2,403,329
Li & Fung Ltd.	6,463,246	6,608,414
Noble Group Ltd.	4,890,635	3,498,822
NWS Holdings Ltd.	1,636,874	2,963,164
Seadrill Ltd. (d)	435,266	5,024,888
Shangri-La Asia Ltd.	1,549,380	2,093,595
Yue Yuen Industrial (Holdings) Ltd.	819,000	3,178,512
TOTAL BERMUDA		34,174,082
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	268,629	2,725,844
MGM China Holdings Ltd.	1,074,400	2,487,973
Sands China Ltd.	2,686,000	12,259,780
WH Group Ltd. (a)	4,157,000	2,304,740
Wynn Macau Ltd. (d)	1,722,800	4,520,356
TOTAL CAYMAN ISLANDS		24,298,693
Denmark - 1.5%
A.P. Moller - Maersk A/S:
rights 3/26/15	71,460	0
rights 3/26/15	38,763	0
Series A	4,307	9,584,890
Series B	7,940	18,300,912
Carlsberg A/S Series B	119,131	10,191,985
Coloplast A/S Series B	123,859	9,890,666
Danske Bank A/S	745,199	19,735,190
DSV de Sammensluttede Vognmaend A/S	196,265	6,339,674
ISS Holdings A/S (a)	100,576	3,137,156
Novo Nordisk A/S Series B	2,232,261	106,823,901
Novozymes A/S Series B	265,630	12,886,345
Pandora A/S	127,664	11,649,503
TDC A/S	909,925	7,197,910
Tryg A/S	24,439	3,040,032
Vestas Wind Systems A/S	249,853	10,532,313
William Demant Holding A/S (a)	25,113	2,059,986
TOTAL DENMARK		231,370,463
Finland - 0.9%
Elisa Corp. (A Shares)	159,032	4,326,323

	Shares	Value
Fortum Corp.	492,285	$ 11,216,152
Kone Oyj (B Shares) (d)	345,971	15,943,201
Metso Corp.	125,952	4,052,214
Neste Oil Oyj	143,768	3,746,979
Nokia Corp.	4,163,296	33,456,998
Nokian Tyres PLC (d)	124,246	3,677,542
Orion Oyj (B Shares)	111,552	3,631,371
Sampo Oyj (A Shares)	496,942	25,080,243
Stora Enso Oyj (R Shares)	610,015	5,857,028
UPM-Kymmene Corp.	588,513	11,044,311
Wartsila Corp.	175,832	7,970,942
TOTAL FINLAND		130,003,304
France - 8.8%
Accor SA	191,858	10,053,266
Aeroports de Paris	32,603	3,973,150
Air Liquide SA (a)	11,330	1,497,371
Air Liquide SA	94,090	12,434,916
Alcatel-Lucent SA (a)	3,118,428	12,222,478
Alstom SA (a)	241,598	7,989,145
Arkema SA	71,952	5,388,257
Atos Origin SA	89,944	6,408,502
AXA SA	2,020,073	51,292,167
BIC SA	31,161	4,662,215
BNP Paribas SA	1,178,320	68,685,822
Bollore Group (a)	2,700	14,442
Bollore Group	596,448	3,273,200
Bouygues SA	206,401	8,183,375
Bureau Veritas SA	243,588	5,740,685
Cap Gemini SA	158,610	12,827,384
Carrefour SA	695,498	23,010,352
Casino Guichard Perrachon SA	62,291	5,862,337
Christian Dior SA	60,368	11,710,626
CNP Assurances	186,956	3,099,492
Compagnie de St. Gobain	505,729	22,770,436
Credit Agricole SA	1,149,344	16,167,200
Danone SA	644,921	44,901,561
Dassault Systemes SA	142,572	9,976,361
Edenred SA	225,923	6,163,730
EDF SA (a)	200,740	5,548,561
EDF SA	69,686	1,926,158
Essilor International SA	227,344	26,573,052
Eurazeo SA	41,340	3,048,172
Eutelsat Communications	174,787	5,972,505
Fonciere des Regions (d)	31,357	3,242,321
GDF Suez	1,609,500	35,797,081
Gecina SA	31,842	4,185,071
Groupe Eurotunnel SA	543,970	7,438,676
Hermes International SCA	29,349	9,470,279
ICADE	40,955	3,670,580
Iliad SA	28,997	7,529,812
Imerys SA	38,011	2,851,202
JCDecaux SA	74,207	2,749,084
Common Stocks - continued
	Shares	Value
France - continued
Kering SA	83,935	$ 17,094,798
Klepierre SA	198,220	9,691,232
L'Oreal SA (a)	5,100	925,986
L'Oreal SA	274,567	49,851,995
Lafarge SA (a)	159,515	11,842,039
Lafarge SA (Bearer)	47,457	3,523,102
Lagardere S.C.A. (Reg.)	131,180	3,771,214
Legrand SA	293,126	16,204,319
LVMH Moet Hennessy - Louis Vuitton SA	310,665	56,979,781
Michelin CGDE Series B	207,723	19,986,259
Natixis SA	1,041,086	7,537,727
Numericable Group SA (a)	107,349	6,655,141
Orange SA	2,061,322	37,595,236
Pernod Ricard SA	236,262	28,012,014
Peugeot Citroen SA (a)	430,875	7,215,684
Publicis Groupe SA	206,543	16,842,585
Remy Cointreau SA	26,455	1,942,941
Renault SA	213,017	20,464,637
Rexel SA	310,007	6,057,107
Safran SA	302,112	21,265,133
Sanofi SA	1,323,061	129,406,454
Schneider Electric SA	583,801	47,024,715
SCOR SE	170,184	5,610,492
Societe Generale Series A	806,207	37,273,812
Sodexo SA	104,288	10,510,316
Suez Environnement SA	330,055	5,889,255
Technip SA	114,278	7,445,336
Thales SA	104,106	5,989,256
Total SA	2,381,930	127,968,431
Unibail-Rodamco	108,995	31,419,692
Valeo SA	83,697	12,597,422
Vallourec SA (d)	121,366	2,854,954
Veolia Environnement SA	466,701	9,083,090
VINCI SA	543,583	32,251,883
Vivendi SA	1,350,754	32,974,709
Wendel SA	34,924	4,254,043
Zodiac Aerospace	206,039	7,415,065
TOTAL FRANCE		1,331,738,879
Germany - 8.5%
adidas AG	233,599	18,149,624
Allianz SE	507,871	85,044,304
Axel Springer Verlag AG	45,108	2,910,063
BASF AG	1,021,832	97,939,156
Bayer AG	919,942	135,940,338
Bayerische Motoren Werke AG (BMW)	368,613	46,612,091
Beiersdorf AG	111,701	9,703,673
Brenntag AG	172,017	10,057,896
Celesio AG	49,954	1,542,589

	Shares	Value
Commerzbank AG (a)	1,075,789	$ 14,512,553
Continental AG	122,375	29,210,101
Daimler AG (Germany)	1,071,172	103,699,107
Deutsche Annington Immobilien SE	381,007	14,698,964
Deutsche Bank AG	1,534,878	50,438,160
Deutsche Boerse AG	215,478	17,578,425
Deutsche Lufthansa AG (d)	249,213	3,653,352
Deutsche Post AG	1,076,220	36,648,188
Deutsche Telekom AG	3,531,797	65,946,168
Deutsche Wohnen AG (Bearer)	317,786	8,760,660
E.ON AG	2,226,209	35,985,950
Fraport AG Frankfurt Airport Services Worldwide	41,236	2,489,992
Fresenius Medical Care AG & Co. KGaA	241,884	19,798,557
Fresenius SE & Co. KGaA	421,490	24,139,988
GEA Group AG	204,019	10,091,190
Hannover Reuck SE	67,217	6,480,133
HeidelbergCement Finance AG	157,895	12,568,130
Henkel AG & Co. KGaA	129,766	13,651,629
Hugo Boss AG (a)	62,388	8,028,759
Infineon Technologies AG	1,249,020	14,459,370
K&S AG	191,941	6,191,367
Kabel Deutschland Holding AG (a)	22,197	3,080,105
Lanxess AG	100,599	5,182,404
Linde AG	206,587	42,028,739
MAN SE	39,652	4,250,892
Merck KGaA	144,229	14,881,030
Metro AG	179,284	5,997,169
Muenchener Rueckversicherungs AG	192,350	39,928,739
OSRAM Licht AG	99,785	4,576,007
ProSiebenSat.1 Media AG	245,430	12,055,693
RWE AG	542,980	15,181,430
SAP AG	1,025,164	72,083,064
Siemens AG	881,956	98,588,104
Symrise AG	136,208	8,663,755
Telefonica Deutschland Holding AG	671,360	3,693,319
Thyssenkrupp AG	502,916	13,388,730
TUI AG	277,478	5,024,080
TUI AG	222,629	4,045,417
United Internet AG	136,665	6,128,869
Volkswagen AG	32,650	8,087,461
TOTAL GERMANY		1,273,795,484
Hong Kong - 2.7%
AIA Group Ltd.	13,392,600	78,827,741
Bank of East Asia Ltd.	1,425,090	5,861,468
BOC Hong Kong (Holdings) Ltd.	4,099,566	14,456,681
Cathay Pacific Airways Ltd.	1,216,327	2,728,808
Cheung Kong Holdings Ltd.	1,545,449	30,586,970
CLP Holdings Ltd.	2,115,157	19,022,177
Galaxy Entertainment Group Ltd.	2,587,000	13,142,139
Hang Lung Properties Ltd.	2,503,423	7,101,177
Hang Seng Bank Ltd.	854,201	15,573,380
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Henderson Land Development Co. Ltd.	1,176,862	$ 8,042,199
HKT Trust/HKT Ltd. unit	2,945,760	3,904,486
Hong Kong & China Gas Co. Ltd.	7,032,723	15,868,467
Hong Kong Exchanges and Clearing Ltd.	1,232,836	28,453,241
Hutchison Whampoa Ltd.	2,371,158	32,468,215
Hysan Development Co. Ltd.	700,677	3,360,734
Link (REIT)	2,574,808	16,433,249
MTR Corp. Ltd.	1,603,196	7,441,535
New World Development Co. Ltd.	5,900,157	6,960,782
PCCW Ltd.	4,506,452	2,876,162
Power Assets Holdings Ltd.	1,537,676	15,821,262
Sino Land Ltd.	3,355,312	5,485,618
SJM Holdings Ltd.	2,230,000	3,226,050
Sun Hung Kai Properties Ltd.	1,877,676	29,439,310
Swire Pacific Ltd. (A Shares)	698,884	9,551,781
Swire Properties Ltd.	1,308,000	4,342,685
Techtronic Industries Co. Ltd.	1,533,000	5,307,131
Wharf Holdings Ltd.	1,681,585	12,260,970
Wheelock and Co. Ltd.	1,017,000	5,454,911
TOTAL HONG KONG		403,999,329
Ireland - 0.4%
Bank of Ireland (a)	30,395,008	11,541,079
CRH PLC	893,755	25,306,009
CRH PLC sponsored ADR (d)	2,500	70,775
James Hardie Industries PLC CDI	490,548	5,803,377
Kerry Group PLC Class A	172,923	12,578,116
Ryanair Holdings PLC	261,736	2,952,790
TOTAL IRELAND		58,252,146
Isle of Man - 0.0%
Genting Singapore PLC	6,760,859	4,886,412
Israel - 0.5%
Bank Hapoalim BM (Reg.)	1,171,615	5,311,819
Bank Leumi le-Israel BM (a)	1,478,905	5,138,271
Bezeq The Israel Telecommunication Corp. Ltd.	2,107,814	3,380,164
Delek Group Ltd.	5,051	1,196,989
Israel Chemicals Ltd.	489,742	3,423,995
Israel Corp. Ltd. (Class A)	3,029	1,030,337
Mizrahi Tefahot Bank Ltd. (a)	154,385	1,602,586
NICE Systems Ltd.	55,809	3,243,208
NICE Systems Ltd. sponsored ADR	7,868	459,255
Teva Pharmaceutical Industries Ltd.	863,142	49,001,539
Teva Pharmaceutical Industries Ltd. sponsored ADR	89,882	5,125,072
TOTAL ISRAEL		78,913,235
Italy - 2.0%
Assicurazioni Generali SpA	1,299,660	26,760,675
Atlantia SpA	458,530	12,078,798
Banca Monte dei Paschi di Siena SpA (a)(d)	4,780,087	3,295,080

	Shares	Value
Banco Popolare Societa Cooperativa (a)	402,766	$ 6,210,857
Enel Green Power SpA	1,942,090	4,155,342
Enel SpA	7,321,516	33,739,361
Eni SpA	2,833,115	52,807,907
EXOR SpA	110,272	4,910,081
Finmeccanica SpA (a)	443,638	5,371,623
Intesa Sanpaolo SpA	14,164,927	47,265,796
Intesa Sanpaolo SpA (Risparmio Shares)	1,000,000	3,021,435
Luxottica Group SpA	187,380	11,560,549
Mediobanca SpA	666,889	6,145,633
Pirelli & C. SpA	260,949	3,997,685
Prysmian SpA	227,882	4,559,603
Saipem SpA (a)(d)	297,698	3,059,881
Snam Rete Gas SpA	2,256,766	11,420,013
Telecom Italia SpA (a)(d)	11,244,175	13,437,872
Terna SpA	1,687,205	7,608,909
UniCredit SpA	4,890,313	32,534,041
Unione di Banche Italiane ScpA	951,679	7,465,484
Unipolsai SpA	999,980	2,947,519
TOTAL ITALY		304,354,144
Japan - 21.2%
ABC-MART, Inc.	28,900	1,623,473
ACOM Co. Ltd. (a)(d)	453,400	1,455,428
Advantest Corp.	176,290	2,332,849
AEON Co. Ltd. (d)	729,700	7,804,816
AEON Financial Service Co. Ltd. (d)	124,600	2,859,160
AEON MALL Co. Ltd.	127,440	2,464,106
Air Water, Inc.	163,000	2,851,904
Aisin Seiki Co. Ltd.	213,300	7,854,433
Ajinomoto Co., Inc.	627,866	12,056,077
Alfresa Holdings Corp.	195,900	2,728,271
All Nippon Airways Ltd.	1,214,000	3,296,194
Amada Co. Ltd.	386,400	3,653,236
Aozora Bank Ltd.	1,291,000	4,651,377
Asahi Glass Co. Ltd.	1,117,677	7,044,752
Asahi Group Holdings	428,903	13,253,416
Asahi Kasei Corp.	1,397,727	14,441,718
Asics Corp.	177,100	4,633,839
Astellas Pharma, Inc.	2,388,200	37,951,667
Bandai Namco Holdings, Inc.	198,950	3,610,620
Bank of Kyoto Ltd.	376,000	3,680,635
Bank of Yokohama Ltd.	1,298,084	8,045,137
Benesse Holdings, Inc.	75,700	2,411,009
Bridgestone Corp.	723,979	27,742,694
Brother Industries Ltd.	263,100	4,433,936
Calbee, Inc.	82,400	3,113,463
Canon, Inc.	1,261,644	41,035,798
Casio Computer Co. Ltd. (d)	223,100	3,905,299
Central Japan Railway Co.	160,300	29,815,465
Chiba Bank Ltd.	828,674	6,241,465
Chiyoda Corp.	179,000	1,452,949
Chubu Electric Power Co., Inc. (a)	715,064	8,810,904
Chugai Pharmaceutical Co. Ltd.	249,225	7,593,940
Common Stocks - continued
	Shares	Value
Japan - continued
Chugoku Electric Power Co., Inc.	330,900	$ 4,356,677
Citizen Holdings Co. Ltd.	291,466	2,209,903
COLOPL, Inc. (d)	53,900	1,320,184
Credit Saison Co. Ltd.	163,452	3,109,858
Dai Nippon Printing Co. Ltd.	618,242	5,989,906
Dai-ichi Mutual Life Insurance Co.	1,202,400	18,177,976
Daicel Chemical Industries Ltd.	301,000	3,905,137
Daihatsu Motor Co. Ltd. (d)	218,000	3,119,883
Daiichi Sankyo Kabushiki Kaisha	708,870	11,093,038
Daikin Industries Ltd.	261,194	17,024,281
Dainippon Sumitomo Pharma Co. Ltd. (d)	177,900	1,940,727
Daito Trust Construction Co. Ltd.	80,763	8,732,869
Daiwa House Industry Co. Ltd.	661,084	13,000,628
Daiwa Securities Group, Inc.	1,854,985	14,962,383
DENSO Corp.	541,438	25,427,784
Dentsu, Inc.	240,200	10,461,375
Don Quijote Holdings Co. Ltd.	65,800	5,109,985
East Japan Railway Co.	372,300	31,231,185
Eisai Co. Ltd.	280,178	14,619,612
Electric Power Development Co. Ltd.	129,980	4,340,816
FamilyMart Co. Ltd. (d)	65,900	2,974,796
Fanuc Corp.	213,172	40,888,038
Fast Retailing Co. Ltd.	59,100	22,889,053
Fuji Electric Co. Ltd.	622,153	2,995,696
Fuji Heavy Industries Ltd.	653,500	22,184,857
Fujifilm Holdings Corp.	516,505	17,799,723
Fujitsu Ltd.	2,071,075	12,480,986
Fukuoka Financial Group, Inc.	860,300	4,609,842
GungHo Online Entertainment, Inc. (d)	449,300	1,543,676
Gunma Bank Ltd.	422,663	3,020,914
Hakuhodo DY Holdings, Inc.	263,400	2,910,887
Hamamatsu Photonics K.K.	79,700	4,437,216
Hankyu Hanshin Holdings, Inc.	1,274,000	8,062,010
Hikari Tsushin, Inc.	18,200	1,180,623
Hino Motors Ltd.	285,600	4,349,954
Hirose Electric Co. Ltd.	33,898	4,451,725
Hiroshima Bank Ltd.	552,000	3,031,674
Hisamitsu Pharmaceutical Co., Inc.	65,200	2,433,588
Hitachi Chemical Co. Ltd.	114,900	2,536,685
Hitachi Construction Machinery Co. Ltd.	120,400	2,227,337
Hitachi High-Technologies Corp.	68,600	2,121,797
Hitachi Ltd.	5,378,271	36,776,808
Hitachi Metals Ltd.	241,000	3,882,190
Hokuhoku Financial Group, Inc.	1,347,000	3,186,633
Hokuriku Electric Power Co., Inc.	191,500	2,553,333
Honda Motor Co. Ltd.	1,812,360	59,944,220
Honda Motor Co. Ltd. sponsored ADR (d)	2,457	81,425
Hoya Corp.	471,616	19,032,194
Hulic Co. Ltd.	265,200	2,895,308
Ibiden Co. Ltd.	136,800	2,302,014
Idemitsu Kosan Co. Ltd.	98,000	1,722,834
Iida Group Holdings Co. Ltd.	182,100	2,522,380

	Shares	Value
INPEX Corp.	973,100	$ 11,538,912
Isetan Mitsukoshi Holdings Ltd.	371,087	5,673,715
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,555,185	7,241,279
Isuzu Motors Ltd.	662,800	9,624,105
Itochu Corp.	1,678,086	18,797,369
ITOCHU Techno-Solutions Corp.	26,000	1,021,526
Iyo Bank Ltd.	269,100	3,351,799
J. Front Retailing Co. Ltd.	268,100	3,841,366
Japan Airlines Co. Ltd.	126,800	3,900,723
Japan Display, Inc. (d)	412,200	1,684,981
Japan Exchange Group, Inc.	289,800	8,164,063
Japan Prime Realty Investment Corp.	874	3,137,998
Japan Real Estate Investment Corp.	1,395	6,950,219
Japan Retail Fund Investment Corp.	2,712	5,815,072
Japan Tobacco, Inc.	1,224,600	38,613,929
JFE Holdings, Inc.	546,075	13,637,610
JGC Corp.	230,117	4,720,645
Joyo Bank Ltd.	729,941	3,917,426
JSR Corp.	198,816	3,638,104
JTEKT Corp.	227,300	3,562,696
JX Holdings, Inc.	2,500,568	10,136,054
Kajima Corp.	929,317	4,404,788
Kakaku.com, Inc.	160,900	2,668,553
Kamigumi Co. Ltd.	252,663	2,462,738
Kaneka Corp.	308,559	2,045,453
Kansai Electric Power Co., Inc. (a)	786,736	7,060,072
Kansai Paint Co. Ltd.	255,000	4,591,599
Kao Corp.	574,350	25,686,708
Kawasaki Heavy Industries Ltd.	1,585,945	7,517,081
KDDI Corp.	648,600	44,947,912
Keihan Electric Railway Co., Ltd.	566,000	3,562,784
Keihin Electric Express Railway Co. Ltd.	518,061	4,213,779
Keio Corp.	637,410	5,296,431
Keisei Electric Railway Co.	305,000	4,130,408
Keyence Corp.	50,762	25,927,341
Kikkoman Corp.	163,849	4,745,971
Kintetsu Corp.	2,022,100	7,843,297
Kirin Holdings Co. Ltd.	916,456	11,985,751
Kobe Steel Ltd.	3,447,000	6,800,351
Koito Manufacturing Co. Ltd.	106,100	3,396,974
Komatsu Ltd.	1,039,145	21,625,509
Konami Corp.	111,100	2,245,683
Konica Minolta, Inc.	513,600	5,237,969
Kubota Corp.	1,253,864	20,381,513
Kuraray Co. Ltd.	377,986	5,197,801
Kurita Water Industries Ltd.	111,900	2,769,788
Kyocera Corp.	355,804	17,967,916
Kyowa Hakko Kirin Co., Ltd.	254,689	3,076,494
Kyushu Electric Power Co., Inc. (a)	476,470	4,114,470
Lawson, Inc.	72,816	4,760,051
LIXIL Group Corp.	295,059	7,029,619
M3, Inc.	216,900	4,819,396
Mabuchi Motor Co. Ltd.	55,342	2,803,532
Common Stocks - continued
	Shares	Value
Japan - continued
Makita Corp.	131,500	$ 6,254,838
Marubeni Corp.	1,830,544	11,247,230
Marui Group Co. Ltd.	265,349	3,107,661
Maruichi Steel Tube Ltd.	54,200	1,291,285
Mazda Motor Corp.	598,800	12,794,423
McDonald's Holdings Co. (Japan) Ltd. (d)	76,200	1,681,018
Medipal Holdings Corp.	151,200	1,921,204
Meiji Holdings Co. Ltd.	68,129	8,127,071
Minebea Ltd.	357,000	5,389,693
Miraca Holdings, Inc.	62,300	2,989,358
Mitsubishi Chemical Holdings Corp.	1,504,575	8,375,310
Mitsubishi Corp.	1,535,202	30,678,373
Mitsubishi Electric Corp.	2,150,106	25,181,179
Mitsubishi Estate Co. Ltd.	1,392,723	32,523,065
Mitsubishi Gas Chemical Co., Inc.	422,867	2,188,127
Mitsubishi Heavy Industries Ltd.	3,384,256	18,748,142
Mitsubishi Logistics Corp.	139,000	2,138,015
Mitsubishi Materials Corp.	1,246,937	4,294,571
Mitsubishi Motors Corp. of Japan	713,100	6,312,835
Mitsubishi Tanabe Pharma Corp.	249,100	4,193,834
Mitsubishi UFJ Financial Group, Inc.	14,191,930	92,431,400
Mitsubishi UFJ Lease & Finance Co. Ltd.	577,500	2,790,345
Mitsui & Co. Ltd.	1,898,323	26,382,127
Mitsui Chemicals, Inc.	910,683	2,801,516
Mitsui Fudosan Co. Ltd.	1,048,677	28,810,675
Mitsui OSK Lines Ltd.	1,216,285	4,341,515
mixi, Inc. (d)	41,600	1,528,376
Mizuho Financial Group, Inc.	25,911,100	47,747,708
MS&AD Insurance Group Holdings, Inc.	562,084	15,519,862
Murata Manufacturing Co. Ltd.	225,554	27,801,828
Nabtesco Corp.	128,400	3,445,467
Nagoya Railroad Co. Ltd. (d)	953,000	4,031,080
NEC Corp.	2,897,951	8,818,008
New Hampshire Foods Ltd.	194,740	4,432,828
Nexon Co. Ltd.	145,200	1,502,676
NGK Insulators Ltd.	291,309	5,676,416
NGK Spark Plug Co. Ltd.	198,900	5,636,539
NHK Spring Co. Ltd.	171,900	1,786,179
Nidec Corp.	242,384	16,369,998
Nikon Corp. (d)	378,038	4,882,497
Nintendo Co. Ltd.	117,896	12,595,284
Nippon Building Fund, Inc.	1,578	7,914,734
Nippon Electric Glass Co. Ltd.	434,000	2,169,547
Nippon Express Co. Ltd.	945,546	5,287,944
Nippon Paint Holdings Co. Ltd.	187,000	6,487,356
Nippon Prologis REIT, Inc.	1,632	3,765,367
Nippon Steel & Sumitomo Metal Corp.	8,481,636	22,532,614
Nippon Telegraph & Telephone Corp.	418,000	26,053,270
Nippon Yusen KK	1,785,578	5,358,600
Nissan Motor Co. Ltd.	2,768,948	29,171,838
Nisshin Seifun Group, Inc.	241,523	2,883,133
Nissin Food Holdings Co. Ltd.	64,723	3,208,421

	Shares	Value
Nitori Holdings Co. Ltd.	77,300	$ 5,117,793
Nitto Denko Corp.	173,794	11,012,401
NKSJ Holdings, Inc.	370,403	11,524,681
NOK Corp.	104,800	3,066,249
Nomura Holdings, Inc.	4,044,447	24,927,311
Nomura Real Estate Holdings, Inc.	134,800	2,379,917
Nomura Research Institute Ltd.	127,300	4,453,505
NSK Ltd.	521,576	7,263,913
NTT Data Corp.	139,700	5,763,172
NTT DOCOMO, Inc.	1,701,000	30,242,494
NTT Urban Development Co.	130,400	1,335,340
Obayashi Corp.	710,704	4,853,878
Odakyu Electric Railway Co. Ltd.	698,000	7,276,121
Oji Holdings Corp.	888,352	3,750,201
Olympus Corp. (a)	267,029	9,676,662
OMRON Corp.	227,760	10,052,855
Ono Pharmaceutical Co. Ltd.	92,100	9,161,881
Oracle Corp. Japan	42,900	1,875,586
Oriental Land Co. Ltd.	55,256	14,887,364
ORIX Corp.	1,475,780	20,929,244
Osaka Gas Co. Ltd.	2,096,525	8,647,235
Otsuka Corp.	52,000	2,060,439
Otsuka Holdings Co. Ltd.	436,200	13,070,503
Panasonic Corp.	2,456,173	30,722,009
Park24 Co. Ltd.	103,400	1,950,014
Rakuten, Inc.	882,300	14,692,093
Recruit Holdings Co. Ltd. (a)	158,700	4,968,288
Resona Holdings, Inc.	2,448,900	13,748,642
Ricoh Co. Ltd.	785,470	7,803,813
Rinnai Corp.	41,100	2,892,890
ROHM Co. Ltd.	106,844	6,886,247
Sankyo Co. Ltd. (Gunma)	55,600	2,096,184
Sanrio Co. Ltd. (d)	55,300	1,627,218
Santen Pharmaceutical Co. Ltd.	82,500	5,524,138
SBI Holdings, Inc. Japan	226,360	2,821,340
Secom Co. Ltd.	233,167	14,515,316
Sega Sammy Holdings, Inc.	208,900	3,176,502
Seibu Holdings, Inc. (d)	130,300	3,322,173
Seiko Epson Corp.	144,600	5,312,577
Sekisui Chemical Co. Ltd.	474,293	6,086,017
Sekisui House Ltd.	616,467	8,309,743
Seven & i Holdings Co., Ltd.	838,500	32,057,511
Seven Bank Ltd.	662,400	3,211,636
Sharp Corp. (a)(d)	1,683,675	3,574,950
Shikoku Electric Power Co., Inc. (a)	195,500	2,511,879
Shimadzu Corp.	263,000	2,840,510
Shimamura Co. Ltd.	24,600	2,383,398
SHIMANO, Inc.	87,700	13,196,238
SHIMIZU Corp.	660,416	4,709,173
Shin-Etsu Chemical Co., Ltd.	456,662	31,314,511
Shinsei Bank Ltd.	1,859,000	3,574,253
Shionogi & Co. Ltd.	330,991	9,725,671
Shiseido Co. Ltd.	398,450	6,973,083
Shizuoka Bank Ltd.	586,274	6,008,543
Common Stocks - continued
	Shares	Value
Japan - continued
Showa Shell Sekiyu K.K.	212,000	$ 2,030,947
SMC Corp.	61,071	16,987,566
SoftBank Corp.	1,068,930	66,017,770
Sony Corp.	1,276,585	36,068,688
Sony Financial Holdings, Inc.	192,200	2,911,318
Stanley Electric Co. Ltd.	159,825	3,783,694
Sumitomo Chemical Co. Ltd.	1,653,334	7,725,924
Sumitomo Corp.	1,247,442	13,712,738
Sumitomo Electric Industries Ltd.	840,306	10,895,002
Sumitomo Heavy Industries Ltd.	606,822	3,769,018
Sumitomo Metal Mining Co. Ltd.	583,065	9,204,750
Sumitomo Mitsui Financial Group, Inc.	1,416,900	56,454,360
Sumitomo Mitsui Trust Holdings, Inc.	3,682,722	15,300,492
Sumitomo Realty & Development Co. Ltd.	396,000	13,608,828
Sumitomo Rubber Industries Ltd.	190,400	3,291,513
Suntory Beverage & Food Ltd.	155,400	5,832,777
Suzuken Co. Ltd.	77,360	2,441,246
Suzuki Motor Corp.	404,700	12,788,013
Sysmex Corp.	161,000	8,640,502
T&D Holdings, Inc.	643,600	8,358,057
Taiheiyo Cement Corp.	1,300,000	4,346,917
Taisei Corp.	1,139,594	6,878,051
Taisho Pharmaceutical Holdings Co. Ltd.	35,757	2,433,120
Taiyo Nippon Sanso Corp. (d)	164,000	2,529,404
Takashimaya Co. Ltd.	295,000	2,757,032
Takeda Pharmaceutical Co. Ltd.	879,742	45,029,553
TDK Corp.	136,725	9,623,611
Teijin Ltd.	1,039,341	3,518,772
Terumo Corp.	338,724	9,344,110
The Chugoku Bank Ltd.	179,400	2,760,923
The Hachijuni Bank Ltd.	449,000	3,359,289
The Suruga Bank Ltd.	201,700	4,238,861
THK Co. Ltd.	127,000	3,059,678
Tobu Railway Co. Ltd.	1,131,297	5,617,475
Toho Co. Ltd.	125,954	3,058,695
Toho Gas Co. Ltd.	447,000	2,514,784
Tohoku Electric Power Co., Inc.	502,290	5,882,619
Tokio Marine Holdings, Inc.	770,700	28,028,676
Tokyo Electric Power Co., Inc. (a)	1,621,718	6,358,084
Tokyo Electron Ltd.	191,318	14,424,774
Tokyo Gas Co. Ltd.	2,582,395	15,719,959
Tokyo Tatemono Co. Ltd.	462,000	3,437,241
Tokyu Corp.	1,264,954	8,575,780
Tokyu Fudosan Holdings Corp.	525,800	3,591,044
TonenGeneral Sekiyu K.K.	321,856	3,040,312
Toppan Printing Co. Ltd.	614,013	4,403,955
Toray Industries, Inc.	1,637,883	13,597,338
Toshiba Corp.	4,464,880	18,452,971
Toto Ltd.	313,185	4,356,446
Toyo Seikan Group Holdings Ltd.	177,300	2,429,214
Toyo Suisan Kaisha Ltd.	98,100	3,501,668
Toyoda Gosei Co. Ltd.	70,100	1,549,378

	Shares	Value
Toyota Industries Corp.	181,086	$ 10,218,019
Toyota Motor Corp.	3,040,751	205,537,193
Toyota Motor Corp. sponsored ADR (d)	830	112,357
Toyota Tsusho Corp.	237,000	6,567,649
Trend Micro, Inc.	117,000	3,980,690
Unicharm Corp.	414,540	11,468,507
United Urban Investment Corp.	2,794	4,535,798
USS Co. Ltd.	243,900	4,310,174
West Japan Railway Co.	182,800	10,415,589
Yahoo! Japan Corp.	1,588,300	6,386,393
Yakult Honsha Co. Ltd.	97,966	6,207,584
Yamada Denki Co. Ltd. (d)	968,050	4,199,941
Yamaguchi Financial Group, Inc.	232,000	2,728,727
Yamaha Corp.	185,343	3,139,017
Yamaha Motor Co. Ltd.	296,000	7,353,914
Yamato Holdings Co. Ltd.	403,032	9,433,560
Yamato Kogyo Co. Ltd.	42,800	1,153,856
Yamazaki Baking Co. Ltd.	120,000	1,996,238
Yaskawa Electric Corp.	255,800	3,571,043
Yokogawa Electric Corp.	234,700	2,487,771
Yokohama Rubber Co. Ltd.	226,000	2,297,312
TOTAL JAPAN		3,191,113,930
Luxembourg - 0.4%
Altice SA	95,924	9,564,328
ArcelorMittal SA (Netherlands)	1,110,814	12,135,206
Millicom International Cellular SA (depository receipt)	73,824	5,153,601
RTL Group SA	43,398	4,297,961
SES SA (France) (depositary receipt)	336,151	11,586,029
Subsea 7 SA	313,829	3,111,251
Tenaris SA	530,018	7,563,092
TOTAL LUXEMBOURG		53,411,468
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	65
Mauritius - 0.0%
Golden Agri-Resources Ltd.	7,859,680	2,335,672
Netherlands - 3.1%
AEGON NV	2,035,002	15,742,090
Airbus Group NV	654,313	40,359,751
Akzo Nobel NV	270,036	20,065,003
ASML Holding NV (Netherlands)	397,597	42,859,368
CNH Industrial NV	1,055,695	8,742,179
Delta Lloyd NV	221,236	4,015,653
Fiat Chrysler Automobiles NV (a)	1,000,292	15,436,206
Gemalto NV (d)	88,632	7,194,781
Heineken Holding NV	112,791	7,847,021
Heineken NV (Bearer)	256,798	20,069,907
ING Groep NV (Certificaten Van Aandelen) (a)(d)	4,290,261	63,638,291
Koninklijke Ahold NV	1,001,099	18,781,491
Koninklijke Boskalis Westminster NV	94,795	4,404,986
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke KPN NV	3,557,035	$ 12,124,053
Koninklijke Philips Electronics NV	1,063,840	31,805,208
NN Group NV	174,975	5,004,796
OCI NV (a)	94,490	4,012,796
QIAGEN NV (a)	260,181	6,543,721
Randstad Holding NV	140,648	8,286,696
Reed Elsevier NV	777,966	19,289,557
Royal DSM NV	190,999	10,665,498
STMicroelectronics NV	701,305	6,244,528
TNT Express NV	484,405	2,960,263
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,812,056	78,749,678
Vopak NV	78,614	4,134,731
Wolters Kluwer NV	333,848	10,828,582
TOTAL NETHERLANDS		469,806,834
New Zealand - 0.1%
Auckland International Airport Ltd.	1,050,868	3,457,713
Contact Energy Ltd.	412,952	1,930,366
Fletcher Building Ltd.	761,453	4,976,321
Meridian Energy Ltd.	1,373,345	2,254,192
Mighty River Power Ltd.	777,868	2,012,257
Ryman Healthcare Group Ltd.	416,732	2,562,707
Spark New Zealand Ltd.	2,025,145	5,009,050
TOTAL NEW ZEALAND		22,202,606
Norway - 0.6%
DNB ASA	1,082,903	17,629,196
Gjensidige Forsikring ASA	222,216	3,872,667
Norsk Hydro ASA	1,496,230	8,548,715
Orkla ASA	901,299	7,077,726
Statoil ASA	1,244,060	23,369,834
Telenor ASA	837,577	16,803,875
Yara International ASA	200,341	11,028,353
TOTAL NORWAY		88,330,366
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)(d)	39,151,096	3,645,161
Banco Espirito Santo SA (Reg.) (a)	2,598,658	29
Energias de Portugal SA	2,561,630	10,107,604
Galp Energia SGPS SA Class B	425,126	4,997,620
Jeronimo Martins SGPS SA	281,276	3,325,460
TOTAL PORTUGAL		22,075,874
Singapore - 1.3%
Ascendas Real Estate Investment Trust	2,254,183	4,085,433
CapitaCommercial Trust (REIT)	2,331,000	3,018,832
CapitaLand Ltd.	2,847,437	7,500,678
CapitaMall Trust	2,686,200	4,158,845
City Developments Ltd.	452,000	3,392,861
ComfortDelgro Corp. Ltd.	2,245,784	4,844,704
DBS Group Holdings Ltd.	1,950,745	28,011,945

	Shares	Value
Global Logistic Properties Ltd.	3,509,000	$ 6,668,606
Hutchison Port Holdings Trust	6,316,000	4,389,620
Jardine Cycle & Carriage Ltd.	118,267	3,705,471
Keppel Corp. Ltd.	1,622,400	10,416,407
Keppel Land Ltd.	796,000	2,651,678
Oversea-Chinese Banking Corp. Ltd.	3,324,118	25,561,695
Sembcorp Industries Ltd.	1,083,130	3,361,808
Sembcorp Marine Ltd.	950,800	2,085,990
Singapore Airlines Ltd.	572,425	5,040,247
Singapore Exchange Ltd.	898,000	5,389,911
Singapore Press Holdings Ltd.	1,786,021	5,359,963
Singapore Technologies Engineering Ltd.	1,752,161	4,512,665
Singapore Telecommunications Ltd.	8,888,827	27,523,829
StarHub Ltd.	681,000	2,143,662
Suntec (REIT)	2,634,000	3,778,457
United Overseas Bank Ltd.	1,438,189	24,345,321
UOL Group Ltd.	534,356	3,077,884
Wilmar International Ltd.	2,149,000	5,108,970
Yangzijiang Shipbuilding Holdings Ltd.	2,097,000	1,884,892
TOTAL SINGAPORE		202,020,374
Spain - 3.4%
Abertis Infraestructuras SA	447,710	8,742,622
ACS Actividades de Construccion y Servicios SA	195,363	7,262,588
Aena SA	65,000	6,041,639
Amadeus IT Holding SA Class A	474,072	19,549,304
Banco Bilbao Vizcaya Argentaria SA	6,934,135	69,368,522
Banco de Sabadell SA (d)	3,790,821	10,414,400
Banco Popular Espanol SA (d)	1,999,771	9,206,489
Banco Santander SA (Spain)	15,660,688	114,504,988
Bankia SA (a)	5,145,037	7,473,305
Bankinter SA	748,206	5,851,749
Criteria CaixaCorp SA	2,536,455	11,779,443
Distribuidora Internacional de Alimentacion SA	692,019	5,268,269
Enagas SA	224,163	6,878,296
Endesa SA	350,000	7,077,432
Ferrovial SA	463,044	9,814,128
Gas Natural SDG SA	391,204	9,453,791
Grifols SA	166,456	6,753,313
Iberdrola SA (d)	5,737,210	39,208,313
Inditex SA	1,213,002	38,122,857
International Consolidated Airlines Group SA (a)	340,298	3,045,341
International Consolidated Airlines Group SA CDI (a)	777,807	6,964,741
MAPFRE SA (Reg.)	1,084,033	3,807,881
Red Electrica Corporacion SA	120,380	10,256,914
Repsol YPF SA	1,163,202	22,486,543
Telefonica SA	4,686,620	72,807,459
Zardoya Otis SA	194,180	2,348,982
TOTAL SPAIN		514,489,309
Common Stocks - continued
	Shares	Value
Sweden - 3.1%
Alfa Laval AB	347,487	$ 6,977,249
ASSA ABLOY AB (B Shares)	371,659	22,312,022
Atlas Copco AB:
(A Shares)	745,599	24,048,407
(B Shares)	435,647	12,964,378
Boliden AB	301,138	6,097,169
Electrolux AB (B Shares)	268,403	8,766,479
Elekta AB (B Shares) (d)	406,541	4,244,860
Getinge AB (B Shares)	224,428	6,204,948
H&M Hennes & Mauritz AB (B Shares)	1,056,758	46,113,537
Hakon Invest AB	86,051	3,070,670
Hexagon AB (B Shares)	284,477	10,274,202
Husqvarna AB (B Shares)	455,300	3,563,431
Industrivarden AB (C Shares)	183,892	3,537,997
Investment AB Kinnevik (B Shares)	261,805	8,814,761
Investor AB (B Shares)	506,574	20,154,803
Lundin Petroleum AB (a)(d)	239,513	3,530,784
Nordea Bank AB	3,379,666	45,605,425
Sandvik AB	1,185,008	13,304,156
Securitas AB (B Shares)	341,785	4,866,244
Skandinaviska Enskilda Banken AB (A Shares)	1,693,432	21,368,483
Skanska AB (B Shares)	421,014	10,498,838
SKF AB (B Shares)	441,202	11,113,401
Svenska Cellulosa AB (SCA) (B Shares)	653,449	16,255,886
Svenska Handelsbanken AB (A Shares)	555,986	28,009,370
Swedbank AB (A Shares)	1,008,246	26,243,179
Swedish Match Co. AB	224,189	7,064,226
Tele2 AB (B Shares)	351,041	4,120,111
Telefonaktiebolaget LM Ericsson (B Shares)	3,386,258	43,730,401
TeliaSonera AB	2,850,758	18,105,750
Volvo AB (B Shares)	1,709,663	20,629,975
TOTAL SWEDEN		461,591,142
Switzerland - 9.0%
ABB Ltd. (Reg.)	2,446,922	52,435,223
Actelion Ltd.	113,665	13,603,793
Adecco SA (Reg.)	188,835	14,855,641
Aryzta AG	97,601	7,801,118
Baloise Holdings AG	52,623	6,844,550
Barry Callebaut AG	2,413	2,501,967
Coca-Cola HBC AG	223,073	4,001,826
Compagnie Financiere Richemont SA Series A	581,014	51,194,426
Credit Suisse Group AG	1,699,383	41,451,102
Ems-Chemie Holding AG	9,131	4,013,100
Geberit AG (Reg.)	41,795	14,888,112
Givaudan SA	10,259	19,703,392
Holcim Ltd. (Reg.)	254,940	19,668,366
Julius Baer Group Ltd.	249,390	11,512,722
Kuehne & Nagel International AG	60,093	8,749,052
Lindt & Spruengli AG	114	7,428,206

	Shares	Value
Lindt & Spruengli AG (participation certificate)	1,055	$ 5,804,243
Lonza Group AG	58,909	7,260,510
Nestle SA	3,588,883	280,484,829
Novartis AG	2,559,059	261,725,455
Pargesa Holding SA	34,046	2,562,333
Partners Group Holding AG	19,423	5,964,319
Roche Holding AG (participation certificate)	781,671	212,997,149
Schindler Holding AG:
(participation certificate)	50,458	8,325,424
(Reg.)	21,868	3,550,812
SGS SA (Reg.)	6,089	12,320,429
Sika AG (Bearer)	2,380	8,408,077
Sonova Holding AG Class B	59,671	8,268,253
Sulzer AG (Reg.)	26,460	3,216,777
Swatch Group AG (Bearer)	34,765	15,844,540
Swatch Group AG (Bearer) (Reg.)	53,907	4,746,937
Swiss Life Holding AG	35,628	8,457,142
Swiss Prime Site AG	63,555	5,786,515
Swiss Re Ltd.	391,978	36,038,047
Swisscom AG	25,858	14,822,885
Syngenta AG (Switzerland)	103,490	36,571,163
Transocean Ltd. (Switzerland) (d)	401,680	6,433,790
UBS Group AG	4,063,571	71,395,410
Zurich Insurance Group AG	166,295	53,166,954
TOTAL SWITZERLAND		1,354,804,589
United Kingdom - 18.8%
3i Group PLC	1,073,383	8,179,655
Aberdeen Asset Management PLC	1,019,313	7,374,201
Admiral Group PLC	215,075	4,897,642
Aggreko PLC	279,349	7,366,142
Amec Foster Wheeler PLC	427,233	5,807,634
Anglo American PLC (United Kingdom)	1,554,275	28,973,143
Antofagasta PLC	442,981	5,245,484
ARM Holdings PLC	1,562,564	27,806,979
Ashtead Group PLC	558,938	10,268,706
Associated British Foods PLC	396,913	19,149,192
AstraZeneca PLC (United Kingdom)	1,404,427	96,784,427
Aviva PLC	3,279,245	27,147,551
Babcock International Group PLC	380,486	5,932,874
BAE Systems PLC	3,510,830	28,835,437
Barclays PLC	18,265,010	72,326,367
BG Group PLC	3,796,178	55,889,875
BHP Billiton PLC	2,348,999	58,625,004
BP PLC	20,501,766	141,190,089
British American Tobacco PLC (United Kingdom)	2,073,613	120,895,842
British Land Co. PLC	1,069,636	13,681,497
BT Group PLC	9,053,522	63,477,069
Bunzl PLC	368,207	10,777,933
Burberry Group PLC	491,701	14,210,588
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Capita Group PLC	732,083	$ 13,427,089
Carnival PLC	204,197	9,192,183
Carphone Warehouse Group PLC	1,080,682	7,351,018
Centrica PLC	5,591,033	21,087,283
Cobham PLC	1,266,919	6,675,599
Compass Group PLC	1,862,014	33,116,202
Croda International PLC	151,047	6,363,862
Diageo PLC	2,795,283	83,437,059
Direct Line Insurance Group PLC	1,671,175	8,447,063
easyJet PLC	170,845	4,568,307
Fresnillo PLC	248,725	3,152,591
G4S PLC (United Kingdom)	1,696,827	7,806,546
GKN PLC	1,816,795	10,243,345
GlaxoSmithKline PLC	5,390,548	127,817,133
GlaxoSmithKline PLC sponsored ADR (d)	2,239	106,173
Hammerson PLC	866,828	9,039,895
Hargreaves Lansdown PLC	265,091	4,624,646
HSBC Holdings PLC (United Kingdom)	21,305,194	189,918,504
ICAP PLC	605,529	5,010,774
IMI PLC	302,352	6,446,317
Imperial Tobacco Group PLC	1,064,250	52,462,343
Inmarsat PLC	471,706	6,379,411
InterContinental Hotel Group PLC	261,837	10,682,075
Intertek Group PLC	180,725	7,059,011
Intu Properties PLC	1,017,539	5,553,229
Investec PLC	612,274	5,463,598
ITV PLC	4,271,598	14,857,874
J Sainsbury PLC	1,390,504	5,836,958
Johnson Matthey PLC	227,090	11,951,712
Kingfisher PLC	2,644,861	14,913,405
Land Securities Group PLC	874,982	16,966,562
Legal & General Group PLC	6,601,374	28,485,330
Lloyds Banking Group PLC	63,507,252	77,360,182
London Stock Exchange Group PLC	250,080	9,574,933
Marks & Spencer Group PLC	1,811,665	14,079,267
Meggitt PLC	892,905	7,512,887
Melrose PLC	1,105,416	5,118,083
Merlin Entertainments PLC	557,555	3,624,750
National Grid PLC	4,192,676	57,350,164
Next PLC	170,751	19,757,864
Old Mutual PLC	5,466,383	18,996,809
Pearson PLC	913,467	19,985,090
Persimmon PLC	339,416	9,243,490
Prudential PLC	2,848,947	71,497,897
Prudential PLC ADR (d)	2,253	113,303
Reckitt Benckiser Group PLC	722,750	65,236,750
Reed Elsevier PLC	1,269,008	21,850,339
Rexam PLC	785,660	6,743,953
Rio Tinto PLC	1,415,151	69,646,046
Rolls-Royce Group PLC	2,098,867	30,750,787
Royal & Sun Alliance Insurance Group PLC	1,127,383	7,465,048

	Shares	Value
Royal Bank of Scotland Group PLC (a)	2,817,501	$ 15,924,348
Royal Dutch Shell PLC:
Class A (Netherlands)	194,232	6,341,771
Class A (United Kingdom)	4,191,254	136,544,741
Class B (United Kingdom)	2,716,582	92,075,345
Royal Mail PLC	726,381	4,714,464
SABMiller PLC	1,075,727	61,032,972
Sage Group PLC	1,201,046	8,983,768
Schroders PLC	137,800	6,541,833
Scottish & Southern Energy PLC	1,084,488	26,336,531
Segro PLC	828,626	5,507,276
Severn Trent PLC	265,890	8,337,139
Sky PLC	1,152,976	17,737,919
Smith & Nephew PLC	994,277	18,202,840
Smiths Group PLC	436,890	7,790,390
Sports Direct International PLC (a)	299,983	3,195,588
Standard Chartered PLC (United Kingdom)	2,747,750	42,039,348
Standard Life PLC	2,665,963	17,525,276
Tate & Lyle PLC	521,790	4,797,143
Tesco PLC	9,035,868	34,205,149
The Weir Group PLC	236,044	6,209,658
Travis Perkins PLC	272,784	8,490,134
Tullow Oil PLC	1,009,755	6,037,659
Unilever PLC	1,427,648	62,968,867
United Utilities Group PLC	758,512	11,077,932
Vodafone Group PLC	29,329,238	101,517,621
Vodafone Group PLC sponsored ADR	14,727	508,965
Whitbread PLC	201,734	16,366,542
William Hill PLC	971,572	5,665,354
WM Morrison Supermarkets PLC	2,330,757	7,041,950
TOTAL UNITED KINGDOM		2,832,912,593
TOTAL COMMON STOCKS (Cost $13,367,484,859)		14,603,877,993
Nonconvertible Preferred Stocks - 0.9%

France - 0.2%
Air Liquide SA	277,582	36,685,183
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	60,644	5,863,421
FUCHS PETROLUB AG	76,054	3,173,260
Henkel AG & Co. KGaA	198,326	23,492,001
Porsche Automobil Holding SE (Germany)	169,962	15,738,717
Volkswagen AG	181,174	45,718,493
TOTAL GERMANY		93,985,892
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	6,746,287	$ 6,619,828
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $90,443,732)		137,290,903
Government Obligations - 0.2%
	Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase:
0% 2/4/16	$ 3,000,000	2,994,492
0.05% to 0.1% 3/5/15 to 6/25/15 (e)	15,000,000	14,999,344
TOTAL GOVERNMENT OBLIGATIONS (Cost $17,992,701)		17,993,836
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	308,692,075	308,692,075
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	175,147,070	175,147,070
TOTAL MONEY MARKET FUNDS (Cost $483,839,145)		483,839,145
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $13,959,760,437)	15,243,001,877
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(173,231,756)
NET ASSETS - 100%	$ 15,069,770,121
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
95 ASX SPI 200 Index Contracts (Australia)	March 2015	$ 10,975,349	$ 1,368,157
11 CME S&P 500 Index Contracts (United States)	March 2015	5,782,700	262,028
30 CME NIKKEI 225 Index Contracts (Japan)	March 2015	2,365,517	125,393
11 Eurex Dax Index Contracts (Germany)	March 2015	3,503,452	422,431
670 Eurex Euro Stoxx 50 Index Contracts (Germany)	March 2015	26,916,510	3,868,594
60 Euronext CAC 40 Index Contracts (France)	March 2015	3,324,586	119,757
278 FTSE 100 Index Contracts (United Kingdom)	March 2015	29,699,969	2,377,230
29 HKFE Hang Seng Index Contracts (Hong Kong)	March 2015	4,635,408	72,799
2,199 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2015	206,189,235	3,902,465
225 OMX Stockholm 30 Index Contracts (Sweden)	March 2015	4,546,150	124,279
43 SGX MSCI Index Contracts (Singapore)	March 2015	2,410,537	(29,202)
223 TSE TOPIX Index Contracts (Japan)	March 2015	28,437,743	1,714,104
TOTAL EQUITY INDEX CONTRACTS		$ 328,787,156	$ 14,328,035

The face value of futures purchased as a percentage of net assets is 2.1%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $257,951,212.
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
3/13/15	JPY	Goldman Sachs Bank USA	Buy	190,000,000	$ 1,597,968	$ (9,435)
3/13/15	JPY	Goldman Sachs Bank USA	Buy	215,000,000	1,801,590	(4,039)
3/13/15	JPY	Goldman Sachs Bank USA	Buy	325,000,000	2,757,837	(40,608)
3/13/15	JPY	Goldman Sachs Bank USA	Buy	2,713,000,000	22,743,660	(61,075)
3/20/15	AUD	Goldman Sachs Bank USA	Buy	350,000	272,354	828
3/20/15	AUD	Goldman Sachs Bank USA	Buy	800,000	647,880	(23,465)
3/20/15	AUD	Goldman Sachs Bank USA	Buy	1,000,000	767,180	13,339
3/20/15	AUD	Goldman Sachs Bank USA	Buy	5,800,000	4,745,096	(218,087)
3/20/15	AUD	Goldman Sachs Bank USA	Buy	6,000,000	4,929,120	(246,007)
3/20/15	EUR	Goldman Sachs Bank USA	Buy	1,500,000	1,705,950	(27,001)
3/20/15	EUR	Goldman Sachs Bank USA	Buy	1,500,000	1,840,950	(162,001)
3/20/15	EUR	Goldman Sachs Bank USA	Buy	10,000,000	12,411,620	(1,218,627)
3/20/15	EUR	Goldman Sachs Bank USA	Buy	16,500,000	20,675,061	(2,206,622)
3/20/15	GBP	Goldman Sachs Bank USA	Buy	300,000	462,432	661
3/20/15	GBP	Goldman Sachs Bank USA	Buy	500,000	781,300	(9,478)
3/20/15	GBP	Goldman Sachs Bank USA	Buy	1,500,000	2,270,738	44,727
3/20/15	GBP	Goldman Sachs Bank USA	Buy	8,000,000	12,538,280	(189,135)
3/20/15	GBP	Goldman Sachs Bank USA	Buy	8,800,000	13,853,092	(269,032)
3/20/15	SEK	Goldman Sachs Bank USA	Buy	2,700,000	320,855	3,065
3/20/15	SEK	Goldman Sachs Bank USA	Buy	5,100,000	660,591	(48,742)
3/20/15	SEK	Goldman Sachs Bank USA	Buy	10,000,000	1,327,702	(127,998)
3/20/15	SEK	Goldman Sachs Bank USA	Buy	19,400,000	2,545,504	(218,079)
						$ (5,016,811)
* Amount in U.S. Dollars unless otherwise noted

For the period, the average contract value for forward foreign currency contracts was $111,172,063. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,999,344.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 226,955
Fidelity Securities Lending Cash Central Fund	3,159,976
Total	$ 3,386,931
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,918,297,329	$ 1,349,524,776	$ 568,772,553	$ -
Consumer Staples	1,617,595,563	717,024,050	900,571,513	-
Energy	805,146,384	161,395,299	643,751,085	-
Financials	3,784,212,219	2,491,324,158	1,292,887,963	98
Health Care	1,635,305,132	559,853,016	1,075,452,116	-
Industrials	1,869,365,676	1,623,999,648	245,366,028	-
Information Technology	696,789,965	399,682,369	297,107,596	-
Materials	1,134,664,974	801,785,447	332,879,527	-
Telecommunication Services	739,533,168	243,694,328	495,838,840	-
Utilities	540,258,486	473,825,232	66,433,254	-
Government Obligations	17,993,836	-	17,993,836	-
Money Market Funds	483,839,145	483,839,145	-	-
Total Investments in Securities:	$ 15,243,001,877	$ 9,305,947,468	$ 5,937,054,311	$ 98
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 62,620	$ -	$ 62,620	$ -
Futures Contracts	14,357,237	14,357,237	-	-
Total Assets	$ 14,419,857	$ 14,357,237	$ 62,620	$ -
Liabilities
Forward Foreign Currency Contracts	$ (5,079,431)	$ -	$ (5,079,431)	$ -
Futures Contracts	(29,202)	(29,202)	-	-
Total Liabilities	$ (5,108,633)	$ (29,202)	$ (5,079,431)	$ -
Total Derivative Instruments:	$ 9,311,224	$ 14,328,035	$ (5,016,811)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 328,220,349
Level 2 to Level 1	$ 1,414,332,965
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 14,357,237	$ (29,202)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	62,620	(5,079,431)
Total Value of Derivatives	$ 14,419,857	$ (5,108,633)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $166,125,391) - See accompanying schedule: Unaffiliated issuers (cost $13,475,921,292)	$ 14,759,162,732
Fidelity Central Funds (cost $483,839,145)	483,839,145
Total Investments (cost $13,959,760,437)		$ 15,243,001,877
Segregated cash with brokers for derivative instruments		1,092,834
Cash		759
Foreign currency held at value (cost $8,630,469)		8,658,396
Receivable for investments sold		1,229,406
Unrealized appreciation on foreign currency contracts		62,620
Receivable for fund shares sold		22,357,863
Dividends receivable		40,446,793
Distributions receivable from Fidelity Central Funds		193,029
Receivable for daily variation margin for derivative instruments		204,631
Receivable from investment adviser for expense reductions		406,517
Other receivables		5,291
Total assets		15,317,660,016

Liabilities
Payable for investments purchased	$ 34,883,093
Unrealized depreciation on foreign currency contracts	5,079,431
Payable for fund shares redeemed	30,832,585
Accrued management fee	731,449
Other affiliated payables	1,154,769
Other payables and accrued expenses	61,498
Collateral on securities loaned, at value	175,147,070
Total liabilities		247,889,895

Net Assets		$ 15,069,770,121
Net Assets consist of:
Paid in capital		$ 14,488,211,870
Undistributed net investment income		6,672,387
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(715,985,593)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,290,871,457
Net Assets		$ 15,069,770,121

Statement of Assets and Liabilities - continued

February 28, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($2,972,697,716 ÷ 74,780,975 shares)	$ 39.75

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($8,304,964,004 ÷ 208,898,408 shares)	$ 39.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,994,854,079 ÷ 50,172,047 shares)	$ 39.76

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,797,254,322 ÷ 45,204,260 shares)	$ 39.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 447,774,807
Interest		224,664
Income from Fidelity Central Funds (including $3,159,976 from security lending)		3,386,931
Income before foreign taxes withheld		451,386,402
Less foreign taxes withheld		(31,305,272)
Total income		420,081,130

Expenses
Management fee	$ 8,314,751
Transfer agent fees	13,165,157
Independent compensation	55,791
Miscellaneous	20,694
Total expenses before reductions	21,556,393
Expense reductions	(4,566,939)	16,989,454
Net investment income (loss)		403,091,676
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(35,610,372)
Foreign currency transactions	(12,945,380)
Futures contracts	6,313,999
Total net realized gain (loss)		(42,241,753)
Change in net unrealized appreciation (depreciation) on: Investment securities	(358,306,912)
Assets and liabilities in foreign currencies	(9,382,146)
Futures contracts	11,118,428
Total change in net unrealized appreciation (depreciation)		(356,570,630)
Net gain (loss)		(398,812,383)
Net increase in net assets resulting from operations		$ 4,279,293

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 403,091,676	$ 410,785,775
Net realized gain (loss)	(42,241,753)	(14,214,095)
Change in net unrealized appreciation (depreciation)	(356,570,630)	1,674,640,181
Net in net assets resulting from operations	4,279,293	2,071,211,861
Distributions to from net investment income	(455,386,903)	(295,551,780)
Distributions to from net realized gain	-	(11,664,541)
Total distributions	(455,386,903)	(307,216,321)
Share transactions - net increase (decrease)	2,430,773,213	1,293,577,160
Redemption fees	729,567	896,226
Total increase (decrease) in net assets	1,980,395,170	3,058,468,926

Net Assets
Beginning of period	13,089,374,951	10,030,906,025
End of period (including undistributed net investment income of $6,672,387 and undistributed net investment income of $87,257,584, respectively)	$ 15,069,770,121	$ 13,089,374,951

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 41.19	$ 35.31	$ 33.06	$ 37.29	$ 31.74
Income from Investment Operations
Net investment income (loss) B	1.13	1.35E	1.03	1.19	.94
Net realized and unrealized gain (loss)	(1.31)	5.53	2.23	(4.28)	5.45
Total from investment operations	(.18)	6.88	3.26	(3.09)	6.39
Distributions from net investment income	(1.26)	(.96)	(.97)	(1.12)	(.81)
Distributions from net realized gain	-	(.04)	(.04)	(.02)	(.03)
Total distributions	(1.26)	(1.00)	(1.01)	(1.14)	(.84)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 39.75	$ 41.19	$ 35.31	$ 33.06	$ 37.29
Total ReturnA	(.29)%	19.66%	10.01%	(7.92)%	20.34%
Ratios to Average Net Assets C, F
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.11%	.10%
Expenses net of all reductions	.20%	.20%	.20%	.11%	.10%
Net investment income (loss)	2.83%	3.52% E	3.16%	3.54%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,972,698	$ 2,640,165	$ 2,282,743	$ 3,424,239	$ 6,932,647
Portfolio turnover rateD	1%	2%	1%	9%	1%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 41.20	$ 35.31	$ 33.07	$ 37.29	$ 31.74
Income from Investment Operations
Net investment income (loss) B	1.17	1.38E	1.06	1.20	.96
Net realized and unrealized gain (loss)	(1.32)	5.54	2.22	(4.28)	5.44
Total from investment operations	(.15)	6.92	3.28	(3.08)	6.40
Distributions from net investment income	(1.29)	(.99)	(1.00)	(1.12)	(.82)
Distributions from net realized gain	-	(.04)	(.04)	(.02)	(.03)
Total distributions	(1.29)	(1.03)	(1.04)	(1.14)	(.85)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 39.76	$ 41.20	$ 35.31	$ 33.07	$ 37.29
Total ReturnA	(.21)%	19.79%	10.07%	(7.87)%	20.38%
Ratios to Average Net Assets C, F
Expenses before reductions	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.07%	.07%
Expenses net of all reductions	.12%	.12%	.12%	.07%	.07%
Net investment income (loss)	2.91%	3.60% E	3.24%	3.57%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,304,964	$ 7,201,814	$ 5,322,884	$ 3,476,600	$ 3,062,970
Portfolio turnover rateD	1%	2%	1%	9%	1%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2015	2014	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 41.20	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	1.18	1.40G	1.07	.32
Net realized and unrealized gain (loss)	(1.31)	5.54	2.22	2.48
Total from investment operations	(.13)	6.94	3.29	2.80
Distributions from net investment income	(1.31)	(1.01)	(1.01)	(1.02)
Distributions from net realized gain	-	(.04)	(.04)	-
Total distributions	(1.31)	(1.05)	(1.05)	(1.02)
Redemption fees added to paid in capital D, K	-	-	-	-
Net asset value, end of period	$ 39.76	$ 41.20	$ 35.31	$ 33.07
Total Return B, C	(.16)%	19.85%	10.12%	9.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.10% M	.10% M	.10% M	.10%A, M
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%	.07%	.07%	.07%A
Net investment income (loss)	2.96%	3.65% G	3.29%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,994,854	$ 1,595,562	$ 1,269,545	$ 860,659
Portfolio turnover rateF	1%	2%	1%	9% L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LAmount not annualized. MAmount represents .095%.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2015	2014	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 41.20	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	1.19	1.41G	1.08	.32
Net realized and unrealized gain (loss)	(1.32)	5.53	2.22	2.48
Total from investment operations	(.13)	6.94	3.30	2.80
Distributions from net investment income	(1.31)	(1.01)	(1.02)	(1.02)
Distributions from net realized gain	-	(.04)	(.04)	-
Total distributions	(1.31)	(1.05)	(1.06)	(1.02)
Redemption fees added to paid in capital D, K	-	-	-	-
Net asset value, end of period	$ 39.76	$ 41.20	$ 35.31	$ 33.07
Total Return B, C	(.15)%	19.86%	10.13%	9.45%
Ratios to Average Net Assets E, I
Expenses before reductions	.08% M	.08% M	.08% M	.08%A, M
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%A
Expenses net of all reductions	.06%	.06%	.06%	.06%A
Net investment income (loss)	2.97%	3.66% G	3.30%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,797,254	$ 1,651,834	$ 1,155,733	$ 958,101
Portfolio turnover rateF	1%	2%	1%	9% L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LAmount not annualized. MAmount represents .075%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Extended Market Index	$ 15,098,479,814	$ 5,738,594,925	$ (1,113,535,865)	$ 4,625,059,060
Spartan International Index	14,041,793,019	3,250,554,511	(2,049,345,653)	1,201,208,858

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 37,055,168	$ 183,642,830	$ -	$ 4,625,059,060
Spartan International Index	1,655,525	-	(623,023,920)	1,202,926,747

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	(119,933,607)	(148,608,684)	(49,793,394)	(318,335,685)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Spartan International Index	(14,725,344)	(289,962,891)	(304,688,235)	(623,023,920)

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 28, 2015
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 271,680,384	$ 338,253,674	$ 609,934,058
Spartan International Index	455,386,903	-	455,386,903
February 28, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 164,440,567	$ 210,951,340	$ 375,391,907
Spartan International Index	307,216,321	-	307,216,321

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to.75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 6,871,920	$ (6,418,788)
Totals (a)	$ 6,871,920	$ (6,418,788)
Spartan International Index
Equity Risk
Futures Contracts	$ 6,313,999	$ 11,118,428
Foreign Exchange Risk
Forward Foreign Currency Contracts	(8,673,748)	(6,534,367)
Totals (a)	$ (2,359,749)	$ 4,584,061

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representation of volume of activity during the period for Spartan Extended Market Index. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	2,321,008,558	1,098,016,641
Spartan International Index	2,384,041,411	121,162,567

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%
Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 752,661
Fidelity Advantage Class	1,244,266
Fidelity Advantage Institutional Class	48,764
$ 2,045,691
Spartan International Index
Investor Class	$ 3,894,163
Fidelity Advantage Class	8,409,655
Institutional Class	606,645
Fidelity Advantage Institutional Class	254,694
$ 13,165,157

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 22,050
Spartan International Index	20,694

During the period, the Funds did not borrow on this line of credit.

Annual Report

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 53,003
Spartan International Index
Fidelity Advantage Class	.12%	3,861,387
Institutional Class	.07%	442,527
Fidelity Advantage Institutional Class	.06%	262,017

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Extended Market Index	$ 1,082
Spartan International Index	1,006

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 909
Spartan International Index	2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2015	2014
Spartan Extended Market Index
From net investment income
Investor Class	$ 23,752,681	$ 16,621,797
Fidelity Advantage Class	163,631,397	112,997,472
Fidelity Advantage Institutional Class	6,258,081	835,637
Total	$ 193,642,159	$ 130,454,906

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Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended February 28,	2015	2014
Spartan Extended Market Index
From net realized gain
Investor Class	$ 52,141,822	$ 31,841,694
Fidelity Advantage Class	352,024,209	211,703,785
Fidelity Advantage Institutional Class	12,125,868	1,391,522
Total	$ 416,291,899	$ 244,937,001
Spartan International Index
From net investment income
Investor Class	$ 89,642,464	$ 58,011,983
Fidelity Advantage Class	249,759,829	160,441,037
Institutional Class	60,453,779	37,902,014
Fidelity Advantage Institutional Class	55,530,831	39,196,746
Total	$ 455,386,903	$ 295,551,780
From net realized gain
Investor Class	$ -	$ 2,366,597
Fidelity Advantage Class	-	6,326,343
Institutional Class	-	1,463,888
Fidelity Advantage Institutional Class	-	1,507,713
Total	$ -	$ 11,664,541

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
Spartan Extended Market Index
Investor Class
Shares sold	10,120,043	19,932,366	$ 549,617,843	$ 967,050,540
Reinvestment of distributions	1,386,862	950,199	74,343,690	47,450,450
Shares redeemed	(9,403,900)	(10,812,918)	(515,022,951)	(534,857,352)
Net increase (decrease)	2,103,005	10,069,647	$ 108,938,582	$ 479,643,638
Fidelity Advantage Class
Shares sold	59,205,212	84,733,601	$ 3,230,782,675	$ 4,185,536,521
Reinvestment of distributions	9,243,745	6,264,021	495,373,702	312,421,897
Shares redeemed	(57,851,731)	(35,284,757)	(3,152,807,384)	(1,747,457,820)
Net increase (decrease)	10,597,226	55,712,865	$ 573,348,993	$ 2,750,500,598
Fidelity Advantage Institutional Class
Shares sold	13,365,402	1,794,400	$ 731,714,410	$ 94,062,308
Reinvestment of distributions	341,391	43,657	18,383,949	2,227,159
Shares redeemed	(2,294,908)	(111,385)	(124,843,110)	(5,860,887)
Net increase (decrease)	11,411,885	1,726,672	$ 625,255,249	$ 90,428,580
Spartan International Index
Investor Class
Shares sold	21,944,365	20,112,329	$ 874,869,887	$ 772,478,855
Reinvestment of distributions	2,309,004	1,523,594	87,873,135	58,871,715
Shares redeemed	(13,565,036)	(22,200,847)	(536,843,768)	(857,809,530)
Net increase (decrease)	10,688,333	(564,924)	$ 425,899,254	$ (26,458,960)
Fidelity Advantage Class
Shares sold	61,902,007	53,596,060	$ 2,459,259,650	$ 2,066,510,885
Reinvestment of distributions	5,988,253	3,892,047	227,934,673	150,388,696
Shares redeemed	(33,806,199)	(33,423,301)	(1,335,982,994)	(1,274,395,424)
Net increase (decrease)	34,084,061	24,064,806	$ 1,351,211,329	$ 942,504,157

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
Spartan International Index
Institutional Class
Shares sold	20,249,316	12,102,316	$ 805,338,043	$ 463,354,188
Reinvestment of distributions	1,589,444	1,018,728	60,450,959	39,363,642
Shares redeemed	(10,392,571)	(10,345,415)	(411,389,900)	(398,770,131)
Net increase (decrease)	11,446,189	2,775,629	$ 454,399,102	$ 103,947,699
Fidelity Advantage Institutional Class
Shares sold	11,678,633	14,681,068	$ 466,418,098	$ 551,158,148
Reinvestment of distributions	1,457,622	1,053,409	55,529,913	40,703,723
Shares redeemed	(8,025,060)	(8,369,672)	(322,684,483)	(318,277,607)
Net increase (decrease)	5,111,195	7,364,805	$ 199,263,528	$ 273,584,264

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 27, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 174 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and FMR Investment Management (U.K.) Limited (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, FMR Investment Management (U.K.) Limited, Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Investor Class	4/13/15	4/10/15	$0.15900	$0.000
Fidelity Advantage Class	4/13/15	4/10/15	$0.16744	$0.000
Spartan Extended Market Index Fund
Investor Class	4/13/15	4/10/15	$0.11600	$0.642
Fidelity Advantage Class	4/13/15	4/10/15	$0.12081	$0.642
Spartan International Index Fund
Investor Class	4/13/15	4/10/15	$0.00000	$0.000
Fidelity Advantage Class	4/13/15	4/10/15	$0.00728	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Extended Market Index Fund	$381,283,672

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	April 2014	December 2014
Spartan Total Market Index Fund
Investor Class	100%	96%
Fidelity Advantage Class	100%	93%
Spartan Extended Market Index Fund
Investor Class	16%	55%
Fidelity Advantage Class	16%	54%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2014	December 2014
Spartan Total Market Index Fund
Investor Class	100%	100%
Fidelity Advantage Class	100%	98%
Spartan Extended Market Index Fund
Investor Class	20%	56%
Fidelity Advantage Class	20%	55%
Spartan International Index Fund
Investor Class	100%	84%
Fidelity Advantage Class	100%	83%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Investor Class	04/14/14	$0.2757	$0.0087
	12/22/14	$1.0185	$0.0667
Fidelity Advantage Class	04/14/14	$0.2847	$0.0087
	12/22/14	$1.0399	$0.0667

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service
SIF-UANNPRO-0415
1.790918.111

Contents Shareholder Expense Example Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Shareholder Expense Example Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Institutional Class
Fidelity Advantage® Institutional Class

Annual Report

(Fidelity Cover Art)

February 28, 2015

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Investor Class	.100%
Actual		$ 1,000.00	$ 1,059.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 1,059.40	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,059.30	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Fidelity Advantage Institutional Class	.035%
Actual		$ 1,000.00	$ 1,059.50	$ .18
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .18
Class F	.035%
Actual		$ 1,000.00	$ 1,059.40	$ .18
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Past 10 years
Spartan® Total Market Index Fund - Institutional ClassA	14.01%	16.35%	8.44%
Spartan Total Market Index Fund - Fidelity Advantage® Institutional ClassB	14.04%	16.36%	8.44%

A The initial offering of Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011, are those of Fidelity Advantage Class. Returns prior to October 14, 2005, are those of Investor Class, the original class of the fund.

B The initial offering of Fidelity Advantage® Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011, are those of Fidelity Advantage Class. Returns prior to October 14, 2005, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund - Institutional Class on February 28, 2005. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.
Annual Report

Spartan® Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near its all-time high for the 12 months ending February 28, 2015, supported by low interest rates and the relative strength of the U.S. economy and dollar. The large-cap S&P 500® Index returned 15.51%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 16.58%, while the small-cap Russell 2000® Index returned 5.63%, rallying from early-period weakness amid growth and valuation worries. Among S&P 500® sectors, all except one notched a double-digit gain, led by health care (+24%), information technology (+22%) and consumer staples (+22%). Energy (-7%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning midyear and attributed to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about economic growth and Ebola, as well as unrest in Syria, Iraq and Ukraine. Nevertheless, the index finished the period well above its mid-October nadir, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate, and consumer confidence that declined only slightly from its 11-year high reached in January.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 14.01% and 14.04%, respectively, in line with the 14.00% advance of its benchmark, the Dow Jones U.S. Total Stock Market IndexSM. Apple, the largest position in the index and fund, was the biggest individual contributor by a huge margin. This well-known maker of mobile devices and personal computers continued to generate financial results well beyond analysts' expectations. Also within information technology, semiconductor manufacturer Intel benefited from increased optimism about the prospects for chipmakers, as well as better-than-anticipated quarterly profits. Software maker Microsoft and network communications gear maker Cisco Systems were other meaningful contributors within this sector. In financials, Berkshire Hathaway, an insurance-focused conglomerate led by famed investor Warren Buffett, added value, as did bank stock Wells Fargo. Many of the fund's biggest detractors were energy stocks hurt by a sharply falling oil price, including energy producers Exxon Mobil, Occidental Petroleum and Chevron. Another meaningful detractor in this sector was oil-field services company Halliburton. A lower oil price, among other challenges, also weighed on mining- and-energy company Freeport-McMoRan. Elsewhere, the biggest individual detractor was Internet search giant Google, whose earnings repeatedly lagged analysts' expectations due to rising expenses coupled with a more challenging environment for its core advertising business.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.2	2.8
Exxon Mobil Corp.	1.6	1.9
Microsoft Corp.	1.6	1.5
Johnson & Johnson	1.2	1.3
Berkshire Hathaway, Inc. Class B	1.2	1.1
General Electric Co.	1.1	1.2
Wells Fargo & Co.	1.1	1.1
Procter & Gamble Co.	1.0	1.0
JPMorgan Chase & Co.	1.0	1.0
Pfizer, Inc.	0.9	0.8
	13.9
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	18.4
Financials	17.2	17.1
Health Care	14.2	13.2
Consumer Discretionary	13.1	12.5
Industrials	11.1	11.2
Consumer Staples	8.4	8.0
Energy	7.3	9.6
Materials	3.6	3.8
Utilities	3.0	3.0
Telecommunication Services	2.1	2.1

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	93,804	$ 2,337,596
Autoliv, Inc. (d)	118,893	13,375,463
BorgWarner, Inc.	281,937	17,327,848
Clean Diesel Technologies, Inc. (a)(d)	42,378	86,451
Cooper Tire & Rubber Co.	72,740	2,768,484
Cooper-Standard Holding, Inc. (a)	18,059	978,978
Dana Holding Corp.	208,374	4,552,972
Delphi Automotive PLC	368,663	29,065,391
Dorman Products, Inc. (a)(d)	40,228	1,774,457
Drew Industries, Inc. (a)	31,215	1,841,373
Federal-Mogul Corp. Class A (a)	65,766	859,562
Fox Factory Holding Corp. (a)	22,891	341,076
Fuel Systems Solutions, Inc. (a)(d)	20,668	224,041
Gentex Corp.	379,939	6,694,525
Gentherm, Inc. (a)	41,178	1,912,718
Jason Industries, Inc. (a)	13,118	93,794
Johnson Controls, Inc.	837,993	42,578,424
Lear Corp.	96,143	10,471,896
Modine Manufacturing Co. (a)	62,657	812,035
Motorcar Parts of America, Inc. (a)	20,115	528,019
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	28,606	88,679
Remy International, Inc.	45,626	1,043,467
Shiloh Industries, Inc. (a)	7,922	98,312
Spartan Motors, Inc.	44,931	223,756
Standard Motor Products, Inc.	27,135	1,137,499
Stoneridge, Inc. (a)	33,804	390,436
Strattec Security Corp.	4,334	294,755
Superior Industries International, Inc. (d)	32,436	629,907
Sypris Solutions, Inc.	16,848	42,120
Tenneco, Inc. (a)	73,068	4,255,480
The Goodyear Tire & Rubber Co.	346,413	9,259,619
Tower International, Inc. (a)	19,656	532,088
TRW Automotive Holdings Corp. (a)	139,093	14,499,054
UQM Technologies, Inc. (a)(d)	38,648	40,967
Visteon Corp. (a)	54,951	5,524,224
		176,685,466
Automobiles - 0.6%
Ford Motor Co.	4,827,045	78,873,915
General Motors Co.	1,691,814	63,121,580
Harley-Davidson, Inc. (d)	269,511	17,132,814
Tesla Motors, Inc. (a)(d)	120,822	24,567,945
Thor Industries, Inc. (d)	55,365	3,413,806
Winnebago Industries, Inc. (d)	39,123	908,045
		188,018,105
Distributors - 0.1%
Core-Mark Holding Co., Inc.	26,901	1,891,678
Genuine Parts Co.	192,526	18,497,898
LKQ Corp. (a)	374,870	9,212,430
Pool Corp. (d)	56,544	3,911,148

	Shares	Value
VOXX International Corp. (a)(d)	18,073	$ 155,428
Weyco Group, Inc.	5,169	139,253
		33,807,835
Diversified Consumer Services - 0.2%
2U, Inc. (d)	6,579	121,580
American Public Education, Inc. (a)(d)	20,589	667,084
Apollo Education Group, Inc. Class A (non-vtg.) (a)	121,425	3,357,401
Ascent Capital Group, Inc. (a)(d)	16,905	743,313
Bridgepoint Education, Inc. (a)	9,049	91,576
Bright Horizons Family Solutions, Inc. (a)(d)	47,641	2,415,399
Capella Education Co.	13,812	895,294
Career Education Corp. (a)	70,894	378,574
Carriage Services, Inc.	15,957	366,851
Chegg, Inc. (a)(d)	67,008	544,105
Collectors Universe, Inc.	4,772	108,658
DeVry, Inc.	67,010	2,449,216
Graham Holdings Co.	5,627	5,550,360
Grand Canyon Education, Inc. (a)	62,360	2,859,830
H&R Block, Inc.	337,746	11,534,026
Houghton Mifflin Harcourt Co. (a)(d)	193,881	3,834,966
ITT Educational Services, Inc. (a)(d)	22,063	163,266
K12, Inc. (a)	35,687	604,181
Liberty Tax, Inc. (a)	2,034	57,806
LifeLock, Inc. (a)(d)	108,404	1,515,488
Lincoln Educational Services Corp.	15,671	45,759
National American University Holdings, Inc.	5,378	17,479
Regis Corp. (a)	52,945	849,238
Service Corp. International	256,776	6,380,884
ServiceMaster Global Holdings, Inc.	90,710	3,137,659
Sotheby's Class A (Ltd. vtg.) (d)	74,799	3,287,416
Steiner Leisure Ltd. (a)(d)	15,523	715,921
Strayer Education, Inc. (a)(d)	14,558	886,145
Universal Technical Institute, Inc.	29,419	289,483
Weight Watchers International, Inc. (a)(d)	34,295	388,562
		54,257,520
Hotels, Restaurants & Leisure - 2.0%
Ambassadors Group, Inc. (a)	24,177	59,717
ARAMARK Holdings Corp.	184,748	5,847,274
Belmond Ltd. Class A (a)	110,162	1,347,281
Biglari Holdings, Inc. (a)(d)	2,475	1,077,145
BJ's Restaurants, Inc. (a)(d)	35,904	1,874,907
Bloomin' Brands, Inc.	141,362	3,641,485
Bob Evans Farms, Inc.	27,901	1,634,441
Boyd Gaming Corp. (a)	92,406	1,276,127
Bravo Brio Restaurant Group, Inc. (a)	12,451	162,237
Brinker International, Inc.	84,914	5,048,986
Buffalo Wild Wings, Inc. (a)(d)	25,209	4,817,944
Caesars Entertainment Corp. (a)(d)	56,403	597,872
Carnival Corp. unit	566,794	24,933,268
Carrols Restaurant Group, Inc. (a)	34,793	273,125
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Century Casinos, Inc. (a)	28,742	$ 161,817
Chipotle Mexican Grill, Inc. (a)	38,660	25,707,740
Choice Hotels International, Inc. (d)	44,031	2,794,648
Churchill Downs, Inc.	15,167	1,665,943
Chuy's Holdings, Inc. (a)(d)	19,492	437,985
ClubCorp Holdings, Inc.	34,731	618,212
Cosi, Inc. (a)(d)	30,434	81,867
Cracker Barrel Old Country Store, Inc. (d)	30,571	4,617,138
Darden Restaurants, Inc.	168,973	10,814,272
Dave & Buster's Entertainment, Inc.	14,744	460,013
Del Frisco's Restaurant Group, Inc. (a)	28,720	576,985
Denny's Corp. (a)	93,175	1,072,444
Diamond Resorts International, Inc. (a)(d)	93,410	3,236,657
DineEquity, Inc.	19,807	2,149,654
Domino's Pizza, Inc.	66,862	6,788,499
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,719
Dover Motorsports, Inc.	9,993	24,983
Dunkin' Brands Group, Inc.	131,377	6,156,326
El Pollo Loco Holdings, Inc. (a)(d)	17,802	437,751
Eldorado Resorts, Inc. (a)	8,529	39,233
Empire Resorts, Inc. (a)(d)	20,107	107,975
Entertainment Gaming Asia, Inc.	2,061	3,627
Extended Stay America, Inc. unit	66,841	1,290,031
Famous Dave's of America, Inc. (a)(d)	7,623	234,179
Fiesta Restaurant Group, Inc. (a)(d)	33,170	2,156,382
Frisch's Restaurants, Inc.	500	14,040
Hilton Worldwide Holdings, Inc. (a)	513,282	14,510,482
Hyatt Hotels Corp. Class A (a)	74,342	4,500,665
Ignite Restaurant Group, Inc. (a)	4,841	34,516
International Game Technology	302,223	5,391,658
International Speedway Corp. Class A (d)	32,760	1,016,543
Interval Leisure Group, Inc. (d)	46,155	1,246,185
Intrawest Resorts Holdings, Inc.	22,150	209,096
Isle of Capri Casinos, Inc. (a)	20,657	257,593
Jack in the Box, Inc.	48,147	4,655,333
Jamba, Inc. (a)(d)	19,136	289,719
Kona Grill, Inc. (a)(d)	8,466	207,078
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,787,582
La Quinta Holdings, Inc.	72,875	1,618,554
Lakes Entertainment, Inc. (a)	1,436	12,206
Las Vegas Sands Corp.	461,553	26,262,366
Life Time Fitness, Inc. (a)(d)	49,894	2,883,873
Luby's, Inc. (a)	14,614	81,838
Marcus Corp.	22,859	445,522
Marriott International, Inc. Class A	264,168	21,952,361
Marriott Vacations Worldwide Corp.	38,724	2,945,347
McDonald's Corp.	1,221,095	120,766,296
MGM Mirage, Inc. (a)	443,377	9,634,582
Monarch Casino & Resort, Inc. (a)	11,528	209,810

	Shares	Value
Morgans Hotel Group Co. (a)	27,678	$ 214,781
Nathan's Famous, Inc. (a)	3,561	291,147
Noodles & Co. (a)(d)	16,951	309,017
Norwegian Cruise Line Holdings Ltd. (a)	125,047	6,167,318
Panera Bread Co. Class A (a)(d)	31,690	5,115,717
Papa John's International, Inc.	38,520	2,382,077
Penn National Gaming, Inc. (a)(d)	107,531	1,751,680
Pinnacle Entertainment, Inc. (a)(d)	74,176	1,909,290
Popeyes Louisiana Kitchen, Inc. (a)	27,974	1,678,720
Potbelly Corp. (a)(d)	17,598	236,517
Premier Exhibitions, Inc. (a)	7,733	2,784
Rave Restaurant Group, Inc. (a)(d)	9,079	118,209
RCI Hospitality Holdings, Inc. (a)	5,726	59,837
Red Lion Hotels Corp. (a)	3,129	21,277
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,764,472
Royal Caribbean Cruises Ltd.	209,761	16,029,936
Ruby Tuesday, Inc. (a)(d)	88,086	579,606
Ruth's Hospitality Group, Inc.	33,916	517,558
Scientific Games Corp. Class A (a)(d)	70,193	948,307
SeaWorld Entertainment, Inc. (d)	80,309	1,504,991
Six Flags Entertainment Corp.	119,451	5,409,936
Sonic Corp.	105,686	3,359,758
Speedway Motorsports, Inc.	16,331	387,371
Starbucks Corp.	937,768	87,667,241
Starwood Hotels & Resorts Worldwide, Inc.	220,579	17,719,111
Texas Roadhouse, Inc. Class A (d)	84,910	3,196,012
The Cheesecake Factory, Inc.	58,805	2,794,414
Town Sports International Holdings, Inc.	13,107	90,700
Vail Resorts, Inc.	44,936	3,945,830
Wendy's Co.	318,091	3,527,629
Wyndham Worldwide Corp.	153,410	14,033,947
Wynn Resorts Ltd.	100,688	14,348,040
Yum! Brands, Inc.	545,294	44,228,796
Zoe's Kitchen, Inc. (d)	18,893	648,219
		588,121,379
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	9,782	251,495
Beazer Homes U.S.A., Inc. (a)(d)	40,506	690,222
Blyth, Inc.	16,038	118,040
Cavco Industries, Inc. (a)(d)	9,813	703,200
Comstock Holding Companies, Inc. Class A (a)	10,474	10,160
CSS Industries, Inc.	16,118	465,810
D.R. Horton, Inc.	411,845	11,247,487
Dixie Group, Inc. (a)(d)	6,244	55,072
Emerson Radio Corp. (a)	23,724	31,790
Ethan Allen Interiors, Inc. (d)	36,464	978,329
Flexsteel Industries, Inc.	6,435	192,085
Garmin Ltd.	150,776	7,483,013
GoPro, Inc. Class A (d)	33,208	1,394,072
Green Brick Partners, Inc. (a)(d)	8,033	65,469
Harman International Industries, Inc.	85,581	11,809,322
Helen of Troy Ltd. (a)	38,566	2,954,927
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Hooker Furniture Corp.	13,495	$ 248,983
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	662,590
Installed Building Products, Inc. (a)(d)	16,619	289,835
iRobot Corp. (a)(d)	34,979	1,149,060
Jarden Corp. (a)	219,750	11,662,133
KB Home	99,983	1,394,763
Koss Corp.	2,669	5,685
La-Z-Boy, Inc.	61,531	1,535,198
Leggett & Platt, Inc.	173,875	7,833,069
Lennar Corp. Class A (d)	218,422	10,966,969
LGI Homes, Inc. (a)(d)	15,810	223,870
Libbey, Inc.	27,649	1,051,491
Lifetime Brands, Inc.	10,885	174,269
M.D.C. Holdings, Inc. (d)	36,801	1,000,251
M/I Homes, Inc. (a)(d)	24,871	541,442
Meritage Homes Corp. (a)(d)	46,552	2,072,030
Mohawk Industries, Inc. (a)	81,448	15,014,939
NACCO Industries, Inc. Class A	6,219	347,331
New Home Co. LLC (a)(d)	11,951	173,529
Newell Rubbermaid, Inc.	337,039	13,242,262
NVR, Inc. (a)(d)	5,106	6,801,192
PulteGroup, Inc.	423,741	9,559,597
Ryland Group, Inc. (d)	55,709	2,534,760
Skullcandy, Inc. (a)(d)	12,653	131,718
Skyline Corp. (a)	21,741	78,485
Standard Pacific Corp. (a)(d)	260,082	2,273,117
Stanley Furniture Co., Inc. (a)	5,699	18,978
Taylor Morrison Home Corp. (a)	40,708	784,850
Tempur Sealy International, Inc. (a)	74,635	4,292,259
Toll Brothers, Inc. (a)(d)	207,192	7,937,526
TRI Pointe Homes, Inc. (a)	170,220	2,703,094
Tupperware Brands Corp.	65,324	4,664,134
Turtle Beach Corp. (a)(d)	6,672	15,746
UCP, Inc. (a)	9,479	86,259
Universal Electronics, Inc. (a)	17,819	1,006,952
WCI Communities, Inc. (a)(d)	12,892	308,377
Whirlpool Corp.	98,925	20,967,154
William Lyon Homes, Inc. (a)(d)	19,764	448,445
Zagg, Inc. (a)	27,405	211,019
		172,863,854
Internet & Catalog Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	393,994
Amazon.com, Inc. (a)	477,405	181,490,285
Blue Nile, Inc. (a)(d)	17,894	536,462
EVINE Live, Inc. (a)	41,726	264,126
Expedia, Inc.	124,332	11,407,461
FTD Companies, Inc. (a)(d)	25,393	883,676
Gaiam, Inc. Class A (a)	12,609	80,572
Geeknet, Inc. (a)	2,810	20,344
Groupon, Inc. Class A (a)(d)	528,507	4,323,187

	Shares	Value
HSN, Inc.	40,566	$ 2,741,045
Lands' End, Inc. (a)(d)	17,098	626,984
Liberty Interactive Corp.:
(Venture Group) Series A (a)	170,861	6,865,195
Series A (a)	594,036	17,541,883
Liberty TripAdvisor Holdings, Inc. (a)	92,302	3,048,735
Netflix, Inc. (a)	75,574	35,890,848
NutriSystem, Inc. (d)	26,922	463,328
Orbitz Worldwide, Inc. (a)	134,938	1,562,582
Overstock.com, Inc. (a)	16,325	370,904
PetMed Express, Inc. (d)	32,292	496,974
Priceline Group, Inc. (a)	65,628	81,213,337
Shutterfly, Inc. (a)	48,378	2,322,628
Travelport Worldwide Ltd. (d)	47,899	763,510
TripAdvisor, Inc. (a)	138,736	12,382,188
U.S. Auto Parts Network, Inc. (a)	5,048	14,033
Wayfair LLC Class A (d)	16,136	376,776
zulily, Inc. Class A (a)(d)	24,900	348,849
		366,429,906
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	682,458
Black Diamond, Inc. (a)(d)	20,004	145,029
Brunswick Corp.	120,580	6,540,259
Callaway Golf Co.	101,218	909,950
Escalade, Inc.	7,022	108,841
Hasbro, Inc. (d)	143,066	8,915,158
JAKKS Pacific, Inc. (a)(d)	19,661	130,942
Johnson Outdoors, Inc. Class A (d)	3,505	117,558
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	220,069
Malibu Boats, Inc. Class A (a)(d)	12,314	249,359
Marine Products Corp.	11,741	95,807
Mattel, Inc.	420,105	11,057,164
Nautilus, Inc. (a)	31,083	474,327
Polaris Industries, Inc.	74,931	11,489,170
Smith & Wesson Holding Corp. (a)(d)	80,794	1,093,143
Sturm, Ruger & Co., Inc. (d)	24,417	1,268,707
Summer Infant, Inc. (a)	32,605	89,012
Vista Outdoor, Inc. (a)	82,746	3,612,690
		47,199,643
Media - 3.5%
A.H. Belo Corp. Class A	22,177	192,718
AMC Entertainment Holdings, Inc. Class A	19,892	683,887
AMC Networks, Inc. Class A (a)(d)	71,600	5,156,632
Ballantyne of Omaha, Inc. (a)	17,964	81,197
Cablevision Systems Corp. - NY Group Class A (d)	270,372	5,077,586
Carmike Cinemas, Inc. (a)	27,589	862,156
CBS Corp. Class B	593,822	35,094,880
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	160,543
Charter Communications, Inc. Class A (a)	101,256	18,286,834
Cinedigm Corp. (a)	56,149	87,031
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark Holdings, Inc.	124,821	$ 5,082,711
Clear Channel Outdoor Holding, Inc. Class A (a)	47,329	461,931
Comcast Corp. Class A	3,235,858	192,145,248
Crown Media Holdings, Inc. Class A (a)	42,094	144,382
Cumulus Media, Inc. Class A (a)(d)	143,016	570,634
Dex Media, Inc. (a)(d)	8,222	55,499
DIRECTV (a)	628,601	55,694,049
Discovery Communications, Inc.:
Class A (a)(d)	247,368	7,989,986
Class C (non-vtg.) (a)	282,473	8,618,251
DISH Network Corp. Class A (a)	264,389	19,839,751
DreamWorks Animation SKG, Inc. Class A (a)(d)	90,531	1,938,269
E.W. Scripps Co. Class A (a)(d)	36,313	837,378
Emmis Communications Corp. Class A (a)(d)	7,973	17,142
Entercom Communications Corp. Class A (a)(d)	21,235	241,654
Entravision Communication Corp. Class A	63,982	438,917
Gannett Co., Inc.	281,910	9,979,614
Global Eagle Entertainment, Inc. (a)(d)	63,441	843,765
Gray Television, Inc. (a)(d)	54,130	592,182
Harte-Hanks, Inc.	45,482	352,486
Hemisphere Media Group, Inc. (a)(d)	3,383	42,558
Insignia Systems, Inc. (a)	5,038	15,265
Interpublic Group of Companies, Inc.	525,417	11,716,799
John Wiley & Sons, Inc. Class A	64,847	4,193,007
Journal Communications, Inc. Class A (a)	65,699	780,504
Lee Enterprises, Inc. (a)	58,988	177,554
Liberty Broadband Corp.:
Class A (a)	29,388	1,524,062
Class C (a)	99,103	5,159,302
Liberty Global PLC:
Class A (a)	312,866	16,913,536
Class C	756,346	39,458,571
Liberty Media Corp.:
Class A (a)	142,736	5,504,614
Class C (a)	235,108	9,075,169
Lions Gate Entertainment Corp. (d)	114,948	3,746,155
Live Nation Entertainment, Inc. (a)	175,329	4,486,669
Loral Space & Communications Ltd. (a)	17,760	1,263,269
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	185,676
Media General, Inc. (a)(d)	117,961	1,758,799
Meredith Corp.	48,888	2,622,352
Morningstar, Inc.	31,944	2,384,620
National CineMedia, Inc.	75,382	1,148,822
New Media Investment Group, Inc.	54,682	1,350,645
News Corp. Class A (a)	656,529	11,341,538

	Shares	Value
Nexstar Broadcasting Group, Inc. Class A	36,586	$ 1,995,035
Omnicom Group, Inc.	313,455	24,932,211
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	84,397
ReachLocal, Inc. (a)(d)	5,194	15,530
Reading International, Inc. Class A (a)	17,900	232,342
Regal Entertainment Group Class A	109,971	2,599,714
Rentrak Corp. (a)(d)	12,982	710,765
RLJ Entertainment, Inc. (a)	17,180	29,378
Saga Communications, Inc. Class A	3,882	155,202
Salem Communications Corp. Class A	1,732	12,834
Scholastic Corp. (d)	30,587	1,132,025
Scripps Networks Interactive, Inc. Class A	128,495	9,290,189
SFX Entertainment, Inc. (a)(d)	45,804	218,027
Sinclair Broadcast Group, Inc. Class A	88,523	2,430,842
Sirius XM Holdings, Inc. (a)	3,225,479	12,547,113
Sizmek, Inc. (a)	26,444	208,908
Spanish Broadcasting System, Inc. Class A (a)	698	2,604
Starz Series A (a)(d)	139,413	4,634,088
The Madison Square Garden Co. Class A (a)	76,074	5,960,398
The McClatchy Co. Class A (a)	60,729	140,891
The New York Times Co. Class A	162,888	2,278,803
The Walt Disney Co.	1,960,400	204,038,432
Time Warner Cable, Inc.	351,114	54,089,112
Time Warner, Inc.	1,053,109	86,207,503
Time, Inc.	144,432	3,423,038
Townsquare Media, Inc.	1,285	17,001
Tribune Publishing Co.	24,064	517,376
Twenty-First Century Fox, Inc. Class A	2,327,145	81,450,075
Viacom, Inc. Class B (non-vtg.)	463,269	32,401,034
World Wrestling Entertainment, Inc. Class A	44,310	728,456
		1,028,860,122
Multiline Retail - 0.7%
Big Lots, Inc. (d)	72,215	3,445,378
Burlington Stores, Inc. (a)	74,494	4,139,632
Dillard's, Inc. Class A (d)	32,687	4,254,540
Dollar General Corp. (a)	380,326	27,619,274
Dollar Tree, Inc. (a)	253,072	20,164,777
Family Dollar Stores, Inc.	117,091	9,219,745
Fred's, Inc. Class A	41,012	766,104
Gordmans Stores, Inc. (a)(d)	10,233	40,216
JC Penney Corp., Inc. (a)(d)	382,282	3,249,397
Kohl's Corp. (d)	253,260	18,690,588
Macy's, Inc.	435,168	27,728,905
Nordstrom, Inc.	179,776	14,459,384
Sears Holdings Corp. (a)(d)	64,162	2,412,491
Target Corp.	800,021	61,465,613
The Bon-Ton Stores, Inc. (d)	19,775	109,751
Tuesday Morning Corp. (a)(d)	61,992	1,176,608
		198,942,403
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.5%
Aarons, Inc. Class A	97,238	$ 2,898,665
Abercrombie & Fitch Co. Class A	93,188	2,305,471
Advance Auto Parts, Inc.	91,142	14,120,630
Aeropostale, Inc. (a)	110,952	447,137
America's Car Mart, Inc. (a)(d)	10,422	554,503
American Eagle Outfitters, Inc.	220,321	3,298,205
ANN, Inc. (a)	54,843	1,969,412
Asbury Automotive Group, Inc. (a)	40,476	3,184,247
Ascena Retail Group, Inc. (a)	155,242	2,080,243
AutoNation, Inc. (a)	105,216	6,470,784
AutoZone, Inc. (a)	39,774	25,561,954
Barnes & Noble, Inc. (a)(d)	47,734	1,188,577
bebe stores, Inc.	66,951	246,380
Bed Bath & Beyond, Inc. (a)	229,458	17,131,334
Best Buy Co., Inc.	363,514	13,849,883
Big 5 Sporting Goods Corp.	16,237	207,509
Books-A-Million, Inc. (a)	4,414	11,300
Boot Barn Holdings, Inc.	5,572	137,127
Brown Shoe Co., Inc.	56,993	1,709,790
Build-A-Bear Workshop, Inc. (a)(d)	15,205	329,492
Cabela's, Inc. Class A (a)	59,969	3,264,712
CarMax, Inc. (a)(d)	269,269	18,070,643
Chico's FAS, Inc.	193,672	3,530,641
Christopher & Banks Corp. (a)	57,707	288,535
Citi Trends, Inc. (a)	14,433	384,639
Conn's, Inc. (a)(d)	31,322	809,674
CST Brands, Inc.	95,189	3,962,718
Destination Maternity Corp.	22,235	364,209
Destination XL Group, Inc. (a)(d)	42,389	200,076
Dick's Sporting Goods, Inc.	122,121	6,605,525
DSW, Inc. Class A	85,923	3,238,438
Express, Inc. (a)	106,219	1,467,947
Finish Line, Inc. Class A	58,534	1,432,912
Five Below, Inc. (a)(d)	68,254	2,166,041
Foot Locker, Inc.	173,316	9,735,160
Francesca's Holdings Corp. (a)	57,702	864,953
GameStop Corp. Class A (d)	133,177	4,923,554
Gap, Inc.	336,570	14,001,312
Genesco, Inc. (a)(d)	32,141	2,360,114
GNC Holdings, Inc.	113,411	5,453,935
Group 1 Automotive, Inc.	26,617	2,165,027
Guess?, Inc. (d)	92,962	1,683,542
Haverty Furniture Companies, Inc.	22,550	519,778
hhgregg, Inc. (a)(d)	15,184	97,178
Hibbett Sports, Inc. (a)(d)	34,547	1,689,694
Home Depot, Inc.	1,655,628	189,983,313
Kirkland's, Inc. (a)	21,240	504,875
L Brands, Inc.	306,226	28,129,920
Lithia Motors, Inc. Class A (sub. vtg.)	27,731	2,619,470
Lowe's Companies, Inc.	1,220,350	90,415,732
Lumber Liquidators Holdings, Inc. (a)(d)	34,626	1,795,704

	Shares	Value
MarineMax, Inc. (a)(d)	36,815	$ 933,260
Mattress Firm Holding Corp. (a)(d)	21,081	1,284,044
Michaels Companies, Inc. (d)	61,364	1,730,465
Monro Muffler Brake, Inc. (d)	39,787	2,516,130
Murphy U.S.A., Inc. (a)(d)	55,943	3,971,394
New York & Co., Inc. (a)	19,427	43,516
O'Reilly Automotive, Inc. (a)	126,673	26,364,451
Office Depot, Inc. (a)	600,732	5,628,859
Outerwall, Inc.	30,388	1,960,634
Pacific Sunwear of California, Inc. (a)	60,120	167,735
Penske Automotive Group, Inc.	59,093	2,915,058
Perfumania Holdings, Inc. (a)	876	4,800
PetSmart, Inc.	121,222	10,050,516
Pier 1 Imports, Inc.	103,847	1,252,395
Rent-A-Center, Inc. (d)	68,968	1,903,517
Restoration Hardware Holdings, Inc. (a)(d)	47,520	4,186,512
Ross Stores, Inc.	262,253	27,748,990
Sally Beauty Holdings, Inc. (a)	197,231	6,611,183
Sears Hometown & Outlet Stores, Inc. (a)	10,000	132,900
Select Comfort Corp. (a)	68,724	2,206,040
Shoe Carnival, Inc.	21,330	523,438
Signet Jewelers Ltd.	100,339	12,028,639
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	998,993
Sportsman's Warehouse Holdings, Inc. (d)	17,732	130,508
Stage Stores, Inc.	38,699	828,933
Staples, Inc.	799,305	13,400,348
Stein Mart, Inc.	33,638	553,009
Systemax, Inc. (a)	10,113	121,659
The Buckle, Inc. (d)	31,903	1,604,721
The Cato Corp. Class A (sub. vtg.)	30,985	1,373,875
The Children's Place Retail Stores, Inc. (d)	27,695	1,578,338
The Container Store Group, Inc. (a)(d)	22,029	405,774
The Men's Wearhouse, Inc.	53,679	2,694,149
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	743,824
Tiffany & Co., Inc.	140,364	12,382,912
Tile Shop Holdings, Inc. (a)(d)	33,873	373,958
Tilly's, Inc. (a)	14,113	177,259
TJX Companies, Inc.	867,282	59,530,236
Tractor Supply Co. (d)	169,326	14,921,007
Trans World Entertainment Corp.	2,977	11,283
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	80,353	11,310,488
Urban Outfitters, Inc. (a)	121,487	4,733,134
Vitamin Shoppe, Inc. (a)(d)	37,155	1,575,372
West Marine, Inc. (a)	16,394	184,433
Williams-Sonoma, Inc.	104,808	8,431,804
Winmark Corp.	1,991	163,461
Zumiez, Inc. (a)(d)	31,066	1,205,982
		754,032,550
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)(d)	100,872	89,272
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Carter's, Inc.	67,895	$ 6,027,039
Cherokee, Inc.	20,319	370,822
Coach, Inc.	346,357	15,083,847
Columbia Sportswear Co.	34,426	1,924,069
Crocs, Inc. (a)(d)	99,425	1,108,589
Culp, Inc.	9,099	197,812
Deckers Outdoor Corp. (a)(d)	43,271	3,212,439
Delta Apparel, Inc. (a)	1,905	16,859
Fossil Group, Inc. (a)(d)	55,600	4,782,156
G-III Apparel Group Ltd. (a)(d)	25,118	2,643,167
Hanesbrands, Inc.	125,151	15,961,759
Iconix Brand Group, Inc. (a)(d)	61,164	2,065,508
Joe's Jeans, Inc. (a)	32,503	5,526
Kate Spade & Co. (a)(d)	155,696	5,363,727
Lakeland Industries, Inc. (a)(d)	3,598	35,656
lululemon athletica, Inc. (a)(d)	129,949	8,893,710
Michael Kors Holdings Ltd. (a)	258,141	17,401,285
Movado Group, Inc.	22,005	565,308
NIKE, Inc. Class B	878,365	85,306,809
Oxford Industries, Inc. (d)	16,560	911,297
Perry Ellis International, Inc. (a)(d)	15,961	376,680
PVH Corp.	103,657	11,042,580
Quiksilver, Inc. (a)(d)	190,833	400,749
Ralph Lauren Corp.	75,209	10,334,469
Rocky Brands, Inc.	8,326	165,521
Sequential Brands Group, Inc. (a)(d)	30,634	310,322
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	52,325	3,565,426
Steven Madden Ltd. (a)	86,611	3,162,168
Superior Uniform Group, Inc.	11,974	219,723
Tumi Holdings, Inc. (a)(d)	75,723	1,771,161
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	205,897	15,856,128
Unifi, Inc. (a)	18,843	609,006
Vera Bradley, Inc. (a)(d)	29,957	598,840
VF Corp.	434,300	33,293,438
Vince Holding Corp. (a)(d)	20,302	461,464
Wolverine World Wide, Inc. (d)	127,356	3,891,999
		258,026,330
TOTAL CONSUMER DISCRETIONARY		3,867,245,113
CONSUMER STAPLES - 8.4%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)(d)	11,423	3,056,795
Brown-Forman Corp. Class B (non-vtg.)	196,483	18,015,526
Castle Brands, Inc. (a)(d)	38,689	58,420
Coca-Cola Bottling Co. Consolidated	6,914	721,752
Coca-Cola Enterprises, Inc.	270,815	12,511,653
Constellation Brands, Inc. Class A (sub. vtg.) (a)	210,288	24,124,239

	Shares	Value
Craft Brew Alliance, Inc. (a)(d)	6,981	$ 87,263
Dr. Pepper Snapple Group, Inc.	240,160	18,922,206
MGP Ingredients, Inc.	14,349	223,701
Molson Coors Brewing Co. Class B	200,006	15,178,455
Monster Beverage Corp. (a)	180,959	25,536,934
National Beverage Corp. (a)	13,921	311,970
PepsiCo, Inc.	1,881,355	186,216,518
Primo Water Corp. (a)	8,907	36,341
REED'S, Inc. (a)	1,830	9,882
The Coca-Cola Co.	4,961,858	214,848,451
		519,860,106
Food & Staples Retailing - 2.1%
Andersons, Inc.	32,320	1,430,806
Casey's General Stores, Inc.	50,079	4,394,432
Chefs' Warehouse Holdings (a)(d)	22,894	463,832
Costco Wholesale Corp.	548,213	80,565,382
CVS Health Corp.	1,438,475	149,414,398
Diplomat Pharmacy, Inc.	21,752	652,560
Fairway Group Holdings Corp. (a)(d)	15,014	83,628
Fresh Market, Inc. (a)(d)	59,148	2,251,173
Ingles Markets, Inc. Class A (d)	19,385	838,207
Kroger Co.	605,767	43,100,322
Liberator Medical Holdings, Inc. (d)	55,593	212,921
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,082	355,815
Pantry, Inc. (a)	27,944	1,025,545
PriceSmart, Inc. (d)	26,710	2,121,842
Rite Aid Corp. (a)	1,130,516	9,021,518
Roundy's, Inc. (a)(d)	53,080	216,036
Smart & Final Stores, Inc.	20,123	303,052
SpartanNash Co.	50,930	1,352,192
Sprouts Farmers Market LLC (a)(d)	176,502	6,497,039
SUPERVALU, Inc. (a)	276,727	2,734,063
Sysco Corp.	730,600	28,486,094
United Natural Foods, Inc. (a)(d)	66,521	5,523,904
Village Super Market, Inc. Class A	6,879	190,067
Wal-Mart Stores, Inc.	1,989,892	167,011,636
Walgreens Boots Alliance, Inc.	1,095,598	91,022,282
Weis Markets, Inc.	16,523	779,390
Whole Foods Market, Inc.	451,182	25,487,271
		625,535,407
Food Products - 1.6%
Alico, Inc.	4,002	182,771
Archer Daniels Midland Co.	808,014	38,687,710
B&G Foods, Inc. Class A (d)	63,705	1,825,148
Boulder Brands, Inc. (a)(d)	68,009	701,173
Bunge Ltd.	184,392	15,079,578
Cal-Maine Foods, Inc. (d)	44,003	1,655,833
Calavo Growers, Inc. (d)	20,904	876,923
Campbell Soup Co. (d)	224,342	10,452,094
Coffee Holding Co., Inc. (a)	3,401	17,243
ConAgra Foods, Inc.	536,208	18,756,556
Darling International, Inc. (a)	198,455	3,457,086
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (d)	114,288	$ 1,842,323
Diamond Foods, Inc. (a)	29,572	796,965
Farmer Brothers Co. (a)(d)	6,937	168,084
Flowers Foods, Inc.	226,566	4,902,888
Fresh Del Monte Produce, Inc.	55,694	1,960,986
Freshpet, Inc. (d)	16,980	312,941
General Mills, Inc.	757,041	40,721,235
Hormel Foods Corp.	178,475	10,442,572
Ingredion, Inc.	91,194	7,497,059
Inventure Foods, Inc. (a)	20,016	201,961
J&J Snack Foods Corp.	19,285	1,951,449
John B. Sanfilippo & Son, Inc.	10,819	400,844
Kellogg Co.	320,110	20,640,693
Keurig Green Mountain, Inc.	153,069	19,528,543
Kraft Foods Group, Inc.	738,490	47,307,669
Lancaster Colony Corp.	25,658	2,345,141
Landec Corp. (a)(d)	25,874	361,201
Lifeway Foods, Inc. (a)	1,962	36,748
Limoneira Co. (d)	13,723	286,811
McCormick & Co., Inc. (non-vtg.)	167,367	12,616,124
Mead Johnson Nutrition Co. Class A	253,434	26,549,746
Mondelez International, Inc.	2,111,835	78,000,626
Omega Protein Corp. (a)	32,056	342,358
Pilgrims Pride Corp. (d)	80,459	2,206,990
Pinnacle Foods, Inc.	116,678	4,235,411
Post Holdings, Inc. (a)(d)	64,244	3,178,793
Sanderson Farms, Inc. (d)	25,904	2,207,280
Seaboard Corp. (a)(d)	372	1,491,720
Seneca Foods Corp. Class A (a)	7,029	190,064
Snyders-Lance, Inc.	71,200	2,196,520
The Hain Celestial Group, Inc. (a)(d)	125,045	7,819,064
The Hershey Co. (d)	183,909	19,086,076
The J.M. Smucker Co.	126,517	14,593,736
Tootsie Roll Industries, Inc. (d)	36,098	1,190,512
TreeHouse Foods, Inc. (a)(d)	53,288	4,452,745
Tyson Foods, Inc. Class A	365,189	15,085,958
WhiteWave Foods Co. (a)	218,645	8,953,513
		457,795,464
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	43,877	424,729
Church & Dwight Co., Inc.	170,767	14,539,102
Clorox Co.	160,037	17,386,420
Colgate-Palmolive Co.	1,074,844	76,120,452
Energizer Holdings, Inc.	78,749	10,538,979
Harbinger Group, Inc. (a)(d)	305,878	3,768,417
Kimberly-Clark Corp.	467,111	51,223,392
Oil-Dri Corp. of America	2,105	63,929
Orchids Paper Products Co.	5,202	146,592
Procter & Gamble Co.	3,397,895	289,262,801

	Shares	Value
Spectrum Brands Holdings, Inc.	29,166	$ 2,732,271
WD-40 Co.	17,410	1,413,692
		467,620,776
Personal Products - 0.1%
Avon Products, Inc.	550,478	4,684,568
Coty, Inc. Class A (d)	84,690	1,913,994
Cyanotech Corp. (a)(d)	2,300	18,400
Elizabeth Arden, Inc. (a)(d)	31,918	534,627
Estee Lauder Companies, Inc. Class A	277,005	22,900,003
Herbalife Ltd. (d)	90,139	2,795,210
Inter Parfums, Inc.	25,837	734,546
LifeVantage Corp. (a)	89,798	88,002
Mannatech, Inc. (a)	599	13,783
MediFast, Inc. (a)(d)	14,005	443,118
Nature's Sunshine Products, Inc.	6,985	91,154
Nu Skin Enterprises, Inc. Class A	81,268	4,403,100
Nutraceutical International Corp. (a)	7,518	123,145
Revlon, Inc. (a)	17,749	599,206
Rock Creek Pharmaceuticals, Inc. (a)(d)	176,304	22,038
Synutra International, Inc. (a)	5,995	33,992
The Female Health Co. (d)	11,731	40,707
USANA Health Sciences, Inc. (a)	12,622	1,262,326
		40,701,919
Tobacco - 1.2%
22nd Century Group, Inc. (a)	13,751	11,236
Alliance One International, Inc. (a)	89,449	84,977
Altria Group, Inc. (d)	2,478,537	139,516,848
Lorillard, Inc.	448,822	30,708,401
Philip Morris International, Inc. (d)	1,956,301	162,294,731
Reynolds American, Inc.	389,139	29,426,691
Universal Corp. (d)	28,408	1,361,027
Vector Group Ltd.	108,517	2,501,317
		365,905,228
TOTAL CONSUMER STAPLES		2,477,418,900
ENERGY - 7.3%
Energy Equipment & Services - 1.3%
Aspen Aerogels, Inc. (d)	9,858	78,174
Atwood Oceanics, Inc.	74,378	2,306,462
Baker Hughes, Inc.	543,778	33,991,563
Basic Energy Services, Inc. (a)(d)	48,473	360,639
Bristow Group, Inc.	42,605	2,638,954
C&J Energy Services, Inc. (a)(d)	59,040	804,715
Cameron International Corp. (a)	243,036	11,442,135
Carbo Ceramics, Inc. (d)	22,891	834,148
Core Laboratories NV (d)	55,249	6,072,970
Dawson Geophysical Co. (a)	19,080	99,979
Diamond Offshore Drilling, Inc. (d)	83,655	2,545,622
Dresser-Rand Group, Inc. (a)	96,832	7,881,156
Dril-Quip, Inc. (a)	48,739	3,541,376
ENGlobal Corp. (a)	5,637	9,583
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Ensco PLC Class A (d)	299,170	$ 7,320,690
Era Group, Inc. (a)(d)	30,759	678,544
Exterran Holdings, Inc.	90,110	2,925,872
FMC Technologies, Inc. (a)	291,614	11,644,147
FMSA Holdings, Inc. (d)	47,597	320,804
Forbes Energy Services Ltd. (a)	500	530
Forum Energy Technologies, Inc. (a)	82,786	1,616,811
Frank's International NV (d)	47,687	846,921
Geospace Technologies Corp. (a)(d)	13,736	255,902
GreenHunter Energy, Inc. (a)(d)	12,193	8,169
Gulf Island Fabrication, Inc.	17,861	286,312
Gulfmark Offshore, Inc. Class A	30,820	506,681
Halliburton Co.	1,063,027	45,646,379
Helix Energy Solutions Group, Inc. (a)(d)	125,576	1,938,893
Helmerich & Payne, Inc. (d)	136,407	9,147,453
Hercules Offshore, Inc. (a)(d)	189,533	85,290
Hornbeck Offshore Services, Inc. (a)(d)	41,835	872,678
Independence Contract Drilling, Inc. (d)	5,209	29,743
ION Geophysical Corp. (a)(d)	155,410	354,335
Key Energy Services, Inc. (a)(d)	163,573	335,325
Matrix Service Co. (a)	33,419	621,593
McDermott International, Inc. (a)(d)	280,872	702,180
Mitcham Industries, Inc. (a)(d)	23,287	146,941
Nabors Industries Ltd.	350,967	4,495,887
National Oilwell Varco, Inc.	542,190	29,468,027
Natural Gas Services Group, Inc. (a)	21,602	416,487
Newpark Resources, Inc. (a)(d)	122,453	1,159,630
Noble Corp. (d)	306,676	5,103,089
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	59,967
Oceaneering International, Inc.	135,665	7,397,812
Oil States International, Inc. (a)	62,779	2,729,631
Paragon Offshore PLC (d)	94,730	195,144
Parker Drilling Co. (a)(d)	145,338	449,094
Patterson-UTI Energy, Inc.	188,760	3,526,981
PHI, Inc. (non-vtg.) (a)	18,377	592,107
Pioneer Energy Services Corp. (a)	82,168	437,134
Profire Energy, Inc. (a)(d)	14,213	29,989
RigNet, Inc. (a)(d)	15,376	486,189
Rowan Companies PLC	158,021	3,414,834
RPC, Inc. (d)	78,821	1,059,354
Schlumberger Ltd.	1,617,693	136,145,043
SEACOR Holdings, Inc. (a)(d)	30,397	2,204,086
Seventy Seven Energy, Inc. (a)	41,378	198,614
Superior Energy Services, Inc.	184,941	4,138,980
Synthesis Energy Systems, Inc. (a)(d)	39,903	31,045
Tesco Corp.	53,676	570,576
TETRA Technologies, Inc. (a)(d)	113,155	675,535
Tidewater, Inc.	61,246	1,727,137
Transocean Ltd. (United States) (d)	419,314	6,763,535
U.S. Silica Holdings, Inc. (d)	67,342	2,182,554

	Shares	Value
Unit Corp. (a)	53,513	$ 1,634,287
Vantage Drilling Co. (a)(d)	203,586	75,327
Weatherford International Ltd. (a)(d)	963,827	12,230,965
Willbros Group, Inc. (a)	69,552	440,960
		388,939,669
Oil, Gas & Consumable Fuels - 6.0%
Abraxas Petroleum Corp. (a)(d)	126,005	384,315
Adams Resources & Energy, Inc.	2,090	139,779
Aemetis, Inc. (a)	10,055	44,644
Alon U.S.A. Energy, Inc.	48,399	674,682
Alpha Natural Resources, Inc. (a)(d)	236,910	300,876
American Eagle Energy Corp. (a)(d)	29,424	17,946
Amyris, Inc. (a)(d)	41,172	111,164
Anadarko Petroleum Corp.	635,516	53,529,513
Antero Resources Corp. (a)(d)	82,862	3,268,906
Apache Corp.	474,341	31,230,611
Approach Resources, Inc. (a)(d)	44,511	344,070
Arch Coal, Inc. (d)	262,754	344,208
Ardmore Shipping Corp. (d)	19,716	208,398
Barnwell Industries, Inc. (a)	2,847	6,577
Bill Barrett Corp. (a)(d)	57,665	578,957
Bonanza Creek Energy, Inc. (a)(d)	47,310	1,275,005
BPZ Energy, Inc. (a)(d)	134,116	32,067
Cabot Oil & Gas Corp.	521,122	15,112,538
California Resources Corp.	368,397	2,637,723
Callon Petroleum Co. (a)	103,916	760,665
Carrizo Oil & Gas, Inc. (a)	53,166	2,530,170
Ceres, Inc. (a)(d)	15,962	5,443
Cheniere Energy, Inc. (a)	276,961	22,331,365
Chesapeake Energy Corp.	651,871	10,873,208
Chevron Corp.	2,378,975	253,789,053
Cimarex Energy Co.	107,029	11,738,941
Clayton Williams Energy, Inc. (a)(d)	7,754	380,411
Clean Energy Fuels Corp. (a)(d)	142,581	856,912
Cloud Peak Energy, Inc. (a)(d)	86,697	718,718
Cobalt International Energy, Inc. (a)	401,284	4,109,148
Comstock Resources, Inc. (d)	50,200	261,040
Concho Resources, Inc. (a)(d)	141,487	15,410,764
ConocoPhillips Co.	1,547,933	100,925,232
CONSOL Energy, Inc. (d)	292,452	9,416,954
Contango Oil & Gas Co. (a)(d)	29,433	692,558
Continental Resources, Inc. (a)	114,814	5,108,075
CVR Energy, Inc. (d)	23,933	1,004,947
Dakota Plains Holdings, Inc. (a)	40,463	80,926
Delek U.S. Holdings, Inc.	69,372	2,586,188
Denbury Resources, Inc.	445,958	3,746,047
Devon Energy Corp.	483,274	29,764,846
DHT Holdings, Inc.	122,914	848,107
Diamondback Energy, Inc. (a)	70,937	5,051,424
Eclipse Resources Corp. (d)	76,688	549,853
Emerald Oil, Inc. (a)(d)	72,748	80,750
Energen Corp.	93,000	6,011,520
Energy XXI (Bermuda) Ltd. (d)	106,493	505,842
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	688,176	$ 61,743,151
EP Energy Corp. (a)(d)	48,938	550,553
EQT Corp.	190,065	15,169,088
Escalera Resources Co. (a)	1,282	782
Evolution Petroleum Corp.	25,148	171,509
EXCO Resources, Inc. (d)	234,793	493,065
Exxon Mobil Corp.	5,328,199	471,758,739
FX Energy, Inc. (a)(d)	98,760	193,570
Gastar Exploration, Inc. (a)	74,542	223,626
Gevo, Inc. (a)(d)	47,917	12,938
Goodrich Petroleum Corp. (a)(d)	42,255	189,302
Green Plains, Inc.	36,631	851,671
Gulfport Energy Corp. (a)	105,847	4,848,851
Halcon Resources Corp. (a)(d)	329,224	632,110
Hallador Energy Co.	13,491	169,177
Harvest Natural Resources, Inc. (a)(d)	51,649	29,698
Hess Corp.	315,050	23,653,954
HollyFrontier Corp.	242,581	10,671,138
Houston American Energy Corp. (a)	36,485	8,337
Hyperdynamics Corp. (a)(d)	33,521	21,453
Isramco, Inc. (a)	123	15,129
Jones Energy, Inc. (a)(d)	15,152	129,398
Kinder Morgan, Inc.	2,138,794	87,711,942
Kosmos Energy Ltd. (a)	171,095	1,536,433
Laredo Petroleum Holdings, Inc. (a)(d)	148,885	1,776,198
Lilis Energy, Inc. (a)	8,026	8,106
Lucas Energy, Inc. (a)(d)	9,400	2,350
Magellan Petroleum Corp. (a)	35,895	29,434
Magnum Hunter Resources Corp. (a)(d)	211,007	557,058
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	174
Marathon Oil Corp.	845,147	23,545,795
Marathon Petroleum Corp. (d)	351,211	36,877,155
Matador Resources Co. (a)(d)	83,293	1,804,126
Memorial Resource Development Corp.	96,320	1,975,523
Midstates Petroleum Co., Inc. (a)(d)	32,166	34,418
Miller Energy Resources, Inc. (a)(d)	32,422	54,793
Murphy Oil Corp.	207,359	10,552,500
Newfield Exploration Co. (a)	165,966	5,481,857
Noble Energy, Inc.	451,376	21,318,488
Northern Oil & Gas, Inc. (a)(d)	93,777	808,358
Oasis Petroleum, Inc. (a)(d)	127,141	1,821,931
Occidental Petroleum Corp.	974,785	75,916,256
ONEOK, Inc. (d)	256,811	11,366,455
Pacific Ethanol, Inc. (a)(d)	20,096	184,481
Panhandle Royalty Co. Class A	17,964	363,052
Par Petroleum Corp. (a)	33,374	629,100
Parsley Energy, Inc. Class A (d)	103,701	1,544,108
PBF Energy, Inc. Class A	102,135	3,183,548
PDC Energy, Inc. (a)	45,087	2,330,096

	Shares	Value
Peabody Energy Corp. (d)	350,510	$ 2,769,029
Penn Virginia Corp. (a)(d)	79,427	527,395
Petroquest Energy, Inc. (a)(d)	70,948	207,168
Phillips 66 Co.	693,344	54,399,770
Pioneer Natural Resources Co.	185,828	28,342,487
QEP Resources, Inc. (d)	208,230	4,472,780
Range Resources Corp.	210,204	10,413,506
Renewable Energy Group, Inc. (a)(d)	46,679	416,377
Resolute Energy Corp. (a)(d)	59,120	62,667
Rex American Resources Corp. (a)(d)	4,837	262,939
Rex Energy Corp. (a)(d)	63,386	310,591
Rice Energy, Inc. (a)(d)	86,637	1,696,352
Ring Energy, Inc. (a)(d)	23,192	220,324
Rosetta Resources, Inc. (a)(d)	79,940	1,417,336
Royale Energy, Inc. (a)(d)	36,496	61,313
RSP Permian, Inc. (a)(d)	42,154	1,144,903
Sanchez Energy Corp. (a)(d)	61,735	827,249
SandRidge Energy, Inc. (a)(d)	475,629	841,863
Saratoga Resources, Inc. (a)	16,554	5,297
SemGroup Corp. Class A	56,834	4,393,837
SM Energy Co.	84,729	4,111,051
Solazyme, Inc. (a)(d)	72,848	194,504
Southwestern Energy Co. (a)(d)	473,622	11,878,440
Spectra Energy Corp.	840,480	29,828,635
Stone Energy Corp. (a)(d)	67,092	1,136,538
Swift Energy Co. (a)(d)	41,382	129,526
Synergy Resources Corp. (a)(d)	117,867	1,408,511
Syntroleum Corp. (a)(d)	15,037	0
Targa Resources Corp.	45,404	4,521,330
Teekay Corp.	57,508	2,544,154
Tengasco, Inc. (a)	12,601	3,402
Tesoro Corp.	157,009	14,419,707
The Williams Companies, Inc.	840,114	41,199,191
TransAtlantic Petroleum Ltd. (a)	18,382	88,050
Triangle Petroleum Corp. (a)(d)	83,126	412,305
U.S. Energy Corp. (a)	13,579	18,467
Ultra Petroleum Corp. (a)(d)	197,021	3,205,532
Uranium Energy Corp. (a)(d)	101,154	146,673
Uranium Resources, Inc. (a)	26,282	47,833
VAALCO Energy, Inc. (a)(d)	68,248	330,320
Valero Energy Corp.	653,160	40,293,440
Vertex Energy, Inc. (a)(d)	17,824	61,849
W&T Offshore, Inc. (d)	37,319	222,794
Warren Resources, Inc. (a)	91,512	110,730
Western Refining, Inc.	88,015	4,145,507
Westmoreland Coal Co. (a)	23,319	657,596
Whiting Petroleum Corp. (a)	205,619	6,956,091
World Fuel Services Corp.	89,666	4,909,214
WPX Energy, Inc. (a)	255,388	2,753,083
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ZaZa Energy Corp. (a)(d)	1,943	$ 4,080
Zion Oil & Gas, Inc. (a)(d)	27,782	54,453
		1,771,918,249
TOTAL ENERGY		2,160,857,918
FINANCIALS - 17.2%
Banks - 5.5%
1st Source Corp.	15,369	474,441
Access National Corp.	1,270	24,054
ACNB Corp. (d)	3,789	77,864
American National Bankshares, Inc.	2,748	62,077
Ameris Bancorp (d)	34,183	894,569
Ames National Corp.	2,652	65,398
Arrow Financial Corp.	16,134	430,778
Associated Banc-Corp.	184,412	3,437,440
Banc of California, Inc. (d)	29,111	317,892
BancFirst Corp.	11,696	694,508
Bancorp, Inc., Delaware (a)	42,844	400,163
BancorpSouth, Inc.	112,604	2,521,204
Bank of America Corp.	13,218,415	208,983,141
Bank of Hawaii Corp.	64,151	3,865,739
Bank of Kentucky Financial Corp.	5,423	257,701
Bank of Marin Bancorp	4,167	209,058
Bank of the Ozarks, Inc. (d)	100,972	3,695,575
BankUnited, Inc.	115,463	3,742,156
Banner Bank (d)	22,149	967,025
Bar Harbor Bankshares	4,029	130,056
BB&T Corp.	933,048	35,502,476
BBCN Bancorp, Inc.	115,823	1,592,566
BCB Bancorp, Inc.	2,814	33,487
Blue Hills Bancorp, Inc. (a)	33,928	436,653
BNC Bancorp	31,345	508,416
BOK Financial Corp. (d)	49,801	2,938,259
Boston Private Financial Holdings, Inc. (d)	110,492	1,386,675
Bridge Bancorp, Inc.	3,621	89,909
Bridge Capital Holdings (a)	7,617	163,766
Bryn Mawr Bank Corp.	9,420	282,035
BSB Bancorp, Inc. (a)	6,958	132,480
C & F Financial Corp.	1,992	71,772
Camden National Corp.	3,603	137,274
Capital Bank Financial Corp. Series A (a)(d)	112,359	2,983,131
Capital City Bank Group, Inc.	7,146	110,549
Cardinal Financial Corp.	29,558	578,450
Cascade Bancorp (a)	23,889	115,623
Cathay General Bancorp	106,141	2,741,622
Centerstate Banks of Florida, Inc.	52,353	614,101
Central Pacific Financial Corp.	36,476	836,759

	Shares	Value
Central Valley Community Bancorp	3,159	$ 33,485
Century Bancorp, Inc. Class A (non-vtg.)	686	26,576
Chemical Financial Corp.	40,439	1,220,449
CIT Group, Inc.	228,137	10,551,336
Citigroup, Inc.	3,810,609	199,752,124
Citizens & Northern Corp.	8,777	168,957
City Holding Co. (d)	22,173	1,023,284
City National Corp.	58,166	5,256,461
CNB Financial Corp., Pennsylvania	7,083	119,774
CoBiz, Inc.	39,972	451,284
Columbia Banking Systems, Inc.	67,223	1,894,344
Comerica, Inc.	245,900	11,257,302
Commerce Bancshares, Inc.	124,095	5,152,424
Community Bank Shares of Indiana, Inc.	385	10,522
Community Bank System, Inc.	57,482	2,041,761
Community Trust Bancorp, Inc.	24,944	814,172
CommunityOne Bancorp (a)	6,555	65,878
ConnectOne Bancorp, Inc.	25,928	473,445
CU Bancorp (a)	6,814	140,709
Cullen/Frost Bankers, Inc.	71,142	4,823,428
CVB Financial Corp. (d)	125,947	1,971,071
Eagle Bancorp, Inc. (a)(d)	26,570	987,076
East West Bancorp, Inc.	174,395	6,967,080
Eastern Virginia Bankshares, Inc.	969	6,037
Enterprise Bancorp, Inc.	803	17,024
Enterprise Financial Services Corp.	15,981	321,538
Farmers National Banc Corp.	14,652	115,458
Fidelity Southern Corp.	6,896	108,888
Fifth Third Bancorp	1,056,706	20,457,828
Financial Institutions, Inc.	12,700	286,004
First Bancorp, North Carolina	13,154	231,247
First Bancorp, Puerto Rico (a)	140,999	929,183
First Busey Corp.	69,387	439,220
First Citizen Bancshares, Inc.	10,757	2,713,453
First Commonwealth Financial Corp. (d)	101,457	860,355
First Community Bancshares, Inc.	12,848	206,596
First Connecticut Bancorp, Inc.	11,897	176,789
First Financial Bancorp, Ohio	70,244	1,224,353
First Financial Bankshares, Inc. (d)	87,696	2,303,774
First Financial Corp., Indiana	8,837	297,365
First Horizon National Corp.	287,965	4,115,020
First Interstate Bancsystem, Inc.	19,621	517,798
First Merchants Corp. (d)	44,363	1,000,829
First Midwest Bancorp, Inc., Delaware	83,782	1,432,672
First Niagara Financial Group, Inc.	529,611	4,692,353
First of Long Island Corp.	9,287	227,903
First Republic Bank (d)	150,104	8,555,928
First Security Group, Inc. (a)	16,959	37,479
First United Corp. (a)	3,018	27,283
FirstMerit Corp.	250,282	4,542,618
Flushing Financial Corp.	47,044	921,122
FNB Corp., Pennsylvania	219,763	2,819,559
Fulton Financial Corp.	224,854	2,720,733
German American Bancorp, Inc.	8,927	256,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Glacier Bancorp, Inc. (d)	110,270	$ 2,678,458
Great Southern Bancorp, Inc.	7,446	278,629
Guaranty Bancorp	16,534	251,813
Hampton Roads Bankshares, Inc. (a)	89,921	146,571
Hancock Holding Co.	109,529	3,205,914
Hanmi Financial Corp.	38,186	753,410
Hawthorn Bancshares, Inc.	1,555	21,459
Heartland Financial U.S.A., Inc.	12,774	392,290
Heritage Commerce Corp.	14,712	123,287
Heritage Financial Corp., Washington	34,333	553,448
Heritage Oaks Bancorp	12,552	96,650
Hilltop Holdings, Inc. (a)	92,343	1,717,580
Home Bancshares, Inc.	76,081	2,407,964
HomeTrust Bancshares, Inc. (a)	24,994	394,405
Horizon Bancorp Industries	706	15,956
Hudson Valley Holding Corp.	17,728	460,751
Huntington Bancshares, Inc.	940,918	10,293,643
IBERIABANK Corp.	43,294	2,732,717
Independent Bank Corp.	21,519	274,367
Independent Bank Corp., Massachusetts (d)	26,469	1,106,934
Independent Bank Group, Inc.	7,024	253,356
International Bancshares Corp.	78,953	1,954,876
Investors Bancorp, Inc.	472,999	5,430,029
JPMorgan Chase & Co.	4,700,372	288,038,796
KeyCorp	1,119,570	15,595,610
Lakeland Bancorp, Inc.	36,182	393,298
Lakeland Financial Corp. (d)	17,290	675,002
LegacyTexas Financial Group, Inc.	43,399	998,177
LNB Bancorp, Inc.	5,429	96,039
M&T Bank Corp.	164,717	19,930,757
Macatawa Bank Corp.	22,839	123,331
MainSource Financial Group, Inc.	20,986	392,648
MB Financial, Inc. (d)	91,216	2,845,027
MBT Financial Corp. (a)	1,650	8,993
Mercantile Bank Corp.	10,128	192,533
Merchants Bancshares, Inc.	5,246	152,291
Metro Bancorp, Inc.	11,557	292,045
Midsouth Bancorp, Inc.	7,208	102,786
MidWestOne Financial Group, Inc.	516	14,840
National Bank Holdings Corp.	141,292	2,633,683
National Bankshares, Inc. (d)	5,803	168,635
National Penn Bancshares, Inc. (d)	161,009	1,727,627
NBT Bancorp, Inc.	64,141	1,540,025
NewBridge Bancorp	22,514	186,866
Northrim Bancorp, Inc.	2,935	69,413
OFG Bancorp (d)	53,595	935,233
Old National Bancorp, Indiana	151,814	2,139,059
Old Second Bancorp, Inc. (a)	18,605	101,955
Opus Bank	7,609	221,650
Orrstown Financial Services, Inc. (a)	5,669	94,956

	Shares	Value
Pacific Continental Corp.	13,395	$ 182,038
Pacific Mercantile Bancorp (a)	10,321	71,834
Pacific Premier Bancorp, Inc. (a)	11,613	183,253
PacWest Bancorp	124,220	5,693,624
Park National Corp.	20,366	1,733,554
Park Sterling Corp.	35,080	238,544
Peapack-Gladstone Financial Corp.	15,817	310,804
Penns Woods Bancorp, Inc.	3,854	178,209
Peoples Bancorp, Inc.	14,139	335,660
Peoples Financial Corp., Mississippi	2,667	28,430
Peoples Financial Services Corp. (d)	12,111	502,001
Pinnacle Financial Partners, Inc.	43,042	1,807,764
PNC Financial Services Group, Inc.	666,162	61,260,258
Popular, Inc. (a)	136,656	4,715,999
Preferred Bank, Los Angeles	7,951	214,279
Premier Financial Bancorp, Inc.	115	1,735
PrivateBancorp, Inc.	92,031	3,196,237
Prosperity Bancshares, Inc.	82,842	4,285,417
Regions Financial Corp.	1,915,286	18,405,898
Renasant Corp. (d)	39,147	1,114,907
Republic Bancorp, Inc., Kentucky Class A	18,205	435,282
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	9,450
S&T Bancorp, Inc.	36,971	1,047,388
Sandy Spring Bancorp, Inc.	25,932	668,527
Seacoast Banking Corp., Florida (a)	23,091	304,801
ServisFirst Bancshares, Inc.	1,943	62,448
Shore Bancshares, Inc. (a)	2,958	27,362
Sierra Bancorp	3,618	58,539
Signature Bank (a)	63,799	7,869,607
Simmons First National Corp. Class A	17,811	729,360
South State Corp.	33,608	2,269,548
Southern National Bancorp of Virginia, Inc.	3,574	43,210
Southside Bancshares, Inc.	26,103	749,417
Southwest Bancorp, Inc., Oklahoma	15,446	257,330
Square 1 Financial, Inc. Class A (d)	7,297	201,981
State Bank Financial Corp.	37,775	770,610
Sterling Bancorp (d)	113,038	1,550,881
Stock Yards Bancorp, Inc.	9,884	328,149
Stonegate Bank	9,310	270,828
Suffolk Bancorp	15,697	353,183
Sun Bancorp, Inc. (a)	9,760	181,048
SunTrust Banks, Inc.	649,722	26,638,602
Susquehanna Bancshares, Inc.	230,362	3,089,154
SVB Financial Group (a)	61,676	7,579,980
Synovus Financial Corp.	148,992	4,170,286
TCF Financial Corp.	219,604	3,445,587
Texas Capital Bancshares, Inc. (a)	58,898	2,734,634
The First Bancorp, Inc.	2,896	48,074
Tompkins Financial Corp.	14,245	740,028
TowneBank (d)	64,069	993,070
Trico Bancshares	23,651	565,259
Triumph Bancorp, Inc.	6,307	79,847
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Trustmark Corp.	94,171	$ 2,170,642
U.S. Bancorp	2,257,716	100,716,711
UMB Financial Corp.	52,439	2,702,706
Umpqua Holdings Corp.	257,115	4,252,682
Union Bankshares Corp.	63,353	1,385,530
United Bankshares, Inc., West Virginia	94,604	3,542,920
United Community Bank, Inc.	53,258	1,012,967
Univest Corp. of Pennsylvania	24,791	470,781
Valley National Bancorp (d)	247,734	2,378,246
Washington Trust Bancorp, Inc.	16,060	603,053
Webster Financial Corp. (d)	106,126	3,664,531
Wells Fargo & Co.	5,943,647	325,652,419
WesBanco, Inc.	49,328	1,614,999
West Bancorp., Inc.	3,833	67,154
Westamerica Bancorp.	28,148	1,212,334
Westbury Bancorp, Inc. (a)	4,860	82,134
Western Alliance Bancorp. (a)(d)	103,471	2,937,542
Wilshire Bancorp, Inc.	71,729	682,143
Wintrust Financial Corp.	65,304	3,075,165
Yadkin Financial Corp. (a)(d)	22,220	427,735
Zions Bancorporation	235,402	6,293,472
		1,613,168,050
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	69,415	15,022,794
Ameriprise Financial, Inc.	229,953	30,728,619
Arlington Asset Investment Corp. (d)	25,721	642,768
Artisan Partners Asset Management, Inc.	35,259	1,710,062
Ashford, Inc. (a)	1,254	173,065
Bank of New York Mellon Corp.	1,411,255	55,236,521
BGC Partners, Inc. Class A	203,183	1,844,902
BlackRock, Inc. Class A	159,941	59,405,286
Calamos Asset Management, Inc. Class A	22,184	283,290
Charles Schwab Corp.	1,442,333	42,318,050
Cohen & Steers, Inc. (d)	24,368	1,015,415
Cowen Group, Inc. Class A (a)(d)	109,203	577,684
Diamond Hill Investment Group, Inc.	2,644	372,064
E*TRADE Financial Corp. (a)	360,162	9,376,818
Eaton Vance Corp. (non-vtg.)	150,251	6,325,567
Evercore Partners, Inc. Class A	40,806	2,090,491
FBR & Co. (a)	6,019	145,961
Federated Investors, Inc. Class B (non-vtg.)	132,184	4,352,819
Financial Engines, Inc. (d)	75,157	3,028,827
Franklin Resources, Inc.	495,919	26,695,320
FXCM, Inc. Class A (d)	51,378	108,408
GAMCO Investors, Inc. Class A	6,083	459,267
GFI Group, Inc.	88,392	538,307
Goldman Sachs Group, Inc.	508,117	96,435,525
Greenhill & Co., Inc.	34,523	1,336,385

	Shares	Value
HFF, Inc.	41,013	$ 1,459,243
Institutional Financial Markets, Inc.	6,881	11,698
Interactive Brokers Group, Inc.	72,511	2,310,926
INTL FCStone, Inc. (a)(d)	19,656	535,233
Invesco Ltd.	527,961	21,260,989
Investment Technology Group, Inc. (a)	55,680	1,253,914
Janus Capital Group, Inc. (d)	187,399	3,088,336
KCG Holdings, Inc. Class A (a)	107,133	1,347,733
Ladenburg Thalmann Financial Services, Inc. (a)(d)	127,155	490,818
Legg Mason, Inc.	127,616	7,308,568
LPL Financial	96,918	4,347,741
Manning & Napier, Inc. Class A (d)	8,752	105,199
Moelis & Co. Class A	17,990	578,918
Morgan Stanley	1,916,990	68,609,072
Northern Trust Corp.	278,711	19,462,389
NorthStar Asset Management Group, Inc.	238,950	5,799,317
Oppenheimer Holdings, Inc. Class A (non-vtg.)	11,535	243,389
Piper Jaffray Companies (a)(d)	20,940	1,146,465
Pzena Investment Management, Inc.	4,972	41,218
Raymond James Financial, Inc.	181,475	10,367,667
RCS Capital Corp. Class A (d)	41,216	469,862
Safeguard Scientifics, Inc. (a)(d)	26,745	492,375
SEI Investments Co.	167,937	7,228,008
Silvercrest Asset Management Group Class A	6,008	83,932
State Street Corp.	521,740	38,843,543
Stifel Financial Corp. (a)	80,336	4,400,003
T. Rowe Price Group, Inc.	324,755	26,824,763
TD Ameritrade Holding Corp.	340,882	12,363,790
U.S. Global Investments, Inc. Class A	7,637	24,591
Vector Capital Corp. rights (a)	4,280	0
Virtus Investment Partners, Inc. (d)	8,765	1,156,717
Waddell & Reed Financial, Inc. Class A	99,829	4,937,542
Walter Investment Management Corp. (a)(d)	49,597	826,782
Westwood Holdings Group, Inc.	7,587	474,036
WisdomTree Investments, Inc.	137,845	2,576,323
		610,695,315
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	547,287	11,372,624
American Express Co.	1,119,505	91,340,413
Asta Funding, Inc. (a)	4,468	37,755
Atlanticus Holdings Corp. (a)	35,598	98,250
Capital One Financial Corp.	697,245	54,880,154
Cash America International, Inc.	36,022	777,355
Consumer Portfolio Services, Inc. (a)	11,930	83,033
Credit Acceptance Corp. (a)(d)	13,731	2,516,892
Discover Financial Services	564,764	34,439,309
Encore Capital Group, Inc. (a)(d)	29,815	1,191,706
Enova International, Inc. (a)(d)	32,960	761,046
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	672,628
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
First Cash Financial Services, Inc. (a)(d)	35,415	$ 1,704,878
First Marblehead Corp. (a)(d)	5,188	28,015
Green Dot Corp. Class A (a)(d)	44,284	686,845
Imperial Holdings, Inc. (a)(d)	16,708	112,111
Imperial Holdings, Inc. warrants 4/11/19	1,880	1,027
J.G. Wentworth Co. (a)(d)	8,584	88,844
Navient Corp.	506,467	10,838,394
Nelnet, Inc. Class A	26,589	1,239,579
Nicholas Financial, Inc. (a)	5,705	84,947
PRA Group, Inc. (a)(d)	61,127	3,061,851
Regional Management Corp. (a)	12,187	190,117
Santander Consumer U.S.A. Holdings, Inc.	131,301	2,958,212
SLM Corp.	548,523	5,194,513
Springleaf Holdings, Inc. (a)	37,440	1,439,568
Synchrony Financial (d)	185,796	5,936,182
World Acceptance Corp. (a)(d)	15,268	1,253,655
		232,989,903
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	2,293,591	338,098,249
CBOE Holdings, Inc.	109,590	6,578,688
CME Group, Inc.	396,990	38,083,251
Gain Capital Holdings, Inc.	15,735	149,325
IntercontinentalExchange Group, Inc.	140,500	33,068,080
Leucadia National Corp.	405,913	9,632,315
MarketAxess Holdings, Inc.	47,067	3,746,063
Marlin Business Services Corp.	13,319	249,198
McGraw Hill Financial, Inc.	339,710	35,024,101
Moody's Corp.	227,370	22,041,248
MSCI, Inc. Class A	147,156	8,256,923
NewStar Financial, Inc. (a)	27,065	270,109
PHH Corp. (a)(d)	72,291	1,755,225
PICO Holdings, Inc. (a)	26,009	446,575
Resource America, Inc. Class A	9,127	84,881
The NASDAQ OMX Group, Inc.	143,933	7,219,679
Voya Financial, Inc.	251,069	11,094,739
		515,798,649
Insurance - 2.9%
ACE Ltd.	410,436	46,793,808
AFLAC, Inc.	563,325	35,066,981
Alleghany Corp. (a)	20,689	9,776,380
Allied World Assurance Co.	118,191	4,780,826
Allstate Corp.	516,980	36,498,788
AMBAC Financial Group, Inc. (a)	54,576	1,358,397
American Equity Investment Life Holding Co.	107,667	3,067,433
American Financial Group, Inc.	90,622	5,709,186
American International Group, Inc.	1,754,956	97,101,715
American National Insurance Co.	12,639	1,323,935
Amerisafe, Inc.	28,834	1,197,764

	Shares	Value
AmTrust Financial Services, Inc. (d)	37,933	$ 2,044,589
Aon PLC	356,083	35,736,490
Arch Capital Group Ltd. (a)	160,740	9,509,378
Argo Group International Holdings, Ltd.	36,048	1,727,060
Arthur J. Gallagher & Co.	199,015	9,351,715
Aspen Insurance Holdings Ltd.	82,529	3,783,955
Assurant, Inc.	95,115	5,827,696
Assured Guaranty Ltd.	208,257	5,522,976
Axis Capital Holdings Ltd. (d)	130,874	6,783,199
Baldwin & Lyons, Inc. Class B	5,084	118,101
Brown & Brown, Inc.	150,525	4,837,874
Cincinnati Financial Corp.	184,984	9,759,756
Citizens, Inc. Class A (a)(d)	38,408	281,147
CNA Financial Corp.	78,416	3,280,141
CNO Financial Group, Inc.	273,436	4,446,069
Crawford & Co. Class B	22,758	206,870
Donegal Group, Inc. Class A	8,008	122,763
eHealth, Inc. (a)(d)	26,343	239,721
EMC Insurance Group	5,816	181,634
Employers Holdings, Inc.	36,335	857,143
Endurance Specialty Holdings Ltd. (d)	52,759	3,353,890
Enstar Group Ltd. (a)	15,223	2,117,519
Erie Indemnity Co. Class A	38,007	3,303,188
Everest Re Group Ltd.	57,174	10,144,383
FBL Financial Group, Inc. Class A	14,669	848,455
Federated National Holding Co.	13,832	400,160
Fidelity & Guaranty Life	15,879	328,378
First Acceptance Corp. (a)	4,055	9,773
First American Financial Corp.	131,076	4,591,592
FNF Group	352,181	12,932,086
FNFV Group (a)	119,032	1,772,386
Genworth Financial, Inc. Class A (a)	631,765	4,896,179
Global Indemnity PLC (a)	13,709	370,828
Greenlight Capital Re, Ltd. (a)	35,373	1,157,758
Hallmark Financial Services, Inc. (a)	10,337	116,601
Hanover Insurance Group, Inc.	63,275	4,444,436
Hartford Financial Services Group, Inc.	519,727	21,288,018
HCC Insurance Holdings, Inc.	116,739	6,523,375
HCI Group, Inc. (d)	9,511	450,061
Health Insurance Innovations, Inc. (a)(d)	4,900	35,280
Heritage Insurance Holdings, Inc.	3,220	64,078
Horace Mann Educators Corp.	48,659	1,568,280
Independence Holding Co.	16,014	188,485
Infinity Property & Casualty Corp.	13,372	1,036,999
Investors Title Co.	1,086	80,907
Kansas City Life Insurance Co.	2,863	133,702
Kemper Corp.	64,855	2,386,664
Lincoln National Corp.	321,286	18,518,925
Loews Corp.	371,316	15,227,669
Maiden Holdings Ltd. (d)	73,970	1,058,511
Markel Corp. (a)	18,071	13,470,846
Marsh & McLennan Companies, Inc.	674,205	38,355,522
MBIA, Inc. (a)	228,577	2,057,193
Meadowbrook Insurance Group, Inc. (d)	46,791	391,173
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Mercury General Corp.	50,517	$ 2,754,692
MetLife, Inc.	1,419,931	72,175,093
Montpelier Re Holdings Ltd. (d)	62,043	2,236,030
National General Holdings Corp.	96,033	1,786,214
National Interstate Corp.	15,961	427,436
National Western Life Insurance Co. Class A	2,846	715,427
Navigators Group, Inc. (a)	15,156	1,132,305
Old Republic International Corp.	306,111	4,640,643
OneBeacon Insurance Group Ltd.	26,639	399,585
PartnerRe Ltd.	64,815	7,421,318
Phoenix Companies, Inc. (a)(d)	7,382	424,613
Platinum Underwriters Holdings Ltd.	32,909	2,512,602
Primerica, Inc.	65,762	3,468,288
Principal Financial Group, Inc.	338,896	17,341,308
ProAssurance Corp.	69,301	3,117,852
Progressive Corp.	650,320	17,331,028
Prudential Financial, Inc.	576,052	46,573,804
Reinsurance Group of America, Inc.	91,293	8,153,378
RenaissanceRe Holdings Ltd.	55,583	5,698,925
RLI Corp.	43,213	2,091,077
Safety Insurance Group, Inc.	14,899	871,592
Selective Insurance Group, Inc.	64,931	1,768,071
StanCorp Financial Group, Inc.	52,960	3,503,834
State Auto Financial Corp.	16,899	400,337
State National Companies, Inc.	36,026	336,123
Stewart Information Services Corp.	27,370	1,029,933
Symetra Financial Corp.	122,841	2,773,750
The Chubb Corp.	292,920	29,423,814
The Travelers Companies, Inc.	405,737	43,592,383
Third Point Reinsurance Ltd. (a)	69,855	980,764
Torchmark Corp.	152,590	8,125,418
United Fire Group, Inc.	24,829	716,068
United Insurance Holdings Corp.	16,369	399,567
Universal Insurance Holdings, Inc.	33,783	841,197
Unum Group	327,044	10,975,597
Validus Holdings Ltd.	125,147	5,211,121
W.R. Berkley Corp.	118,696	5,924,117
White Mountains Insurance Group Ltd.	8,265	5,513,995
Willis Group Holdings PLC	222,598	10,622,377
XL Group PLC Class A	329,395	11,924,099
		866,252,565
Real Estate Investment Trusts - 3.8%
Acadia Realty Trust (SBI) (d)	90,982	3,107,945
AG Mortgage Investment Trust, Inc. (d)	28,740	540,599
Agree Realty Corp. (d)	17,794	584,177
Alexanders, Inc.	4,465	1,966,431
Alexandria Real Estate Equities, Inc. (d)	95,330	9,143,100
Altisource Residential Corp. Class B	67,853	1,401,164
American Assets Trust, Inc.	51,834	2,126,231
American Campus Communities, Inc.	134,876	5,566,333

	Shares	Value
American Capital Agency Corp.	434,841	$ 9,320,817
American Capital Mortgage Investment Corp. (d)	52,567	969,861
American Homes 4 Rent Class A	204,251	3,408,949
American Realty Capital Properties, Inc. (d)	1,142,446	11,207,395
American Residential Properties, Inc. (a)(d)	37,789	655,261
American Tower Corp.	496,713	49,244,127
Annaly Capital Management, Inc.	1,214,445	12,897,406
Anworth Mortgage Asset Corp. (d)	251,516	1,315,429
Apartment Investment & Management Co. Class A	190,518	7,178,718
Apollo Commercial Real Estate Finance, Inc. (d)	62,598	1,069,800
Apollo Residential Mortgage, Inc.	39,031	618,641
Arbor Realty Trust, Inc.	48,156	345,279
Ares Commercial Real Estate Corp.	39,618	475,416
Armada Hoffler Properties, Inc.	18,404	198,763
Armour Residential REIT, Inc.	489,690	1,557,214
Ashford Hospitality Prime, Inc.	33,082	538,244
Ashford Hospitality Trust, Inc.	100,347	1,068,696
Associated Estates Realty Corp.	67,927	1,626,852
AvalonBay Communities, Inc.	164,265	27,652,370
Aviv REIT, Inc.	31,842	1,145,675
BioMed Realty Trust, Inc.	243,715	5,420,222
Blackstone Mortgage Trust, Inc. (d)	81,437	2,354,344
Bluerock Residental Growth (REIT), Inc.	11,697	153,816
Boston Properties, Inc.	190,083	26,119,305
Brandywine Realty Trust (SBI)	205,514	3,257,397
Brixmor Property Group, Inc.	161,092	4,091,737
BRT Realty Trust (a)	5,568	38,976
Camden Property Trust (SBI)	107,447	7,821,067
Campus Crest Communities, Inc. (d)	86,404	673,087
Capstead Mortgage Corp. (d)	97,016	1,161,282
CareTrust (REIT), Inc.	34,369	436,830
CatchMark Timber Trust, Inc.	26,622	322,925
CBL & Associates Properties, Inc.	216,304	4,330,406
Cedar Shopping Centers, Inc. (d)	134,023	1,002,492
Chambers Street Properties	312,279	2,557,565
Chatham Lodging Trust	38,737	1,124,148
Cherry Hill Mortgage Investment Corp.	2,726	48,250
Chesapeake Lodging Trust	72,347	2,572,659
Chimera Investment Corp.	1,317,945	4,230,603
CIM Commercial Trust Corp.	4,057	67,103
City Office (REIT), Inc.	19,500	245,115
Colony Financial, Inc.	142,506	3,592,576
Columbia Property Trust, Inc.	174,483	4,517,365
Coresite Realty Corp.	24,333	1,154,358
Corporate Office Properties Trust (SBI) (d)	106,736	3,138,038
Corrections Corp. of America (d)	154,168	6,149,762
Cousins Properties, Inc. (d)	284,086	3,048,243
Crown Castle International Corp.	417,288	36,016,127
CubeSmart	223,547	5,186,290
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CyrusOne, Inc.	38,593	$ 1,146,984
CYS Investments, Inc. (d)	197,203	1,792,575
DCT Industrial Trust, Inc.	102,100	3,683,768
DDR Corp.	389,458	7,376,335
DiamondRock Hospitality Co. (d)	231,567	3,353,090
Digital Realty Trust, Inc. (d)	167,228	11,100,595
Douglas Emmett, Inc.	168,817	4,873,747
Duke Realty LP	408,851	8,733,057
DuPont Fabros Technology, Inc. (d)	100,616	3,150,287
Dynex Capital, Inc. (d)	68,104	567,987
EastGroup Properties, Inc. (d)	46,143	2,907,009
Education Realty Trust, Inc.	59,856	2,098,551
Ellington Residential Mortgage REIT	7,146	116,766
Empire State Realty Trust, Inc.	146,821	2,598,732
EPR Properties	75,645	4,615,101
Equity Commonwealth	171,056	4,524,431
Equity Lifestyle Properties, Inc.	103,772	5,590,198
Equity One, Inc.	85,144	2,280,156
Equity Residential (SBI)	453,199	34,909,919
Essex Property Trust, Inc.	77,979	17,344,869
Excel Trust, Inc.	73,041	1,000,662
Extra Space Storage, Inc.	137,773	9,062,708
Federal Realty Investment Trust (SBI)	90,487	12,851,869
FelCor Lodging Trust, Inc.	200,216	2,156,326
First Industrial Realty Trust, Inc.	150,659	3,206,024
First Potomac Realty Trust (d)	85,240	1,018,618
Five Oaks Investment Corp.	4,880	53,924
Franklin Street Properties Corp.	139,951	1,767,581
Gaming & Leisure Properties	107,465	3,637,690
General Growth Properties, Inc.	800,490	23,222,215
Getty Realty Corp. (d)	36,809	664,034
Gladstone Commercial Corp.	19,665	357,313
Government Properties Income Trust (d)	79,105	1,850,266
Gramercy Property Trust, Inc. (d)	193,795	1,366,255
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,385	438,783
Hatteras Financial Corp.	121,103	2,222,240
HCP, Inc.	578,588	24,508,988
Health Care REIT, Inc.	410,568	31,658,898
Healthcare Realty Trust, Inc.	119,232	3,402,881
Healthcare Trust of America, Inc. (d)	153,840	4,269,060
Hersha Hospitality Trust	285,132	1,913,236
Highwoods Properties, Inc. (SBI) (d)	106,385	4,852,220
Home Properties, Inc.	74,137	4,950,127
Hospitality Properties Trust (SBI)	186,225	5,737,592
Host Hotels & Resorts, Inc.	935,891	19,653,711
Hudson Pacific Properties, Inc.	83,072	2,654,981
Independence Realty Trust, Inc.	19,740	183,582
Inland Real Estate Corp.	104,109	1,113,966
Invesco Mortgage Capital, Inc.	135,801	2,168,742
Investors Real Estate Trust	148,410	1,136,821

	Shares	Value
Iron Mountain, Inc.	230,368	$ 8,466,024
iStar Financial, Inc. (a)(d)	102,599	1,359,437
JAVELIN Mortgage Investment Corp.	12,977	116,533
Kilroy Realty Corp. (d)	102,881	7,610,108
Kimco Realty Corp.	509,165	13,380,856
Kite Realty Group Trust (d)	96,409	2,730,303
Lamar Advertising Co. Class A	94,159	5,470,638
LaSalle Hotel Properties (SBI)	138,568	5,393,067
Lexington Corporate Properties Trust (d)	259,496	2,810,342
Liberty Property Trust (SBI) (d)	189,993	7,071,539
LTC Properties, Inc.	43,338	1,934,175
Mack-Cali Realty Corp.	122,465	2,303,567
Medical Properties Trust, Inc. (d)	248,705	3,765,394
MFA Financial, Inc.	486,658	3,873,798
Mid-America Apartment Communities, Inc.	92,326	6,690,865
Monmouth Real Estate Investment Corp. Class A (d)	60,850	685,780
National Health Investors, Inc. (d)	42,355	3,014,829
National Retail Properties, Inc. (d)	166,283	6,691,228
New Residential Investment Corp.	169,589	2,562,490
New Senior Investment Group, Inc.	86,128	1,450,396
New York (REIT), Inc.	201,799	2,096,692
New York Mortgage Trust, Inc. (d)	125,316	989,996
Newcastle Investment Corp.	86,128	416,860
NorthStar Realty Finance Corp.	299,723	5,760,676
Omega Healthcare Investors, Inc. (d)	172,171	6,897,170
One Liberty Properties, Inc. (d)	12,915	305,827
Orchid Island Capital, Inc. (d)	10,240	142,336
Outfront Media, Inc.	171,285	5,129,986
Parkway Properties, Inc.	97,123	1,710,336
Pebblebrook Hotel Trust (d)	84,692	4,114,337
Pennsylvania Real Estate Investment Trust (SBI)	85,180	1,940,400
PennyMac Mortgage Investment Trust	97,201	2,083,989
Physicians Realty Trust	76,348	1,255,925
Piedmont Office Realty Trust, Inc. Class A	209,992	3,849,153
Plum Creek Timber Co., Inc.	218,523	9,492,639
Post Properties, Inc.	73,877	4,201,385
Potlatch Corp.	53,054	2,118,446
Power (REIT) (a)	718	6,211
Preferred Apartment Communities, Inc. Class A (d)	14,615	149,511
Prologis, Inc.	625,607	26,719,675
PS Business Parks, Inc.	31,822	2,646,954
Public Storage	181,206	35,737,447
QTS Realty Trust, Inc. Class A (d)	15,035	538,403
RAIT Financial Trust (d)	83,839	617,893
Ramco-Gershenson Properties Trust (SBI) (d)	93,326	1,747,063
Rayonier, Inc. (d)	156,835	4,298,847
Realty Income Corp.	273,639	13,698,368
Redwood Trust, Inc. (d)	103,397	1,976,951
Regency Centers Corp.	116,777	7,664,075
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Resource Capital Corp. (d)	162,377	$ 816,756
Retail Opportunity Investments Corp. (d)	124,994	2,093,650
Retail Properties America, Inc.	311,497	4,930,998
Rexford Industrial Realty, Inc.	67,185	1,077,647
RLJ Lodging Trust	176,982	5,629,797
Rouse Properties, Inc. (d)	48,259	833,916
Ryman Hospitality Properties, Inc. (d)	67,021	4,027,962
Sabra Health Care REIT, Inc. (d)	66,212	2,164,470
Saul Centers, Inc.	18,038	971,707
Select Income (REIT) (d)	51,776	1,278,349
Senior Housing Properties Trust (SBI)	290,312	6,488,473
Silver Bay Realty Trust Corp.	47,769	771,947
Simon Property Group, Inc.	389,456	74,136,844
SL Green Realty Corp. (d)	120,958	15,353,199
SoTHERLY Hotels, Inc.	2,721	20,720
Sovran Self Storage, Inc.	43,170	3,972,503
Spirit Realty Capital, Inc.	486,097	5,954,688
Stag Industrial, Inc.	92,815	2,315,734
Starwood Property Trust, Inc. (d)	271,190	6,617,036
Starwood Waypoint Residential (d)	44,074	1,109,783
Strategic Hotel & Resorts, Inc. (a)	334,781	4,392,327
Summit Hotel Properties, Inc.	103,133	1,354,136
Sun Communities, Inc. (d)	62,281	4,209,573
Sunstone Hotel Investors, Inc. (d)	235,599	4,111,203
Supertel Hospitality, Inc. (a)	703	1,118
Tanger Factory Outlet Centers, Inc.	110,651	3,922,578
Taubman Centers, Inc.	81,539	5,898,531
Terreno Realty Corp. (d)	48,045	1,058,912
The GEO Group, Inc.	101,971	4,400,049
The Macerich Co.	176,688	14,779,951
Trade Street Residential, Inc. (d)	10,637	83,181
Two Harbors Investment Corp.	449,289	4,690,577
UDR, Inc. (d)	326,669	10,433,808
UMH Properties, Inc.	13,625	128,893
United Development Funding IV (d)	104,924	1,767,969
Universal Health Realty Income Trust (SBI)	15,817	803,978
Urban Edge Properties	106,471	2,548,916
Urstadt Biddle Properties, Inc. Class A	31,219	709,296
Ventas, Inc.	396,582	29,533,462
Vornado Realty Trust	218,163	24,006,657
Washington REIT (SBI)	91,707	2,598,976
Weingarten Realty Investors (SBI)	140,335	5,082,934
Western Asset Mortgage Capital Corp. (d)	46,434	696,510
Weyerhaeuser Co.	659,616	23,159,118
Whitestone REIT Class B	26,734	421,863
WP Carey, Inc.	142,219	9,753,379
WP Glimcher, Inc.	222,909	3,863,013
ZAIS Financial Corp.	6,000	106,920
		1,124,381,378

	Shares	Value
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	51,667	$ 2,088,897
Altisource Portfolio Solutions SA (a)(d)	18,423	371,039
American Spectrum Realty, Inc. (a)	1,984	3,373
AV Homes, Inc. (a)	12,051	182,452
CBRE Group, Inc. (a)	339,514	11,631,750
Consolidated-Tomoka Land Co.	4,931	290,091
Forest City Enterprises, Inc. Class A (a)	208,465	5,263,741
Forestar Group, Inc. (a)(d)	38,487	553,443
FRP Holdings, Inc. (a)	3,842	117,219
Gladstone Land Corp.	8,000	95,280
Howard Hughes Corp. (a)	60,815	9,109,479
Jones Lang LaSalle, Inc.	53,062	8,556,248
Kennedy-Wilson Holdings, Inc.	97,591	2,611,535
Marcus & Millichap, Inc. (a)	8,522	314,717
Maui Land & Pineapple, Inc. (a)(d)	31,310	186,295
RE/MAX Holdings, Inc.	10,289	337,068
Realogy Holdings Corp. (a)	176,896	8,137,216
Tejon Ranch Co. (a)(d)	18,740	460,629
The St. Joe Co. (a)(d)	111,664	1,897,171
Transcontinental Realty Investors, Inc. (a)	20,697	242,362
		52,450,005
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	91,784	1,204,206
Bank Mutual Corp.	56,001	401,527
BankFinancial Corp.	19,300	230,056
BBX Capital Corp. (a)	18,261	261,132
Beneficial Bancorp, Inc. (a)	41,273	467,210
Berkshire Hills Bancorp, Inc.	24,593	656,141
BofI Holding, Inc. (a)(d)	15,097	1,334,575
Brookline Bancorp, Inc., Delaware	86,924	841,424
Cape Bancorp, Inc.	2,611	23,238
Capitol Federal Financial, Inc.	194,739	2,416,711
Charter Financial Corp.	1,496	17,294
Chicopee Bancorp, Inc.	1,816	29,328
Clifton Bancorp, Inc.	18,424	244,302
Dime Community Bancshares, Inc.	51,879	807,237
Doral Financial Corp. (a)(d)	7,972	5,493
ESSA Bancorp, Inc.	4,298	52,350
Essent Group Ltd. (a)(d)	84,139	1,953,708
EverBank Financial Corp.	121,901	2,191,780
Farmer Mac Class C (non-vtg.)	10,710	342,077
First Defiance Financial Corp.	7,220	231,112
First Financial Northwest, Inc.	2,197	26,386
Flagstar Bancorp, Inc. (a)(d)	37,206	550,277
Fox Chase Bancorp, Inc.	14,307	234,063
Heritage Financial Group, Inc.	6,982	180,764
HF Financial Corp.	2,735	39,302
Hingham Institution for Savings	1,505	144,977
Home Loan Servicing Solutions Ltd.	113,603	2,091,431
HomeStreet, Inc. (d)	10,888	188,362
Hudson City Bancorp, Inc.	659,676	6,438,438
IF Bancorp, Inc.	3,112	52,842
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Impac Mortgage Holdings, Inc. (a)(d)	5,393	$ 54,631
Kearny Financial Corp. (a)	12,166	161,564
Ladder Capital Corp. Class A	25,952	477,517
Lendingtree, Inc. (a)(d)	16,968	899,983
Meridian Bancorp, Inc. (a)	32,680	404,905
Meta Financial Group, Inc.	3,931	140,219
MGIC Investment Corp. (a)(d)	403,619	3,685,041
Nationstar Mortgage Holdings, Inc. (a)(d)	27,283	727,092
New York Community Bancorp, Inc. (d)	541,088	8,987,472
NMI Holdings, Inc. (a)	34,703	253,332
Northfield Bancorp, Inc.	54,381	786,893
Northwest Bancshares, Inc. (d)	92,094	1,088,091
OceanFirst Financial Corp.	5,851	95,605
Ocwen Financial Corp. (a)(d)	133,402	1,085,892
Oritani Financial Corp.	41,599	595,282
PennyMac Financial Services, Inc. (a)	24,021	419,407
People's United Financial, Inc. (d)	460,969	6,974,461
Poage Bankshares, Inc.	2,365	35,239
Provident Financial Holdings, Inc.	3,066	47,063
Provident Financial Services, Inc.	68,672	1,249,830
Radian Group, Inc. (d)	233,778	3,696,030
Riverview Bancorp, Inc. (a)	6,875	30,869
Security National Financial Corp. Class A	10,660	62,894
Simplicity Bancorp, Inc.	10,338	177,400
Southern Missouri Bancorp, Inc.	1,632	30,910
Stonegate Mortgage Corp. (a)(d)	14,418	144,468
Territorial Bancorp, Inc.	13,244	285,011
TFS Financial Corp.	149,374	2,106,173
Timberland Bancorp, Inc.	5,034	54,141
Trustco Bank Corp., New York	103,561	700,072
United Community Financial Corp.	43,226	225,207
United Financial Bancorp, Inc. New	58,787	728,371
Walker & Dunlop, Inc. (a)(d)	28,304	453,713
Washington Federal, Inc. (d)	128,254	2,708,724
Waterstone Financial, Inc.	38,293	492,831
Westfield Financial, Inc.	28,907	208,998
WSFS Financial Corp.	10,396	808,185
		64,741,259
TOTAL FINANCIALS		5,080,477,124
HEALTH CARE - 14.2%
Biotechnology - 3.3%
ACADIA Pharmaceuticals, Inc. (a)(d)	95,598	3,629,856
Acceleron Pharma, Inc. (a)(d)	12,418	504,543
Achillion Pharmaceuticals, Inc. (a)(d)	115,115	1,397,496
Acorda Therapeutics, Inc. (a)(d)	62,128	2,102,412
Actinium Pharmaceuticals, Inc. (a)(d)	38,656	120,607
Advaxis, Inc. (a)(d)	18,152	163,368

	Shares	Value
Aegerion Pharmaceuticals, Inc. (a)(d)	33,098	$ 900,266
Agenus, Inc. (a)(d)	71,608	350,879
Agios Pharmaceuticals, Inc. (a)(d)	12,599	1,351,621
Akebia Therapeutics, Inc. (a)(d)	5,435	50,328
Alder Biopharmaceuticals, Inc.	19,440	522,547
Alexion Pharmaceuticals, Inc. (a)	249,120	44,933,774
Alkermes PLC (a)	200,966	14,117,862
Alnylam Pharmaceuticals, Inc. (a)(d)	88,059	8,940,630
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	1,546,807
Amgen, Inc.	956,078	150,792,622
Amicus Therapeutics, Inc. (a)(d)	104,894	918,871
Anacor Pharmaceuticals, Inc. (a)(d)	55,134	2,398,329
Anthera Pharmaceuticals, Inc. (a)(d)	58,148	293,647
Applied Genetic Technologies Corp.	5,553	112,670
Ardelyx, Inc.	4,936	77,717
Arena Pharmaceuticals, Inc. (a)(d)	308,170	1,389,847
Argos Therapeutics, Inc. (a)(d)	5,077	45,795
ARIAD Pharmaceuticals, Inc. (a)(d)	213,587	1,736,462
ArQule, Inc. (a)	65,290	122,745
Array BioPharma, Inc. (a)(d)	168,502	1,341,276
Arrowhead Research Corp. (a)(d)	55,996	421,650
Atara Biotherapeutics, Inc.	7,172	140,284
Athersys, Inc. (a)(d)	92,903	240,619
Auspex Pharmaceuticals, Inc. (d)	23,001	1,546,587
Avalanche Biotechnologies, Inc. (a)	12,370	447,547
AVEO Pharmaceuticals, Inc. (a)	43,200	54,000
BioCryst Pharmaceuticals, Inc. (a)(d)	79,931	815,296
Biogen Idec, Inc. (a)	296,833	121,579,828
BioMarin Pharmaceutical, Inc. (a)	193,260	20,692,348
Biospecifics Technologies Corp. (a)	1,441	56,141
Biota Pharmaceuticals, Inc. (a)	46,093	116,154
BioTime, Inc. (a)(d)	47,203	198,253
bluebird bio, Inc. (a)(d)	35,930	3,424,848
BrainStorm Cell Therpeutic, Inc. (a)	15,396	65,433
Calithera Biosciences, Inc.	11,343	172,640
Cancer Genetics, Inc. (a)(d)	9,725	85,191
Cara Therapeutics, Inc.	6,290	64,473
CASI Pharmaceuticals, Inc. (a)	289	465
Catalyst Pharmaceutical Partners, Inc. (a)(d)	52,850	198,716
Cel-Sci Corp. (a)(d)	28,340	29,474
Celgene Corp. (a)	1,004,372	122,061,329
Celladon Corp. (a)	15,979	290,019
Celldex Therapeutics, Inc. (a)(d)	107,399	2,742,970
Cellular Biomedicine Group, Inc. (a)(d)	3,567	106,974
Cellular Dynamics International, Inc. (a)	4,597	24,962
Celsion Corp. (a)(d)	10,682	30,871
Cepheid, Inc. (a)(d)	85,274	4,846,974
ChemoCentryx, Inc. (a)(d)	22,820	185,755
Chimerix, Inc. (a)(d)	44,968	1,820,305
Cleveland Biolabs, Inc. (a)	1,774	5,996
Clovis Oncology, Inc. (a)	39,949	3,054,501
Coherus BioSciences, Inc.	7,929	250,477
Conatus Pharmaceuticals, Inc. (a)(d)	7,362	46,822
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Concert Pharmaceuticals, Inc.	5,337	$ 76,799
CorMedix, Inc. (a)(d)	24,430	126,059
Coronado Biosciences, Inc. (a)(d)	18,457	47,434
CTI BioPharma Corp. (a)(d)	129,276	302,506
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	112,289	345,850
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	17,294
Cytokinetics, Inc. (a)(d)	40,859	315,023
Cytori Therapeutics, Inc. (a)(d)	69,588	77,939
CytRx Corp. (a)(d)	55,459	179,133
DARA BioSciences, Inc. (a)	1,702	1,668
Dicerna Pharmaceuticals, Inc. (d)	13,410	327,606
Discovery Laboratories, Inc. (a)(d)	132,829	213,855
Dyax Corp. (a)	180,237	2,723,381
Dynavax Technologies Corp. (a)(d)	27,597	485,707
Eagle Pharmaceuticals, Inc.	6,163	209,542
Eleven Biotherapeutics, Inc.	6,105	64,530
Emergent BioSolutions, Inc. (a)(d)	38,141	1,143,086
Enanta Pharmaceuticals, Inc. (a)(d)	16,864	604,068
Enzon Pharmaceuticals, Inc.	43,430	45,602
Epirus Biopharmaceuticals, Inc. (a)(d)	17,330	182,485
Epizyme, Inc. (a)(d)	20,607	484,677
Esperion Therapeutics, Inc. (a)	10,661	665,779
Exact Sciences Corp. (a)(d)	122,260	2,747,182
Exelixis, Inc. (a)(d)	211,854	620,732
Fibrocell Science, Inc. (a)	25,988	126,562
FibroGen, Inc.	12,857	409,110
Five Prime Therapeutics, Inc. (a)(d)	27,013	695,315
Flexion Therapeutics, Inc. (d)	12,508	285,307
Foundation Medicine, Inc. (a)(d)	24,382	1,164,484
Galectin Therapeutics, Inc. (a)(d)	13,518	45,961
Galena Biopharma, Inc. (a)(d)	133,911	241,040
Galmed Pharmaceuticals Ltd. (a)	3,203	30,396
Genocea Biosciences, Inc. (d)	8,642	74,580
Genomic Health, Inc. (a)	18,393	559,147
GenVec, Inc. (a)	8,140	25,885
Geron Corp. (a)(d)	196,151	592,376
Gilead Sciences, Inc. (a)	1,897,325	196,430,057
GlycoMimetics, Inc. (a)	10,456	86,994
GTx, Inc. (a)	19,627	15,702
Halozyme Therapeutics, Inc. (a)(d)	125,362	1,889,205
Harvard Apparatus (a)	3,080	11,304
Heat Biologics, Inc. (a)(d)	3,136	20,886
Hemispherx Biopharma, Inc. (a)(d)	130,774	31,778
Heron Therapeutics, Inc. (a)	22,688	294,717
Hyperion Therapeutics, Inc. (a)	17,485	516,682
iBio, Inc. (a)(d)	40,361	40,361
Idera Pharmaceuticals, Inc. (a)(d)	80,821	393,598
Immune Design Corp. (a)	6,302	138,896
ImmunoCellular Therapeutics Ltd. (a)	41,923	23,896
ImmunoGen, Inc. (a)(d)	137,379	1,044,080

	Shares	Value
Immunomedics, Inc. (a)(d)	99,673	$ 406,666
Incyte Corp. (a)(d)	193,729	16,631,635
Infinity Pharmaceuticals, Inc. (a)	64,535	980,932
Inovio Pharmaceuticals, Inc. (a)(d)	64,716	457,866
Insmed, Inc. (a)	59,907	1,110,676
Insys Therapeutics, Inc. (a)(d)	14,979	899,639
Intercept Pharmaceuticals, Inc. (a)(d)	15,228	3,371,022
Intrexon Corp. (a)(d)	56,952	2,338,449
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	2,318,566
Isis Pharmaceuticals, Inc. (a)(d)	147,478	10,111,092
IsoRay, Inc. (a)(d)	31,040	48,422
Karyopharm Therapeutics, Inc. (a)	26,763	729,559
Keryx Biopharmaceuticals, Inc. (a)(d)	130,530	1,587,245
Kindred Biosciences, Inc. (a)(d)	10,713	71,884
Kite Pharma, Inc.	13,267	868,192
KYTHERA Biopharmaceuticals, Inc. (a)(d)	24,408	1,014,152
La Jolla Pharmaceutical Co. (a)	15,002	304,991
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	453,406
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,267,546
Loxo Oncology, Inc.	2,982	38,289
Lpath, Inc. (a)	7,871	23,062
Macrogenics, Inc. (a)(d)	29,197	1,009,340
MannKind Corp. (a)(d)	336,759	2,195,669
Mast Therapeutics, Inc. (a)	29,390	15,283
Medgenics, Inc. (a)(d)	27,208	213,311
Medivation, Inc. (a)	96,404	11,330,362
MEI Pharma, Inc. (a)	26,819	157,964
Merrimack Pharmaceuticals, Inc. (a)(d)	130,664	1,400,718
MiMedx Group, Inc. (a)(d)	113,798	1,177,809
Momenta Pharmaceuticals, Inc. (a)	54,727	747,024
Myriad Genetics, Inc. (a)(d)	91,480	3,116,724
Nanosphere, Inc. (a)(d)	36,229	11,927
NanoViricides, Inc. (a)(d)	32,620	86,117
Navidea Biopharmaceuticals, Inc. (a)(d)	148,549	240,649
Neuralstem, Inc. (a)(d)	106,528	400,545
Neurocrine Biosciences, Inc. (a)(d)	88,195	3,444,015
NewLink Genetics Corp. (a)(d)	24,740	1,065,799
Northwest Biotherapeutics, Inc. (a)(d)	40,748	300,313
Novavax, Inc. (a)(d)	314,654	2,879,084
Ohr Pharmaceutical, Inc. (a)	18,778	144,403
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	24,247
OncoMed Pharmaceuticals, Inc. (a)	11,507	287,445
Onconova Therapeutics, Inc. (a)(d)	6,241	14,292
Oncothyreon, Inc. (a)	72,374	115,798
Opexa Therapeutics, Inc. (a)	5,726	4,524
Ophthotech Corp. (a)(d)	12,066	648,367
Opko Health, Inc. (a)(d)	313,163	4,559,653
Oragenics, Inc. (a)	9,973	11,269
Orexigen Therapeutics, Inc. (a)(d)	166,751	940,476
Organovo Holdings, Inc. (a)(d)	81,267	481,101
Osiris Therapeutics, Inc. (a)(d)	18,170	313,796
Otonomy, Inc.	21,606	801,150
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OvaScience, Inc. (a)(d)	23,544	$ 1,071,487
OXiGENE, Inc. (a)(d)	561	987
Palatin Technologies, Inc. (a)(d)	9,275	8,742
Paratek Pharmaceuticals, Inc. (a)	1,393	40,717
PDL BioPharma, Inc. (d)	181,078	1,263,924
Peregrine Pharmaceuticals, Inc. (a)(d)	243,489	343,319
Pfenex, Inc. (a)	9,386	137,974
Pharmacyclics, Inc. (a)(d)	77,976	16,837,358
PharmAthene, Inc. (a)(d)	51,372	86,305
Portola Pharmaceuticals, Inc. (a)(d)	88,717	3,378,343
Progenics Pharmaceuticals, Inc. (a)(d)	85,314	555,394
Proteon Therapeutics, Inc.	1,427	15,426
Prothena Corp. PLC (a)(d)	29,812	792,403
PTC Therapeutics, Inc. (a)(d)	26,728	1,906,508
Puma Biotechnology, Inc. (a)(d)	25,665	5,466,902
Radius Health, Inc. (a)(d)	15,736	671,140
Raptor Pharmaceutical Corp. (a)(d)	97,027	899,440
Receptos, Inc. (a)	38,738	4,905,780
Regado Biosciences, Inc. (a)(d)	15,917	18,305
Regeneron Pharmaceuticals, Inc. (a)(d)	92,901	38,446,150
Regulus Therapeutics, Inc. (a)(d)	29,427	544,988
Repligen Corp. (a)(d)	36,890	948,442
Retrophin, Inc. (a)(d)	33,262	470,990
Rexahn Pharmaceuticals, Inc. (a)(d)	252,511	201,883
Rigel Pharmaceuticals, Inc. (a)	75,480	225,685
Sage Therapeutics, Inc. (d)	5,499	238,932
Sangamo Biosciences, Inc. (a)(d)	84,275	1,417,506
Sarepta Therapeutics, Inc. (a)(d)	40,979	569,608
Seattle Genetics, Inc. (a)(d)	128,581	4,661,061
Sorrento Therapeutics, Inc. (a)(d)	22,484	290,493
Spectrum Pharmaceuticals, Inc. (a)(d)	70,340	438,218
StemCells, Inc. (a)	41,468	46,444
Stemline Therapeutics, Inc. (a)(d)	20,998	318,960
Sunesis Pharmaceuticals, Inc. (a)	32,643	72,467
Synageva BioPharma Corp. (a)(d)	29,192	2,882,126
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	335,274
Synta Pharmaceuticals Corp. (a)(d)	94,692	227,261
Synthetic Biologics, Inc. (a)(d)	46,314	107,448
T2 Biosystems, Inc. (d)	5,534	91,754
Targacept, Inc. (a)(d)	18,977	49,910
Tenax Therapeutics, Inc. (a)(d)	1,373	4,325
TESARO, Inc. (a)(d)	24,183	1,289,679
TetraLogic Pharmaceuticals Corp. (a)(d)	5,276	25,430
TG Therapeutics, Inc. (a)(d)	39,520	573,435
Threshold Pharmaceuticals, Inc. (a)(d)	66,603	291,055
Tokai Pharmaceuticals, Inc. (d)	5,465	82,685
Trevena, Inc.	18,054	97,311
Trovagene, Inc. (a)	18,991	107,299
Ultragenyx Pharmaceutical, Inc. (d)	31,984	1,735,772
United Therapeutics Corp. (a)(d)	59,588	9,239,119
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	474,451

	Shares	Value
Verastem, Inc. (a)(d)	47,048	$ 350,037
Vericel Corp. (a)	3,923	14,123
Versartis, Inc. (a)(d)	25,643	507,988
Vertex Pharmaceuticals, Inc. (a)	301,644	36,025,343
Vical, Inc. (a)	65,666	66,979
Vitae Pharmaceuticals, Inc. (d)	16,202	188,267
Vital Therapies, Inc.	7,644	169,315
Xencor, Inc. (a)(d)	23,690	369,564
XOMA Corp. (a)(d)	99,609	367,557
Zafgen, Inc. (d)	17,716	684,723
ZIOPHARM Oncology, Inc. (a)(d)	141,688	1,595,407
		971,295,518
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	29,889	1,820,838
Abbott Laboratories	1,894,146	89,725,696
Abiomed, Inc. (a)(d)	44,903	2,729,653
Accuray, Inc. (a)(d)	93,204	836,972
Alere, Inc. (a)	96,349	4,380,989
Align Technology, Inc. (a)	89,927	5,157,313
Alliqua Biomedical, Inc. (a)(d)	4,397	24,535
Alphatec Holdings, Inc. (a)	36,801	53,361
Analogic Corp.	15,585	1,350,596
Angiodynamics, Inc. (a)(d)	38,160	709,776
Anika Therapeutics, Inc. (a)(d)	16,592	662,353
Antares Pharma, Inc. (a)(d)	159,300	415,773
Atossa Genetics, Inc. (a)(d)	789	1,515
Atricure, Inc. (a)	34,596	611,657
Atrion Corp.	1,969	639,925
AxoGen, Inc. (a)	17,932	56,844
Bacterin International Holdings, Inc. (a)	974	3,506
Baxter International, Inc.	681,233	47,107,262
Becton, Dickinson & Co.	240,747	35,322,400
BioLase Technology, Inc.	31,172	67,643
Boston Scientific Corp. (a)	1,659,124	28,039,196
C.R. Bard, Inc.	91,991	15,559,358
Cantel Medical Corp.	48,934	2,221,604
Cardica, Inc. (a)	23,778	15,037
Cardiovascular Systems, Inc. (a)	37,106	1,399,267
CareFusion Corp. (a)	255,106	15,326,768
Cerus Corp. (a)(d)	120,620	575,961
Cesca Therapeutics, Inc. (a)	15,844	14,486
CONMED Corp.	32,943	1,689,976
Cryolife, Inc.	28,209	295,630
Cutera, Inc. (a)	15,449	198,520
Cyberonics, Inc. (a)(d)	38,945	2,667,733
Cynosure, Inc. Class A (a)(d)	24,901	757,488
Delcath Systems, Inc. (a)(d)	7,494	9,517
DENTSPLY International, Inc.	185,229	9,818,989
Derma Sciences, Inc. (a)(d)	27,081	214,482
DexCom, Inc. (a)(d)	89,409	5,430,703
Echo Therapeutics, Inc. (a)	2,009	4,701
Edwards Lifesciences Corp. (a)	133,911	17,812,841
Endologix, Inc. (a)(d)	92,123	1,452,780
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
EnteroMedics, Inc. (a)(d)	53,456	$ 56,663
ERBA Diagnostics, Inc. (a)	3,094	10,671
Exactech, Inc. (a)	10,055	234,784
Fonar Corp. (a)	7,275	96,830
Genmark Diagnostics, Inc. (a)(d)	42,342	538,167
Globus Medical, Inc. (a)	81,315	1,974,328
Greatbatch, Inc. (a)(d)	28,475	1,513,162
Haemonetics Corp. (a)(d)	65,465	2,910,574
Halyard Health, Inc. (a)(d)	61,968	2,853,007
Hansen Medical, Inc. (a)(d)	48,696	38,192
HeartWare International, Inc. (a)(d)	19,657	1,675,366
Hill-Rom Holdings, Inc.	72,156	3,457,716
Hologic, Inc. (a)	344,492	11,154,651
ICU Medical, Inc. (a)(d)	17,344	1,542,055
IDEXX Laboratories, Inc. (a)(d)	62,216	9,757,335
Inogen, Inc.	13,765	457,686
Insulet Corp. (a)	70,939	2,250,894
Integra LifeSciences Holdings Corp. (a)(d)	34,810	2,088,948
Intuitive Surgical, Inc. (a)	45,800	22,900,000
Invacare Corp.	43,063	816,905
K2M Group Holdings, Inc.	22,830	467,787
Kewaunee Scientific Corp.	1,376	25,002
Ldr Holding Corp. (a)(d)	17,638	689,469
LeMaitre Vascular, Inc.	3,845	29,299
Masimo Corp. (a)(d)	62,689	1,847,445
Medtronic PLC	1,777,132	137,887,672
MELA Sciences, Inc. (a)(d)	4,012	7,101
Meridian Bioscience, Inc.	44,602	883,120
Merit Medical Systems, Inc. (a)	47,538	932,220
Misonix, Inc. (a)	3,683	45,743
Natus Medical, Inc. (a)	43,776	1,566,743
Neogen Corp. (a)	43,866	2,243,746
Nevro Corp.	11,639	486,859
NuVasive, Inc. (a)	55,373	2,533,315
NxStage Medical, Inc. (a)(d)	68,384	1,174,837
Ocular Therapeutix, Inc. (d)	6,614	236,583
OraSure Technologies, Inc. (a)	68,939	493,603
Orthofix International NV (a)	22,001	713,492
Perseon Corp. (a)	46,363	22,625
PhotoMedex, Inc. (a)(d)	6,551	11,792
Quidel Corp. (a)(d)	35,813	919,678
ResMed, Inc. (d)	173,337	11,155,969
Retractable Technologies, Inc. (a)	5,248	21,937
Rockwell Medical Technologies, Inc. (a)(d)	50,918	509,180
RTI Biologics, Inc. (a)	61,233	325,760
Sirona Dental Systems, Inc. (a)(d)	67,791	6,156,779
St. Jude Medical, Inc.	356,277	23,756,550
Staar Surgical Co. (a)(d)	34,338	235,559
Stereotaxis, Inc. (a)(d)	3,270	7,750
Steris Corp.	98,802	6,374,705
Stryker Corp.	377,170	35,736,858

	Shares	Value
SurModics, Inc. (a)	19,525	$ 469,576
Symmetry Surgical, Inc. (a)	7,341	54,323
Synergetics U.S.A., Inc. (a)	19,727	89,166
Tandem Diabetes Care, Inc. (a)(d)	11,476	134,269
TearLab Corp. (a)(d)	17,390	45,214
Teleflex, Inc.	53,220	6,476,342
The Cooper Companies, Inc.	58,635	9,614,381
The Spectranetics Corp. (a)(d)	57,749	1,952,494
Thoratec Corp. (a)(d)	75,606	3,078,676
Tornier NV (a)	43,234	1,056,639
TransEnterix, Inc. (a)(d)	65,065	186,086
TriVascular Technologies, Inc. (d)	5,628	57,743
Unilife Corp. (a)(d)	142,037	561,046
Uroplasty, Inc. (a)	1,597	1,948
Utah Medical Products, Inc.	1,199	71,221
Varian Medical Systems, Inc. (a)(d)	126,250	11,737,463
Vascular Solutions, Inc. (a)(d)	17,548	512,051
Veracyte, Inc. (a)(d)	8,684	76,332
Vermillion, Inc. (a)(d)	5,249	9,763
West Pharmaceutical Services, Inc.	94,110	5,149,699
Wright Medical Group, Inc. (a)	70,704	1,741,440
Zeltiq Aesthetics, Inc. (a)(d)	33,895	1,131,076
Zimmer Holdings, Inc.	211,212	25,427,813
		668,645,517
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (d)	5,843	210,290
Acadia Healthcare Co., Inc. (a)(d)	57,055	3,607,588
Addus HomeCare Corp. (a)	6,027	131,991
Adeptus Health, Inc. Class A (d)	5,548	246,054
Aetna, Inc.	440,341	43,835,947
Air Methods Corp. (a)(d)	45,048	2,387,094
Alliance Healthcare Services, Inc. (a)	17,141	409,841
Almost Family, Inc. (a)	9,932	353,778
Amedisys, Inc. (a)(d)	46,941	1,416,210
AmerisourceBergen Corp.	258,132	26,525,644
AMN Healthcare Services, Inc. (a)(d)	76,320	1,721,779
AmSurg Corp. (a)(d)	60,879	3,658,828
Anthem, Inc.	337,427	49,416,184
Bio-Reference Laboratories, Inc. (a)(d)	31,917	1,115,180
BioScrip, Inc. (a)(d)	97,179	593,764
BioTelemetry, Inc. (a)	34,161	329,654
Brookdale Senior Living, Inc. (a)	242,983	9,114,292
Capital Senior Living Corp. (a)	37,012	925,300
Cardinal Health, Inc.	415,322	36,544,183
Centene Corp. (a)(d)	144,414	8,875,684
Chemed Corp.	19,372	2,256,451
Cigna Corp.	327,353	39,815,945
Civitas Solutions, Inc.	15,425	292,921
Community Health Systems, Inc. (a)	145,857	7,076,982
Corvel Corp. (a)	17,696	626,969
Cross Country Healthcare, Inc. (a)(d)	40,427	523,934
DaVita HealthCare Partners, Inc. (a)	219,925	16,406,405
Envision Healthcare Holdings, Inc. (a)	166,801	6,108,253
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
ExamWorks Group, Inc. (a)(d)	46,646	$ 1,884,498
Express Scripts Holding Co. (a)	923,194	78,277,619
Five Star Quality Care, Inc. (a)	46,768	170,236
Genesis HealthCare, Inc. Class A (a)	27,157	193,086
Hanger, Inc. (a)(d)	45,074	1,166,966
HCA Holdings, Inc. (a)	379,449	27,145,781
Health Net, Inc. (a)	94,239	5,404,607
HealthEquity, Inc. (a)	11,244	227,916
HealthSouth Corp.	110,704	4,811,196
Healthways, Inc. (a)(d)	40,578	908,136
Henry Schein, Inc. (a)	105,627	14,793,061
Hooper Holmes, Inc. (a)	6,267	3,698
Humana, Inc.	191,671	31,506,879
IPC The Hospitalist Co., Inc. (a)(d)	20,567	889,317
Kindred Healthcare, Inc. (d)	101,514	2,154,127
Laboratory Corp. of America Holdings (a)	123,524	15,197,158
Landauer, Inc.	14,935	569,621
LHC Group, Inc. (a)	14,928	504,566
LifePoint Hospitals, Inc. (a)	57,527	4,139,643
Magellan Health Services, Inc. (a)	33,160	2,124,561
McKesson Corp.	291,701	66,712,019
MEDNAX, Inc. (a)(d)	129,284	9,239,927
Molina Healthcare, Inc. (a)(d)	36,812	2,344,556
National Healthcare Corp.	12,309	775,590
National Research Corp. Class A	3,663	50,916
NeoStem, Inc. (a)(d)	15,337	57,667
Omnicare, Inc.	126,227	9,686,660
Owens & Minor, Inc.	80,650	2,875,979
Patterson Companies, Inc.	106,597	5,337,845
PDI, Inc. (a)	1,365	2,443
PharMerica Corp. (a)	42,657	1,066,425
Premier, Inc. (a)	38,595	1,414,893
Providence Service Corp. (a)	13,245	609,270
Quest Diagnostics, Inc.	178,129	12,493,968
RadNet, Inc. (a)	31,699	277,683
Select Medical Holdings Corp.	129,424	1,754,989
Sharps Compliance Corp. (a)	5,184	28,460
Surgical Care Affiliates, Inc. (a)	18,638	605,362
Team Health Holdings, Inc. (a)	90,863	5,385,450
Tenet Healthcare Corp. (a)	123,038	5,696,659
The Ensign Group, Inc.	23,611	1,040,537
Triple-S Management Corp. (a)	25,096	473,060
Trupanion, Inc. (d)	5,857	44,572
U.S. Physical Therapy, Inc.	15,784	669,084
UnitedHealth Group, Inc.	1,205,935	137,030,394
Universal American Spin Corp. (a)	61,823	572,481
Universal Health Services, Inc. Class B	113,232	12,834,847

	Shares	Value
VCA, Inc. (a)	109,673	$ 5,843,377
Wellcare Health Plans, Inc. (a)	58,391	5,302,487
		746,827,417
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	203,054	2,437,663
athenahealth, Inc. (a)(d)	47,776	6,070,896
Authentidate Holding Corp. (a)	816	588
Castlight Health, Inc. Class B (a)(d)	20,545	149,773
Cerner Corp. (a)	368,787	26,574,791
CollabRx, Inc. (a)	87	117
Computer Programs & Systems, Inc. (d)	21,937	1,153,886
HealthStream, Inc. (a)(d)	34,016	880,334
HMS Holdings Corp. (a)(d)	114,613	2,010,312
iCAD, Inc. (a)	14,864	147,748
Imprivata, Inc.	3,026	41,426
IMS Health Holdings, Inc. (d)	127,188	3,347,588
MedAssets, Inc. (a)	79,151	1,520,491
Medidata Solutions, Inc. (a)(d)	67,161	3,231,116
Merge Healthcare, Inc. (a)	65,230	260,920
Omnicell, Inc. (a)	38,848	1,361,622
Quality Systems, Inc.	52,869	918,863
Veeva Systems, Inc. Class A (a)	59,846	1,847,446
Vocera Communications, Inc. (a)	14,570	151,237
		52,106,817
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	35,982	719,640
Affymetrix, Inc. (a)(d)	78,656	920,275
Agilent Technologies, Inc.	418,625	17,670,161
Albany Molecular Research, Inc. (a)(d)	23,897	387,609
Apricus Biosciences, Inc. (a)(d)	37,784	83,125
BG Medicine, Inc. (a)(d)	3,134	2,241
Bio-Rad Laboratories, Inc. Class A (a)	30,427	3,869,706
Bio-Techne Corp.	47,875	4,669,249
Bruker Corp. (a)	149,896	2,852,521
Cambrex Corp. (a)	40,515	1,387,639
Charles River Laboratories International, Inc. (a)	57,625	4,418,109
Enzo Biochem, Inc. (a)	23,268	71,200
Fluidigm Corp. (a)(d)	33,180	1,466,556
Harvard Bioscience, Inc. (a)	18,919	103,298
Illumina, Inc. (a)	177,607	34,715,064
INC Research Holdings, Inc. Class A	12,342	369,396
Luminex Corp. (a)	47,008	739,906
Mettler-Toledo International, Inc. (a)(d)	36,042	11,323,315
Nanostring Technologies, Inc. (a)(d)	9,816	103,166
NeoGenomics, Inc. (a)	53,713	243,857
Pacific Biosciences of California, Inc. (a)(d)	73,041	460,158
PAREXEL International Corp. (a)	67,794	4,370,001
PerkinElmer, Inc.	134,059	6,300,773
PRA Health Sciences, Inc.	17,623	555,477
pSivida Corp. (a)	25,265	111,166
Quintiles Transnational Holdings, Inc. (a)	91,364	5,936,833
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Sequenom, Inc. (a)(d)	174,667	$ 611,335
Thermo Fisher Scientific, Inc.	502,137	65,277,810
VWR Corp. (d)	44,733	1,098,195
Waters Corp. (a)	105,086	12,650,253
		183,488,034
Pharmaceuticals - 5.3%
AbbVie, Inc.	2,003,359	121,203,220
AcelRx Pharmaceuticals, Inc. (a)(d)	24,453	216,654
Achaogen, Inc. (a)	5,847	65,311
Actavis PLC (a)	332,741	96,947,418
Acura Pharmaceuticals, Inc. (a)(d)	2,885	2,452
Aerie Pharmaceuticals, Inc. (a)(d)	17,057	479,643
Agile Therapeutics, Inc. (a)	2,699	29,257
Akorn, Inc. (a)(d)	99,142	5,334,831
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	29,299
Alimera Sciences, Inc. (a)(d)	22,049	115,316
Allergan, Inc.	373,654	86,964,232
Amphastar Pharmaceuticals, Inc. (a)	9,174	128,436
Ampio Pharmaceuticals, Inc. (a)(d)	59,082	333,222
ANI Pharmaceuticals, Inc. (a)(d)	10,919	735,504
Aratana Therapeutics, Inc. (a)(d)	38,612	743,667
Assembly Biosciences, Inc. (a)	1,399	18,900
AstraZeneca PLC rights (a)	7,692	0
Bio Path Holdings, Inc. (a)(d)	166,645	308,293
Biodel, Inc. (a)(d)	8,109	11,028
Biodelivery Sciences International, Inc. (a)	45,070	675,825
Bristol-Myers Squibb Co.	2,085,167	127,028,374
Catalent, Inc. (a)(d)	126,939	3,550,484
Cempra, Inc. (a)(d)	49,335	1,633,975
Columbia Laboratories, Inc. (a)	5,322	36,935
Corcept Therapeutics, Inc. (a)(d)	82,171	271,986
Cumberland Pharmaceuticals, Inc. (a)	7,158	43,449
CymaBay Therapeutics, Inc. (a)	11,918	100,707
DepoMed, Inc. (a)(d)	71,075	1,560,096
Dermira, Inc.	15,255	255,216
Durect Corp. (a)	121,504	127,579
Egalet Corp. (d)	5,268	79,073
Eli Lilly & Co.	1,228,895	86,231,562
Endo Health Solutions, Inc. (a)	219,577	18,795,791
Endocyte, Inc. (a)(d)	47,373	274,763
Heska Corp. (a)	1,670	35,905
Horizon Pharma PLC (a)(d)	82,677	1,697,359
Hospira, Inc. (a)	214,554	18,782,057
IGI Laboratories, Inc. (a)(d)	31,510	362,995
Impax Laboratories, Inc. (a)	80,129	3,228,397
Intersect ENT, Inc.	7,011	185,161
Intra-Cellular Therapies, Inc. (a)(d)	23,113	574,358
Jazz Pharmaceuticals PLC (a)(d)	76,159	12,953,884
Johnson & Johnson	3,519,543	360,788,353
Lannett Co., Inc. (a)(d)	33,171	2,069,870

	Shares	Value
Lipocine, Inc. (a)	7,802	$ 56,486
Mallinckrodt PLC (a)	145,074	16,933,037
Marinus Pharmaceuticals, Inc.	2,586	29,636
Merck & Co., Inc.	3,586,734	209,967,408
Mylan N.V. (a)	469,947	26,939,712
Nektar Therapeutics (a)(d)	178,486	2,332,812
Ocera Therapeutics, Inc. (a)(d)	10,720	60,514
Omeros Corp. (a)(d)	47,654	994,539
Pacira Pharmaceuticals, Inc. (a)(d)	44,811	5,142,958
Pain Therapeutics, Inc. (a)	34,536	65,618
Pernix Therapeutics Holdings, Inc. (a)(d)	26,326	282,478
Perrigo Co. PLC	176,169	27,212,825
Pfizer, Inc.	7,910,106	271,474,838
Phibro Animal Health Corp. Class A	37,189	1,348,845
Pozen, Inc. (a)(d)	23,223	170,225
Prestige Brands Holdings, Inc. (a)(d)	64,211	2,474,692
Relypsa, Inc. (a)(d)	13,726	532,569
Repros Therapeutics, Inc. (a)(d)	24,715	227,625
Revance Therapeutics, Inc. (d)	15,387	246,961
Sagent Pharmaceuticals, Inc. (a)(d)	25,120	682,762
Salix Pharmaceuticals Ltd. (a)(d)	79,483	12,494,728
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	355,531
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	611,755
Supernus Pharmaceuticals, Inc. (a)(d)	26,858	241,453
Tetraphase Pharmaceuticals, Inc. (a)(d)	30,643	1,209,173
The Medicines Company (a)(d)	85,688	2,464,815
TherapeuticsMD, Inc. (a)(d)	153,406	777,768
Theravance Biopharma, Inc. (a)(d)	25,221	548,052
Theravance, Inc. (d)	113,621	2,051,995
VIVUS, Inc. (a)(d)	111,051	289,843
XenoPort, Inc. (a)	89,350	612,048
Zoetis, Inc. Class A	626,251	28,863,909
Zogenix, Inc. (a)(d)	115,304	193,711
ZS Pharma, Inc.	7,310	361,626
		1,573,263,784
TOTAL HEALTH CARE		4,195,627,087
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.5%
AAR Corp.	45,448	1,336,171
AeroVironment, Inc. (a)(d)	21,575	591,371
American Science & Engineering, Inc.	13,204	690,437
API Technologies Corp. (a)	22,349	43,581
Astronics Corp. (a)	22,140	1,540,058
Astrotech Corp. (a)(d)	8,707	26,208
BE Aerospace, Inc.	133,599	8,488,880
Breeze Industrial Products Corp. (a)	1,281	12,951
CPI Aerostructures, Inc. (a)(d)	3,805	46,041
Cubic Corp.	29,193	1,525,918
Curtiss-Wright Corp.	58,485	4,244,841
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. (a)(d)	87,334	$ 2,903,856
Ducommun, Inc. (a)	15,643	389,198
Engility Holdings, Inc.	28,046	1,012,461
Erickson Air-Crane, Inc. (a)(d)	6,239	38,370
Esterline Technologies Corp. (a)(d)	40,020	4,716,357
Exelis, Inc.	239,811	5,803,426
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,726,327
General Dynamics Corp.	395,435	54,878,469
HEICO Corp.	30,423	1,802,867
HEICO Corp. Class A	50,828	2,319,790
Hexcel Corp.	126,406	6,014,397
Honeywell International, Inc.	984,095	101,145,284
Huntington Ingalls Industries, Inc.	60,530	8,554,705
Innovative Solutions & Support, Inc. (a)(d)	21,878	91,669
KEYW Holding Corp. (a)(d)	42,284	369,139
KLX, Inc. (a)	64,180	2,563,349
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	259,246
L-3 Communications Holdings, Inc.	106,060	13,727,346
LMI Aerospace, Inc. (a)	6,877	97,928
Lockheed Martin Corp.	338,536	67,724,127
Micronet Enertec Technologies, Inc. (a)	3,018	9,688
Moog, Inc. Class A (a)(d)	52,323	3,948,294
National Presto Industries, Inc. (d)	4,216	255,658
Northrop Grumman Corp.	252,370	41,820,233
Orbital ATK, Inc.	75,171	4,982,334
Precision Castparts Corp.	178,986	38,714,672
Raytheon Co.	388,598	42,267,804
Rockwell Collins, Inc.	165,444	14,737,752
SIFCO Industries, Inc.	891	18,488
Sparton Corp. (a)	13,384	307,163
Spirit AeroSystems Holdings, Inc. Class A (a)	160,053	7,876,208
Taser International, Inc. (a)(d)	64,377	1,511,572
Teledyne Technologies, Inc. (a)(d)	51,475	5,190,224
Textron, Inc.	346,464	15,351,820
The Boeing Co.	833,398	125,718,088
TransDigm Group, Inc.	61,678	13,375,491
Triumph Group, Inc.	65,091	3,891,791
United Technologies Corp.	1,065,052	129,840,489
Vectrus, Inc. (a)	13,322	423,773
		744,926,310
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	974,507
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,646,749
C.H. Robinson Worldwide, Inc.	182,744	13,577,879
Echo Global Logistics, Inc. (a)(d)	19,946	579,232
Expeditors International of Washington, Inc.	239,098	11,548,433
FedEx Corp.	329,503	58,315,441
Forward Air Corp.	38,499	2,059,697

	Shares	Value
Hub Group, Inc. Class A (a)	45,548	$ 1,838,773
Park-Ohio Holdings Corp.	11,143	643,508
Radiant Logistics, Inc. (a)	14,104	65,019
United Parcel Service, Inc. Class B	876,390	89,155,155
UTi Worldwide, Inc. (a)(d)	124,047	1,622,535
XPO Logistics, Inc. (a)(d)	84,561	3,733,368
		185,760,296
Airlines - 0.6%
Alaska Air Group, Inc.	162,890	10,367,949
Allegiant Travel Co.	24,598	4,516,685
American Airlines Group, Inc.	898,457	43,036,090
CHC Group Ltd. (a)	40,486	99,596
Delta Air Lines, Inc.	1,044,281	46,491,390
Hawaiian Holdings, Inc. (a)(d)	71,807	1,329,148
JetBlue Airways Corp. (a)(d)	328,516	5,647,190
Republic Airways Holdings, Inc. (a)	81,894	1,053,976
SkyWest, Inc.	63,299	925,431
Southwest Airlines Co.	845,080	36,541,259
Spirit Airlines, Inc. (a)	89,436	6,956,332
United Continental Holdings, Inc. (a)	460,638	30,024,385
Virgin America, Inc.	17,141	600,621
		187,590,052
Building Products - 0.3%
A.O. Smith Corp.	98,582	6,213,623
AAON, Inc.	75,766	1,705,493
Advanced Drain Systems, Inc. Del	34,330	932,060
Allegion PLC	123,543	7,132,137
American Woodmark Corp. (a)	13,666	719,652
Apogee Enterprises, Inc.	33,247	1,524,375
Armstrong World Industries, Inc. (a)	59,409	3,316,804
Builders FirstSource, Inc. (a)(d)	87,836	529,651
Continental Building Products, Inc. (a)	37,867	789,906
Fortune Brands Home & Security, Inc.	202,661	9,387,258
Gibraltar Industries, Inc. (a)	56,316	825,593
Griffon Corp.	46,368	756,726
Insteel Industries, Inc.	19,643	426,450
Lennox International, Inc.	51,841	5,404,943
Masco Corp.	444,486	11,641,088
Masonite International Corp. (a)	22,154	1,358,926
NCI Building Systems, Inc. (a)	36,312	611,494
Norcraft Companies, Inc. (a)	5,348	110,222
Nortek, Inc. (a)	17,394	1,350,644
Owens Corning	140,028	5,553,510
Patrick Industries, Inc. (a)	10,446	577,142
PGT, Inc. (a)	53,410	543,180
Ply Gem Holdings, Inc. (a)(d)	23,624	324,358
Quanex Building Products Corp. (d)	44,676	875,203
Simpson Manufacturing Co. Ltd.	50,637	1,833,059
Trex Co., Inc. (a)(d)	46,832	2,357,991
Universal Forest Products, Inc. (d)	26,737	1,445,135
USG Corp. (a)(d)	114,286	3,221,722
		71,468,345
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	64,884	$ 2,017,244
ACCO Brands Corp. (a)	148,977	1,133,715
ADT Corp. (d)	218,622	8,574,355
ARC Document Solutions, Inc. (a)	46,203	390,877
Brady Corp. Class A (d)	63,375	1,708,590
Casella Waste Systems, Inc. Class A (a)	64,851	285,344
CECO Environmental Corp. (d)	21,126	300,623
Cenveo, Inc. (a)(d)	104,135	217,642
Cintas Corp.	120,378	10,049,155
Civeo Corp.	126,922	500,073
Clean Harbors, Inc. (a)(d)	65,972	3,673,981
Copart, Inc. (a)	150,686	5,638,670
Courier Corp.	17,378	423,328
Covanta Holding Corp.	154,806	3,354,646
Deluxe Corp.	66,088	4,398,156
Ennis, Inc.	21,290	296,996
Fuel Tech, Inc. (a)(d)	51,934	168,266
G&K Services, Inc. Class A	25,825	1,859,142
Healthcare Services Group, Inc.	92,468	3,104,151
Heritage-Crystal Clean, Inc. (a)	18,564	228,337
Herman Miller, Inc.	75,463	2,337,089
HNI Corp.	56,998	2,906,898
Hudson Technologies, Inc. (a)(d)	16,311	63,613
Industrial Services of America, Inc. (a)(d)	1,620	8,602
InnerWorkings, Inc. (a)(d)	37,723	239,541
Interface, Inc.	82,781	1,671,348
Intersections, Inc. (d)	12,865	48,244
KAR Auction Services, Inc.	172,614	6,295,233
Kimball International, Inc. Class B	40,502	386,794
Knoll, Inc.	53,871	1,143,681
Matthews International Corp. Class A	35,361	1,710,412
McGrath RentCorp. (d)	31,203	998,184
Metalico, Inc. (a)(d)	55,605	35,587
Mobile Mini, Inc.	62,262	2,583,250
Msa Safety, Inc.	37,550	1,899,279
Multi-Color Corp.	14,079	961,314
NL Industries, Inc. (a)	6,707	52,717
Performant Financial Corp. (a)(d)	31,038	162,950
Perma-Fix Environmental Services, Inc. (a)	6,937	29,274
Pitney Bowes, Inc.	257,264	5,960,807
Quad/Graphics, Inc.	35,149	823,541
Quest Resource Holding Corp. (a)	23,818	29,773
R.R. Donnelley & Sons Co. (d)	240,074	4,578,211
Republic Services, Inc.	321,117	13,140,108
Rollins, Inc.	96,164	3,225,341
SP Plus Corp. (a)(d)	19,374	438,046
Standard Register Co. (a)(d)	3,970	4,010
Steelcase, Inc. Class A	122,865	2,300,033
Stericycle, Inc. (a)	109,008	14,712,810
Swisher Hygiene, Inc. (a)	17,741	34,063

	Shares	Value
Team, Inc. (a)(d)	21,074	$ 809,242
Tetra Tech, Inc.	81,994	2,085,107
The Brink's Co. (d)	62,643	1,762,774
TRC Companies, Inc. (a)	13,255	110,679
Tyco International Ltd.	530,926	22,415,696
U.S. Ecology, Inc. (d)	25,366	1,238,368
UniFirst Corp.	21,730	2,582,176
United Stationers, Inc.	50,673	2,046,682
Viad Corp.	28,239	750,028
Virco Manufacturing Co. (a)	2,682	6,437
Waste Connections, Inc.	160,165	7,522,950
Waste Management, Inc.	539,882	29,412,771
West Corp.	35,591	1,215,433
		189,062,387
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)(d)	186,760	5,614,006
Aegion Corp. (a)(d)	40,317	729,335
Ameresco, Inc. Class A (a)	38,199	239,126
Argan, Inc.	11,917	386,468
Chicago Bridge & Iron Co. NV (d)	128,851	5,947,762
Comfort Systems U.S.A., Inc.	43,738	817,901
Dycom Industries, Inc. (a)	45,168	2,003,201
EMCOR Group, Inc.	78,469	3,454,990
Fluor Corp.	201,037	11,660,146
Furmanite Corp. (a)	40,654	282,545
Goldfield Corp.	41,171	104,163
Granite Construction, Inc. (d)	51,021	1,689,816
Great Lakes Dredge & Dock Corp. (a)(d)	65,527	399,715
Integrated Electrical Services, Inc. (a)	16,326	130,608
Jacobs Engineering Group, Inc. (a)	160,940	7,136,080
KBR, Inc.	198,749	3,237,621
Layne Christensen Co. (a)(d)	24,456	158,964
MasTec, Inc. (a)(d)	84,984	1,875,597
MYR Group, Inc. (a)(d)	25,270	698,463
Northwest Pipe Co. (a)	12,188	295,193
Orion Marine Group, Inc. (a)	26,930	274,686
Primoris Services Corp.	43,777	903,995
Quanta Services, Inc. (a)	268,961	7,740,698
Sterling Construction Co., Inc. (a)	31,847	87,898
Tutor Perini Corp. (a)	46,969	1,092,969
		56,961,946
Electrical Equipment - 0.7%
Active Power, Inc. (a)	10,523	20,520
Acuity Brands, Inc.	54,401	8,621,470
Allied Motion Technologies, Inc.	4,209	117,263
American Superconductor Corp. (a)(d)	126,771	105,423
AMETEK, Inc.	342,750	18,213,735
AZZ, Inc. (d)	29,081	1,320,859
Babcock & Wilcox Co.	134,257	4,167,337
Blue Earth, Inc. (a)(d)	48,167	55,874
Broadwind Energy, Inc. (a)	15,938	78,893
Capstone Turbine Corp. (a)(d)	814,128	576,077
Eaton Corp. PLC	592,431	42,068,525
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	869,954	$ 50,387,736
Encore Wire Corp. (d)	23,059	859,870
EnerSys	58,195	3,800,134
Enphase Energy, Inc. (a)(d)	24,126	332,456
Espey Manufacturing & Electronics Corp.	2,015	57,327
Franklin Electric Co., Inc. (d)	55,804	2,035,730
FuelCell Energy, Inc. (a)(d)	246,058	322,336
Generac Holdings, Inc. (a)(d)	81,773	4,030,591
General Cable Corp. (d)	55,434	833,727
Global Power Equipment Group, Inc.	16,601	220,793
GrafTech International Ltd. (a)	175,729	685,343
Hubbell, Inc. Class B	66,583	7,577,145
LSI Industries, Inc.	24,011	188,967
MagneTek, Inc. (a)	2,664	118,708
Ocean Power Technologies, Inc. (a)(d)	11,040	5,630
Orion Energy Systems, Inc. (a)	20,733	74,224
Plug Power, Inc. (a)(d)	172,151	530,225
Polypore International, Inc. (a)	57,464	3,407,041
Powell Industries, Inc.	13,455	453,972
Power Solutions International, Inc. (a)(d)	4,960	280,389
PowerSecure International, Inc. (a)(d)	20,869	231,437
Preformed Line Products Co.	1,961	90,108
Real Goods Solar, Inc. Class A (a)(d)	40,896	16,592
Regal-Beloit Corp.	57,797	4,504,698
Revolution Lighting Technologies, Inc. (a)(d)	38,693	42,562
Rockwell Automation, Inc.	169,234	19,807,147
Sensata Technologies Holding BV (a)(d)	206,342	11,088,819
SL Industries, Inc. (a)	4,048	156,860
SolarCity Corp. (a)(d)	62,032	3,185,964
Thermon Group Holdings, Inc. (a)(d)	39,586	970,649
Ultralife Corp. (a)	13,410	47,606
Vicor Corp. (a)	18,023	237,543
		191,928,305
Industrial Conglomerates - 1.9%
3M Co.	806,549	136,024,489
Carlisle Companies, Inc.	82,301	7,659,754
Danaher Corp.	770,942	67,287,818
General Electric Co.	12,632,381	328,315,582
Raven Industries, Inc. (d)	54,733	1,140,636
Roper Industries, Inc.	123,940	20,768,626
		561,196,905
Machinery - 1.9%
Accuride Corp. (a)	79,004	425,832
Actuant Corp. Class A	71,032	1,807,054
Adept Technology, Inc. (a)(d)	17,085	112,590
AGCO Corp. (d)	111,076	5,524,920
Alamo Group, Inc.	17,898	897,585
Albany International Corp. Class A	47,080	1,775,387
Allison Transmission Holdings, Inc.	204,986	6,522,655

	Shares	Value
Altra Industrial Motion Corp.	25,498	$ 696,095
American Railcar Industries, Inc. (d)	11,797	662,520
ARC Group Worldwide, Inc. (a)(d)	1,450	9,048
Astec Industries, Inc.	19,808	847,188
Barnes Group, Inc.	71,310	2,853,826
Blount International, Inc.	66,620	1,105,226
Briggs & Stratton Corp.	42,488	885,450
Caterpillar, Inc.	759,424	62,956,250
Chart Industries, Inc. (a)(d)	36,495	1,275,135
CIRCOR International, Inc.	19,714	1,058,050
CLARCOR, Inc. (d)	59,963	3,946,165
Colfax Corp. (a)(d)	119,530	6,296,840
Columbus McKinnon Corp. (NY Shares)	26,972	716,376
Commercial Vehicle Group, Inc. (a)	77,079	441,663
Crane Co.	60,335	4,032,188
Cummins, Inc.	213,540	30,371,794
Deere & Co.	449,315	40,707,939
Donaldson Co., Inc.	164,610	6,097,154
Douglas Dynamics, Inc. (d)	29,195	657,763
Dover Corp.	207,149	14,925,085
Dynamic Materials Corp.	17,783	287,195
Eastern Co.	2,354	46,303
Energy Recovery, Inc. (a)(d)	81,715	277,014
EnPro Industries, Inc.	27,265	1,793,219
ESCO Technologies, Inc.	32,538	1,254,015
ExOne Co. (a)(d)	13,829	209,233
Federal Signal Corp.	80,990	1,335,525
Flowserve Corp.	168,396	10,462,443
FreightCar America, Inc.	19,411	607,564
Gencor Industries, Inc. (a)	1,849	18,287
Global Brass & Copper Holdings, Inc.	28,348	398,006
Gorman-Rupp Co.	23,244	668,033
Graco, Inc.	80,230	6,079,829
Graham Corp.	12,124	274,366
Greenbrier Companies, Inc. (d)	28,092	1,650,967
Hardinge, Inc.	14,874	169,861
Harsco Corp.	94,707	1,561,718
Hillenbrand, Inc. (d)	82,630	2,619,371
Hurco Companies, Inc.	6,325	215,872
Hyster-Yale Materials Handling Class A	12,438	821,779
IDEX Corp. (d)	101,826	7,867,077
Illinois Tool Works, Inc.	446,795	44,170,154
Ingersoll-Rand PLC	351,368	23,608,416
ITT Corp.	114,023	4,682,925
John Bean Technologies Corp.	32,464	1,121,956
Joy Global, Inc.	127,606	5,655,498
Kadant, Inc.	18,429	815,299
Kennametal, Inc.	99,076	3,467,660
L.B. Foster Co. Class A	10,636	521,377
Lincoln Electric Holdings, Inc.	100,440	6,934,378
Lindsay Corp. (d)	16,477	1,443,056
Lydall, Inc. (a)(d)	21,741	692,668
Manitex International, Inc. (a)(d)	11,053	129,873
Manitowoc Co., Inc.	166,345	3,681,215
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Meritor, Inc. (a)	118,384	$ 1,691,707
Middleby Corp. (a)	72,249	7,702,466
Miller Industries, Inc.	16,197	358,926
Mueller Industries, Inc.	70,657	2,459,570
Mueller Water Products, Inc. Class A	199,590	1,828,244
Navistar International Corp. (a)(d)	84,316	2,454,439
NN, Inc.	24,922	690,589
Nordson Corp.	76,435	5,880,145
Omega Flex, Inc.	2,487	70,880
Oshkosh Corp.	95,506	4,659,738
PACCAR, Inc.	442,909	28,368,321
Pall Corp.	134,947	13,604,007
Parker Hannifin Corp.	186,982	22,940,822
Pentair PLC	234,705	15,600,841
PMFG, Inc. (a)(d)	15,367	70,688
Proto Labs, Inc. (a)(d)	35,282	2,507,845
RBC Bearings, Inc.	28,731	1,782,759
Rexnord Corp. (a)(d)	129,441	3,568,688
Snap-On, Inc.	73,973	10,891,045
SPX Corp.	46,613	4,154,617
Standex International Corp.	16,157	1,171,383
Stanley Black & Decker, Inc.	194,488	19,125,950
Sun Hydraulics Corp.	31,178	1,206,589
Supreme Industries, Inc. Class A	9,991	86,822
Tecumseh Products Co. (a)	29,489	91,121
Tennant Co.	20,971	1,370,874
Terex Corp.	126,519	3,467,886
The L.S. Starrett Co. Class A	4,836	104,699
Timken Co.	84,686	3,597,461
Titan International, Inc. (d)	65,675	655,437
Toro Co.	67,215	4,547,095
TriMas Corp. (a)	57,028	1,708,559
Trinity Industries, Inc.	192,149	6,460,049
Twin Disc, Inc.	8,286	152,380
Valmont Industries, Inc. (d)	30,830	3,842,960
Wabash National Corp. (a)(d)	85,329	1,250,070
WABCO Holdings, Inc. (a)	75,595	8,831,764
Wabtec Corp.	127,331	12,082,439
Watts Water Technologies, Inc. Class A	38,674	2,126,297
Woodward, Inc.	78,842	3,827,779
Xerium Technologies, Inc. (a)	8,661	138,230
Xylem, Inc.	220,124	7,858,427
		548,140,538
Marine - 0.0%
Baltic Trading Ltd. (d)	40,135	71,842
International Shipholding Corp.	10,420	145,880
Kirby Corp. (a)	68,938	5,313,741
Matson, Inc.	52,656	2,078,332
		7,609,795

	Shares	Value
Professional Services - 0.4%
Acacia Research Corp. (d)	61,592	$ 772,364
Advisory Board Co. (a)(d)	53,068	2,872,040
Barrett Business Services, Inc.	6,681	248,867
CBIZ, Inc. (a)	43,520	384,717
CDI Corp.	9,649	177,542
Corporate Executive Board Co.	43,212	3,379,611
CRA International, Inc. (a)	15,589	469,073
CTPartners Executive Search, Inc. (a)	7,712	53,367
Dun & Bradstreet Corp.	47,871	6,341,950
Equifax, Inc.	154,087	14,387,103
Exponent, Inc.	15,525	1,343,378
Franklin Covey Co. (a)	10,330	184,907
FTI Consulting, Inc. (a)(d)	87,714	3,234,015
GP Strategies Corp. (a)	22,618	807,236
Heidrick & Struggles International, Inc.	22,259	532,880
Hill International, Inc. (a)	25,359	91,292
Hudson Global, Inc. (a)	13,947	38,215
Huron Consulting Group, Inc. (a)	28,844	1,922,453
ICF International, Inc. (a)(d)	23,222	973,002
IHS, Inc. Class A (a)	86,242	10,136,022
Insperity, Inc.	30,164	1,562,495
Kelly Services, Inc. Class A (non-vtg.)	32,450	561,710
Kforce, Inc.	36,597	863,689
Korn/Ferry International (a)	56,905	1,741,293
Manpower, Inc.	98,923	7,959,345
Marathon Patent Group, Inc. (a)(d)	8,838	64,871
Mastech Holdings, Inc. (a)	373	3,544
MISTRAS Group, Inc. (a)	18,599	350,591
Navigant Consulting, Inc. (a)	55,503	776,487
Nielsen Holdings B.V. (d)	406,163	18,362,629
Odyssey Marine Exploration, Inc. (a)(d)	64,149	44,776
On Assignment, Inc. (a)	61,775	2,360,423
Paylocity Holding Corp. (d)	19,150	572,394
Pendrell Corp. (a)	150,288	171,328
RCM Technologies, Inc. (a)	9,908	60,241
Resources Connection, Inc.	43,312	767,489
Robert Half International, Inc.	170,458	10,561,578
RPX Corp. (a)(d)	59,374	865,673
Spherix, Inc. (a)	11	10
Towers Watson & Co.	94,041	12,366,392
TriNet Group, Inc. (d)	37,156	1,350,249
TrueBlue, Inc. (a)	53,079	1,221,348
Verisk Analytics, Inc. (a)	184,211	13,228,192
VSE Corp.	5,397	427,496
WageWorks, Inc. (a)(d)	43,055	2,473,510
Willdan Group, Inc. (a)	3,738	52,893
		127,120,680
Road & Rail - 1.1%
AMERCO	8,790	2,872,748
ArcBest Corp.	32,932	1,379,192
Avis Budget Group, Inc. (a)	131,626	7,979,168
Celadon Group, Inc. (d)	62,978	1,653,173
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Con-way, Inc.	72,845	$ 3,217,564
Covenant Transport Group, Inc. Class A (a)	11,962	380,990
CSX Corp.	1,249,506	42,870,551
Genesee & Wyoming, Inc. Class A (a)(d)	61,185	6,308,174
Heartland Express, Inc. (d)	72,751	1,831,143
Hertz Global Holdings, Inc. (a)	562,997	12,988,341
J.B. Hunt Transport Services, Inc.	118,822	10,159,281
Kansas City Southern	138,387	16,030,750
Knight Transportation, Inc.	76,431	2,526,809
Landstar System, Inc.	57,034	4,004,927
Marten Transport Ltd.	31,198	723,482
Norfolk Southern Corp.	386,693	42,211,408
Old Dominion Freight Lines, Inc. (a)	86,916	6,789,878
P.A.M. Transportation Services, Inc. (a)	3,193	167,537
Patriot Transportation Holding, Inc. (a)	1,280	28,838
Providence & Worcester Railroad Co.	4,631	85,674
Quality Distribution, Inc. (a)	25,189	276,827
Roadrunner Transportation Systems, Inc. (a)	35,356	907,589
Ryder System, Inc.	61,687	5,797,961
Saia, Inc. (a)	32,954	1,516,873
Swift Transporation Co. (a)(d)	119,320	3,374,370
U.S.A. Truck, Inc. (a)	7,889	240,220
Union Pacific Corp.	1,115,814	134,187,792
Universal Truckload Services, Inc.	12,296	314,163
Werner Enterprises, Inc. (d)	51,778	1,660,520
YRC Worldwide, Inc. (a)(d)	30,006	591,418
		313,077,361
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	695,953
AeroCentury Corp. (a)	688	6,928
Air Lease Corp. Class A	121,471	4,645,051
Aircastle Ltd.	83,321	1,922,215
Applied Industrial Technologies, Inc.	52,950	2,319,740
Beacon Roofing Supply, Inc. (a)	65,628	1,970,153
BlueLinx Corp. (a)	23,385	25,256
CAI International, Inc. (a)(d)	19,009	461,539
DXP Enterprises, Inc. (a)(d)	17,105	783,409
Essex Rental Corp. (a)	16,688	12,549
Fastenal Co. (d)	345,919	14,372,934
GATX Corp.	53,842	3,351,665
H&E Equipment Services, Inc.	38,949	953,472
HD Supply Holdings, Inc. (a)	187,980	5,546,350
Houston Wire & Cable Co.	15,647	166,015
Kaman Corp.	34,165	1,417,848
Lawson Products, Inc. (a)	6,300	171,990
MRC Global, Inc. (a)	133,318	1,715,803
MSC Industrial Direct Co., Inc. Class A (d)	61,147	4,463,120
Now, Inc. (d)	137,633	2,924,701

	Shares	Value
Rush Enterprises, Inc. Class A (a)(d)	39,030	$ 1,090,108
Stock Building Supply Holdings, Inc. (a)	16,419	254,987
TAL International Group, Inc.	41,028	1,712,098
Textainer Group Holdings Ltd.	32,120	1,036,191
Titan Machinery, Inc. (a)(d)	17,235	248,529
United Rentals, Inc. (a)	124,011	11,540,464
Veritiv Corp. (a)(d)	9,543	483,353
W.W. Grainger, Inc. (d)	75,431	17,870,358
Watsco, Inc.	33,332	3,907,844
WESCO International, Inc. (a)(d)	60,754	4,218,150
Willis Lease Finance Corp. (a)	2,668	56,935
		90,345,708
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	64,196	963,582
TOTAL INDUSTRIALS		3,276,152,210
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.6%
ADTRAN, Inc. (d)	58,980	1,269,839
Alliance Fiber Optic Products, Inc.	19,146	313,994
Applied Optoelectronics, Inc. (a)(d)	10,558	131,764
Arista Networks, Inc. (d)	5,820	402,802
Arris Group, Inc. (a)	170,539	5,010,436
Aruba Networks, Inc. (a)	133,375	3,309,034
Aviat Networks, Inc. (a)	66,605	84,588
Bel Fuse, Inc. Class B (non-vtg.)	10,780	205,790
Black Box Corp.	16,753	368,398
Blonder Tongue Laboratories, Inc. (a)	3,352	5,866
Brocade Communications Systems, Inc.	530,893	6,577,764
CalAmp Corp. (a)(d)	50,212	961,560
Calix Networks, Inc. (a)	43,449	379,744
Ciena Corp. (a)(d)	124,141	2,597,030
Cisco Systems, Inc.	6,427,835	189,685,411
Clearfield, Inc. (a)(d)	10,596	147,496
CommScope Holding Co., Inc. (a)	106,472	3,353,868
Communications Systems, Inc.	4,311	47,938
Comtech Telecommunications Corp.	22,438	801,934
Digi International, Inc. (a)	21,456	227,004
EchoStar Holding Corp. Class A (a)	54,964	2,987,293
EMCORE Corp. (a)	29,659	160,455
Emulex Corp. (a)(d)	91,750	729,413
Energous Corp.	5,973	60,268
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	356,981
F5 Networks, Inc. (a)	93,119	10,998,751
Finisar Corp. (a)(d)	124,017	2,605,597
Harmonic, Inc. (a)	107,478	839,403
Harris Corp.	129,671	10,072,843
Infinera Corp. (a)(d)	158,839	2,708,205
InterDigital, Inc. (d)	54,293	2,870,471
Interphase Corp. (a)	10,718	22,829
Ixia (a)(d)	83,745	953,018
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	300,483	$ 4,137,651
Juniper Networks, Inc.	508,364	12,154,983
KVH Industries, Inc. (a)(d)	23,641	303,314
Lantronix, Inc. (a)	71	126
Meru Networks, Inc. (a)(d)	20,865	55,292
Motorola Solutions, Inc.	268,206	18,221,916
MRV Communications, Inc. (a)	6,176	61,389
NETGEAR, Inc. (a)(d)	51,710	1,667,130
Novatel Wireless, Inc. (a)	35,452	186,478
NumereX Corp. Class A (a)(d)	13,747	155,479
Oclaro, Inc. (a)(d)	126,427	221,247
Optical Cable Corp.	564	2,797
Palo Alto Networks, Inc. (a)(d)	83,377	11,857,877
Parkervision, Inc. (a)(d)	100,275	95,271
PC-Tel, Inc.	4,795	38,840
Plantronics, Inc.	53,885	2,717,959
Polycom, Inc. (a)	189,613	2,620,452
Procera Networks, Inc. (a)(d)	21,122	196,012
QUALCOMM, Inc.	2,090,239	151,563,230
Relm Wireless Corp. (a)	9,436	58,598
Resonant, Inc. (d)	2,385	24,804
Riverbed Technology, Inc. (a)	188,588	3,949,033
Ruckus Wireless, Inc. (a)(d)	70,783	896,113
ShoreTel, Inc. (a)	78,396	584,050
Sonus Networks, Inc. (a)	57,460	980,268
Tessco Technologies, Inc.	4,838	108,129
Ubiquiti Networks, Inc. (d)	30,598	968,121
ViaSat, Inc. (a)(d)	54,745	3,577,038
Westell Technologies, Inc. Class A (a)	75,979	108,650
xG Technology, Inc. (a)	1,492	671
Zhone Technologies, Inc. (a)	5,862	8,236
		468,768,941
Electronic Equipment & Components - 0.8%
Acorn Energy, Inc. (a)	16,876	10,632
Advanced Photonix, Inc. Class A (a)	4,544	1,863
Agilysys, Inc. (a)	38,149	377,294
Amphenol Corp. Class A	391,253	22,090,144
Anixter International, Inc. (a)	33,416	2,636,188
Applied DNA Sciences, Inc. (a)	4,716	18,345
Arrow Electronics, Inc. (a)	131,368	8,139,561
Avnet, Inc.	178,140	8,160,593
AVX Corp.	82,398	1,174,172
Badger Meter, Inc.	40,716	2,377,814
Belden, Inc.	54,994	4,882,367
Benchmark Electronics, Inc. (a)	62,536	1,467,095
CDW Corp.	157,025	5,908,851
Checkpoint Systems, Inc. (a)	48,926	660,501
ClearSign Combustion Corp. (a)(d)	7,019	47,097
Cognex Corp. (a)	109,040	4,872,998
Coherent, Inc. (a)	29,619	1,902,725
Control4 Corp. (a)(d)	17,994	233,562

	Shares	Value
Corning, Inc.	1,606,594	$ 39,200,894
CTS Corp.	43,658	762,269
CUI Global, Inc. (a)(d)	26,608	151,666
Daktronics, Inc.	41,782	427,430
Dolby Laboratories, Inc. Class A	54,035	2,186,796
DTS, Inc. (a)	19,732	581,502
Echelon Corp. (a)	32,190	36,375
Electro Rent Corp.	15,120	195,350
Electro Scientific Industries, Inc.	27,319	188,774
eMagin Corp. (a)	5,084	16,777
Fabrinet (a)(d)	31,120	558,604
FARO Technologies, Inc. (a)(d)	18,648	1,118,321
FEI Co.	55,230	4,362,618
FLIR Systems, Inc.	171,079	5,522,430
Frequency Electronics, Inc. (a)	2,550	31,212
Giga-Tronics, Inc. (a)	2,579	4,513
GSI Group, Inc. (a)	31,561	415,027
I. D. Systems Inc. (a)	6,071	39,158
Identiv, Inc. (a)	10,618	102,676
IEC Electronics Corp. (a)	86	370
II-VI, Inc. (a)	69,895	1,222,464
Ingram Micro, Inc. Class A (a)	191,225	4,725,170
Insight Enterprises, Inc. (a)	48,551	1,276,891
Intellicheck Mobilisa, Inc. (a)	545	861
InvenSense, Inc. (a)(d)	115,158	1,919,684
IPG Photonics Corp. (a)(d)	46,113	4,422,237
Iteris, Inc. (a)	1,032	1,816
Itron, Inc. (a)(d)	49,438	1,803,498
Jabil Circuit, Inc.	254,095	5,582,467
KEMET Corp. (a)	34,374	157,089
KEY Tronic Corp. (a)	6,483	66,710
Keysight Technologies, Inc. (a)	213,043	7,997,634
Kimball Electronics, Inc. (a)	30,376	380,308
Knowles Corp. (a)(d)	103,386	1,979,842
LightPath Technologies, Inc. Class A (a)	376	361
Littelfuse, Inc.	32,405	3,250,870
LoJack Corp. (a)	24,621	70,170
LRAD Corp. (a)	56,581	149,940
Maxwell Technologies, Inc. (a)(d)	38,769	292,318
Mercury Systems, Inc. (a)	42,608	725,188
Mesa Laboratories, Inc.	2,184	161,332
Methode Electronics, Inc. Class A	44,736	1,739,783
MicroVision, Inc. (a)(d)	33,140	72,577
MOCON, Inc.	2,209	35,344
MTS Systems Corp.	19,840	1,437,408
Multi-Fineline Electronix, Inc. (a)	10,240	190,771
National Instruments Corp.	130,067	4,050,286
Neonode, Inc. (a)(d)	33,197	101,915
NetList, Inc. (a)(d)	104,599	141,209
Newport Corp. (a)	41,609	830,516
OSI Systems, Inc. (a)	22,707	1,645,576
Park Electrochemical Corp.	21,282	462,032
PC Connection, Inc.	19,326	495,132
PC Mall, Inc. (a)	4,077	39,180
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Perceptron, Inc.	13,154	$ 151,271
Planar Systems, Inc. (a)(d)	32,639	200,730
Plexus Corp. (a)	43,846	1,764,802
RadiSys Corp. (a)	9,220	21,667
RealD, Inc. (a)	53,542	699,259
Research Frontiers, Inc. (a)(d)	16,855	91,354
RF Industries Ltd.	5,778	24,672
Richardson Electronics Ltd.	23,707	216,682
Rofin-Sinar Technologies, Inc. (a)(d)	38,429	921,143
Rogers Corp. (a)	22,608	1,769,754
Sanmina Corp. (a)	105,831	2,402,364
ScanSource, Inc. (a)	36,663	1,333,067
Speed Commerce, Inc. (a)(d)	43,920	32,505
SYNNEX Corp. (d)	38,664	2,948,130
TE Connectivity Ltd.	510,296	36,807,650
Tech Data Corp. (a)(d)	44,948	2,674,406
Trimble Navigation Ltd. (a)	326,030	8,522,424
TTM Technologies, Inc. (a)(d)	53,211	468,789
Uni-Pixel, Inc. (a)(d)	12,876	87,943
Universal Display Corp. (a)(d)	48,773	1,677,303
Viasystems Group, Inc. (a)	4,710	82,472
Vishay Intertechnology, Inc.	163,262	2,324,851
Vishay Precision Group, Inc. (a)	9,596	142,501
Wayside Technology Group, Inc.	1,232	20,944
Wireless Telecom Group, Inc. (a)	11,200	34,160
Zebra Technologies Corp. Class A (a)(d)	60,137	5,475,474
		239,189,460
Internet Software & Services - 3.2%
Actua Corp. (a)(d)	45,785	767,357
Aerohive Networks, Inc. (d)	10,639	50,535
Akamai Technologies, Inc. (a)	223,550	15,538,961
Amber Road, Inc. (a)(d)	6,724	57,020
Angie's List, Inc. (a)(d)	43,936	296,129
AOL, Inc. (a)	100,634	4,079,702
Autobytel, Inc. (a)	9,434	121,604
Bankrate, Inc. (a)(d)	70,274	896,696
Bazaarvoice, Inc. (a)(d)	59,368	549,154
Benefitfocus, Inc. (a)(d)	9,816	319,609
Blucora, Inc. (a)(d)	40,993	607,516
Brightcove, Inc. (a)	41,182	321,631
BroadVision, Inc. (a)	490	2,989
Carbonite, Inc. (a)	17,932	270,235
Care.com, Inc. (a)(d)	8,431	67,364
ChannelAdvisor Corp. (a)(d)	32,537	321,791
comScore, Inc. (a)	48,259	2,489,682
Constant Contact, Inc. (a)(d)	40,652	1,680,147
Cornerstone OnDemand, Inc. (a)(d)	59,606	1,905,306
CoStar Group, Inc. (a)(d)	45,266	9,015,177
Coupons.com, Inc. (a)(d)	21,055	205,286
Cvent, Inc. (a)(d)	27,895	807,560
Daegis, Inc. (a)	3,645	2,369

	Shares	Value
DealerTrack Holdings, Inc. (a)(d)	52,765	$ 2,098,464
Demand Media, Inc. (a)	19,244	94,873
Demandware, Inc. (a)(d)	37,767	2,386,497
Dice Holdings, Inc. (a)(d)	50,678	443,939
E2open, Inc. (a)(d)	21,618	185,266
EarthLink Holdings Corp. (d)	136,356	582,240
eBay, Inc. (a)	1,420,527	82,262,719
eGain Communications Corp. (a)(d)	8,558	29,782
Endurance International Group Holdings, Inc. (a)	72,915	1,357,677
Envestnet, Inc. (a)	41,561	2,239,307
Equinix, Inc.	67,784	15,195,478
Everyday Health, Inc.	6,143	87,845
Facebook, Inc. Class A (a)	2,628,935	207,606,997
Five9, Inc.	6,769	26,399
GlowPoint, Inc. (a)	18,770	19,145
Gogo, Inc. (a)(d)	99,521	1,789,388
Google, Inc.:
Class A (a)	358,141	201,500,871
Class C (a)	358,672	200,282,445
GrubHub, Inc.	21,930	921,279
HomeAway, Inc. (a)	105,394	3,266,687
IAC/InterActiveCorp	92,370	6,227,585
Internap Network Services Corp. (a)	59,806	569,353
IntraLinks Holdings, Inc. (a)	41,386	429,173
Inuvo, Inc. (a)	9,640	13,689
iPass, Inc. (a)	33,662	31,979
j2 Global, Inc.	55,909	3,759,880
Limelight Networks, Inc. (a)	38,036	127,040
LinkedIn Corp. (a)	132,532	35,412,550
Liquidity Services, Inc. (a)(d)	37,923	374,679
LivePerson, Inc. (a)	61,135	705,192
Local Corp. (a)(d)	28,399	19,226
LogMeIn, Inc. (a)(d)	38,302	2,018,515
Marchex, Inc. Class B	28,685	118,469
Marin Software, Inc. (a)(d)	9,976	65,642
Marketo, Inc. (a)(d)	33,875	946,806
MeetMe, Inc. (a)	18,724	36,325
Millennial Media, Inc. (a)(d)	34,415	54,376
Monster Worldwide, Inc. (a)(d)	97,552	655,549
NIC, Inc.	78,994	1,382,395
Opower, Inc. (d)	7,716	115,894
Pandora Media, Inc. (a)(d)	225,286	3,334,233
Perficient, Inc. (a)	41,488	824,781
Q2 Holdings, Inc. (a)(d)	7,196	142,553
QuinStreet, Inc. (a)	38,666	259,449
Rackspace Hosting, Inc. (a)	149,112	7,406,393
RealNetworks, Inc. (a)	28,670	203,844
Reis, Inc.	8,134	196,924
RetailMeNot, Inc. (a)(d)	84,786	1,477,820
Rightside Group Ltd. (a)(d)	8,535	60,257
Rocket Fuel, Inc. (a)(d)	19,674	192,215
SciQuest, Inc. (a)(d)	28,158	490,231
Selectica, Inc. (a)	552	2,854
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Shutterstock, Inc. (a)(d)	20,192	$ 1,141,858
Spark Networks, Inc. (a)(d)	16,620	59,666
SPS Commerce, Inc. (a)	23,567	1,619,053
Stamps.com, Inc. (a)	18,614	1,043,501
Support.com, Inc. (a)	117,655	201,190
Synacor, Inc. (a)	20,037	44,482
TechTarget, Inc. (a)	11,209	136,077
Textura Corp. (a)(d)	28,776	811,771
TheStreet.com, Inc.	3,696	7,429
Travelzoo, Inc. (a)	5,383	54,261
Tremor Video, Inc. (a)	17,986	43,706
TrueCar, Inc. (d)	15,879	315,992
Twitter, Inc. (a)	644,167	30,971,549
United Online, Inc. (a)	10,283	168,333
Unwired Planet, Inc. (a)(d)	100,320	77,246
VeriSign, Inc. (a)(d)	154,608	9,898,004
Web.com Group, Inc. (a)(d)	64,573	1,152,628
WebMD Health Corp. (a)(d)	44,803	1,973,572
XO Group, Inc. (a)	29,832	462,993
Xoom Corp. (a)(d)	38,371	654,226
Yahoo!, Inc. (a)	1,106,653	49,002,595
Yelp, Inc. (a)(d)	75,505	3,624,240
YuMe, Inc. (a)(d)	6,211	34,657
Zillow Group, Inc. (a)(d)	50,007	5,738,303
Zix Corp. (a)(d)	43,773	175,092
		939,819,413
IT Services - 3.2%
Accenture PLC Class A	788,088	70,951,563
Acxiom Corp. (a)	91,117	1,822,340
Alliance Data Systems Corp. (a)	80,006	22,282,471
Amdocs Ltd.	195,710	10,274,775
Automatic Data Processing, Inc.	601,927	53,475,195
Blackhawk Network Holdings, Inc. (a)(d)	20,207	748,467
Blackhawk Network Holdings, Inc. (a)	47,004	1,724,107
Booz Allen Hamilton Holding Corp. Class A	123,491	3,675,092
Broadridge Financial Solutions, Inc.	146,870	7,817,890
CACI International, Inc. Class A (a)	29,402	2,566,501
Cardtronics, Inc. (a)(d)	50,512	1,848,234
Cartesian, Inc. (a)	206	799
Cass Information Systems, Inc.	10,691	536,688
Ciber, Inc. (a)	66,135	259,249
Cognizant Technology Solutions Corp. Class A (a)	763,223	47,689,989
Computer Sciences Corp.	174,620	12,384,050
Computer Task Group, Inc.	11,646	88,859
Convergys Corp.	123,097	2,751,218
CoreLogic, Inc. (a)	113,020	3,768,087
CSG Systems International, Inc.	47,456	1,419,409
CSP, Inc.	3,696	27,461
Datalink Corp. (a)	21,583	245,183

	Shares	Value
DST Systems, Inc.	40,007	$ 4,252,344
Edgewater Technology, Inc. (a)	2,875	20,413
EPAM Systems, Inc. (a)	32,476	2,003,120
Euronet Worldwide, Inc. (a)	64,215	3,628,148
EVERTEC, Inc.	87,336	1,820,956
ExlService Holdings, Inc. (a)	34,631	1,208,622
Fidelity National Information Services, Inc.	355,070	23,999,181
Fiserv, Inc. (a)	303,216	23,672,073
FleetCor Technologies, Inc. (a)	94,485	14,496,834
Forrester Research, Inc.	14,844	558,431
Gartner, Inc. Class A (a)	114,903	9,549,588
Genpact Ltd. (a)	190,854	4,240,776
Global Cash Access Holdings, Inc. (a)	85,750	609,683
Global Payments, Inc.	86,730	7,967,018
Hackett Group, Inc.	20,851	183,697
Heartland Payment Systems, Inc.	51,995	2,549,315
Higher One Holdings, Inc. (a)	32,730	108,009
IBM Corp.	1,157,810	187,495,751
iGATE Corp. (a)(d)	48,544	2,077,683
Information Services Group, Inc.	18,000	70,380
Innodata, Inc. (a)	14,010	37,407
Jack Henry & Associates, Inc.	113,196	7,414,338
Leidos Holdings, Inc.	88,093	3,965,947
Lionbridge Technologies, Inc. (a)	69,212	389,664
ManTech International Corp. Class A	23,021	761,995
MasterCard, Inc. Class A	1,230,860	110,937,412
Mattersight Corp. (a)(d)	4,307	30,795
Maximus, Inc.	80,539	4,770,325
ModusLink Global Solutions, Inc. (a)(d)	31,030	116,052
MoneyGram International, Inc. (a)(d)	66,937	568,630
NCI, Inc. Class A	12,261	147,500
Neustar, Inc. Class A (a)(d)	66,766	1,770,634
Paychex, Inc.	408,881	20,376,585
PFSweb, Inc. (a)	13,037	145,884
Planet Payment, Inc. (a)	40,113	66,588
PRG-Schultz International, Inc. (a)	36,569	183,211
Sabre Corp.	90,090	1,960,358
Science Applications International Corp.	56,960	3,114,573
ServiceSource International, Inc. (a)(d)	65,615	244,088
StarTek, Inc. (a)	2,150	16,340
Sykes Enterprises, Inc. (a)	50,731	1,179,496
Syntel, Inc. (a)	49,784	2,459,330
Teletech Holdings, Inc.	24,832	603,418
Teradata Corp. (a)(d)	194,061	8,639,596
The Western Union Co.	652,173	12,730,417
Total System Services, Inc.	205,086	7,834,285
Unisys Corp. (a)(d)	68,286	1,545,995
Vantiv, Inc. (a)	180,447	6,674,735
VeriFone Systems, Inc. (a)(d)	143,047	5,033,824
Virtusa Corp. (a)(d)	35,863	1,411,568
Visa, Inc. Class A	614,046	166,596,820
WEX, Inc. (a)(d)	49,105	5,253,744
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WidePoint Corp. (a)(d)	71,654	$ 120,379
Xerox Corp.	1,334,346	18,213,823
		932,185,405
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)(d)	54,545	1,451,988
Advanced Micro Devices, Inc. (a)(d)	754,380	2,346,122
AEHR Test Systems (a)	3,126	8,190
Alpha & Omega Semiconductor Ltd. (a)	18,035	159,970
Altera Corp.	391,392	14,485,418
Amkor Technology, Inc. (a)	161,169	1,568,174
Amtech Systems, Inc. (a)(d)	13,719	148,440
ANADIGICS, Inc. (a)(d)	109,969	130,863
Analog Devices, Inc.	387,409	22,678,923
Applied Materials, Inc.	1,526,823	38,246,916
Applied Micro Circuits Corp. (a)(d)	98,689	536,868
Ascent Solar Technologies, Inc. (a)(d)	3,309	4,666
Atmel Corp.	511,040	4,262,074
ATRM Holdings, Inc. (a)	206	700
Audience, Inc. (a)(d)	9,607	46,882
Avago Technologies Ltd.	317,744	40,550,489
Axcelis Technologies, Inc. (a)	123,333	345,332
AXT, Inc. (a)	31,515	86,351
Broadcom Corp. Class A	671,763	30,383,840
Brooks Automation, Inc.	79,392	952,704
Cabot Microelectronics Corp. (a)	30,653	1,588,132
Cascade Microtech, Inc. (a)	10,667	144,005
Cavium, Inc. (a)(d)	71,032	4,864,982
Ceva, Inc. (a)	25,211	501,951
Cirrus Logic, Inc. (a)(d)	75,403	2,270,384
Cohu, Inc.	27,549	300,009
Cree, Inc. (a)(d)	147,267	5,781,702
CVD Equipment Corp. (a)(d)	24,298	347,461
CyberOptics Corp. (a)	4,784	43,534
Cypress Semiconductor Corp. (d)	200,786	2,961,594
Diodes, Inc. (a)	49,290	1,404,272
DSP Group, Inc. (a)	34,788	392,757
Entegris, Inc. (a)	188,525	2,528,120
Entropic Communications, Inc. (a)	130,146	383,931
Exar Corp. (a)(d)	56,777	608,649
Fairchild Semiconductor International, Inc. (a)	143,511	2,502,832
First Solar, Inc. (a)(d)	100,730	6,018,114
FormFactor, Inc. (a)	62,215	610,951
Freescale Semiconductor, Inc. (a)(d)	127,268	4,595,647
GigOptix, Inc. (a)	17,428	23,179
GSI Technology, Inc. (a)	18,344	104,561
Ikanos Communications, Inc. (a)	3,504	11,598
Inphi Corp. (a)	27,993	521,790
Integrated Device Technology, Inc. (a)	186,279	3,844,799
Integrated Silicon Solution, Inc.	35,004	575,466
Intel Corp.	6,083,455	202,274,879

	Shares	Value
Intermolecular, Inc. (a)	6,975	$ 12,485
Intersil Corp. Class A	155,240	2,420,192
Intest Corp. (a)	2,175	9,005
IXYS Corp.	38,644	462,569
KLA-Tencor Corp.	206,649	13,422,886
Kopin Corp. (a)	59,017	255,544
Kulicke & Soffa Industries, Inc. (a)	102,964	1,647,424
Lam Research Corp.	197,398	16,277,439
Lattice Semiconductor Corp. (a)	185,835	1,248,811
Linear Technology Corp.	297,661	14,342,795
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	24,326	820,273
Marvell Technology Group Ltd.	537,015	8,656,682
Mattson Technology, Inc. (a)	72,551	346,794
Maxim Integrated Products, Inc.	355,883	12,240,596
MaxLinear, Inc. Class A (a)	44,771	371,599
Micrel, Inc.	49,009	731,704
Microchip Technology, Inc. (d)	253,871	13,015,966
Micron Technology, Inc. (a)	1,346,299	41,290,990
Microsemi Corp. (a)	121,045	3,902,491
MKS Instruments, Inc.	68,909	2,436,622
Monolithic Power Systems, Inc.	46,150	2,433,490
MoSys, Inc. (a)(d)	60,423	108,761
Nanometrics, Inc. (a)(d)	28,664	512,512
NeoPhotonics Corp. (a)	16,785	61,769
NVE Corp.	6,043	385,060
NVIDIA Corp.	650,362	14,346,986
Omnivision Technologies, Inc. (a)	72,480	1,943,189
ON Semiconductor Corp. (a)	539,501	6,878,638
PDF Solutions, Inc. (a)	30,469	552,708
Pericom Semiconductor Corp.	17,514	273,218
Photronics, Inc. (a)(d)	86,016	714,793
Pixelworks, Inc. (a)(d)	22,798	120,373
PMC-Sierra, Inc. (a)	268,208	2,547,976
Power Integrations, Inc.	37,256	2,043,864
Qorvo, Inc. (a)	182,365	12,656,131
QuickLogic Corp. (a)(d)	61,486	117,438
Rambus, Inc. (a)(d)	153,264	1,839,168
Rubicon Technology, Inc. (a)(d)	25,049	109,214
Rudolph Technologies, Inc. (a)(d)	29,614	365,141
Semtech Corp. (a)	87,042	2,518,125
Sigma Designs, Inc. (a)	37,658	277,539
Silicon Image, Inc. (a)	93,605	682,380
Silicon Laboratories, Inc. (a)(d)	57,784	2,926,182
Skyworks Solutions, Inc.	236,651	20,766,125
Spansion, Inc. Class A (a)	77,410	2,792,953
STR Holdings, Inc. (a)	12,410	19,980
SunEdison Semiconductor Ltd.	32,293	776,970
SunEdison, Inc. (a)(d)	314,043	6,952,912
SunPower Corp. (a)(d)	63,864	2,085,798
Synaptics, Inc. (a)(d)	46,424	3,990,143
Teradyne, Inc.	265,875	5,136,705
Tessera Technologies, Inc.	64,088	2,567,365
Texas Instruments, Inc.	1,321,231	77,688,383
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultra Clean Holdings, Inc. (a)	31,064	$ 256,589
Ultratech, Inc. (a)(d)	31,408	566,600
Veeco Instruments, Inc. (a)(d)	53,983	1,645,942
Vitesse Semiconductor Corp. (a)(d)	75,820	312,378
Xcerra Corp. (a)	63,706	578,450
Xilinx, Inc.	331,008	14,024,809
		732,089,833
Software - 3.8%
A10 Networks, Inc. (a)(d)	15,911	68,895
ACI Worldwide, Inc. (a)(d)	149,880	2,975,118
Activision Blizzard, Inc.	619,364	14,443,568
Adobe Systems, Inc. (a)	595,364	47,093,292
Advent Software, Inc.	54,924	2,425,993
American Software, Inc. Class A	10,878	104,864
ANSYS, Inc. (a)	112,596	9,679,878
Aspen Technology, Inc. (a)	119,658	4,619,397
Autodesk, Inc. (a)	284,146	18,253,539
Barracuda Networks, Inc. (a)	18,881	719,177
Blackbaud, Inc.	58,932	2,675,513
Bottomline Technologies, Inc. (a)(d)	44,605	1,181,140
BroadSoft, Inc. (a)	38,869	1,222,819
BSQUARE Corp. (a)	11,182	54,456
CA Technologies, Inc.	400,065	13,010,114
Cadence Design Systems, Inc. (a)(d)	363,072	6,664,187
Callidus Software, Inc. (a)(d)	61,695	881,622
CDK Global, Inc.	202,055	9,462,236
Citrix Systems, Inc. (a)	196,548	12,515,194
CommVault Systems, Inc. (a)(d)	56,734	2,738,550
Comverse, Inc. (a)	23,221	416,585
Covisint Corp. (a)(d)	39,763	99,408
Cyan, Inc. (a)	15,676	59,099
Datawatch Corp. (a)(d)	9,730	64,705
Digimarc Corp. (d)	7,244	192,111
Digital Turbine, Inc. (a)(d)	41,910	151,295
Document Security Systems, Inc. (a)	19,824	8,524
Ebix, Inc. (d)	33,380	877,226
Electronic Arts, Inc. (a)	389,832	22,290,594
Ellie Mae, Inc. (a)(d)	31,804	1,680,841
EnerNOC, Inc. (a)(d)	25,460	343,455
Envivio, Inc. (a)	6,801	9,861
EPIQ Systems, Inc.	38,746	681,930
ePlus, Inc. (a)	7,158	595,331
Evolving Systems, Inc.	4,973	43,166
FactSet Research Systems, Inc.	53,360	8,300,148
Fair Isaac Corp.	40,570	3,453,318
FalconStor Software, Inc. (a)	37,427	60,257
FireEye, Inc. (a)(d)	35,761	1,583,139
Fortinet, Inc. (a)	171,078	5,749,932
Gigamon, Inc. (a)	24,871	498,912
Glu Mobile, Inc. (a)	121,651	611,905
GSE Systems, Inc. (a)	388	590

	Shares	Value
Guidance Software, Inc. (a)(d)	13,894	$ 81,558
Guidewire Software, Inc. (a)(d)	89,098	4,959,195
HubSpot, Inc.	6,676	274,317
Imperva, Inc. (a)	28,752	1,325,467
Infoblox, Inc. (a)	59,635	1,386,514
Informatica Corp. (a)(d)	135,700	5,827,637
Interactive Intelligence Group, Inc. (a)(d)	22,204	942,338
Intuit, Inc.	357,102	34,863,868
Jive Software, Inc. (a)	30,754	155,615
Liquid Holdings Group, Inc. (a)	3,912	1,116
Majesco Entertainment Co. (a)	2,850	3,392
Manhattan Associates, Inc. (a)	94,877	4,729,618
Mavenir Systems, Inc. (a)(d)	13,085	190,648
Mentor Graphics Corp.	118,491	2,779,799
Microsoft Corp.	10,370,912	454,764,491
MicroStrategy, Inc. Class A (a)	12,438	2,218,193
Mitek Systems, Inc. (a)(d)	15,896	50,867
MobileIron, Inc.	11,083	98,971
Model N, Inc. (a)	14,428	178,474
Monotype Imaging Holdings, Inc.	47,766	1,528,990
NetScout Systems, Inc. (a)(d)	49,002	1,975,761
NetSol Technologies, Inc. (a)	10,165	60,990
NetSuite, Inc. (a)(d)	45,731	4,409,383
Nuance Communications, Inc. (a)	310,392	4,438,606
Oracle Corp.	4,071,556	178,415,584
Parametric Technology Corp. (a)	137,771	4,774,454
Park City Group, Inc. (a)(d)	12,676	161,239
Paycom Software, Inc. (d)	17,750	565,870
Pegasystems, Inc.	44,128	873,293
Progress Software Corp. (a)	56,172	1,535,742
Proofpoint, Inc. (a)(d)	38,476	2,179,281
PROS Holdings, Inc. (a)(d)	29,264	716,090
QAD, Inc.:
Class A	10,065	216,398
Class B	4,298	82,651
Qlik Technologies, Inc. (a)	106,112	3,442,273
Qualys, Inc. (a)(d)	28,775	1,324,513
Rally Software Development Corp. (a)(d)	17,478	207,988
RealPage, Inc. (a)(d)	66,111	1,337,426
Red Hat, Inc. (a)	234,242	16,190,807
Rosetta Stone, Inc. (a)	15,141	155,952
Rovi Corp. (a)	119,303	2,968,259
salesforce.com, Inc. (a)	737,835	51,190,992
SeaChange International, Inc. (a)(d)	36,866	278,338
ServiceNow, Inc. (a)	175,474	13,381,647
Silver Spring Networks, Inc. (a)(d)	33,407	328,725
Smith Micro Software, Inc. (a)(d)	41,455	61,768
SolarWinds, Inc. (a)	80,188	4,067,937
Solera Holdings, Inc.	82,773	4,613,767
Sonic Foundry, Inc. (a)	155	1,259
Splunk, Inc. (a)	148,649	9,996,645
SS&C Technologies Holdings, Inc.	90,428	5,487,171
Symantec Corp.	865,049	21,764,633
Synchronoss Technologies, Inc. (a)(d)	41,067	1,817,625
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	196,845	$ 9,135,576
Tableau Software, Inc. (a)	57,949	5,447,785
Take-Two Interactive Software, Inc. (a)(d)	106,405	2,818,668
Tangoe, Inc. (a)(d)	45,871	569,259
TeleCommunication Systems, Inc. Class A (a)	49,377	158,006
TeleNav, Inc. (a)(d)	29,532	251,613
The Rubicon Project, Inc.	10,357	195,022
TiVo, Inc. (a)	121,206	1,355,083
Tubemogul, Inc. (a)(d)	9,693	133,957
Tyler Technologies, Inc. (a)	42,244	5,042,666
Ultimate Software Group, Inc. (a)(d)	35,394	5,827,445
Varonis Systems, Inc. (d)	6,875	212,369
Vasco Data Security International, Inc. (a)(d)	33,825	866,597
Verint Systems, Inc. (a)	81,394	4,954,860
VirnetX Holding Corp. (a)(d)	42,196	318,580
VMware, Inc. Class A (a)	107,804	9,170,886
Voltari Corp. (a)(d)	4,240	3,116
Vringo, Inc. (a)	98,619	68,806
Wave Systems Corp. Class A (a)	27,069	22,738
Workday, Inc. Class A (a)(d)	121,756	10,410,138
Zendesk, Inc. (d)	29,196	721,725
Zynga, Inc. (a)	810,418	1,863,961
		1,113,494,875
Technology Hardware, Storage & Peripherals - 4.1%
3D Systems Corp. (a)(d)	128,953	3,929,198
Apple, Inc.	7,376,864	947,631,914
Astro-Med, Inc.	4,606	64,530
Concurrent Computer Corp.	6,675	40,985
Cray, Inc. (a)(d)	56,559	1,689,417
Crossroads Systems, Inc. (a)(d)	9,071	23,494
Dataram Corp. (a)	556	1,323
Diebold, Inc.	89,599	3,198,684
Dot Hill Systems Corp. (a)	109,713	445,435
Electronics for Imaging, Inc. (a)	55,580	2,256,548
EMC Corp.	2,556,560	73,986,846
Hewlett-Packard Co.	2,351,745	81,934,796
Hutchinson Technology, Inc. (a)(d)	41,790	145,011
Imation Corp. (a)	42,037	171,931
Immersion Corp. (a)	59,681	496,546
Intevac, Inc. (a)(d)	17,689	121,347
Lexmark International, Inc. Class A	71,862	3,065,633
NCR Corp. (a)	216,141	6,356,707
NetApp, Inc.	397,664	15,369,714
Nimble Storage, Inc. (a)(d)	33,564	847,827
QLogic Corp. (a)	107,276	1,610,213
Quantum Corp. (a)(d)	334,686	545,538
Qumu Corp. (a)	6,017	90,315
SanDisk Corp.	276,736	22,119,508

	Shares	Value
Scan-Optics, Inc. (a)	300	$ 0
Seagate Technology LLC	409,782	25,045,876
Silicon Graphics International Corp. (a)(d)	44,110	407,135
Super Micro Computer, Inc. (a)(d)	48,860	1,963,195
Transact Technologies, Inc.	3,411	22,240
U.S.A. Technologies, Inc. (a)(d)	38,549	90,783
Video Display Corp. (a)	2,957	7,067
Violin Memory, Inc. (a)(d)	107,011	420,553
Western Digital Corp.	273,632	29,273,151
Xplore Technologies Corp. (a)	2,067	14,531
		1,223,387,991
TOTAL INFORMATION TECHNOLOGY		5,648,935,918
MATERIALS - 3.6%
Chemicals - 2.4%
A. Schulman, Inc.	37,252	1,586,190
Air Products & Chemicals, Inc.	240,611	37,569,002
Airgas, Inc.	83,385	9,774,390
Albemarle Corp. U.S.	140,182	7,930,096
American Vanguard Corp. (d)	23,997	270,446
Ashland, Inc.	82,040	10,469,945
Axalta Coating Systems	74,612	2,118,981
Axiall Corp.	84,668	3,920,975
Balchem Corp.	41,590	2,450,483
BioAmber, Inc. (a)(d)	11,869	110,144
Cabot Corp.	93,185	4,204,507
Calgon Carbon Corp.	83,129	1,714,951
Celanese Corp. Class A	194,171	11,089,106
CF Industries Holdings, Inc.	62,279	19,071,698
Chase Corp.	6,000	258,420
Chemtura Corp. (a)(d)	110,727	2,906,584
Codexis, Inc. (a)	27,884	98,431
Core Molding Technologies, Inc. (a)	5,919	83,464
Cytec Industries, Inc.	88,511	4,649,483
E.I. du Pont de Nemours & Co.	1,136,937	88,510,545
Eastman Chemical Co.	182,232	13,568,995
Ecolab, Inc.	338,423	39,101,393
Ferro Corp. (a)	111,135	1,416,971
Flotek Industries, Inc. (a)(d)	68,404	1,168,340
FMC Corp.	170,174	10,790,733
FutureFuel Corp.	31,043	381,829
H.B. Fuller Co. (d)	59,885	2,676,860
Hawkins, Inc.	10,959	427,291
Huntsman Corp.	258,167	5,798,431
Innophos Holdings, Inc.	26,761	1,502,095
Innospec, Inc.	50,796	2,243,659
International Flavors & Fragrances, Inc.	100,480	12,251,526
Intrepid Potash, Inc. (a)	76,176	1,075,605
KMG Chemicals, Inc.	10,303	223,266
Koppers Holdings, Inc.	30,390	489,887
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	33,124	$ 668,442
Kronos Worldwide, Inc.	34,238	419,758
LSB Industries, Inc. (a)(d)	24,837	933,374
LyondellBasell Industries NV Class A	522,121	44,855,415
Marrone Bio Innovations, Inc. (a)(d)	15,737	55,080
Metabolix, Inc. (a)(d)	41,636	27,063
Minerals Technologies, Inc.	52,154	3,819,237
Monsanto Co.	607,034	73,105,105
NewMarket Corp. (d)	14,138	6,660,412
Olin Corp.	89,630	2,513,225
OM Group, Inc.	38,003	1,094,106
OMNOVA Solutions, Inc. (a)	52,644	419,573
Penford Corp. (a)	13,306	250,552
Platform Specialty Products Corp. (a)	153,412	3,954,961
PolyOne Corp.	113,750	4,520,425
PPG Industries, Inc.	171,805	40,439,461
Praxair, Inc.	364,983	46,681,326
Quaker Chemical Corp.	17,331	1,406,931
Rayonier Advanced Materials, Inc.	58,598	1,087,579
Rentech, Inc. (a)(d)	218,177	298,902
RPM International, Inc.	164,614	8,321,238
Senomyx, Inc. (a)(d)	49,192	261,701
Sensient Technologies Corp.	58,886	3,745,738
Sherwin-Williams Co.	101,661	28,993,717
Sigma Aldrich Corp.	149,748	20,674,209
Stepan Co.	25,296	1,039,160
The Dow Chemical Co.	1,387,457	68,318,383
The Mosaic Co.	389,604	20,750,309
The Scotts Miracle-Gro Co. Class A	62,435	4,090,117
Trecora Resources (a)	28,770	415,151
Tredegar Corp.	28,306	581,971
Trinseo SA (d)	14,093	255,647
Tronox Ltd. Class A	73,931	1,599,867
Valhi, Inc. (d)	25,435	159,223
Valspar Corp.	93,904	8,136,782
W.R. Grace & Co. (a)	91,586	9,080,752
Westlake Chemical Corp.	54,245	3,621,396
Zep, Inc.	26,320	437,702
		715,598,712
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	5,481,734
Headwaters, Inc. (a)(d)	105,333	1,729,568
Martin Marietta Materials, Inc.	76,164	10,840,422
U.S. Concrete, Inc. (a)(d)	16,515	503,708
United States Lime & Minerals, Inc.	1,189	80,258
Vulcan Materials Co.	158,161	13,127,363
		31,763,053
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	6,511	329,847
Aptargroup, Inc.	80,686	5,314,787

	Shares	Value
Avery Dennison Corp.	111,643	$ 5,978,483
Ball Corp.	171,717	12,313,826
Bemis Co., Inc.	120,781	5,894,113
Berry Plastics Group, Inc. (a)	144,563	4,959,957
Crown Holdings, Inc. (a)	177,862	9,426,686
Graphic Packaging Holding Co.	407,056	6,142,475
Greif, Inc. Class A	45,093	1,984,092
MeadWestvaco Corp.	211,721	11,233,916
Myers Industries, Inc. (d)	29,894	594,891
Owens-Illinois, Inc. (a)	201,469	5,270,429
Packaging Corp. of America	121,238	10,045,781
Rock-Tenn Co. Class A	172,991	11,874,102
Sealed Air Corp.	260,906	12,296,500
Silgan Holdings, Inc.	68,205	3,915,649
Sonoco Products Co.	124,970	5,852,345
UFP Technologies, Inc. (a)	2,454	56,835
		113,484,714
Metals & Mining - 0.5%
A.M. Castle & Co. (a)(d)	36,860	118,689
AK Steel Holding Corp. (a)(d)	237,608	1,050,227
Alcoa, Inc.	1,481,963	21,918,233
Allegheny Technologies, Inc.	131,939	4,441,067
Allied Nevada Gold Corp. (a)(d)	116,057	116,057
Ampco-Pittsburgh Corp.	10,414	195,263
Carpenter Technology Corp.	70,077	2,968,462
Century Aluminum Co. (a)	60,542	1,148,482
Cliffs Natural Resources, Inc. (d)	197,662	1,352,008
Coeur d'Alene Mines Corp. (a)(d)	146,764	857,102
Commercial Metals Co.	150,267	2,261,518
Compass Minerals International, Inc.	41,066	3,723,454
Comstock Mining, Inc. (a)	56,723	45,946
Freeport-McMoRan, Inc.	1,301,128	28,143,399
Friedman Industries	2,001	12,966
General Moly, Inc. (a)(d)	60,513	26,626
Globe Specialty Metals, Inc.	84,020	1,398,933
Gold Resource Corp.	67,805	234,605
Golden Minerals Co. (a)(d)	71,014	35,528
Handy & Harman Ltd. (a)	5,646	236,737
Haynes International, Inc.	14,826	598,674
Hecla Mining Co.	450,485	1,495,610
Horsehead Holding Corp. (a)(d)	61,719	792,472
Kaiser Aluminum Corp. (d)	23,771	1,795,899
Materion Corp.	26,862	983,686
McEwen Mining, Inc. (a)(d)	267,762	302,571
Mines Management, Inc. (a)(d)	24,109	12,537
Molycorp, Inc. (a)(d)	202,465	189,872
Newmont Mining Corp.	624,352	16,439,188
Noranda Aluminium Holding Corp.	73,305	241,907
Nucor Corp.	395,877	18,618,095
Olympic Steel, Inc.	12,703	191,688
Paramount Gold & Silver Corp. (a)(d)	159,171	178,272
Reliance Steel & Aluminum Co.	109,200	6,225,492
Royal Gold, Inc. (d)	82,657	5,959,570
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
RTI International Metals, Inc. (a)(d)	38,097	$ 1,061,763
Ryerson Holding Corp. (d)	8,791	53,449
Schnitzer Steel Industries, Inc. Class A	32,409	508,821
Silver Bull Resources, Inc. (a)(d)	60,971	7,926
Solitario Exploration & Royalty Corp. (a)	18,115	15,416
Steel Dynamics, Inc.	285,609	5,203,796
Stillwater Mining Co. (a)(d)	150,988	2,189,326
SunCoke Energy, Inc.	82,551	1,506,556
Synalloy Corp.	8,615	130,087
Timberline Resources Corp. (a)(d)	1,582	1,028
TimkenSteel Corp.	51,850	1,558,611
U.S. Antimony Corp. (a)	24,962	16,722
United States Steel Corp. (d)	182,416	4,368,863
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	150,627
Walter Energy, Inc. (d)	65,194	62,912
Worthington Industries, Inc.	71,924	1,941,948
		143,088,686
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	50,323	1,792,002
Clearwater Paper Corp. (a)	24,633	1,504,091
Deltic Timber Corp.	13,533	895,614
Domtar Corp. (d)	76,534	3,459,337
International Paper Co.	527,482	29,755,260
Kapstone Paper & Packaging Corp.	106,018	3,653,380
Louisiana-Pacific Corp. (a)(d)	169,247	2,848,427
Mercer International, Inc. (SBI) (a)	53,199	759,150
Neenah Paper, Inc.	22,009	1,329,784
P.H. Glatfelter Co.	53,576	1,312,612
Resolute Forest Products (a)(d)	124,589	2,272,503
Schweitzer-Mauduit International, Inc.	39,736	1,860,440
Verso Corp. (a)	23,529	56,470
Wausau-Mosinee Paper Corp. (d)	73,993	694,794
		52,193,864
TOTAL MATERIALS		1,056,129,029
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
8x8, Inc. (a)(d)	108,218	801,895
Alaska Communication Systems Group, Inc. (a)	135,810	228,161
AT&T, Inc.	6,508,169	224,922,321
Atlantic Tele-Network, Inc.	16,949	1,166,600
CenturyLink, Inc.	713,537	27,014,511
Cincinnati Bell, Inc. (a)	238,118	797,695
Cogent Communications Group, Inc.	64,769	2,378,318
Consolidated Communications Holdings, Inc. (d)	61,850	1,316,168
Elephant Talk Communication, Inc. (a)(d)	63,184	39,187

	Shares	Value
FairPoint Communications, Inc. (a)(d)	43,838	$ 741,301
Frontier Communications Corp.	1,228,311	9,801,922
General Communications, Inc. Class A (a)	33,964	471,081
Globalstar, Inc. (a)(d)	350,014	903,036
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	305,136
IDT Corp. Class B	44,765	942,303
inContact, Inc. (a)(d)	68,590	803,189
Inteliquent, Inc.	40,660	599,735
Intelsat SA (a)(d)	32,748	405,093
Iridium Communications, Inc. (a)(d)	122,967	1,178,024
Level 3 Communications, Inc. (a)	347,237	18,702,185
Lumos Networks Corp.	23,791	409,681
ORBCOMM, Inc. (a)(d)	70,388	401,212
Premiere Global Services, Inc. (a)	64,433	627,577
Straight Path Communications, Inc. Class B (a)(d)	22,382	455,474
Towerstream Corp. (a)(d)	47,502	107,355
Verizon Communications, Inc.	5,212,384	257,752,389
Vonage Holdings Corp. (a)(d)	257,043	1,166,975
Windstream Holdings, Inc. (d)	761,428	6,007,667
Zayo Group Holdings, Inc. (d)	38,761	1,134,147
		561,580,338
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(d)	15,589	113,488
Leap Wireless International, Inc. rights (a)	51,525	129,843
NTELOS Holdings Corp.	10,948	49,485
RingCentral, Inc. (a)(d)	30,636	483,130
SBA Communications Corp. Class A (a)	157,732	19,670,758
Shenandoah Telecommunications Co.	25,420	739,468
Spok Holdings, Inc.	43,148	802,121
Sprint Corp. (a)(d)	1,006,054	5,150,996
T-Mobile U.S., Inc. (a)	330,009	10,900,197
Telephone & Data Systems, Inc.	127,836	3,252,148
U.S. Cellular Corp. (a)(d)	27,310	1,035,868
		42,327,502
TOTAL TELECOMMUNICATION SERVICES		603,907,840
UTILITIES - 3.0%
Electric Utilities - 1.6%
Allete, Inc.	57,065	3,129,445
American Electric Power Co., Inc.	608,625	35,044,628
Cleco Corp.	77,341	4,209,671
Duke Energy Corp.	887,792	69,736,062
Edison International	406,529	26,119,488
El Paso Electric Co.	52,601	1,989,370
Empire District Electric Co.	52,048	1,319,417
Entergy Corp.	225,404	17,921,872
Eversource Energy	396,217	20,504,230
Exelon Corp.	1,075,292	36,473,905
FirstEnergy Corp.	519,113	18,158,573
Genie Energy Ltd. Class B	11,430	83,325
Great Plains Energy, Inc.	198,778	5,289,483
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Hawaiian Electric Industries, Inc.	141,071	$ 4,662,397
IDACORP, Inc.	76,754	4,806,335
ITC Holdings Corp.	194,232	7,522,605
MGE Energy, Inc.	49,873	2,149,028
NextEra Energy, Inc.	547,144	56,607,518
NRG Yield, Inc. Class A	38,525	1,976,718
OGE Energy Corp.	256,838	8,349,803
Otter Tail Corp.	51,440	1,683,117
Pepco Holdings, Inc.	324,703	8,812,439
Pinnacle West Capital Corp.	173,049	11,088,980
PNM Resources, Inc.	88,029	2,513,228
Portland General Electric Co. (d)	105,772	3,944,238
PPL Corp.	830,206	28,310,025
Southern Co.	1,125,180	51,521,992
UIL Holdings Corp.	67,226	3,398,274
Unitil Corp.	19,695	669,236
Westar Energy, Inc.	158,635	6,162,970
Xcel Energy, Inc.	624,123	22,019,059
		466,177,431
Gas Utilities - 0.2%
AGL Resources, Inc.	154,913	7,607,777
Atmos Energy Corp.	123,163	6,532,566
Chesapeake Utilities Corp.	17,450	823,640
Delta Natural Gas Co., Inc.	3,078	61,375
Gas Natural, Inc.	8,386	84,699
Laclede Group, Inc.	48,203	2,494,987
National Fuel Gas Co. (d)	112,990	7,277,686
New Jersey Resources Corp.	51,240	3,206,599
Northwest Natural Gas Co. (d)	34,699	1,639,528
ONE Gas, Inc.	75,398	3,137,311
Piedmont Natural Gas Co., Inc. (d)	100,435	3,746,226
Questar Corp.	223,693	5,229,942
South Jersey Industries, Inc.	42,574	2,413,094
Southwest Gas Corp.	59,138	3,386,242
UGI Corp.	217,071	7,378,243
WGL Holdings, Inc.	56,924	3,036,895
		58,056,810
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	11,125
Black Hills Corp.	56,412	2,867,422
Calpine Corp. (a)	439,998	9,327,958
Dynegy, Inc. (a)	126,182	3,516,692
NRG Energy, Inc.	423,505	10,155,650
Ormat Technologies, Inc. (d)	46,312	1,579,239

	Shares	Value
Pattern Energy Group, Inc. (d)	55,577	$ 1,546,152
Terraform Power, Inc.	37,950	1,318,004
The AES Corp.	831,368	10,782,843
U.S. Geothermal, Inc. (a)	163,207	75,091
Vivint Solar, Inc. (d)	34,907	281,699
		41,461,875
Multi-Utilities - 1.0%
Alliant Energy Corp. (d)	146,690	9,329,484
Ameren Corp.	299,826	12,715,621
Avista Corp.	75,556	2,576,460
CenterPoint Energy, Inc.	534,808	11,118,658
CMS Energy Corp.	322,535	11,330,655
Consolidated Edison, Inc.	360,876	22,785,711
Dominion Resources, Inc.	730,428	52,656,555
DTE Energy Co.	223,774	18,356,181
Integrys Energy Group, Inc.	105,359	7,873,478
MDU Resources Group, Inc.	236,188	5,266,992
NiSource, Inc.	390,938	16,775,150
NorthWestern Energy Corp.	51,587	2,795,500
PG&E Corp.	595,508	31,996,645
Public Service Enterprise Group, Inc.	634,567	26,689,888
SCANA Corp.	172,426	9,819,661
Sempra Energy	289,445	31,317,949
TECO Energy, Inc.	270,488	5,309,679
Vectren Corp.	101,909	4,550,237
Wisconsin Energy Corp. (d)	322,632	16,447,779
		299,712,283
Water Utilities - 0.1%
American States Water Co.	52,884	2,122,235
American Water Works Co., Inc.	245,033	13,251,385
Aqua America, Inc.	258,851	6,844,020
Artesian Resources Corp. Class A	8,755	190,159
Cadiz, Inc. (a)(d)	14,651	168,487
California Water Service Group	51,749	1,315,977
Connecticut Water Service, Inc.	5,010	185,871
Middlesex Water Co.	7,054	164,076
Pure Cycle Corp. (a)(d)	17,116	78,905
SJW Corp.	14,844	493,415
York Water Co.	5,248	124,220
		24,938,750
TOTAL UTILITIES		890,347,149
TOTAL COMMON STOCKS (Cost $19,313,660,832)		29,257,098,288
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 3/5/15 to 6/25/15 (e) (Cost $16,997,237)	$ 17,000,000	16,999,113
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	334,364,401	$ 334,364,401
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	1,608,966,148	1,608,966,148
TOTAL MONEY MARKET FUNDS (Cost $1,943,330,549)		1,943,330,549
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $21,273,988,618)	31,217,427,950
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(1,715,378,235)
NET ASSETS - 100%	$ 29,502,049,715
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
92 CME S&P 500 Index Contracts (United States)	March 2015	$ 48,364,400	$ 3,038,532
1,406 CME E-mini S&P 500 Index Contracts (United States)	March 2015	147,826,840	7,231,287
95 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2015	14,293,700	1,103,345
232 ICE Russell 2000 Index Contracts (United States)	March 2015	28,573,120	2,195,716
TOTAL EQUITY INDEX CONTRACTS		$ 239,058,060	$ 13,568,880

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,999,113.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 342,139
Fidelity Securities Lending Cash Central Fund	10,095,616
Total	$ 10,437,755
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,867,245,113	$ 3,867,245,113	$ -	$ -
Consumer Staples	2,477,418,900	2,477,418,900	-	-
Energy	2,160,857,918	2,160,857,744	-	174
Financials	5,080,477,124	5,080,467,231	6,520	3,373
Health Care	4,195,627,087	4,168,687,375	26,939,712	-
Industrials	3,276,152,210	3,276,152,210	-	-
Information Technology	5,648,935,918	5,648,935,918	-	-
Materials	1,056,129,029	1,056,129,029	-	-
Telecommunication Services	603,907,840	603,777,997	-	129,843
Utilities	890,347,149	890,347,149	-	-
U.S. Government and Government Agency Obligations	16,999,113	-	16,999,113	-
Money Market Funds	1,943,330,549	1,943,330,549	-	-
Total Investments in Securities:	$ 31,217,427,950	$ 31,173,349,215	$ 43,945,345	$ 133,390
Derivative Instruments:
Assets
Futures Contracts	$ 13,568,880	$ 13,568,880	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 13,568,880	$ -
Total Value of Derivatives	$ 13,568,880	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $1,560,102,861) - See accompanying schedule: Unaffiliated issuers (cost $19,330,658,069)	$ 29,274,097,401
Fidelity Central Funds (cost $1,943,330,549)	1,943,330,549
Total Investments (cost $21,273,988,618)		$ 31,217,427,950
Segregated cash with brokers for derivative instruments		1,746,360
Cash		1,125,884
Receivable for investments sold		8,798,611
Receivable for fund shares sold		178,078,010
Dividends receivable		55,184,160
Distributions receivable from Fidelity Central Funds		906,362
Receivable from investment adviser for expense reductions		411,429
Other receivables		355,579
Total assets		31,464,034,345

Liabilities
Payable for investments purchased	$ 2,897,750
Payable for fund shares redeemed	346,758,524
Accrued management fee	850,437
Payable for daily variation margin for derivative instruments	1,471,485
Other affiliated payables	698,221
Other payables and accrued expenses	342,065
Collateral on securities loaned, at value	1,608,966,148
Total liabilities		1,961,984,630

Net Assets		$ 29,502,049,715
Net Assets consist of:
Paid in capital		$ 19,528,005,222
Undistributed net investment income		103,296,310
Accumulated undistributed net realized gain (loss) on investments		(86,260,100)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,957,008,283
Net Assets		$ 29,502,049,715

Statement of Assets and Liabilities - continued

February 28, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($1,943,258,915 ÷ 31,554,829 shares)	$ 61.58

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($18,860,116,866 ÷ 306,232,124 shares)	$ 61.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,307,281,034 ÷ 21,228,919 shares)	$ 61.58

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,022,584,897 ÷ 16,606,604 shares)	$ 61.58

Class F: Net Asset Value, offering price and redemption price per share ($6,368,808,003 ÷ 103,400,914 shares)	$ 61.59

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 509,971,879
Interest		10,406
Income from Fidelity Central Funds		10,437,755
Total income		520,420,040

Expenses
Management fee	$ 9,896,480
Transfer agent fees	6,899,749
Independent compensation	103,467
Miscellaneous	38,077
Total expenses before reductions	16,937,773
Expense reductions	(3,398,553)	13,539,220
Net investment income (loss)		506,880,820
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	155,573,169
Futures contracts	46,002,473
Total net realized gain (loss)		201,575,642
Change in net unrealized appreciation (depreciation) on: Investment securities	2,775,151,156
Assets and liabilities in foreign currencies	71
Futures contracts	(356,611)
Total change in net unrealized appreciation (depreciation)		2,774,794,616
Net gain (loss)		2,976,370,258
Net increase in net assets resulting from operations		$ 3,483,251,078

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 506,880,820	$ 367,553,418
Net realized gain (loss)	201,575,642	94,663,450
Change in net unrealized appreciation (depreciation)	2,774,794,616	4,093,768,020
Net in net assets resulting from operations	3,483,251,078	4,555,984,888
Distributions to from net investment income	(439,015,704)	(333,228,634)
Share transactions - net increase (decrease)	2,735,964,444	3,674,586,365
Redemption fees	389,476	409,245
Total increase (decrease) in net assets	5,780,589,294	7,897,751,864

Net Assets
Beginning of period	23,721,460,421	15,823,708,557
End of period (including undistributed net investment income of 103,296,310 and undistributed net investment income of $64,203,855, respectively)	$ 29,502,049,715	$ 23,721,460,421

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss) B	1.10	.92	.87	.68	.61
Net realized and unrealized gain (loss)	6.51	10.74	4.40	.96	7.03
Total from investment operations	7.61	11.66	5.27	1.64	7.64
Distributions from net investment income	(.94)	(.80)	(.77)	(.65)	(.60)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.94)	(.80)	(.77)	(.65)	(.62)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 61.58	$ 54.91	$ 44.05	$ 39.55	$ 38.56
Total ReturnA	13.94%	26.62%	13.50%	4.46%	24.39%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.91%	1.85%	2.15%	1.84%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,943,259	$ 1,694,212	$ 1,305,435	$ 3,379,770	$ 6,289,666
Portfolio turnover rateD	2%	2%	3%	17%	4%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss) B	1.13	.94	.89	.69	.62
Net realized and unrealized gain (loss)	6.52	10.73	4.39	.97	7.03
Total from investment operations	7.65	11.67	5.28	1.66	7.65
Distributions from net investment income	(.97)	(.82)	(.78)	(.66)	(.61)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.97)	(.82)	(.78)	(.66)	(.63)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 61.59	$ 54.91	$ 44.06	$ 39.56	$ 38.56
Total ReturnA	14.02%	26.65%	13.53%	4.51%	24.43%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	1.96%	1.89%	2.18%	1.87%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,860,117	$ 14,943,835	$ 10,262,592	$ 6,536,903	$ 5,078,759
Portfolio turnover rateD	2%	2%	3%	17%	4%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	1.13	.94	.89	.36
Net realized and unrealized gain (loss)	6.52	10.75	4.40	5.26
Total from investment operations	7.65	11.69	5.29	5.62
Distributions from net investment income	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 61.58	$ 54.91	$ 44.05	$ 39.55
Total ReturnB, C	14.01%	26.69%	13.55%	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.04%	.05%	.06%	.06%A
Expenses net of all reductions	.04%	.05%	.06%	.06%A
Net investment income (loss)	1.97%	1.90%	2.19%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307,281	$ 1,254,047	$ 876,155	$ 693,534
Portfolio turnover rateF	2%	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 54.90	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	1.14	.95	.90	.36
Net realized and unrealized gain (loss)	6.52	10.73	4.39	5.26
Total from investment operations	7.66	11.68	5.29	5.62
Distributions from net investment income	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 61.58	$ 54.90	$ 44.05	$ 39.55
Total ReturnB, C	14.04%	26.67%	13.57%	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.06%	.06%	.06%A
Expenses net of fee waivers, if any	.04% M	.05% L	.05% L	.05%A, L
Expenses net of all reductions	.04% M	.05% L	.05% L	.05%A, L
Net investment income (loss)	1.97%	1.90%	2.20%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,022,585	$ 740,877	$ 546,329	$ 189,758
Portfolio turnover rateF	2%	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .045%. MAmount represents .038%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss) B	1.14	.95	.90	.69	.63
Net realized and unrealized gain (loss)	6.51	10.74	4.39	.97	7.02
Total from investment operations	7.65	11.69	5.29	1.66	7.65
Distributions from net investment income	(.98)	(.83)	(.79)	(.66)	(.61)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.98)	(.83)	(.79)	(.66)	(.63)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 61.59	$ 54.92	$ 44.06	$ 39.56	$ 38.56
Total ReturnA	14.01%	26.69%	13.55%	4.51%	24.43%
Ratios to Average Net Assets C, E
Expenses before reductions	.04% I	.05% H	.05% H	.06%	.07%
Expenses net of fee waivers, if any	.04% I	.05% H	.05% H	.06%	.07%
Expenses net of all reductions	.04% I	.05% H	.05% H	.06%	.07%
Net investment income (loss)	1.97%	1.90%	2.20%	1.89%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,368,808	$ 5,088,489	$ 2,833,198	$ 1,494,616	$ 745,283
Portfolio turnover rateD	2%	2%	3%	17%	4%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HAmount represents .045%. IAmount represents .038%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,988,019,586
Gross unrealized depreciation	(1,107,205,246)
Net unrealized appreciation (depreciation) on securities	$ 9,880,814,340

Tax Cost	$ 21,336,613,610

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 103,638,372
Capital loss carryforward	$ (10,066,220)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,880,814,411

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (10,066,220)

The tax character of distributions paid was as follows:

	February 28, 2015	February 28, 2014
Ordinary Income	$ 439,015,704	$ 333,228,634

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $46,002,473 and a change in net unrealized appreciation (depreciation) of $(356,611) related to its investment in futures contracts. These amounts are is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares, other than short-term securities, aggregated $3,607,798,035 and $547,687,760, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2014, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .045% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the period, the total annual management fee rate was .038% of average net assets.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2014, under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .065%, .035%, .035%, and .015% of average net assets, respectively. Prior to July 1, 2014 Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 1,100,222.062
Fidelity Advantage Class	5,252,222.032
Institutional Class	431,184.032
Fidelity Advantage Institutional Class	116,121.015
	$ 6,899,749

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38,077 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,095,616.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Investor Class	.10%	$ 9,207
Fidelity Advantage Class	.06%/.05%*	2,876,958
Institutional Class	.05%/.04%*	370,431
Fidelity Advantage Institutional Class	.045%/.035%*	119,902
Class F	.035%*	20,042

* Expense limitation effective July 1, 2014.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,521.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $492.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2015	2014
From net investment income
Investor Class	$ 28,904,286	$ 24,178,210
Fidelity Advantage Class	280,925,671	212,433,599
Institutional Class	22,120,082	16,995,240
Fidelity Advantage Institutional Class	13,655,535	11,661,673
Class F	93,410,130	67,959,912
Total	$ 439,015,704	$ 333,228,634

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
Investor Class
Shares sold	11,146,915	13,726,971	$ 643,746,007	$ 685,400,376
Reinvestment of distributions	481,106	466,133	28,350,004	23,728,673
Shares redeemed	(10,928,650)	(12,971,415)	(634,264,919)	(649,468,987)
Net increase (decrease)	699,371	1,221,689	$ 37,831,092	$ 59,660,062
Fidelity Advantage Class
Shares sold	68,056,591	72,166,611	$ 3,937,110,814	$ 3,601,364,439
Reinvestment of distributions	4,282,439	3,745,162	252,482,338	190,913,094
Shares redeemed	(38,248,720)	(36,714,608)	(2,200,569,878)	(1,840,823,512)
Net increase (decrease)	34,090,310	39,197,165	$ 1,989,023,274	$ 1,951,454,021
Institutional Class
Shares sold	6,784,326	7,454,458	$ 390,867,675	$ 381,027,979
Reinvestment of distributions	376,112	333,909	22,120,082	16,995,240
Shares redeemed	(8,771,607)	(4,837,839)	(514,925,337)	(242,799,293)
Net increase (decrease)	(1,611,169)	2,950,528	$ (101,937,580)	$ 155,223,926
Fidelity Advantage Institutional Class
Shares sold	7,451,506	4,684,496	$ 441,626,023	$ 230,291,144
Reinvestment of distributions	231,729	228,738	13,655,535	11,661,673
Shares redeemed	(4,571,120)	(3,821,617)	(266,559,444)	(196,468,546)
Net increase (decrease)	3,112,115	1,091,617	$ 188,722,114	$ 45,484,271
Class F
Shares sold	26,091,484	37,948,097	$ 1,528,157,446	$ 1,934,234,147
Reinvestment of distributions	1,585,411	1,330,096	93,410,130	67,959,912
Shares redeemed	(16,933,790)	(10,922,888)	(999,242,032)	(539,429,974)
Net increase (decrease)	10,743,105	28,355,305	$ 622,325,544	$ 1,462,764,085

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,051.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,052.10	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,052.10	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 985.50	$ .98
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 985.80	$ .59
HypotheticalA		$ 1,000.00	$ 1,024.20	$ .60
Institutional Class	.07%
Actual		$ 1,000.00	$ 986.20	$ .34
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 986.20	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund - Fidelity Advantage Institutional ClassA	8.27%	17.23%	9.99%

A The initial offering of Fidelity Advantage Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011, are those of Fidelity Advantage Class. Returns prior to October 14, 2005, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Extended Market Index Fund - Fidelity Advantage Institutional Class on February 28, 2005. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index performed over the same period. See footnote A above for additional information regarding the performance of Fidelity Advantage Institutional Class.
Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near its all-time high for the 12 months ending February 28, 2015, supported by low interest rates and the relative strength of the U.S. economy and dollar. The large-cap S&P 500® Index returned 15.51%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 16.58%, while the small-cap Russell 2000® Index returned 5.63%, rallying from early-period weakness amid growth and valuation worries. Among S&P 500® sectors, all except one notched a double-digit gain, led by health care (+24%), information technology (+22%) and consumer staples (+22%). Energy (-7%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning midyear and attributed to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about economic growth and Ebola, as well as unrest in Syria, Iraq and Ukraine. Nevertheless, the index finished the period well above its mid-October nadir, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate, and consumer confidence that declined only slightly from its 11-year high reached in January.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Extended Market Index Fund: For the 12 months ending February 28, 2015, the fund's Fidelity Advantage® Institutional Class shares gained 8.27%, roughly in line with the 8.10% advance of its benchmark, the Dow Jones U.S. Completion Total Stock Market IndexSM. The top individual contributor in absolute terms was Skyworks Solutions, a maker of power amplifiers for mobile phones. Shares of Skyworks were up about 150% for the year, benefiting in part from robust sales of smartphones for which the company supplies components. United Continental Holdings also boosted results, as the airline industry was helped by a plummeting price of oil. In the energy sector, natural gas company Cheniere Energy did well; investors anticipated that the company would benefit from new federal regulations surrounding export permits for natural gas. Strong financial results helped boost the results of hospital operator HCA Holdings and business-oriented social networking company LinkedIn. In contrast, the biggest individual detractor was Las Vegas Sands. Economic weakness in Macau, the only legal gambling destination in China, posed a significant challenge for the casino operator. Another weak stock was 3D Systems, a maker of 3-D printers, which forecasted worse-than-expected revenue due to challenges in meeting customer demand. Of final note, the falling oil price hampered other energy stocks, including Whiting Petroleum.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
American Airlines Group, Inc.	0.8	0.6
Liberty Global PLC Class C	0.7	0.5
LinkedIn Corp.	0.6	0.5
Illumina, Inc.	0.6	0.6
Twitter, Inc.	0.5	0.1
United Continental Holdings, Inc.	0.5	0.4
Las Vegas Sands Corp.	0.5	0.6
Tesla Motors, Inc.	0.4	0.5
Cheniere Energy, Inc.	0.4	0.4
BioMarin Pharmaceutical, Inc.	0.4	0.3
	5.4
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	21.9
Information Technology	16.7	15.3
Consumer Discretionary	16.2	15.5
Industrials	14.6	15.3
Health Care	12.5	11.8
Materials	4.9	5.4
Energy	4.3	6.7
Utilities	3.1	3.2
Consumer Staples	3.0	2.8
Telecommunication Services	1.0	1.3

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)(d)	258,621	$ 6,444,835
Autoliv, Inc. (d)	320,033	36,003,713
Clean Diesel Technologies, Inc. (a)(d)	33,479	68,297
Cooper Tire & Rubber Co.	199,906	7,608,422
Cooper-Standard Holding, Inc. (a)	48,481	2,628,155
Dana Holding Corp. (d)	581,389	12,703,350
Dorman Products, Inc. (a)(d)	105,504	4,653,781
Drew Industries, Inc. (a)(d)	78,727	4,644,106
Federal-Mogul Corp. Class A (a)	112,607	1,471,773
Fox Factory Holding Corp. (a)(d)	60,496	901,390
Fuel Systems Solutions, Inc. (a)(d)	54,919	595,322
Gentex Corp.	1,021,362	17,996,398
Gentherm, Inc. (a)	121,322	5,635,407
Jason Industries, Inc. (a)	15,095	107,929
Lear Corp.	276,480	30,114,202
Modine Manufacturing Co. (a)	171,375	2,221,020
Motorcar Parts of America, Inc. (a)	60,748	1,594,635
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	81,032	251,199
Remy International, Inc.	107,914	2,467,993
Shiloh Industries, Inc. (a)	26,252	325,787
Spartan Motors, Inc.	116,298	579,164
Standard Motor Products, Inc.	74,706	3,131,676
Stoneridge, Inc. (a)	89,076	1,028,828
Strattec Security Corp. (d)	11,482	780,891
Superior Industries International, Inc.	84,602	1,642,971
Sypris Solutions, Inc.	33,998	84,995
Tenneco, Inc. (a)(d)	206,452	12,023,764
Tower International, Inc. (a)	69,138	1,871,566
TRW Automotive Holdings Corp. (a)	381,316	39,748,380
UQM Technologies, Inc. (a)(d)	137,888	146,161
Visteon Corp. (a)	152,560	15,336,857
		214,812,967
Automobiles - 0.5%
Tesla Motors, Inc. (a)(d)	333,530	67,819,990
Thor Industries, Inc. (d)	161,200	9,939,592
Winnebago Industries, Inc. (d)	100,663	2,336,388
		80,095,970
Distributors - 0.3%
Core-Mark Holding Co., Inc.	83,058	5,840,639
LKQ Corp. (a)	1,044,480	25,668,096
Pool Corp. (d)	154,363	10,677,289
VOXX International Corp. (a)(d)	62,477	537,302
Weyco Group, Inc.	16,952	456,687
		43,180,013
Diversified Consumer Services - 0.7%
2U, Inc. (d)	28,510	526,865
American Public Education, Inc. (a)(d)	58,621	1,899,320

	Shares	Value
Apollo Education Group, Inc. Class A (non-vtg.) (a)	337,878	$ 9,342,327
Ascent Capital Group, Inc. (a)(d)	44,999	1,978,606
Bridgepoint Education, Inc. (a)	54,320	549,718
Bright Horizons Family Solutions, Inc. (a)(d)	126,710	6,424,197
Cambium Learning Group, Inc. (a)	16,192	43,233
Capella Education Co.	38,122	2,471,068
Career Education Corp. (a)(d)	187,149	999,376
Carriage Services, Inc.	53,923	1,239,690
Chegg, Inc. (a)(d)	174,618	1,417,898
Collectors Universe, Inc.	17,833	406,057
DeVry, Inc.	199,686	7,298,523
Graham Holdings Co.	15,240	15,032,431
Grand Canyon Education, Inc. (a)	157,575	7,226,390
Houghton Mifflin Harcourt Co. (a)(d)	376,340	7,444,005
ITT Educational Services, Inc. (a)(d)	66,029	488,615
K12, Inc. (a)	105,616	1,788,079
Liberty Tax, Inc. (a)(d)	13,640	387,649
LifeLock, Inc. (a)(d)	260,798	3,645,956
Lincoln Educational Services Corp. (d)	84,172	245,782
National American University Holdings, Inc.	23,237	75,520
Regis Corp. (a)	155,503	2,494,268
Service Corp. International	716,718	17,810,442
ServiceMaster Global Holdings, Inc.	250,277	8,657,081
Sotheby's Class A (Ltd. vtg.) (d)	219,728	9,657,046
Steiner Leisure Ltd. (a)(d)	48,129	2,219,709
Strayer Education, Inc. (a)(d)	37,506	2,282,990
Universal Technical Institute, Inc.	75,572	743,628
Weight Watchers International, Inc. (a)(d)	97,008	1,099,101
		115,895,570
Hotels, Restaurants & Leisure - 3.2%
AG&E Holdings, Inc. (a)(d)	4,238	3,475
Ambassadors Group, Inc. (a)	48,627	120,109
ARAMARK Holdings Corp.	509,164	16,115,041
Ark Restaurants Corp.	8,457	205,505
Belmond Ltd. Class A (a)	314,268	3,843,498
Biglari Holdings, Inc. (a)(d)	6,667	2,901,545
BJ's Restaurants, Inc. (a)(d)	82,017	4,282,928
Bloomin' Brands, Inc.	358,123	9,225,248
Bob Evans Farms, Inc. (d)	85,237	4,993,183
Boyd Gaming Corp. (a)(d)	258,452	3,569,222
Bravo Brio Restaurant Group, Inc. (a)	63,389	825,959
Brinker International, Inc.	223,955	13,316,364
Buffalo Wild Wings, Inc. (a)(d)	63,952	12,222,506
Caesars Entertainment Corp. (a)(d)	145,992	1,547,515
Carrols Restaurant Group, Inc. (a)	103,693	813,990
Century Casinos, Inc. (a)	65,094	366,479
Choice Hotels International, Inc. (d)	131,901	8,371,756
Churchill Downs, Inc.	48,125	5,286,050
Chuy's Holdings, Inc. (a)(d)	60,855	1,367,412
ClubCorp Holdings, Inc.	86,494	1,539,593
Cosi, Inc. (a)(d)	94,577	254,412
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Cracker Barrel Old Country Store, Inc. (d)	83,238	$ 12,571,435
Dave & Buster's Entertainment, Inc. (d)	40,681	1,269,247
Del Frisco's Restaurant Group, Inc. (a)	86,188	1,731,517
Denny's Corp. (a)	321,735	3,703,170
Diamond Resorts International, Inc. (a)(d)	169,251	5,864,547
DineEquity, Inc.	62,021	6,731,139
Diversified Restaurant Holdings, Inc. (a)	33,035	158,568
Domino's Pizza, Inc.	187,523	19,039,210
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	32,639
Dover Motorsports, Inc.	22,686	56,715
Dunkin' Brands Group, Inc.	361,407	16,935,532
El Pollo Loco Holdings, Inc. (a)(d)	45,745	1,124,870
Eldorado Resorts, Inc. (a)	82,401	379,045
Empire Resorts, Inc. (a)(d)	46,820	251,423
Entertainment Gaming Asia, Inc.	10,476	18,438
Extended Stay America, Inc. unit	186,753	3,604,333
Famous Dave's of America, Inc. (a)(d)	17,917	550,410
Fiesta Restaurant Group, Inc. (a)(d)	90,125	5,859,026
Flanigan's Enterprises, Inc.	1,120	42,840
Frisch's Restaurants, Inc.	8,068	226,549
Full House Resorts, Inc. (a)	24,413	35,643
Gaming Partners International Corp. (a)	1,584	13,306
Good Times Restaurants, Inc. (a)(d)	12,880	108,063
Hilton Worldwide Holdings, Inc. (a)	1,420,634	40,161,323
Hyatt Hotels Corp. Class A (a)	197,385	11,949,688
Ignite Restaurant Group, Inc. (a)	17,224	122,807
International Game Technology	848,658	15,140,059
International Speedway Corp. Class A (d)	100,063	3,104,955
Interval Leisure Group, Inc. (d)	143,029	3,861,783
Intrawest Resorts Holdings, Inc.	53,255	502,727
Isle of Capri Casinos, Inc. (a)	74,961	934,764
Jack in the Box, Inc.	136,919	13,238,698
Jamba, Inc. (a)(d)	49,896	755,425
Kona Grill, Inc. (a)(d)	28,309	692,438
Krispy Kreme Doughnuts, Inc. (a)(d)	233,019	5,084,475
La Quinta Holdings, Inc.	228,990	5,085,868
Lakes Entertainment, Inc. (a)	33,424	284,104
Las Vegas Sands Corp. (d)	1,276,936	72,657,658
Life Time Fitness, Inc. (a)(d)	125,115	7,231,647
Luby's, Inc. (a)	44,918	251,541
Marcus Corp.	66,704	1,300,061
Marriott Vacations Worldwide Corp.	107,619	8,185,501
MGM Mirage, Inc. (a)	1,234,603	26,827,923
Monarch Casino & Resort, Inc. (a)	31,105	566,111
Morgans Hotel Group Co. (a)	89,969	698,159
Nathan's Famous, Inc. (a)	8,467	692,262
Noodles & Co. (a)(d)	43,037	784,565
Norwegian Cruise Line Holdings Ltd. (a)	345,532	17,041,638
Panera Bread Co. Class A (a)(d)	89,182	14,396,650

	Shares	Value
Papa John's International, Inc. (d)	108,217	$ 6,692,139
Papa Murphy's Holdings, Inc. (d)	14,294	190,968
Penn National Gaming, Inc. (a)(d)	234,807	3,825,006
Pinnacle Entertainment, Inc. (a)(d)	200,314	5,156,082
Popeyes Louisiana Kitchen, Inc. (a)(d)	85,411	5,125,514
Potbelly Corp. (a)(d)	64,510	867,014
Premier Exhibitions, Inc. (a)(d)	89,421	32,192
Rave Restaurant Group, Inc. (a)(d)	23,021	299,733
RCI Hospitality Holdings, Inc. (a)	25,778	269,380
Red Lion Hotels Corp. (a)	45,825	311,610
Red Robin Gourmet Burgers, Inc. (a)	47,094	3,930,936
Ruby Tuesday, Inc. (a)(d)	207,290	1,363,968
Ruth's Hospitality Group, Inc.	129,505	1,976,246
Scientific Games Corp. Class A (a)(d)	172,823	2,334,839
SeaWorld Entertainment, Inc.	232,739	4,361,529
Six Flags Entertainment Corp.	308,605	13,976,720
Sonic Corp. (d)	187,706	5,967,174
Speedway Motorsports, Inc.	37,455	888,433
Texas Roadhouse, Inc. Class A (d)	206,875	7,786,775
The Cheesecake Factory, Inc.	156,881	7,454,985
Town Sports International Holdings, Inc. (d)	75,993	525,872
Vail Resorts, Inc.	128,165	11,254,169
Wendy's Co.	938,519	10,408,176
Zoe's Kitchen, Inc. (d)	54,857	1,882,144
		519,913,889
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	35,197	904,915
Beazer Homes U.S.A., Inc. (a)(d)	97,397	1,659,645
Blyth, Inc.	30,867	227,181
Cavco Industries, Inc. (a)	26,518	1,900,280
Century Communities, Inc. (d)	10,008	185,648
Comstock Holding Companies, Inc. Class A (a)(d)	37,485	36,360
CSS Industries, Inc.	27,206	786,253
Dixie Group, Inc. (a)(d)	45,824	404,168
Emerson Radio Corp. (a)	24,397	32,692
Ethan Allen Interiors, Inc. (d)	98,548	2,644,043
Flexsteel Industries, Inc.	18,647	556,613
GoPro, Inc. Class A (d)	96,194	4,038,224
Green Brick Partners, Inc. (a)(d)	39,405	321,151
Helen of Troy Ltd. (a)	92,219	7,065,820
Hooker Furniture Corp.	32,841	605,916
Hovnanian Enterprises, Inc. Class A (a)(d)	440,144	1,646,139
Installed Building Products, Inc. (a)(d)	55,278	964,048
iRobot Corp. (a)(d)	102,398	3,363,774
Jarden Corp. (a)	613,238	32,544,541
KB Home	306,757	4,279,260
Koss Corp.	1,389	2,959
La-Z-Boy, Inc.	186,390	4,650,431
LGI Homes, Inc. (a)(d)	43,673	618,410
Libbey, Inc.	79,425	3,020,533
Lifetime Brands, Inc.	32,451	519,541
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M.D.C. Holdings, Inc. (d)	131,539	$ 3,575,230
M/I Homes, Inc. (a)(d)	86,608	1,885,456
Meritage Homes Corp. (a)(d)	131,106	5,835,528
NACCO Industries, Inc. Class A	20,539	1,147,103
New Home Co. LLC (a)(d)	27,236	395,467
Nova LifeStyle, Inc. (a)(d)	28,221	74,221
NVR, Inc. (a)(d)	13,848	18,445,536
Ryland Group, Inc. (d)	153,341	6,977,016
Skullcandy, Inc. (a)(d)	64,637	672,871
Skyline Corp. (a)	14,802	53,435
Standard Pacific Corp. (a)(d)	535,919	4,683,932
Stanley Furniture Co., Inc. (a)	37,789	125,837
Taylor Morrison Home Corp. (a)(d)	104,442	2,013,642
Tempur Sealy International, Inc. (a)(d)	207,741	11,947,185
Toll Brothers, Inc. (a)(d)	551,662	21,134,171
TRI Pointe Homes, Inc. (a)	505,425	8,026,149
Tupperware Brands Corp. (d)	171,894	12,273,232
Turtle Beach Corp. (a)(d)	43,489	102,634
UCP, Inc. (a)	26,900	244,790
Universal Electronics, Inc. (a)	54,073	3,055,665
WCI Communities, Inc. (a)(d)	33,253	795,412
William Lyon Homes, Inc. (a)(d)	65,299	1,481,634
Zagg, Inc. (a)	90,622	697,789
		178,622,480
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	117,088	1,461,258
Blue Nile, Inc. (a)(d)	48,330	1,448,933
CafePress, Inc. (a)	18,875	60,211
EVINE Live, Inc. (a)	136,770	865,754
FTD Companies, Inc. (a)(d)	66,872	2,327,146
Gaiam, Inc. Class A (a)	44,181	282,317
Geeknet, Inc. (a)	16,239	117,570
Groupon, Inc. Class A (a)(d)	1,446,030	11,828,525
HSN, Inc.	121,022	8,177,457
Lands' End, Inc. (a)(d)	44,384	1,627,561
Liberty Interactive Corp.:
(Venture Group) Series A (a)	478,044	19,207,808
Series A (a)	1,637,091	48,343,297
Liberty TripAdvisor Holdings, Inc. (a)	255,206	8,429,454
NutriSystem, Inc. (d)	114,343	1,967,843
Orbitz Worldwide, Inc. (a)	315,534	3,653,884
Overstock.com, Inc. (a)(d)	48,655	1,105,442
PetMed Express, Inc. (d)	75,157	1,156,666
Shutterfly, Inc. (a)(d)	129,741	6,228,865
Travelport Worldwide Ltd. (d)	100,416	1,600,631
U.S. Auto Parts Network, Inc. (a)	51,915	144,324
Wayfair LLC Class A (d)	35,888	837,985
zulily, Inc. Class A (a)(d)	60,381	845,938
		121,718,869

	Shares	Value
Leisure Products - 0.5%
Arctic Cat, Inc.	47,692	$ 1,738,850
Black Diamond, Inc. (a)(d)	70,114	508,327
Brunswick Corp.	312,990	16,976,578
Callaway Golf Co.	268,658	2,415,235
Escalade, Inc.	27,401	424,716
JAKKS Pacific, Inc. (a)(d)	75,785	504,728
Johnson Outdoors, Inc. Class A (d)	22,481	754,013
Leapfrog Enterprises, Inc. Class A (a)(d)	208,450	535,717
Malibu Boats, Inc. Class A (a)(d)	44,598	903,110
Marine Products Corp.	22,297	181,944
Nautilus, Inc. (a)	95,784	1,461,664
Polaris Industries, Inc.	213,119	32,677,536
Smith & Wesson Holding Corp. (a)(d)	179,990	2,435,265
Sturm, Ruger & Co., Inc. (d)	66,363	3,448,221
Summer Infant, Inc. (a)	37,416	102,146
Vista Outdoor, Inc. (a)	220,674	9,634,627
		74,702,677
Media - 3.4%
A.H. Belo Corp. Class A	70,842	615,617
AMC Entertainment Holdings, Inc. Class A	68,798	2,365,275
AMC Networks, Inc. Class A (a)(d)	202,319	14,571,014
Ballantyne of Omaha, Inc. (a)	47,765	215,898
Beasley Broadcast Group, Inc. Class A	5,286	26,536
Carmike Cinemas, Inc. (a)	82,780	2,586,875
Central European Media Enterprises Ltd. Class A (a)(d)	252,596	714,847
Charter Communications, Inc. Class A (a)	280,393	50,638,976
Cinedigm Corp. (a)	237,315	367,838
Cinemark Holdings, Inc.	361,871	14,735,387
Clear Channel Outdoor Holding, Inc. Class A (a)	134,797	1,315,619
Crown Media Holdings, Inc. Class A (a)	111,752	383,309
Cumulus Media, Inc. Class A (a)(d)	426,497	1,701,723
Dex Media, Inc. (a)(d)	43,261	292,012
DISH Network Corp. Class A (a)	731,665	54,904,142
DreamWorks Animation SKG, Inc. Class A (a)(d)	250,693	5,367,337
E.W. Scripps Co. Class A (a)(d)	110,895	2,557,239
Emmis Communications Corp. Class A (a)(d)	99,045	212,947
Entercom Communications Corp. Class A (a)(d)	61,546	700,393
Entravision Communication Corp. Class A	226,807	1,555,896
Global Eagle Entertainment, Inc. (a)(d)	183,765	2,444,075
Gray Television, Inc. (a)(d)	162,058	1,772,915
Harte-Hanks, Inc.	168,026	1,302,202
Hemisphere Media Group, Inc. (a)(d)	25,611	322,186
Insignia Systems, Inc. (a)	22,896	69,375
John Wiley & Sons, Inc. Class A	163,947	10,600,813
Journal Communications, Inc. Class A (a)(d)	144,064	1,711,480
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Lee Enterprises, Inc. (a)(d)	177,698	$ 534,871
Liberty Broadband Corp.:
Class A (a)	86,851	4,504,093
Class C (a)	225,814	11,755,877
Liberty Global PLC:
Class A (a)	848,434	45,866,342
Class C (d)	2,090,987	109,086,792
Liberty Media Corp.:
Class A (a)	347,405	13,397,674
Class C (a)	694,810	26,819,666
Lions Gate Entertainment Corp. (d)	280,776	9,150,490
Live Nation Entertainment, Inc. (a)	501,239	12,826,706
Loral Space & Communications Ltd. (a)	49,449	3,517,307
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	86,467	408,989
Media General, Inc. (a)(d)	274,564	4,093,749
Meredith Corp.	132,432	7,103,652
Morningstar, Inc.	76,494	5,710,277
National CineMedia, Inc. (d)	220,190	3,355,696
New Media Investment Group, Inc.	136,001	3,359,225
Nexstar Broadcasting Group, Inc. Class A (d)	103,717	5,655,688
NTN Communications, Inc. (a)	49,847	21,579
Radio One, Inc. Class D (non-vtg.) (a)(d)	99,600	259,956
ReachLocal, Inc. (a)(d)	43,634	130,466
Reading International, Inc. Class A (a)	51,775	672,040
Regal Entertainment Group Class A	283,162	6,693,950
Rentrak Corp. (a)(d)	38,192	2,091,012
RLJ Entertainment, Inc. (a)	42,349	72,417
Saga Communications, Inc. Class A	16,931	676,901
Salem Communications Corp. Class A	28,498	211,170
Scholastic Corp.	93,383	3,456,105
SFX Entertainment, Inc. (a)(d)	136,547	649,964
Sinclair Broadcast Group, Inc. Class A (d)	253,255	6,954,382
Sirius XM Holdings, Inc. (a)	9,081,554	35,327,245
Sizmek, Inc. (a)	83,242	657,612
Spanish Broadcasting System, Inc. Class A (a)	17,489	65,234
SPAR Group, Inc. (a)	4,346	6,780
Starz Series A (a)(d)	296,188	9,845,289
The Madison Square Garden Co. Class A (a)	210,240	16,472,304
The McClatchy Co. Class A (a)	208,390	483,465
The New York Times Co. Class A	448,151	6,269,632
Time, Inc.	380,982	9,029,273
Townsquare Media, Inc.	2,819	37,295
Tribune Publishing Co. (d)	70,662	1,519,233
Value Line, Inc.	1,396	22,643
World Wrestling Entertainment, Inc. Class A (d)	105,315	1,731,379
		544,556,346

	Shares	Value
Multiline Retail - 0.3%
Big Lots, Inc. (d)	192,485	$ 9,183,459
Burlington Stores, Inc. (a)	207,476	11,529,441
Dillard's, Inc. Class A (d)	86,717	11,287,085
Fred's, Inc. Class A	123,849	2,313,499
Gordmans Stores, Inc. (a)(d)	23,635	92,886
JC Penney Corp., Inc. (a)(d)	1,046,393	8,894,341
Sears Holdings Corp. (a)(d)	172,659	6,491,978
The Bon-Ton Stores, Inc. (d)	46,249	256,682
Tuesday Morning Corp. (a)(d)	149,601	2,839,427
		52,888,798
Specialty Retail - 3.0%
Aarons, Inc. Class A	222,302	6,626,823
Abercrombie & Fitch Co. Class A (d)	244,473	6,048,262
Advance Auto Parts, Inc.	250,371	38,789,979
Aeropostale, Inc. (a)	259,054	1,043,988
America's Car Mart, Inc. (a)(d)	28,636	1,523,578
American Eagle Outfitters, Inc. (d)	598,685	8,962,314
ANN, Inc. (a)	160,991	5,781,187
Appliance Recycling Centers of America, Inc. (a)	2,967	7,952
Asbury Automotive Group, Inc. (a)	106,556	8,382,761
Ascena Retail Group, Inc. (a)	458,637	6,145,736
Barnes & Noble, Inc. (a)(d)	139,842	3,482,066
bebe stores, Inc.	123,042	452,795
Big 5 Sporting Goods Corp.	67,233	859,238
Books-A-Million, Inc. (a)	28,953	74,120
Boot Barn Holdings, Inc.	14,346	353,055
Brown Shoe Co., Inc.	148,606	4,458,180
Build-A-Bear Workshop, Inc. (a)(d)	42,241	915,362
Cabela's, Inc. Class A (a)(d)	164,423	8,951,188
Chico's FAS, Inc.	544,649	9,928,951
Christopher & Banks Corp. (a)(d)	129,017	645,085
Citi Trends, Inc. (a)	51,244	1,365,653
Conn's, Inc. (a)(d)	84,164	2,175,639
CST Brands, Inc.	269,002	11,198,553
Destination Maternity Corp.	42,518	696,445
Destination XL Group, Inc. (a)(d)	150,273	709,289
Dick's Sporting Goods, Inc.	346,668	18,751,272
Dover Saddlery, Inc. (a)	1,537	7,147
DSW, Inc. Class A	246,077	9,274,642
Express, Inc. (a)	285,681	3,948,111
Finish Line, Inc. Class A	168,959	4,136,116
Five Below, Inc. (a)(d)	184,423	5,852,664
Foot Locker, Inc.	484,301	27,203,187
Francesca's Holdings Corp. (a)	141,202	2,116,618
Genesco, Inc. (a)(d)	85,030	6,243,753
GNC Holdings, Inc.	311,409	14,975,659
Group 1 Automotive, Inc.	73,930	6,013,466
Guess?, Inc. (d)	220,089	3,985,812
Haverty Furniture Companies, Inc.	67,771	1,562,122
hhgregg, Inc. (a)(d)	51,212	327,757
Hibbett Sports, Inc. (a)(d)	89,175	4,361,549
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Kirkland's, Inc. (a)(d)	53,316	$ 1,267,321
Lithia Motors, Inc. Class A (sub. vtg.) (d)	78,414	7,406,986
Lumber Liquidators Holdings, Inc. (a)(d)	93,069	4,826,558
MarineMax, Inc. (a)(d)	91,255	2,313,314
Mattress Firm Holding Corp. (a)(d)	54,318	3,308,509
Michaels Companies, Inc. (d)	162,599	4,585,292
Monro Muffler Brake, Inc. (d)	104,936	6,636,153
Murphy U.S.A., Inc. (a)(d)	154,314	10,954,751
New York & Co., Inc. (a)	101,159	226,596
Office Depot, Inc. (a)	1,674,678	15,691,733
Outerwall, Inc.	69,070	4,456,396
Pacific Sunwear of California, Inc. (a)	152,515	425,517
Penske Automotive Group, Inc.	149,572	7,378,387
Perfumania Holdings, Inc. (a)	10,679	58,521
Pier 1 Imports, Inc. (d)	325,225	3,922,214
Rent-A-Center, Inc. (d)	184,904	5,103,350
Restoration Hardware Holdings, Inc. (a)(d)	122,996	10,835,948
Sally Beauty Holdings, Inc. (a)	434,993	14,580,965
Sears Hometown & Outlet Stores, Inc. (a)(d)	48,309	642,027
Select Comfort Corp. (a)	189,184	6,072,806
Shoe Carnival, Inc.	52,398	1,285,847
Signet Jewelers Ltd.	276,774	33,179,667
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	3,109,971
Sportsman's Warehouse Holdings, Inc. (d)	38,846	285,907
Stage Stores, Inc.	107,717	2,307,298
Stein Mart, Inc.	98,915	1,626,163
Systemax, Inc. (a)	32,691	393,273
Tandy Leather Factory, Inc.	3,074	27,635
The Buckle, Inc. (d)	98,501	4,954,600
The Cato Corp. Class A (sub. vtg.)	93,688	4,154,126
The Children's Place Retail Stores, Inc. (d)	76,274	4,346,855
The Container Store Group, Inc. (a)(d)	43,525	801,731
The Men's Wearhouse, Inc.	159,656	8,013,135
The Pep Boys - Manny, Moe & Jack (a)(d)	186,870	1,659,406
Tile Shop Holdings, Inc. (a)(d)	81,131	895,686
Tilly's, Inc. (a)	34,668	435,430
Trans World Entertainment Corp.	29,120	110,365
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	222,149	31,269,693
Vitamin Shoppe, Inc. (a)(d)	106,125	4,499,700
West Marine, Inc. (a)	47,720	536,850
Williams-Sonoma, Inc.	298,119	23,983,674
Winmark Corp.	7,287	598,263
Zumiez, Inc. (a)(d)	76,306	2,962,199
		480,468,892
Textiles, Apparel & Luxury Goods - 1.1%
American Apparel, Inc. (a)(d)	471,454	417,237

	Shares	Value
Carter's, Inc.	183,967	$ 16,330,751
Charles & Colvard Ltd. (a)	45,090	67,635
Cherokee, Inc.	28,809	525,764
Columbia Sportswear Co.	90,872	5,078,836
Crocs, Inc. (a)(d)	301,863	3,365,772
Crown Crafts, Inc.	2,227	18,484
Culp, Inc.	26,390	573,719
Deckers Outdoor Corp. (a)(d)	119,905	8,901,747
Delta Apparel, Inc. (a)	17,128	151,583
DGSE Companies, Inc. (a)(d)	6,929	9,701
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	17,315
G-III Apparel Group Ltd. (a)(d)	64,905	6,829,953
Hanesbrands, Inc.	341,491	43,553,762
Iconix Brand Group, Inc. (a)(d)	163,617	5,525,346
Joe's Jeans, Inc. (a)	173,010	29,412
Kate Spade & Co. (a)	436,008	15,020,476
Lakeland Industries, Inc. (a)(d)	20,493	203,086
lululemon athletica, Inc. (a)(d)	361,440	24,736,954
Movado Group, Inc. (d)	64,810	1,664,969
Oxford Industries, Inc. (d)	53,060	2,919,892
Perry Ellis International, Inc. (a)(d)	47,883	1,130,039
Quiksilver, Inc. (a)(d)	451,488	948,125
Rocky Brands, Inc.	24,170	480,500
Sequential Brands Group, Inc. (a)(d)	95,325	965,642
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	140,354	9,563,722
Steven Madden Ltd. (a)	204,549	7,468,084
Superior Uniform Group, Inc.	24,574	450,933
Tumi Holdings, Inc. (a)(d)	202,709	4,741,364
Unifi, Inc. (a)(d)	51,404	1,661,377
Vera Bradley, Inc. (a)(d)	83,488	1,668,925
Vince Holding Corp. (a)(d)	54,563	1,240,217
Wolverine World Wide, Inc. (d)	344,817	10,537,608
		176,798,930
TOTAL CONSUMER DISCRETIONARY		2,603,655,401
CONSUMER STAPLES - 3.0%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	30,146	8,067,070
Castle Brands, Inc. (a)(d)	356,392	538,152
Coca-Cola Bottling Co. Consolidated	16,170	1,687,986
Craft Brew Alliance, Inc. (a)(d)	36,075	450,938
Crystal Rock Holdings, Inc. (a)	4,384	3,113
MGP Ingredients, Inc.	43,868	683,902
National Beverage Corp. (a)	48,005	1,075,792
Primo Water Corp. (a)	66,688	272,087
REED'S, Inc. (a)(d)	27,179	146,767
		12,925,807
Food & Staples Retailing - 0.7%
Andersons, Inc. (d)	91,732	4,060,976
Casey's General Stores, Inc.	131,718	11,558,255
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Chefs' Warehouse Holdings (a)(d)	70,559	$ 1,429,525
Diplomat Pharmacy, Inc. (d)	45,000	1,350,000
Fairway Group Holdings Corp. (a)(d)	95,758	533,372
Fresh Market, Inc. (a)(d)	149,076	5,673,833
Ingles Markets, Inc. Class A (d)	40,864	1,766,959
Liberator Medical Holdings, Inc. (d)	150,045	574,672
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	32,577	959,393
Pantry, Inc. (a)	83,779	3,074,689
PriceSmart, Inc. (d)	69,268	5,502,650
Rite Aid Corp. (a)	3,149,413	25,132,316
Roundy's, Inc. (a)(d)	124,193	505,466
Smart & Final Stores, Inc.	47,320	712,639
SpartanNash Co.	132,984	3,530,725
Sprouts Farmers Market LLC (a)(d)	431,063	15,867,429
SUPERVALU, Inc. (a)(d)	691,270	6,829,748
United Natural Foods, Inc. (a)(d)	171,372	14,230,731
Village Super Market, Inc. Class A	17,618	486,785
Weis Markets, Inc. (d)	43,260	2,040,574
		105,820,737
Food Products - 1.4%
Alico, Inc.	8,218	375,316
B&G Foods, Inc. Class A (d)	188,544	5,401,786
Boulder Brands, Inc. (a)(d)	196,281	2,023,657
Bunge Ltd.	501,826	41,039,330
Cal-Maine Foods, Inc. (d)	110,514	4,158,642
Calavo Growers, Inc. (d)	52,257	2,192,181
Coffee Holding Co., Inc. (a)	9,926	50,325
Darling International, Inc. (a)	556,875	9,700,763
Dean Foods Co. (d)	326,451	5,262,390
Diamond Foods, Inc. (a)	88,734	2,391,381
Farmer Brothers Co. (a)(d)	24,606	596,203
Flowers Foods, Inc.	634,466	13,729,844
Fresh Del Monte Produce, Inc.	130,882	4,608,355
Freshpet, Inc. (d)	33,790	622,750
Golden Enterprises Ltd.	2,595	10,121
Ingredion, Inc.	256,977	21,126,079
Inventure Foods, Inc. (a)	76,402	770,896
J&J Snack Foods Corp.	52,992	5,362,260
John B. Sanfilippo & Son, Inc.	26,450	979,973
Lancaster Colony Corp.	70,760	6,467,464
Landec Corp. (a)(d)	98,798	1,379,220
Lifeway Foods, Inc. (a)	18,911	354,203
Limoneira Co. (d)	37,599	785,819
Omega Protein Corp. (a)	68,753	734,282
Pilgrims Pride Corp. (d)	212,861	5,838,777
Pinnacle Foods, Inc.	318,280	11,553,564
Post Holdings, Inc. (a)(d)	178,006	8,807,737
Rocky Mountain Chocolate Factory, Inc.	3,001	45,975
S&W Seed Co. (a)(d)	38,997	166,517

	Shares	Value
Sanderson Farms, Inc. (d)	72,669	$ 6,192,125
Seaboard Corp. (a)(d)	982	3,937,820
Seneca Foods Corp. Class A (a)(d)	22,104	597,692
Snyders-Lance, Inc.	179,002	5,522,212
The Hain Celestial Group, Inc. (a)(d)	345,036	21,575,101
Tootsie Roll Industries, Inc. (d)	87,006	2,869,458
TreeHouse Foods, Inc. (a)(d)	144,277	12,055,786
WhiteWave Foods Co. (a)	600,949	24,608,862
		233,894,866
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	143,982	1,393,746
Church & Dwight Co., Inc.	460,044	39,168,146
Energizer Holdings, Inc.	215,504	28,840,900
Harbinger Group, Inc. (a)(d)	343,850	4,236,232
Ocean Bio-Chem, Inc. (d)	26,292	131,986
Oil-Dri Corp. of America	15,023	456,249
Orchids Paper Products Co.	28,220	795,240
Spectrum Brands Holdings, Inc.	75,052	7,030,871
WD-40 Co.	50,695	4,116,434
		86,169,804
Personal Products - 0.2%
CCA Industries, Inc. (a)	3,083	10,729
Coty, Inc. Class A (d)	242,905	5,489,653
Cyanotech Corp. (a)(d)	3,808	30,464
Elizabeth Arden, Inc. (a)(d)	90,496	1,515,808
Herbalife Ltd. (d)	238,189	7,386,241
Inter Parfums, Inc.	62,362	1,772,952
LifeVantage Corp. (a)(d)	379,647	372,054
Mannatech, Inc. (a)	4,519	103,982
MediFast, Inc. (a)(d)	48,925	1,547,987
MYOS Corp. (a)	849	5,069
Natural Alternatives International, Inc. (a)	20,104	110,974
Nature's Sunshine Products, Inc.	30,878	402,958
Nu Skin Enterprises, Inc. Class A	205,841	11,152,465
Nutraceutical International Corp. (a)(d)	27,721	454,070
Reliv International, Inc. (a)	10,690	11,652
Revlon, Inc. (a)	46,040	1,554,310
RiceBran Technologies (a)(d)	15,640	63,655
Rock Creek Pharmaceuticals, Inc. (a)(d)	589,710	73,714
Synutra International, Inc. (a)(d)	35,099	199,011
The Female Health Co. (d)	62,402	216,535
United-Guardian, Inc.	6,016	117,132
USANA Health Sciences, Inc. (a)	23,517	2,351,935
		34,943,350
Tobacco - 0.1%
22nd Century Group, Inc. (a)(d)	131,525	107,469
Alliance One International, Inc. (a)	373,396	354,726
Universal Corp. (d)	85,449	4,093,862
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Vapor Corp. (a)(d)	43,151	$ 51,350
Vector Group Ltd. (d)	248,141	5,719,650
		10,327,057
TOTAL CONSUMER STAPLES		484,081,621
ENERGY - 4.3%
Energy Equipment & Services - 1.4%
Aspen Aerogels, Inc. (d)	13,067	103,621
Atwood Oceanics, Inc. (d)	214,856	6,662,685
Basic Energy Services, Inc. (a)(d)	116,415	866,128
Bristow Group, Inc.	126,302	7,823,146
C&J Energy Services, Inc. (a)(d)	156,985	2,139,706
Carbo Ceramics, Inc. (d)	68,426	2,493,443
Core Laboratories NV (d)	151,073	16,605,944
Dawson Geophysical Co. (a)	64,400	337,456
Dresser-Rand Group, Inc. (a)	265,263	21,589,756
Dril-Quip, Inc. (a)	140,583	10,214,761
ENGlobal Corp. (a)	49,530	84,201
Enservco Corp. (a)(d)	77,749	163,273
Era Group, Inc. (a)(d)	68,501	1,511,132
Exterran Holdings, Inc.	236,420	7,676,557
FMSA Holdings, Inc. (d)	86,412	582,417
Forbes Energy Services Ltd. (a)(d)	27,033	28,655
Forum Energy Technologies, Inc. (a)	221,033	4,316,774
Frank's International NV (d)	117,904	2,093,975
Geospace Technologies Corp. (a)(d)	44,356	826,352
Glori Energy, Inc. (a)(d)	55,391	168,943
GreenHunter Energy, Inc. (a)(d)	80,259	53,774
Gulf Island Fabrication, Inc.	43,462	696,696
Gulfmark Offshore, Inc. Class A (d)	86,906	1,428,735
Helix Energy Solutions Group, Inc. (a)(d)	334,224	5,160,419
Hercules Offshore, Inc. (a)(d)	544,655	245,095
Hornbeck Offshore Services, Inc. (a)(d)	114,180	2,381,795
Independence Contract Drilling, Inc. (d)	36,756	209,877
ION Geophysical Corp. (a)(d)	451,417	1,029,231
Key Energy Services, Inc. (a)(d)	445,865	914,023
Matrix Service Co. (a)	89,548	1,665,593
McDermott International, Inc. (a)(d)	846,007	2,115,018
Mitcham Industries, Inc. (a)(d)	40,926	258,243
Natural Gas Services Group, Inc. (a)(d)	42,549	820,345
Newpark Resources, Inc. (a)(d)	318,031	3,011,754
Nuverra Environmental Solutions, Inc. (a)(d)	55,706	208,340
Oceaneering International, Inc.	361,829	19,730,535
Oil States International, Inc. (a)	181,234	7,880,054
Paragon Offshore PLC (d)	286,471	590,130
Parker Drilling Co. (a)(d)	419,447	1,296,091
Patterson-UTI Energy, Inc.	498,242	9,309,652
PHI, Inc. (non-vtg.) (a)	44,581	1,436,400
Pioneer Energy Services Corp. (a)	219,417	1,167,298

	Shares	Value
Profire Energy, Inc. (a)(d)	83,066	$ 175,269
RigNet, Inc. (a)(d)	43,457	1,374,110
Rowan Companies PLC (d)	430,000	9,292,300
RPC, Inc.	207,837	2,793,329
SAExploration Holdings, Inc. (a)(d)	4,850	14,550
SEACOR Holdings, Inc. (a)(d)	63,392	4,596,554
Seventy Seven Energy, Inc. (a)(d)	126,000	604,800
Superior Energy Services, Inc.	546,031	12,220,174
Synthesis Energy Systems, Inc. (a)	247,060	192,213
Tesco Corp.	123,272	1,310,381
TETRA Technologies, Inc. (a)	280,815	1,676,466
Tidewater, Inc.	175,026	4,935,733
U.S. Silica Holdings, Inc. (d)	183,662	5,952,485
Unit Corp. (a)(d)	155,906	4,761,369
Vantage Drilling Co. (a)(d)	693,926	256,753
Weatherford International Ltd. (a)(d)	2,668,451	33,862,643
Willbros Group, Inc. (a)	147,556	935,505
		232,852,657
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)(d)	360,502	1,099,531
Adams Resources & Energy, Inc.	9,909	662,714
Aemetis, Inc. (a)	44,295	196,670
Alon U.S.A. Energy, Inc.	96,661	1,347,454
Alpha Natural Resources, Inc. (a)(d)	760,718	966,112
American Eagle Energy Corp. (a)(d)	128,613	78,441
Amyris, Inc. (a)(d)	158,493	427,931
Antero Resources Corp. (a)(d)	187,794	7,408,473
Approach Resources, Inc. (a)(d)	124,387	961,512
Arch Coal, Inc. (d)	761,072	997,004
Ardmore Shipping Corp. (d)	59,366	627,499
Barnwell Industries, Inc. (a)	11,298	26,098
Bill Barrett Corp. (a)(d)	182,682	1,834,127
Bonanza Creek Energy, Inc. (a)(d)	130,533	3,517,864
BPZ Energy, Inc. (a)(d)	504,428	120,609
California Resources Corp. (d)	1,047,436	7,499,642
Callon Petroleum Co. (a)	236,458	1,730,873
Carrizo Oil & Gas, Inc. (a)(d)	143,954	6,850,771
Ceres, Inc. (a)(d)	30,062	10,251
Cheniere Energy, Inc. (a)	764,586	61,648,569
Clayton Williams Energy, Inc. (a)(d)	23,257	1,140,988
Clean Energy Fuels Corp. (a)(d)	236,563	1,421,744
Cloud Peak Energy, Inc. (a)(d)	217,127	1,799,983
Cobalt International Energy, Inc. (a)	1,027,106	10,517,565
Comstock Resources, Inc. (d)	152,811	794,617
Concho Resources, Inc. (a)(d)	391,631	42,656,449
Contango Oil & Gas Co. (a)(d)	54,222	1,275,844
Continental Resources, Inc. (a)(d)	294,182	13,088,157
CVR Energy, Inc. (d)	58,315	2,448,647
Dakota Plains Holdings, Inc. (a)(d)	144,810	289,620
Delek U.S. Holdings, Inc.	185,089	6,900,118
DHT Holdings, Inc.	319,981	2,207,869
Diamondback Energy, Inc. (a)(d)	196,979	14,026,875
Earthstone Energy, Inc. (a)(d)	4,975	148,902
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Eclipse Resources Corp. (d)	146,683	$ 1,051,717
Emerald Oil, Inc. (a)(d)	257,978	286,356
Energen Corp.	249,821	16,148,429
Energy XXI (Bermuda) Ltd. (d)	316,283	1,502,344
EP Energy Corp. (a)(d)	125,724	1,414,395
Escalera Resources Co. (a)	27,291	16,648
Evolution Petroleum Corp.	91,298	622,652
EXCO Resources, Inc. (d)	572,041	1,201,286
FieldPoint Petroleum Corp. (a)	9,981	19,563
FX Energy, Inc. (a)(d)	199,058	390,154
Gastar Exploration, Inc. (a)(d)	233,804	701,412
Gevo, Inc. (a)(d)	436,981	117,985
Goodrich Petroleum Corp. (a)(d)	137,029	613,890
Green Plains, Inc.	113,335	2,635,039
Gulfport Energy Corp. (a)	294,402	13,486,556
Halcon Resources Corp. (a)(d)	863,194	1,657,332
Hallador Energy Co.	51,677	648,030
Harvest Natural Resources, Inc. (a)(d)	160,875	92,503
HollyFrontier Corp.	673,912	29,645,389
Houston American Energy Corp. (a)	98,796	22,575
Hyperdynamics Corp. (a)(d)	82,835	53,014
Isramco, Inc. (a)(d)	3,497	430,131
Jones Energy, Inc. (a)(d)	42,997	367,194
Kosmos Energy Ltd. (a)	384,441	3,452,280
Laredo Petroleum Holdings, Inc. (a)(d)	283,852	3,386,354
Lilis Energy, Inc. (a)	37,019	37,389
Lucas Energy, Inc. (a)(d)	25,312	6,328
Magellan Petroleum Corp. (a)	167,574	137,411
Magnum Hunter Resources Corp. (a)(d)	709,293	1,872,534
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,510	507
Matador Resources Co. (a)(d)	233,487	5,057,328
Memorial Resource Development Corp.	251,306	5,154,286
Mexco Energy Corp. (a)	2,175	12,137
Midstates Petroleum Co., Inc. (a)(d)	160,884	172,146
Miller Energy Resources, Inc. (a)(d)	166,051	280,626
Northern Oil & Gas, Inc. (a)(d)	212,435	1,831,190
Oasis Petroleum, Inc. (a)(d)	347,181	4,975,104
Pacific Ethanol, Inc. (a)(d)	83,671	768,100
Panhandle Royalty Co. Class A	58,682	1,185,963
Par Petroleum Corp. (a)	72,351	1,363,816
Parsley Energy, Inc. Class A (d)	180,641	2,689,744
PBF Energy, Inc. Class A	285,111	8,886,910
PDC Energy, Inc. (a)(d)	123,643	6,389,870
Peabody Energy Corp. (d)	927,456	7,326,902
Pedevco Corp. (a)	61,846	43,323
Penn Virginia Corp. (a)(d)	246,239	1,635,027
Petroquest Energy, Inc. (a)(d)	221,568	646,979
PostRock Energy Corp. (a)	1,751	6,829
Renewable Energy Group, Inc. (a)(d)	101,443	904,872
Resolute Energy Corp. (a)(d)	282,032	298,954

	Shares	Value
Rex American Resources Corp. (a)(d)	16,030	$ 871,391
Rex Energy Corp. (a)(d)	201,679	988,227
Rice Energy, Inc. (a)(d)	225,775	4,420,675
Ring Energy, Inc. (a)(d)	68,861	654,180
Rosetta Resources, Inc. (a)(d)	210,105	3,725,162
Royale Energy, Inc. (a)(d)	42,889	72,054
RSP Permian, Inc. (a)(d)	134,151	3,643,541
Sanchez Energy Corp. (a)(d)	172,248	2,308,123
SandRidge Energy, Inc. (a)(d)	1,352,525	2,393,969
Saratoga Resources, Inc. (a)(d)	63,209	20,227
SemGroup Corp. Class A	143,550	11,097,851
SM Energy Co. (d)	230,976	11,206,956
Solazyme, Inc. (a)(d)	251,960	672,733
Stone Energy Corp. (a)(d)	189,455	3,209,368
Swift Energy Co. (a)(d)	152,498	477,319
Synergy Resources Corp. (a)(d)	306,094	3,657,823
Syntroleum Corp. (a)(d)	21,880	0
Targa Resources Corp. (d)	125,133	12,460,744
Teekay Corp. (d)	159,222	7,043,981
Tengasco, Inc. (a)	63,216	17,068
TransAtlantic Petroleum Ltd. (a)	79,564	381,112
Triangle Petroleum Corp. (a)(d)	288,021	1,428,584
U.S. Energy Corp. (a)	99,524	135,353
Ultra Petroleum Corp. (a)(d)	529,879	8,621,131
Uranium Energy Corp. (a)(d)	312,425	453,016
Uranium Resources, Inc. (a)	68,380	124,452
VAALCO Energy, Inc. (a)(d)	208,727	1,010,239
Vertex Energy, Inc. (a)(d)	54,529	189,216
W&T Offshore, Inc. (d)	130,520	779,204
Warren Resources, Inc. (a)	299,550	362,456
Western Refining, Inc.	255,095	12,014,975
Westmoreland Coal Co. (a)	57,591	1,624,066
Whiting Petroleum Corp. (a)	571,612	19,337,634
World Fuel Services Corp.	250,971	13,740,662
WPX Energy, Inc. (a)	700,095	7,547,024
Yuma Energy, Inc. (a)(d)	106,091	164,441
ZaZa Energy Corp. (a)(d)	34,587	72,633
Zion Oil & Gas, Inc. (a)(d)	112,487	220,475
		465,525,091
TOTAL ENERGY		698,377,748
FINANCIALS - 22.7%
Banks - 4.6%
1st Source Corp.	47,766	1,474,536
Access National Corp.	26,257	497,308
ACNB Corp. (d)	12,934	265,794
Ameriana Bancorp	2,223	38,013
American National Bankshares, Inc.	26,437	597,212
American River Bankshares (a)	6,816	65,161
Ameris Bancorp (d)	91,590	2,396,910
AmeriServ Financial, Inc.	14,728	42,711
Ames National Corp. (d)	20,152	496,948
Arrow Financial Corp.	41,276	1,102,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Associated Banc-Corp.	515,967	$ 9,617,625
Auburn National Bancorp., Inc.	3,534	88,173
Banc of California, Inc. (d)	87,681	957,477
BancFirst Corp.	28,924	1,717,507
Bancorp, Inc., Delaware (a)(d)	154,431	1,442,386
BancorpSouth, Inc.	313,771	7,025,333
Bank of Hawaii Corp.	151,832	9,149,396
Bank of Kentucky Financial Corp.	22,131	1,051,665
Bank of Marin Bancorp	15,657	785,512
Bank of the Ozarks, Inc. (d)	250,218	9,157,979
BankUnited, Inc.	343,972	11,148,133
Bankwell Financial Group, Inc. (a)	9,668	187,559
Banner Bank (d)	75,557	3,298,819
Bar Harbor Bankshares	22,746	734,241
Baylake Corp.	26,171	326,614
BBCN Bancorp, Inc.	312,040	4,290,550
BCB Bancorp, Inc.	9,297	110,634
Blue Hills Bancorp, Inc. (a)	97,639	1,256,614
BNC Bancorp	94,624	1,534,801
BOK Financial Corp. (d)	76,502	4,513,618
Boston Private Financial Holdings, Inc. (d)	288,220	3,617,161
Bridge Bancorp, Inc.	41,995	1,042,736
Bridge Capital Holdings (a)	35,946	772,839
Bryn Mawr Bank Corp.	44,015	1,317,809
BSB Bancorp, Inc. (a)	25,445	484,473
C & F Financial Corp.	11,407	410,994
C1 Financial, Inc. (d)	4,158	69,189
Camden National Corp.	25,292	963,625
Capital Bank Financial Corp.:
rights (a)	10,774	0
Series A (a)(d)	131,366	3,487,767
Capital City Bank Group, Inc.	33,531	518,725
Cardinal Financial Corp.	114,667	2,244,033
Cascade Bancorp (a)	100,336	485,626
Cathay General Bancorp	256,474	6,624,723
Centerstate Banks of Florida, Inc.	161,668	1,896,366
Central Pacific Financial Corp.	85,592	1,963,480
Central Valley Community Bancorp	14,885	157,781
Century Bancorp, Inc. Class A (non-vtg.)	7,814	302,714
Chemical Financial Corp.	114,671	3,460,771
Chemung Financial Corp.	11,097	311,271
CIT Group, Inc.	630,339	29,153,179
Citizens & Northern Corp.	39,637	763,012
Citizens Holding Co.	2,280	42,294
City Holding Co. (d)	63,236	2,918,341
City National Corp.	169,112	15,282,651
CNB Financial Corp., Pennsylvania	41,369	699,550
CoBiz, Inc.	133,405	1,506,142
Codorus Valley Bancorp, Inc.	2,279	46,720
Colony Bankcorp, Inc. (a)	4,518	35,466
Columbia Banking Systems, Inc.	193,061	5,440,459

	Shares	Value
Commerce Bancshares, Inc.	269,055	$ 11,171,164
Community Bank Shares of Indiana, Inc.	113	3,088
Community Bank System, Inc.	127,810	4,539,811
Community Trust Bancorp, Inc.	65,799	2,147,679
CommunityOne Bancorp (a)(d)	22,848	229,622
ConnectOne Bancorp, Inc.	77,089	1,407,645
CU Bancorp (a)(d)	30,694	633,831
Cullen/Frost Bankers, Inc.	180,994	12,271,393
CVB Financial Corp. (d)	323,112	5,056,703
Eagle Bancorp, Inc. (a)(d)	81,397	3,023,899
East West Bancorp, Inc.	484,737	19,365,243
Eastern Virginia Bankshares, Inc.	8,987	55,989
Enterprise Bancorp, Inc. (d)	21,548	456,818
Enterprise Financial Services Corp.	58,302	1,173,036
Farmers Capital Bank Corp. (a)	28,648	665,493
Farmers National Banc Corp.	58,124	458,017
Fidelity Southern Corp.	55,442	875,429
Financial Institutions, Inc.	39,884	898,188
First Bancorp, North Carolina	71,380	1,254,860
First Bancorp, Puerto Rico (a)	397,950	2,622,491
First Busey Corp.	275,094	1,741,345
First Citizen Bancshares, Inc.	24,218	6,108,991
First Commonwealth Financial Corp. (d)	367,622	3,117,435
First Community Bancshares, Inc.	54,521	876,698
First Community Corp.	800	9,472
First Connecticut Bancorp, Inc.	47,822	710,635
First Financial Bancorp, Ohio	253,298	4,414,984
First Financial Bankshares, Inc. (d)	226,674	5,954,726
First Financial Corp., Indiana	40,964	1,378,439
First Horizon National Corp.	799,184	11,420,339
First Internet Bancorp	14,356	236,587
First Interstate Bancsystem, Inc.	80,392	2,121,545
First Merchants Corp. (d)	134,492	3,034,140
First Midwest Bancorp, Inc., Delaware	234,637	4,012,293
First Niagara Financial Group, Inc. (d)	1,212,732	10,744,806
First of Long Island Corp.	40,010	981,845
First Republic Bank (d)	422,883	24,104,331
First Security Group, Inc. (a)	151,343	334,468
First South Bancorp, Inc., Virginia	39,689	321,481
First United Corp. (a)	14,602	132,002
FirstMerit Corp.	583,090	10,583,084
Flushing Financial Corp.	108,236	2,119,261
FNB Corp., Pennsylvania	596,016	7,646,885
Fulton Financial Corp.	674,238	8,158,280
German American Bancorp, Inc.	43,959	1,262,063
Glacier Bancorp, Inc. (d)	275,523	6,692,454
Great Southern Bancorp, Inc.	33,740	1,262,551
Guaranty Bancorp	48,684	741,457
Hampton Roads Bankshares, Inc. (a)	275,254	448,664
Hancock Holding Co.	269,957	7,901,641
Hanmi Financial Corp.	118,757	2,343,076
Hawthorn Bancshares, Inc.	7,268	100,298
Heartland Financial U.S.A., Inc.	47,247	1,450,955
Heritage Commerce Corp.	72,226	605,254
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Heritage Financial Corp., Washington	93,179	$ 1,502,045
Heritage Oaks Bancorp	85,288	656,718
Hilltop Holdings, Inc. (a)	258,359	4,805,477
Home Bancshares, Inc.	206,871	6,547,467
HomeTrust Bancshares, Inc. (a)	82,069	1,295,049
Horizon Bancorp Industries	17,534	396,268
Hudson Valley Holding Corp.	59,204	1,538,712
IBERIABANK Corp.	111,994	7,069,061
Independent Bank Corp.	91,901	1,171,738
Independent Bank Corp., Massachusetts (d)	103,188	4,315,322
Independent Bank Group, Inc.	20,676	745,783
International Bancshares Corp.	210,616	5,214,852
Investors Bancorp, Inc.	1,159,125	13,306,755
Lakeland Bancorp, Inc.	126,514	1,375,207
Lakeland Financial Corp. (d)	64,211	2,506,797
LCNB Corp. (d)	22,903	348,813
LegacyTexas Financial Group, Inc. (d)	145,930	3,356,390
LNB Bancorp, Inc.	20,349	359,974
Macatawa Bank Corp.	68,107	367,778
MainSource Financial Group, Inc.	64,014	1,197,702
MB Financial, Inc. (d)	245,280	7,650,283
MBT Financial Corp. (a)	19,435	105,921
Mercantile Bank Corp.	49,037	932,193
Merchants Bancshares, Inc.	19,984	580,136
Metro Bancorp, Inc.	42,825	1,082,188
Middleburg Financial Corp.	14,592	267,034
Midsouth Bancorp, Inc.	28,911	412,271
MidWestOne Financial Group, Inc.	23,222	667,865
Monarch Financial Holdings, Inc.	13,554	170,374
MutualFirst Financial, Inc.	10,822	247,716
National Bank Holdings Corp.	165,480	3,084,547
National Bankshares, Inc. (d)	22,639	657,889
National Penn Bancshares, Inc. (d)	424,840	4,558,533
NBT Bancorp, Inc.	184,680	4,434,167
NewBridge Bancorp	77,715	645,035
Northeast Bancorp	20,002	188,219
Northrim Bancorp, Inc.	21,894	517,793
Norwood Financial Corp.	3,693	104,881
OFG Bancorp (d)	179,793	3,137,388
Ohio Valley Banc Corp.	8,415	198,173
Old National Bancorp, Indiana	387,022	5,453,140
Old Point Financial Corp.	1,505	22,575
Old Second Bancorp, Inc. (a)	74,777	409,778
Opus Bank	17,342	505,172
Orrstown Financial Services, Inc. (a)	18,291	306,374
Pacific Continental Corp. (d)	67,248	913,900
Pacific Mercantile Bancorp (a)	34,281	238,596
Pacific Premier Bancorp, Inc. (a)	43,054	679,392
PacWest Bancorp	338,545	15,517,210
Park National Corp. (d)	56,417	4,802,215

	Shares	Value
Park Sterling Corp.	156,309	$ 1,062,901
Patriot National Bancorp, Inc. (a)	14,022	21,033
Peapack-Gladstone Financial Corp.	43,642	857,565
Penns Woods Bancorp, Inc. (d)	11,224	518,998
Peoples Bancorp of North Carolina	1,842	33,893
Peoples Bancorp, Inc.	40,380	958,621
Peoples Financial Corp., Mississippi	7,232	77,093
Peoples Financial Services Corp. (d)	24,825	1,028,996
Pinnacle Financial Partners, Inc. (d)	125,214	5,258,988
Popular, Inc. (a)	360,656	12,446,239
Porter Bancorp, Inc. (a)	3,733	3,546
Preferred Bank, Los Angeles	45,620	1,229,459
Premier Financial Bancorp, Inc.	10,929	164,919
PrivateBancorp, Inc.	237,128	8,235,455
Prosperity Bancshares, Inc.	204,652	10,586,648
QCR Holdings, Inc.	6,005	103,887
Renasant Corp. (d)	118,996	3,389,006
Republic Bancorp, Inc., Kentucky Class A (d)	38,600	922,926
Republic First Bancorp, Inc. (a)(d)	79,032	262,386
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	23,464
S&T Bancorp, Inc.	100,024	2,833,680
Sandy Spring Bancorp, Inc.	94,804	2,444,047
SB Financial Group, Inc.	532	5,405
Seacoast Banking Corp., Florida (a)	75,186	992,455
ServisFirst Bancshares, Inc. (d)	6,064	194,897
Shore Bancshares, Inc. (a)	30,383	281,043
Sierra Bancorp	34,690	561,284
Signature Bank (a)	174,564	21,532,469
Simmons First National Corp. Class A	62,615	2,564,084
South State Corp. (d)	90,169	6,089,113
Southern National Bancorp of Virginia, Inc.	12,282	148,489
Southside Bancshares, Inc. (d)	87,444	2,510,517
Southwest Bancorp, Inc., Oklahoma	58,607	976,393
Square 1 Financial, Inc. Class A (d)	24,153	668,555
State Bank Financial Corp.	129,459	2,640,964
Sterling Bancorp (d)	311,884	4,279,048
Stock Yards Bancorp, Inc.	41,212	1,368,238
Stonegate Bank	7,564	220,037
Suffolk Bancorp	39,970	899,325
Summit Financial Group, Inc.	1,800	20,628
Sun Bancorp, Inc. (a)	31,777	589,463
Susquehanna Bancshares, Inc.	624,330	8,372,265
SVB Financial Group (a)	176,576	21,701,190
Synovus Financial Corp.	483,132	13,522,865
TCF Financial Corp.	594,606	9,329,368
Texas Capital Bancshares, Inc. (a)	156,778	7,279,203
The First Bancorp, Inc.	27,026	448,632
Tompkins Financial Corp.	43,997	2,285,644
TowneBank (d)	155,183	2,405,337
Trico Bancshares	69,420	1,659,138
Triumph Bancorp, Inc. (d)	14,794	187,292
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Trustmark Corp.	245,441	$ 5,657,415
Two River Bancorp	1,393	12,063
UMB Financial Corp.	136,671	7,044,023
Umpqua Holdings Corp.	746,301	12,343,819
Union Bankshares Corp.	176,041	3,850,017
Union Bankshares, Inc.	388	9,700
United Bancorp, Inc.	370	2,905
United Bankshares, Inc., West Virginia (d)	234,880	8,796,256
United Community Bank, Inc.	171,185	3,255,939
United Security Bancshares, Inc.	8,545	70,154
United Security Bancshares, California	8,109	42,005
Unity Bancorp, Inc.	1,158	10,839
Univest Corp. of Pennsylvania	62,178	1,180,760
Valley National Bancorp (d)	797,775	7,658,640
Washington Trust Bancorp, Inc. (d)	50,597	1,899,917
Webster Financial Corp. (d)	296,933	10,253,096
WesBanco, Inc.	132,306	4,331,698
West Bancorp., Inc.	44,497	779,587
Westamerica Bancorp.	98,932	4,261,001
Westbury Bancorp, Inc. (a)	15,948	269,521
Western Alliance Bancorp. (a)(d)	282,786	8,028,295
Wilshire Bancorp, Inc.	277,189	2,636,067
Wintrust Financial Corp.	166,487	7,839,873
Xenith Bankshares, Inc. (a)	17,541	111,736
Yadkin Financial Corp. (a)	70,030	1,348,078
		737,233,440
Capital Markets - 1.6%
Arlington Asset Investment Corp. (d)	76,237	1,905,163
Artisan Partners Asset Management, Inc. (d)	109,529	5,312,157
Ashford, Inc. (a)	3,601	496,974
BGC Partners, Inc. Class A	622,108	5,648,741
Calamos Asset Management, Inc. Class A	63,145	806,362
Cohen & Steers, Inc. (d)	64,487	2,687,173
Cowen Group, Inc. Class A (a)(d)	378,186	2,000,604
Diamond Hill Investment Group, Inc.	8,492	1,194,994
Eaton Vance Corp. (non-vtg.) (d)	406,152	17,098,999
Evercore Partners, Inc. Class A	124,170	6,361,229
FBR & Co. (a)(d)	26,466	641,801
Federated Investors, Inc. Class B (non-vtg.) (d)	332,357	10,944,516
Financial Engines, Inc. (d)	184,388	7,430,836
FXCM, Inc. Class A (d)	170,833	360,458
GAMCO Investors, Inc. Class A	14,987	1,131,519
GFI Group, Inc. (d)	268,681	1,636,267
Greenhill & Co., Inc.	95,769	3,707,218
HFF, Inc.	130,483	4,642,585
Institutional Financial Markets, Inc.	16,813	28,582
Interactive Brokers Group, Inc.	191,056	6,088,955

	Shares	Value
INTL FCStone, Inc. (a)(d)	53,143	$ 1,447,084
Investment Technology Group, Inc. (a)	123,406	2,779,103
Janus Capital Group, Inc. (d)	520,876	8,584,036
KCG Holdings, Inc. Class A (a)	319,310	4,016,920
Ladenburg Thalmann Financial Services, Inc. (a)(d)	381,736	1,473,501
LPL Financial	257,597	11,555,801
Manning & Napier, Inc. Class A (d)	49,011	589,112
Moelis & Co. Class A	45,896	1,476,933
NorthStar Asset Management Group, Inc.	644,146	15,633,423
Oppenheimer Holdings, Inc. Class A (non-vtg.)	35,627	751,730
Piper Jaffray Companies (a)(d)	58,981	3,229,210
Pzena Investment Management, Inc.	50,731	420,560
Raymond James Financial, Inc.	420,558	24,026,479
RCS Capital Corp. Class A (d)	117,302	1,337,243
Safeguard Scientifics, Inc. (a)(d)	76,767	1,413,280
SEI Investments Co.	462,099	19,888,741
Silvercrest Asset Management Group Class A	16,670	232,880
Stifel Financial Corp. (a)	212,567	11,642,295
TD Ameritrade Holding Corp. (d)	924,021	33,514,242
U.S. Global Investments, Inc. Class A	36,632	117,955
Vector Capital Corp. rights (a)	49,572	1
Virtus Investment Partners, Inc. (d)	25,323	3,341,876
Waddell & Reed Financial, Inc. Class A	287,653	14,227,317
Walter Investment Management Corp. (a)(d)	132,164	2,203,174
Westwood Holdings Group, Inc.	23,724	1,482,276
WisdomTree Investments, Inc.	373,950	6,989,126
		252,499,431
Consumer Finance - 0.7%
Ally Financial, Inc. (a)	1,506,797	31,311,242
Asta Funding, Inc. (a)	27,914	235,873
Atlanticus Holdings Corp. (a)	33,601	92,739
Cash America International, Inc.	101,875	2,198,463
Consumer Portfolio Services, Inc. (a)	59,546	414,440
Credit Acceptance Corp. (a)(d)	34,012	6,234,400
Encore Capital Group, Inc. (a)(d)	79,228	3,166,743
Enova International, Inc. (a)(d)	93,215	2,152,334
EZCORP, Inc. (non-vtg.) Class A (a)(d)	197,585	2,062,787
First Cash Financial Services, Inc. (a)(d)	101,068	4,865,414
First Marblehead Corp. (a)(d)	27,325	147,555
Green Dot Corp. Class A (a)(d)	120,218	1,864,581
Imperial Holdings, Inc. (a)(d)	65,789	441,444
Imperial Holdings, Inc. warrants 4/11/19	3,852	2,105
J.G. Wentworth Co. (a)(d)	45,695	472,943
Nelnet, Inc. Class A	66,911	3,119,391
Nicholas Financial, Inc. (a)	73,640	1,096,500
PRA Group, Inc. (a)(d)	173,477	8,689,463
QC Holdings, Inc.	15,915	27,374
Regional Management Corp. (a)	42,651	665,356
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Santander Consumer U.S.A. Holdings, Inc.	346,206	$ 7,800,021
SLM Corp.	1,451,322	13,744,019
Springleaf Holdings, Inc. (a)(d)	85,008	3,268,558
Synchrony Financial (d)	432,147	13,807,097
World Acceptance Corp. (a)(d)	35,872	2,945,450
		110,826,292
Diversified Financial Services - 0.5%
California First National Bancorp (a)	1,545	21,630
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	286,854	17,219,846
Gain Capital Holdings, Inc.	57,053	541,433
MarketAxess Holdings, Inc.	135,453	10,780,704
Marlin Business Services Corp.	30,461	569,925
MSCI, Inc. Class A	390,489	21,910,338
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	80,504	803,430
PHH Corp. (a)(d)	182,360	4,427,701
PICO Holdings, Inc. (a)(d)	85,950	1,475,762
Resource America, Inc. Class A	42,686	396,980
Voya Financial, Inc.	678,635	29,988,881
		88,136,630
Insurance - 4.1%
1347 Property Insurance Holdings, Inc.	6,993	53,706
Alleghany Corp. (a)	56,524	26,709,851
Allied World Assurance Co.	344,037	13,916,297
AMBAC Financial Group, Inc. (a)	152,251	3,789,527
American Equity Investment Life Holding Co.	258,183	7,355,634
American Financial Group, Inc.	240,303	15,139,089
American National Insurance Co.	25,257	2,645,671
Amerisafe, Inc.	64,594	2,683,235
AmTrust Financial Services, Inc. (d)	108,211	5,832,573
Arch Capital Group Ltd. (a)	436,665	25,833,101
Argo Group International Holdings, Ltd.	103,842	4,975,070
Arthur J. Gallagher & Co.	544,443	25,583,377
Aspen Insurance Holdings Ltd.	222,410	10,197,499
Assured Guaranty Ltd.	569,174	15,094,494
Axis Capital Holdings Ltd. (d)	348,136	18,043,889
Baldwin & Lyons, Inc. Class B	22,012	511,339
Blue Capital Reinsurance Holdings Ltd.	20,513	347,900
Brown & Brown, Inc.	409,155	13,150,242
Citizens, Inc. Class A (a)(d)	139,186	1,018,842
CNA Financial Corp. (d)	105,476	4,412,061
CNO Financial Group, Inc.	750,966	12,210,707
Crawford & Co. Class B	78,389	712,556
Donegal Group, Inc. Class A	26,385	404,482
eHealth, Inc. (a)(d)	71,274	648,593
EMC Insurance Group	15,559	485,908
Employers Holdings, Inc.	112,132	2,645,194
Endurance Specialty Holdings Ltd. (d)	150,695	9,579,681

	Shares	Value
Enstar Group Ltd. (a)	39,120	$ 5,441,592
Erie Indemnity Co. Class A	90,767	7,888,560
Everest Re Group Ltd.	159,083	28,226,097
FBL Financial Group, Inc. Class A	39,936	2,309,898
Federated National Holding Co.	50,478	1,460,329
Fidelity & Guaranty Life	39,896	825,049
First Acceptance Corp. (a)	24,679	59,476
First American Financial Corp.	374,094	13,104,513
FNF Group	960,239	35,259,976
FNFV Group (a)	316,089	4,706,565
Global Indemnity PLC (a)(d)	37,631	1,017,919
Greenlight Capital Re, Ltd. (a)	101,968	3,337,413
Hallmark Financial Services, Inc. (a)	35,535	400,835
Hanover Insurance Group, Inc.	149,874	10,527,150
HCC Insurance Holdings, Inc.	343,829	19,213,165
HCI Group, Inc. (d)	31,967	1,512,678
Health Insurance Innovations, Inc. (a)(d)	19,782	142,430
Heritage Insurance Holdings, Inc.	14,406	286,679
Horace Mann Educators Corp.	145,844	4,700,552
Independence Holding Co.	14,261	167,852
Infinity Property & Casualty Corp.	40,020	3,103,551
Investors Title Co.	3,760	280,120
Kansas City Life Insurance Co.	10,866	507,442
Kemper Corp.	177,471	6,530,933
Maiden Holdings Ltd. (d)	199,442	2,854,015
Markel Corp. (a)(d)	48,651	36,266,401
MBIA, Inc. (a)	486,271	4,376,439
Meadowbrook Insurance Group, Inc. (d)	152,822	1,277,592
Mercury General Corp. (d)	134,838	7,352,716
Montpelier Re Holdings Ltd. (d)	133,945	4,827,378
National General Holdings Corp.	207,570	3,860,802
National Interstate Corp.	62,455	1,672,545
National Western Life Insurance Co. Class A (d)	7,764	1,951,714
Navigators Group, Inc. (a)	39,815	2,974,579
Old Republic International Corp.	819,107	12,417,662
OneBeacon Insurance Group Ltd.	70,626	1,059,390
PartnerRe Ltd.	157,952	18,085,504
Phoenix Companies, Inc. (a)	19,856	1,142,117
Platinum Underwriters Holdings Ltd.	84,991	6,489,063
Primerica, Inc.	191,894	10,120,490
ProAssurance Corp.	196,253	8,829,422
Reinsurance Group of America, Inc.	232,352	20,751,357
RenaissanceRe Holdings Ltd.	134,970	13,838,474
RLI Corp.	121,598	5,884,127
Safety Insurance Group, Inc.	47,297	2,766,875
Selective Insurance Group, Inc.	202,333	5,509,528
StanCorp Financial Group, Inc.	147,970	9,789,695
State Auto Financial Corp.	54,543	1,292,124
State National Companies, Inc.	86,862	810,422
Stewart Information Services Corp.	72,916	2,743,829
Symetra Financial Corp.	339,358	7,662,704
Third Point Reinsurance Ltd. (a)	156,454	2,196,614
United Fire Group, Inc.	77,762	2,242,656
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
United Insurance Holdings Corp.	65,305	$ 1,594,095
Universal Insurance Holdings, Inc.	110,087	2,741,166
Validus Holdings Ltd.	309,664	12,894,409
W.R. Berkley Corp.	353,501	17,643,235
White Mountains Insurance Group Ltd.	20,348	13,575,168
Willis Group Holdings PLC	613,134	29,258,754
		653,744,353
Real Estate Investment Trusts - 9.6%
Acadia Realty Trust (SBI) (d)	228,960	7,821,274
AG Mortgage Investment Trust, Inc. (d)	104,641	1,968,297
Agree Realty Corp. (d)	60,680	1,992,124
Alexanders, Inc.	11,756	5,177,460
Alexandria Real Estate Equities, Inc.	247,937	23,779,638
Altisource Residential Corp. Class B	211,458	4,366,608
American Assets Trust, Inc.	137,296	5,631,882
American Campus Communities, Inc.	360,525	14,878,867
American Capital Agency Corp.	1,207,420	25,881,048
American Capital Mortgage Investment Corp. (d)	184,016	3,395,095
American Homes 4 Rent Class A	501,256	8,365,963
American Realty Capital Properties, Inc. (d)	3,151,009	30,911,398
American Residential Properties, Inc. (a)(d)	112,276	1,946,866
Annaly Capital Management, Inc.	3,281,764	34,852,334
Anworth Mortgage Asset Corp. (d)	536,989	2,808,452
Apollo Commercial Real Estate Finance, Inc. (d)	161,268	2,756,070
Apollo Residential Mortgage, Inc.	117,920	1,869,032
Arbor Realty Trust, Inc.	159,363	1,142,633
Ares Commercial Real Estate Corp.	140,190	1,682,280
Armada Hoffler Properties, Inc.	102,551	1,107,551
Armour Residential REIT, Inc.	1,327,322	4,220,884
Ashford Hospitality Prime, Inc.	90,977	1,480,196
Ashford Hospitality Trust, Inc.	298,333	3,177,246
Associated Estates Realty Corp.	212,311	5,084,848
Aviv REIT, Inc.	97,174	3,496,321
BioMed Realty Trust, Inc.	672,471	14,955,755
Blackstone Mortgage Trust, Inc. (d)	202,789	5,862,630
Bluerock Residental Growth (REIT), Inc.	37,910	498,517
Brandywine Realty Trust (SBI) (d)	603,165	9,560,165
Brixmor Property Group, Inc.	466,633	11,852,478
BRT Realty Trust (a)	19,090	133,630
Camden Property Trust (SBI)	298,689	21,741,572
Campus Crest Communities, Inc. (d)	230,994	1,799,443
Capstead Mortgage Corp. (d)	334,305	4,001,631
CareTrust (REIT), Inc.	133,896	1,701,818
CatchMark Timber Trust, Inc.	118,399	1,436,180
CBL & Associates Properties, Inc.	582,546	11,662,571
Cedar Shopping Centers, Inc. (d)	274,659	2,054,449
Chambers Street Properties	831,672	6,811,394

	Shares	Value
Chatham Lodging Trust	130,789	$ 3,795,497
Cherry Hill Mortgage Investment Corp.	38,323	678,317
Chesapeake Lodging Trust	187,449	6,665,686
Chimera Investment Corp.	3,577,699	11,484,414
CIM Commercial Trust Corp.	9,151	151,358
City Office (REIT), Inc.	51,621	648,876
Colony Financial, Inc.	376,247	9,485,187
Columbia Property Trust, Inc.	433,935	11,234,577
Coresite Realty Corp.	84,236	3,996,156
Corporate Office Properties Trust (SBI)	317,382	9,331,031
Corrections Corp. of America (d)	400,060	15,958,393
Cousins Properties, Inc.	699,784	7,508,682
CubeSmart	561,784	13,033,389
CyrusOne, Inc. (d)	129,278	3,842,142
CYS Investments, Inc. (d)	568,403	5,166,783
DCT Industrial Trust, Inc.	287,692	10,379,927
DDR Corp.	1,009,939	19,128,245
DiamondRock Hospitality Co.	683,140	9,891,867
Digital Realty Trust, Inc. (d)	467,993	31,065,375
Douglas Emmett, Inc.	465,535	13,439,995
Duke Realty LP	1,155,824	24,688,401
DuPont Fabros Technology, Inc. (d)	226,166	7,081,257
Dynex Capital, Inc. (d)	183,075	1,526,846
EastGroup Properties, Inc. (d)	109,926	6,925,338
Education Realty Trust, Inc.	162,044	5,681,263
Ellington Residential Mortgage REIT	20,297	331,653
Empire State Realty Trust, Inc.	332,535	5,885,870
EPR Properties	200,496	12,232,261
Equity Commonwealth	446,611	11,812,861
Equity Lifestyle Properties, Inc.	283,636	15,279,471
Equity One, Inc.	260,701	6,981,573
Excel Trust, Inc.	208,193	2,852,244
Extra Space Storage, Inc.	376,130	24,741,831
Federal Realty Investment Trust (SBI) (d)	232,370	33,003,511
FelCor Lodging Trust, Inc.	430,708	4,638,725
First Industrial Realty Trust, Inc.	377,882	8,041,329
First Potomac Realty Trust	225,311	2,692,466
Five Oaks Investment Corp. (d)	54,576	603,065
Franklin Street Properties Corp.	346,071	4,370,877
Gaming & Leisure Properties	309,127	10,463,949
Getty Realty Corp. (d)	115,379	2,081,437
Gladstone Commercial Corp.	64,584	1,173,491
Government Properties Income Trust (d)	234,881	5,493,867
Gramercy Property Trust, Inc. (d)	535,275	3,773,689
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	95,286	1,584,606
Hatteras Financial Corp.	327,863	6,016,286
Healthcare Realty Trust, Inc.	340,996	9,732,026
Healthcare Trust of America, Inc.	406,823	11,289,338
Hersha Hospitality Trust (d)	687,145	4,610,743
Highwoods Properties, Inc. (SBI)	305,435	13,930,890
Home Properties, Inc.	199,926	13,349,059
Hospitality Properties Trust (SBI)	513,470	15,820,011
Hudson Pacific Properties, Inc.	233,785	7,471,769
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Independence Realty Trust, Inc.	90,461	$ 841,287
Inland Real Estate Corp.	321,850	3,443,795
Invesco Mortgage Capital, Inc.	411,632	6,573,763
Investors Real Estate Trust	422,160	3,233,746
iStar Financial, Inc. (a)(d)	299,680	3,970,760
JAVELIN Mortgage Investment Corp.	46,815	420,399
Kilroy Realty Corp.	286,008	21,156,012
Kite Realty Group Trust (d)	286,128	8,103,145
Lamar Advertising Co. Class A	269,906	15,681,539
LaSalle Hotel Properties (SBI)	379,911	14,786,136
Lexington Corporate Properties Trust (d)	707,276	7,659,799
Liberty Property Trust (SBI) (d)	513,010	19,094,232
LTC Properties, Inc.	126,368	5,639,804
Mack-Cali Realty Corp.	312,483	5,877,805
Medical Properties Trust, Inc. (d)	694,168	10,509,704
MFA Financial, Inc.	1,264,568	10,065,961
Mid-America Apartment Communities, Inc.	259,620	18,814,661
Monmouth Real Estate Investment Corp. Class A (d)	223,715	2,521,268
National Health Investors, Inc. (d)	112,756	8,025,972
National Retail Properties, Inc.	453,006	18,228,961
New Residential Investment Corp.	483,782	7,309,946
New Senior Investment Group, Inc. (d)	252,405	4,250,500
New York (REIT), Inc.	563,940	5,859,337
New York Mortgage Trust, Inc. (d)	363,002	2,867,716
Newcastle Investment Corp.	252,405	1,221,640
NorthStar Realty Finance Corp.	826,966	15,894,287
Omega Healthcare Investors, Inc. (d)	475,036	19,029,942
One Liberty Properties, Inc. (d)	50,125	1,186,960
Orchid Island Capital, Inc. (d)	49,632	689,885
Outfront Media, Inc.	463,124	13,870,564
Owens Realty Mortgage, Inc. (d)	23,779	297,238
Parkway Properties, Inc.	284,623	5,012,211
Pebblebrook Hotel Trust	245,327	11,917,986
Pennsylvania Real Estate Investment Trust (SBI)	248,474	5,660,238
PennyMac Mortgage Investment Trust	259,663	5,567,175
Physicians Realty Trust	212,640	3,497,928
Piedmont Office Realty Trust, Inc. Class A	550,830	10,096,714
Post Properties, Inc.	186,569	10,610,179
Potlatch Corp.	151,665	6,055,983
Power (REIT) (a)	1,227	10,614
Preferred Apartment Communities, Inc. Class A (d)	67,452	690,034
PS Business Parks, Inc.	73,314	6,098,259
QTS Realty Trust, Inc. Class A (d)	58,764	2,104,339
RAIT Financial Trust (d)	272,728	2,010,005
Ramco-Gershenson Properties Trust (SBI)	262,946	4,922,349
Rayonier, Inc. (d)	437,977	12,004,950
Realty Income Corp.	764,883	38,290,043
Redwood Trust, Inc. (d)	288,721	5,520,346

	Shares	Value
Regency Centers Corp.	317,431	$ 20,832,997
Resource Capital Corp. (d)	496,427	2,497,028
Retail Opportunity Investments Corp.	315,377	5,282,565
Retail Properties America, Inc.	810,515	12,830,452
Rexford Industrial Realty, Inc.	186,154	2,985,910
RLJ Lodging Trust	450,954	14,344,847
Rouse Properties, Inc. (d)	123,566	2,135,220
Ryman Hospitality Properties, Inc. (d)	173,822	10,446,702
Sabra Health Care REIT, Inc. (d)	204,673	6,690,760
Saul Centers, Inc.	55,198	2,973,516
Select Income (REIT) (d)	124,102	3,064,078
Senior Housing Properties Trust (SBI)	801,001	17,902,372
Silver Bay Realty Trust Corp.	142,660	2,305,386
SL Green Realty Corp.	330,556	41,957,473
SoTHERLY Hotels, Inc.	42,144	320,927
Sovran Self Storage, Inc.	116,094	10,682,970
Spirit Realty Capital, Inc.	1,351,189	16,552,065
Stag Industrial, Inc.	218,405	5,449,205
Starwood Property Trust, Inc. (d)	758,665	18,511,426
Starwood Waypoint Residential (d)	135,594	3,414,257
Strategic Hotel & Resorts, Inc. (a)	917,834	12,041,982
Summit Hotel Properties, Inc.	314,054	4,123,529
Sun Communities, Inc. (d)	174,188	11,773,367
Sunstone Hotel Investors, Inc.	699,541	12,206,990
Supertel Hospitality, Inc. (a)	1,649	2,622
Tanger Factory Outlet Centers, Inc. (d)	319,785	11,336,378
Taubman Centers, Inc.	216,234	15,642,368
Terreno Realty Corp. (d)	146,968	3,239,175
The GEO Group, Inc.	254,608	10,986,335
Trade Street Residential, Inc. (d)	72,593	567,677
Two Harbors Investment Corp.	1,247,946	13,028,556
UDR, Inc.	867,739	27,715,584
UMH Properties, Inc.	90,330	854,522
United Development Funding IV (d)	110,550	1,862,768
Universal Health Realty Income Trust (SBI)	54,604	2,775,521
Urban Edge Properties	300,000	7,182,000
Urstadt Biddle Properties, Inc. Class A	102,366	2,325,756
Washington REIT (SBI)	243,127	6,890,219
Weingarten Realty Investors (SBI)	382,090	13,839,300
Western Asset Mortgage Capital Corp. (d)	138,351	2,075,265
Wheeler REIT, Inc.	10,523	35,989
Whitestone REIT Class B	87,705	1,383,985
WP Carey, Inc.	334,908	22,967,991
WP Glimcher, Inc.	644,329	11,166,222
ZAIS Financial Corp.	16,441	292,979
		1,551,607,853
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	164,066	6,633,188
Altisource Portfolio Solutions SA (a)(d)	53,007	1,067,561
American Realty Investments, Inc. (a)	1,965	10,316
AV Homes, Inc. (a)(d)	40,348	610,869
Consolidated-Tomoka Land Co.	20,666	1,215,781
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Farmland Partners, Inc. (d)	30,412	$ 340,919
Forest City Enterprises, Inc. Class A (a)(d)	577,145	14,572,911
Forestar Group, Inc. (a)(d)	124,329	1,787,851
FRP Holdings, Inc. (a)	17,345	529,196
Gladstone Land Corp.	66,704	794,445
Griffin Land & Nurseries, Inc.	7,298	226,457
Howard Hughes Corp. (a)	123,073	18,435,105
InterGroup Corp. (a)	336	6,542
Jones Lang LaSalle, Inc.	149,923	24,175,084
Kennedy-Wilson Holdings, Inc.	265,882	7,115,002
Marcus & Millichap, Inc. (a)	40,476	1,494,779
Maui Land & Pineapple, Inc. (a)(d)	17,943	106,761
RE/MAX Holdings, Inc. (d)	43,468	1,424,012
Realogy Holdings Corp. (a)(d)	499,404	22,972,584
Tejon Ranch Co. (a)(d)	55,399	1,361,707
The St. Joe Co. (a)(d)	315,535	5,360,940
Transcontinental Realty Investors, Inc. (a)	1,497	17,530
		110,259,540
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	297,236	3,899,736
Bank Mutual Corp.	130,410	935,040
BankFinancial Corp.	59,488	709,097
BBX Capital Corp. (a)(d)	42,087	601,844
Bear State Financial, Inc. (d)	11,419	122,868
Beneficial Bancorp, Inc. (a)	136,359	1,543,584
Berkshire Hills Bancorp, Inc. (d)	93,712	2,500,236
BofI Holding, Inc. (a)(d)	46,219	4,085,760
Brookline Bancorp, Inc., Delaware	255,272	2,471,033
Cape Bancorp, Inc.	25,193	224,218
Capitol Federal Financial, Inc.	470,721	5,841,648
Charter Financial Corp.	58,384	674,919
Cheviot Financial Corp.	44	644
Chicopee Bancorp, Inc.	13,096	211,500
Citizens Community Bancorp, Inc.	2,013	18,520
Clifton Bancorp, Inc.	27,791	368,509
Dime Community Bancshares, Inc.	111,333	1,732,341
Doral Financial Corp. (a)(d)	41,361	28,498
Elmira Savings Bank	185	3,830
ESSA Bancorp, Inc.	32,482	395,631
Essent Group Ltd. (a)(d)	203,390	4,722,716
EverBank Financial Corp.	292,629	5,261,469
Farmer Mac Class C (non-vtg.)	37,355	1,193,119
First Clover Leaf Financial Corp.	10,566	94,883
First Defiance Financial Corp.	28,727	919,551
First Financial Northwest, Inc.	34,706	416,819
Flagstar Bancorp, Inc. (a)(d)	76,212	1,127,175
Fox Chase Bancorp, Inc.	32,985	539,635
Hampden Bancorp, Inc.	7,182	151,325
Heritage Financial Group, Inc.	21,244	550,007
HF Financial Corp.	832	11,956
Hingham Institution for Savings	2,478	238,706

	Shares	Value
HMN Financial, Inc. (a)	3,871	$ 46,065
Home Bancorp, Inc.	15,826	337,410
Home Loan Servicing Solutions Ltd. (d)	241,554	4,447,009
HomeStreet, Inc. (d)	69,436	1,201,243
HopFed Bancorp, Inc.	13,771	180,951
IF Bancorp, Inc.	13,656	231,879
Impac Mortgage Holdings, Inc. (a)(d)	20,302	205,659
Kearny Financial Corp. (a)	52,612	698,687
Ladder Capital Corp. Class A	67,462	1,241,301
Lendingtree, Inc. (a)(d)	24,195	1,283,303
Meridian Bancorp, Inc. (a)	82,213	1,018,619
Meta Financial Group, Inc.	18,696	666,886
MGIC Investment Corp. (a)(d)	1,183,447	10,804,871
Nationstar Mortgage Holdings, Inc. (a)(d)	83,625	2,228,606
New Hampshire Thrift Bancshares, Inc.	20,505	317,212
New York Community Bancorp, Inc. (d)	1,497,470	24,872,977
NMI Holdings, Inc. (a)	88,810	648,313
Northfield Bancorp, Inc. (d)	229,986	3,327,897
Northwest Bancshares, Inc.	341,018	4,029,128
Ocean Shore Holding Co.	5,120	73,933
OceanFirst Financial Corp.	42,221	689,891
Ocwen Financial Corp. (a)(d)	376,065	3,061,169
Oneida Financial Corp.	2,810	54,907
Oritani Financial Corp.	159,392	2,280,900
PennyMac Financial Services, Inc. (a)	71,101	1,241,423
Poage Bankshares, Inc.	6,654	99,145
Provident Financial Holdings, Inc.	21,034	322,872
Provident Financial Services, Inc.	193,312	3,518,278
Pulaski Financial Corp.	11,679	140,498
Radian Group, Inc. (d)	652,386	10,314,223
Riverview Bancorp, Inc. (a)	27,380	122,936
Security National Financial Corp. Class A	23,754	140,149
SI Financial Group, Inc.	15,322	182,025
Simplicity Bancorp, Inc.	23,467	402,694
Southern Missouri Bancorp, Inc.	20,482	387,929
Stonegate Mortgage Corp. (a)(d)	51,913	520,168
Territorial Bancorp, Inc.	28,348	610,049
TFS Financial Corp.	321,262	4,529,794
Timberland Bancorp, Inc.	12,774	137,384
Trustco Bank Corp., New York	336,648	2,275,740
United Community Bancorp, Inc.	1,461	17,634
United Community Financial Corp.	251,020	1,307,814
United Financial Bancorp, Inc. New	170,190	2,108,654
Walker & Dunlop, Inc. (a)(d)	71,009	1,138,274
Washington Federal, Inc. (d)	359,078	7,583,727
Waterstone Financial, Inc.	41,520	534,362
Westfield Financial, Inc.	94,628	684,160
WSFS Financial Corp.	31,898	2,479,751
		146,345,316
TOTAL FINANCIALS		3,650,652,855
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.5%
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (a)(d)	273,659	$ 10,390,832
Acceleron Pharma, Inc. (a)(d)	33,348	1,354,929
Achillion Pharmaceuticals, Inc. (a)(d)	361,285	4,386,000
Acorda Therapeutics, Inc. (a)(d)	152,201	5,150,482
Actinium Pharmaceuticals, Inc. (a)(d)	92,397	288,279
Adamas Pharmaceuticals, Inc. (d)	11,307	195,385
Advaxis, Inc. (a)(d)	68,527	616,743
Aegerion Pharmaceuticals, Inc. (a)(d)	96,340	2,620,448
Agenus, Inc. (a)(d)	196,758	964,114
Agios Pharmaceuticals, Inc. (a)(d)	36,298	3,894,049
Akebia Therapeutics, Inc. (a)(d)	24,332	225,314
Alder Biopharmaceuticals, Inc.	51,747	1,390,959
Aldeyra Therapeutics, Inc. (d)	22,558	230,092
Alkermes PLC (a)(d)	506,738	35,598,345
Alnylam Pharmaceuticals, Inc. (a)(d)	246,282	25,005,011
AMAG Pharmaceuticals, Inc. (a)(d)	73,978	3,641,937
Amicus Therapeutics, Inc. (a)(d)	264,606	2,317,949
Anacor Pharmaceuticals, Inc. (a)(d)	146,253	6,362,006
Anthera Pharmaceuticals, Inc. (a)(d)	86,499	436,820
Applied Genetic Technologies Corp.	29,071	589,851
Aquinox Pharmaceuticals, Inc.	13,594	132,542
ARCA biopharma, Inc. (a)(d)	25,653	17,957
Ardelyx, Inc.	17,205	270,893
Arena Pharmaceuticals, Inc. (a)(d)	835,770	3,769,323
Argos Therapeutics, Inc. (a)(d)	33,363	300,934
ARIAD Pharmaceuticals, Inc. (a)(d)	640,912	5,210,615
ArQule, Inc. (a)	171,131	321,726
Array BioPharma, Inc. (a)(d)	431,535	3,435,019
Arrowhead Research Corp. (a)(d)	180,633	1,360,166
Atara Biotherapeutics, Inc.	29,898	584,805
Athersys, Inc. (a)(d)	318,191	824,115
Auspex Pharmaceuticals, Inc. (d)	62,037	4,171,368
Avalanche Biotechnologies, Inc. (a)(d)	30,015	1,085,943
AVEO Pharmaceuticals, Inc. (a)(d)	323,519	404,399
BIND Therapeutics, Inc. (a)(d)	35,747	216,627
Biocept, Inc. (a)	33,193	104,890
BioCryst Pharmaceuticals, Inc. (a)(d)	226,693	2,312,269
BioMarin Pharmaceutical, Inc. (a)	540,510	57,872,406
Biospecifics Technologies Corp. (a)	15,322	596,945
Biota Pharmaceuticals, Inc. (a)	114,179	287,731
BioTime, Inc. (a)(d)	195,474	820,991
bluebird bio, Inc. (a)(d)	99,196	9,455,363
BrainStorm Cell Therpeutic, Inc. (a)(d)	45,873	194,960
Calithera Biosciences, Inc.	27,885	424,410
Cancer Genetics, Inc. (a)(d)	27,876	244,194
Cara Therapeutics, Inc. (d)	29,736	304,794
CareDx, Inc. (d)	3,426	20,899
CASI Pharmaceuticals, Inc. (a)	37,512	60,394
Catalyst Pharmaceutical Partners, Inc. (a)(d)	212,099	797,492
Cel-Sci Corp. (a)(d)	316,118	328,763

	Shares	Value
Celladon Corp. (a)(d)	33,518	$ 608,352
Celldex Therapeutics, Inc. (a)(d)	307,840	7,862,234
Cellular Biomedicine Group, Inc. (a)(d)	15,567	466,854
Cellular Dynamics International, Inc. (a)	45,985	249,699
Celsion Corp. (a)(d)	37,190	107,479
Cepheid, Inc. (a)(d)	240,471	13,668,372
Cerulean Pharma, Inc.	31,533	259,517
ChemoCentryx, Inc. (a)(d)	80,697	656,874
Chimerix, Inc. (a)(d)	117,399	4,752,312
Cleveland Biolabs, Inc. (a)	4,692	15,859
Clovis Oncology, Inc. (a)(d)	101,407	7,753,579
Coherus BioSciences, Inc. (d)	20,428	645,321
Conatus Pharmaceuticals, Inc. (a)(d)	20,891	132,867
Concert Pharmaceuticals, Inc.	26,019	374,413
CorMedix, Inc. (a)(d)	58,768	303,243
Coronado Biosciences, Inc. (a)(d)	164,005	421,493
CTI BioPharma Corp. (a)(d)	533,377	1,248,102
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	320,151	986,065
Cyclacel Pharmaceuticals, Inc. (a)	68,516	102,774
Cytokinetics, Inc. (a)(d)	102,239	788,263
Cytori Therapeutics, Inc. (a)(d)	285,340	319,581
CytRx Corp. (a)(d)	159,962	516,677
DARA BioSciences, Inc. (a)	29,398	28,810
Dicerna Pharmaceuticals, Inc. (d)	41,857	1,022,567
Discovery Laboratories, Inc. (a)(d)	290,135	467,117
Dyax Corp. (a)	461,622	6,975,108
Dynavax Technologies Corp. (a)(d)	91,982	1,618,883
Eagle Pharmaceuticals, Inc.	25,754	875,636
Eleven Biotherapeutics, Inc. (d)	23,306	246,344
Emergent BioSolutions, Inc. (a)(d)	101,053	3,028,558
Enanta Pharmaceuticals, Inc. (a)(d)	41,132	1,473,348
Enzon Pharmaceuticals, Inc.	134,828	141,569
Epirus Biopharmaceuticals, Inc. (a)(d)	38,861	409,206
Epizyme, Inc. (a)(d)	41,115	967,025
Esperion Therapeutics, Inc. (a)(d)	32,920	2,055,854
Exact Sciences Corp. (a)(d)	303,356	6,816,409
Exelixis, Inc. (a)(d)	621,939	1,822,281
Fate Therapeutics, Inc. (a)	26,179	130,371
Fibrocell Science, Inc. (a)(d)	127,647	621,641
FibroGen, Inc. (d)	25,943	825,506
Five Prime Therapeutics, Inc. (a)(d)	70,128	1,805,095
Flexion Therapeutics, Inc. (d)	33,179	756,813
Foundation Medicine, Inc. (a)(d)	69,237	3,306,759
Galectin Therapeutics, Inc. (a)(d)	80,065	272,221
Galena Biopharma, Inc. (a)(d)	464,147	835,465
Galmed Pharmaceuticals Ltd. (a)(d)	20,354	193,159
Genocea Biosciences, Inc. (d)	31,294	270,067
Genomic Health, Inc. (a)	59,800	1,817,920
GenVec, Inc. (a)(d)	51,992	165,335
Geron Corp. (a)(d)	533,153	1,610,122
GlobeImmune, Inc.	5,000	36,750
GlycoMimetics, Inc. (a)	32,989	274,468
GTx, Inc. (a)	149,248	119,398
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Halozyme Therapeutics, Inc. (a)(d)	355,647	$ 5,359,600
Harvard Apparatus (a)(d)	22,493	82,549
Heat Biologics, Inc. (a)(d)	18,898	125,861
Hemispherx Biopharma, Inc. (a)(d)	767,203	186,430
Heron Therapeutics, Inc. (a)(d)	78,000	1,013,220
Hyperion Therapeutics, Inc. (a)	38,932	1,150,441
iBio, Inc. (a)(d)	302,306	302,306
Idera Pharmaceuticals, Inc. (a)(d)	289,217	1,408,487
Ignyta, Inc. (a)	34,219	292,230
Immune Design Corp. (a)(d)	18,506	407,872
ImmunoCellular Therapeutics Ltd. (a)	397,924	226,817
ImmunoGen, Inc. (a)(d)	301,232	2,289,363
Immunomedics, Inc. (a)(d)	337,345	1,376,368
Incyte Corp. (a)(d)	532,514	45,716,327
Infinity Pharmaceuticals, Inc. (a)	150,148	2,282,250
Inovio Pharmaceuticals, Inc. (a)(d)	193,345	1,367,916
Insmed, Inc. (a)	157,135	2,913,283
Insys Therapeutics, Inc. (a)(d)	33,850	2,033,031
Intercept Pharmaceuticals, Inc. (a)(d)	41,634	9,216,519
Intrexon Corp. (a)(d)	120,413	4,944,158
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	411,891	6,363,716
Isis Pharmaceuticals, Inc. (a)(d)	408,675	28,018,758
IsoRay, Inc. (a)(d)	212,731	331,860
KaloBios Pharmaceuticals, Inc. (a)	71,639	39,401
Karyopharm Therapeutics, Inc. (a)(d)	69,664	1,899,041
Keryx Biopharmaceuticals, Inc. (a)(d)	350,464	4,261,642
Kindred Biosciences, Inc. (a)(d)	44,644	299,561
Kite Pharma, Inc.	38,624	2,527,555
KYTHERA Biopharmaceuticals, Inc. (a)(d)	55,762	2,316,911
La Jolla Pharmaceutical Co. (a)	33,204	675,037
Lexicon Pharmaceuticals, Inc. (a)(d)	983,912	924,877
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	67,068	3,693,435
General CVR (a)	26,087	1,148
Glucagon CVR (a)	26,087	4,696
rights (a)	26,087	170
TR Beta CVR (a)	26,087	261
Loxo Oncology, Inc.	18,269	234,574
Lpath, Inc. (a)	62,657	183,585
Macrogenics, Inc. (a)(d)	80,383	2,778,840
MannKind Corp. (a)(d)	889,742	5,801,118
Mast Therapeutics, Inc. (a)(d)	531,478	276,369
Medgenics, Inc. (a)(d)	86,813	680,614
MediciNova, Inc. (a)(d)	71,396	252,742
Medivation, Inc. (a)	266,482	31,319,629
MEI Pharma, Inc. (a)(d)	72,428	426,601
Merrimack Pharmaceuticals, Inc. (a)(d)	324,422	3,477,804
MiMedx Group, Inc. (a)(d)	317,132	3,282,316
Minerva Neurosciences, Inc. (d)	24,020	123,943
Momenta Pharmaceuticals, Inc. (a)	168,915	2,305,690

	Shares	Value
Myriad Genetics, Inc. (a)(d)	257,414	$ 8,770,095
Nanosphere, Inc. (a)(d)	359,724	118,421
NanoViricides, Inc. (a)(d)	143,363	378,478
Navidea Biopharmaceuticals, Inc. (a)(d)	467,860	757,933
NephroGenex, Inc. (d)	10,000	72,950
Neuralstem, Inc. (a)(d)	348,690	1,311,074
Neurocrine Biosciences, Inc. (a)(d)	266,068	10,389,955
NewLink Genetics Corp. (a)(d)	72,027	3,102,923
Northwest Biotherapeutics, Inc. (a)(d)	144,240	1,063,049
Novavax, Inc. (a)(d)	832,841	7,620,495
Ohr Pharmaceutical, Inc. (a)(d)	72,370	556,525
OncoGenex Pharmaceuticals, Inc. (a)(d)	52,280	119,983
OncoMed Pharmaceuticals, Inc. (a)(d)	39,639	990,182
Onconova Therapeutics, Inc. (a)(d)	34,799	79,690
Oncothyreon, Inc. (a)	308,916	494,266
Opexa Therapeutics, Inc. (a)	68,287	53,954
Ophthotech Corp. (a)(d)	37,946	2,039,028
Opko Health, Inc. (a)(d)	783,213	11,403,581
Oragenics, Inc. (a)	27,929	31,560
Orexigen Therapeutics, Inc. (a)(d)	387,594	2,186,030
Organovo Holdings, Inc. (a)(d)	253,165	1,498,737
Osiris Therapeutics, Inc. (a)(d)	56,117	969,141
Otonomy, Inc.	55,917	2,073,402
OvaScience, Inc. (a)(d)	65,710	2,990,462
OXiGENE, Inc. (a)(d)	55,832	98,264
Palatin Technologies, Inc. (a)(d)	120,323	113,404
Paratek Pharmaceuticals, Inc. (a)	4,603	134,546
PDL BioPharma, Inc. (d)	546,035	3,811,324
Peregrine Pharmaceuticals, Inc. (a)(d)	579,602	817,239
Pfenex, Inc. (a)(d)	37,522	551,573
Pharmacyclics, Inc. (a)(d)	211,553	45,680,639
PharmAthene, Inc. (a)(d)	166,927	280,437
Portola Pharmaceuticals, Inc. (a)(d)	148,892	5,669,807
Progenics Pharmaceuticals, Inc. (a)(d)	265,763	1,730,117
Proteon Therapeutics, Inc. (d)	21,464	232,026
Prothena Corp. PLC (a)(d)	95,031	2,525,924
PTC Therapeutics, Inc. (a)(d)	79,865	5,696,770
Puma Biotechnology, Inc. (a)(d)	70,379	14,991,431
Radius Health, Inc. (a)(d)	42,502	1,812,710
Raptor Pharmaceutical Corp. (a)(d)	229,504	2,127,502
Receptos, Inc. (a)	107,228	13,579,354
Recro Pharma, Inc.	14,684	50,513
Regado Biosciences, Inc. (a)(d)	74,220	85,353
Regulus Therapeutics, Inc. (a)(d)	88,545	1,639,853
Repligen Corp. (a)(d)	104,226	2,679,650
Retrophin, Inc. (a)(d)	71,960	1,018,954
Rexahn Pharmaceuticals, Inc. (a)(d)	663,874	530,767
Rigel Pharmaceuticals, Inc. (a)	289,108	864,433
RXi Pharmaceuticals Corp. (a)(d)	83,565	96,935
Sage Therapeutics, Inc. (d)	17,879	776,843
Sangamo Biosciences, Inc. (a)(d)	246,409	4,144,599
Sarepta Therapeutics, Inc. (a)(d)	132,661	1,843,988
Seattle Genetics, Inc. (a)(d)	356,382	12,918,848
Sorrento Therapeutics, Inc. (a)(d)	77,574	1,002,256
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Spectrum Pharmaceuticals, Inc. (a)(d)	191,900	$ 1,195,537
StemCells, Inc. (a)(d)	234,471	262,608
Stemline Therapeutics, Inc. (a)(d)	45,291	687,970
Sunesis Pharmaceuticals, Inc. (a)	153,153	340,000
Synageva BioPharma Corp. (a)(d)	79,809	7,879,543
Synergy Pharmaceuticals, Inc. (a)(d)	325,809	983,943
Synta Pharmaceuticals Corp. (a)(d)	270,194	648,466
Synthetic Biologics, Inc. (a)(d)	206,653	479,435
T2 Biosystems, Inc. (d)	18,662	309,416
Targacept, Inc. (a)	150,431	395,634
Tenax Therapeutics, Inc. (a)(d)	74,064	233,302
TESARO, Inc. (a)(d)	69,476	3,705,155
TetraLogic Pharmaceuticals Corp. (a)(d)	30,390	146,480
TG Therapeutics, Inc. (a)(d)	111,094	1,611,974
Threshold Pharmaceuticals, Inc. (a)(d)	182,118	795,856
Tokai Pharmaceuticals, Inc. (d)	22,549	341,166
Trevena, Inc.	60,755	327,469
Trovagene, Inc. (a)(d)	74,509	420,976
Ultragenyx Pharmaceutical, Inc. (d)	88,247	4,789,165
United Therapeutics Corp. (a)	163,161	25,298,113
Vanda Pharmaceuticals, Inc. (a)(d)	135,553	1,458,550
Venaxis, Inc. (a)(d)	120,707	65,182
Verastem, Inc. (a)(d)	86,325	642,258
Vericel Corp. (a)	40,443	145,595
Versartis, Inc. (a)(d)	52,664	1,043,274
Vical, Inc. (a)	229,477	234,067
Vitae Pharmaceuticals, Inc. (d)	38,518	447,579
Vital Therapies, Inc. (d)	28,931	640,822
Xencor, Inc. (a)(d)	70,842	1,105,135
XOMA Corp. (a)(d)	276,479	1,020,208
Zafgen, Inc.	47,420	1,832,783
ZIOPHARM Oncology, Inc. (a)(d)	390,931	4,401,883
		720,486,653
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	78,882	4,805,491
Abiomed, Inc. (a)(d)	125,696	7,641,060
Accuray, Inc. (a)(d)	258,414	2,320,558
Akers Biosciences, Inc. (a)(d)	12,000	45,840
Alere, Inc. (a)	272,343	12,383,436
Align Technology, Inc. (a)(d)	249,465	14,306,818
Allied Healthcare Products, Inc. (a)	4,954	8,769
Alliqua Biomedical, Inc. (a)(d)	37,208	207,621
Alphatec Holdings, Inc. (a)	230,873	334,766
Amedica Corp.	81,258	62,162
Analogic Corp.	42,044	3,643,533
Angiodynamics, Inc. (a)(d)	99,901	1,858,159
Anika Therapeutics, Inc. (a)(d)	47,507	1,896,479
Antares Pharma, Inc. (a)(d)	441,109	1,151,294
Atossa Genetics, Inc. (a)(d)	80,935	155,395
Atricure, Inc. (a)(d)	89,548	1,583,209
Atrion Corp. (d)	5,493	1,785,225

	Shares	Value
AxoGen, Inc. (a)	69,732	$ 221,050
Bacterin International Holdings, Inc. (a)	16,240	58,464
BioLase Technology, Inc. (d)	142,344	308,886
BioLife Solutions, Inc. (a)	5,828	11,248
Bovie Medical Corp. (a)(d)	38,628	130,563
Cantel Medical Corp.	122,006	5,539,072
Cardica, Inc. (a)(d)	251,087	158,787
Cardiovascular Systems, Inc. (a)(d)	102,715	3,873,383
CAS Medical Systems, Inc. (a)	6,117	7,891
Cerus Corp. (a)(d)	308,364	1,472,438
Cesca Therapeutics, Inc. (a)	63,283	57,860
Chembio Diagnostics, Inc. (a)(d)	16,328	66,128
CONMED Corp.	92,250	4,732,425
Cryolife, Inc.	80,349	842,058
Cutera, Inc. (a)	42,385	544,647
Cyberonics, Inc. (a)(d)	89,227	6,112,050
Cynosure, Inc. Class A (a)(d)	72,942	2,218,896
Delcath Systems, Inc. (a)(d)	31,941	40,565
Derma Sciences, Inc. (a)(d)	77,138	610,933
DexCom, Inc. (a)(d)	247,823	15,052,769
Digirad Corp.	45,825	195,673
Dynatronics Corp. (a)	3,425	10,994
Echo Therapeutics, Inc. (a)(d)	50,324	117,758
Electromed, Inc. (a)	18,483	44,544
Endologix, Inc. (a)(d)	224,097	3,534,010
EnteroMedics, Inc. (a)(d)	191,689	203,190
ERBA Diagnostics, Inc. (a)	51,403	177,289
Escalon Medical Corp. (a)	3,512	5,163
Exactech, Inc. (a)	30,378	709,326
Fonar Corp. (a)	24,768	329,662
Genmark Diagnostics, Inc. (a)(d)	132,359	1,682,283
Globus Medical, Inc. (a)(d)	225,599	5,477,544
Greatbatch, Inc. (a)	89,268	4,743,702
Haemonetics Corp. (a)(d)	176,633	7,853,103
Halyard Health, Inc. (a)(d)	165,068	7,599,731
Hansen Medical, Inc. (a)(d)	236,840	185,754
HeartWare International, Inc. (a)(d)	57,227	4,877,457
Hill-Rom Holdings, Inc. (d)	199,491	9,559,609
Hologic, Inc. (a)(d)	890,509	28,834,681
ICU Medical, Inc. (a)(d)	48,701	4,330,006
IDEXX Laboratories, Inc. (a)(d)	164,145	25,742,860
Inogen, Inc. (d)	31,300	1,040,725
InspireMD, Inc. (a)	98,457	59,074
Insulet Corp. (a)(d)	197,161	6,255,919
Integra LifeSciences Holdings Corp. (a)(d)	85,707	5,143,277
Invacare Corp. (d)	97,998	1,859,022
Iridex Corp. (a)	18,028	191,998
K2M Group Holdings, Inc.	62,990	1,290,665
Kewaunee Scientific Corp.	5,250	95,393
Ldr Holding Corp. (a)(d)	45,800	1,790,322
LeMaitre Vascular, Inc.	19,977	152,225
Masimo Corp. (a)(d)	180,137	5,308,637
MELA Sciences, Inc. (a)(d)	11,736	20,773
Meridian Bioscience, Inc. (d)	148,397	2,938,261
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Merit Medical Systems, Inc. (a)(d)	147,568	$ 2,893,808
MGC Diagnostics Corp. (a)	3,151	22,498
Misonix, Inc. (a)	18,363	228,068
Natus Medical, Inc. (a)	107,226	3,837,619
Neogen Corp. (a)(d)	130,952	6,698,195
NeuroMetrix, Inc. (a)	26,970	44,231
Nevro Corp. (d)	25,199	1,054,074
NuVasive, Inc. (a)(d)	159,045	7,276,309
NxStage Medical, Inc. (a)(d)	197,959	3,400,936
Ocular Therapeutix, Inc. (d)	16,922	605,300
OraSure Technologies, Inc. (a)	196,196	1,404,763
Orthofix International NV (a)(d)	73,558	2,385,486
Perseon Corp. (a)	95,648	46,676
PhotoMedex, Inc. (a)(d)	62,914	113,245
Quidel Corp. (a)(d)	105,450	2,707,956
ResMed, Inc. (d)	487,771	31,392,942
Retractable Technologies, Inc. (a)	36,514	152,629
Rockwell Medical Technologies, Inc. (a)(d)	154,514	1,545,140
Roka Bioscience, Inc. (a)(d)	17,912	74,693
RTI Biologics, Inc. (a)	213,378	1,135,171
Sientra, Inc. (d)	14,684	269,892
Sirona Dental Systems, Inc. (a)(d)	190,568	17,307,386
Staar Surgical Co. (a)(d)	105,540	724,004
Stereotaxis, Inc. (a)(d)	64,951	153,934
Steris Corp.	202,247	13,048,976
Sunshine Heart, Inc. (a)(d)	40,808	234,646
SurModics, Inc. (a)(d)	43,320	1,041,846
Symmetry Surgical, Inc. (a)	34,037	251,874
Synergetics U.S.A., Inc. (a)	76,412	345,382
Tandem Diabetes Care, Inc. (a)(d)	44,060	515,502
TearLab Corp. (a)(d)	100,207	260,538
Teleflex, Inc.	141,324	17,197,718
The Cooper Companies, Inc.	164,899	27,038,489
The Spectranetics Corp. (a)(d)	145,169	4,908,164
Thoratec Corp. (a)	205,510	8,368,367
Tornier NV (a)	130,085	3,179,277
TransEnterix, Inc. (a)(d)	105,485	301,687
TriVascular Technologies, Inc. (d)	20,938	214,824
Unilife Corp. (a)(d)	338,238	1,336,040
Uroplasty, Inc. (a)	64,999	79,299
Utah Medical Products, Inc.	9,539	566,617
Vascular Solutions, Inc. (a)(d)	53,247	1,553,747
Veracyte, Inc. (a)(d)	23,205	203,972
Vermillion, Inc. (a)(d)	65,547	121,917
Vision Sciences, Inc. (a)	22,011	11,006
West Pharmaceutical Services, Inc. (d)	254,370	13,919,126
Wright Medical Group, Inc. (a)(d)	168,894	4,159,859
Zeltiq Aesthetics, Inc. (a)(d)	96,373	3,215,967
		416,160,353
Health Care Providers & Services - 2.4%
AAC Holdings, Inc. (d)	15,894	572,025

	Shares	Value
Acadia Healthcare Co., Inc. (a)(d)	156,334	$ 9,884,999
Adcare Health Systems, Inc. (a)	40,556	182,502
Addus HomeCare Corp. (a)	22,321	488,830
Adeptus Health, Inc. Class A (d)	14,800	656,380
Air Methods Corp. (a)(d)	121,309	6,428,164
Alliance Healthcare Services, Inc. (a)	38,536	921,396
Almost Family, Inc. (a)	28,394	1,011,394
Amedisys, Inc. (a)(d)	117,539	3,546,152
American CareSource Holdings, Inc. (a)	2,053	5,913
American Shared Hospital Services (a)	115	276
AMN Healthcare Services, Inc. (a)(d)	168,489	3,801,112
AmSurg Corp. (a)(d)	165,278	9,933,208
Bio-Reference Laboratories, Inc. (a)(d)	87,412	3,054,175
BioScrip, Inc. (a)(d)	205,484	1,255,507
BioTelemetry, Inc. (a)	88,354	852,616
Brookdale Senior Living, Inc. (a)(d)	630,375	23,645,366
Capital Senior Living Corp. (a)	91,513	2,287,825
Centene Corp. (a)(d)	401,268	24,661,931
Chemed Corp. (d)	61,290	7,139,059
Civitas Solutions, Inc.	36,396	691,160
Community Health Systems, Inc. (a)	402,798	19,543,759
Corvel Corp. (a)	41,320	1,463,968
Cross Country Healthcare, Inc. (a)(d)	99,197	1,285,593
Diversicare Healthcare Services, Inc.	13,755	144,015
Envision Healthcare Holdings, Inc. (a)(d)	446,490	16,350,464
ExamWorks Group, Inc. (a)(d)	115,859	4,680,704
Five Star Quality Care, Inc. (a)	149,941	545,785
Genesis HealthCare, Inc. Class A (a)	74,963	532,987
Hanger, Inc. (a)(d)	121,329	3,141,208
Health Net, Inc. (a)	277,745	15,928,676
HealthEquity, Inc. (a)	35,198	713,463
HealthSouth Corp.	300,625	13,065,163
Healthways, Inc. (a)(d)	128,820	2,882,992
Henry Schein, Inc. (a)	289,674	40,568,844
Hooper Holmes, Inc. (a)	128,551	75,845
InfuSystems Holdings, Inc. (a)	46,642	122,668
IPC The Hospitalist Co., Inc. (a)(d)	63,434	2,742,886
Kindred Healthcare, Inc. (d)	267,099	5,667,841
Landauer, Inc. (d)	33,237	1,267,659
LHC Group, Inc. (a)	42,300	1,429,740
LifePoint Hospitals, Inc. (a)	158,267	11,388,893
Magellan Health Services, Inc. (a)	100,180	6,418,533
MEDNAX, Inc. (a)(d)	348,386	24,899,147
Molina Healthcare, Inc. (a)(d)	104,064	6,627,836
National Healthcare Corp.	34,496	2,173,593
National Research Corp. Class A	27,189	377,927
NeoStem, Inc. (a)(d)	84,204	316,607
Omnicare, Inc.	342,379	26,274,164
Owens & Minor, Inc.	214,436	7,646,788
PDI, Inc. (a)	19,284	34,518
PharMerica Corp. (a)	102,387	2,559,675
Premier, Inc. (a)	105,078	3,852,159
Providence Service Corp. (a)	40,157	1,847,222
Psychemedics Corp.	15,744	258,359
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
RadNet, Inc. (a)	112,633	$ 986,665
Select Medical Holdings Corp.	326,367	4,425,537
Sharps Compliance Corp. (a)	29,684	162,965
SunLink Health Systems, Inc. (a)	19,190	27,442
Surgical Care Affiliates, Inc. (a)	43,263	1,405,182
Team Health Holdings, Inc. (a)	243,861	14,453,641
The Ensign Group, Inc.	73,014	3,217,727
Triple-S Management Corp. (a)	81,088	1,528,509
Trupanion, Inc. (d)	21,547	163,973
U.S. Physical Therapy, Inc.	40,198	1,703,993
Universal American Spin Corp. (a)	143,644	1,330,143
VCA, Inc. (a)	301,547	16,066,424
Wellcare Health Plans, Inc. (a)(d)	150,181	13,637,937
		386,959,809
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)(d)	575,048	6,903,451
Arrhythmia Research Technology, Inc. (a)	9,913	75,141
athenahealth, Inc. (a)(d)	130,837	16,625,458
Authentidate Holding Corp. (a)(d)	48,307	34,781
Castlight Health, Inc. Class B (a)(d)	36,349	264,984
CollabRx, Inc. (a)	177	239
Computer Programs & Systems, Inc. (d)	35,893	1,887,972
HealthStream, Inc. (a)(d)	81,710	2,114,655
HMS Holdings Corp. (a)(d)	299,622	5,255,370
iCAD, Inc. (a)	51,129	508,222
Imprivata, Inc.	17,676	241,984
IMS Health Holdings, Inc. (d)	226,651	5,965,454
MedAssets, Inc. (a)	221,024	4,245,871
Medidata Solutions, Inc. (a)(d)	185,228	8,911,319
Merge Healthcare, Inc. (a)	252,695	1,010,780
Omnicell, Inc. (a)(d)	122,796	4,304,000
Quality Systems, Inc.	152,647	2,653,005
Simulations Plus, Inc.	32,233	205,002
Streamline Health Solutions, Inc. (a)	74,551	305,659
Veeva Systems, Inc. Class A (a)(d)	127,333	3,930,770
Vocera Communications, Inc. (a)	72,757	755,218
		66,199,335
Life Sciences Tools & Services - 1.4%
Accelerate Diagnostics, Inc. (a)(d)	90,417	1,808,340
Affymetrix, Inc. (a)(d)	269,666	3,155,092
Albany Molecular Research, Inc. (a)(d)	77,178	1,251,827
Apricus Biosciences, Inc. (a)(d)	146,709	322,760
BG Medicine, Inc. (a)(d)	146,045	104,422
Bio-Rad Laboratories, Inc. Class A (a)	70,269	8,936,811
Bio-Techne Corp.	124,338	12,126,685
Bioanalytical Systems, Inc. (a)(d)	4,772	9,067
Bruker Corp. (a)	382,236	7,273,951
Cambrex Corp. (a)	104,384	3,575,152
Charles River Laboratories International, Inc. (a)(d)	164,540	12,615,282

	Shares	Value
CombiMatrix Corp. (a)	13,852	$ 28,535
Enzo Biochem, Inc. (a)	134,553	411,732
Fluidigm Corp. (a)(d)	95,656	4,227,995
Harvard Bioscience, Inc. (a)	89,618	489,314
Illumina, Inc. (a)	491,572	96,082,663
INC Research Holdings, Inc. Class A	26,463	792,038
Luminex Corp. (a)(d)	135,061	2,125,860
Mettler-Toledo International, Inc. (a)(d)	100,455	31,559,947
Nanostring Technologies, Inc. (a)(d)	36,430	382,879
NeoGenomics, Inc. (a)(d)	165,540	751,552
Pacific Biosciences of California, Inc. (a)(d)	201,862	1,271,731
PAREXEL International Corp. (a)(d)	191,361	12,335,130
PRA Health Sciences, Inc.	58,225	1,835,252
pSivida Corp. (a)(d)	82,313	362,177
Quintiles Transnational Holdings, Inc. (a)	245,734	15,967,795
Response Genetics, Inc. (a)	92,898	55,832
Sequenom, Inc. (a)(d)	403,889	1,413,612
Transgenomic, Inc. (a)(d)	13,347	23,224
VirtualScopics, Inc. (a)(d)	2,167	6,891
VWR Corp. (d)	90,214	2,214,754
		223,518,302
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(d)	90,540	802,184
Achaogen, Inc. (a)	23,491	262,394
Acura Pharmaceuticals, Inc. (a)(d)	93,798	79,728
Adamis Pharmaceuticals Corp. (a)(d)	35,529	228,096
Aerie Pharmaceuticals, Inc. (a)(d)	51,131	1,437,804
Agile Therapeutics, Inc. (a)	24,717	267,932
Akorn, Inc. (a)(d)	255,543	13,750,769
Alexza Pharmaceuticals, Inc. (a)(d)	73,834	155,790
Alimera Sciences, Inc. (a)(d)	85,999	449,775
Amphastar Pharmaceuticals, Inc. (a)	24,097	337,358
Ampio Pharmaceuticals, Inc. (a)(d)	146,523	826,390
ANI Pharmaceuticals, Inc. (a)(d)	27,378	1,844,182
Aradigm Corp. (a)	6,736	50,048
Aratana Therapeutics, Inc. (a)(d)	102,462	1,973,418
Assembly Biosciences, Inc. (a)	33,918	458,232
AstraZeneca PLC rights (a)	21,542	0
Bio Path Holdings, Inc. (a)(d)	313,435	579,855
Biodel, Inc. (a)(d)	46,947	63,848
Biodelivery Sciences International, Inc. (a)(d)	149,609	2,243,387
Catalent, Inc. (a)(d)	153,185	4,284,584
Cempra, Inc. (a)(d)	103,648	3,432,822
Columbia Laboratories, Inc. (a)	40,260	279,404
Corcept Therapeutics, Inc. (a)(d)	262,513	868,918
Corium International, Inc.	21,362	146,543
Cumberland Pharmaceuticals, Inc. (a)	33,632	204,146
CymaBay Therapeutics, Inc. (a)	34,018	287,452
DepoMed, Inc. (a)(d)	202,001	4,433,922
Dermira, Inc.	45,522	761,583
Dipexium Pharmaceuticals, Inc. (d)	9,847	140,123
Durect Corp. (a)	379,275	398,239
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Egalet Corp. (d)	14,243	$ 213,787
Endocyte, Inc. (a)(d)	115,046	667,267
Evoke Pharma, Inc. (a)	15,864	88,680
Heska Corp. (a)	19,187	412,521
Horizon Pharma PLC (a)(d)	235,006	4,824,673
IGI Laboratories, Inc. (a)(d)	96,521	1,111,922
Impax Laboratories, Inc. (a)	232,534	9,368,795
Imprimis Pharmaceuticals, Inc. (a)	5,189	39,592
Intersect ENT, Inc.	17,801	470,124
Intra-Cellular Therapies, Inc. (a)(d)	74,302	1,846,405
Jazz Pharmaceuticals PLC (a)(d)	211,278	35,936,275
Lannett Co., Inc. (a)(d)	96,843	6,043,003
Lipocine, Inc. (a)	46,212	334,575
Marinus Pharmaceuticals, Inc.	15,955	182,844
Nektar Therapeutics (a)(d)	438,756	5,734,541
NovaBay Pharmaceuticals, Inc. (a)(d)	142,289	76,836
Ocera Therapeutics, Inc. (a)(d)	31,077	175,430
Oculus Innovative Sciences, Inc. (a)(d)	23,611	20,305
Omeros Corp. (a)(d)	119,830	2,500,852
Pacira Pharmaceuticals, Inc. (a)(d)	125,599	14,414,997
Pain Therapeutics, Inc. (a)	144,997	275,494
Pernix Therapeutics Holdings, Inc. (a)(d)	94,921	1,018,502
Phibro Animal Health Corp. Class A	41,761	1,514,671
Pozen, Inc. (a)(d)	94,842	695,192
Prestige Brands Holdings, Inc. (a)(d)	181,342	6,988,921
Relypsa, Inc. (a)(d)	43,345	1,681,786
Repros Therapeutics, Inc. (a)(d)	81,658	752,070
Revance Therapeutics, Inc. (d)	36,438	584,830
Sagent Pharmaceuticals, Inc. (a)(d)	76,863	2,089,136
Salix Pharmaceuticals Ltd. (a)	220,382	34,644,050
SciClone Pharmaceuticals, Inc. (a)(d)	165,132	1,273,168
SCYNEXIS, Inc.	25,850	255,915
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	72,103	1,108,944
Supernus Pharmaceuticals, Inc. (a)(d)	86,480	777,455
Tetraphase Pharmaceuticals, Inc. (a)(d)	86,357	3,407,647
The Medicines Company (a)(d)	223,387	6,425,727
TherapeuticsMD, Inc. (a)(d)	419,081	2,124,741
Theravance Biopharma, Inc. (a)(d)	82,086	1,783,729
Theravance, Inc. (d)	287,302	5,188,674
VIVUS, Inc. (a)(d)	380,623	993,426
XenoPort, Inc. (a)	188,526	1,291,403
Zogenix, Inc. (a)(d)	417,494	701,390
ZS Pharma, Inc. (d)	21,422	1,059,746
		202,148,967
TOTAL HEALTH CARE		2,015,473,419

	Shares	Value
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.7%
AAR Corp.	136,468	$ 4,012,159
AeroVironment, Inc. (a)(d)	65,978	1,808,457
American Science & Engineering, Inc. (d)	30,419	1,590,610
API Technologies Corp. (a)	126,577	246,825
Arotech Corp. (a)(d)	70,548	175,665
Astronics Corp. (a)(d)	64,199	4,465,682
Astrotech Corp. (a)(d)	39,511	118,928
BE Aerospace, Inc.	362,382	23,025,752
Breeze Industrial Products Corp. (a)	10,964	110,846
CPI Aerostructures, Inc. (a)(d)	20,017	242,206
Cubic Corp.	76,216	3,983,810
Curtiss-Wright Corp.	168,682	12,242,940
DigitalGlobe, Inc. (a)(d)	238,086	7,916,360
Ducommun, Inc. (a)	34,897	868,237
Engility Holdings, Inc.	61,914	2,235,095
Erickson Air-Crane, Inc. (a)(d)	27,407	168,553
Esterline Technologies Corp. (a)(d)	111,286	13,115,055
Exelis, Inc.	658,344	15,931,925
GenCorp, Inc. (non-vtg.) (a)(d)	209,446	4,042,308
HEICO Corp. (d)	109,443	6,485,592
HEICO Corp. Class A	110,758	5,054,995
Hexcel Corp.	335,650	15,970,227
Huntington Ingalls Industries, Inc.	167,916	23,731,568
Innovative Solutions & Support, Inc. (a)(d)	34,266	143,575
KEYW Holding Corp. (a)(d)	118,400	1,033,632
KLX, Inc. (a)	179,043	7,150,977
Kratos Defense & Security Solutions, Inc. (a)(d)	148,815	858,663
LMI Aerospace, Inc. (a)(d)	40,944	583,043
Micronet Enertec Technologies, Inc. (a)	8,571	27,513
Moog, Inc. Class A (a)	145,245	10,960,188
National Presto Industries, Inc. (d)	19,337	1,172,596
Orbital ATK, Inc.	205,390	13,613,249
SIFCO Industries, Inc. (d)	6,788	140,851
Sparton Corp. (a)	27,651	634,590
Spirit AeroSystems Holdings, Inc. Class A (a)	445,935	21,944,461
Taser International, Inc. (a)(d)	179,776	4,221,140
Teledyne Technologies, Inc. (a)(d)	128,924	12,999,407
TransDigm Group, Inc.	169,044	36,658,882
Triumph Group, Inc.	178,461	10,670,183
Vectrus, Inc. (a)	36,574	1,163,419
		271,520,164
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	22,082
Air Transport Services Group, Inc. (a)(d)	176,295	1,584,892
Atlas Air Worldwide Holdings, Inc. (a)(d)	85,402	3,872,981
Echo Global Logistics, Inc. (a)(d)	58,814	1,707,959
Forward Air Corp.	118,062	6,316,317
Hub Group, Inc. Class A (a)	126,075	5,089,648
Park-Ohio Holdings Corp.	30,894	1,784,129
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Radiant Logistics, Inc. (a)	46,032	$ 212,208
UTi Worldwide, Inc. (a)(d)	323,891	4,236,494
XPO Logistics, Inc. (a)(d)	225,643	9,962,138
		34,788,848
Airlines - 1.8%
Alaska Air Group, Inc.	454,418	28,923,706
Allegiant Travel Co.	49,609	9,109,205
American Airlines Group, Inc.	2,487,977	119,174,060
CHC Group Ltd. (a)(d)	112,789	277,461
Hawaiian Holdings, Inc. (a)(d)	192,073	3,555,271
JetBlue Airways Corp. (a)(d)	905,370	15,563,310
Republic Airways Holdings, Inc. (a)	176,772	2,275,056
SkyWest, Inc.	180,939	2,645,328
Spirit Airlines, Inc. (a)	250,520	19,485,446
United Continental Holdings, Inc. (a)	1,274,228	83,054,181
Virgin America, Inc. (d)	44,798	1,569,722
		285,632,746
Building Products - 0.9%
A.O. Smith Corp.	259,682	16,367,756
AAON, Inc.	148,597	3,344,918
Advanced Drain Systems, Inc. Del	83,290	2,261,324
American Woodmark Corp. (a)	43,110	2,270,173
Apogee Enterprises, Inc.	103,282	4,735,480
Armstrong World Industries, Inc. (a)	152,688	8,524,571
Builders FirstSource, Inc. (a)(d)	172,637	1,041,001
Continental Building Products, Inc. (a)(d)	71,142	1,484,022
Fortune Brands Home & Security, Inc.	559,128	25,898,809
Gibraltar Industries, Inc. (a)	106,106	1,555,514
Griffon Corp.	169,928	2,773,225
Insteel Industries, Inc.	54,988	1,193,789
Lennox International, Inc.	153,018	15,953,657
Masonite International Corp. (a)	65,609	4,024,456
NCI Building Systems, Inc. (a)	106,899	1,800,179
Norcraft Companies, Inc. (a)(d)	31,325	645,608
Nortek, Inc. (a)	47,908	3,720,056
Owens Corning	398,679	15,811,609
Patrick Industries, Inc. (a)	36,314	2,006,349
PGT, Inc. (a)	152,287	1,548,759
Ply Gem Holdings, Inc. (a)(d)	68,846	945,256
Quanex Building Products Corp. (d)	127,404	2,495,844
Simpson Manufacturing Co. Ltd. (d)	150,324	5,441,729
Trex Co., Inc. (a)(d)	107,478	5,411,517
Universal Forest Products, Inc. (d)	70,037	3,785,500
USG Corp. (a)(d)	328,599	9,263,206
		144,304,307
Commercial Services & Supplies - 1.4%
ABM Industries, Inc. (d)	190,162	5,912,137
ACCO Brands Corp. (a)(d)	398,384	3,031,702
Acme United Corp.	1,357	26,095
Amrep Corp. (a)	2,745	14,850

	Shares	Value
ARC Document Solutions, Inc. (a)	127,869	$ 1,081,772
Avalon Holdings Corp. Class A (a)	128	397
Brady Corp. Class A (d)	171,982	4,636,635
Casella Waste Systems, Inc. Class A (a)	117,559	517,260
CECO Environmental Corp. (d)	73,503	1,045,948
Cenveo, Inc. (a)(d)	194,163	405,801
Civeo Corp.	362,468	1,428,124
Clean Harbors, Inc. (a)(d)	191,766	10,679,449
Command Security Corp. (a)	4,127	8,419
CompX International, Inc. Class A	729	8,034
Copart, Inc. (a)	388,861	14,551,179
Courier Corp.	34,840	848,702
Covanta Holding Corp.	443,616	9,613,159
Deluxe Corp.	172,940	11,509,157
Ecology & Environment, Inc. Class A	5,634	54,932
Ennis, Inc.	84,717	1,181,802
Fuel Tech, Inc. (a)(d)	72,552	235,068
G&K Services, Inc. Class A	68,430	4,926,276
Healthcare Services Group, Inc.	246,803	8,285,177
Heritage-Crystal Clean, Inc. (a)	44,359	545,616
Herman Miller, Inc.	205,941	6,377,993
HNI Corp.	158,301	8,073,351
Hudson Technologies, Inc. (a)(d)	71,297	278,058
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	68,196
InnerWorkings, Inc. (a)(d)	130,564	829,081
Interface, Inc.	227,147	4,586,098
Intersections, Inc. (d)	42,827	160,601
KAR Auction Services, Inc.	483,867	17,646,629
Kimball International, Inc. Class B	113,583	1,084,718
Knoll, Inc.	168,647	3,580,376
MagneGas Corp. (a)(d)	47,231	41,138
Matthews International Corp. Class A	103,908	5,026,030
McGrath RentCorp.	87,775	2,807,922
Metalico, Inc. (a)(d)	208,228	133,266
Mobile Mini, Inc.	158,597	6,580,190
Msa Safety, Inc.	109,856	5,556,516
Multi-Color Corp.	45,195	3,085,915
NL Industries, Inc. (a)	19,361	152,177
Performant Financial Corp. (a)(d)	101,625	533,531
Perma-Fix Environmental Services, Inc. (a)	24,334	102,689
Quad/Graphics, Inc.	95,720	2,242,720
Quest Resource Holding Corp. (a)(d)	290,901	363,626
R.R. Donnelley & Sons Co. (d)	682,759	13,020,214
Rollins, Inc. (d)	216,194	7,251,147
SP Plus Corp. (a)(d)	59,437	1,343,871
Standard Register Co. (a)(d)	7,636	7,712
Steelcase, Inc. Class A	291,127	5,449,897
Swisher Hygiene, Inc. (a)(d)	36,476	70,034
Team, Inc. (a)(d)	67,994	2,610,970
Tetra Tech, Inc.	220,994	5,619,877
The Brink's Co. (d)	170,136	4,787,627
TRC Companies, Inc. (a)	70,527	588,900
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
U.S. Ecology, Inc. (d)	72,607	$ 3,544,674
UniFirst Corp.	53,870	6,401,372
United Stationers, Inc.	140,267	5,665,384
Versar, Inc. (a)	11,390	37,587
Viad Corp.	77,914	2,069,396
Virco Manufacturing Co. (a)	17,110	41,064
Waste Connections, Inc.	430,752	20,232,421
West Corp.	82,531	2,818,434
		231,419,093
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)(d)	527,199	15,847,602
Aegion Corp. (a)(d)	132,798	2,402,316
Ameresco, Inc. Class A (a)(d)	58,398	365,571
Argan, Inc. (d)	40,170	1,302,713
Chicago Bridge & Iron Co. NV (d)	333,924	15,413,932
Comfort Systems U.S.A., Inc. (d)	133,880	2,503,556
Dycom Industries, Inc. (a)	117,169	5,196,445
EMCOR Group, Inc.	231,845	10,208,135
Furmanite Corp. (a)	137,457	955,326
Goldfield Corp.	60,575	153,255
Granite Construction, Inc. (d)	134,097	4,441,293
Great Lakes Dredge & Dock Corp. (a)(d)	202,486	1,235,165
Integrated Electrical Services, Inc. (a)	39,773	318,184
KBR, Inc.	511,747	8,336,359
Layne Christensen Co. (a)(d)	69,984	454,896
MasTec, Inc. (a)(d)	225,743	4,982,148
MYR Group, Inc. (a)(d)	82,089	2,268,940
Northwest Pipe Co. (a)(d)	32,983	798,848
Orion Marine Group, Inc. (a)	91,416	932,443
Primoris Services Corp.	131,352	2,712,419
Sterling Construction Co., Inc. (a)	60,041	165,713
Tutor Perini Corp. (a)(d)	141,192	3,285,538
		84,280,797
Electrical Equipment - 1.1%
Active Power, Inc. (a)(d)	47,662	92,941
Acuity Brands, Inc.	149,503	23,693,235
Allied Motion Technologies, Inc.	18,882	526,053
American Electric Technologies, Inc. (a)	11,601	44,664
American Superconductor Corp. (a)(d)	197,700	164,407
AZZ, Inc.	91,441	4,153,250
Babcock & Wilcox Co.	374,180	11,614,547
Blue Earth, Inc. (a)(d)	110,848	128,584
Broadwind Energy, Inc. (a)	50,197	248,475
Capstone Turbine Corp. (a)(d)	1,142,904	808,719
Digital Power Corp. (a)	4,959	5,157
Encore Wire Corp. (d)	69,613	2,595,869
EnerSys	163,080	10,649,124
Enphase Energy, Inc. (a)(d)	78,214	1,077,789
Espey Manufacturing & Electronics Corp.	5,358	152,435
Franklin Electric Co., Inc. (d)	135,690	4,949,971

	Shares	Value
FuelCell Energy, Inc. (a)(d)	837,400	$ 1,096,994
Generac Holdings, Inc. (a)(d)	237,695	11,715,987
General Cable Corp. (d)	173,857	2,614,809
Global Power Equipment Group, Inc.	55,768	741,714
GrafTech International Ltd. (a)(d)	407,460	1,589,094
Hubbell, Inc. Class B	186,963	21,276,389
Ideal Power, Inc. (a)(d)	10,507	81,324
Lime Energy Co. (a)	4,467	10,899
LSI Industries, Inc.	61,904	487,184
MagneTek, Inc. (a)	8,242	367,264
Ocean Power Technologies, Inc. (a)(d)	52,155	26,599
Orion Energy Systems, Inc. (a)	65,072	232,958
Plug Power, Inc. (a)(d)	547,278	1,685,616
Polypore International, Inc. (a)(d)	153,378	9,093,782
Powell Industries, Inc. (d)	33,460	1,128,940
Power Solutions International, Inc. (a)(d)	16,088	909,455
PowerSecure International, Inc. (a)(d)	76,447	847,797
Preformed Line Products Co.	9,836	451,964
Real Goods Solar, Inc. Class A (a)(d)	121,429	49,264
Regal-Beloit Corp. (d)	160,538	12,512,332
Revolution Lighting Technologies, Inc. (a)(d)	124,109	136,520
Sensata Technologies Holding BV (a)(d)	584,960	31,435,750
SL Industries, Inc. (a)	15,027	582,296
SolarCity Corp. (a)(d)	173,997	8,936,486
Thermon Group Holdings, Inc. (a)(d)	116,087	2,846,453
Ultralife Corp. (a)	43,594	154,759
Vicor Corp. (a)	64,365	848,331
ZBB Energy Corp. (a)(d)	71,337	40,762
		172,806,942
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	223,580	20,808,591
Raven Industries, Inc. (d)	129,668	2,702,281
		23,510,872
Machinery - 3.4%
Accuride Corp. (a)	132,658	715,027
Actuant Corp. Class A (d)	226,271	5,756,334
Adept Technology, Inc. (a)(d)	40,541	267,165
AGCO Corp. (d)	290,442	14,446,585
Alamo Group, Inc.	33,057	1,657,809
Albany International Corp. Class A	100,741	3,798,943
Allison Transmission Holdings, Inc.	570,639	18,157,733
Altra Industrial Motion Corp. (d)	94,746	2,586,566
American Railcar Industries, Inc. (d)	32,423	1,820,876
ARC Group Worldwide, Inc. (a)(d)	8,874	55,374
Art's-Way Manufacturing Co., Inc.	9,831	44,928
Astec Industries, Inc. (d)	69,250	2,961,823
Barnes Group, Inc.	168,850	6,757,377
Blount International, Inc.	172,961	2,869,423
Briggs & Stratton Corp.	162,631	3,389,230
Chart Industries, Inc. (a)(d)	103,493	3,616,045
Chicago Rivet & Machine Co.	772	26,310
CIRCOR International, Inc.	63,729	3,420,335
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
CLARCOR, Inc. (d)	174,986	$ 11,515,829
Colfax Corp. (a)(d)	326,925	17,222,409
Columbus McKinnon Corp. (NY Shares)	65,985	1,752,562
Commercial Vehicle Group, Inc. (a)	93,301	534,615
Crane Co.	168,761	11,278,298
Donaldson Co., Inc.	440,048	16,299,378
Douglas Dynamics, Inc. (d)	80,123	1,805,171
Dynamic Materials Corp.	47,080	760,342
Eastern Co.	14,302	281,320
Energy Recovery, Inc. (a)(d)	141,452	479,522
EnPro Industries, Inc.	82,779	5,444,375
ESCO Technologies, Inc.	95,557	3,682,767
ExOne Co. (a)(d)	33,912	513,089
Federal Signal Corp.	221,782	3,657,185
FreightCar America, Inc.	47,091	1,473,948
Global Brass & Copper Holdings, Inc.	80,528	1,130,613
Gorman-Rupp Co.	64,538	1,854,822
Graco, Inc. (d)	207,735	15,742,158
Graham Corp.	37,894	857,541
Greenbrier Companies, Inc. (d)	83,214	4,890,487
Hardinge, Inc.	28,207	322,124
Harsco Corp.	290,912	4,797,139
Hillenbrand, Inc.	215,614	6,834,964
Hurco Companies, Inc.	20,598	703,010
Hyster-Yale Materials Handling Class A	38,190	2,523,213
IDEX Corp.	269,316	20,807,354
ITT Corp.	309,221	12,699,706
John Bean Technologies Corp.	99,102	3,424,965
Kadant, Inc.	39,201	1,734,252
Kennametal, Inc. (d)	268,384	9,393,440
Key Technology, Inc. (a)	12,346	158,029
L.B. Foster Co. Class A	33,294	1,632,072
Lincoln Electric Holdings, Inc.	271,545	18,747,467
Lindsay Corp. (d)	43,499	3,809,642
LiqTech International, Inc. (a)(d)	90,569	90,569
Lydall, Inc. (a)(d)	60,920	1,940,911
Manitex International, Inc. (a)(d)	43,889	515,696
Manitowoc Co., Inc. (d)	463,639	10,260,331
Meritor, Inc. (a)	336,860	4,813,729
MFRI, Inc. (a)	13,428	86,611
Middleby Corp. (a)	198,416	21,153,130
Miller Industries, Inc.	29,446	652,523
Mueller Industries, Inc.	200,620	6,983,582
Mueller Water Products, Inc. Class A	561,955	5,147,508
Navistar International Corp. (a)(d)	235,713	6,861,605
NN, Inc. (d)	70,075	1,941,778
Nordson Corp.	198,276	15,253,373
Omega Flex, Inc.	5,411	154,214
Oshkosh Corp.	277,970	13,562,156
PMFG, Inc. (a)(d)	53,404	245,658
Proto Labs, Inc. (a)(d)	77,808	5,530,593

	Shares	Value
RBC Bearings, Inc. (d)	85,056	$ 5,277,725
Rexnord Corp. (a)(d)	348,193	9,599,681
SPX Corp.	141,293	12,593,445
Standex International Corp.	46,541	3,374,223
Sun Hydraulics Corp.	87,313	3,379,013
Supreme Industries, Inc. Class A	18,292	158,957
Taylor Devices, Inc. (a)	3,820	45,649
Tecumseh Products Co. (a)	49,815	153,928
Tennant Co.	67,060	4,383,712
Terex Corp.	381,012	10,443,539
The L.S. Starrett Co. Class A	18,776	406,500
Timken Co.	266,546	11,322,874
Titan International, Inc. (d)	188,051	1,876,749
Toro Co.	193,595	13,096,702
TriMas Corp. (a)	155,535	4,659,829
Trinity Industries, Inc. (d)	534,142	17,957,854
Twin Disc, Inc.	28,396	522,202
Valmont Industries, Inc. (d)	84,114	10,484,810
Wabash National Corp. (a)(d)	244,547	3,582,614
WABCO Holdings, Inc. (a)	188,096	21,975,256
Wabtec Corp.	329,508	31,267,014
Watts Water Technologies, Inc. Class A	99,738	5,483,595
Woodward, Inc.	207,260	10,062,473
WSI Industries, Inc.	5,668	34,518
Xerium Technologies, Inc. (a)	44,737	714,003
		539,162,523
Marine - 0.1%
Baltic Trading Ltd. (d)	148,093	265,086
International Shipholding Corp.	22,466	314,524
Kirby Corp. (a)(d)	195,594	15,076,386
Matson, Inc. (d)	149,156	5,887,187
Rand Logistics, Inc. (a)(d)	41,510	137,813
		21,680,996
Professional Services - 1.3%
Acacia Research Corp. (d)	177,375	2,224,283
Advisory Board Co. (a)(d)	144,876	7,840,689
Barrett Business Services, Inc.	25,887	964,291
CBIZ, Inc. (a)(d)	163,829	1,448,248
CDI Corp.	49,390	908,776
Corp. Resources Services, Inc. (a)	34,388	5,437
Corporate Executive Board Co.	115,919	9,066,025
CRA International, Inc. (a)	30,012	903,061
CTPartners Executive Search, Inc. (a)	14,836	102,665
DLH Holdings Corp. (a)	2,300	4,922
Exponent, Inc.	47,976	4,151,363
Franklin Covey Co. (a)	43,785	783,752
FTI Consulting, Inc. (a)(d)	141,722	5,225,290
General Employment Enterprises, Inc. (a)	37,933	31,484
GP Strategies Corp. (a)	66,351	2,368,067
Heidrick & Struggles International, Inc.	50,842	1,217,157
Hill International, Inc. (a)	133,198	479,513
Hudson Global, Inc. (a)	73,448	201,248
Huron Consulting Group, Inc. (a)	79,894	5,324,935
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
ICF International, Inc. (a)(d)	69,969	$ 2,931,701
IHS, Inc. Class A (a)	235,346	27,660,215
Insperity, Inc.	79,669	4,126,854
Kelly Services, Inc. Class A (non-vtg.)	100,032	1,731,554
Kforce, Inc.	104,013	2,454,707
Korn/Ferry International (a)	172,794	5,287,496
Lightbridge Corp. (a)(d)	43,052	52,093
Luna Innovations, Inc. (a)	26,569	37,728
Manpower, Inc.	273,981	22,044,511
Marathon Patent Group, Inc. (a)(d)	29,824	218,908
Mastech Holdings, Inc. (a)	3,140	29,830
MISTRAS Group, Inc. (a)	57,199	1,078,201
Navigant Consulting, Inc. (a)	183,680	2,569,683
Odyssey Marine Exploration, Inc. (a)(d)	256,679	179,162
On Assignment, Inc. (a)	163,696	6,254,824
Paylocity Holding Corp. (d)	49,580	1,481,946
Pendrell Corp. (a)	486,872	555,034
RCM Technologies, Inc. (a)	26,829	163,120
Resources Connection, Inc.	137,971	2,444,846
RPX Corp. (a)(d)	181,657	2,648,559
Spherix, Inc. (a)(d)	91,248	83,948
Towers Watson & Co.	240,702	31,652,313
TriNet Group, Inc. (d)	92,085	3,346,369
TrueBlue, Inc. (a)	146,446	3,369,722
Verisk Analytics, Inc. (a)	512,751	36,820,649
Volt Information Sciences, Inc. (a)	6,345	79,313
VSE Corp.	14,777	1,170,486
WageWorks, Inc. (a)(d)	113,129	6,499,261
Willdan Group, Inc. (a)	21,298	301,367
		210,525,606
Road & Rail - 1.2%
AMERCO	21,496	7,025,323
ArcBest Corp. (d)	85,402	3,576,636
Avis Budget Group, Inc. (a)	367,790	22,295,430
Celadon Group, Inc.	79,105	2,076,506
Con-way, Inc.	199,281	8,802,242
Covenant Transport Group, Inc. Class A (a)	37,474	1,193,547
Genesee & Wyoming, Inc. Class A (a)	176,817	18,229,833
Heartland Express, Inc. (d)	187,295	4,714,215
Hertz Global Holdings, Inc. (a)	1,549,670	35,750,887
J.B. Hunt Transport Services, Inc. (d)	315,439	26,970,035
Knight Transportation, Inc.	212,636	7,029,746
Landstar System, Inc. (d)	150,322	10,555,611
Marten Transport Ltd. (d)	92,034	2,134,268
Old Dominion Freight Lines, Inc. (a)	236,793	18,498,269
P.A.M. Transportation Services, Inc. (a)	12,026	631,004
Patriot Transportation Holding, Inc. (a)	5,781	130,246
Providence & Worcester Railroad Co.	1,842	34,077
Quality Distribution, Inc. (a)	101,880	1,119,661

	Shares	Value
Roadrunner Transportation Systems, Inc. (a)(d)	95,057	$ 2,440,113
Saia, Inc. (a)(d)	87,509	4,028,039
Swift Transporation Co. (a)(d)	293,693	8,305,638
U.S.A. Truck, Inc. (a)	28,518	868,373
Universal Truckload Services, Inc.	31,411	802,551
Werner Enterprises, Inc. (d)	167,017	5,356,235
YRC Worldwide, Inc. (a)	89,390	1,761,877
		194,330,362
Trading Companies & Distributors - 0.8%
Aceto Corp.	93,350	1,998,624
AeroCentury Corp. (a)	740	7,452
Air Lease Corp. Class A (d)	327,434	12,521,076
Aircastle Ltd.	233,960	5,397,457
Applied Industrial Technologies, Inc.	152,841	6,695,964
Beacon Roofing Supply, Inc. (a)(d)	172,145	5,167,793
BlueLinx Corp. (a)(d)	73,361	79,230
CAI International, Inc. (a)(d)	61,359	1,489,797
DXP Enterprises, Inc. (a)(d)	43,783	2,005,261
Empire Resources, Inc.	161	725
Essex Rental Corp. (a)	27,827	20,926
GATX Corp.	159,648	9,938,088
H&E Equipment Services, Inc.	103,365	2,530,375
HD Supply Holdings, Inc. (a)	517,174	15,259,219
Houston Wire & Cable Co.	50,293	533,609
Kaman Corp.	99,263	4,119,415
Lawson Products, Inc. (a)	23,255	634,862
MRC Global, Inc. (a)	347,646	4,474,204
MSC Industrial Direct Co., Inc. Class A (d)	169,797	12,393,483
Now, Inc. (d)	364,773	7,751,426
Rush Enterprises, Inc. Class A (a)(d)	125,536	3,506,220
Stock Building Supply Holdings, Inc. (a)	50,213	779,808
TAL International Group, Inc.	117,763	4,914,250
Textainer Group Holdings Ltd.	92,215	2,974,856
Titan Machinery, Inc. (a)(d)	64,538	930,638
Transcat, Inc. (a)	4,695	44,603
Veritiv Corp. (a)(d)	27,144	1,374,844
Watsco, Inc. (d)	93,781	10,994,884
WESCO International, Inc. (a)(d)	150,116	10,422,554
Willis Lease Finance Corp. (a)	19,324	412,374
		129,374,017
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	192,573	2,890,521
TOTAL INDUSTRIALS		2,346,227,794
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.3%
ADTRAN, Inc. (d)	197,013	4,241,690
Alliance Fiber Optic Products, Inc.	49,056	804,518
Applied Optoelectronics, Inc. (a)(d)	25,005	312,062
Arista Networks, Inc. (d)	17,147	1,186,744
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Arris Group, Inc. (a)	452,341	$ 13,289,779
Aruba Networks, Inc. (a)	374,801	9,298,813
Aviat Networks, Inc. (a)	198,244	251,770
Bel Fuse, Inc. Class B (non-vtg.)	34,073	650,454
Black Box Corp.	57,867	1,272,495
Brocade Communications Systems, Inc.	1,527,232	18,922,404
CalAmp Corp. (a)(d)	118,413	2,267,609
Calix Networks, Inc. (a)	146,257	1,278,286
Ciena Corp. (a)(d)	355,779	7,442,897
Clearfield, Inc. (a)(d)	36,827	512,632
ClearOne, Inc.	17,545	179,836
CommScope Holding Co., Inc. (a)	285,692	8,999,298
Communications Systems, Inc.	9,294	103,349
Comtech Telecommunications Corp.	62,000	2,215,880
Digi International, Inc. (a)	79,767	843,935
EchoStar Holding Corp. Class A (a)	148,896	8,092,498
EMCORE Corp. (a)	83,286	450,577
Emulex Corp. (a)(d)	309,392	2,459,666
Energous Corp. (d)	21,984	221,819
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)(d)	334,521	1,187,550
Finisar Corp. (a)(d)	333,377	7,004,251
Harmonic, Inc. (a)(d)	364,484	2,846,620
Infinera Corp. (a)(d)	428,893	7,312,626
InfoSonics Corp. (a)(d)	41,938	70,456
InterDigital, Inc. (d)	140,409	7,423,424
Interphase Corp. (a)	11,825	25,187
Inventergy Global, Inc.	23,240	11,620
Ixia (a)(d)	193,434	2,201,279
JDS Uniphase Corp. (a)	807,783	11,123,172
KVH Industries, Inc. (a)(d)	40,349	517,678
Lantronix, Inc. (a)	2,994	5,299
Meru Networks, Inc. (a)(d)	52,324	138,659
MRV Communications, Inc. (a)	1,837	18,260
NETGEAR, Inc. (a)(d)	134,826	4,346,790
Novatel Wireless, Inc. (a)	106,918	562,389
NumereX Corp. Class A (a)(d)	42,907	485,278
Oclaro, Inc. (a)(d)	344,328	602,574
Optical Cable Corp.	11,466	56,871
Palo Alto Networks, Inc. (a)(d)	230,463	32,776,448
Parkervision, Inc. (a)(d)	336,237	319,459
PC-Tel, Inc.	57,568	466,301
Plantronics, Inc.	151,062	7,619,567
Polycom, Inc. (a)	484,718	6,698,803
Procera Networks, Inc. (a)(d)	67,503	626,428
Relm Wireless Corp. (a)	28,926	179,630
Resonant, Inc. (d)	9,244	96,138
Riverbed Technology, Inc. (a)	536,092	11,225,766
Ruckus Wireless, Inc. (a)(d)	183,342	2,321,110
ShoreTel, Inc. (a)	214,620	1,598,919
Sonus Networks, Inc. (a)	192,177	3,278,540

	Shares	Value
Technical Communications Corp. (a)	2,835	$ 12,020
Tessco Technologies, Inc.	22,372	500,014
Ubiquiti Networks, Inc. (d)	88,761	2,808,398
ViaSat, Inc. (a)(d)	151,458	9,896,266
Westell Technologies, Inc. Class A (a)	150,024	214,534
xG Technology, Inc. (a)	51,074	22,983
Zhone Technologies, Inc. (a)(d)	84,494	118,714
		212,019,032
Electronic Equipment & Components - 2.3%
Acorn Energy, Inc. (a)(d)	65,930	41,536
ADDvantage Technologies Group, Inc. (a)	11,928	28,627
Advanced Photonix, Inc. Class A (a)	41,087	16,846
Agilysys, Inc. (a)	51,105	505,428
Anixter International, Inc. (a)	96,148	7,585,116
Applied DNA Sciences, Inc. (a)(d)	39,001	151,714
Arrow Electronics, Inc. (a)	338,227	20,956,545
Avnet, Inc.	475,223	21,769,966
AVX Corp.	188,324	2,683,617
Badger Meter, Inc.	51,607	3,013,849
Belden, Inc.	150,875	13,394,683
Benchmark Electronics, Inc. (a)	187,285	4,393,706
CDW Corp.	412,615	15,526,702
Checkpoint Systems, Inc. (a)	146,940	1,983,690
Chyronhego Corp. (a)(d)	81,146	228,832
ClearSign Combustion Corp. (a)(d)	26,018	174,581
Cognex Corp. (a)	299,154	13,369,192
Coherent, Inc. (a)	85,373	5,484,362
Control4 Corp. (a)(d)	59,903	777,541
CTS Corp.	113,780	1,986,599
CUI Global, Inc. (a)(d)	68,064	387,965
Daktronics, Inc.	137,251	1,404,078
Digital Ally, Inc. (a)(d)	9,073	116,951
Dolby Laboratories, Inc. Class A	165,614	6,702,399
DTS, Inc. (a)	59,499	1,753,436
Dynasil Corp. of America (a)(d)	9,408	14,018
Echelon Corp. (a)	108,441	122,538
Electro Rent Corp.	50,058	646,749
Electro Scientific Industries, Inc. (d)	91,776	634,172
eMagin Corp. (a)(d)	60,537	199,772
Fabrinet (a)(d)	101,982	1,830,577
FARO Technologies, Inc. (a)(d)	58,086	3,483,417
FEI Co.	143,797	11,358,525
Frequency Electronics, Inc. (a)	13,041	159,622
Giga-Tronics, Inc. (a)	16,884	29,547
GSI Group, Inc. (a)	86,732	1,140,526
I. D. Systems Inc. (a)	39,946	257,652
Identiv, Inc. (a)	40,037	387,158
IEC Electronics Corp. (a)	18,101	77,834
II-VI, Inc. (a)(d)	198,435	3,470,628
Image Sensing Systems, Inc. (a)(d)	2,863	7,329
Ingram Micro, Inc. Class A (a)	529,517	13,084,365
Insight Enterprises, Inc. (a)	143,877	3,783,965
Intellicheck Mobilisa, Inc. (a)(d)	10,716	16,931
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
IntriCon Corp. (a)	8,644	$ 64,052
InvenSense, Inc. (a)(d)	255,226	4,254,617
IPG Photonics Corp. (a)(d)	121,293	11,631,999
Iteris, Inc. (a)	62,428	109,873
Itron, Inc. (a)(d)	140,706	5,132,955
Jabil Circuit, Inc.	687,100	15,095,587
KEMET Corp. (a)	140,529	642,218
KEY Tronic Corp. (a)	23,864	245,561
Keysight Technologies, Inc. (a)	574,811	21,578,405
Kimball Electronics, Inc. (a)	85,187	1,066,541
Knowles Corp. (a)(d)	293,201	5,614,799
LGL Group, Inc. (a)	3,009	11,976
LightPath Technologies, Inc. Class A (a)	21,115	20,270
Littelfuse, Inc.	79,122	7,937,519
LoJack Corp. (a)(d)	53,454	152,344
LRAD Corp. (a)	77,211	204,609
Maxwell Technologies, Inc. (a)(d)	97,463	734,871
Mercury Systems, Inc. (a)	112,485	1,914,495
Mesa Laboratories, Inc.	9,752	720,380
Methode Electronics, Inc. Class A	129,771	5,046,794
MicroVision, Inc. (a)(d)	165,273	361,948
MOCON, Inc.	7,499	119,984
MTS Systems Corp.	54,921	3,979,026
Multi-Fineline Electronix, Inc. (a)	26,557	494,757
Napco Security Technolgies, Inc. (a)	24,581	136,425
National Instruments Corp.	346,565	10,792,034
Neonode, Inc. (a)(d)	105,122	322,725
NetList, Inc. (a)(d)	140,493	189,666
Newport Corp. (a)	137,508	2,744,660
OSI Systems, Inc. (a)	68,107	4,935,714
Par Technology Corp. (a)	27,309	134,087
Park Electrochemical Corp.	73,421	1,593,970
PC Connection, Inc. (d)	56,459	1,446,480
PC Mall, Inc. (a)	21,739	208,912
Perceptron, Inc.	29,613	340,550
Planar Systems, Inc. (a)(d)	66,013	405,980
Plexus Corp. (a)	118,117	4,754,209
RadiSys Corp. (a)	102,374	240,579
RealD, Inc. (a)	152,655	1,993,674
Research Frontiers, Inc. (a)(d)	65,008	352,343
RF Industries Ltd.	13,982	59,703
Richardson Electronics Ltd.	36,856	336,864
Rofin-Sinar Technologies, Inc. (a)(d)	102,650	2,460,521
Rogers Corp. (a)	64,795	5,072,153
Sanmina Corp. (a)	283,697	6,439,922
ScanSource, Inc. (a)(d)	97,450	3,543,282
Sigmatron International, Inc. (a)	11,463	76,229
Speed Commerce, Inc. (a)(d)	152,616	112,951
Superconductor Technologies, Inc. (a)	18,678	37,356
SYNNEX Corp. (d)	95,762	7,301,853
Tech Data Corp. (a)(d)	131,415	7,819,193

	Shares	Value
Trimble Navigation Ltd. (a)(d)	894,826	$ 23,390,752
TTM Technologies, Inc. (a)(d)	184,245	1,623,198
Uni-Pixel, Inc. (a)(d)	35,725	244,002
Universal Display Corp. (a)(d)	143,935	4,949,925
Viasystems Group, Inc. (a)	15,355	268,866
Vishay Intertechnology, Inc.	451,917	6,435,298
Vishay Precision Group, Inc. (a)(d)	39,013	579,343
Wayside Technology Group, Inc.	13,442	228,514
Wireless Telecom Group, Inc. (a)	35,461	108,156
Zebra Technologies Corp. Class A (a)(d)	174,330	15,872,747
		369,831,702
Internet Software & Services - 3.0%
Actua Corp. (a)(d)	141,040	2,363,830
Aerohive Networks, Inc. (d)	38,468	182,723
Amber Road, Inc. (a)(d)	30,228	256,333
Angie's List, Inc. (a)(d)	147,217	992,243
AOL, Inc. (a)	272,585	11,050,596
ARI Network Services, Inc. (a)	34,382	124,807
Autobytel, Inc. (a)	31,669	408,213
Bankrate, Inc. (a)(d)	200,421	2,557,372
Bazaarvoice, Inc. (a)(d)	204,667	1,893,170
Benefitfocus, Inc. (a)(d)	27,228	886,544
Blucora, Inc. (a)(d)	144,414	2,140,215
Borderfree, Inc. (a)	22,635	174,516
Bridgeline Digital, Inc. (a)	24,241	11,636
Brightcove, Inc. (a)	107,170	836,998
BroadVision, Inc. (a)(d)	7,417	45,244
Carbonite, Inc. (a)	60,557	912,594
Care.com, Inc. (a)(d)	18,447	147,392
ChannelAdvisor Corp. (a)(d)	79,363	784,900
comScore, Inc. (a)	120,662	6,224,953
Constant Contact, Inc. (a)(d)	108,170	4,470,666
Cornerstone OnDemand, Inc. (a)(d)	165,220	5,281,257
CoStar Group, Inc. (a)(d)	111,822	22,270,470
Coupons.com, Inc. (a)(d)	39,936	389,376
Cvent, Inc. (a)(d)	65,569	1,898,223
DealerTrack Holdings, Inc. (a)(d)	155,331	6,177,514
Demand Media, Inc. (a)	34,488	170,026
Demandware, Inc. (a)(d)	109,379	6,911,659
Dice Holdings, Inc. (a)(d)	145,947	1,278,496
E2open, Inc. (a)(d)	74,837	641,353
EarthLink Holdings Corp. (d)	353,573	1,509,757
eGain Communications Corp. (a)(d)	38,816	135,080
Endurance International Group Holdings, Inc. (a)(d)	152,266	2,835,193
Envestnet, Inc. (a)	117,806	6,347,387
Equinix, Inc.	187,994	42,143,555
Everyday Health, Inc.	26,157	374,045
Five9, Inc. (d)	34,649	135,131
GlowPoint, Inc. (a)	51,449	52,478
Gogo, Inc. (a)(d)	179,207	3,222,142
GrubHub, Inc. (d)	59,605	2,504,006
HomeAway, Inc. (a)(d)	300,401	9,310,929
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
IAC/InterActiveCorp	264,868	$ 17,857,401
Internap Network Services Corp. (a)(d)	201,642	1,919,632
Internet Patents Corp. (a)	283	724
IntraLinks Holdings, Inc. (a)	131,309	1,361,674
Inuvo, Inc. (a)	97,208	138,035
iPass, Inc. (a)	313,015	297,364
j2 Global, Inc.	154,754	10,407,207
Limelight Networks, Inc. (a)	185,560	619,770
LinkedIn Corp. (a)	365,425	97,641,560
Liquidity Services, Inc. (a)(d)	90,620	895,326
LiveDeal, Inc. (a)(d)	32,301	95,288
LivePerson, Inc. (a)	177,068	2,042,479
Local Corp. (a)(d)	111,866	75,733
LogMeIn, Inc. (a)(d)	81,194	4,278,924
LookSmart Ltd. (a)	19,066	13,051
Marchex, Inc. Class B	112,959	466,521
Marin Software, Inc. (a)(d)	49,781	327,559
Marketo, Inc. (a)(d)	99,681	2,786,084
MeetMe, Inc. (a)(d)	143,707	278,792
Millennial Media, Inc. (a)(d)	185,407	292,943
Monster Worldwide, Inc. (a)(d)	344,947	2,318,044
Net Element International, Inc. (a)(d)	9,424	11,309
NIC, Inc.	213,189	3,730,808
Onvia.com, Inc. (a)	2,326	10,839
Opower, Inc. (d)	21,652	325,213
Pandora Media, Inc. (a)(d)	628,826	9,306,625
Perficient, Inc. (a)(d)	119,685	2,379,338
Q2 Holdings, Inc. (a)(d)	27,222	539,268
QuinStreet, Inc. (a)	112,550	755,211
Rackspace Hosting, Inc. (a)(d)	409,563	20,342,994
RealNetworks, Inc. (a)	72,712	516,982
Reis, Inc.	24,664	597,115
RetailMeNot, Inc. (a)(d)	140,066	2,441,350
Rightside Group Ltd. (a)(d)	34,488	243,485
Rocket Fuel, Inc. (a)(d)	64,556	630,712
SciQuest, Inc. (a)(d)	91,881	1,599,648
Selectica, Inc. (a)	17,570	90,837
Shutterstock, Inc. (a)(d)	52,858	2,989,120
Spark Networks, Inc. (a)(d)	80,921	290,506
SPS Commerce, Inc. (a)(d)	57,155	3,926,549
Stamps.com, Inc. (a)	52,541	2,945,448
Support.com, Inc. (a)	167,715	286,793
Synacor, Inc. (a)(d)	64,568	143,341
TechTarget, Inc. (a)(d)	54,121	657,029
Textura Corp. (a)(d)	60,822	1,715,789
TheStreet.com, Inc.	85,257	171,367
Travelzoo, Inc. (a)	32,602	328,628
Tremor Video, Inc. (a)(d)	117,265	284,954
TrueCar, Inc. (d)	50,792	1,010,761
Twitter, Inc. (a)	1,780,864	85,623,941
United Online, Inc. (a)	46,921	768,097

	Shares	Value
Unwired Planet, Inc. (a)(d)	324,432	$ 249,813
Viggle, Inc. (a)(d)	18,980	31,981
Web.com Group, Inc. (a)(d)	177,878	3,175,122
WebMD Health Corp. (a)(d)	131,756	5,803,852
XO Group, Inc. (a)	84,893	1,317,539
Xoom Corp. (a)(d)	105,025	1,790,676
Yelp, Inc. (a)(d)	210,318	10,095,264
YuMe, Inc. (a)(d)	45,553	254,186
Zillow Group, Inc. (a)(d)	146,180	16,774,155
Zix Corp. (a)(d)	180,557	722,228
		479,046,006
IT Services - 2.5%
Acxiom Corp. (a)	264,431	5,288,620
Amdocs Ltd.	551,438	28,950,495
Blackhawk Network Holdings, Inc. (a)(d)	55,728	2,064,165
Blackhawk Network Holdings, Inc. (a)	115,000	4,218,200
Booz Allen Hamilton Holding Corp. Class A	340,723	10,139,916
Broadridge Financial Solutions, Inc.	409,739	21,810,407
CACI International, Inc. Class A (a)	81,418	7,106,977
Cardtronics, Inc. (a)(d)	151,336	5,537,384
Cartesian, Inc. (a)(d)	2,929	11,365
Cass Information Systems, Inc.	30,537	1,532,957
Ciber, Inc. (a)	226,365	887,351
Computer Task Group, Inc.	44,089	336,399
Convergys Corp. (d)	345,643	7,725,121
CoreLogic, Inc. (a)(d)	310,531	10,353,104
CSG Systems International, Inc.	120,782	3,612,590
CSP, Inc.	3,555	26,414
Datalink Corp. (a)	72,718	826,076
DST Systems, Inc.	112,918	12,002,054
Edgewater Technology, Inc. (a)	28,583	202,939
EPAM Systems, Inc. (a)	84,110	5,187,905
Euronet Worldwide, Inc. (a)(d)	169,619	9,583,474
EVERTEC, Inc.	239,314	4,989,697
ExlService Holdings, Inc. (a)	105,564	3,684,184
FleetCor Technologies, Inc. (a)	261,857	40,176,720
Forrester Research, Inc.	46,079	1,733,492
Gartner, Inc. Class A (a)	312,154	25,943,119
Genpact Ltd. (a)	536,271	11,915,942
Global Cash Access Holdings, Inc. (a)	233,817	1,662,439
Global Payments, Inc.	238,223	21,883,165
Hackett Group, Inc.	102,623	904,109
Heartland Payment Systems, Inc.	125,346	6,145,714
Higher One Holdings, Inc. (a)	118,697	391,700
iGATE Corp. (a)(d)	122,084	5,225,195
Information Services Group, Inc.	84,828	331,677
Innodata, Inc. (a)	58,124	155,191
InterCloud Systems, Inc. (a)(d)	34,989	82,224
Jack Henry & Associates, Inc.	277,067	18,147,889
Leidos Holdings, Inc.	214,994	9,679,030
Lionbridge Technologies, Inc. (a)(d)	195,313	1,099,612
ManTech International Corp. Class A	86,321	2,857,225
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mattersight Corp. (a)(d)	37,173	$ 265,787
Maximus, Inc. (d)	234,148	13,868,586
ModusLink Global Solutions, Inc. (a)(d)	116,317	435,026
MoneyGram International, Inc. (a)(d)	110,529	938,944
NCI, Inc. Class A	29,120	350,314
Neustar, Inc. Class A (a)(d)	199,537	5,291,721
PFSweb, Inc. (a)	60,946	681,986
Planet Payment, Inc. (a)	147,113	244,208
PRG-Schultz International, Inc. (a)	96,195	481,937
Sabre Corp.	248,567	5,408,818
Science Applications International Corp.	150,289	8,217,803
ServiceSource International, Inc. (a)(d)	230,103	855,983
StarTek, Inc. (a)	22,269	169,244
Sykes Enterprises, Inc. (a)	140,929	3,276,599
Syntel, Inc. (a)	113,836	5,623,498
Sysorex Global Holdings Corp. (a)	4,486	6,101
Teletech Holdings, Inc.	76,566	1,860,554
Unisys Corp. (a)(d)	174,113	3,941,918
Vantiv, Inc. (a)	515,510	19,068,715
VeriFone Systems, Inc. (a)(d)	390,797	13,752,146
Virtusa Corp. (a)	90,504	3,562,237
WEX, Inc. (a)(d)	133,449	14,277,709
WidePoint Corp. (a)(d)	237,346	398,741
WPCS International, Inc. (a)(d)	41,018	10,255
		397,401,067
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (a)(d)	130,785	3,481,497
Advanced Micro Devices, Inc. (a)(d)	2,216,181	6,892,323
AEHR Test Systems (a)	9,000	23,580
Alpha & Omega Semiconductor Ltd. (a)	39,262	348,254
Amkor Technology, Inc. (a)	428,103	4,165,442
Amtech Systems, Inc. (a)(d)	34,490	373,182
ANADIGICS, Inc. (a)(d)	289,349	344,325
Applied Micro Circuits Corp. (a)(d)	286,881	1,560,633
Ascent Solar Technologies, Inc. (a)(d)	11,267	15,886
Atmel Corp.	1,449,962	12,092,683
ATRM Holdings, Inc. (a)	674	2,292
Audience, Inc. (a)(d)	40,197	196,161
Axcelis Technologies, Inc. (a)	371,140	1,039,192
AXT, Inc. (a)	115,481	316,418
Brooks Automation, Inc.	238,400	2,860,800
Cabot Microelectronics Corp. (a)	85,185	4,413,435
Cascade Microtech, Inc. (a)	33,619	453,857
Cavium, Inc. (a)(d)	183,763	12,585,928
Ceva, Inc. (a)(d)	77,932	1,551,626
Cirrus Logic, Inc. (a)(d)	219,621	6,612,788
Cohu, Inc.	75,317	820,202
Cree, Inc. (a)(d)	413,300	16,226,158
CVD Equipment Corp. (a)(d)	12,898	184,441
CyberOptics Corp. (a)	16,917	153,945
Cypress Semiconductor Corp. (d)	501,821	7,401,860

	Shares	Value
Diodes, Inc. (a)	129,242	$ 3,682,105
DSP Group, Inc. (a)	71,160	803,396
Entegris, Inc. (a)	491,313	6,588,507
Entropic Communications, Inc. (a)	344,149	1,015,240
Exar Corp. (a)(d)	162,732	1,744,487
Fairchild Semiconductor International, Inc. (a)(d)	400,959	6,992,725
FormFactor, Inc. (a)	196,386	1,928,511
Freescale Semiconductor, Inc. (a)(d)	347,301	12,541,039
GigOptix, Inc. (a)	74,425	98,985
GSI Technology, Inc. (a)(d)	51,850	295,545
Ikanos Communications, Inc. (a)	33,254	110,071
Inphi Corp. (a)	84,878	1,582,126
Integrated Device Technology, Inc. (a)	508,570	10,496,885
Integrated Silicon Solution, Inc.	105,487	1,734,206
Intermolecular, Inc. (a)	45,789	81,962
Intersil Corp. Class A	460,637	7,181,331
Intest Corp. (a)	34,005	140,781
IXYS Corp.	82,833	991,511
Kopin Corp. (a)	205,895	891,525
Kulicke & Soffa Industries, Inc. (a)	273,216	4,371,456
Lattice Semiconductor Corp. (a)	418,047	2,809,276
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	67,118	2,263,219
Marvell Technology Group Ltd.	1,481,029	23,874,187
Mattson Technology, Inc. (a)	251,767	1,203,446
Maxim Integrated Products, Inc.	972,768	33,458,355
MaxLinear, Inc. Class A (a)	93,581	776,722
Micrel, Inc.	167,598	2,502,238
Microsemi Corp. (a)	339,818	10,955,732
MKS Instruments, Inc.	192,190	6,795,838
Monolithic Power Systems, Inc.	122,120	6,439,388
MoSys, Inc. (a)(d)	153,267	275,881
Nanometrics, Inc. (a)(d)	80,054	1,431,366
NeoPhotonics Corp. (a)	69,250	254,840
NVE Corp.	16,977	1,081,774
Omnivision Technologies, Inc. (a)	197,966	5,307,468
ON Semiconductor Corp. (a)	1,504,108	19,177,377
PDF Solutions, Inc. (a)	89,099	1,616,256
Pericom Semiconductor Corp.	65,839	1,027,088
Photronics, Inc. (a)(d)	229,755	1,909,264
Pixelworks, Inc. (a)(d)	90,594	478,336
PMC-Sierra, Inc. (a)	712,587	6,769,577
Power Integrations, Inc.	104,568	5,736,600
Qorvo, Inc. (a)	504,097	34,984,332
QuickLogic Corp. (a)(d)	185,965	355,193
Rambus, Inc. (a)(d)	409,978	4,919,736
Rubicon Technology, Inc. (a)(d)	73,071	318,590
Rudolph Technologies, Inc. (a)(d)	116,508	1,436,544
Semtech Corp. (a)	241,502	6,986,653
Sigma Designs, Inc. (a)	116,868	861,317
Silicon Image, Inc. (a)	264,591	1,928,868
Silicon Laboratories, Inc. (a)(d)	137,231	6,949,378
Skyworks Solutions, Inc.	656,732	57,628,233
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Spansion, Inc. Class A (a)	212,987	$ 7,684,571
STR Holdings, Inc. (a)	39,464	63,537
SunEdison Semiconductor Ltd.	79,877	1,921,841
SunEdison, Inc. (a)(d)	867,417	19,204,612
SunPower Corp. (a)(d)	174,056	5,684,669
Synaptics, Inc. (a)(d)	126,389	10,863,135
Teradyne, Inc.	743,603	14,366,410
Tessera Technologies, Inc.	159,754	6,399,745
Ultra Clean Holdings, Inc. (a)	95,950	792,547
Ultratech, Inc. (a)(d)	102,668	1,852,131
Veeco Instruments, Inc. (a)(d)	140,261	4,276,558
Vitesse Semiconductor Corp. (a)	232,204	956,680
Xcerra Corp. (a)(d)	178,150	1,617,602
		475,586,412
Software - 4.2%
A10 Networks, Inc. (a)(d)	42,342	183,341
ACI Worldwide, Inc. (a)(d)	403,326	8,006,021
Activision Blizzard, Inc.	1,714,681	39,986,361
Advent Software, Inc.	155,242	6,857,039
American Software, Inc. Class A	75,568	728,476
ANSYS, Inc. (a)	322,117	27,692,398
Aspen Technology, Inc. (a)	323,368	12,483,622
Asure Software, Inc. (a)	1,517	9,026
Aware, Inc.	24,496	110,722
Barracuda Networks, Inc. (a)(d)	35,288	1,344,120
Blackbaud, Inc.	162,070	7,357,978
Bottomline Technologies, Inc. (a)(d)	135,449	3,586,690
BroadSoft, Inc. (a)	104,700	3,293,862
BSQUARE Corp. (a)	35,898	174,823
Cadence Design Systems, Inc. (a)(d)	1,003,010	18,410,249
Callidus Software, Inc. (a)(d)	164,047	2,344,232
CDK Global, Inc.	562,177	26,326,749
CommVault Systems, Inc. (a)(d)	154,631	7,464,038
Comverse, Inc. (a)	80,352	1,441,515
Cover-All Technologies, Inc. (a)	2,815	2,984
Covisint Corp. (a)(d)	156,273	390,683
Cyan, Inc. (a)(d)	59,245	223,354
Datawatch Corp. (a)(d)	28,143	187,151
Digimarc Corp. (d)	28,543	756,960
Digital Turbine, Inc. (a)(d)	99,644	359,715
Document Security Systems, Inc. (a)(d)	81,780	35,165
Ebix, Inc. (d)	116,379	3,058,440
Ellie Mae, Inc. (a)(d)	91,211	4,820,501
EnerNOC, Inc. (a)(d)	96,330	1,299,492
Envivio, Inc. (a)(d)	47,792	69,298
EPIQ Systems, Inc.	109,472	1,926,707
ePlus, Inc. (a)(d)	19,447	1,617,407
Evolving Systems, Inc.	27,515	238,830
FactSet Research Systems, Inc.	137,942	21,456,878
Fair Isaac Corp.	116,297	9,899,201
FalconStor Software, Inc. (a)	102,011	164,238

	Shares	Value
Finjan Holdings, Inc. (a)	4,952	$ 12,430
FireEye, Inc. (a)(d)	106,675	4,722,502
Fortinet, Inc. (a)	464,288	15,604,720
Gigamon, Inc. (a)(d)	71,508	1,434,450
Globalscape, Inc.	29,423	94,448
Glu Mobile, Inc. (a)(d)	356,904	1,795,227
GSE Systems, Inc. (a)	33,148	50,385
Guidance Software, Inc. (a)(d)	62,114	364,609
Guidewire Software, Inc. (a)(d)	235,954	13,133,200
HubSpot, Inc.	15,781	648,441
Imperva, Inc. (a)(d)	76,854	3,542,969
Infoblox, Inc. (a)	168,932	3,927,669
Informatica Corp. (a)(d)	373,794	16,052,583
Interactive Intelligence Group, Inc. (a)(d)	56,938	2,416,449
Jive Software, Inc. (a)	129,531	655,427
Liquid Holdings Group, Inc. (a)(d)	243,316	69,394
Majesco Entertainment Co. (a)(d)	24,161	28,752
Manhattan Associates, Inc. (a)	268,237	13,371,614
Mavenir Systems, Inc. (a)(d)	46,621	679,268
Mentor Graphics Corp.	349,207	8,192,396
MicroStrategy, Inc. Class A (a)	32,680	5,828,151
Mitek Systems, Inc. (a)(d)	93,592	299,494
MobileIron, Inc.	35,991	321,400
Model N, Inc. (a)	44,240	547,249
Monotype Imaging Holdings, Inc.	133,751	4,281,370
NetScout Systems, Inc. (a)(d)	132,159	5,328,651
NetSol Technologies, Inc. (a)(d)	37,185	223,110
NetSuite, Inc. (a)(d)	122,077	11,770,664
Nuance Communications, Inc. (a)	918,690	13,137,267
NXT-ID, Inc. (a)(d)	21,173	53,779
Parametric Technology Corp. (a)	420,097	14,558,462
Park City Group, Inc. (a)(d)	42,072	535,156
Paycom Software, Inc. (d)	38,851	1,238,570
Pegasystems, Inc.	121,810	2,410,620
Progress Software Corp. (a)	184,237	5,037,040
Proofpoint, Inc. (a)(d)	117,184	6,637,302
PROS Holdings, Inc. (a)(d)	84,746	2,073,735
QAD, Inc.:
Class A	27,311	587,187
Class B	24,367	468,577
Qlik Technologies, Inc. (a)	302,164	9,802,200
Qualys, Inc. (a)(d)	68,809	3,167,278
Rally Software Development Corp. (a)(d)	61,527	732,171
RealPage, Inc. (a)(d)	178,593	3,612,936
Rosetta Stone, Inc. (a)	57,425	591,478
Rovi Corp. (a)	338,708	8,427,055
SeaChange International, Inc. (a)(d)	113,388	856,079
ServiceNow, Inc. (a)(d)	457,043	34,854,099
Silver Spring Networks, Inc. (a)(d)	97,343	957,855
Smith Micro Software, Inc. (a)(d)	132,928	198,063
SolarWinds, Inc. (a)	226,634	11,497,143
Solera Holdings, Inc.	239,379	13,342,985
Sonic Foundry, Inc. (a)	2,194	17,815
Splunk, Inc. (a)	413,085	27,779,966
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SS&C Technologies Holdings, Inc.	230,858	$ 14,008,463
Synchronoss Technologies, Inc. (a)(d)	122,154	5,406,536
Synopsys, Inc. (a)	534,016	24,783,683
Tableau Software, Inc. (a)(d)	137,060	12,885,011
Take-Two Interactive Software, Inc. (a)(d)	285,037	7,550,630
Tangoe, Inc. (a)(d)	124,007	1,538,927
TeleCommunication Systems, Inc. Class A (a)	140,898	450,874
TeleNav, Inc. (a)	90,988	775,218
The Rubicon Project, Inc.	23,835	448,813
TiVo, Inc. (a)	405,366	4,531,992
Tubemogul, Inc. (a)(d)	24,294	335,743
Tyler Technologies, Inc. (a)(d)	112,937	13,481,290
Ultimate Software Group, Inc. (a)(d)	95,911	15,791,267
Upland Software, Inc.	10,114	71,304
Varonis Systems, Inc. (d)	17,994	555,835
Vasco Data Security International, Inc. (a)(d)	100,102	2,564,613
Verint Systems, Inc. (a)(d)	203,336	12,378,079
VirnetX Holding Corp. (a)(d)	146,692	1,107,525
VMware, Inc. Class A (a)(d)	295,905	25,172,638
Voltari Corp. (a)(d)	19,368	14,235
Vringo, Inc. (a)(d)	250,377	174,688
Wave Systems Corp. Class A (a)(d)	184,623	155,083
Workday, Inc. Class A (a)(d)	325,116	27,797,418
Yodlee, inc. (d)	25,540	329,211
Zendesk, Inc. (d)	42,459	1,049,586
Zynga, Inc. (a)	2,368,872	5,448,406
		671,087,174
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(d)	358,979	10,938,090
Concurrent Computer Corp.	30,661	188,259
Cray, Inc. (a)(d)	140,464	4,195,660
Crossroads Systems, Inc. (a)(d)	24,612	63,745
Dataram Corp. (a)	3,942	9,382
Diebold, Inc. (d)	221,486	7,907,050
Dot Hill Systems Corp. (a)	200,685	814,781
Electronics for Imaging, Inc. (a)(d)	167,959	6,819,135
Hutchinson Technology, Inc. (a)(d)	106,906	370,964
Imation Corp. (a)	104,323	426,681
Immersion Corp. (a)(d)	100,218	833,814
Intevac, Inc. (a)(d)	76,850	527,191
Lexmark International, Inc. Class A	210,080	8,962,013
NCR Corp. (a)	583,818	17,170,087
Nimble Storage, Inc. (a)(d)	84,423	2,132,525
QLogic Corp. (a)	297,783	4,469,723
Quantum Corp. (a)(d)	964,773	1,572,580
Qumu Corp. (a)	32,359	485,709
Silicon Graphics International Corp. (a)(d)	125,239	1,155,956
Super Micro Computer, Inc. (a)(d)	132,262	5,314,287

	Shares	Value
Transact Technologies, Inc.	28,331	$ 184,718
U.S.A. Technologies, Inc. (a)(d)	79,221	186,565
Violin Memory, Inc. (a)(d)	257,956	1,013,767
Xplore Technologies Corp. (a)	7,253	50,989
		75,793,671
TOTAL INFORMATION TECHNOLOGY		2,680,765,064
MATERIALS - 4.9%
Chemicals - 2.4%
A. Schulman, Inc.	107,253	4,566,833
Albemarle Corp. U.S.	385,131	21,786,861
American Vanguard Corp. (d)	87,623	987,511
Ashland, Inc.	216,887	27,679,119
Axalta Coating Systems	169,998	4,827,943
Axiall Corp.	244,200	11,308,902
Balchem Corp.	107,797	6,351,399
BioAmber, Inc. (a)(d)	46,328	429,924
Cabot Corp.	216,327	9,760,674
Calgon Carbon Corp.	186,696	3,851,538
Celanese Corp. Class A	526,997	30,096,799
Chase Corp.	20,356	876,733
Chemtura Corp. (a)(d)	290,597	7,628,171
Codexis, Inc. (a)	72,690	256,596
Core Molding Technologies, Inc. (a)	15,884	223,980
Cytec Industries, Inc.	248,672	13,062,740
Ferro Corp. (a)	311,101	3,966,538
Flotek Industries, Inc. (a)(d)	167,205	2,855,861
ForceField Energy, Inc. (a)(d)	5,366	39,977
FutureFuel Corp.	76,784	944,443
H.B. Fuller Co.	179,571	8,026,824
Hawkins, Inc.	28,158	1,097,880
Huntsman Corp.	690,587	15,510,584
Innophos Holdings, Inc.	81,329	4,564,997
Innospec, Inc.	88,733	3,919,337
Intrepid Potash, Inc. (a)(d)	203,227	2,869,565
KMG Chemicals, Inc.	26,207	567,906
Koppers Holdings, Inc. (d)	72,430	1,167,572
Kraton Performance Polymers, Inc. (a)	113,645	2,293,356
Kronos Worldwide, Inc.	80,119	982,259
LSB Industries, Inc. (a)(d)	68,793	2,585,241
Marrone Bio Innovations, Inc. (a)(d)	53,732	188,062
Metabolix, Inc. (a)(d)	85,270	55,426
Minerals Technologies, Inc.	116,841	8,556,266
NewMarket Corp. (d)	39,085	18,412,944
Northern Technologies International Corp. (a)	2,051	41,738
Olin Corp. (d)	275,464	7,724,011
OM Group, Inc.	118,087	3,399,725
OMNOVA Solutions, Inc. (a)	157,344	1,254,032
Penford Corp. (a)	40,506	762,728
Platform Specialty Products Corp. (a)	414,986	10,698,339
PolyOne Corp.	321,961	12,794,730
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Quaker Chemical Corp. (d)	46,989	$ 3,814,567
Rayonier Advanced Materials, Inc. (d)	151,079	2,804,026
Rentech, Inc. (a)(d)	810,143	1,109,896
RPM International, Inc.	459,452	23,225,299
Senomyx, Inc. (a)(d)	155,631	827,957
Sensient Technologies Corp.	178,805	11,373,786
Stepan Co.	71,974	2,956,692
The Scotts Miracle-Gro Co. Class A	154,797	10,140,751
TOR Minerals International, Inc. (a)	3,831	27,392
Trecora Resources (a)	54,006	779,307
Tredegar Corp.	86,617	1,780,846
Trinseo SA (d)	30,878	560,127
Tronox Ltd. Class A (d)	212,649	4,601,724
Valhi, Inc. (d)	64,947	406,568
Valspar Corp.	265,747	23,026,978
W.R. Grace & Co. (a)	251,490	24,935,234
Westlake Chemical Corp.	139,615	9,320,697
Zep, Inc.	75,098	1,248,880
		381,916,791
Construction Materials - 0.1%
Eagle Materials, Inc.	169,557	13,310,225
Headwaters, Inc. (a)(d)	262,531	4,310,759
Tecnoglass, Inc. (a)	9,010	88,478
U.S. Concrete, Inc. (a)(d)	46,070	1,405,135
United States Lime & Minerals, Inc.	7,538	508,815
		19,623,412
Containers & Packaging - 1.1%
AEP Industries, Inc. (a)	13,400	678,844
Aptargroup, Inc. (d)	229,798	15,136,794
Bemis Co., Inc.	337,074	16,449,211
Berry Plastics Group, Inc. (a)	404,456	13,876,885
Crown Holdings, Inc. (a)	476,840	25,272,520
Graphic Packaging Holding Co.	1,130,623	17,061,101
Greif, Inc. Class A	121,276	5,336,144
Myers Industries, Inc. (d)	100,702	2,003,970
Packaging Corp. of America	337,364	27,953,981
Rock-Tenn Co. Class A	484,255	33,239,263
Silgan Holdings, Inc.	145,514	8,353,959
Sonoco Products Co.	352,169	16,492,074
UFP Technologies, Inc. (a)	15,846	366,993
		182,221,739
Metals & Mining - 0.9%
A.M. Castle & Co. (a)(d)	55,605	179,048
AK Steel Holding Corp. (a)(d)	623,638	2,756,480
Allied Nevada Gold Corp. (a)(d)	397,554	397,554
Ampco-Pittsburgh Corp.	25,813	483,994
Carpenter Technology Corp. (d)	186,998	7,921,235
Century Aluminum Co. (a)	175,529	3,329,785

	Shares	Value
Cliffs Natural Resources, Inc. (d)	527,081	$ 3,605,234
Coeur d'Alene Mines Corp. (a)(d)	375,156	2,190,911
Commercial Metals Co.	395,497	5,952,230
Compass Minerals International, Inc.	115,526	10,474,742
Comstock Mining, Inc. (a)(d)	223,980	181,424
Friedman Industries	19,700	127,656
General Moly, Inc. (a)(d)	202,841	89,250
Globe Specialty Metals, Inc.	235,437	3,920,026
Gold Resource Corp. (d)	165,826	573,758
Golden Minerals Co. (a)(d)	115,781	57,925
Handy & Harman Ltd. (a)(d)	25,445	1,066,909
Haynes International, Inc.	45,865	1,852,029
Hecla Mining Co.	1,257,118	4,173,632
Horsehead Holding Corp. (a)(d)	193,588	2,485,670
Kaiser Aluminum Corp. (d)	59,412	4,488,577
Materion Corp. (d)	74,115	2,714,091
McEwen Mining, Inc. (a)(d)	803,888	908,393
Mines Management, Inc. (a)(d)	69,165	35,966
Molycorp, Inc. (a)(d)	663,618	622,341
Noranda Aluminium Holding Corp.	229,718	758,069
Olympic Steel, Inc.	30,743	463,912
Paramount Gold & Silver Corp. (a)(d)	454,894	509,481
Reliance Steel & Aluminum Co.	268,779	15,323,091
Royal Gold, Inc. (d)	225,798	16,280,036
RTI International Metals, Inc. (a)(d)	115,259	3,212,268
Ryerson Holding Corp. (d)	35,968	218,685
Schnitzer Steel Industries, Inc. Class A	90,821	1,425,890
Silver Bull Resources, Inc. (a)(d)	148,902	19,357
Solitario Exploration & Royalty Corp. (a)(d)	57,827	49,211
Steel Dynamics, Inc.	820,841	14,955,723
Stillwater Mining Co. (a)(d)	414,791	6,014,470
SunCoke Energy, Inc.	244,877	4,469,005
Synalloy Corp.	24,589	371,294
Timberline Resources Corp. (a)(d)	17,764	11,545
TimkenSteel Corp.	136,391	4,099,913
U.S. Antimony Corp. (a)	114,807	76,909
United States Steel Corp. (d)	501,487	12,010,614
Universal Stainless & Alloy Products, Inc. (a)	21,223	480,064
Walter Energy, Inc. (d)	224,836	216,967
Worthington Industries, Inc.	173,915	4,695,705
		146,251,069
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	129,417	4,608,539
Clearwater Paper Corp. (a)	73,754	4,503,419
Deltic Timber Corp.	40,804	2,700,409
Domtar Corp. (d)	223,606	10,106,991
Kapstone Paper & Packaging Corp.	284,965	9,819,894
Louisiana-Pacific Corp. (a)(d)	482,709	8,123,992
Mercer International, Inc. (SBI) (a)(d)	142,605	2,034,973
Neenah Paper, Inc.	61,269	3,701,873
P.H. Glatfelter Co.	158,468	3,882,466
Resolute Forest Products (a)(d)	338,482	6,173,912
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Schweitzer-Mauduit International, Inc.	110,157	$ 5,157,551
Verso Corp. (a)	62,871	150,890
Wausau-Mosinee Paper Corp. (d)	177,425	1,666,021
		62,630,930
TOTAL MATERIALS		792,643,941
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
8x8, Inc. (a)(d)	305,133	2,261,036
Alaska Communication Systems Group, Inc. (a)	143,083	240,379
Alteva (a)	16,362	119,443
Atlantic Tele-Network, Inc.	43,046	2,962,856
Cincinnati Bell, Inc. (a)(d)	727,137	2,435,909
Cogent Communications Group, Inc.	155,142	5,696,814
Consolidated Communications Holdings, Inc. (d)	165,348	3,518,605
Elephant Talk Communication, Inc. (a)(d)	391,663	242,909
FairPoint Communications, Inc. (a)(d)	71,797	1,214,087
General Communications, Inc. Class A (a)	105,141	1,458,306
Globalstar, Inc. (a)(d)	835,825	2,156,429
Hawaiian Telcom Holdco, Inc. (a)(d)	30,139	783,614
IDT Corp. Class B	56,794	1,195,514
inContact, Inc. (a)(d)	210,949	2,470,213
Inteliquent, Inc.	111,311	1,641,837
Intelsat SA (a)(d)	77,430	957,809
Iridium Communications, Inc. (a)(d)	265,531	2,543,787
Lumos Networks Corp.	62,818	1,081,726
ORBCOMM, Inc. (a)(d)	194,243	1,107,185
Premiere Global Services, Inc. (a)	161,424	1,572,270
Straight Path Communications, Inc. Class B (a)(d)	28,718	584,411
Towerstream Corp. (a)(d)	213,735	483,041
Vonage Holdings Corp. (a)(d)	643,161	2,919,951
Zayo Group Holdings, Inc. (d)	75,000	2,194,500
		41,842,631
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)(d)	67,800	493,584
Leap Wireless International, Inc. rights (a)	194,908	491,168
NTELOS Holdings Corp.	59,389	268,438
RingCentral, Inc. (a)(d)	89,440	1,410,469
SBA Communications Corp. Class A (a)	442,681	55,206,748
Shenandoah Telecommunications Co.	77,349	2,250,082
Spok Holdings, Inc.	74,041	1,376,422
Sprint Corp. (a)(d)	2,775,786	14,212,024
T-Mobile U.S., Inc. (a)	918,034	30,322,663

	Shares	Value
Telephone & Data Systems, Inc.	348,030	$ 8,853,883
U.S. Cellular Corp. (a)(d)	57,098	2,165,727
		117,051,208
TOTAL TELECOMMUNICATION SERVICES		158,893,839
UTILITIES - 3.1%
Electric Utilities - 1.1%
Allete, Inc.	146,589	8,038,941
Cleco Corp.	210,915	11,480,103
El Paso Electric Co.	152,595	5,771,143
Empire District Electric Co. (d)	175,327	4,444,539
Genie Energy Ltd. Class B	52,262	380,990
Great Plains Energy, Inc.	518,285	13,791,564
Hawaiian Electric Industries, Inc. (d)	356,093	11,768,874
IDACORP, Inc. (d)	179,585	11,245,613
ITC Holdings Corp.	542,756	21,020,940
MGE Energy, Inc.	139,559	6,013,597
NRG Yield, Inc. Class A	119,293	6,120,924
OGE Energy Corp.	686,988	22,333,980
Otter Tail Corp.	133,850	4,379,572
PNM Resources, Inc.	293,112	8,368,348
Portland General Electric Co. (d)	260,349	9,708,414
Spark Energy, Inc. Class A,	3,913	54,586
UIL Holdings Corp.	195,360	9,875,448
Unitil Corp.	45,930	1,560,701
Westar Energy, Inc. (d)	443,622	17,234,715
		173,592,992
Gas Utilities - 0.9%
Atmos Energy Corp.	340,062	18,036,888
Chesapeake Utilities Corp. (d)	52,527	2,479,274
Delta Natural Gas Co., Inc.	17,983	358,581
Gas Natural, Inc.	40,523	409,282
Laclede Group, Inc.	144,598	7,484,392
National Fuel Gas Co. (d)	287,628	18,526,119
New Jersey Resources Corp.	153,835	9,626,994
Northwest Natural Gas Co. (d)	100,781	4,761,902
ONE Gas, Inc. (d)	177,897	7,402,294
Piedmont Natural Gas Co., Inc. (d)	281,747	10,509,163
Questar Corp.	602,846	14,094,539
RGC Resources, Inc.	3,341	71,664
South Jersey Industries, Inc.	122,682	6,953,616
Southwest Gas Corp.	165,026	9,449,389
UGI Corp.	579,826	19,708,286
WGL Holdings, Inc.	180,519	9,630,689
		139,503,072
Independent Power and Renewable Electricity Producers - 0.3%
American DG Energy, Inc. (a)	66,943	30,124
Black Hills Corp.	155,968	7,927,853
Calpine Corp. (a)	1,224,700	25,963,640
Dynegy, Inc. (a)	355,000	9,893,850
Ormat Technologies, Inc. (d)	127,978	4,364,050
Pattern Energy Group, Inc. (d)	153,343	4,266,002
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Terraform Power, Inc.	108,751	$ 3,776,922
U.S. Geothermal, Inc. (a)(d)	370,926	170,663
Vivint Solar, Inc. (d)	73,094	589,869
		56,982,973
Multi-Utilities - 0.4%
Alliant Energy Corp.	366,886	23,333,950
Avista Corp. (d)	203,057	6,924,244
MDU Resources Group, Inc. (d)	671,243	14,968,719
NorthWestern Energy Corp.	157,705	8,546,034
Vectren Corp.	295,820	13,208,363
		66,981,310
Water Utilities - 0.4%
American States Water Co.	141,671	5,685,257
American Water Works Co., Inc.	611,715	33,081,547
Aqua America, Inc. (d)	611,272	16,162,032
Artesian Resources Corp. Class A	25,770	559,724
Cadiz, Inc. (a)(d)	45,171	519,467
California Water Service Group	162,737	4,138,402
Connecticut Water Service, Inc.	38,453	1,426,606
Middlesex Water Co.	55,095	1,281,510
Pure Cycle Corp. (a)(d)	69,664	321,151
SJW Corp. (d)	52,617	1,748,989
York Water Co.	39,414	932,929
		65,857,614
TOTAL UTILITIES		502,917,961
TOTAL COMMON STOCKS (Cost $11,286,116,045)		15,933,689,643
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% 6/25/15 (e) (Cost $4,999,033)	$ 5,000,000	4,999,560
Money Market Funds - 23.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	143,057,034	$ 143,057,034
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	3,641,792,637	3,641,792,637
TOTAL MONEY MARKET FUNDS (Cost $3,784,849,671)		3,784,849,671
TOTAL INVESTMENT PORTFOLIO - 122.5% (Cost $15,075,964,749)	19,723,538,874
NET OTHER ASSETS (LIABILITIES) - (22.5)%	(3,619,724,545)
NET ASSETS - 100%	$ 16,103,814,329
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
444 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2015	$ 66,804,240	$ 1,814,542
814 ICE Russell 2000 Index Contracts (United States)	March 2015	100,252,240	3,067,446
TOTAL EQUITY INDEX CONTRACTS		$ 167,056,480	$ 4,881,988

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,999,560.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 97,982
Fidelity Securities Lending Cash Central Fund	27,707,812
Total	$ 27,805,794
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,603,655,401	$ 2,603,655,401	$ -	$ -
Consumer Staples	484,081,621	484,081,621	-	-
Energy	698,377,748	698,377,241	-	507
Financials	3,650,652,855	3,650,622,251	30,603	1
Health Care	2,015,473,419	2,015,473,418	-	1
Industrials	2,346,227,794	2,346,227,794	-	-
Information Technology	2,680,765,064	2,680,765,064	-	-
Materials	792,643,941	792,643,941	-	-
Telecommunication Services	158,893,839	158,402,671	-	491,168
Utilities	502,917,961	502,917,961	-	-
U.S. Government and Government Agency Obligations	4,999,560	-	4,999,560	-
Money Market Funds	3,784,849,671	3,784,849,671	-	-
Total Investments in Securities:	$ 19,723,538,874	$ 19,718,017,034	$ 5,030,163	$ 491,677
Derivative Instruments:
Assets
Futures Contracts	$ 4,881,988	$ 4,881,988	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,881,988	$ -
Total Value of Derivatives	$ 4,881,988	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $3,523,061,182) - See accompanying schedule: Unaffiliated issuers (cost $11,291,115,078)	$ 15,938,689,203
Fidelity Central Funds (cost $3,784,849,671)	3,784,849,671
Total Investments (cost $15,075,964,749)		$ 19,723,538,874
Segregated cash with brokers for derivative instruments		3,021,980
Receivable for investments sold		24,874,526
Receivable for fund shares sold		21,075,680
Dividends receivable		12,763,184
Distributions receivable from Fidelity Central Funds		2,112,445
Receivable from investment adviser for expense reductions		7,567
Other receivables		36,950
Total assets		19,787,431,206

Liabilities
Payable to custodian bank	$ 3,282,388
Payable for investments purchased	12,744,328
Payable for fund shares redeemed	23,978,507
Accrued management fee	789,852
Payable for daily variation margin for derivative instruments	848,298
Other affiliated payables	180,867
Collateral on securities loaned, at value	3,641,792,637
Total liabilities		3,683,616,877

Net Assets		$ 16,103,814,329
Net Assets consist of:
Paid in capital		$ 11,258,057,277
Undistributed net investment income		34,950,255
Accumulated undistributed net realized gain (loss) on investments		158,350,684
Net unrealized appreciation (depreciation) on investments		4,652,456,113
Net Assets		$ 16,103,814,329

Statement of Assets and Liabilities - continued

February 28, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($1,992,558,090 ÷ 34,713,098 shares)	$ 57.40

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($13,356,930,760 ÷ 232,683,500 shares)	$ 57.40

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($754,325,479 ÷ 13,143,790 shares)	$ 57.39

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 187,632,552
Interest		3,395
Income from Fidelity Central Funds (including $27,707,812 from security lending)		27,805,794
Total income		215,441,741

Expenses
Management fee	$ 8,887,177
Transfer agent fees	2,045,691
Independent compensation	59,589
Miscellaneous	22,050
Total expenses before reductions	11,014,507
Expense reductions	(54,994)	10,959,513
Net investment income (loss)		204,482,228
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	444,946,028
Futures contracts	6,871,920
Total net realized gain (loss)		451,817,948
Change in net unrealized appreciation (depreciation) on: Investment securities	575,724,698
Futures contracts	(6,418,788)
Total change in net unrealized appreciation (depreciation)		569,305,910
Net gain (loss)		1,021,123,858
Net increase in net assets resulting from operations		$ 1,225,606,086

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 204,482,228	$ 151,240,610
Net realized gain (loss)	451,817,948	400,078,919
Change in net unrealized appreciation (depreciation)	569,305,910	2,536,032,390
Net in net assets resulting from operations	1,225,606,086	3,087,351,919
Distributions to from net investment income	(193,642,159)	(130,454,906)
Distributions to from net realized gain	(416,291,899)	(244,937,001)
Total distributions	(609,934,058)	(375,391,907)
Share transactions - net increase (decrease)	1,307,542,824	3,320,572,816
Redemption fees	947,312	1,184,464
Total increase (decrease) in net assets	1,924,162,164	6,033,717,292

Net Assets
Beginning of period	14,179,652,165	8,145,934,873
End of period (including undistributed net investment income of 34,950,255 and undistributed net investment income of $30,389,384, respectively)	$ 16,103,814,329	$ 14,179,652,165

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.29	$ 43.12	$ 39.66	$ 40.35	$ 31.08
Income from Investment Operations
Net investment income (loss) B	.74	.67	.73	.48	.43
Net realized and unrealized gain (loss)	3.62	13.09	4.61	.10	9.71
Total from investment operations	4.36	13.76	5.34	.58	10.14
Distributions from net investment income	(.70)	(.54)	(.70)	(.45)	(.36)
Distributions from net realized gain	(1.55)	(1.06)	(1.17)	(.84)	(.51)
Total distributions	(2.25)	(1.60)	(1.88) I	(1.28) H	(.87)
Redemption fees added to paid in capital B	- G	.01	- G	.01	- G
Net asset value, end of period	$ 57.40	$ 55.29	$ 43.12	$ 39.66	$ 40.35
Total ReturnA	8.23%	32.38%	14.00%	1.76%	32.95%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.36%	1.35%	1.85%	1.26%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,992,558	$ 1,803,152	$ 971,857	$ 2,606,631	$ 4,440,988
Portfolio turnover rateD	7%	14%	10%	11%	8%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share. ITotal distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.30	$ 43.12	$ 39.66	$ 40.36	$ 31.08
Income from Investment Operations
Net investment income (loss) B	.76	.68	.75	.48	.44
Net realized and unrealized gain (loss)	3.61	13.11	4.60	.10	9.72
Total from investment operations	4.37	13.79	5.35	.58	10.16
Distributions from net investment income	(.72)	(.56)	(.72)	(.46)	(.37)
Distributions from net realized gain	(1.55)	(1.06)	(1.17)	(.84)	(.51)
Total distributions	(2.27)	(1.62)	(1.89)	(1.29) H	(.88)
Redemption fees added to paid in capital B	- G	.01	- G	.01	- G
Net asset value, end of period	$ 57.40	$ 55.30	$ 43.12	$ 39.66	$ 40.36
Total ReturnA	8.24%	32.44%	14.04%	1.76%	33.02%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.39%	1.38%	1.88%	1.29%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,356,931	$ 12,280,754	$ 7,173,852	$ 3,910,289	$ 1,525,199
Portfolio turnover rateD	7%	14%	10%	11%	8%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HTotal distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 55.28	$ 43.11	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.76	.72	.75	.25
Net realized and unrealized gain (loss)	3.63	13.06	4.60	5.52
Total from investment operations	4.39	13.78	5.35	5.77
Distributions from net investment income	(.72)	(.56)	(.72)	(.40)
Distributions from net realized gain	(1.55)	(1.06)	(1.17)	(.38)
Total distributions	(2.28) L	(1.62)	(1.90) K	(.78)
Redemption fees added to paid in capital D	- J	.01	- J	- J
Net asset value, end of period	$ 57.39	$ 55.28	$ 43.11	$ 39.66
Total ReturnB, C	8.27%	32.44%	14.04%	16.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%A
Expenses net of all reductions	.06%	.06%	.06%	.06%A
Net investment income (loss)	1.40%	1.39%	1.89%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 754,325	$ 95,747	$ 226	$ 117
Portfolio turnover rateF	7%	14%	10%	11% M

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share. LTotal distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share. MAmount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Past 10 years
Spartan International Index Fund - Institutional ClassA	-0.16%	7.88%	4.98%
Spartan International Index Fund - Fidelity Advantage Institutional ClassB	-0.15%	7.89%	4.98%

A The initial offering of Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011, are those of Fidelity Advantage Class. Returns prior to October 14, 2005, are those of Investor Class, the original class of the fund.

B The initial offering of Fidelity Advantage Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011, are those of Fidelity Advantage Class. Returns prior to October 14, 2005, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Institutional Class on February 28, 2005. The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.
Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Market Recap: International stocks posted a slight gain for the 12-month period ending February 28, 2015, amid recessionary pressure in parts of Asia and anemic economic growth in the eurozone. The MSCI ACWI (All Country World Index) ex USA Index rose 1.00%, advancing early on but declining in the second half as the U.S. dollar extended its rise and oil prices tumbled. Europe (-3%) was hampered by late-period deflationary concerns and currency weakness; investors were surprised when Switzerland (+1%) unpegged its franc from the euro, with Spain (-6%) and Italy (-10%) chiefly affected. Greece (-56%) headlined again, reprising fears of default or even a eurozone exit. Germany (-4%), Europe's largest economy, cut growth forecasts in December on declining exports. The U.K. (-3%) endured decelerating growth and a cooling housing market. Across the Pacific, Japan (+9%) fought encroaching recession by expanding its already-aggressive economic stimulus plan; Europe followed suit in January. Emerging markets (+4%) saw late-period outflows ahead of potential U.S. Federal Reserve tightening. Countries dependent on resources exports were among the worst performers, including Russia (-25%) and Brazil (-10%). Net importers such as China (+19%) fared better given lower input costs to production, with India (+37%) buoyed further by optimism for regulatory reform.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® International Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares returned -0.16% and -0.15%, respectively, in line with the 0.10% advance of its benchmark, the MSCI EAFE Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) A variety of European stocks topped the list of individual detractors, including a handful of financial institutions weighed down by concerns about economic growth in the region. These included BNP Paribas (France), HSBC Holdings (U.K.), Deutsche Bank (Germany) and UBS (Switzerland). Meanwhile, several stocks were significantly hampered by the sharp drop in the price of oil. Energy giants BP and Total, based in the U.K. and France, respectively, struggled, as did Australian mining company BHP Billiton, which operates a number of U.S. shale drilling rigs. Another notable detractor was Swiss drugmaker Roche Holding, which experienced a big share-price drop in December on news of several disappointing drug trials involving once-promising treatments. Many other health care stocks enjoyed strong results, however, including fellow Swiss pharmaceutical company Novartis and Dublin-headquartered drugmaker Shire, whose shares were up about 22% and 47%, respectively. In the consumer discretionary sector, Japanese automaker Toyota Motor gained roughly 21%, benefiting in part from the helpful effects of a weaker yen on exports. Several consumer staples stocks also added value, including Belgium-based beverage company Anheuser Busch, Swiss food giant Nestle and U.K.-headquartered British American Tobacco.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.7	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.4	1.2
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.3	1.5
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	1.1
Bayer AG (Germany, Pharmaceuticals)	0.9	0.8
Commonwealth Bank of Australia (Australia, Banks)	0.9	0.9
Sanofi SA (France, Pharmaceuticals)	0.9	1.0
	12.2
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	25.6
Consumer Discretionary	12.5	11.0
Industrials	12.1	12.6
Health Care	11.1	10.5
Consumer Staples	10.8	10.6
Materials	7.5	7.8
Energy	5.2	6.8
Telecommunication Services	4.8	4.6
Information Technology	4.5	4.6
Utilities	3.8	3.9
Geographic Diversification (% of fund's net assets)
As of February 28, 2015
Japan	21.4%
United Kingdom	19.0%
Germany	9.3%
France	9.0%
Switzerland	9.0%
Australia	7.3%
Spain	3.4%
Netherlands	3.1%
Sweden	3.1%
Other *	15.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

* Includes Short-Term Investments and Net Other Assets (Liabilities)

As of August 31, 2014
Japan	20.2%
United Kingdom	19.9%
France	9.2%
Switzerland	8.9%
Germany	8.8%
Australia	8.1%
Spain	3.5%
Netherlands	3.0%
Sweden	2.9%
Other *	15.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

* Includes Short-Term Investments and Net Other Assets (Liabilities)

Annual Report

Spartan International Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 7.2%
AGL Energy Ltd.	752,345	$ 8,847,630
ALS Ltd. (d)	452,401	2,018,520
Alumina Ltd.	2,795,239	4,018,928
Amcor Ltd.	1,342,901	14,334,023
AMP Ltd.	3,269,738	17,118,321
APA Group unit	1,240,990	8,911,631
Asciano Ltd.	1,083,028	5,483,882
ASX Ltd.	213,384	7,359,827
Aurizon Holdings Ltd.	2,374,179	8,775,018
Australia & New Zealand Banking Group Ltd.	3,066,089	84,669,054
Bank of Queensland Ltd.	400,687	4,370,832
Bendigo & Adelaide Bank Ltd.	493,014	4,938,791
BHP Billiton Ltd.	3,572,708	93,829,782
Boral Ltd.	856,841	4,110,948
Brambles Ltd.	1,733,500	15,035,582
Caltex Australia Ltd.	149,010	4,289,517
Coca-Cola Amatil Ltd.	639,070	5,198,434
Cochlear Ltd.	63,202	4,465,486
Commonwealth Bank of Australia	1,803,353	129,528,152
Computershare Ltd.	527,346	5,183,818
Crown Ltd.	407,361	4,870,172
CSL Ltd.	527,746	38,037,998
DEXUS Property Group unit	1,001,515	6,182,412
Federation Centres unit	1,579,552	3,678,101
Flight Centre Travel Group Ltd. (d)	60,601	1,953,810
Fortescue Metals Group Ltd. (d)	1,724,879	3,356,073
Goodman Group unit	1,966,790	9,589,942
Harvey Norman Holdings Ltd.	595,242	2,055,840
Healthscope Ltd.	1,252,457	2,867,503
Iluka Resources Ltd.	469,529	2,883,755
Incitec Pivot Ltd.	1,839,892	5,851,405
Insurance Australia Group Ltd.	2,590,694	12,348,647
Leighton Holdings Ltd.	111,188	1,914,017
Lend Lease Group unit	606,840	8,227,106
Macquarie Group Ltd.	320,028	18,220,091
Medibank Private Ltd. (a)	3,067,556	6,136,290
Mirvac Group unit	4,117,530	6,692,271
National Australia Bank Ltd.	2,640,900	78,210,412
Newcrest Mining Ltd. (a)	854,138	9,604,223
Novion Property Group unit	2,448,380	4,706,384
Orica Ltd.	410,775	6,361,815
Origin Energy Ltd.	1,223,529	11,673,560
Platinum Asset Management Ltd.	250,000	1,646,801
Qantas Airways Ltd. (a)	1,142,421	2,579,868
QBE Insurance Group Ltd.	1,488,365	15,107,479
Ramsay Health Care Ltd.	145,790	7,621,268
realestate.com.au Ltd.	57,368	2,196,989
Rio Tinto Ltd.	485,032	24,411,648
Santos Ltd.	1,090,960	6,768,661
Scentre Group unit	5,931,062	17,889,293
SEEK Ltd.	357,099	4,824,552

	Shares	Value
Sonic Healthcare Ltd.	421,851	$ 6,408,092
SP AusNet unit	1,938,353	2,218,932
Stockland Corp. Ltd. unit	2,674,684	9,802,091
Suncorp Group Ltd.	1,432,051	15,643,685
Sydney Airport unit	1,184,923	4,777,638
Tabcorp Holdings Ltd.	827,334	3,277,647
Tabcorp Holdings Ltd. (a)	68,945	247,280
Tatts Group Ltd.	1,591,588	4,949,794
Telstra Corp. Ltd.	4,845,553	24,118,827
The GPT Group unit	1,871,636	6,873,733
Toll Holdings Ltd.	749,752	5,237,555
TPG Telecom Ltd.	298,000	1,774,372
Transurban Group unit	2,012,555	14,389,386
Treasury Wine Estates Ltd.	727,977	3,088,808
Wesfarmers Ltd.	1,249,559	42,815,377
Westfield Corp. unit	2,195,695	16,831,175
Westpac Banking Corp.	3,457,942	102,857,511
Woodside Petroleum Ltd.	826,076	22,708,542
Woolworths Ltd.	1,401,451	33,630,331
WorleyParsons Ltd.	235,447	1,839,783
TOTAL AUSTRALIA		1,084,447,121
Austria - 0.2%
Andritz AG	81,347	4,692,667
Erste Group Bank AG	312,058	8,178,463
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG (a)	1,065,524	3,251,606
OMV AG	162,996	4,695,905
Raiffeisen International Bank-Holding AG (d)	128,610	1,942,934
Vienna Insurance Group AG	42,916	1,897,954
Voestalpine AG	125,995	4,924,945
TOTAL AUSTRIA		29,584,478
Bailiwick of Guernsey - 0.1%
Friends Life Group Ltd.	1,569,795	9,963,124
Bailiwick of Jersey - 1.3%
Experian PLC	1,103,366	20,407,111
Glencore Xstrata PLC	11,806,900	54,729,818
Petrofac Ltd.	289,891	3,936,187
Randgold Resources Ltd.	98,227	7,793,174
Shire PLC	655,683	52,894,661
Wolseley PLC	296,392	18,170,692
WPP PLC	1,463,689	34,581,714
TOTAL BAILIWICK OF JERSEY		192,513,357
Belgium - 1.3%
Ageas	244,536	8,810,098
Anheuser-Busch InBev SA NV	894,665	113,497,250
Belgacom SA	170,115	6,399,193
Colruyt NV (d)	77,553	3,630,245
Delhaize Group SA	113,575	10,197,359
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA	89,437	$ 7,827,607
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	0
KBC Groupe SA	279,399	16,952,504
Solvay SA Class A	65,700	9,763,666
Telenet Group Holding NV (a)	60,208	3,453,008
UCB SA	140,047	10,711,784
Umicore SA	120,192	5,246,206
TOTAL BELGIUM		196,488,920
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	677,450	5,778,039
First Pacific Co. Ltd.	2,580,665	2,625,319
Kerry Properties Ltd.	719,681	2,403,329
Li & Fung Ltd.	6,463,246	6,608,414
Noble Group Ltd.	4,890,635	3,498,822
NWS Holdings Ltd.	1,636,874	2,963,164
Seadrill Ltd. (d)	435,266	5,024,888
Shangri-La Asia Ltd.	1,549,380	2,093,595
Yue Yuen Industrial (Holdings) Ltd.	819,000	3,178,512
TOTAL BERMUDA		34,174,082
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	268,629	2,725,844
MGM China Holdings Ltd.	1,074,400	2,487,973
Sands China Ltd.	2,686,000	12,259,780
WH Group Ltd. (a)	4,157,000	2,304,740
Wynn Macau Ltd. (d)	1,722,800	4,520,356
TOTAL CAYMAN ISLANDS		24,298,693
Denmark - 1.5%
A.P. Moller - Maersk A/S:
rights 3/26/15	71,460	0
rights 3/26/15	38,763	0
Series A	4,307	9,584,890
Series B	7,940	18,300,912
Carlsberg A/S Series B	119,131	10,191,985
Coloplast A/S Series B	123,859	9,890,666
Danske Bank A/S	745,199	19,735,190
DSV de Sammensluttede Vognmaend A/S	196,265	6,339,674
ISS Holdings A/S (a)	100,576	3,137,156
Novo Nordisk A/S Series B	2,232,261	106,823,901
Novozymes A/S Series B	265,630	12,886,345
Pandora A/S	127,664	11,649,503
TDC A/S	909,925	7,197,910
Tryg A/S	24,439	3,040,032
Vestas Wind Systems A/S	249,853	10,532,313
William Demant Holding A/S (a)	25,113	2,059,986
TOTAL DENMARK		231,370,463
Finland - 0.9%
Elisa Corp. (A Shares)	159,032	4,326,323

	Shares	Value
Fortum Corp.	492,285	$ 11,216,152
Kone Oyj (B Shares) (d)	345,971	15,943,201
Metso Corp.	125,952	4,052,214
Neste Oil Oyj	143,768	3,746,979
Nokia Corp.	4,163,296	33,456,998
Nokian Tyres PLC (d)	124,246	3,677,542
Orion Oyj (B Shares)	111,552	3,631,371
Sampo Oyj (A Shares)	496,942	25,080,243
Stora Enso Oyj (R Shares)	610,015	5,857,028
UPM-Kymmene Corp.	588,513	11,044,311
Wartsila Corp.	175,832	7,970,942
TOTAL FINLAND		130,003,304
France - 8.8%
Accor SA	191,858	10,053,266
Aeroports de Paris	32,603	3,973,150
Air Liquide SA (a)	11,330	1,497,371
Air Liquide SA	94,090	12,434,916
Alcatel-Lucent SA (a)	3,118,428	12,222,478
Alstom SA (a)	241,598	7,989,145
Arkema SA	71,952	5,388,257
Atos Origin SA	89,944	6,408,502
AXA SA	2,020,073	51,292,167
BIC SA	31,161	4,662,215
BNP Paribas SA	1,178,320	68,685,822
Bollore Group (a)	2,700	14,442
Bollore Group	596,448	3,273,200
Bouygues SA	206,401	8,183,375
Bureau Veritas SA	243,588	5,740,685
Cap Gemini SA	158,610	12,827,384
Carrefour SA	695,498	23,010,352
Casino Guichard Perrachon SA	62,291	5,862,337
Christian Dior SA	60,368	11,710,626
CNP Assurances	186,956	3,099,492
Compagnie de St. Gobain	505,729	22,770,436
Credit Agricole SA	1,149,344	16,167,200
Danone SA	644,921	44,901,561
Dassault Systemes SA	142,572	9,976,361
Edenred SA	225,923	6,163,730
EDF SA (a)	200,740	5,548,561
EDF SA	69,686	1,926,158
Essilor International SA	227,344	26,573,052
Eurazeo SA	41,340	3,048,172
Eutelsat Communications	174,787	5,972,505
Fonciere des Regions (d)	31,357	3,242,321
GDF Suez	1,609,500	35,797,081
Gecina SA	31,842	4,185,071
Groupe Eurotunnel SA	543,970	7,438,676
Hermes International SCA	29,349	9,470,279
ICADE	40,955	3,670,580
Iliad SA	28,997	7,529,812
Imerys SA	38,011	2,851,202
JCDecaux SA	74,207	2,749,084
Common Stocks - continued
	Shares	Value
France - continued
Kering SA	83,935	$ 17,094,798
Klepierre SA	198,220	9,691,232
L'Oreal SA (a)	5,100	925,986
L'Oreal SA	274,567	49,851,995
Lafarge SA (a)	159,515	11,842,039
Lafarge SA (Bearer)	47,457	3,523,102
Lagardere S.C.A. (Reg.)	131,180	3,771,214
Legrand SA	293,126	16,204,319
LVMH Moet Hennessy - Louis Vuitton SA	310,665	56,979,781
Michelin CGDE Series B	207,723	19,986,259
Natixis SA	1,041,086	7,537,727
Numericable Group SA (a)	107,349	6,655,141
Orange SA	2,061,322	37,595,236
Pernod Ricard SA	236,262	28,012,014
Peugeot Citroen SA (a)	430,875	7,215,684
Publicis Groupe SA	206,543	16,842,585
Remy Cointreau SA	26,455	1,942,941
Renault SA	213,017	20,464,637
Rexel SA	310,007	6,057,107
Safran SA	302,112	21,265,133
Sanofi SA	1,323,061	129,406,454
Schneider Electric SA	583,801	47,024,715
SCOR SE	170,184	5,610,492
Societe Generale Series A	806,207	37,273,812
Sodexo SA	104,288	10,510,316
Suez Environnement SA	330,055	5,889,255
Technip SA	114,278	7,445,336
Thales SA	104,106	5,989,256
Total SA	2,381,930	127,968,431
Unibail-Rodamco	108,995	31,419,692
Valeo SA	83,697	12,597,422
Vallourec SA (d)	121,366	2,854,954
Veolia Environnement SA	466,701	9,083,090
VINCI SA	543,583	32,251,883
Vivendi SA	1,350,754	32,974,709
Wendel SA	34,924	4,254,043
Zodiac Aerospace	206,039	7,415,065
TOTAL FRANCE		1,331,738,879
Germany - 8.5%
adidas AG	233,599	18,149,624
Allianz SE	507,871	85,044,304
Axel Springer Verlag AG	45,108	2,910,063
BASF AG	1,021,832	97,939,156
Bayer AG	919,942	135,940,338
Bayerische Motoren Werke AG (BMW)	368,613	46,612,091
Beiersdorf AG	111,701	9,703,673
Brenntag AG	172,017	10,057,896
Celesio AG	49,954	1,542,589

	Shares	Value
Commerzbank AG (a)	1,075,789	$ 14,512,553
Continental AG	122,375	29,210,101
Daimler AG (Germany)	1,071,172	103,699,107
Deutsche Annington Immobilien SE	381,007	14,698,964
Deutsche Bank AG	1,534,878	50,438,160
Deutsche Boerse AG	215,478	17,578,425
Deutsche Lufthansa AG (d)	249,213	3,653,352
Deutsche Post AG	1,076,220	36,648,188
Deutsche Telekom AG	3,531,797	65,946,168
Deutsche Wohnen AG (Bearer)	317,786	8,760,660
E.ON AG	2,226,209	35,985,950
Fraport AG Frankfurt Airport Services Worldwide	41,236	2,489,992
Fresenius Medical Care AG & Co. KGaA	241,884	19,798,557
Fresenius SE & Co. KGaA	421,490	24,139,988
GEA Group AG	204,019	10,091,190
Hannover Reuck SE	67,217	6,480,133
HeidelbergCement Finance AG	157,895	12,568,130
Henkel AG & Co. KGaA	129,766	13,651,629
Hugo Boss AG (a)	62,388	8,028,759
Infineon Technologies AG	1,249,020	14,459,370
K&S AG	191,941	6,191,367
Kabel Deutschland Holding AG (a)	22,197	3,080,105
Lanxess AG	100,599	5,182,404
Linde AG	206,587	42,028,739
MAN SE	39,652	4,250,892
Merck KGaA	144,229	14,881,030
Metro AG	179,284	5,997,169
Muenchener Rueckversicherungs AG	192,350	39,928,739
OSRAM Licht AG	99,785	4,576,007
ProSiebenSat.1 Media AG	245,430	12,055,693
RWE AG	542,980	15,181,430
SAP AG	1,025,164	72,083,064
Siemens AG	881,956	98,588,104
Symrise AG	136,208	8,663,755
Telefonica Deutschland Holding AG	671,360	3,693,319
Thyssenkrupp AG	502,916	13,388,730
TUI AG	277,478	5,024,080
TUI AG	222,629	4,045,417
United Internet AG	136,665	6,128,869
Volkswagen AG	32,650	8,087,461
TOTAL GERMANY		1,273,795,484
Hong Kong - 2.7%
AIA Group Ltd.	13,392,600	78,827,741
Bank of East Asia Ltd.	1,425,090	5,861,468
BOC Hong Kong (Holdings) Ltd.	4,099,566	14,456,681
Cathay Pacific Airways Ltd.	1,216,327	2,728,808
Cheung Kong Holdings Ltd.	1,545,449	30,586,970
CLP Holdings Ltd.	2,115,157	19,022,177
Galaxy Entertainment Group Ltd.	2,587,000	13,142,139
Hang Lung Properties Ltd.	2,503,423	7,101,177
Hang Seng Bank Ltd.	854,201	15,573,380
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Henderson Land Development Co. Ltd.	1,176,862	$ 8,042,199
HKT Trust/HKT Ltd. unit	2,945,760	3,904,486
Hong Kong & China Gas Co. Ltd.	7,032,723	15,868,467
Hong Kong Exchanges and Clearing Ltd.	1,232,836	28,453,241
Hutchison Whampoa Ltd.	2,371,158	32,468,215
Hysan Development Co. Ltd.	700,677	3,360,734
Link (REIT)	2,574,808	16,433,249
MTR Corp. Ltd.	1,603,196	7,441,535
New World Development Co. Ltd.	5,900,157	6,960,782
PCCW Ltd.	4,506,452	2,876,162
Power Assets Holdings Ltd.	1,537,676	15,821,262
Sino Land Ltd.	3,355,312	5,485,618
SJM Holdings Ltd.	2,230,000	3,226,050
Sun Hung Kai Properties Ltd.	1,877,676	29,439,310
Swire Pacific Ltd. (A Shares)	698,884	9,551,781
Swire Properties Ltd.	1,308,000	4,342,685
Techtronic Industries Co. Ltd.	1,533,000	5,307,131
Wharf Holdings Ltd.	1,681,585	12,260,970
Wheelock and Co. Ltd.	1,017,000	5,454,911
TOTAL HONG KONG		403,999,329
Ireland - 0.4%
Bank of Ireland (a)	30,395,008	11,541,079
CRH PLC	893,755	25,306,009
CRH PLC sponsored ADR (d)	2,500	70,775
James Hardie Industries PLC CDI	490,548	5,803,377
Kerry Group PLC Class A	172,923	12,578,116
Ryanair Holdings PLC	261,736	2,952,790
TOTAL IRELAND		58,252,146
Isle of Man - 0.0%
Genting Singapore PLC	6,760,859	4,886,412
Israel - 0.5%
Bank Hapoalim BM (Reg.)	1,171,615	5,311,819
Bank Leumi le-Israel BM (a)	1,478,905	5,138,271
Bezeq The Israel Telecommunication Corp. Ltd.	2,107,814	3,380,164
Delek Group Ltd.	5,051	1,196,989
Israel Chemicals Ltd.	489,742	3,423,995
Israel Corp. Ltd. (Class A)	3,029	1,030,337
Mizrahi Tefahot Bank Ltd. (a)	154,385	1,602,586
NICE Systems Ltd.	55,809	3,243,208
NICE Systems Ltd. sponsored ADR	7,868	459,255
Teva Pharmaceutical Industries Ltd.	863,142	49,001,539
Teva Pharmaceutical Industries Ltd. sponsored ADR	89,882	5,125,072
TOTAL ISRAEL		78,913,235
Italy - 2.0%
Assicurazioni Generali SpA	1,299,660	26,760,675
Atlantia SpA	458,530	12,078,798
Banca Monte dei Paschi di Siena SpA (a)(d)	4,780,087	3,295,080

	Shares	Value
Banco Popolare Societa Cooperativa (a)	402,766	$ 6,210,857
Enel Green Power SpA	1,942,090	4,155,342
Enel SpA	7,321,516	33,739,361
Eni SpA	2,833,115	52,807,907
EXOR SpA	110,272	4,910,081
Finmeccanica SpA (a)	443,638	5,371,623
Intesa Sanpaolo SpA	14,164,927	47,265,796
Intesa Sanpaolo SpA (Risparmio Shares)	1,000,000	3,021,435
Luxottica Group SpA	187,380	11,560,549
Mediobanca SpA	666,889	6,145,633
Pirelli & C. SpA	260,949	3,997,685
Prysmian SpA	227,882	4,559,603
Saipem SpA (a)(d)	297,698	3,059,881
Snam Rete Gas SpA	2,256,766	11,420,013
Telecom Italia SpA (a)(d)	11,244,175	13,437,872
Terna SpA	1,687,205	7,608,909
UniCredit SpA	4,890,313	32,534,041
Unione di Banche Italiane ScpA	951,679	7,465,484
Unipolsai SpA	999,980	2,947,519
TOTAL ITALY		304,354,144
Japan - 21.2%
ABC-MART, Inc.	28,900	1,623,473
ACOM Co. Ltd. (a)(d)	453,400	1,455,428
Advantest Corp.	176,290	2,332,849
AEON Co. Ltd. (d)	729,700	7,804,816
AEON Financial Service Co. Ltd. (d)	124,600	2,859,160
AEON MALL Co. Ltd.	127,440	2,464,106
Air Water, Inc.	163,000	2,851,904
Aisin Seiki Co. Ltd.	213,300	7,854,433
Ajinomoto Co., Inc.	627,866	12,056,077
Alfresa Holdings Corp.	195,900	2,728,271
All Nippon Airways Ltd.	1,214,000	3,296,194
Amada Co. Ltd.	386,400	3,653,236
Aozora Bank Ltd.	1,291,000	4,651,377
Asahi Glass Co. Ltd.	1,117,677	7,044,752
Asahi Group Holdings	428,903	13,253,416
Asahi Kasei Corp.	1,397,727	14,441,718
Asics Corp.	177,100	4,633,839
Astellas Pharma, Inc.	2,388,200	37,951,667
Bandai Namco Holdings, Inc.	198,950	3,610,620
Bank of Kyoto Ltd.	376,000	3,680,635
Bank of Yokohama Ltd.	1,298,084	8,045,137
Benesse Holdings, Inc.	75,700	2,411,009
Bridgestone Corp.	723,979	27,742,694
Brother Industries Ltd.	263,100	4,433,936
Calbee, Inc.	82,400	3,113,463
Canon, Inc.	1,261,644	41,035,798
Casio Computer Co. Ltd. (d)	223,100	3,905,299
Central Japan Railway Co.	160,300	29,815,465
Chiba Bank Ltd.	828,674	6,241,465
Chiyoda Corp.	179,000	1,452,949
Chubu Electric Power Co., Inc. (a)	715,064	8,810,904
Chugai Pharmaceutical Co. Ltd.	249,225	7,593,940
Common Stocks - continued
	Shares	Value
Japan - continued
Chugoku Electric Power Co., Inc.	330,900	$ 4,356,677
Citizen Holdings Co. Ltd.	291,466	2,209,903
COLOPL, Inc. (d)	53,900	1,320,184
Credit Saison Co. Ltd.	163,452	3,109,858
Dai Nippon Printing Co. Ltd.	618,242	5,989,906
Dai-ichi Mutual Life Insurance Co.	1,202,400	18,177,976
Daicel Chemical Industries Ltd.	301,000	3,905,137
Daihatsu Motor Co. Ltd. (d)	218,000	3,119,883
Daiichi Sankyo Kabushiki Kaisha	708,870	11,093,038
Daikin Industries Ltd.	261,194	17,024,281
Dainippon Sumitomo Pharma Co. Ltd. (d)	177,900	1,940,727
Daito Trust Construction Co. Ltd.	80,763	8,732,869
Daiwa House Industry Co. Ltd.	661,084	13,000,628
Daiwa Securities Group, Inc.	1,854,985	14,962,383
DENSO Corp.	541,438	25,427,784
Dentsu, Inc.	240,200	10,461,375
Don Quijote Holdings Co. Ltd.	65,800	5,109,985
East Japan Railway Co.	372,300	31,231,185
Eisai Co. Ltd.	280,178	14,619,612
Electric Power Development Co. Ltd.	129,980	4,340,816
FamilyMart Co. Ltd. (d)	65,900	2,974,796
Fanuc Corp.	213,172	40,888,038
Fast Retailing Co. Ltd.	59,100	22,889,053
Fuji Electric Co. Ltd.	622,153	2,995,696
Fuji Heavy Industries Ltd.	653,500	22,184,857
Fujifilm Holdings Corp.	516,505	17,799,723
Fujitsu Ltd.	2,071,075	12,480,986
Fukuoka Financial Group, Inc.	860,300	4,609,842
GungHo Online Entertainment, Inc. (d)	449,300	1,543,676
Gunma Bank Ltd.	422,663	3,020,914
Hakuhodo DY Holdings, Inc.	263,400	2,910,887
Hamamatsu Photonics K.K.	79,700	4,437,216
Hankyu Hanshin Holdings, Inc.	1,274,000	8,062,010
Hikari Tsushin, Inc.	18,200	1,180,623
Hino Motors Ltd.	285,600	4,349,954
Hirose Electric Co. Ltd.	33,898	4,451,725
Hiroshima Bank Ltd.	552,000	3,031,674
Hisamitsu Pharmaceutical Co., Inc.	65,200	2,433,588
Hitachi Chemical Co. Ltd.	114,900	2,536,685
Hitachi Construction Machinery Co. Ltd.	120,400	2,227,337
Hitachi High-Technologies Corp.	68,600	2,121,797
Hitachi Ltd.	5,378,271	36,776,808
Hitachi Metals Ltd.	241,000	3,882,190
Hokuhoku Financial Group, Inc.	1,347,000	3,186,633
Hokuriku Electric Power Co., Inc.	191,500	2,553,333
Honda Motor Co. Ltd.	1,812,360	59,944,220
Honda Motor Co. Ltd. sponsored ADR (d)	2,457	81,425
Hoya Corp.	471,616	19,032,194
Hulic Co. Ltd.	265,200	2,895,308
Ibiden Co. Ltd.	136,800	2,302,014
Idemitsu Kosan Co. Ltd.	98,000	1,722,834
Iida Group Holdings Co. Ltd.	182,100	2,522,380

	Shares	Value
INPEX Corp.	973,100	$ 11,538,912
Isetan Mitsukoshi Holdings Ltd.	371,087	5,673,715
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,555,185	7,241,279
Isuzu Motors Ltd.	662,800	9,624,105
Itochu Corp.	1,678,086	18,797,369
ITOCHU Techno-Solutions Corp.	26,000	1,021,526
Iyo Bank Ltd.	269,100	3,351,799
J. Front Retailing Co. Ltd.	268,100	3,841,366
Japan Airlines Co. Ltd.	126,800	3,900,723
Japan Display, Inc. (d)	412,200	1,684,981
Japan Exchange Group, Inc.	289,800	8,164,063
Japan Prime Realty Investment Corp.	874	3,137,998
Japan Real Estate Investment Corp.	1,395	6,950,219
Japan Retail Fund Investment Corp.	2,712	5,815,072
Japan Tobacco, Inc.	1,224,600	38,613,929
JFE Holdings, Inc.	546,075	13,637,610
JGC Corp.	230,117	4,720,645
Joyo Bank Ltd.	729,941	3,917,426
JSR Corp.	198,816	3,638,104
JTEKT Corp.	227,300	3,562,696
JX Holdings, Inc.	2,500,568	10,136,054
Kajima Corp.	929,317	4,404,788
Kakaku.com, Inc.	160,900	2,668,553
Kamigumi Co. Ltd.	252,663	2,462,738
Kaneka Corp.	308,559	2,045,453
Kansai Electric Power Co., Inc. (a)	786,736	7,060,072
Kansai Paint Co. Ltd.	255,000	4,591,599
Kao Corp.	574,350	25,686,708
Kawasaki Heavy Industries Ltd.	1,585,945	7,517,081
KDDI Corp.	648,600	44,947,912
Keihan Electric Railway Co., Ltd.	566,000	3,562,784
Keihin Electric Express Railway Co. Ltd.	518,061	4,213,779
Keio Corp.	637,410	5,296,431
Keisei Electric Railway Co.	305,000	4,130,408
Keyence Corp.	50,762	25,927,341
Kikkoman Corp.	163,849	4,745,971
Kintetsu Corp.	2,022,100	7,843,297
Kirin Holdings Co. Ltd.	916,456	11,985,751
Kobe Steel Ltd.	3,447,000	6,800,351
Koito Manufacturing Co. Ltd.	106,100	3,396,974
Komatsu Ltd.	1,039,145	21,625,509
Konami Corp.	111,100	2,245,683
Konica Minolta, Inc.	513,600	5,237,969
Kubota Corp.	1,253,864	20,381,513
Kuraray Co. Ltd.	377,986	5,197,801
Kurita Water Industries Ltd.	111,900	2,769,788
Kyocera Corp.	355,804	17,967,916
Kyowa Hakko Kirin Co., Ltd.	254,689	3,076,494
Kyushu Electric Power Co., Inc. (a)	476,470	4,114,470
Lawson, Inc.	72,816	4,760,051
LIXIL Group Corp.	295,059	7,029,619
M3, Inc.	216,900	4,819,396
Mabuchi Motor Co. Ltd.	55,342	2,803,532
Common Stocks - continued
	Shares	Value
Japan - continued
Makita Corp.	131,500	$ 6,254,838
Marubeni Corp.	1,830,544	11,247,230
Marui Group Co. Ltd.	265,349	3,107,661
Maruichi Steel Tube Ltd.	54,200	1,291,285
Mazda Motor Corp.	598,800	12,794,423
McDonald's Holdings Co. (Japan) Ltd. (d)	76,200	1,681,018
Medipal Holdings Corp.	151,200	1,921,204
Meiji Holdings Co. Ltd.	68,129	8,127,071
Minebea Ltd.	357,000	5,389,693
Miraca Holdings, Inc.	62,300	2,989,358
Mitsubishi Chemical Holdings Corp.	1,504,575	8,375,310
Mitsubishi Corp.	1,535,202	30,678,373
Mitsubishi Electric Corp.	2,150,106	25,181,179
Mitsubishi Estate Co. Ltd.	1,392,723	32,523,065
Mitsubishi Gas Chemical Co., Inc.	422,867	2,188,127
Mitsubishi Heavy Industries Ltd.	3,384,256	18,748,142
Mitsubishi Logistics Corp.	139,000	2,138,015
Mitsubishi Materials Corp.	1,246,937	4,294,571
Mitsubishi Motors Corp. of Japan	713,100	6,312,835
Mitsubishi Tanabe Pharma Corp.	249,100	4,193,834
Mitsubishi UFJ Financial Group, Inc.	14,191,930	92,431,400
Mitsubishi UFJ Lease & Finance Co. Ltd.	577,500	2,790,345
Mitsui & Co. Ltd.	1,898,323	26,382,127
Mitsui Chemicals, Inc.	910,683	2,801,516
Mitsui Fudosan Co. Ltd.	1,048,677	28,810,675
Mitsui OSK Lines Ltd.	1,216,285	4,341,515
mixi, Inc. (d)	41,600	1,528,376
Mizuho Financial Group, Inc.	25,911,100	47,747,708
MS&AD Insurance Group Holdings, Inc.	562,084	15,519,862
Murata Manufacturing Co. Ltd.	225,554	27,801,828
Nabtesco Corp.	128,400	3,445,467
Nagoya Railroad Co. Ltd. (d)	953,000	4,031,080
NEC Corp.	2,897,951	8,818,008
New Hampshire Foods Ltd.	194,740	4,432,828
Nexon Co. Ltd.	145,200	1,502,676
NGK Insulators Ltd.	291,309	5,676,416
NGK Spark Plug Co. Ltd.	198,900	5,636,539
NHK Spring Co. Ltd.	171,900	1,786,179
Nidec Corp.	242,384	16,369,998
Nikon Corp. (d)	378,038	4,882,497
Nintendo Co. Ltd.	117,896	12,595,284
Nippon Building Fund, Inc.	1,578	7,914,734
Nippon Electric Glass Co. Ltd.	434,000	2,169,547
Nippon Express Co. Ltd.	945,546	5,287,944
Nippon Paint Holdings Co. Ltd.	187,000	6,487,356
Nippon Prologis REIT, Inc.	1,632	3,765,367
Nippon Steel & Sumitomo Metal Corp.	8,481,636	22,532,614
Nippon Telegraph & Telephone Corp.	418,000	26,053,270
Nippon Yusen KK	1,785,578	5,358,600
Nissan Motor Co. Ltd.	2,768,948	29,171,838
Nisshin Seifun Group, Inc.	241,523	2,883,133
Nissin Food Holdings Co. Ltd.	64,723	3,208,421

	Shares	Value
Nitori Holdings Co. Ltd.	77,300	$ 5,117,793
Nitto Denko Corp.	173,794	11,012,401
NKSJ Holdings, Inc.	370,403	11,524,681
NOK Corp.	104,800	3,066,249
Nomura Holdings, Inc.	4,044,447	24,927,311
Nomura Real Estate Holdings, Inc.	134,800	2,379,917
Nomura Research Institute Ltd.	127,300	4,453,505
NSK Ltd.	521,576	7,263,913
NTT Data Corp.	139,700	5,763,172
NTT DOCOMO, Inc.	1,701,000	30,242,494
NTT Urban Development Co.	130,400	1,335,340
Obayashi Corp.	710,704	4,853,878
Odakyu Electric Railway Co. Ltd.	698,000	7,276,121
Oji Holdings Corp.	888,352	3,750,201
Olympus Corp. (a)	267,029	9,676,662
OMRON Corp.	227,760	10,052,855
Ono Pharmaceutical Co. Ltd.	92,100	9,161,881
Oracle Corp. Japan	42,900	1,875,586
Oriental Land Co. Ltd.	55,256	14,887,364
ORIX Corp.	1,475,780	20,929,244
Osaka Gas Co. Ltd.	2,096,525	8,647,235
Otsuka Corp.	52,000	2,060,439
Otsuka Holdings Co. Ltd.	436,200	13,070,503
Panasonic Corp.	2,456,173	30,722,009
Park24 Co. Ltd.	103,400	1,950,014
Rakuten, Inc.	882,300	14,692,093
Recruit Holdings Co. Ltd. (a)	158,700	4,968,288
Resona Holdings, Inc.	2,448,900	13,748,642
Ricoh Co. Ltd.	785,470	7,803,813
Rinnai Corp.	41,100	2,892,890
ROHM Co. Ltd.	106,844	6,886,247
Sankyo Co. Ltd. (Gunma)	55,600	2,096,184
Sanrio Co. Ltd. (d)	55,300	1,627,218
Santen Pharmaceutical Co. Ltd.	82,500	5,524,138
SBI Holdings, Inc. Japan	226,360	2,821,340
Secom Co. Ltd.	233,167	14,515,316
Sega Sammy Holdings, Inc.	208,900	3,176,502
Seibu Holdings, Inc. (d)	130,300	3,322,173
Seiko Epson Corp.	144,600	5,312,577
Sekisui Chemical Co. Ltd.	474,293	6,086,017
Sekisui House Ltd.	616,467	8,309,743
Seven & i Holdings Co., Ltd.	838,500	32,057,511
Seven Bank Ltd.	662,400	3,211,636
Sharp Corp. (a)(d)	1,683,675	3,574,950
Shikoku Electric Power Co., Inc. (a)	195,500	2,511,879
Shimadzu Corp.	263,000	2,840,510
Shimamura Co. Ltd.	24,600	2,383,398
SHIMANO, Inc.	87,700	13,196,238
SHIMIZU Corp.	660,416	4,709,173
Shin-Etsu Chemical Co., Ltd.	456,662	31,314,511
Shinsei Bank Ltd.	1,859,000	3,574,253
Shionogi & Co. Ltd.	330,991	9,725,671
Shiseido Co. Ltd.	398,450	6,973,083
Shizuoka Bank Ltd.	586,274	6,008,543
Common Stocks - continued
	Shares	Value
Japan - continued
Showa Shell Sekiyu K.K.	212,000	$ 2,030,947
SMC Corp.	61,071	16,987,566
SoftBank Corp.	1,068,930	66,017,770
Sony Corp.	1,276,585	36,068,688
Sony Financial Holdings, Inc.	192,200	2,911,318
Stanley Electric Co. Ltd.	159,825	3,783,694
Sumitomo Chemical Co. Ltd.	1,653,334	7,725,924
Sumitomo Corp.	1,247,442	13,712,738
Sumitomo Electric Industries Ltd.	840,306	10,895,002
Sumitomo Heavy Industries Ltd.	606,822	3,769,018
Sumitomo Metal Mining Co. Ltd.	583,065	9,204,750
Sumitomo Mitsui Financial Group, Inc.	1,416,900	56,454,360
Sumitomo Mitsui Trust Holdings, Inc.	3,682,722	15,300,492
Sumitomo Realty & Development Co. Ltd.	396,000	13,608,828
Sumitomo Rubber Industries Ltd.	190,400	3,291,513
Suntory Beverage & Food Ltd.	155,400	5,832,777
Suzuken Co. Ltd.	77,360	2,441,246
Suzuki Motor Corp.	404,700	12,788,013
Sysmex Corp.	161,000	8,640,502
T&D Holdings, Inc.	643,600	8,358,057
Taiheiyo Cement Corp.	1,300,000	4,346,917
Taisei Corp.	1,139,594	6,878,051
Taisho Pharmaceutical Holdings Co. Ltd.	35,757	2,433,120
Taiyo Nippon Sanso Corp. (d)	164,000	2,529,404
Takashimaya Co. Ltd.	295,000	2,757,032
Takeda Pharmaceutical Co. Ltd.	879,742	45,029,553
TDK Corp.	136,725	9,623,611
Teijin Ltd.	1,039,341	3,518,772
Terumo Corp.	338,724	9,344,110
The Chugoku Bank Ltd.	179,400	2,760,923
The Hachijuni Bank Ltd.	449,000	3,359,289
The Suruga Bank Ltd.	201,700	4,238,861
THK Co. Ltd.	127,000	3,059,678
Tobu Railway Co. Ltd.	1,131,297	5,617,475
Toho Co. Ltd.	125,954	3,058,695
Toho Gas Co. Ltd.	447,000	2,514,784
Tohoku Electric Power Co., Inc.	502,290	5,882,619
Tokio Marine Holdings, Inc.	770,700	28,028,676
Tokyo Electric Power Co., Inc. (a)	1,621,718	6,358,084
Tokyo Electron Ltd.	191,318	14,424,774
Tokyo Gas Co. Ltd.	2,582,395	15,719,959
Tokyo Tatemono Co. Ltd.	462,000	3,437,241
Tokyu Corp.	1,264,954	8,575,780
Tokyu Fudosan Holdings Corp.	525,800	3,591,044
TonenGeneral Sekiyu K.K.	321,856	3,040,312
Toppan Printing Co. Ltd.	614,013	4,403,955
Toray Industries, Inc.	1,637,883	13,597,338
Toshiba Corp.	4,464,880	18,452,971
Toto Ltd.	313,185	4,356,446
Toyo Seikan Group Holdings Ltd.	177,300	2,429,214
Toyo Suisan Kaisha Ltd.	98,100	3,501,668
Toyoda Gosei Co. Ltd.	70,100	1,549,378

	Shares	Value
Toyota Industries Corp.	181,086	$ 10,218,019
Toyota Motor Corp.	3,040,751	205,537,193
Toyota Motor Corp. sponsored ADR (d)	830	112,357
Toyota Tsusho Corp.	237,000	6,567,649
Trend Micro, Inc.	117,000	3,980,690
Unicharm Corp.	414,540	11,468,507
United Urban Investment Corp.	2,794	4,535,798
USS Co. Ltd.	243,900	4,310,174
West Japan Railway Co.	182,800	10,415,589
Yahoo! Japan Corp.	1,588,300	6,386,393
Yakult Honsha Co. Ltd.	97,966	6,207,584
Yamada Denki Co. Ltd. (d)	968,050	4,199,941
Yamaguchi Financial Group, Inc.	232,000	2,728,727
Yamaha Corp.	185,343	3,139,017
Yamaha Motor Co. Ltd.	296,000	7,353,914
Yamato Holdings Co. Ltd.	403,032	9,433,560
Yamato Kogyo Co. Ltd.	42,800	1,153,856
Yamazaki Baking Co. Ltd.	120,000	1,996,238
Yaskawa Electric Corp.	255,800	3,571,043
Yokogawa Electric Corp.	234,700	2,487,771
Yokohama Rubber Co. Ltd.	226,000	2,297,312
TOTAL JAPAN		3,191,113,930
Luxembourg - 0.4%
Altice SA	95,924	9,564,328
ArcelorMittal SA (Netherlands)	1,110,814	12,135,206
Millicom International Cellular SA (depository receipt)	73,824	5,153,601
RTL Group SA	43,398	4,297,961
SES SA (France) (depositary receipt)	336,151	11,586,029
Subsea 7 SA	313,829	3,111,251
Tenaris SA	530,018	7,563,092
TOTAL LUXEMBOURG		53,411,468
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	65
Mauritius - 0.0%
Golden Agri-Resources Ltd.	7,859,680	2,335,672
Netherlands - 3.1%
AEGON NV	2,035,002	15,742,090
Airbus Group NV	654,313	40,359,751
Akzo Nobel NV	270,036	20,065,003
ASML Holding NV (Netherlands)	397,597	42,859,368
CNH Industrial NV	1,055,695	8,742,179
Delta Lloyd NV	221,236	4,015,653
Fiat Chrysler Automobiles NV (a)	1,000,292	15,436,206
Gemalto NV (d)	88,632	7,194,781
Heineken Holding NV	112,791	7,847,021
Heineken NV (Bearer)	256,798	20,069,907
ING Groep NV (Certificaten Van Aandelen) (a)(d)	4,290,261	63,638,291
Koninklijke Ahold NV	1,001,099	18,781,491
Koninklijke Boskalis Westminster NV	94,795	4,404,986
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke KPN NV	3,557,035	$ 12,124,053
Koninklijke Philips Electronics NV	1,063,840	31,805,208
NN Group NV	174,975	5,004,796
OCI NV (a)	94,490	4,012,796
QIAGEN NV (a)	260,181	6,543,721
Randstad Holding NV	140,648	8,286,696
Reed Elsevier NV	777,966	19,289,557
Royal DSM NV	190,999	10,665,498
STMicroelectronics NV	701,305	6,244,528
TNT Express NV	484,405	2,960,263
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,812,056	78,749,678
Vopak NV	78,614	4,134,731
Wolters Kluwer NV	333,848	10,828,582
TOTAL NETHERLANDS		469,806,834
New Zealand - 0.1%
Auckland International Airport Ltd.	1,050,868	3,457,713
Contact Energy Ltd.	412,952	1,930,366
Fletcher Building Ltd.	761,453	4,976,321
Meridian Energy Ltd.	1,373,345	2,254,192
Mighty River Power Ltd.	777,868	2,012,257
Ryman Healthcare Group Ltd.	416,732	2,562,707
Spark New Zealand Ltd.	2,025,145	5,009,050
TOTAL NEW ZEALAND		22,202,606
Norway - 0.6%
DNB ASA	1,082,903	17,629,196
Gjensidige Forsikring ASA	222,216	3,872,667
Norsk Hydro ASA	1,496,230	8,548,715
Orkla ASA	901,299	7,077,726
Statoil ASA	1,244,060	23,369,834
Telenor ASA	837,577	16,803,875
Yara International ASA	200,341	11,028,353
TOTAL NORWAY		88,330,366
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)(d)	39,151,096	3,645,161
Banco Espirito Santo SA (Reg.) (a)	2,598,658	29
Energias de Portugal SA	2,561,630	10,107,604
Galp Energia SGPS SA Class B	425,126	4,997,620
Jeronimo Martins SGPS SA	281,276	3,325,460
TOTAL PORTUGAL		22,075,874
Singapore - 1.3%
Ascendas Real Estate Investment Trust	2,254,183	4,085,433
CapitaCommercial Trust (REIT)	2,331,000	3,018,832
CapitaLand Ltd.	2,847,437	7,500,678
CapitaMall Trust	2,686,200	4,158,845
City Developments Ltd.	452,000	3,392,861
ComfortDelgro Corp. Ltd.	2,245,784	4,844,704
DBS Group Holdings Ltd.	1,950,745	28,011,945

	Shares	Value
Global Logistic Properties Ltd.	3,509,000	$ 6,668,606
Hutchison Port Holdings Trust	6,316,000	4,389,620
Jardine Cycle & Carriage Ltd.	118,267	3,705,471
Keppel Corp. Ltd.	1,622,400	10,416,407
Keppel Land Ltd.	796,000	2,651,678
Oversea-Chinese Banking Corp. Ltd.	3,324,118	25,561,695
Sembcorp Industries Ltd.	1,083,130	3,361,808
Sembcorp Marine Ltd.	950,800	2,085,990
Singapore Airlines Ltd.	572,425	5,040,247
Singapore Exchange Ltd.	898,000	5,389,911
Singapore Press Holdings Ltd.	1,786,021	5,359,963
Singapore Technologies Engineering Ltd.	1,752,161	4,512,665
Singapore Telecommunications Ltd.	8,888,827	27,523,829
StarHub Ltd.	681,000	2,143,662
Suntec (REIT)	2,634,000	3,778,457
United Overseas Bank Ltd.	1,438,189	24,345,321
UOL Group Ltd.	534,356	3,077,884
Wilmar International Ltd.	2,149,000	5,108,970
Yangzijiang Shipbuilding Holdings Ltd.	2,097,000	1,884,892
TOTAL SINGAPORE		202,020,374
Spain - 3.4%
Abertis Infraestructuras SA	447,710	8,742,622
ACS Actividades de Construccion y Servicios SA	195,363	7,262,588
Aena SA	65,000	6,041,639
Amadeus IT Holding SA Class A	474,072	19,549,304
Banco Bilbao Vizcaya Argentaria SA	6,934,135	69,368,522
Banco de Sabadell SA (d)	3,790,821	10,414,400
Banco Popular Espanol SA (d)	1,999,771	9,206,489
Banco Santander SA (Spain)	15,660,688	114,504,988
Bankia SA (a)	5,145,037	7,473,305
Bankinter SA	748,206	5,851,749
Criteria CaixaCorp SA	2,536,455	11,779,443
Distribuidora Internacional de Alimentacion SA	692,019	5,268,269
Enagas SA	224,163	6,878,296
Endesa SA	350,000	7,077,432
Ferrovial SA	463,044	9,814,128
Gas Natural SDG SA	391,204	9,453,791
Grifols SA	166,456	6,753,313
Iberdrola SA (d)	5,737,210	39,208,313
Inditex SA	1,213,002	38,122,857
International Consolidated Airlines Group SA (a)	340,298	3,045,341
International Consolidated Airlines Group SA CDI (a)	777,807	6,964,741
MAPFRE SA (Reg.)	1,084,033	3,807,881
Red Electrica Corporacion SA	120,380	10,256,914
Repsol YPF SA	1,163,202	22,486,543
Telefonica SA	4,686,620	72,807,459
Zardoya Otis SA	194,180	2,348,982
TOTAL SPAIN		514,489,309
Common Stocks - continued
	Shares	Value
Sweden - 3.1%
Alfa Laval AB	347,487	$ 6,977,249
ASSA ABLOY AB (B Shares)	371,659	22,312,022
Atlas Copco AB:
(A Shares)	745,599	24,048,407
(B Shares)	435,647	12,964,378
Boliden AB	301,138	6,097,169
Electrolux AB (B Shares)	268,403	8,766,479
Elekta AB (B Shares) (d)	406,541	4,244,860
Getinge AB (B Shares)	224,428	6,204,948
H&M Hennes & Mauritz AB (B Shares)	1,056,758	46,113,537
Hakon Invest AB	86,051	3,070,670
Hexagon AB (B Shares)	284,477	10,274,202
Husqvarna AB (B Shares)	455,300	3,563,431
Industrivarden AB (C Shares)	183,892	3,537,997
Investment AB Kinnevik (B Shares)	261,805	8,814,761
Investor AB (B Shares)	506,574	20,154,803
Lundin Petroleum AB (a)(d)	239,513	3,530,784
Nordea Bank AB	3,379,666	45,605,425
Sandvik AB	1,185,008	13,304,156
Securitas AB (B Shares)	341,785	4,866,244
Skandinaviska Enskilda Banken AB (A Shares)	1,693,432	21,368,483
Skanska AB (B Shares)	421,014	10,498,838
SKF AB (B Shares)	441,202	11,113,401
Svenska Cellulosa AB (SCA) (B Shares)	653,449	16,255,886
Svenska Handelsbanken AB (A Shares)	555,986	28,009,370
Swedbank AB (A Shares)	1,008,246	26,243,179
Swedish Match Co. AB	224,189	7,064,226
Tele2 AB (B Shares)	351,041	4,120,111
Telefonaktiebolaget LM Ericsson (B Shares)	3,386,258	43,730,401
TeliaSonera AB	2,850,758	18,105,750
Volvo AB (B Shares)	1,709,663	20,629,975
TOTAL SWEDEN		461,591,142
Switzerland - 9.0%
ABB Ltd. (Reg.)	2,446,922	52,435,223
Actelion Ltd.	113,665	13,603,793
Adecco SA (Reg.)	188,835	14,855,641
Aryzta AG	97,601	7,801,118
Baloise Holdings AG	52,623	6,844,550
Barry Callebaut AG	2,413	2,501,967
Coca-Cola HBC AG	223,073	4,001,826
Compagnie Financiere Richemont SA Series A	581,014	51,194,426
Credit Suisse Group AG	1,699,383	41,451,102
Ems-Chemie Holding AG	9,131	4,013,100
Geberit AG (Reg.)	41,795	14,888,112
Givaudan SA	10,259	19,703,392
Holcim Ltd. (Reg.)	254,940	19,668,366
Julius Baer Group Ltd.	249,390	11,512,722
Kuehne & Nagel International AG	60,093	8,749,052
Lindt & Spruengli AG	114	7,428,206

	Shares	Value
Lindt & Spruengli AG (participation certificate)	1,055	$ 5,804,243
Lonza Group AG	58,909	7,260,510
Nestle SA	3,588,883	280,484,829
Novartis AG	2,559,059	261,725,455
Pargesa Holding SA	34,046	2,562,333
Partners Group Holding AG	19,423	5,964,319
Roche Holding AG (participation certificate)	781,671	212,997,149
Schindler Holding AG:
(participation certificate)	50,458	8,325,424
(Reg.)	21,868	3,550,812
SGS SA (Reg.)	6,089	12,320,429
Sika AG (Bearer)	2,380	8,408,077
Sonova Holding AG Class B	59,671	8,268,253
Sulzer AG (Reg.)	26,460	3,216,777
Swatch Group AG (Bearer)	34,765	15,844,540
Swatch Group AG (Bearer) (Reg.)	53,907	4,746,937
Swiss Life Holding AG	35,628	8,457,142
Swiss Prime Site AG	63,555	5,786,515
Swiss Re Ltd.	391,978	36,038,047
Swisscom AG	25,858	14,822,885
Syngenta AG (Switzerland)	103,490	36,571,163
Transocean Ltd. (Switzerland) (d)	401,680	6,433,790
UBS Group AG	4,063,571	71,395,410
Zurich Insurance Group AG	166,295	53,166,954
TOTAL SWITZERLAND		1,354,804,589
United Kingdom - 18.8%
3i Group PLC	1,073,383	8,179,655
Aberdeen Asset Management PLC	1,019,313	7,374,201
Admiral Group PLC	215,075	4,897,642
Aggreko PLC	279,349	7,366,142
Amec Foster Wheeler PLC	427,233	5,807,634
Anglo American PLC (United Kingdom)	1,554,275	28,973,143
Antofagasta PLC	442,981	5,245,484
ARM Holdings PLC	1,562,564	27,806,979
Ashtead Group PLC	558,938	10,268,706
Associated British Foods PLC	396,913	19,149,192
AstraZeneca PLC (United Kingdom)	1,404,427	96,784,427
Aviva PLC	3,279,245	27,147,551
Babcock International Group PLC	380,486	5,932,874
BAE Systems PLC	3,510,830	28,835,437
Barclays PLC	18,265,010	72,326,367
BG Group PLC	3,796,178	55,889,875
BHP Billiton PLC	2,348,999	58,625,004
BP PLC	20,501,766	141,190,089
British American Tobacco PLC (United Kingdom)	2,073,613	120,895,842
British Land Co. PLC	1,069,636	13,681,497
BT Group PLC	9,053,522	63,477,069
Bunzl PLC	368,207	10,777,933
Burberry Group PLC	491,701	14,210,588
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Capita Group PLC	732,083	$ 13,427,089
Carnival PLC	204,197	9,192,183
Carphone Warehouse Group PLC	1,080,682	7,351,018
Centrica PLC	5,591,033	21,087,283
Cobham PLC	1,266,919	6,675,599
Compass Group PLC	1,862,014	33,116,202
Croda International PLC	151,047	6,363,862
Diageo PLC	2,795,283	83,437,059
Direct Line Insurance Group PLC	1,671,175	8,447,063
easyJet PLC	170,845	4,568,307
Fresnillo PLC	248,725	3,152,591
G4S PLC (United Kingdom)	1,696,827	7,806,546
GKN PLC	1,816,795	10,243,345
GlaxoSmithKline PLC	5,390,548	127,817,133
GlaxoSmithKline PLC sponsored ADR (d)	2,239	106,173
Hammerson PLC	866,828	9,039,895
Hargreaves Lansdown PLC	265,091	4,624,646
HSBC Holdings PLC (United Kingdom)	21,305,194	189,918,504
ICAP PLC	605,529	5,010,774
IMI PLC	302,352	6,446,317
Imperial Tobacco Group PLC	1,064,250	52,462,343
Inmarsat PLC	471,706	6,379,411
InterContinental Hotel Group PLC	261,837	10,682,075
Intertek Group PLC	180,725	7,059,011
Intu Properties PLC	1,017,539	5,553,229
Investec PLC	612,274	5,463,598
ITV PLC	4,271,598	14,857,874
J Sainsbury PLC	1,390,504	5,836,958
Johnson Matthey PLC	227,090	11,951,712
Kingfisher PLC	2,644,861	14,913,405
Land Securities Group PLC	874,982	16,966,562
Legal & General Group PLC	6,601,374	28,485,330
Lloyds Banking Group PLC	63,507,252	77,360,182
London Stock Exchange Group PLC	250,080	9,574,933
Marks & Spencer Group PLC	1,811,665	14,079,267
Meggitt PLC	892,905	7,512,887
Melrose PLC	1,105,416	5,118,083
Merlin Entertainments PLC	557,555	3,624,750
National Grid PLC	4,192,676	57,350,164
Next PLC	170,751	19,757,864
Old Mutual PLC	5,466,383	18,996,809
Pearson PLC	913,467	19,985,090
Persimmon PLC	339,416	9,243,490
Prudential PLC	2,848,947	71,497,897
Prudential PLC ADR (d)	2,253	113,303
Reckitt Benckiser Group PLC	722,750	65,236,750
Reed Elsevier PLC	1,269,008	21,850,339
Rexam PLC	785,660	6,743,953
Rio Tinto PLC	1,415,151	69,646,046
Rolls-Royce Group PLC	2,098,867	30,750,787
Royal & Sun Alliance Insurance Group PLC	1,127,383	7,465,048

	Shares	Value
Royal Bank of Scotland Group PLC (a)	2,817,501	$ 15,924,348
Royal Dutch Shell PLC:
Class A (Netherlands)	194,232	6,341,771
Class A (United Kingdom)	4,191,254	136,544,741
Class B (United Kingdom)	2,716,582	92,075,345
Royal Mail PLC	726,381	4,714,464
SABMiller PLC	1,075,727	61,032,972
Sage Group PLC	1,201,046	8,983,768
Schroders PLC	137,800	6,541,833
Scottish & Southern Energy PLC	1,084,488	26,336,531
Segro PLC	828,626	5,507,276
Severn Trent PLC	265,890	8,337,139
Sky PLC	1,152,976	17,737,919
Smith & Nephew PLC	994,277	18,202,840
Smiths Group PLC	436,890	7,790,390
Sports Direct International PLC (a)	299,983	3,195,588
Standard Chartered PLC (United Kingdom)	2,747,750	42,039,348
Standard Life PLC	2,665,963	17,525,276
Tate & Lyle PLC	521,790	4,797,143
Tesco PLC	9,035,868	34,205,149
The Weir Group PLC	236,044	6,209,658
Travis Perkins PLC	272,784	8,490,134
Tullow Oil PLC	1,009,755	6,037,659
Unilever PLC	1,427,648	62,968,867
United Utilities Group PLC	758,512	11,077,932
Vodafone Group PLC	29,329,238	101,517,621
Vodafone Group PLC sponsored ADR	14,727	508,965
Whitbread PLC	201,734	16,366,542
William Hill PLC	971,572	5,665,354
WM Morrison Supermarkets PLC	2,330,757	7,041,950
TOTAL UNITED KINGDOM		2,832,912,593
TOTAL COMMON STOCKS (Cost $13,367,484,859)		14,603,877,993
Nonconvertible Preferred Stocks - 0.9%

France - 0.2%
Air Liquide SA	277,582	36,685,183
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	60,644	5,863,421
FUCHS PETROLUB AG	76,054	3,173,260
Henkel AG & Co. KGaA	198,326	23,492,001
Porsche Automobil Holding SE (Germany)	169,962	15,738,717
Volkswagen AG	181,174	45,718,493
TOTAL GERMANY		93,985,892
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	6,746,287	$ 6,619,828
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $90,443,732)		137,290,903
Government Obligations - 0.2%
	Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase:
0% 2/4/16	$ 3,000,000	2,994,492
0.05% to 0.1% 3/5/15 to 6/25/15 (e)	15,000,000	14,999,344
TOTAL GOVERNMENT OBLIGATIONS (Cost $17,992,701)		17,993,836
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	308,692,075	308,692,075
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	175,147,070	175,147,070
TOTAL MONEY MARKET FUNDS (Cost $483,839,145)		483,839,145
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $13,959,760,437)	15,243,001,877
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(173,231,756)
NET ASSETS - 100%	$ 15,069,770,121
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
95 ASX SPI 200 Index Contracts (Australia)	March 2015	$ 10,975,349	$ 1,368,157
11 CME S&P 500 Index Contracts (United States)	March 2015	5,782,700	262,028
30 CME NIKKEI 225 Index Contracts (Japan)	March 2015	2,365,517	125,393
11 Eurex Dax Index Contracts (Germany)	March 2015	3,503,452	422,431
670 Eurex Euro Stoxx 50 Index Contracts (Germany)	March 2015	26,916,510	3,868,594
60 Euronext CAC 40 Index Contracts (France)	March 2015	3,324,586	119,757
278 FTSE 100 Index Contracts (United Kingdom)	March 2015	29,699,969	2,377,230
29 HKFE Hang Seng Index Contracts (Hong Kong)	March 2015	4,635,408	72,799
2,199 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2015	206,189,235	3,902,465
225 OMX Stockholm 30 Index Contracts (Sweden)	March 2015	4,546,150	124,279
43 SGX MSCI Index Contracts (Singapore)	March 2015	2,410,537	(29,202)
223 TSE TOPIX Index Contracts (Japan)	March 2015	28,437,743	1,714,104
TOTAL EQUITY INDEX CONTRACTS		$ 328,787,156	$ 14,328,035

The face value of futures purchased as a percentage of net assets is 2.1%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $257,951,212.
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
3/13/15	JPY	Goldman Sachs Bank USA	Buy	190,000,000	$ 1,597,968	$ (9,435)
3/13/15	JPY	Goldman Sachs Bank USA	Buy	215,000,000	1,801,590	(4,039)
3/13/15	JPY	Goldman Sachs Bank USA	Buy	325,000,000	2,757,837	(40,608)
3/13/15	JPY	Goldman Sachs Bank USA	Buy	2,713,000,000	22,743,660	(61,075)
3/20/15	AUD	Goldman Sachs Bank USA	Buy	350,000	272,354	828
3/20/15	AUD	Goldman Sachs Bank USA	Buy	800,000	647,880	(23,465)
3/20/15	AUD	Goldman Sachs Bank USA	Buy	1,000,000	767,180	13,339
3/20/15	AUD	Goldman Sachs Bank USA	Buy	5,800,000	4,745,096	(218,087)
3/20/15	AUD	Goldman Sachs Bank USA	Buy	6,000,000	4,929,120	(246,007)
3/20/15	EUR	Goldman Sachs Bank USA	Buy	1,500,000	1,705,950	(27,001)
3/20/15	EUR	Goldman Sachs Bank USA	Buy	1,500,000	1,840,950	(162,001)
3/20/15	EUR	Goldman Sachs Bank USA	Buy	10,000,000	12,411,620	(1,218,627)
3/20/15	EUR	Goldman Sachs Bank USA	Buy	16,500,000	20,675,061	(2,206,622)
3/20/15	GBP	Goldman Sachs Bank USA	Buy	300,000	462,432	661
3/20/15	GBP	Goldman Sachs Bank USA	Buy	500,000	781,300	(9,478)
3/20/15	GBP	Goldman Sachs Bank USA	Buy	1,500,000	2,270,738	44,727
3/20/15	GBP	Goldman Sachs Bank USA	Buy	8,000,000	12,538,280	(189,135)
3/20/15	GBP	Goldman Sachs Bank USA	Buy	8,800,000	13,853,092	(269,032)
3/20/15	SEK	Goldman Sachs Bank USA	Buy	2,700,000	320,855	3,065
3/20/15	SEK	Goldman Sachs Bank USA	Buy	5,100,000	660,591	(48,742)
3/20/15	SEK	Goldman Sachs Bank USA	Buy	10,000,000	1,327,702	(127,998)
3/20/15	SEK	Goldman Sachs Bank USA	Buy	19,400,000	2,545,504	(218,079)
						$ (5,016,811)
* Amount in U.S. Dollars unless otherwise noted

For the period, the average contract value for forward foreign currency contracts was $111,172,063. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,999,344.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 226,955
Fidelity Securities Lending Cash Central Fund	3,159,976
Total	$ 3,386,931
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,918,297,329	$ 1,349,524,776	$ 568,772,553	$ -
Consumer Staples	1,617,595,563	717,024,050	900,571,513	-
Energy	805,146,384	161,395,299	643,751,085	-
Financials	3,784,212,219	2,491,324,158	1,292,887,963	98
Health Care	1,635,305,132	559,853,016	1,075,452,116	-
Industrials	1,869,365,676	1,623,999,648	245,366,028	-
Information Technology	696,789,965	399,682,369	297,107,596	-
Materials	1,134,664,974	801,785,447	332,879,527	-
Telecommunication Services	739,533,168	243,694,328	495,838,840	-
Utilities	540,258,486	473,825,232	66,433,254	-
Government Obligations	17,993,836	-	17,993,836	-
Money Market Funds	483,839,145	483,839,145	-	-
Total Investments in Securities:	$ 15,243,001,877	$ 9,305,947,468	$ 5,937,054,311	$ 98
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 62,620	$ -	$ 62,620	$ -
Futures Contracts	14,357,237	14,357,237	-	-
Total Assets	$ 14,419,857	$ 14,357,237	$ 62,620	$ -
Liabilities
Forward Foreign Currency Contracts	$ (5,079,431)	$ -	$ (5,079,431)	$ -
Futures Contracts	(29,202)	(29,202)	-	-
Total Liabilities	$ (5,108,633)	$ (29,202)	$ (5,079,431)	$ -
Total Derivative Instruments:	$ 9,311,224	$ 14,328,035	$ (5,016,811)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 328,220,349
Level 2 to Level 1	$ 1,414,332,965
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 14,357,237	$ (29,202)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	62,620	(5,079,431)
Total Value of Derivatives	$ 14,419,857	$ (5,108,633)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $166,125,391) - See accompanying schedule: Unaffiliated issuers (cost $13,475,921,292)	$ 14,759,162,732
Fidelity Central Funds (cost $483,839,145)	483,839,145
Total Investments (cost $13,959,760,437)		$ 15,243,001,877
Segregated cash with brokers for derivative instruments		1,092,834
Cash		759
Foreign currency held at value (cost $8,630,469)		8,658,396
Receivable for investments sold		1,229,406
Unrealized appreciation on foreign currency contracts		62,620
Receivable for fund shares sold		22,357,863
Dividends receivable		40,446,793
Distributions receivable from Fidelity Central Funds		193,029
Receivable for daily variation margin for derivative instruments		204,631
Receivable from investment adviser for expense reductions		406,517
Other receivables		5,291
Total assets		15,317,660,016

Liabilities
Payable for investments purchased	$ 34,883,093
Unrealized depreciation on foreign currency contracts	5,079,431
Payable for fund shares redeemed	30,832,585
Accrued management fee	731,449
Other affiliated payables	1,154,769
Other payables and accrued expenses	61,498
Collateral on securities loaned, at value	175,147,070
Total liabilities		247,889,895

Net Assets		$ 15,069,770,121
Net Assets consist of:
Paid in capital		$ 14,488,211,870
Undistributed net investment income		6,672,387
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(715,985,593)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,290,871,457
Net Assets		$ 15,069,770,121

Statement of Assets and Liabilities - continued

February 28, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($2,972,697,716 ÷ 74,780,975 shares)	$ 39.75

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($8,304,964,004 ÷ 208,898,408 shares)	$ 39.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,994,854,079 ÷ 50,172,047 shares)	$ 39.76

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,797,254,322 ÷ 45,204,260 shares)	$ 39.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 447,774,807
Interest		224,664
Income from Fidelity Central Funds (including $3,159,976 from security lending)		3,386,931
Income before foreign taxes withheld		451,386,402
Less foreign taxes withheld		(31,305,272)
Total income		420,081,130

Expenses
Management fee	$ 8,314,751
Transfer agent fees	13,165,157
Independent compensation	55,791
Miscellaneous	20,694
Total expenses before reductions	21,556,393
Expense reductions	(4,566,939)	16,989,454
Net investment income (loss)		403,091,676
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(35,610,372)
Foreign currency transactions	(12,945,380)
Futures contracts	6,313,999
Total net realized gain (loss)		(42,241,753)
Change in net unrealized appreciation (depreciation) on: Investment securities	(358,306,912)
Assets and liabilities in foreign currencies	(9,382,146)
Futures contracts	11,118,428
Total change in net unrealized appreciation (depreciation)		(356,570,630)
Net gain (loss)		(398,812,383)
Net increase in net assets resulting from operations		$ 4,279,293

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 403,091,676	$ 410,785,775
Net realized gain (loss)	(42,241,753)	(14,214,095)
Change in net unrealized appreciation (depreciation)	(356,570,630)	1,674,640,181
Net in net assets resulting from operations	4,279,293	2,071,211,861
Distributions to from net investment income	(455,386,903)	(295,551,780)
Distributions to from net realized gain	-	(11,664,541)
Total distributions	(455,386,903)	(307,216,321)
Share transactions - net increase (decrease)	2,430,773,213	1,293,577,160
Redemption fees	729,567	896,226
Total increase (decrease) in net assets	1,980,395,170	3,058,468,926

Net Assets
Beginning of period	13,089,374,951	10,030,906,025
End of period (including undistributed net investment income of $6,672,387 and undistributed net investment income of $87,257,584, respectively)	$ 15,069,770,121	$ 13,089,374,951

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 41.19	$ 35.31	$ 33.06	$ 37.29	$ 31.74
Income from Investment Operations
Net investment income (loss) B	1.13	1.35E	1.03	1.19	.94
Net realized and unrealized gain (loss)	(1.31)	5.53	2.23	(4.28)	5.45
Total from investment operations	(.18)	6.88	3.26	(3.09)	6.39
Distributions from net investment income	(1.26)	(.96)	(.97)	(1.12)	(.81)
Distributions from net realized gain	-	(.04)	(.04)	(.02)	(.03)
Total distributions	(1.26)	(1.00)	(1.01)	(1.14)	(.84)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 39.75	$ 41.19	$ 35.31	$ 33.06	$ 37.29
Total ReturnA	(.29)%	19.66%	10.01%	(7.92)%	20.34%
Ratios to Average Net Assets C, F
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.11%	.10%
Expenses net of all reductions	.20%	.20%	.20%	.11%	.10%
Net investment income (loss)	2.83%	3.52% E	3.16%	3.54%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,972,698	$ 2,640,165	$ 2,282,743	$ 3,424,239	$ 6,932,647
Portfolio turnover rateD	1%	2%	1%	9%	1%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 41.20	$ 35.31	$ 33.07	$ 37.29	$ 31.74
Income from Investment Operations
Net investment income (loss) B	1.17	1.38E	1.06	1.20	.96
Net realized and unrealized gain (loss)	(1.32)	5.54	2.22	(4.28)	5.44
Total from investment operations	(.15)	6.92	3.28	(3.08)	6.40
Distributions from net investment income	(1.29)	(.99)	(1.00)	(1.12)	(.82)
Distributions from net realized gain	-	(.04)	(.04)	(.02)	(.03)
Total distributions	(1.29)	(1.03)	(1.04)	(1.14)	(.85)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 39.76	$ 41.20	$ 35.31	$ 33.07	$ 37.29
Total ReturnA	(.21)%	19.79%	10.07%	(7.87)%	20.38%
Ratios to Average Net Assets C, F
Expenses before reductions	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.07%	.07%
Expenses net of all reductions	.12%	.12%	.12%	.07%	.07%
Net investment income (loss)	2.91%	3.60% E	3.24%	3.57%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,304,964	$ 7,201,814	$ 5,322,884	$ 3,476,600	$ 3,062,970
Portfolio turnover rateD	1%	2%	1%	9%	1%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2015	2014	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 41.20	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	1.18	1.40G	1.07	.32
Net realized and unrealized gain (loss)	(1.31)	5.54	2.22	2.48
Total from investment operations	(.13)	6.94	3.29	2.80
Distributions from net investment income	(1.31)	(1.01)	(1.01)	(1.02)
Distributions from net realized gain	-	(.04)	(.04)	-
Total distributions	(1.31)	(1.05)	(1.05)	(1.02)
Redemption fees added to paid in capital D, K	-	-	-	-
Net asset value, end of period	$ 39.76	$ 41.20	$ 35.31	$ 33.07
Total Return B, C	(.16)%	19.85%	10.12%	9.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.10% M	.10% M	.10% M	.10%A, M
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%	.07%	.07%	.07%A
Net investment income (loss)	2.96%	3.65% G	3.29%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,994,854	$ 1,595,562	$ 1,269,545	$ 860,659
Portfolio turnover rateF	1%	2%	1%	9% L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LAmount not annualized. MAmount represents .095%.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2015	2014	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 41.20	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	1.19	1.41G	1.08	.32
Net realized and unrealized gain (loss)	(1.32)	5.53	2.22	2.48
Total from investment operations	(.13)	6.94	3.30	2.80
Distributions from net investment income	(1.31)	(1.01)	(1.02)	(1.02)
Distributions from net realized gain	-	(.04)	(.04)	-
Total distributions	(1.31)	(1.05)	(1.06)	(1.02)
Redemption fees added to paid in capital D, K	-	-	-	-
Net asset value, end of period	$ 39.76	$ 41.20	$ 35.31	$ 33.07
Total Return B, C	(.15)%	19.86%	10.13%	9.45%
Ratios to Average Net Assets E, I
Expenses before reductions	.08% M	.08% M	.08% M	.08%A, M
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%A
Expenses net of all reductions	.06%	.06%	.06%	.06%A
Net investment income (loss)	2.97%	3.66% G	3.30%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,797,254	$ 1,651,834	$ 1,155,733	$ 958,101
Portfolio turnover rateF	1%	2%	1%	9% L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LAmount not annualized. MAmount represents .075%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Extended Market Index	$ 15,098,479,814	$ 5,738,594,925	$ (1,113,535,865)	$ 4,625,059,060
Spartan International Index	14,041,793,019	3,250,554,511	(2,049,345,653)	1,201,208,858

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 37,055,168	$ 183,642,830	$ -	$ 4,625,059,060
Spartan International Index	1,655,525	-	(623,023,920)	1,202,926,747

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	(119,933,607)	(148,608,684)	(49,793,394)	(318,335,685)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Spartan International Index	(14,725,344)	(289,962,891)	(304,688,235)	(623,023,920)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 28, 2015
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 271,680,384	$ 338,253,674	$ 609,934,058
Spartan International Index	455,386,903	-	455,386,903
February 28, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 164,440,567	$ 210,951,340	$ 375,391,907
Spartan International Index	307,216,321	-	307,216,321

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to.75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 6,871,920	$ (6,418,788)
Totals (a)	$ 6,871,920	$ (6,418,788)
Spartan International Index
Equity Risk
Futures Contracts	$ 6,313,999	$ 11,118,428
Foreign Exchange Risk
Forward Foreign Currency Contracts	(8,673,748)	(6,534,367)
Totals (a)	$ (2,359,749)	$ 4,584,061

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representation of volume of activity during the period for Spartan Extended Market Index. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	2,321,008,558	1,098,016,641
Spartan International Index	2,384,041,411	121,162,567

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%
Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 752,661
Fidelity Advantage Class	1,244,266
Fidelity Advantage Institutional Class	48,764
$ 2,045,691
Spartan International Index
Investor Class	$ 3,894,163
Fidelity Advantage Class	8,409,655
Institutional Class	606,645
Fidelity Advantage Institutional Class	254,694
$ 13,165,157

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 22,050
Spartan International Index	20,694

During the period, the Funds did not borrow on this line of credit.

Annual Report

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 53,003
Spartan International Index
Fidelity Advantage Class	.12%	3,861,387
Institutional Class	.07%	442,527
Fidelity Advantage Institutional Class	.06%	262,017

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Extended Market Index	$ 1,082
Spartan International Index	1,006

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 909
Spartan International Index	2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2015	2014
Spartan Extended Market Index
From net investment income
Investor Class	$ 23,752,681	$ 16,621,797
Fidelity Advantage Class	163,631,397	112,997,472
Fidelity Advantage Institutional Class	6,258,081	835,637
Total	$ 193,642,159	$ 130,454,906

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Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended February 28,	2015	2014
Spartan Extended Market Index
From net realized gain
Investor Class	$ 52,141,822	$ 31,841,694
Fidelity Advantage Class	352,024,209	211,703,785
Fidelity Advantage Institutional Class	12,125,868	1,391,522
Total	$ 416,291,899	$ 244,937,001
Spartan International Index
From net investment income
Investor Class	$ 89,642,464	$ 58,011,983
Fidelity Advantage Class	249,759,829	160,441,037
Institutional Class	60,453,779	37,902,014
Fidelity Advantage Institutional Class	55,530,831	39,196,746
Total	$ 455,386,903	$ 295,551,780
From net realized gain
Investor Class	$ -	$ 2,366,597
Fidelity Advantage Class	-	6,326,343
Institutional Class	-	1,463,888
Fidelity Advantage Institutional Class	-	1,507,713
Total	$ -	$ 11,664,541

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
Spartan Extended Market Index
Investor Class
Shares sold	10,120,043	19,932,366	$ 549,617,843	$ 967,050,540
Reinvestment of distributions	1,386,862	950,199	74,343,690	47,450,450
Shares redeemed	(9,403,900)	(10,812,918)	(515,022,951)	(534,857,352)
Net increase (decrease)	2,103,005	10,069,647	$ 108,938,582	$ 479,643,638
Fidelity Advantage Class
Shares sold	59,205,212	84,733,601	$ 3,230,782,675	$ 4,185,536,521
Reinvestment of distributions	9,243,745	6,264,021	495,373,702	312,421,897
Shares redeemed	(57,851,731)	(35,284,757)	(3,152,807,384)	(1,747,457,820)
Net increase (decrease)	10,597,226	55,712,865	$ 573,348,993	$ 2,750,500,598
Fidelity Advantage Institutional Class
Shares sold	13,365,402	1,794,400	$ 731,714,410	$ 94,062,308
Reinvestment of distributions	341,391	43,657	18,383,949	2,227,159
Shares redeemed	(2,294,908)	(111,385)	(124,843,110)	(5,860,887)
Net increase (decrease)	11,411,885	1,726,672	$ 625,255,249	$ 90,428,580
Spartan International Index
Investor Class
Shares sold	21,944,365	20,112,329	$ 874,869,887	$ 772,478,855
Reinvestment of distributions	2,309,004	1,523,594	87,873,135	58,871,715
Shares redeemed	(13,565,036)	(22,200,847)	(536,843,768)	(857,809,530)
Net increase (decrease)	10,688,333	(564,924)	$ 425,899,254	$ (26,458,960)
Fidelity Advantage Class
Shares sold	61,902,007	53,596,060	$ 2,459,259,650	$ 2,066,510,885
Reinvestment of distributions	5,988,253	3,892,047	227,934,673	150,388,696
Shares redeemed	(33,806,199)	(33,423,301)	(1,335,982,994)	(1,274,395,424)
Net increase (decrease)	34,084,061	24,064,806	$ 1,351,211,329	$ 942,504,157

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
Spartan International Index
Institutional Class
Shares sold	20,249,316	12,102,316	$ 805,338,043	$ 463,354,188
Reinvestment of distributions	1,589,444	1,018,728	60,450,959	39,363,642
Shares redeemed	(10,392,571)	(10,345,415)	(411,389,900)	(398,770,131)
Net increase (decrease)	11,446,189	2,775,629	$ 454,399,102	$ 103,947,699
Fidelity Advantage Institutional Class
Shares sold	11,678,633	14,681,068	$ 466,418,098	$ 551,158,148
Reinvestment of distributions	1,457,622	1,053,409	55,529,913	40,703,723
Shares redeemed	(8,025,060)	(8,369,672)	(322,684,483)	(318,277,607)
Net increase (decrease)	5,111,195	7,364,805	$ 199,263,528	$ 273,584,264

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 27, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 174 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and FMR Investment Management (U.K.) Limited (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, FMR Investment Management (U.K.) Limited, Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Institutional Class	4/13/15	4/10/15	$0.16912	$0.000
Fidelity Advantage Institutional Class	4/13/15	4/10/15	$0.16997	$0.000
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	4/13/15	4/10/15	$0.12241	$0.642
Spartan International Index Fund
Institutional Class	4/13/15	4/10/15	$0.01280	$0.000
Fidelity Advantage Institutional Class	4/13/15	4/10/15	$0.01390	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Extended Market Index Fund	$381,283,672

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	April 2014	December 2014
Spartan Total Market Index Fund
Institutional Class	100%	93%
Fidelity Advantage Institutional Class	100%	93%
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	16%	54%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2014	December 2014
Spartan Total Market Index Fund
Institutional Class	100%	98%
Fidelity Advantage Institutional Class	100%	97%
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	20%	55%
Spartan International Index Fund
Institutional Class	100%	82%
Fidelity Advantage Institutional Class	100%	81%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Institutional Class	04/14/14	$0.2904	$0.0087
	12/22/14	$1.0533	$0.0667
Fidelity Advantage Institutional Class	04/14/14	$0.2915	$0.0087
	12/22/14	$1.0561	$0.0667

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY
SIF-I-UANNPRO-0415
1.938970.103

Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Spartan® Total Market Index

Fund
Class F

Annual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Past 10 years
Class F A	14.01%	16.36%	8.43%

A The initial offering of Class F took place on September 24, 2009. Returns prior to September 24, 2009, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Class F on February 28, 2005. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period. See footnote A above for additional information regarding the performance of Class F.
Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near its all-time high for the 12 months ending February 28, 2015, supported by low interest rates and the relative strength of the U.S. economy and dollar. The large-cap S&P 500® Index returned 15.51%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® returned 16.58%, while the small-cap Russell 2000® Index returned 5.63%, rallying from early-period weakness amid growth and valuation worries. Among S&P 500® sectors, all except one notched a double-digit gain, led by health care (+24%), information technology (+22%) and consumer staples (+22%). Energy (-7%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning midyear and attributed to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about economic growth and Ebola, as well as unrest in Syria, Iraq and Ukraine. Nevertheless, the index finished the period well above its mid-October nadir, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate, and consumer confidence that declined only slightly from its 11-year high reached in January.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the year, the fund's Class F shares gained 14.01%, in line with the 14.00% advance of its benchmark, the Dow Jones U.S. Total Stock Market IndexSM. Apple, the largest position in the index and fund, was the biggest individual contributor by a huge margin. This well-known maker of mobile devices and personal computers continued to generate financial results well beyond analysts' expectations. Also within information technology, semiconductor manufacturer Intel benefited from increased optimism about the prospects for chipmakers, as well as better-than-anticipated quarterly profits. Software maker Microsoft and network communications gear maker Cisco Systems were other meaningful contributors within this sector. In financials, Berkshire Hathaway, an insurance-focused conglomerate led by famed investor Warren Buffett, added value, as did bank stock Wells Fargo. Many of the fund's biggest detractors were energy stocks hurt by a sharply falling oil price, including energy producers Exxon Mobil, Occidental Petroleum and Chevron. Another meaningful detractor in this sector was oil-field services company Halliburton. A lower oil price, among other challenges, also weighed on mining- and-energy company Freeport-McMoRan. Elsewhere, the biggest individual detractor was Internet search giant Google, whose earnings repeatedly lagged analysts' expectations due to rising expenses coupled with a more challenging environment for its core advertising business.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Investor Class	.100%
Actual		$ 1,000.00	$ 1,059.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 1,059.40	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,059.30	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Fidelity Advantage Institutional Class	.035%
Actual		$ 1,000.00	$ 1,059.50	$ .18
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .18
Class F	.035%
Actual		$ 1,000.00	$ 1,059.40	$ .18
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.2	2.8
Exxon Mobil Corp.	1.6	1.9
Microsoft Corp.	1.6	1.5
Johnson & Johnson	1.2	1.3
Berkshire Hathaway, Inc. Class B	1.2	1.1
General Electric Co.	1.1	1.2
Wells Fargo & Co.	1.1	1.1
Procter & Gamble Co.	1.0	1.0
JPMorgan Chase & Co.	1.0	1.0
Pfizer, Inc.	0.9	0.8
	13.9
Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	18.4
Financials	17.2	17.1
Health Care	14.2	13.2
Consumer Discretionary	13.1	12.5
Industrials	11.1	11.2
Consumer Staples	8.4	8.0
Energy	7.3	9.6
Materials	3.6	3.8
Utilities	3.0	3.0
Telecommunication Services	2.1	2.1

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2015

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	93,804	$ 2,337,596
Autoliv, Inc. (d)	118,893	13,375,463
BorgWarner, Inc.	281,937	17,327,848
Clean Diesel Technologies, Inc. (a)(d)	42,378	86,451
Cooper Tire & Rubber Co.	72,740	2,768,484
Cooper-Standard Holding, Inc. (a)	18,059	978,978
Dana Holding Corp.	208,374	4,552,972
Delphi Automotive PLC	368,663	29,065,391
Dorman Products, Inc. (a)(d)	40,228	1,774,457
Drew Industries, Inc. (a)	31,215	1,841,373
Federal-Mogul Corp. Class A (a)	65,766	859,562
Fox Factory Holding Corp. (a)	22,891	341,076
Fuel Systems Solutions, Inc. (a)(d)	20,668	224,041
Gentex Corp.	379,939	6,694,525
Gentherm, Inc. (a)	41,178	1,912,718
Jason Industries, Inc. (a)	13,118	93,794
Johnson Controls, Inc.	837,993	42,578,424
Lear Corp.	96,143	10,471,896
Modine Manufacturing Co. (a)	62,657	812,035
Motorcar Parts of America, Inc. (a)	20,115	528,019
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	28,606	88,679
Remy International, Inc.	45,626	1,043,467
Shiloh Industries, Inc. (a)	7,922	98,312
Spartan Motors, Inc.	44,931	223,756
Standard Motor Products, Inc.	27,135	1,137,499
Stoneridge, Inc. (a)	33,804	390,436
Strattec Security Corp.	4,334	294,755
Superior Industries International, Inc. (d)	32,436	629,907
Sypris Solutions, Inc.	16,848	42,120
Tenneco, Inc. (a)	73,068	4,255,480
The Goodyear Tire & Rubber Co.	346,413	9,259,619
Tower International, Inc. (a)	19,656	532,088
TRW Automotive Holdings Corp. (a)	139,093	14,499,054
UQM Technologies, Inc. (a)(d)	38,648	40,967
Visteon Corp. (a)	54,951	5,524,224
		176,685,466
Automobiles - 0.6%
Ford Motor Co.	4,827,045	78,873,915
General Motors Co.	1,691,814	63,121,580
Harley-Davidson, Inc. (d)	269,511	17,132,814
Tesla Motors, Inc. (a)(d)	120,822	24,567,945
Thor Industries, Inc. (d)	55,365	3,413,806
Winnebago Industries, Inc. (d)	39,123	908,045
		188,018,105
Distributors - 0.1%
Core-Mark Holding Co., Inc.	26,901	1,891,678
Genuine Parts Co.	192,526	18,497,898
LKQ Corp. (a)	374,870	9,212,430
Pool Corp. (d)	56,544	3,911,148

	Shares	Value
VOXX International Corp. (a)(d)	18,073	$ 155,428
Weyco Group, Inc.	5,169	139,253
		33,807,835
Diversified Consumer Services - 0.2%
2U, Inc. (d)	6,579	121,580
American Public Education, Inc. (a)(d)	20,589	667,084
Apollo Education Group, Inc. Class A (non-vtg.) (a)	121,425	3,357,401
Ascent Capital Group, Inc. (a)(d)	16,905	743,313
Bridgepoint Education, Inc. (a)	9,049	91,576
Bright Horizons Family Solutions, Inc. (a)(d)	47,641	2,415,399
Capella Education Co.	13,812	895,294
Career Education Corp. (a)	70,894	378,574
Carriage Services, Inc.	15,957	366,851
Chegg, Inc. (a)(d)	67,008	544,105
Collectors Universe, Inc.	4,772	108,658
DeVry, Inc.	67,010	2,449,216
Graham Holdings Co.	5,627	5,550,360
Grand Canyon Education, Inc. (a)	62,360	2,859,830
H&R Block, Inc.	337,746	11,534,026
Houghton Mifflin Harcourt Co. (a)(d)	193,881	3,834,966
ITT Educational Services, Inc. (a)(d)	22,063	163,266
K12, Inc. (a)	35,687	604,181
Liberty Tax, Inc. (a)	2,034	57,806
LifeLock, Inc. (a)(d)	108,404	1,515,488
Lincoln Educational Services Corp.	15,671	45,759
National American University Holdings, Inc.	5,378	17,479
Regis Corp. (a)	52,945	849,238
Service Corp. International	256,776	6,380,884
ServiceMaster Global Holdings, Inc.	90,710	3,137,659
Sotheby's Class A (Ltd. vtg.) (d)	74,799	3,287,416
Steiner Leisure Ltd. (a)(d)	15,523	715,921
Strayer Education, Inc. (a)(d)	14,558	886,145
Universal Technical Institute, Inc.	29,419	289,483
Weight Watchers International, Inc. (a)(d)	34,295	388,562
		54,257,520
Hotels, Restaurants & Leisure - 2.0%
Ambassadors Group, Inc. (a)	24,177	59,717
ARAMARK Holdings Corp.	184,748	5,847,274
Belmond Ltd. Class A (a)	110,162	1,347,281
Biglari Holdings, Inc. (a)(d)	2,475	1,077,145
BJ's Restaurants, Inc. (a)(d)	35,904	1,874,907
Bloomin' Brands, Inc.	141,362	3,641,485
Bob Evans Farms, Inc.	27,901	1,634,441
Boyd Gaming Corp. (a)	92,406	1,276,127
Bravo Brio Restaurant Group, Inc. (a)	12,451	162,237
Brinker International, Inc.	84,914	5,048,986
Buffalo Wild Wings, Inc. (a)(d)	25,209	4,817,944
Caesars Entertainment Corp. (a)(d)	56,403	597,872
Carnival Corp. unit	566,794	24,933,268
Carrols Restaurant Group, Inc. (a)	34,793	273,125
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Century Casinos, Inc. (a)	28,742	$ 161,817
Chipotle Mexican Grill, Inc. (a)	38,660	25,707,740
Choice Hotels International, Inc. (d)	44,031	2,794,648
Churchill Downs, Inc.	15,167	1,665,943
Chuy's Holdings, Inc. (a)(d)	19,492	437,985
ClubCorp Holdings, Inc.	34,731	618,212
Cosi, Inc. (a)(d)	30,434	81,867
Cracker Barrel Old Country Store, Inc. (d)	30,571	4,617,138
Darden Restaurants, Inc.	168,973	10,814,272
Dave & Buster's Entertainment, Inc.	14,744	460,013
Del Frisco's Restaurant Group, Inc. (a)	28,720	576,985
Denny's Corp. (a)	93,175	1,072,444
Diamond Resorts International, Inc. (a)(d)	93,410	3,236,657
DineEquity, Inc.	19,807	2,149,654
Domino's Pizza, Inc.	66,862	6,788,499
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,719
Dover Motorsports, Inc.	9,993	24,983
Dunkin' Brands Group, Inc.	131,377	6,156,326
El Pollo Loco Holdings, Inc. (a)(d)	17,802	437,751
Eldorado Resorts, Inc. (a)	8,529	39,233
Empire Resorts, Inc. (a)(d)	20,107	107,975
Entertainment Gaming Asia, Inc.	2,061	3,627
Extended Stay America, Inc. unit	66,841	1,290,031
Famous Dave's of America, Inc. (a)(d)	7,623	234,179
Fiesta Restaurant Group, Inc. (a)(d)	33,170	2,156,382
Frisch's Restaurants, Inc.	500	14,040
Hilton Worldwide Holdings, Inc. (a)	513,282	14,510,482
Hyatt Hotels Corp. Class A (a)	74,342	4,500,665
Ignite Restaurant Group, Inc. (a)	4,841	34,516
International Game Technology	302,223	5,391,658
International Speedway Corp. Class A (d)	32,760	1,016,543
Interval Leisure Group, Inc. (d)	46,155	1,246,185
Intrawest Resorts Holdings, Inc.	22,150	209,096
Isle of Capri Casinos, Inc. (a)	20,657	257,593
Jack in the Box, Inc.	48,147	4,655,333
Jamba, Inc. (a)(d)	19,136	289,719
Kona Grill, Inc. (a)(d)	8,466	207,078
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,787,582
La Quinta Holdings, Inc.	72,875	1,618,554
Lakes Entertainment, Inc. (a)	1,436	12,206
Las Vegas Sands Corp.	461,553	26,262,366
Life Time Fitness, Inc. (a)(d)	49,894	2,883,873
Luby's, Inc. (a)	14,614	81,838
Marcus Corp.	22,859	445,522
Marriott International, Inc. Class A	264,168	21,952,361
Marriott Vacations Worldwide Corp.	38,724	2,945,347
McDonald's Corp.	1,221,095	120,766,296
MGM Mirage, Inc. (a)	443,377	9,634,582
Monarch Casino & Resort, Inc. (a)	11,528	209,810

	Shares	Value
Morgans Hotel Group Co. (a)	27,678	$ 214,781
Nathan's Famous, Inc. (a)	3,561	291,147
Noodles & Co. (a)(d)	16,951	309,017
Norwegian Cruise Line Holdings Ltd. (a)	125,047	6,167,318
Panera Bread Co. Class A (a)(d)	31,690	5,115,717
Papa John's International, Inc.	38,520	2,382,077
Penn National Gaming, Inc. (a)(d)	107,531	1,751,680
Pinnacle Entertainment, Inc. (a)(d)	74,176	1,909,290
Popeyes Louisiana Kitchen, Inc. (a)	27,974	1,678,720
Potbelly Corp. (a)(d)	17,598	236,517
Premier Exhibitions, Inc. (a)	7,733	2,784
Rave Restaurant Group, Inc. (a)(d)	9,079	118,209
RCI Hospitality Holdings, Inc. (a)	5,726	59,837
Red Lion Hotels Corp. (a)	3,129	21,277
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,764,472
Royal Caribbean Cruises Ltd.	209,761	16,029,936
Ruby Tuesday, Inc. (a)(d)	88,086	579,606
Ruth's Hospitality Group, Inc.	33,916	517,558
Scientific Games Corp. Class A (a)(d)	70,193	948,307
SeaWorld Entertainment, Inc. (d)	80,309	1,504,991
Six Flags Entertainment Corp.	119,451	5,409,936
Sonic Corp.	105,686	3,359,758
Speedway Motorsports, Inc.	16,331	387,371
Starbucks Corp.	937,768	87,667,241
Starwood Hotels & Resorts Worldwide, Inc.	220,579	17,719,111
Texas Roadhouse, Inc. Class A (d)	84,910	3,196,012
The Cheesecake Factory, Inc.	58,805	2,794,414
Town Sports International Holdings, Inc.	13,107	90,700
Vail Resorts, Inc.	44,936	3,945,830
Wendy's Co.	318,091	3,527,629
Wyndham Worldwide Corp.	153,410	14,033,947
Wynn Resorts Ltd.	100,688	14,348,040
Yum! Brands, Inc.	545,294	44,228,796
Zoe's Kitchen, Inc. (d)	18,893	648,219
		588,121,379
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	9,782	251,495
Beazer Homes U.S.A., Inc. (a)(d)	40,506	690,222
Blyth, Inc.	16,038	118,040
Cavco Industries, Inc. (a)(d)	9,813	703,200
Comstock Holding Companies, Inc. Class A (a)	10,474	10,160
CSS Industries, Inc.	16,118	465,810
D.R. Horton, Inc.	411,845	11,247,487
Dixie Group, Inc. (a)(d)	6,244	55,072
Emerson Radio Corp. (a)	23,724	31,790
Ethan Allen Interiors, Inc. (d)	36,464	978,329
Flexsteel Industries, Inc.	6,435	192,085
Garmin Ltd.	150,776	7,483,013
GoPro, Inc. Class A (d)	33,208	1,394,072
Green Brick Partners, Inc. (a)(d)	8,033	65,469
Harman International Industries, Inc.	85,581	11,809,322
Helen of Troy Ltd. (a)	38,566	2,954,927
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Hooker Furniture Corp.	13,495	$ 248,983
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	662,590
Installed Building Products, Inc. (a)(d)	16,619	289,835
iRobot Corp. (a)(d)	34,979	1,149,060
Jarden Corp. (a)	219,750	11,662,133
KB Home	99,983	1,394,763
Koss Corp.	2,669	5,685
La-Z-Boy, Inc.	61,531	1,535,198
Leggett & Platt, Inc.	173,875	7,833,069
Lennar Corp. Class A (d)	218,422	10,966,969
LGI Homes, Inc. (a)(d)	15,810	223,870
Libbey, Inc.	27,649	1,051,491
Lifetime Brands, Inc.	10,885	174,269
M.D.C. Holdings, Inc. (d)	36,801	1,000,251
M/I Homes, Inc. (a)(d)	24,871	541,442
Meritage Homes Corp. (a)(d)	46,552	2,072,030
Mohawk Industries, Inc. (a)	81,448	15,014,939
NACCO Industries, Inc. Class A	6,219	347,331
New Home Co. LLC (a)(d)	11,951	173,529
Newell Rubbermaid, Inc.	337,039	13,242,262
NVR, Inc. (a)(d)	5,106	6,801,192
PulteGroup, Inc.	423,741	9,559,597
Ryland Group, Inc. (d)	55,709	2,534,760
Skullcandy, Inc. (a)(d)	12,653	131,718
Skyline Corp. (a)	21,741	78,485
Standard Pacific Corp. (a)(d)	260,082	2,273,117
Stanley Furniture Co., Inc. (a)	5,699	18,978
Taylor Morrison Home Corp. (a)	40,708	784,850
Tempur Sealy International, Inc. (a)	74,635	4,292,259
Toll Brothers, Inc. (a)(d)	207,192	7,937,526
TRI Pointe Homes, Inc. (a)	170,220	2,703,094
Tupperware Brands Corp.	65,324	4,664,134
Turtle Beach Corp. (a)(d)	6,672	15,746
UCP, Inc. (a)	9,479	86,259
Universal Electronics, Inc. (a)	17,819	1,006,952
WCI Communities, Inc. (a)(d)	12,892	308,377
Whirlpool Corp.	98,925	20,967,154
William Lyon Homes, Inc. (a)(d)	19,764	448,445
Zagg, Inc. (a)	27,405	211,019
		172,863,854
Internet & Catalog Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	393,994
Amazon.com, Inc. (a)	477,405	181,490,285
Blue Nile, Inc. (a)(d)	17,894	536,462
EVINE Live, Inc. (a)	41,726	264,126
Expedia, Inc.	124,332	11,407,461
FTD Companies, Inc. (a)(d)	25,393	883,676
Gaiam, Inc. Class A (a)	12,609	80,572
Geeknet, Inc. (a)	2,810	20,344
Groupon, Inc. Class A (a)(d)	528,507	4,323,187

	Shares	Value
HSN, Inc.	40,566	$ 2,741,045
Lands' End, Inc. (a)(d)	17,098	626,984
Liberty Interactive Corp.:
(Venture Group) Series A (a)	170,861	6,865,195
Series A (a)	594,036	17,541,883
Liberty TripAdvisor Holdings, Inc. (a)	92,302	3,048,735
Netflix, Inc. (a)	75,574	35,890,848
NutriSystem, Inc. (d)	26,922	463,328
Orbitz Worldwide, Inc. (a)	134,938	1,562,582
Overstock.com, Inc. (a)	16,325	370,904
PetMed Express, Inc. (d)	32,292	496,974
Priceline Group, Inc. (a)	65,628	81,213,337
Shutterfly, Inc. (a)	48,378	2,322,628
Travelport Worldwide Ltd. (d)	47,899	763,510
TripAdvisor, Inc. (a)	138,736	12,382,188
U.S. Auto Parts Network, Inc. (a)	5,048	14,033
Wayfair LLC Class A (d)	16,136	376,776
zulily, Inc. Class A (a)(d)	24,900	348,849
		366,429,906
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	682,458
Black Diamond, Inc. (a)(d)	20,004	145,029
Brunswick Corp.	120,580	6,540,259
Callaway Golf Co.	101,218	909,950
Escalade, Inc.	7,022	108,841
Hasbro, Inc. (d)	143,066	8,915,158
JAKKS Pacific, Inc. (a)(d)	19,661	130,942
Johnson Outdoors, Inc. Class A (d)	3,505	117,558
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	220,069
Malibu Boats, Inc. Class A (a)(d)	12,314	249,359
Marine Products Corp.	11,741	95,807
Mattel, Inc.	420,105	11,057,164
Nautilus, Inc. (a)	31,083	474,327
Polaris Industries, Inc.	74,931	11,489,170
Smith & Wesson Holding Corp. (a)(d)	80,794	1,093,143
Sturm, Ruger & Co., Inc. (d)	24,417	1,268,707
Summer Infant, Inc. (a)	32,605	89,012
Vista Outdoor, Inc. (a)	82,746	3,612,690
		47,199,643
Media - 3.5%
A.H. Belo Corp. Class A	22,177	192,718
AMC Entertainment Holdings, Inc. Class A	19,892	683,887
AMC Networks, Inc. Class A (a)(d)	71,600	5,156,632
Ballantyne of Omaha, Inc. (a)	17,964	81,197
Cablevision Systems Corp. - NY Group Class A (d)	270,372	5,077,586
Carmike Cinemas, Inc. (a)	27,589	862,156
CBS Corp. Class B	593,822	35,094,880
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	160,543
Charter Communications, Inc. Class A (a)	101,256	18,286,834
Cinedigm Corp. (a)	56,149	87,031
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark Holdings, Inc.	124,821	$ 5,082,711
Clear Channel Outdoor Holding, Inc. Class A (a)	47,329	461,931
Comcast Corp. Class A	3,235,858	192,145,248
Crown Media Holdings, Inc. Class A (a)	42,094	144,382
Cumulus Media, Inc. Class A (a)(d)	143,016	570,634
Dex Media, Inc. (a)(d)	8,222	55,499
DIRECTV (a)	628,601	55,694,049
Discovery Communications, Inc.:
Class A (a)(d)	247,368	7,989,986
Class C (non-vtg.) (a)	282,473	8,618,251
DISH Network Corp. Class A (a)	264,389	19,839,751
DreamWorks Animation SKG, Inc. Class A (a)(d)	90,531	1,938,269
E.W. Scripps Co. Class A (a)(d)	36,313	837,378
Emmis Communications Corp. Class A (a)(d)	7,973	17,142
Entercom Communications Corp. Class A (a)(d)	21,235	241,654
Entravision Communication Corp. Class A	63,982	438,917
Gannett Co., Inc.	281,910	9,979,614
Global Eagle Entertainment, Inc. (a)(d)	63,441	843,765
Gray Television, Inc. (a)(d)	54,130	592,182
Harte-Hanks, Inc.	45,482	352,486
Hemisphere Media Group, Inc. (a)(d)	3,383	42,558
Insignia Systems, Inc. (a)	5,038	15,265
Interpublic Group of Companies, Inc.	525,417	11,716,799
John Wiley & Sons, Inc. Class A	64,847	4,193,007
Journal Communications, Inc. Class A (a)	65,699	780,504
Lee Enterprises, Inc. (a)	58,988	177,554
Liberty Broadband Corp.:
Class A (a)	29,388	1,524,062
Class C (a)	99,103	5,159,302
Liberty Global PLC:
Class A (a)	312,866	16,913,536
Class C	756,346	39,458,571
Liberty Media Corp.:
Class A (a)	142,736	5,504,614
Class C (a)	235,108	9,075,169
Lions Gate Entertainment Corp. (d)	114,948	3,746,155
Live Nation Entertainment, Inc. (a)	175,329	4,486,669
Loral Space & Communications Ltd. (a)	17,760	1,263,269
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	185,676
Media General, Inc. (a)(d)	117,961	1,758,799
Meredith Corp.	48,888	2,622,352
Morningstar, Inc.	31,944	2,384,620
National CineMedia, Inc.	75,382	1,148,822
New Media Investment Group, Inc.	54,682	1,350,645
News Corp. Class A (a)	656,529	11,341,538

	Shares	Value
Nexstar Broadcasting Group, Inc. Class A	36,586	$ 1,995,035
Omnicom Group, Inc.	313,455	24,932,211
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	84,397
ReachLocal, Inc. (a)(d)	5,194	15,530
Reading International, Inc. Class A (a)	17,900	232,342
Regal Entertainment Group Class A	109,971	2,599,714
Rentrak Corp. (a)(d)	12,982	710,765
RLJ Entertainment, Inc. (a)	17,180	29,378
Saga Communications, Inc. Class A	3,882	155,202
Salem Communications Corp. Class A	1,732	12,834
Scholastic Corp. (d)	30,587	1,132,025
Scripps Networks Interactive, Inc. Class A	128,495	9,290,189
SFX Entertainment, Inc. (a)(d)	45,804	218,027
Sinclair Broadcast Group, Inc. Class A	88,523	2,430,842
Sirius XM Holdings, Inc. (a)	3,225,479	12,547,113
Sizmek, Inc. (a)	26,444	208,908
Spanish Broadcasting System, Inc. Class A (a)	698	2,604
Starz Series A (a)(d)	139,413	4,634,088
The Madison Square Garden Co. Class A (a)	76,074	5,960,398
The McClatchy Co. Class A (a)	60,729	140,891
The New York Times Co. Class A	162,888	2,278,803
The Walt Disney Co.	1,960,400	204,038,432
Time Warner Cable, Inc.	351,114	54,089,112
Time Warner, Inc.	1,053,109	86,207,503
Time, Inc.	144,432	3,423,038
Townsquare Media, Inc.	1,285	17,001
Tribune Publishing Co.	24,064	517,376
Twenty-First Century Fox, Inc. Class A	2,327,145	81,450,075
Viacom, Inc. Class B (non-vtg.)	463,269	32,401,034
World Wrestling Entertainment, Inc. Class A	44,310	728,456
		1,028,860,122
Multiline Retail - 0.7%
Big Lots, Inc. (d)	72,215	3,445,378
Burlington Stores, Inc. (a)	74,494	4,139,632
Dillard's, Inc. Class A (d)	32,687	4,254,540
Dollar General Corp. (a)	380,326	27,619,274
Dollar Tree, Inc. (a)	253,072	20,164,777
Family Dollar Stores, Inc.	117,091	9,219,745
Fred's, Inc. Class A	41,012	766,104
Gordmans Stores, Inc. (a)(d)	10,233	40,216
JC Penney Corp., Inc. (a)(d)	382,282	3,249,397
Kohl's Corp. (d)	253,260	18,690,588
Macy's, Inc.	435,168	27,728,905
Nordstrom, Inc.	179,776	14,459,384
Sears Holdings Corp. (a)(d)	64,162	2,412,491
Target Corp.	800,021	61,465,613
The Bon-Ton Stores, Inc. (d)	19,775	109,751
Tuesday Morning Corp. (a)(d)	61,992	1,176,608
		198,942,403
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.5%
Aarons, Inc. Class A	97,238	$ 2,898,665
Abercrombie & Fitch Co. Class A	93,188	2,305,471
Advance Auto Parts, Inc.	91,142	14,120,630
Aeropostale, Inc. (a)	110,952	447,137
America's Car Mart, Inc. (a)(d)	10,422	554,503
American Eagle Outfitters, Inc.	220,321	3,298,205
ANN, Inc. (a)	54,843	1,969,412
Asbury Automotive Group, Inc. (a)	40,476	3,184,247
Ascena Retail Group, Inc. (a)	155,242	2,080,243
AutoNation, Inc. (a)	105,216	6,470,784
AutoZone, Inc. (a)	39,774	25,561,954
Barnes & Noble, Inc. (a)(d)	47,734	1,188,577
bebe stores, Inc.	66,951	246,380
Bed Bath & Beyond, Inc. (a)	229,458	17,131,334
Best Buy Co., Inc.	363,514	13,849,883
Big 5 Sporting Goods Corp.	16,237	207,509
Books-A-Million, Inc. (a)	4,414	11,300
Boot Barn Holdings, Inc.	5,572	137,127
Brown Shoe Co., Inc.	56,993	1,709,790
Build-A-Bear Workshop, Inc. (a)(d)	15,205	329,492
Cabela's, Inc. Class A (a)	59,969	3,264,712
CarMax, Inc. (a)(d)	269,269	18,070,643
Chico's FAS, Inc.	193,672	3,530,641
Christopher & Banks Corp. (a)	57,707	288,535
Citi Trends, Inc. (a)	14,433	384,639
Conn's, Inc. (a)(d)	31,322	809,674
CST Brands, Inc.	95,189	3,962,718
Destination Maternity Corp.	22,235	364,209
Destination XL Group, Inc. (a)(d)	42,389	200,076
Dick's Sporting Goods, Inc.	122,121	6,605,525
DSW, Inc. Class A	85,923	3,238,438
Express, Inc. (a)	106,219	1,467,947
Finish Line, Inc. Class A	58,534	1,432,912
Five Below, Inc. (a)(d)	68,254	2,166,041
Foot Locker, Inc.	173,316	9,735,160
Francesca's Holdings Corp. (a)	57,702	864,953
GameStop Corp. Class A (d)	133,177	4,923,554
Gap, Inc.	336,570	14,001,312
Genesco, Inc. (a)(d)	32,141	2,360,114
GNC Holdings, Inc.	113,411	5,453,935
Group 1 Automotive, Inc.	26,617	2,165,027
Guess?, Inc. (d)	92,962	1,683,542
Haverty Furniture Companies, Inc.	22,550	519,778
hhgregg, Inc. (a)(d)	15,184	97,178
Hibbett Sports, Inc. (a)(d)	34,547	1,689,694
Home Depot, Inc.	1,655,628	189,983,313
Kirkland's, Inc. (a)	21,240	504,875
L Brands, Inc.	306,226	28,129,920
Lithia Motors, Inc. Class A (sub. vtg.)	27,731	2,619,470
Lowe's Companies, Inc.	1,220,350	90,415,732
Lumber Liquidators Holdings, Inc. (a)(d)	34,626	1,795,704

	Shares	Value
MarineMax, Inc. (a)(d)	36,815	$ 933,260
Mattress Firm Holding Corp. (a)(d)	21,081	1,284,044
Michaels Companies, Inc. (d)	61,364	1,730,465
Monro Muffler Brake, Inc. (d)	39,787	2,516,130
Murphy U.S.A., Inc. (a)(d)	55,943	3,971,394
New York & Co., Inc. (a)	19,427	43,516
O'Reilly Automotive, Inc. (a)	126,673	26,364,451
Office Depot, Inc. (a)	600,732	5,628,859
Outerwall, Inc.	30,388	1,960,634
Pacific Sunwear of California, Inc. (a)	60,120	167,735
Penske Automotive Group, Inc.	59,093	2,915,058
Perfumania Holdings, Inc. (a)	876	4,800
PetSmart, Inc.	121,222	10,050,516
Pier 1 Imports, Inc.	103,847	1,252,395
Rent-A-Center, Inc. (d)	68,968	1,903,517
Restoration Hardware Holdings, Inc. (a)(d)	47,520	4,186,512
Ross Stores, Inc.	262,253	27,748,990
Sally Beauty Holdings, Inc. (a)	197,231	6,611,183
Sears Hometown & Outlet Stores, Inc. (a)	10,000	132,900
Select Comfort Corp. (a)	68,724	2,206,040
Shoe Carnival, Inc.	21,330	523,438
Signet Jewelers Ltd.	100,339	12,028,639
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	998,993
Sportsman's Warehouse Holdings, Inc. (d)	17,732	130,508
Stage Stores, Inc.	38,699	828,933
Staples, Inc.	799,305	13,400,348
Stein Mart, Inc.	33,638	553,009
Systemax, Inc. (a)	10,113	121,659
The Buckle, Inc. (d)	31,903	1,604,721
The Cato Corp. Class A (sub. vtg.)	30,985	1,373,875
The Children's Place Retail Stores, Inc. (d)	27,695	1,578,338
The Container Store Group, Inc. (a)(d)	22,029	405,774
The Men's Wearhouse, Inc.	53,679	2,694,149
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	743,824
Tiffany & Co., Inc.	140,364	12,382,912
Tile Shop Holdings, Inc. (a)(d)	33,873	373,958
Tilly's, Inc. (a)	14,113	177,259
TJX Companies, Inc.	867,282	59,530,236
Tractor Supply Co. (d)	169,326	14,921,007
Trans World Entertainment Corp.	2,977	11,283
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	80,353	11,310,488
Urban Outfitters, Inc. (a)	121,487	4,733,134
Vitamin Shoppe, Inc. (a)(d)	37,155	1,575,372
West Marine, Inc. (a)	16,394	184,433
Williams-Sonoma, Inc.	104,808	8,431,804
Winmark Corp.	1,991	163,461
Zumiez, Inc. (a)(d)	31,066	1,205,982
		754,032,550
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)(d)	100,872	89,272
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Carter's, Inc.	67,895	$ 6,027,039
Cherokee, Inc.	20,319	370,822
Coach, Inc.	346,357	15,083,847
Columbia Sportswear Co.	34,426	1,924,069
Crocs, Inc. (a)(d)	99,425	1,108,589
Culp, Inc.	9,099	197,812
Deckers Outdoor Corp. (a)(d)	43,271	3,212,439
Delta Apparel, Inc. (a)	1,905	16,859
Fossil Group, Inc. (a)(d)	55,600	4,782,156
G-III Apparel Group Ltd. (a)(d)	25,118	2,643,167
Hanesbrands, Inc.	125,151	15,961,759
Iconix Brand Group, Inc. (a)(d)	61,164	2,065,508
Joe's Jeans, Inc. (a)	32,503	5,526
Kate Spade & Co. (a)(d)	155,696	5,363,727
Lakeland Industries, Inc. (a)(d)	3,598	35,656
lululemon athletica, Inc. (a)(d)	129,949	8,893,710
Michael Kors Holdings Ltd. (a)	258,141	17,401,285
Movado Group, Inc.	22,005	565,308
NIKE, Inc. Class B	878,365	85,306,809
Oxford Industries, Inc. (d)	16,560	911,297
Perry Ellis International, Inc. (a)(d)	15,961	376,680
PVH Corp.	103,657	11,042,580
Quiksilver, Inc. (a)(d)	190,833	400,749
Ralph Lauren Corp.	75,209	10,334,469
Rocky Brands, Inc.	8,326	165,521
Sequential Brands Group, Inc. (a)(d)	30,634	310,322
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	52,325	3,565,426
Steven Madden Ltd. (a)	86,611	3,162,168
Superior Uniform Group, Inc.	11,974	219,723
Tumi Holdings, Inc. (a)(d)	75,723	1,771,161
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	205,897	15,856,128
Unifi, Inc. (a)	18,843	609,006
Vera Bradley, Inc. (a)(d)	29,957	598,840
VF Corp.	434,300	33,293,438
Vince Holding Corp. (a)(d)	20,302	461,464
Wolverine World Wide, Inc. (d)	127,356	3,891,999
		258,026,330
TOTAL CONSUMER DISCRETIONARY		3,867,245,113
CONSUMER STAPLES - 8.4%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)(d)	11,423	3,056,795
Brown-Forman Corp. Class B (non-vtg.)	196,483	18,015,526
Castle Brands, Inc. (a)(d)	38,689	58,420
Coca-Cola Bottling Co. Consolidated	6,914	721,752
Coca-Cola Enterprises, Inc.	270,815	12,511,653
Constellation Brands, Inc. Class A (sub. vtg.) (a)	210,288	24,124,239

	Shares	Value
Craft Brew Alliance, Inc. (a)(d)	6,981	$ 87,263
Dr. Pepper Snapple Group, Inc.	240,160	18,922,206
MGP Ingredients, Inc.	14,349	223,701
Molson Coors Brewing Co. Class B	200,006	15,178,455
Monster Beverage Corp. (a)	180,959	25,536,934
National Beverage Corp. (a)	13,921	311,970
PepsiCo, Inc.	1,881,355	186,216,518
Primo Water Corp. (a)	8,907	36,341
REED'S, Inc. (a)	1,830	9,882
The Coca-Cola Co.	4,961,858	214,848,451
		519,860,106
Food & Staples Retailing - 2.1%
Andersons, Inc.	32,320	1,430,806
Casey's General Stores, Inc.	50,079	4,394,432
Chefs' Warehouse Holdings (a)(d)	22,894	463,832
Costco Wholesale Corp.	548,213	80,565,382
CVS Health Corp.	1,438,475	149,414,398
Diplomat Pharmacy, Inc.	21,752	652,560
Fairway Group Holdings Corp. (a)(d)	15,014	83,628
Fresh Market, Inc. (a)(d)	59,148	2,251,173
Ingles Markets, Inc. Class A (d)	19,385	838,207
Kroger Co.	605,767	43,100,322
Liberator Medical Holdings, Inc. (d)	55,593	212,921
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,082	355,815
Pantry, Inc. (a)	27,944	1,025,545
PriceSmart, Inc. (d)	26,710	2,121,842
Rite Aid Corp. (a)	1,130,516	9,021,518
Roundy's, Inc. (a)(d)	53,080	216,036
Smart & Final Stores, Inc.	20,123	303,052
SpartanNash Co.	50,930	1,352,192
Sprouts Farmers Market LLC (a)(d)	176,502	6,497,039
SUPERVALU, Inc. (a)	276,727	2,734,063
Sysco Corp.	730,600	28,486,094
United Natural Foods, Inc. (a)(d)	66,521	5,523,904
Village Super Market, Inc. Class A	6,879	190,067
Wal-Mart Stores, Inc.	1,989,892	167,011,636
Walgreens Boots Alliance, Inc.	1,095,598	91,022,282
Weis Markets, Inc.	16,523	779,390
Whole Foods Market, Inc.	451,182	25,487,271
		625,535,407
Food Products - 1.6%
Alico, Inc.	4,002	182,771
Archer Daniels Midland Co.	808,014	38,687,710
B&G Foods, Inc. Class A (d)	63,705	1,825,148
Boulder Brands, Inc. (a)(d)	68,009	701,173
Bunge Ltd.	184,392	15,079,578
Cal-Maine Foods, Inc. (d)	44,003	1,655,833
Calavo Growers, Inc. (d)	20,904	876,923
Campbell Soup Co. (d)	224,342	10,452,094
Coffee Holding Co., Inc. (a)	3,401	17,243
ConAgra Foods, Inc.	536,208	18,756,556
Darling International, Inc. (a)	198,455	3,457,086
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (d)	114,288	$ 1,842,323
Diamond Foods, Inc. (a)	29,572	796,965
Farmer Brothers Co. (a)(d)	6,937	168,084
Flowers Foods, Inc.	226,566	4,902,888
Fresh Del Monte Produce, Inc.	55,694	1,960,986
Freshpet, Inc. (d)	16,980	312,941
General Mills, Inc.	757,041	40,721,235
Hormel Foods Corp.	178,475	10,442,572
Ingredion, Inc.	91,194	7,497,059
Inventure Foods, Inc. (a)	20,016	201,961
J&J Snack Foods Corp.	19,285	1,951,449
John B. Sanfilippo & Son, Inc.	10,819	400,844
Kellogg Co.	320,110	20,640,693
Keurig Green Mountain, Inc.	153,069	19,528,543
Kraft Foods Group, Inc.	738,490	47,307,669
Lancaster Colony Corp.	25,658	2,345,141
Landec Corp. (a)(d)	25,874	361,201
Lifeway Foods, Inc. (a)	1,962	36,748
Limoneira Co. (d)	13,723	286,811
McCormick & Co., Inc. (non-vtg.)	167,367	12,616,124
Mead Johnson Nutrition Co. Class A	253,434	26,549,746
Mondelez International, Inc.	2,111,835	78,000,626
Omega Protein Corp. (a)	32,056	342,358
Pilgrims Pride Corp. (d)	80,459	2,206,990
Pinnacle Foods, Inc.	116,678	4,235,411
Post Holdings, Inc. (a)(d)	64,244	3,178,793
Sanderson Farms, Inc. (d)	25,904	2,207,280
Seaboard Corp. (a)(d)	372	1,491,720
Seneca Foods Corp. Class A (a)	7,029	190,064
Snyders-Lance, Inc.	71,200	2,196,520
The Hain Celestial Group, Inc. (a)(d)	125,045	7,819,064
The Hershey Co. (d)	183,909	19,086,076
The J.M. Smucker Co.	126,517	14,593,736
Tootsie Roll Industries, Inc. (d)	36,098	1,190,512
TreeHouse Foods, Inc. (a)(d)	53,288	4,452,745
Tyson Foods, Inc. Class A	365,189	15,085,958
WhiteWave Foods Co. (a)	218,645	8,953,513
		457,795,464
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	43,877	424,729
Church & Dwight Co., Inc.	170,767	14,539,102
Clorox Co.	160,037	17,386,420
Colgate-Palmolive Co.	1,074,844	76,120,452
Energizer Holdings, Inc.	78,749	10,538,979
Harbinger Group, Inc. (a)(d)	305,878	3,768,417
Kimberly-Clark Corp.	467,111	51,223,392
Oil-Dri Corp. of America	2,105	63,929
Orchids Paper Products Co.	5,202	146,592
Procter & Gamble Co.	3,397,895	289,262,801

	Shares	Value
Spectrum Brands Holdings, Inc.	29,166	$ 2,732,271
WD-40 Co.	17,410	1,413,692
		467,620,776
Personal Products - 0.1%
Avon Products, Inc.	550,478	4,684,568
Coty, Inc. Class A (d)	84,690	1,913,994
Cyanotech Corp. (a)(d)	2,300	18,400
Elizabeth Arden, Inc. (a)(d)	31,918	534,627
Estee Lauder Companies, Inc. Class A	277,005	22,900,003
Herbalife Ltd. (d)	90,139	2,795,210
Inter Parfums, Inc.	25,837	734,546
LifeVantage Corp. (a)	89,798	88,002
Mannatech, Inc. (a)	599	13,783
MediFast, Inc. (a)(d)	14,005	443,118
Nature's Sunshine Products, Inc.	6,985	91,154
Nu Skin Enterprises, Inc. Class A	81,268	4,403,100
Nutraceutical International Corp. (a)	7,518	123,145
Revlon, Inc. (a)	17,749	599,206
Rock Creek Pharmaceuticals, Inc. (a)(d)	176,304	22,038
Synutra International, Inc. (a)	5,995	33,992
The Female Health Co. (d)	11,731	40,707
USANA Health Sciences, Inc. (a)	12,622	1,262,326
		40,701,919
Tobacco - 1.2%
22nd Century Group, Inc. (a)	13,751	11,236
Alliance One International, Inc. (a)	89,449	84,977
Altria Group, Inc. (d)	2,478,537	139,516,848
Lorillard, Inc.	448,822	30,708,401
Philip Morris International, Inc. (d)	1,956,301	162,294,731
Reynolds American, Inc.	389,139	29,426,691
Universal Corp. (d)	28,408	1,361,027
Vector Group Ltd.	108,517	2,501,317
		365,905,228
TOTAL CONSUMER STAPLES		2,477,418,900
ENERGY - 7.3%
Energy Equipment & Services - 1.3%
Aspen Aerogels, Inc. (d)	9,858	78,174
Atwood Oceanics, Inc.	74,378	2,306,462
Baker Hughes, Inc.	543,778	33,991,563
Basic Energy Services, Inc. (a)(d)	48,473	360,639
Bristow Group, Inc.	42,605	2,638,954
C&J Energy Services, Inc. (a)(d)	59,040	804,715
Cameron International Corp. (a)	243,036	11,442,135
Carbo Ceramics, Inc. (d)	22,891	834,148
Core Laboratories NV (d)	55,249	6,072,970
Dawson Geophysical Co. (a)	19,080	99,979
Diamond Offshore Drilling, Inc. (d)	83,655	2,545,622
Dresser-Rand Group, Inc. (a)	96,832	7,881,156
Dril-Quip, Inc. (a)	48,739	3,541,376
ENGlobal Corp. (a)	5,637	9,583
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Ensco PLC Class A (d)	299,170	$ 7,320,690
Era Group, Inc. (a)(d)	30,759	678,544
Exterran Holdings, Inc.	90,110	2,925,872
FMC Technologies, Inc. (a)	291,614	11,644,147
FMSA Holdings, Inc. (d)	47,597	320,804
Forbes Energy Services Ltd. (a)	500	530
Forum Energy Technologies, Inc. (a)	82,786	1,616,811
Frank's International NV (d)	47,687	846,921
Geospace Technologies Corp. (a)(d)	13,736	255,902
GreenHunter Energy, Inc. (a)(d)	12,193	8,169
Gulf Island Fabrication, Inc.	17,861	286,312
Gulfmark Offshore, Inc. Class A	30,820	506,681
Halliburton Co.	1,063,027	45,646,379
Helix Energy Solutions Group, Inc. (a)(d)	125,576	1,938,893
Helmerich & Payne, Inc. (d)	136,407	9,147,453
Hercules Offshore, Inc. (a)(d)	189,533	85,290
Hornbeck Offshore Services, Inc. (a)(d)	41,835	872,678
Independence Contract Drilling, Inc. (d)	5,209	29,743
ION Geophysical Corp. (a)(d)	155,410	354,335
Key Energy Services, Inc. (a)(d)	163,573	335,325
Matrix Service Co. (a)	33,419	621,593
McDermott International, Inc. (a)(d)	280,872	702,180
Mitcham Industries, Inc. (a)(d)	23,287	146,941
Nabors Industries Ltd.	350,967	4,495,887
National Oilwell Varco, Inc.	542,190	29,468,027
Natural Gas Services Group, Inc. (a)	21,602	416,487
Newpark Resources, Inc. (a)(d)	122,453	1,159,630
Noble Corp. (d)	306,676	5,103,089
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	59,967
Oceaneering International, Inc.	135,665	7,397,812
Oil States International, Inc. (a)	62,779	2,729,631
Paragon Offshore PLC (d)	94,730	195,144
Parker Drilling Co. (a)(d)	145,338	449,094
Patterson-UTI Energy, Inc.	188,760	3,526,981
PHI, Inc. (non-vtg.) (a)	18,377	592,107
Pioneer Energy Services Corp. (a)	82,168	437,134
Profire Energy, Inc. (a)(d)	14,213	29,989
RigNet, Inc. (a)(d)	15,376	486,189
Rowan Companies PLC	158,021	3,414,834
RPC, Inc. (d)	78,821	1,059,354
Schlumberger Ltd.	1,617,693	136,145,043
SEACOR Holdings, Inc. (a)(d)	30,397	2,204,086
Seventy Seven Energy, Inc. (a)	41,378	198,614
Superior Energy Services, Inc.	184,941	4,138,980
Synthesis Energy Systems, Inc. (a)(d)	39,903	31,045
Tesco Corp.	53,676	570,576
TETRA Technologies, Inc. (a)(d)	113,155	675,535
Tidewater, Inc.	61,246	1,727,137
Transocean Ltd. (United States) (d)	419,314	6,763,535
U.S. Silica Holdings, Inc. (d)	67,342	2,182,554

	Shares	Value
Unit Corp. (a)	53,513	$ 1,634,287
Vantage Drilling Co. (a)(d)	203,586	75,327
Weatherford International Ltd. (a)(d)	963,827	12,230,965
Willbros Group, Inc. (a)	69,552	440,960
		388,939,669
Oil, Gas & Consumable Fuels - 6.0%
Abraxas Petroleum Corp. (a)(d)	126,005	384,315
Adams Resources & Energy, Inc.	2,090	139,779
Aemetis, Inc. (a)	10,055	44,644
Alon U.S.A. Energy, Inc.	48,399	674,682
Alpha Natural Resources, Inc. (a)(d)	236,910	300,876
American Eagle Energy Corp. (a)(d)	29,424	17,946
Amyris, Inc. (a)(d)	41,172	111,164
Anadarko Petroleum Corp.	635,516	53,529,513
Antero Resources Corp. (a)(d)	82,862	3,268,906
Apache Corp.	474,341	31,230,611
Approach Resources, Inc. (a)(d)	44,511	344,070
Arch Coal, Inc. (d)	262,754	344,208
Ardmore Shipping Corp. (d)	19,716	208,398
Barnwell Industries, Inc. (a)	2,847	6,577
Bill Barrett Corp. (a)(d)	57,665	578,957
Bonanza Creek Energy, Inc. (a)(d)	47,310	1,275,005
BPZ Energy, Inc. (a)(d)	134,116	32,067
Cabot Oil & Gas Corp.	521,122	15,112,538
California Resources Corp.	368,397	2,637,723
Callon Petroleum Co. (a)	103,916	760,665
Carrizo Oil & Gas, Inc. (a)	53,166	2,530,170
Ceres, Inc. (a)(d)	15,962	5,443
Cheniere Energy, Inc. (a)	276,961	22,331,365
Chesapeake Energy Corp.	651,871	10,873,208
Chevron Corp.	2,378,975	253,789,053
Cimarex Energy Co.	107,029	11,738,941
Clayton Williams Energy, Inc. (a)(d)	7,754	380,411
Clean Energy Fuels Corp. (a)(d)	142,581	856,912
Cloud Peak Energy, Inc. (a)(d)	86,697	718,718
Cobalt International Energy, Inc. (a)	401,284	4,109,148
Comstock Resources, Inc. (d)	50,200	261,040
Concho Resources, Inc. (a)(d)	141,487	15,410,764
ConocoPhillips Co.	1,547,933	100,925,232
CONSOL Energy, Inc. (d)	292,452	9,416,954
Contango Oil & Gas Co. (a)(d)	29,433	692,558
Continental Resources, Inc. (a)	114,814	5,108,075
CVR Energy, Inc. (d)	23,933	1,004,947
Dakota Plains Holdings, Inc. (a)	40,463	80,926
Delek U.S. Holdings, Inc.	69,372	2,586,188
Denbury Resources, Inc.	445,958	3,746,047
Devon Energy Corp.	483,274	29,764,846
DHT Holdings, Inc.	122,914	848,107
Diamondback Energy, Inc. (a)	70,937	5,051,424
Eclipse Resources Corp. (d)	76,688	549,853
Emerald Oil, Inc. (a)(d)	72,748	80,750
Energen Corp.	93,000	6,011,520
Energy XXI (Bermuda) Ltd. (d)	106,493	505,842
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	688,176	$ 61,743,151
EP Energy Corp. (a)(d)	48,938	550,553
EQT Corp.	190,065	15,169,088
Escalera Resources Co. (a)	1,282	782
Evolution Petroleum Corp.	25,148	171,509
EXCO Resources, Inc. (d)	234,793	493,065
Exxon Mobil Corp.	5,328,199	471,758,739
FX Energy, Inc. (a)(d)	98,760	193,570
Gastar Exploration, Inc. (a)	74,542	223,626
Gevo, Inc. (a)(d)	47,917	12,938
Goodrich Petroleum Corp. (a)(d)	42,255	189,302
Green Plains, Inc.	36,631	851,671
Gulfport Energy Corp. (a)	105,847	4,848,851
Halcon Resources Corp. (a)(d)	329,224	632,110
Hallador Energy Co.	13,491	169,177
Harvest Natural Resources, Inc. (a)(d)	51,649	29,698
Hess Corp.	315,050	23,653,954
HollyFrontier Corp.	242,581	10,671,138
Houston American Energy Corp. (a)	36,485	8,337
Hyperdynamics Corp. (a)(d)	33,521	21,453
Isramco, Inc. (a)	123	15,129
Jones Energy, Inc. (a)(d)	15,152	129,398
Kinder Morgan, Inc.	2,138,794	87,711,942
Kosmos Energy Ltd. (a)	171,095	1,536,433
Laredo Petroleum Holdings, Inc. (a)(d)	148,885	1,776,198
Lilis Energy, Inc. (a)	8,026	8,106
Lucas Energy, Inc. (a)(d)	9,400	2,350
Magellan Petroleum Corp. (a)	35,895	29,434
Magnum Hunter Resources Corp. (a)(d)	211,007	557,058
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	174
Marathon Oil Corp.	845,147	23,545,795
Marathon Petroleum Corp. (d)	351,211	36,877,155
Matador Resources Co. (a)(d)	83,293	1,804,126
Memorial Resource Development Corp.	96,320	1,975,523
Midstates Petroleum Co., Inc. (a)(d)	32,166	34,418
Miller Energy Resources, Inc. (a)(d)	32,422	54,793
Murphy Oil Corp.	207,359	10,552,500
Newfield Exploration Co. (a)	165,966	5,481,857
Noble Energy, Inc.	451,376	21,318,488
Northern Oil & Gas, Inc. (a)(d)	93,777	808,358
Oasis Petroleum, Inc. (a)(d)	127,141	1,821,931
Occidental Petroleum Corp.	974,785	75,916,256
ONEOK, Inc. (d)	256,811	11,366,455
Pacific Ethanol, Inc. (a)(d)	20,096	184,481
Panhandle Royalty Co. Class A	17,964	363,052
Par Petroleum Corp. (a)	33,374	629,100
Parsley Energy, Inc. Class A (d)	103,701	1,544,108
PBF Energy, Inc. Class A	102,135	3,183,548
PDC Energy, Inc. (a)	45,087	2,330,096

	Shares	Value
Peabody Energy Corp. (d)	350,510	$ 2,769,029
Penn Virginia Corp. (a)(d)	79,427	527,395
Petroquest Energy, Inc. (a)(d)	70,948	207,168
Phillips 66 Co.	693,344	54,399,770
Pioneer Natural Resources Co.	185,828	28,342,487
QEP Resources, Inc. (d)	208,230	4,472,780
Range Resources Corp.	210,204	10,413,506
Renewable Energy Group, Inc. (a)(d)	46,679	416,377
Resolute Energy Corp. (a)(d)	59,120	62,667
Rex American Resources Corp. (a)(d)	4,837	262,939
Rex Energy Corp. (a)(d)	63,386	310,591
Rice Energy, Inc. (a)(d)	86,637	1,696,352
Ring Energy, Inc. (a)(d)	23,192	220,324
Rosetta Resources, Inc. (a)(d)	79,940	1,417,336
Royale Energy, Inc. (a)(d)	36,496	61,313
RSP Permian, Inc. (a)(d)	42,154	1,144,903
Sanchez Energy Corp. (a)(d)	61,735	827,249
SandRidge Energy, Inc. (a)(d)	475,629	841,863
Saratoga Resources, Inc. (a)	16,554	5,297
SemGroup Corp. Class A	56,834	4,393,837
SM Energy Co.	84,729	4,111,051
Solazyme, Inc. (a)(d)	72,848	194,504
Southwestern Energy Co. (a)(d)	473,622	11,878,440
Spectra Energy Corp.	840,480	29,828,635
Stone Energy Corp. (a)(d)	67,092	1,136,538
Swift Energy Co. (a)(d)	41,382	129,526
Synergy Resources Corp. (a)(d)	117,867	1,408,511
Syntroleum Corp. (a)(d)	15,037	0
Targa Resources Corp.	45,404	4,521,330
Teekay Corp.	57,508	2,544,154
Tengasco, Inc. (a)	12,601	3,402
Tesoro Corp.	157,009	14,419,707
The Williams Companies, Inc.	840,114	41,199,191
TransAtlantic Petroleum Ltd. (a)	18,382	88,050
Triangle Petroleum Corp. (a)(d)	83,126	412,305
U.S. Energy Corp. (a)	13,579	18,467
Ultra Petroleum Corp. (a)(d)	197,021	3,205,532
Uranium Energy Corp. (a)(d)	101,154	146,673
Uranium Resources, Inc. (a)	26,282	47,833
VAALCO Energy, Inc. (a)(d)	68,248	330,320
Valero Energy Corp.	653,160	40,293,440
Vertex Energy, Inc. (a)(d)	17,824	61,849
W&T Offshore, Inc. (d)	37,319	222,794
Warren Resources, Inc. (a)	91,512	110,730
Western Refining, Inc.	88,015	4,145,507
Westmoreland Coal Co. (a)	23,319	657,596
Whiting Petroleum Corp. (a)	205,619	6,956,091
World Fuel Services Corp.	89,666	4,909,214
WPX Energy, Inc. (a)	255,388	2,753,083
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ZaZa Energy Corp. (a)(d)	1,943	$ 4,080
Zion Oil & Gas, Inc. (a)(d)	27,782	54,453
		1,771,918,249
TOTAL ENERGY		2,160,857,918
FINANCIALS - 17.2%
Banks - 5.5%
1st Source Corp.	15,369	474,441
Access National Corp.	1,270	24,054
ACNB Corp. (d)	3,789	77,864
American National Bankshares, Inc.	2,748	62,077
Ameris Bancorp (d)	34,183	894,569
Ames National Corp.	2,652	65,398
Arrow Financial Corp.	16,134	430,778
Associated Banc-Corp.	184,412	3,437,440
Banc of California, Inc. (d)	29,111	317,892
BancFirst Corp.	11,696	694,508
Bancorp, Inc., Delaware (a)	42,844	400,163
BancorpSouth, Inc.	112,604	2,521,204
Bank of America Corp.	13,218,415	208,983,141
Bank of Hawaii Corp.	64,151	3,865,739
Bank of Kentucky Financial Corp.	5,423	257,701
Bank of Marin Bancorp	4,167	209,058
Bank of the Ozarks, Inc. (d)	100,972	3,695,575
BankUnited, Inc.	115,463	3,742,156
Banner Bank (d)	22,149	967,025
Bar Harbor Bankshares	4,029	130,056
BB&T Corp.	933,048	35,502,476
BBCN Bancorp, Inc.	115,823	1,592,566
BCB Bancorp, Inc.	2,814	33,487
Blue Hills Bancorp, Inc. (a)	33,928	436,653
BNC Bancorp	31,345	508,416
BOK Financial Corp. (d)	49,801	2,938,259
Boston Private Financial Holdings, Inc. (d)	110,492	1,386,675
Bridge Bancorp, Inc.	3,621	89,909
Bridge Capital Holdings (a)	7,617	163,766
Bryn Mawr Bank Corp.	9,420	282,035
BSB Bancorp, Inc. (a)	6,958	132,480
C & F Financial Corp.	1,992	71,772
Camden National Corp.	3,603	137,274
Capital Bank Financial Corp. Series A (a)(d)	112,359	2,983,131
Capital City Bank Group, Inc.	7,146	110,549
Cardinal Financial Corp.	29,558	578,450
Cascade Bancorp (a)	23,889	115,623
Cathay General Bancorp	106,141	2,741,622
Centerstate Banks of Florida, Inc.	52,353	614,101
Central Pacific Financial Corp.	36,476	836,759

	Shares	Value
Central Valley Community Bancorp	3,159	$ 33,485
Century Bancorp, Inc. Class A (non-vtg.)	686	26,576
Chemical Financial Corp.	40,439	1,220,449
CIT Group, Inc.	228,137	10,551,336
Citigroup, Inc.	3,810,609	199,752,124
Citizens & Northern Corp.	8,777	168,957
City Holding Co. (d)	22,173	1,023,284
City National Corp.	58,166	5,256,461
CNB Financial Corp., Pennsylvania	7,083	119,774
CoBiz, Inc.	39,972	451,284
Columbia Banking Systems, Inc.	67,223	1,894,344
Comerica, Inc.	245,900	11,257,302
Commerce Bancshares, Inc.	124,095	5,152,424
Community Bank Shares of Indiana, Inc.	385	10,522
Community Bank System, Inc.	57,482	2,041,761
Community Trust Bancorp, Inc.	24,944	814,172
CommunityOne Bancorp (a)	6,555	65,878
ConnectOne Bancorp, Inc.	25,928	473,445
CU Bancorp (a)	6,814	140,709
Cullen/Frost Bankers, Inc.	71,142	4,823,428
CVB Financial Corp. (d)	125,947	1,971,071
Eagle Bancorp, Inc. (a)(d)	26,570	987,076
East West Bancorp, Inc.	174,395	6,967,080
Eastern Virginia Bankshares, Inc.	969	6,037
Enterprise Bancorp, Inc.	803	17,024
Enterprise Financial Services Corp.	15,981	321,538
Farmers National Banc Corp.	14,652	115,458
Fidelity Southern Corp.	6,896	108,888
Fifth Third Bancorp	1,056,706	20,457,828
Financial Institutions, Inc.	12,700	286,004
First Bancorp, North Carolina	13,154	231,247
First Bancorp, Puerto Rico (a)	140,999	929,183
First Busey Corp.	69,387	439,220
First Citizen Bancshares, Inc.	10,757	2,713,453
First Commonwealth Financial Corp. (d)	101,457	860,355
First Community Bancshares, Inc.	12,848	206,596
First Connecticut Bancorp, Inc.	11,897	176,789
First Financial Bancorp, Ohio	70,244	1,224,353
First Financial Bankshares, Inc. (d)	87,696	2,303,774
First Financial Corp., Indiana	8,837	297,365
First Horizon National Corp.	287,965	4,115,020
First Interstate Bancsystem, Inc.	19,621	517,798
First Merchants Corp. (d)	44,363	1,000,829
First Midwest Bancorp, Inc., Delaware	83,782	1,432,672
First Niagara Financial Group, Inc.	529,611	4,692,353
First of Long Island Corp.	9,287	227,903
First Republic Bank (d)	150,104	8,555,928
First Security Group, Inc. (a)	16,959	37,479
First United Corp. (a)	3,018	27,283
FirstMerit Corp.	250,282	4,542,618
Flushing Financial Corp.	47,044	921,122
FNB Corp., Pennsylvania	219,763	2,819,559
Fulton Financial Corp.	224,854	2,720,733
German American Bancorp, Inc.	8,927	256,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Glacier Bancorp, Inc. (d)	110,270	$ 2,678,458
Great Southern Bancorp, Inc.	7,446	278,629
Guaranty Bancorp	16,534	251,813
Hampton Roads Bankshares, Inc. (a)	89,921	146,571
Hancock Holding Co.	109,529	3,205,914
Hanmi Financial Corp.	38,186	753,410
Hawthorn Bancshares, Inc.	1,555	21,459
Heartland Financial U.S.A., Inc.	12,774	392,290
Heritage Commerce Corp.	14,712	123,287
Heritage Financial Corp., Washington	34,333	553,448
Heritage Oaks Bancorp	12,552	96,650
Hilltop Holdings, Inc. (a)	92,343	1,717,580
Home Bancshares, Inc.	76,081	2,407,964
HomeTrust Bancshares, Inc. (a)	24,994	394,405
Horizon Bancorp Industries	706	15,956
Hudson Valley Holding Corp.	17,728	460,751
Huntington Bancshares, Inc.	940,918	10,293,643
IBERIABANK Corp.	43,294	2,732,717
Independent Bank Corp.	21,519	274,367
Independent Bank Corp., Massachusetts (d)	26,469	1,106,934
Independent Bank Group, Inc.	7,024	253,356
International Bancshares Corp.	78,953	1,954,876
Investors Bancorp, Inc.	472,999	5,430,029
JPMorgan Chase & Co.	4,700,372	288,038,796
KeyCorp	1,119,570	15,595,610
Lakeland Bancorp, Inc.	36,182	393,298
Lakeland Financial Corp. (d)	17,290	675,002
LegacyTexas Financial Group, Inc.	43,399	998,177
LNB Bancorp, Inc.	5,429	96,039
M&T Bank Corp.	164,717	19,930,757
Macatawa Bank Corp.	22,839	123,331
MainSource Financial Group, Inc.	20,986	392,648
MB Financial, Inc. (d)	91,216	2,845,027
MBT Financial Corp. (a)	1,650	8,993
Mercantile Bank Corp.	10,128	192,533
Merchants Bancshares, Inc.	5,246	152,291
Metro Bancorp, Inc.	11,557	292,045
Midsouth Bancorp, Inc.	7,208	102,786
MidWestOne Financial Group, Inc.	516	14,840
National Bank Holdings Corp.	141,292	2,633,683
National Bankshares, Inc. (d)	5,803	168,635
National Penn Bancshares, Inc. (d)	161,009	1,727,627
NBT Bancorp, Inc.	64,141	1,540,025
NewBridge Bancorp	22,514	186,866
Northrim Bancorp, Inc.	2,935	69,413
OFG Bancorp (d)	53,595	935,233
Old National Bancorp, Indiana	151,814	2,139,059
Old Second Bancorp, Inc. (a)	18,605	101,955
Opus Bank	7,609	221,650
Orrstown Financial Services, Inc. (a)	5,669	94,956

	Shares	Value
Pacific Continental Corp.	13,395	$ 182,038
Pacific Mercantile Bancorp (a)	10,321	71,834
Pacific Premier Bancorp, Inc. (a)	11,613	183,253
PacWest Bancorp	124,220	5,693,624
Park National Corp.	20,366	1,733,554
Park Sterling Corp.	35,080	238,544
Peapack-Gladstone Financial Corp.	15,817	310,804
Penns Woods Bancorp, Inc.	3,854	178,209
Peoples Bancorp, Inc.	14,139	335,660
Peoples Financial Corp., Mississippi	2,667	28,430
Peoples Financial Services Corp. (d)	12,111	502,001
Pinnacle Financial Partners, Inc.	43,042	1,807,764
PNC Financial Services Group, Inc.	666,162	61,260,258
Popular, Inc. (a)	136,656	4,715,999
Preferred Bank, Los Angeles	7,951	214,279
Premier Financial Bancorp, Inc.	115	1,735
PrivateBancorp, Inc.	92,031	3,196,237
Prosperity Bancshares, Inc.	82,842	4,285,417
Regions Financial Corp.	1,915,286	18,405,898
Renasant Corp. (d)	39,147	1,114,907
Republic Bancorp, Inc., Kentucky Class A	18,205	435,282
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	9,450
S&T Bancorp, Inc.	36,971	1,047,388
Sandy Spring Bancorp, Inc.	25,932	668,527
Seacoast Banking Corp., Florida (a)	23,091	304,801
ServisFirst Bancshares, Inc.	1,943	62,448
Shore Bancshares, Inc. (a)	2,958	27,362
Sierra Bancorp	3,618	58,539
Signature Bank (a)	63,799	7,869,607
Simmons First National Corp. Class A	17,811	729,360
South State Corp.	33,608	2,269,548
Southern National Bancorp of Virginia, Inc.	3,574	43,210
Southside Bancshares, Inc.	26,103	749,417
Southwest Bancorp, Inc., Oklahoma	15,446	257,330
Square 1 Financial, Inc. Class A (d)	7,297	201,981
State Bank Financial Corp.	37,775	770,610
Sterling Bancorp (d)	113,038	1,550,881
Stock Yards Bancorp, Inc.	9,884	328,149
Stonegate Bank	9,310	270,828
Suffolk Bancorp	15,697	353,183
Sun Bancorp, Inc. (a)	9,760	181,048
SunTrust Banks, Inc.	649,722	26,638,602
Susquehanna Bancshares, Inc.	230,362	3,089,154
SVB Financial Group (a)	61,676	7,579,980
Synovus Financial Corp.	148,992	4,170,286
TCF Financial Corp.	219,604	3,445,587
Texas Capital Bancshares, Inc. (a)	58,898	2,734,634
The First Bancorp, Inc.	2,896	48,074
Tompkins Financial Corp.	14,245	740,028
TowneBank (d)	64,069	993,070
Trico Bancshares	23,651	565,259
Triumph Bancorp, Inc.	6,307	79,847
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Trustmark Corp.	94,171	$ 2,170,642
U.S. Bancorp	2,257,716	100,716,711
UMB Financial Corp.	52,439	2,702,706
Umpqua Holdings Corp.	257,115	4,252,682
Union Bankshares Corp.	63,353	1,385,530
United Bankshares, Inc., West Virginia	94,604	3,542,920
United Community Bank, Inc.	53,258	1,012,967
Univest Corp. of Pennsylvania	24,791	470,781
Valley National Bancorp (d)	247,734	2,378,246
Washington Trust Bancorp, Inc.	16,060	603,053
Webster Financial Corp. (d)	106,126	3,664,531
Wells Fargo & Co.	5,943,647	325,652,419
WesBanco, Inc.	49,328	1,614,999
West Bancorp., Inc.	3,833	67,154
Westamerica Bancorp.	28,148	1,212,334
Westbury Bancorp, Inc. (a)	4,860	82,134
Western Alliance Bancorp. (a)(d)	103,471	2,937,542
Wilshire Bancorp, Inc.	71,729	682,143
Wintrust Financial Corp.	65,304	3,075,165
Yadkin Financial Corp. (a)(d)	22,220	427,735
Zions Bancorporation	235,402	6,293,472
		1,613,168,050
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	69,415	15,022,794
Ameriprise Financial, Inc.	229,953	30,728,619
Arlington Asset Investment Corp. (d)	25,721	642,768
Artisan Partners Asset Management, Inc.	35,259	1,710,062
Ashford, Inc. (a)	1,254	173,065
Bank of New York Mellon Corp.	1,411,255	55,236,521
BGC Partners, Inc. Class A	203,183	1,844,902
BlackRock, Inc. Class A	159,941	59,405,286
Calamos Asset Management, Inc. Class A	22,184	283,290
Charles Schwab Corp.	1,442,333	42,318,050
Cohen & Steers, Inc. (d)	24,368	1,015,415
Cowen Group, Inc. Class A (a)(d)	109,203	577,684
Diamond Hill Investment Group, Inc.	2,644	372,064
E*TRADE Financial Corp. (a)	360,162	9,376,818
Eaton Vance Corp. (non-vtg.)	150,251	6,325,567
Evercore Partners, Inc. Class A	40,806	2,090,491
FBR & Co. (a)	6,019	145,961
Federated Investors, Inc. Class B (non-vtg.)	132,184	4,352,819
Financial Engines, Inc. (d)	75,157	3,028,827
Franklin Resources, Inc.	495,919	26,695,320
FXCM, Inc. Class A (d)	51,378	108,408
GAMCO Investors, Inc. Class A	6,083	459,267
GFI Group, Inc.	88,392	538,307
Goldman Sachs Group, Inc.	508,117	96,435,525
Greenhill & Co., Inc.	34,523	1,336,385

	Shares	Value
HFF, Inc.	41,013	$ 1,459,243
Institutional Financial Markets, Inc.	6,881	11,698
Interactive Brokers Group, Inc.	72,511	2,310,926
INTL FCStone, Inc. (a)(d)	19,656	535,233
Invesco Ltd.	527,961	21,260,989
Investment Technology Group, Inc. (a)	55,680	1,253,914
Janus Capital Group, Inc. (d)	187,399	3,088,336
KCG Holdings, Inc. Class A (a)	107,133	1,347,733
Ladenburg Thalmann Financial Services, Inc. (a)(d)	127,155	490,818
Legg Mason, Inc.	127,616	7,308,568
LPL Financial	96,918	4,347,741
Manning & Napier, Inc. Class A (d)	8,752	105,199
Moelis & Co. Class A	17,990	578,918
Morgan Stanley	1,916,990	68,609,072
Northern Trust Corp.	278,711	19,462,389
NorthStar Asset Management Group, Inc.	238,950	5,799,317
Oppenheimer Holdings, Inc. Class A (non-vtg.)	11,535	243,389
Piper Jaffray Companies (a)(d)	20,940	1,146,465
Pzena Investment Management, Inc.	4,972	41,218
Raymond James Financial, Inc.	181,475	10,367,667
RCS Capital Corp. Class A (d)	41,216	469,862
Safeguard Scientifics, Inc. (a)(d)	26,745	492,375
SEI Investments Co.	167,937	7,228,008
Silvercrest Asset Management Group Class A	6,008	83,932
State Street Corp.	521,740	38,843,543
Stifel Financial Corp. (a)	80,336	4,400,003
T. Rowe Price Group, Inc.	324,755	26,824,763
TD Ameritrade Holding Corp.	340,882	12,363,790
U.S. Global Investments, Inc. Class A	7,637	24,591
Vector Capital Corp. rights (a)	4,280	0
Virtus Investment Partners, Inc. (d)	8,765	1,156,717
Waddell & Reed Financial, Inc. Class A	99,829	4,937,542
Walter Investment Management Corp. (a)(d)	49,597	826,782
Westwood Holdings Group, Inc.	7,587	474,036
WisdomTree Investments, Inc.	137,845	2,576,323
		610,695,315
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	547,287	11,372,624
American Express Co.	1,119,505	91,340,413
Asta Funding, Inc. (a)	4,468	37,755
Atlanticus Holdings Corp. (a)	35,598	98,250
Capital One Financial Corp.	697,245	54,880,154
Cash America International, Inc.	36,022	777,355
Consumer Portfolio Services, Inc. (a)	11,930	83,033
Credit Acceptance Corp. (a)(d)	13,731	2,516,892
Discover Financial Services	564,764	34,439,309
Encore Capital Group, Inc. (a)(d)	29,815	1,191,706
Enova International, Inc. (a)(d)	32,960	761,046
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	672,628
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
First Cash Financial Services, Inc. (a)(d)	35,415	$ 1,704,878
First Marblehead Corp. (a)(d)	5,188	28,015
Green Dot Corp. Class A (a)(d)	44,284	686,845
Imperial Holdings, Inc. (a)(d)	16,708	112,111
Imperial Holdings, Inc. warrants 4/11/19	1,880	1,027
J.G. Wentworth Co. (a)(d)	8,584	88,844
Navient Corp.	506,467	10,838,394
Nelnet, Inc. Class A	26,589	1,239,579
Nicholas Financial, Inc. (a)	5,705	84,947
PRA Group, Inc. (a)(d)	61,127	3,061,851
Regional Management Corp. (a)	12,187	190,117
Santander Consumer U.S.A. Holdings, Inc.	131,301	2,958,212
SLM Corp.	548,523	5,194,513
Springleaf Holdings, Inc. (a)	37,440	1,439,568
Synchrony Financial (d)	185,796	5,936,182
World Acceptance Corp. (a)(d)	15,268	1,253,655
		232,989,903
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	2,293,591	338,098,249
CBOE Holdings, Inc.	109,590	6,578,688
CME Group, Inc.	396,990	38,083,251
Gain Capital Holdings, Inc.	15,735	149,325
IntercontinentalExchange Group, Inc.	140,500	33,068,080
Leucadia National Corp.	405,913	9,632,315
MarketAxess Holdings, Inc.	47,067	3,746,063
Marlin Business Services Corp.	13,319	249,198
McGraw Hill Financial, Inc.	339,710	35,024,101
Moody's Corp.	227,370	22,041,248
MSCI, Inc. Class A	147,156	8,256,923
NewStar Financial, Inc. (a)	27,065	270,109
PHH Corp. (a)(d)	72,291	1,755,225
PICO Holdings, Inc. (a)	26,009	446,575
Resource America, Inc. Class A	9,127	84,881
The NASDAQ OMX Group, Inc.	143,933	7,219,679
Voya Financial, Inc.	251,069	11,094,739
		515,798,649
Insurance - 2.9%
ACE Ltd.	410,436	46,793,808
AFLAC, Inc.	563,325	35,066,981
Alleghany Corp. (a)	20,689	9,776,380
Allied World Assurance Co.	118,191	4,780,826
Allstate Corp.	516,980	36,498,788
AMBAC Financial Group, Inc. (a)	54,576	1,358,397
American Equity Investment Life Holding Co.	107,667	3,067,433
American Financial Group, Inc.	90,622	5,709,186
American International Group, Inc.	1,754,956	97,101,715
American National Insurance Co.	12,639	1,323,935
Amerisafe, Inc.	28,834	1,197,764

	Shares	Value
AmTrust Financial Services, Inc. (d)	37,933	$ 2,044,589
Aon PLC	356,083	35,736,490
Arch Capital Group Ltd. (a)	160,740	9,509,378
Argo Group International Holdings, Ltd.	36,048	1,727,060
Arthur J. Gallagher & Co.	199,015	9,351,715
Aspen Insurance Holdings Ltd.	82,529	3,783,955
Assurant, Inc.	95,115	5,827,696
Assured Guaranty Ltd.	208,257	5,522,976
Axis Capital Holdings Ltd. (d)	130,874	6,783,199
Baldwin & Lyons, Inc. Class B	5,084	118,101
Brown & Brown, Inc.	150,525	4,837,874
Cincinnati Financial Corp.	184,984	9,759,756
Citizens, Inc. Class A (a)(d)	38,408	281,147
CNA Financial Corp.	78,416	3,280,141
CNO Financial Group, Inc.	273,436	4,446,069
Crawford & Co. Class B	22,758	206,870
Donegal Group, Inc. Class A	8,008	122,763
eHealth, Inc. (a)(d)	26,343	239,721
EMC Insurance Group	5,816	181,634
Employers Holdings, Inc.	36,335	857,143
Endurance Specialty Holdings Ltd. (d)	52,759	3,353,890
Enstar Group Ltd. (a)	15,223	2,117,519
Erie Indemnity Co. Class A	38,007	3,303,188
Everest Re Group Ltd.	57,174	10,144,383
FBL Financial Group, Inc. Class A	14,669	848,455
Federated National Holding Co.	13,832	400,160
Fidelity & Guaranty Life	15,879	328,378
First Acceptance Corp. (a)	4,055	9,773
First American Financial Corp.	131,076	4,591,592
FNF Group	352,181	12,932,086
FNFV Group (a)	119,032	1,772,386
Genworth Financial, Inc. Class A (a)	631,765	4,896,179
Global Indemnity PLC (a)	13,709	370,828
Greenlight Capital Re, Ltd. (a)	35,373	1,157,758
Hallmark Financial Services, Inc. (a)	10,337	116,601
Hanover Insurance Group, Inc.	63,275	4,444,436
Hartford Financial Services Group, Inc.	519,727	21,288,018
HCC Insurance Holdings, Inc.	116,739	6,523,375
HCI Group, Inc. (d)	9,511	450,061
Health Insurance Innovations, Inc. (a)(d)	4,900	35,280
Heritage Insurance Holdings, Inc.	3,220	64,078
Horace Mann Educators Corp.	48,659	1,568,280
Independence Holding Co.	16,014	188,485
Infinity Property & Casualty Corp.	13,372	1,036,999
Investors Title Co.	1,086	80,907
Kansas City Life Insurance Co.	2,863	133,702
Kemper Corp.	64,855	2,386,664
Lincoln National Corp.	321,286	18,518,925
Loews Corp.	371,316	15,227,669
Maiden Holdings Ltd. (d)	73,970	1,058,511
Markel Corp. (a)	18,071	13,470,846
Marsh & McLennan Companies, Inc.	674,205	38,355,522
MBIA, Inc. (a)	228,577	2,057,193
Meadowbrook Insurance Group, Inc. (d)	46,791	391,173
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Mercury General Corp.	50,517	$ 2,754,692
MetLife, Inc.	1,419,931	72,175,093
Montpelier Re Holdings Ltd. (d)	62,043	2,236,030
National General Holdings Corp.	96,033	1,786,214
National Interstate Corp.	15,961	427,436
National Western Life Insurance Co. Class A	2,846	715,427
Navigators Group, Inc. (a)	15,156	1,132,305
Old Republic International Corp.	306,111	4,640,643
OneBeacon Insurance Group Ltd.	26,639	399,585
PartnerRe Ltd.	64,815	7,421,318
Phoenix Companies, Inc. (a)(d)	7,382	424,613
Platinum Underwriters Holdings Ltd.	32,909	2,512,602
Primerica, Inc.	65,762	3,468,288
Principal Financial Group, Inc.	338,896	17,341,308
ProAssurance Corp.	69,301	3,117,852
Progressive Corp.	650,320	17,331,028
Prudential Financial, Inc.	576,052	46,573,804
Reinsurance Group of America, Inc.	91,293	8,153,378
RenaissanceRe Holdings Ltd.	55,583	5,698,925
RLI Corp.	43,213	2,091,077
Safety Insurance Group, Inc.	14,899	871,592
Selective Insurance Group, Inc.	64,931	1,768,071
StanCorp Financial Group, Inc.	52,960	3,503,834
State Auto Financial Corp.	16,899	400,337
State National Companies, Inc.	36,026	336,123
Stewart Information Services Corp.	27,370	1,029,933
Symetra Financial Corp.	122,841	2,773,750
The Chubb Corp.	292,920	29,423,814
The Travelers Companies, Inc.	405,737	43,592,383
Third Point Reinsurance Ltd. (a)	69,855	980,764
Torchmark Corp.	152,590	8,125,418
United Fire Group, Inc.	24,829	716,068
United Insurance Holdings Corp.	16,369	399,567
Universal Insurance Holdings, Inc.	33,783	841,197
Unum Group	327,044	10,975,597
Validus Holdings Ltd.	125,147	5,211,121
W.R. Berkley Corp.	118,696	5,924,117
White Mountains Insurance Group Ltd.	8,265	5,513,995
Willis Group Holdings PLC	222,598	10,622,377
XL Group PLC Class A	329,395	11,924,099
		866,252,565
Real Estate Investment Trusts - 3.8%
Acadia Realty Trust (SBI) (d)	90,982	3,107,945
AG Mortgage Investment Trust, Inc. (d)	28,740	540,599
Agree Realty Corp. (d)	17,794	584,177
Alexanders, Inc.	4,465	1,966,431
Alexandria Real Estate Equities, Inc. (d)	95,330	9,143,100
Altisource Residential Corp. Class B	67,853	1,401,164
American Assets Trust, Inc.	51,834	2,126,231
American Campus Communities, Inc.	134,876	5,566,333

	Shares	Value
American Capital Agency Corp.	434,841	$ 9,320,817
American Capital Mortgage Investment Corp. (d)	52,567	969,861
American Homes 4 Rent Class A	204,251	3,408,949
American Realty Capital Properties, Inc. (d)	1,142,446	11,207,395
American Residential Properties, Inc. (a)(d)	37,789	655,261
American Tower Corp.	496,713	49,244,127
Annaly Capital Management, Inc.	1,214,445	12,897,406
Anworth Mortgage Asset Corp. (d)	251,516	1,315,429
Apartment Investment & Management Co. Class A	190,518	7,178,718
Apollo Commercial Real Estate Finance, Inc. (d)	62,598	1,069,800
Apollo Residential Mortgage, Inc.	39,031	618,641
Arbor Realty Trust, Inc.	48,156	345,279
Ares Commercial Real Estate Corp.	39,618	475,416
Armada Hoffler Properties, Inc.	18,404	198,763
Armour Residential REIT, Inc.	489,690	1,557,214
Ashford Hospitality Prime, Inc.	33,082	538,244
Ashford Hospitality Trust, Inc.	100,347	1,068,696
Associated Estates Realty Corp.	67,927	1,626,852
AvalonBay Communities, Inc.	164,265	27,652,370
Aviv REIT, Inc.	31,842	1,145,675
BioMed Realty Trust, Inc.	243,715	5,420,222
Blackstone Mortgage Trust, Inc. (d)	81,437	2,354,344
Bluerock Residental Growth (REIT), Inc.	11,697	153,816
Boston Properties, Inc.	190,083	26,119,305
Brandywine Realty Trust (SBI)	205,514	3,257,397
Brixmor Property Group, Inc.	161,092	4,091,737
BRT Realty Trust (a)	5,568	38,976
Camden Property Trust (SBI)	107,447	7,821,067
Campus Crest Communities, Inc. (d)	86,404	673,087
Capstead Mortgage Corp. (d)	97,016	1,161,282
CareTrust (REIT), Inc.	34,369	436,830
CatchMark Timber Trust, Inc.	26,622	322,925
CBL & Associates Properties, Inc.	216,304	4,330,406
Cedar Shopping Centers, Inc. (d)	134,023	1,002,492
Chambers Street Properties	312,279	2,557,565
Chatham Lodging Trust	38,737	1,124,148
Cherry Hill Mortgage Investment Corp.	2,726	48,250
Chesapeake Lodging Trust	72,347	2,572,659
Chimera Investment Corp.	1,317,945	4,230,603
CIM Commercial Trust Corp.	4,057	67,103
City Office (REIT), Inc.	19,500	245,115
Colony Financial, Inc.	142,506	3,592,576
Columbia Property Trust, Inc.	174,483	4,517,365
Coresite Realty Corp.	24,333	1,154,358
Corporate Office Properties Trust (SBI) (d)	106,736	3,138,038
Corrections Corp. of America (d)	154,168	6,149,762
Cousins Properties, Inc. (d)	284,086	3,048,243
Crown Castle International Corp.	417,288	36,016,127
CubeSmart	223,547	5,186,290
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CyrusOne, Inc.	38,593	$ 1,146,984
CYS Investments, Inc. (d)	197,203	1,792,575
DCT Industrial Trust, Inc.	102,100	3,683,768
DDR Corp.	389,458	7,376,335
DiamondRock Hospitality Co. (d)	231,567	3,353,090
Digital Realty Trust, Inc. (d)	167,228	11,100,595
Douglas Emmett, Inc.	168,817	4,873,747
Duke Realty LP	408,851	8,733,057
DuPont Fabros Technology, Inc. (d)	100,616	3,150,287
Dynex Capital, Inc. (d)	68,104	567,987
EastGroup Properties, Inc. (d)	46,143	2,907,009
Education Realty Trust, Inc.	59,856	2,098,551
Ellington Residential Mortgage REIT	7,146	116,766
Empire State Realty Trust, Inc.	146,821	2,598,732
EPR Properties	75,645	4,615,101
Equity Commonwealth	171,056	4,524,431
Equity Lifestyle Properties, Inc.	103,772	5,590,198
Equity One, Inc.	85,144	2,280,156
Equity Residential (SBI)	453,199	34,909,919
Essex Property Trust, Inc.	77,979	17,344,869
Excel Trust, Inc.	73,041	1,000,662
Extra Space Storage, Inc.	137,773	9,062,708
Federal Realty Investment Trust (SBI)	90,487	12,851,869
FelCor Lodging Trust, Inc.	200,216	2,156,326
First Industrial Realty Trust, Inc.	150,659	3,206,024
First Potomac Realty Trust (d)	85,240	1,018,618
Five Oaks Investment Corp.	4,880	53,924
Franklin Street Properties Corp.	139,951	1,767,581
Gaming & Leisure Properties	107,465	3,637,690
General Growth Properties, Inc.	800,490	23,222,215
Getty Realty Corp. (d)	36,809	664,034
Gladstone Commercial Corp.	19,665	357,313
Government Properties Income Trust (d)	79,105	1,850,266
Gramercy Property Trust, Inc. (d)	193,795	1,366,255
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,385	438,783
Hatteras Financial Corp.	121,103	2,222,240
HCP, Inc.	578,588	24,508,988
Health Care REIT, Inc.	410,568	31,658,898
Healthcare Realty Trust, Inc.	119,232	3,402,881
Healthcare Trust of America, Inc. (d)	153,840	4,269,060
Hersha Hospitality Trust	285,132	1,913,236
Highwoods Properties, Inc. (SBI) (d)	106,385	4,852,220
Home Properties, Inc.	74,137	4,950,127
Hospitality Properties Trust (SBI)	186,225	5,737,592
Host Hotels & Resorts, Inc.	935,891	19,653,711
Hudson Pacific Properties, Inc.	83,072	2,654,981
Independence Realty Trust, Inc.	19,740	183,582
Inland Real Estate Corp.	104,109	1,113,966
Invesco Mortgage Capital, Inc.	135,801	2,168,742
Investors Real Estate Trust	148,410	1,136,821

	Shares	Value
Iron Mountain, Inc.	230,368	$ 8,466,024
iStar Financial, Inc. (a)(d)	102,599	1,359,437
JAVELIN Mortgage Investment Corp.	12,977	116,533
Kilroy Realty Corp. (d)	102,881	7,610,108
Kimco Realty Corp.	509,165	13,380,856
Kite Realty Group Trust (d)	96,409	2,730,303
Lamar Advertising Co. Class A	94,159	5,470,638
LaSalle Hotel Properties (SBI)	138,568	5,393,067
Lexington Corporate Properties Trust (d)	259,496	2,810,342
Liberty Property Trust (SBI) (d)	189,993	7,071,539
LTC Properties, Inc.	43,338	1,934,175
Mack-Cali Realty Corp.	122,465	2,303,567
Medical Properties Trust, Inc. (d)	248,705	3,765,394
MFA Financial, Inc.	486,658	3,873,798
Mid-America Apartment Communities, Inc.	92,326	6,690,865
Monmouth Real Estate Investment Corp. Class A (d)	60,850	685,780
National Health Investors, Inc. (d)	42,355	3,014,829
National Retail Properties, Inc. (d)	166,283	6,691,228
New Residential Investment Corp.	169,589	2,562,490
New Senior Investment Group, Inc.	86,128	1,450,396
New York (REIT), Inc.	201,799	2,096,692
New York Mortgage Trust, Inc. (d)	125,316	989,996
Newcastle Investment Corp.	86,128	416,860
NorthStar Realty Finance Corp.	299,723	5,760,676
Omega Healthcare Investors, Inc. (d)	172,171	6,897,170
One Liberty Properties, Inc. (d)	12,915	305,827
Orchid Island Capital, Inc. (d)	10,240	142,336
Outfront Media, Inc.	171,285	5,129,986
Parkway Properties, Inc.	97,123	1,710,336
Pebblebrook Hotel Trust (d)	84,692	4,114,337
Pennsylvania Real Estate Investment Trust (SBI)	85,180	1,940,400
PennyMac Mortgage Investment Trust	97,201	2,083,989
Physicians Realty Trust	76,348	1,255,925
Piedmont Office Realty Trust, Inc. Class A	209,992	3,849,153
Plum Creek Timber Co., Inc.	218,523	9,492,639
Post Properties, Inc.	73,877	4,201,385
Potlatch Corp.	53,054	2,118,446
Power (REIT) (a)	718	6,211
Preferred Apartment Communities, Inc. Class A (d)	14,615	149,511
Prologis, Inc.	625,607	26,719,675
PS Business Parks, Inc.	31,822	2,646,954
Public Storage	181,206	35,737,447
QTS Realty Trust, Inc. Class A (d)	15,035	538,403
RAIT Financial Trust (d)	83,839	617,893
Ramco-Gershenson Properties Trust (SBI) (d)	93,326	1,747,063
Rayonier, Inc. (d)	156,835	4,298,847
Realty Income Corp.	273,639	13,698,368
Redwood Trust, Inc. (d)	103,397	1,976,951
Regency Centers Corp.	116,777	7,664,075
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Resource Capital Corp. (d)	162,377	$ 816,756
Retail Opportunity Investments Corp. (d)	124,994	2,093,650
Retail Properties America, Inc.	311,497	4,930,998
Rexford Industrial Realty, Inc.	67,185	1,077,647
RLJ Lodging Trust	176,982	5,629,797
Rouse Properties, Inc. (d)	48,259	833,916
Ryman Hospitality Properties, Inc. (d)	67,021	4,027,962
Sabra Health Care REIT, Inc. (d)	66,212	2,164,470
Saul Centers, Inc.	18,038	971,707
Select Income (REIT) (d)	51,776	1,278,349
Senior Housing Properties Trust (SBI)	290,312	6,488,473
Silver Bay Realty Trust Corp.	47,769	771,947
Simon Property Group, Inc.	389,456	74,136,844
SL Green Realty Corp. (d)	120,958	15,353,199
SoTHERLY Hotels, Inc.	2,721	20,720
Sovran Self Storage, Inc.	43,170	3,972,503
Spirit Realty Capital, Inc.	486,097	5,954,688
Stag Industrial, Inc.	92,815	2,315,734
Starwood Property Trust, Inc. (d)	271,190	6,617,036
Starwood Waypoint Residential (d)	44,074	1,109,783
Strategic Hotel & Resorts, Inc. (a)	334,781	4,392,327
Summit Hotel Properties, Inc.	103,133	1,354,136
Sun Communities, Inc. (d)	62,281	4,209,573
Sunstone Hotel Investors, Inc. (d)	235,599	4,111,203
Supertel Hospitality, Inc. (a)	703	1,118
Tanger Factory Outlet Centers, Inc.	110,651	3,922,578
Taubman Centers, Inc.	81,539	5,898,531
Terreno Realty Corp. (d)	48,045	1,058,912
The GEO Group, Inc.	101,971	4,400,049
The Macerich Co.	176,688	14,779,951
Trade Street Residential, Inc. (d)	10,637	83,181
Two Harbors Investment Corp.	449,289	4,690,577
UDR, Inc. (d)	326,669	10,433,808
UMH Properties, Inc.	13,625	128,893
United Development Funding IV (d)	104,924	1,767,969
Universal Health Realty Income Trust (SBI)	15,817	803,978
Urban Edge Properties	106,471	2,548,916
Urstadt Biddle Properties, Inc. Class A	31,219	709,296
Ventas, Inc.	396,582	29,533,462
Vornado Realty Trust	218,163	24,006,657
Washington REIT (SBI)	91,707	2,598,976
Weingarten Realty Investors (SBI)	140,335	5,082,934
Western Asset Mortgage Capital Corp. (d)	46,434	696,510
Weyerhaeuser Co.	659,616	23,159,118
Whitestone REIT Class B	26,734	421,863
WP Carey, Inc.	142,219	9,753,379
WP Glimcher, Inc.	222,909	3,863,013
ZAIS Financial Corp.	6,000	106,920
		1,124,381,378

	Shares	Value
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	51,667	$ 2,088,897
Altisource Portfolio Solutions SA (a)(d)	18,423	371,039
American Spectrum Realty, Inc. (a)	1,984	3,373
AV Homes, Inc. (a)	12,051	182,452
CBRE Group, Inc. (a)	339,514	11,631,750
Consolidated-Tomoka Land Co.	4,931	290,091
Forest City Enterprises, Inc. Class A (a)	208,465	5,263,741
Forestar Group, Inc. (a)(d)	38,487	553,443
FRP Holdings, Inc. (a)	3,842	117,219
Gladstone Land Corp.	8,000	95,280
Howard Hughes Corp. (a)	60,815	9,109,479
Jones Lang LaSalle, Inc.	53,062	8,556,248
Kennedy-Wilson Holdings, Inc.	97,591	2,611,535
Marcus & Millichap, Inc. (a)	8,522	314,717
Maui Land & Pineapple, Inc. (a)(d)	31,310	186,295
RE/MAX Holdings, Inc.	10,289	337,068
Realogy Holdings Corp. (a)	176,896	8,137,216
Tejon Ranch Co. (a)(d)	18,740	460,629
The St. Joe Co. (a)(d)	111,664	1,897,171
Transcontinental Realty Investors, Inc. (a)	20,697	242,362
		52,450,005
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	91,784	1,204,206
Bank Mutual Corp.	56,001	401,527
BankFinancial Corp.	19,300	230,056
BBX Capital Corp. (a)	18,261	261,132
Beneficial Bancorp, Inc. (a)	41,273	467,210
Berkshire Hills Bancorp, Inc.	24,593	656,141
BofI Holding, Inc. (a)(d)	15,097	1,334,575
Brookline Bancorp, Inc., Delaware	86,924	841,424
Cape Bancorp, Inc.	2,611	23,238
Capitol Federal Financial, Inc.	194,739	2,416,711
Charter Financial Corp.	1,496	17,294
Chicopee Bancorp, Inc.	1,816	29,328
Clifton Bancorp, Inc.	18,424	244,302
Dime Community Bancshares, Inc.	51,879	807,237
Doral Financial Corp. (a)(d)	7,972	5,493
ESSA Bancorp, Inc.	4,298	52,350
Essent Group Ltd. (a)(d)	84,139	1,953,708
EverBank Financial Corp.	121,901	2,191,780
Farmer Mac Class C (non-vtg.)	10,710	342,077
First Defiance Financial Corp.	7,220	231,112
First Financial Northwest, Inc.	2,197	26,386
Flagstar Bancorp, Inc. (a)(d)	37,206	550,277
Fox Chase Bancorp, Inc.	14,307	234,063
Heritage Financial Group, Inc.	6,982	180,764
HF Financial Corp.	2,735	39,302
Hingham Institution for Savings	1,505	144,977
Home Loan Servicing Solutions Ltd.	113,603	2,091,431
HomeStreet, Inc. (d)	10,888	188,362
Hudson City Bancorp, Inc.	659,676	6,438,438
IF Bancorp, Inc.	3,112	52,842
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Impac Mortgage Holdings, Inc. (a)(d)	5,393	$ 54,631
Kearny Financial Corp. (a)	12,166	161,564
Ladder Capital Corp. Class A	25,952	477,517
Lendingtree, Inc. (a)(d)	16,968	899,983
Meridian Bancorp, Inc. (a)	32,680	404,905
Meta Financial Group, Inc.	3,931	140,219
MGIC Investment Corp. (a)(d)	403,619	3,685,041
Nationstar Mortgage Holdings, Inc. (a)(d)	27,283	727,092
New York Community Bancorp, Inc. (d)	541,088	8,987,472
NMI Holdings, Inc. (a)	34,703	253,332
Northfield Bancorp, Inc.	54,381	786,893
Northwest Bancshares, Inc. (d)	92,094	1,088,091
OceanFirst Financial Corp.	5,851	95,605
Ocwen Financial Corp. (a)(d)	133,402	1,085,892
Oritani Financial Corp.	41,599	595,282
PennyMac Financial Services, Inc. (a)	24,021	419,407
People's United Financial, Inc. (d)	460,969	6,974,461
Poage Bankshares, Inc.	2,365	35,239
Provident Financial Holdings, Inc.	3,066	47,063
Provident Financial Services, Inc.	68,672	1,249,830
Radian Group, Inc. (d)	233,778	3,696,030
Riverview Bancorp, Inc. (a)	6,875	30,869
Security National Financial Corp. Class A	10,660	62,894
Simplicity Bancorp, Inc.	10,338	177,400
Southern Missouri Bancorp, Inc.	1,632	30,910
Stonegate Mortgage Corp. (a)(d)	14,418	144,468
Territorial Bancorp, Inc.	13,244	285,011
TFS Financial Corp.	149,374	2,106,173
Timberland Bancorp, Inc.	5,034	54,141
Trustco Bank Corp., New York	103,561	700,072
United Community Financial Corp.	43,226	225,207
United Financial Bancorp, Inc. New	58,787	728,371
Walker & Dunlop, Inc. (a)(d)	28,304	453,713
Washington Federal, Inc. (d)	128,254	2,708,724
Waterstone Financial, Inc.	38,293	492,831
Westfield Financial, Inc.	28,907	208,998
WSFS Financial Corp.	10,396	808,185
		64,741,259
TOTAL FINANCIALS		5,080,477,124
HEALTH CARE - 14.2%
Biotechnology - 3.3%
ACADIA Pharmaceuticals, Inc. (a)(d)	95,598	3,629,856
Acceleron Pharma, Inc. (a)(d)	12,418	504,543
Achillion Pharmaceuticals, Inc. (a)(d)	115,115	1,397,496
Acorda Therapeutics, Inc. (a)(d)	62,128	2,102,412
Actinium Pharmaceuticals, Inc. (a)(d)	38,656	120,607
Advaxis, Inc. (a)(d)	18,152	163,368

	Shares	Value
Aegerion Pharmaceuticals, Inc. (a)(d)	33,098	$ 900,266
Agenus, Inc. (a)(d)	71,608	350,879
Agios Pharmaceuticals, Inc. (a)(d)	12,599	1,351,621
Akebia Therapeutics, Inc. (a)(d)	5,435	50,328
Alder Biopharmaceuticals, Inc.	19,440	522,547
Alexion Pharmaceuticals, Inc. (a)	249,120	44,933,774
Alkermes PLC (a)	200,966	14,117,862
Alnylam Pharmaceuticals, Inc. (a)(d)	88,059	8,940,630
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	1,546,807
Amgen, Inc.	956,078	150,792,622
Amicus Therapeutics, Inc. (a)(d)	104,894	918,871
Anacor Pharmaceuticals, Inc. (a)(d)	55,134	2,398,329
Anthera Pharmaceuticals, Inc. (a)(d)	58,148	293,647
Applied Genetic Technologies Corp.	5,553	112,670
Ardelyx, Inc.	4,936	77,717
Arena Pharmaceuticals, Inc. (a)(d)	308,170	1,389,847
Argos Therapeutics, Inc. (a)(d)	5,077	45,795
ARIAD Pharmaceuticals, Inc. (a)(d)	213,587	1,736,462
ArQule, Inc. (a)	65,290	122,745
Array BioPharma, Inc. (a)(d)	168,502	1,341,276
Arrowhead Research Corp. (a)(d)	55,996	421,650
Atara Biotherapeutics, Inc.	7,172	140,284
Athersys, Inc. (a)(d)	92,903	240,619
Auspex Pharmaceuticals, Inc. (d)	23,001	1,546,587
Avalanche Biotechnologies, Inc. (a)	12,370	447,547
AVEO Pharmaceuticals, Inc. (a)	43,200	54,000
BioCryst Pharmaceuticals, Inc. (a)(d)	79,931	815,296
Biogen Idec, Inc. (a)	296,833	121,579,828
BioMarin Pharmaceutical, Inc. (a)	193,260	20,692,348
Biospecifics Technologies Corp. (a)	1,441	56,141
Biota Pharmaceuticals, Inc. (a)	46,093	116,154
BioTime, Inc. (a)(d)	47,203	198,253
bluebird bio, Inc. (a)(d)	35,930	3,424,848
BrainStorm Cell Therpeutic, Inc. (a)	15,396	65,433
Calithera Biosciences, Inc.	11,343	172,640
Cancer Genetics, Inc. (a)(d)	9,725	85,191
Cara Therapeutics, Inc.	6,290	64,473
CASI Pharmaceuticals, Inc. (a)	289	465
Catalyst Pharmaceutical Partners, Inc. (a)(d)	52,850	198,716
Cel-Sci Corp. (a)(d)	28,340	29,474
Celgene Corp. (a)	1,004,372	122,061,329
Celladon Corp. (a)	15,979	290,019
Celldex Therapeutics, Inc. (a)(d)	107,399	2,742,970
Cellular Biomedicine Group, Inc. (a)(d)	3,567	106,974
Cellular Dynamics International, Inc. (a)	4,597	24,962
Celsion Corp. (a)(d)	10,682	30,871
Cepheid, Inc. (a)(d)	85,274	4,846,974
ChemoCentryx, Inc. (a)(d)	22,820	185,755
Chimerix, Inc. (a)(d)	44,968	1,820,305
Cleveland Biolabs, Inc. (a)	1,774	5,996
Clovis Oncology, Inc. (a)	39,949	3,054,501
Coherus BioSciences, Inc.	7,929	250,477
Conatus Pharmaceuticals, Inc. (a)(d)	7,362	46,822
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Concert Pharmaceuticals, Inc.	5,337	$ 76,799
CorMedix, Inc. (a)(d)	24,430	126,059
Coronado Biosciences, Inc. (a)(d)	18,457	47,434
CTI BioPharma Corp. (a)(d)	129,276	302,506
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	112,289	345,850
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	17,294
Cytokinetics, Inc. (a)(d)	40,859	315,023
Cytori Therapeutics, Inc. (a)(d)	69,588	77,939
CytRx Corp. (a)(d)	55,459	179,133
DARA BioSciences, Inc. (a)	1,702	1,668
Dicerna Pharmaceuticals, Inc. (d)	13,410	327,606
Discovery Laboratories, Inc. (a)(d)	132,829	213,855
Dyax Corp. (a)	180,237	2,723,381
Dynavax Technologies Corp. (a)(d)	27,597	485,707
Eagle Pharmaceuticals, Inc.	6,163	209,542
Eleven Biotherapeutics, Inc.	6,105	64,530
Emergent BioSolutions, Inc. (a)(d)	38,141	1,143,086
Enanta Pharmaceuticals, Inc. (a)(d)	16,864	604,068
Enzon Pharmaceuticals, Inc.	43,430	45,602
Epirus Biopharmaceuticals, Inc. (a)(d)	17,330	182,485
Epizyme, Inc. (a)(d)	20,607	484,677
Esperion Therapeutics, Inc. (a)	10,661	665,779
Exact Sciences Corp. (a)(d)	122,260	2,747,182
Exelixis, Inc. (a)(d)	211,854	620,732
Fibrocell Science, Inc. (a)	25,988	126,562
FibroGen, Inc.	12,857	409,110
Five Prime Therapeutics, Inc. (a)(d)	27,013	695,315
Flexion Therapeutics, Inc. (d)	12,508	285,307
Foundation Medicine, Inc. (a)(d)	24,382	1,164,484
Galectin Therapeutics, Inc. (a)(d)	13,518	45,961
Galena Biopharma, Inc. (a)(d)	133,911	241,040
Galmed Pharmaceuticals Ltd. (a)	3,203	30,396
Genocea Biosciences, Inc. (d)	8,642	74,580
Genomic Health, Inc. (a)	18,393	559,147
GenVec, Inc. (a)	8,140	25,885
Geron Corp. (a)(d)	196,151	592,376
Gilead Sciences, Inc. (a)	1,897,325	196,430,057
GlycoMimetics, Inc. (a)	10,456	86,994
GTx, Inc. (a)	19,627	15,702
Halozyme Therapeutics, Inc. (a)(d)	125,362	1,889,205
Harvard Apparatus (a)	3,080	11,304
Heat Biologics, Inc. (a)(d)	3,136	20,886
Hemispherx Biopharma, Inc. (a)(d)	130,774	31,778
Heron Therapeutics, Inc. (a)	22,688	294,717
Hyperion Therapeutics, Inc. (a)	17,485	516,682
iBio, Inc. (a)(d)	40,361	40,361
Idera Pharmaceuticals, Inc. (a)(d)	80,821	393,598
Immune Design Corp. (a)	6,302	138,896
ImmunoCellular Therapeutics Ltd. (a)	41,923	23,896
ImmunoGen, Inc. (a)(d)	137,379	1,044,080

	Shares	Value
Immunomedics, Inc. (a)(d)	99,673	$ 406,666
Incyte Corp. (a)(d)	193,729	16,631,635
Infinity Pharmaceuticals, Inc. (a)	64,535	980,932
Inovio Pharmaceuticals, Inc. (a)(d)	64,716	457,866
Insmed, Inc. (a)	59,907	1,110,676
Insys Therapeutics, Inc. (a)(d)	14,979	899,639
Intercept Pharmaceuticals, Inc. (a)(d)	15,228	3,371,022
Intrexon Corp. (a)(d)	56,952	2,338,449
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	2,318,566
Isis Pharmaceuticals, Inc. (a)(d)	147,478	10,111,092
IsoRay, Inc. (a)(d)	31,040	48,422
Karyopharm Therapeutics, Inc. (a)	26,763	729,559
Keryx Biopharmaceuticals, Inc. (a)(d)	130,530	1,587,245
Kindred Biosciences, Inc. (a)(d)	10,713	71,884
Kite Pharma, Inc.	13,267	868,192
KYTHERA Biopharmaceuticals, Inc. (a)(d)	24,408	1,014,152
La Jolla Pharmaceutical Co. (a)	15,002	304,991
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	453,406
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,267,546
Loxo Oncology, Inc.	2,982	38,289
Lpath, Inc. (a)	7,871	23,062
Macrogenics, Inc. (a)(d)	29,197	1,009,340
MannKind Corp. (a)(d)	336,759	2,195,669
Mast Therapeutics, Inc. (a)	29,390	15,283
Medgenics, Inc. (a)(d)	27,208	213,311
Medivation, Inc. (a)	96,404	11,330,362
MEI Pharma, Inc. (a)	26,819	157,964
Merrimack Pharmaceuticals, Inc. (a)(d)	130,664	1,400,718
MiMedx Group, Inc. (a)(d)	113,798	1,177,809
Momenta Pharmaceuticals, Inc. (a)	54,727	747,024
Myriad Genetics, Inc. (a)(d)	91,480	3,116,724
Nanosphere, Inc. (a)(d)	36,229	11,927
NanoViricides, Inc. (a)(d)	32,620	86,117
Navidea Biopharmaceuticals, Inc. (a)(d)	148,549	240,649
Neuralstem, Inc. (a)(d)	106,528	400,545
Neurocrine Biosciences, Inc. (a)(d)	88,195	3,444,015
NewLink Genetics Corp. (a)(d)	24,740	1,065,799
Northwest Biotherapeutics, Inc. (a)(d)	40,748	300,313
Novavax, Inc. (a)(d)	314,654	2,879,084
Ohr Pharmaceutical, Inc. (a)	18,778	144,403
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	24,247
OncoMed Pharmaceuticals, Inc. (a)	11,507	287,445
Onconova Therapeutics, Inc. (a)(d)	6,241	14,292
Oncothyreon, Inc. (a)	72,374	115,798
Opexa Therapeutics, Inc. (a)	5,726	4,524
Ophthotech Corp. (a)(d)	12,066	648,367
Opko Health, Inc. (a)(d)	313,163	4,559,653
Oragenics, Inc. (a)	9,973	11,269
Orexigen Therapeutics, Inc. (a)(d)	166,751	940,476
Organovo Holdings, Inc. (a)(d)	81,267	481,101
Osiris Therapeutics, Inc. (a)(d)	18,170	313,796
Otonomy, Inc.	21,606	801,150
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OvaScience, Inc. (a)(d)	23,544	$ 1,071,487
OXiGENE, Inc. (a)(d)	561	987
Palatin Technologies, Inc. (a)(d)	9,275	8,742
Paratek Pharmaceuticals, Inc. (a)	1,393	40,717
PDL BioPharma, Inc. (d)	181,078	1,263,924
Peregrine Pharmaceuticals, Inc. (a)(d)	243,489	343,319
Pfenex, Inc. (a)	9,386	137,974
Pharmacyclics, Inc. (a)(d)	77,976	16,837,358
PharmAthene, Inc. (a)(d)	51,372	86,305
Portola Pharmaceuticals, Inc. (a)(d)	88,717	3,378,343
Progenics Pharmaceuticals, Inc. (a)(d)	85,314	555,394
Proteon Therapeutics, Inc.	1,427	15,426
Prothena Corp. PLC (a)(d)	29,812	792,403
PTC Therapeutics, Inc. (a)(d)	26,728	1,906,508
Puma Biotechnology, Inc. (a)(d)	25,665	5,466,902
Radius Health, Inc. (a)(d)	15,736	671,140
Raptor Pharmaceutical Corp. (a)(d)	97,027	899,440
Receptos, Inc. (a)	38,738	4,905,780
Regado Biosciences, Inc. (a)(d)	15,917	18,305
Regeneron Pharmaceuticals, Inc. (a)(d)	92,901	38,446,150
Regulus Therapeutics, Inc. (a)(d)	29,427	544,988
Repligen Corp. (a)(d)	36,890	948,442
Retrophin, Inc. (a)(d)	33,262	470,990
Rexahn Pharmaceuticals, Inc. (a)(d)	252,511	201,883
Rigel Pharmaceuticals, Inc. (a)	75,480	225,685
Sage Therapeutics, Inc. (d)	5,499	238,932
Sangamo Biosciences, Inc. (a)(d)	84,275	1,417,506
Sarepta Therapeutics, Inc. (a)(d)	40,979	569,608
Seattle Genetics, Inc. (a)(d)	128,581	4,661,061
Sorrento Therapeutics, Inc. (a)(d)	22,484	290,493
Spectrum Pharmaceuticals, Inc. (a)(d)	70,340	438,218
StemCells, Inc. (a)	41,468	46,444
Stemline Therapeutics, Inc. (a)(d)	20,998	318,960
Sunesis Pharmaceuticals, Inc. (a)	32,643	72,467
Synageva BioPharma Corp. (a)(d)	29,192	2,882,126
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	335,274
Synta Pharmaceuticals Corp. (a)(d)	94,692	227,261
Synthetic Biologics, Inc. (a)(d)	46,314	107,448
T2 Biosystems, Inc. (d)	5,534	91,754
Targacept, Inc. (a)(d)	18,977	49,910
Tenax Therapeutics, Inc. (a)(d)	1,373	4,325
TESARO, Inc. (a)(d)	24,183	1,289,679
TetraLogic Pharmaceuticals Corp. (a)(d)	5,276	25,430
TG Therapeutics, Inc. (a)(d)	39,520	573,435
Threshold Pharmaceuticals, Inc. (a)(d)	66,603	291,055
Tokai Pharmaceuticals, Inc. (d)	5,465	82,685
Trevena, Inc.	18,054	97,311
Trovagene, Inc. (a)	18,991	107,299
Ultragenyx Pharmaceutical, Inc. (d)	31,984	1,735,772
United Therapeutics Corp. (a)(d)	59,588	9,239,119
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	474,451

	Shares	Value
Verastem, Inc. (a)(d)	47,048	$ 350,037
Vericel Corp. (a)	3,923	14,123
Versartis, Inc. (a)(d)	25,643	507,988
Vertex Pharmaceuticals, Inc. (a)	301,644	36,025,343
Vical, Inc. (a)	65,666	66,979
Vitae Pharmaceuticals, Inc. (d)	16,202	188,267
Vital Therapies, Inc.	7,644	169,315
Xencor, Inc. (a)(d)	23,690	369,564
XOMA Corp. (a)(d)	99,609	367,557
Zafgen, Inc. (d)	17,716	684,723
ZIOPHARM Oncology, Inc. (a)(d)	141,688	1,595,407
		971,295,518
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	29,889	1,820,838
Abbott Laboratories	1,894,146	89,725,696
Abiomed, Inc. (a)(d)	44,903	2,729,653
Accuray, Inc. (a)(d)	93,204	836,972
Alere, Inc. (a)	96,349	4,380,989
Align Technology, Inc. (a)	89,927	5,157,313
Alliqua Biomedical, Inc. (a)(d)	4,397	24,535
Alphatec Holdings, Inc. (a)	36,801	53,361
Analogic Corp.	15,585	1,350,596
Angiodynamics, Inc. (a)(d)	38,160	709,776
Anika Therapeutics, Inc. (a)(d)	16,592	662,353
Antares Pharma, Inc. (a)(d)	159,300	415,773
Atossa Genetics, Inc. (a)(d)	789	1,515
Atricure, Inc. (a)	34,596	611,657
Atrion Corp.	1,969	639,925
AxoGen, Inc. (a)	17,932	56,844
Bacterin International Holdings, Inc. (a)	974	3,506
Baxter International, Inc.	681,233	47,107,262
Becton, Dickinson & Co.	240,747	35,322,400
BioLase Technology, Inc.	31,172	67,643
Boston Scientific Corp. (a)	1,659,124	28,039,196
C.R. Bard, Inc.	91,991	15,559,358
Cantel Medical Corp.	48,934	2,221,604
Cardica, Inc. (a)	23,778	15,037
Cardiovascular Systems, Inc. (a)	37,106	1,399,267
CareFusion Corp. (a)	255,106	15,326,768
Cerus Corp. (a)(d)	120,620	575,961
Cesca Therapeutics, Inc. (a)	15,844	14,486
CONMED Corp.	32,943	1,689,976
Cryolife, Inc.	28,209	295,630
Cutera, Inc. (a)	15,449	198,520
Cyberonics, Inc. (a)(d)	38,945	2,667,733
Cynosure, Inc. Class A (a)(d)	24,901	757,488
Delcath Systems, Inc. (a)(d)	7,494	9,517
DENTSPLY International, Inc.	185,229	9,818,989
Derma Sciences, Inc. (a)(d)	27,081	214,482
DexCom, Inc. (a)(d)	89,409	5,430,703
Echo Therapeutics, Inc. (a)	2,009	4,701
Edwards Lifesciences Corp. (a)	133,911	17,812,841
Endologix, Inc. (a)(d)	92,123	1,452,780
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
EnteroMedics, Inc. (a)(d)	53,456	$ 56,663
ERBA Diagnostics, Inc. (a)	3,094	10,671
Exactech, Inc. (a)	10,055	234,784
Fonar Corp. (a)	7,275	96,830
Genmark Diagnostics, Inc. (a)(d)	42,342	538,167
Globus Medical, Inc. (a)	81,315	1,974,328
Greatbatch, Inc. (a)(d)	28,475	1,513,162
Haemonetics Corp. (a)(d)	65,465	2,910,574
Halyard Health, Inc. (a)(d)	61,968	2,853,007
Hansen Medical, Inc. (a)(d)	48,696	38,192
HeartWare International, Inc. (a)(d)	19,657	1,675,366
Hill-Rom Holdings, Inc.	72,156	3,457,716
Hologic, Inc. (a)	344,492	11,154,651
ICU Medical, Inc. (a)(d)	17,344	1,542,055
IDEXX Laboratories, Inc. (a)(d)	62,216	9,757,335
Inogen, Inc.	13,765	457,686
Insulet Corp. (a)	70,939	2,250,894
Integra LifeSciences Holdings Corp. (a)(d)	34,810	2,088,948
Intuitive Surgical, Inc. (a)	45,800	22,900,000
Invacare Corp.	43,063	816,905
K2M Group Holdings, Inc.	22,830	467,787
Kewaunee Scientific Corp.	1,376	25,002
Ldr Holding Corp. (a)(d)	17,638	689,469
LeMaitre Vascular, Inc.	3,845	29,299
Masimo Corp. (a)(d)	62,689	1,847,445
Medtronic PLC	1,777,132	137,887,672
MELA Sciences, Inc. (a)(d)	4,012	7,101
Meridian Bioscience, Inc.	44,602	883,120
Merit Medical Systems, Inc. (a)	47,538	932,220
Misonix, Inc. (a)	3,683	45,743
Natus Medical, Inc. (a)	43,776	1,566,743
Neogen Corp. (a)	43,866	2,243,746
Nevro Corp.	11,639	486,859
NuVasive, Inc. (a)	55,373	2,533,315
NxStage Medical, Inc. (a)(d)	68,384	1,174,837
Ocular Therapeutix, Inc. (d)	6,614	236,583
OraSure Technologies, Inc. (a)	68,939	493,603
Orthofix International NV (a)	22,001	713,492
Perseon Corp. (a)	46,363	22,625
PhotoMedex, Inc. (a)(d)	6,551	11,792
Quidel Corp. (a)(d)	35,813	919,678
ResMed, Inc. (d)	173,337	11,155,969
Retractable Technologies, Inc. (a)	5,248	21,937
Rockwell Medical Technologies, Inc. (a)(d)	50,918	509,180
RTI Biologics, Inc. (a)	61,233	325,760
Sirona Dental Systems, Inc. (a)(d)	67,791	6,156,779
St. Jude Medical, Inc.	356,277	23,756,550
Staar Surgical Co. (a)(d)	34,338	235,559
Stereotaxis, Inc. (a)(d)	3,270	7,750
Steris Corp.	98,802	6,374,705
Stryker Corp.	377,170	35,736,858

	Shares	Value
SurModics, Inc. (a)	19,525	$ 469,576
Symmetry Surgical, Inc. (a)	7,341	54,323
Synergetics U.S.A., Inc. (a)	19,727	89,166
Tandem Diabetes Care, Inc. (a)(d)	11,476	134,269
TearLab Corp. (a)(d)	17,390	45,214
Teleflex, Inc.	53,220	6,476,342
The Cooper Companies, Inc.	58,635	9,614,381
The Spectranetics Corp. (a)(d)	57,749	1,952,494
Thoratec Corp. (a)(d)	75,606	3,078,676
Tornier NV (a)	43,234	1,056,639
TransEnterix, Inc. (a)(d)	65,065	186,086
TriVascular Technologies, Inc. (d)	5,628	57,743
Unilife Corp. (a)(d)	142,037	561,046
Uroplasty, Inc. (a)	1,597	1,948
Utah Medical Products, Inc.	1,199	71,221
Varian Medical Systems, Inc. (a)(d)	126,250	11,737,463
Vascular Solutions, Inc. (a)(d)	17,548	512,051
Veracyte, Inc. (a)(d)	8,684	76,332
Vermillion, Inc. (a)(d)	5,249	9,763
West Pharmaceutical Services, Inc.	94,110	5,149,699
Wright Medical Group, Inc. (a)	70,704	1,741,440
Zeltiq Aesthetics, Inc. (a)(d)	33,895	1,131,076
Zimmer Holdings, Inc.	211,212	25,427,813
		668,645,517
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (d)	5,843	210,290
Acadia Healthcare Co., Inc. (a)(d)	57,055	3,607,588
Addus HomeCare Corp. (a)	6,027	131,991
Adeptus Health, Inc. Class A (d)	5,548	246,054
Aetna, Inc.	440,341	43,835,947
Air Methods Corp. (a)(d)	45,048	2,387,094
Alliance Healthcare Services, Inc. (a)	17,141	409,841
Almost Family, Inc. (a)	9,932	353,778
Amedisys, Inc. (a)(d)	46,941	1,416,210
AmerisourceBergen Corp.	258,132	26,525,644
AMN Healthcare Services, Inc. (a)(d)	76,320	1,721,779
AmSurg Corp. (a)(d)	60,879	3,658,828
Anthem, Inc.	337,427	49,416,184
Bio-Reference Laboratories, Inc. (a)(d)	31,917	1,115,180
BioScrip, Inc. (a)(d)	97,179	593,764
BioTelemetry, Inc. (a)	34,161	329,654
Brookdale Senior Living, Inc. (a)	242,983	9,114,292
Capital Senior Living Corp. (a)	37,012	925,300
Cardinal Health, Inc.	415,322	36,544,183
Centene Corp. (a)(d)	144,414	8,875,684
Chemed Corp.	19,372	2,256,451
Cigna Corp.	327,353	39,815,945
Civitas Solutions, Inc.	15,425	292,921
Community Health Systems, Inc. (a)	145,857	7,076,982
Corvel Corp. (a)	17,696	626,969
Cross Country Healthcare, Inc. (a)(d)	40,427	523,934
DaVita HealthCare Partners, Inc. (a)	219,925	16,406,405
Envision Healthcare Holdings, Inc. (a)	166,801	6,108,253
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
ExamWorks Group, Inc. (a)(d)	46,646	$ 1,884,498
Express Scripts Holding Co. (a)	923,194	78,277,619
Five Star Quality Care, Inc. (a)	46,768	170,236
Genesis HealthCare, Inc. Class A (a)	27,157	193,086
Hanger, Inc. (a)(d)	45,074	1,166,966
HCA Holdings, Inc. (a)	379,449	27,145,781
Health Net, Inc. (a)	94,239	5,404,607
HealthEquity, Inc. (a)	11,244	227,916
HealthSouth Corp.	110,704	4,811,196
Healthways, Inc. (a)(d)	40,578	908,136
Henry Schein, Inc. (a)	105,627	14,793,061
Hooper Holmes, Inc. (a)	6,267	3,698
Humana, Inc.	191,671	31,506,879
IPC The Hospitalist Co., Inc. (a)(d)	20,567	889,317
Kindred Healthcare, Inc. (d)	101,514	2,154,127
Laboratory Corp. of America Holdings (a)	123,524	15,197,158
Landauer, Inc.	14,935	569,621
LHC Group, Inc. (a)	14,928	504,566
LifePoint Hospitals, Inc. (a)	57,527	4,139,643
Magellan Health Services, Inc. (a)	33,160	2,124,561
McKesson Corp.	291,701	66,712,019
MEDNAX, Inc. (a)(d)	129,284	9,239,927
Molina Healthcare, Inc. (a)(d)	36,812	2,344,556
National Healthcare Corp.	12,309	775,590
National Research Corp. Class A	3,663	50,916
NeoStem, Inc. (a)(d)	15,337	57,667
Omnicare, Inc.	126,227	9,686,660
Owens & Minor, Inc.	80,650	2,875,979
Patterson Companies, Inc.	106,597	5,337,845
PDI, Inc. (a)	1,365	2,443
PharMerica Corp. (a)	42,657	1,066,425
Premier, Inc. (a)	38,595	1,414,893
Providence Service Corp. (a)	13,245	609,270
Quest Diagnostics, Inc.	178,129	12,493,968
RadNet, Inc. (a)	31,699	277,683
Select Medical Holdings Corp.	129,424	1,754,989
Sharps Compliance Corp. (a)	5,184	28,460
Surgical Care Affiliates, Inc. (a)	18,638	605,362
Team Health Holdings, Inc. (a)	90,863	5,385,450
Tenet Healthcare Corp. (a)	123,038	5,696,659
The Ensign Group, Inc.	23,611	1,040,537
Triple-S Management Corp. (a)	25,096	473,060
Trupanion, Inc. (d)	5,857	44,572
U.S. Physical Therapy, Inc.	15,784	669,084
UnitedHealth Group, Inc.	1,205,935	137,030,394
Universal American Spin Corp. (a)	61,823	572,481
Universal Health Services, Inc. Class B	113,232	12,834,847

	Shares	Value
VCA, Inc. (a)	109,673	$ 5,843,377
Wellcare Health Plans, Inc. (a)	58,391	5,302,487
		746,827,417
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	203,054	2,437,663
athenahealth, Inc. (a)(d)	47,776	6,070,896
Authentidate Holding Corp. (a)	816	588
Castlight Health, Inc. Class B (a)(d)	20,545	149,773
Cerner Corp. (a)	368,787	26,574,791
CollabRx, Inc. (a)	87	117
Computer Programs & Systems, Inc. (d)	21,937	1,153,886
HealthStream, Inc. (a)(d)	34,016	880,334
HMS Holdings Corp. (a)(d)	114,613	2,010,312
iCAD, Inc. (a)	14,864	147,748
Imprivata, Inc.	3,026	41,426
IMS Health Holdings, Inc. (d)	127,188	3,347,588
MedAssets, Inc. (a)	79,151	1,520,491
Medidata Solutions, Inc. (a)(d)	67,161	3,231,116
Merge Healthcare, Inc. (a)	65,230	260,920
Omnicell, Inc. (a)	38,848	1,361,622
Quality Systems, Inc.	52,869	918,863
Veeva Systems, Inc. Class A (a)	59,846	1,847,446
Vocera Communications, Inc. (a)	14,570	151,237
		52,106,817
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	35,982	719,640
Affymetrix, Inc. (a)(d)	78,656	920,275
Agilent Technologies, Inc.	418,625	17,670,161
Albany Molecular Research, Inc. (a)(d)	23,897	387,609
Apricus Biosciences, Inc. (a)(d)	37,784	83,125
BG Medicine, Inc. (a)(d)	3,134	2,241
Bio-Rad Laboratories, Inc. Class A (a)	30,427	3,869,706
Bio-Techne Corp.	47,875	4,669,249
Bruker Corp. (a)	149,896	2,852,521
Cambrex Corp. (a)	40,515	1,387,639
Charles River Laboratories International, Inc. (a)	57,625	4,418,109
Enzo Biochem, Inc. (a)	23,268	71,200
Fluidigm Corp. (a)(d)	33,180	1,466,556
Harvard Bioscience, Inc. (a)	18,919	103,298
Illumina, Inc. (a)	177,607	34,715,064
INC Research Holdings, Inc. Class A	12,342	369,396
Luminex Corp. (a)	47,008	739,906
Mettler-Toledo International, Inc. (a)(d)	36,042	11,323,315
Nanostring Technologies, Inc. (a)(d)	9,816	103,166
NeoGenomics, Inc. (a)	53,713	243,857
Pacific Biosciences of California, Inc. (a)(d)	73,041	460,158
PAREXEL International Corp. (a)	67,794	4,370,001
PerkinElmer, Inc.	134,059	6,300,773
PRA Health Sciences, Inc.	17,623	555,477
pSivida Corp. (a)	25,265	111,166
Quintiles Transnational Holdings, Inc. (a)	91,364	5,936,833
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Sequenom, Inc. (a)(d)	174,667	$ 611,335
Thermo Fisher Scientific, Inc.	502,137	65,277,810
VWR Corp. (d)	44,733	1,098,195
Waters Corp. (a)	105,086	12,650,253
		183,488,034
Pharmaceuticals - 5.3%
AbbVie, Inc.	2,003,359	121,203,220
AcelRx Pharmaceuticals, Inc. (a)(d)	24,453	216,654
Achaogen, Inc. (a)	5,847	65,311
Actavis PLC (a)	332,741	96,947,418
Acura Pharmaceuticals, Inc. (a)(d)	2,885	2,452
Aerie Pharmaceuticals, Inc. (a)(d)	17,057	479,643
Agile Therapeutics, Inc. (a)	2,699	29,257
Akorn, Inc. (a)(d)	99,142	5,334,831
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	29,299
Alimera Sciences, Inc. (a)(d)	22,049	115,316
Allergan, Inc.	373,654	86,964,232
Amphastar Pharmaceuticals, Inc. (a)	9,174	128,436
Ampio Pharmaceuticals, Inc. (a)(d)	59,082	333,222
ANI Pharmaceuticals, Inc. (a)(d)	10,919	735,504
Aratana Therapeutics, Inc. (a)(d)	38,612	743,667
Assembly Biosciences, Inc. (a)	1,399	18,900
AstraZeneca PLC rights (a)	7,692	0
Bio Path Holdings, Inc. (a)(d)	166,645	308,293
Biodel, Inc. (a)(d)	8,109	11,028
Biodelivery Sciences International, Inc. (a)	45,070	675,825
Bristol-Myers Squibb Co.	2,085,167	127,028,374
Catalent, Inc. (a)(d)	126,939	3,550,484
Cempra, Inc. (a)(d)	49,335	1,633,975
Columbia Laboratories, Inc. (a)	5,322	36,935
Corcept Therapeutics, Inc. (a)(d)	82,171	271,986
Cumberland Pharmaceuticals, Inc. (a)	7,158	43,449
CymaBay Therapeutics, Inc. (a)	11,918	100,707
DepoMed, Inc. (a)(d)	71,075	1,560,096
Dermira, Inc.	15,255	255,216
Durect Corp. (a)	121,504	127,579
Egalet Corp. (d)	5,268	79,073
Eli Lilly & Co.	1,228,895	86,231,562
Endo Health Solutions, Inc. (a)	219,577	18,795,791
Endocyte, Inc. (a)(d)	47,373	274,763
Heska Corp. (a)	1,670	35,905
Horizon Pharma PLC (a)(d)	82,677	1,697,359
Hospira, Inc. (a)	214,554	18,782,057
IGI Laboratories, Inc. (a)(d)	31,510	362,995
Impax Laboratories, Inc. (a)	80,129	3,228,397
Intersect ENT, Inc.	7,011	185,161
Intra-Cellular Therapies, Inc. (a)(d)	23,113	574,358
Jazz Pharmaceuticals PLC (a)(d)	76,159	12,953,884
Johnson & Johnson	3,519,543	360,788,353
Lannett Co., Inc. (a)(d)	33,171	2,069,870

	Shares	Value
Lipocine, Inc. (a)	7,802	$ 56,486
Mallinckrodt PLC (a)	145,074	16,933,037
Marinus Pharmaceuticals, Inc.	2,586	29,636
Merck & Co., Inc.	3,586,734	209,967,408
Mylan N.V. (a)	469,947	26,939,712
Nektar Therapeutics (a)(d)	178,486	2,332,812
Ocera Therapeutics, Inc. (a)(d)	10,720	60,514
Omeros Corp. (a)(d)	47,654	994,539
Pacira Pharmaceuticals, Inc. (a)(d)	44,811	5,142,958
Pain Therapeutics, Inc. (a)	34,536	65,618
Pernix Therapeutics Holdings, Inc. (a)(d)	26,326	282,478
Perrigo Co. PLC	176,169	27,212,825
Pfizer, Inc.	7,910,106	271,474,838
Phibro Animal Health Corp. Class A	37,189	1,348,845
Pozen, Inc. (a)(d)	23,223	170,225
Prestige Brands Holdings, Inc. (a)(d)	64,211	2,474,692
Relypsa, Inc. (a)(d)	13,726	532,569
Repros Therapeutics, Inc. (a)(d)	24,715	227,625
Revance Therapeutics, Inc. (d)	15,387	246,961
Sagent Pharmaceuticals, Inc. (a)(d)	25,120	682,762
Salix Pharmaceuticals Ltd. (a)(d)	79,483	12,494,728
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	355,531
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	611,755
Supernus Pharmaceuticals, Inc. (a)(d)	26,858	241,453
Tetraphase Pharmaceuticals, Inc. (a)(d)	30,643	1,209,173
The Medicines Company (a)(d)	85,688	2,464,815
TherapeuticsMD, Inc. (a)(d)	153,406	777,768
Theravance Biopharma, Inc. (a)(d)	25,221	548,052
Theravance, Inc. (d)	113,621	2,051,995
VIVUS, Inc. (a)(d)	111,051	289,843
XenoPort, Inc. (a)	89,350	612,048
Zoetis, Inc. Class A	626,251	28,863,909
Zogenix, Inc. (a)(d)	115,304	193,711
ZS Pharma, Inc.	7,310	361,626
		1,573,263,784
TOTAL HEALTH CARE		4,195,627,087
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.5%
AAR Corp.	45,448	1,336,171
AeroVironment, Inc. (a)(d)	21,575	591,371
American Science & Engineering, Inc.	13,204	690,437
API Technologies Corp. (a)	22,349	43,581
Astronics Corp. (a)	22,140	1,540,058
Astrotech Corp. (a)(d)	8,707	26,208
BE Aerospace, Inc.	133,599	8,488,880
Breeze Industrial Products Corp. (a)	1,281	12,951
CPI Aerostructures, Inc. (a)(d)	3,805	46,041
Cubic Corp.	29,193	1,525,918
Curtiss-Wright Corp.	58,485	4,244,841
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. (a)(d)	87,334	$ 2,903,856
Ducommun, Inc. (a)	15,643	389,198
Engility Holdings, Inc.	28,046	1,012,461
Erickson Air-Crane, Inc. (a)(d)	6,239	38,370
Esterline Technologies Corp. (a)(d)	40,020	4,716,357
Exelis, Inc.	239,811	5,803,426
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,726,327
General Dynamics Corp.	395,435	54,878,469
HEICO Corp.	30,423	1,802,867
HEICO Corp. Class A	50,828	2,319,790
Hexcel Corp.	126,406	6,014,397
Honeywell International, Inc.	984,095	101,145,284
Huntington Ingalls Industries, Inc.	60,530	8,554,705
Innovative Solutions & Support, Inc. (a)(d)	21,878	91,669
KEYW Holding Corp. (a)(d)	42,284	369,139
KLX, Inc. (a)	64,180	2,563,349
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	259,246
L-3 Communications Holdings, Inc.	106,060	13,727,346
LMI Aerospace, Inc. (a)	6,877	97,928
Lockheed Martin Corp.	338,536	67,724,127
Micronet Enertec Technologies, Inc. (a)	3,018	9,688
Moog, Inc. Class A (a)(d)	52,323	3,948,294
National Presto Industries, Inc. (d)	4,216	255,658
Northrop Grumman Corp.	252,370	41,820,233
Orbital ATK, Inc.	75,171	4,982,334
Precision Castparts Corp.	178,986	38,714,672
Raytheon Co.	388,598	42,267,804
Rockwell Collins, Inc.	165,444	14,737,752
SIFCO Industries, Inc.	891	18,488
Sparton Corp. (a)	13,384	307,163
Spirit AeroSystems Holdings, Inc. Class A (a)	160,053	7,876,208
Taser International, Inc. (a)(d)	64,377	1,511,572
Teledyne Technologies, Inc. (a)(d)	51,475	5,190,224
Textron, Inc.	346,464	15,351,820
The Boeing Co.	833,398	125,718,088
TransDigm Group, Inc.	61,678	13,375,491
Triumph Group, Inc.	65,091	3,891,791
United Technologies Corp.	1,065,052	129,840,489
Vectrus, Inc. (a)	13,322	423,773
		744,926,310
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	974,507
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,646,749
C.H. Robinson Worldwide, Inc.	182,744	13,577,879
Echo Global Logistics, Inc. (a)(d)	19,946	579,232
Expeditors International of Washington, Inc.	239,098	11,548,433
FedEx Corp.	329,503	58,315,441
Forward Air Corp.	38,499	2,059,697

	Shares	Value
Hub Group, Inc. Class A (a)	45,548	$ 1,838,773
Park-Ohio Holdings Corp.	11,143	643,508
Radiant Logistics, Inc. (a)	14,104	65,019
United Parcel Service, Inc. Class B	876,390	89,155,155
UTi Worldwide, Inc. (a)(d)	124,047	1,622,535
XPO Logistics, Inc. (a)(d)	84,561	3,733,368
		185,760,296
Airlines - 0.6%
Alaska Air Group, Inc.	162,890	10,367,949
Allegiant Travel Co.	24,598	4,516,685
American Airlines Group, Inc.	898,457	43,036,090
CHC Group Ltd. (a)	40,486	99,596
Delta Air Lines, Inc.	1,044,281	46,491,390
Hawaiian Holdings, Inc. (a)(d)	71,807	1,329,148
JetBlue Airways Corp. (a)(d)	328,516	5,647,190
Republic Airways Holdings, Inc. (a)	81,894	1,053,976
SkyWest, Inc.	63,299	925,431
Southwest Airlines Co.	845,080	36,541,259
Spirit Airlines, Inc. (a)	89,436	6,956,332
United Continental Holdings, Inc. (a)	460,638	30,024,385
Virgin America, Inc.	17,141	600,621
		187,590,052
Building Products - 0.3%
A.O. Smith Corp.	98,582	6,213,623
AAON, Inc.	75,766	1,705,493
Advanced Drain Systems, Inc. Del	34,330	932,060
Allegion PLC	123,543	7,132,137
American Woodmark Corp. (a)	13,666	719,652
Apogee Enterprises, Inc.	33,247	1,524,375
Armstrong World Industries, Inc. (a)	59,409	3,316,804
Builders FirstSource, Inc. (a)(d)	87,836	529,651
Continental Building Products, Inc. (a)	37,867	789,906
Fortune Brands Home & Security, Inc.	202,661	9,387,258
Gibraltar Industries, Inc. (a)	56,316	825,593
Griffon Corp.	46,368	756,726
Insteel Industries, Inc.	19,643	426,450
Lennox International, Inc.	51,841	5,404,943
Masco Corp.	444,486	11,641,088
Masonite International Corp. (a)	22,154	1,358,926
NCI Building Systems, Inc. (a)	36,312	611,494
Norcraft Companies, Inc. (a)	5,348	110,222
Nortek, Inc. (a)	17,394	1,350,644
Owens Corning	140,028	5,553,510
Patrick Industries, Inc. (a)	10,446	577,142
PGT, Inc. (a)	53,410	543,180
Ply Gem Holdings, Inc. (a)(d)	23,624	324,358
Quanex Building Products Corp. (d)	44,676	875,203
Simpson Manufacturing Co. Ltd.	50,637	1,833,059
Trex Co., Inc. (a)(d)	46,832	2,357,991
Universal Forest Products, Inc. (d)	26,737	1,445,135
USG Corp. (a)(d)	114,286	3,221,722
		71,468,345
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	64,884	$ 2,017,244
ACCO Brands Corp. (a)	148,977	1,133,715
ADT Corp. (d)	218,622	8,574,355
ARC Document Solutions, Inc. (a)	46,203	390,877
Brady Corp. Class A (d)	63,375	1,708,590
Casella Waste Systems, Inc. Class A (a)	64,851	285,344
CECO Environmental Corp. (d)	21,126	300,623
Cenveo, Inc. (a)(d)	104,135	217,642
Cintas Corp.	120,378	10,049,155
Civeo Corp.	126,922	500,073
Clean Harbors, Inc. (a)(d)	65,972	3,673,981
Copart, Inc. (a)	150,686	5,638,670
Courier Corp.	17,378	423,328
Covanta Holding Corp.	154,806	3,354,646
Deluxe Corp.	66,088	4,398,156
Ennis, Inc.	21,290	296,996
Fuel Tech, Inc. (a)(d)	51,934	168,266
G&K Services, Inc. Class A	25,825	1,859,142
Healthcare Services Group, Inc.	92,468	3,104,151
Heritage-Crystal Clean, Inc. (a)	18,564	228,337
Herman Miller, Inc.	75,463	2,337,089
HNI Corp.	56,998	2,906,898
Hudson Technologies, Inc. (a)(d)	16,311	63,613
Industrial Services of America, Inc. (a)(d)	1,620	8,602
InnerWorkings, Inc. (a)(d)	37,723	239,541
Interface, Inc.	82,781	1,671,348
Intersections, Inc. (d)	12,865	48,244
KAR Auction Services, Inc.	172,614	6,295,233
Kimball International, Inc. Class B	40,502	386,794
Knoll, Inc.	53,871	1,143,681
Matthews International Corp. Class A	35,361	1,710,412
McGrath RentCorp. (d)	31,203	998,184
Metalico, Inc. (a)(d)	55,605	35,587
Mobile Mini, Inc.	62,262	2,583,250
Msa Safety, Inc.	37,550	1,899,279
Multi-Color Corp.	14,079	961,314
NL Industries, Inc. (a)	6,707	52,717
Performant Financial Corp. (a)(d)	31,038	162,950
Perma-Fix Environmental Services, Inc. (a)	6,937	29,274
Pitney Bowes, Inc.	257,264	5,960,807
Quad/Graphics, Inc.	35,149	823,541
Quest Resource Holding Corp. (a)	23,818	29,773
R.R. Donnelley & Sons Co. (d)	240,074	4,578,211
Republic Services, Inc.	321,117	13,140,108
Rollins, Inc.	96,164	3,225,341
SP Plus Corp. (a)(d)	19,374	438,046
Standard Register Co. (a)(d)	3,970	4,010
Steelcase, Inc. Class A	122,865	2,300,033
Stericycle, Inc. (a)	109,008	14,712,810
Swisher Hygiene, Inc. (a)	17,741	34,063

	Shares	Value
Team, Inc. (a)(d)	21,074	$ 809,242
Tetra Tech, Inc.	81,994	2,085,107
The Brink's Co. (d)	62,643	1,762,774
TRC Companies, Inc. (a)	13,255	110,679
Tyco International Ltd.	530,926	22,415,696
U.S. Ecology, Inc. (d)	25,366	1,238,368
UniFirst Corp.	21,730	2,582,176
United Stationers, Inc.	50,673	2,046,682
Viad Corp.	28,239	750,028
Virco Manufacturing Co. (a)	2,682	6,437
Waste Connections, Inc.	160,165	7,522,950
Waste Management, Inc.	539,882	29,412,771
West Corp.	35,591	1,215,433
		189,062,387
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)(d)	186,760	5,614,006
Aegion Corp. (a)(d)	40,317	729,335
Ameresco, Inc. Class A (a)	38,199	239,126
Argan, Inc.	11,917	386,468
Chicago Bridge & Iron Co. NV (d)	128,851	5,947,762
Comfort Systems U.S.A., Inc.	43,738	817,901
Dycom Industries, Inc. (a)	45,168	2,003,201
EMCOR Group, Inc.	78,469	3,454,990
Fluor Corp.	201,037	11,660,146
Furmanite Corp. (a)	40,654	282,545
Goldfield Corp.	41,171	104,163
Granite Construction, Inc. (d)	51,021	1,689,816
Great Lakes Dredge & Dock Corp. (a)(d)	65,527	399,715
Integrated Electrical Services, Inc. (a)	16,326	130,608
Jacobs Engineering Group, Inc. (a)	160,940	7,136,080
KBR, Inc.	198,749	3,237,621
Layne Christensen Co. (a)(d)	24,456	158,964
MasTec, Inc. (a)(d)	84,984	1,875,597
MYR Group, Inc. (a)(d)	25,270	698,463
Northwest Pipe Co. (a)	12,188	295,193
Orion Marine Group, Inc. (a)	26,930	274,686
Primoris Services Corp.	43,777	903,995
Quanta Services, Inc. (a)	268,961	7,740,698
Sterling Construction Co., Inc. (a)	31,847	87,898
Tutor Perini Corp. (a)	46,969	1,092,969
		56,961,946
Electrical Equipment - 0.7%
Active Power, Inc. (a)	10,523	20,520
Acuity Brands, Inc.	54,401	8,621,470
Allied Motion Technologies, Inc.	4,209	117,263
American Superconductor Corp. (a)(d)	126,771	105,423
AMETEK, Inc.	342,750	18,213,735
AZZ, Inc. (d)	29,081	1,320,859
Babcock & Wilcox Co.	134,257	4,167,337
Blue Earth, Inc. (a)(d)	48,167	55,874
Broadwind Energy, Inc. (a)	15,938	78,893
Capstone Turbine Corp. (a)(d)	814,128	576,077
Eaton Corp. PLC	592,431	42,068,525
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	869,954	$ 50,387,736
Encore Wire Corp. (d)	23,059	859,870
EnerSys	58,195	3,800,134
Enphase Energy, Inc. (a)(d)	24,126	332,456
Espey Manufacturing & Electronics Corp.	2,015	57,327
Franklin Electric Co., Inc. (d)	55,804	2,035,730
FuelCell Energy, Inc. (a)(d)	246,058	322,336
Generac Holdings, Inc. (a)(d)	81,773	4,030,591
General Cable Corp. (d)	55,434	833,727
Global Power Equipment Group, Inc.	16,601	220,793
GrafTech International Ltd. (a)	175,729	685,343
Hubbell, Inc. Class B	66,583	7,577,145
LSI Industries, Inc.	24,011	188,967
MagneTek, Inc. (a)	2,664	118,708
Ocean Power Technologies, Inc. (a)(d)	11,040	5,630
Orion Energy Systems, Inc. (a)	20,733	74,224
Plug Power, Inc. (a)(d)	172,151	530,225
Polypore International, Inc. (a)	57,464	3,407,041
Powell Industries, Inc.	13,455	453,972
Power Solutions International, Inc. (a)(d)	4,960	280,389
PowerSecure International, Inc. (a)(d)	20,869	231,437
Preformed Line Products Co.	1,961	90,108
Real Goods Solar, Inc. Class A (a)(d)	40,896	16,592
Regal-Beloit Corp.	57,797	4,504,698
Revolution Lighting Technologies, Inc. (a)(d)	38,693	42,562
Rockwell Automation, Inc.	169,234	19,807,147
Sensata Technologies Holding BV (a)(d)	206,342	11,088,819
SL Industries, Inc. (a)	4,048	156,860
SolarCity Corp. (a)(d)	62,032	3,185,964
Thermon Group Holdings, Inc. (a)(d)	39,586	970,649
Ultralife Corp. (a)	13,410	47,606
Vicor Corp. (a)	18,023	237,543
		191,928,305
Industrial Conglomerates - 1.9%
3M Co.	806,549	136,024,489
Carlisle Companies, Inc.	82,301	7,659,754
Danaher Corp.	770,942	67,287,818
General Electric Co.	12,632,381	328,315,582
Raven Industries, Inc. (d)	54,733	1,140,636
Roper Industries, Inc.	123,940	20,768,626
		561,196,905
Machinery - 1.9%
Accuride Corp. (a)	79,004	425,832
Actuant Corp. Class A	71,032	1,807,054
Adept Technology, Inc. (a)(d)	17,085	112,590
AGCO Corp. (d)	111,076	5,524,920
Alamo Group, Inc.	17,898	897,585
Albany International Corp. Class A	47,080	1,775,387
Allison Transmission Holdings, Inc.	204,986	6,522,655

	Shares	Value
Altra Industrial Motion Corp.	25,498	$ 696,095
American Railcar Industries, Inc. (d)	11,797	662,520
ARC Group Worldwide, Inc. (a)(d)	1,450	9,048
Astec Industries, Inc.	19,808	847,188
Barnes Group, Inc.	71,310	2,853,826
Blount International, Inc.	66,620	1,105,226
Briggs & Stratton Corp.	42,488	885,450
Caterpillar, Inc.	759,424	62,956,250
Chart Industries, Inc. (a)(d)	36,495	1,275,135
CIRCOR International, Inc.	19,714	1,058,050
CLARCOR, Inc. (d)	59,963	3,946,165
Colfax Corp. (a)(d)	119,530	6,296,840
Columbus McKinnon Corp. (NY Shares)	26,972	716,376
Commercial Vehicle Group, Inc. (a)	77,079	441,663
Crane Co.	60,335	4,032,188
Cummins, Inc.	213,540	30,371,794
Deere & Co.	449,315	40,707,939
Donaldson Co., Inc.	164,610	6,097,154
Douglas Dynamics, Inc. (d)	29,195	657,763
Dover Corp.	207,149	14,925,085
Dynamic Materials Corp.	17,783	287,195
Eastern Co.	2,354	46,303
Energy Recovery, Inc. (a)(d)	81,715	277,014
EnPro Industries, Inc.	27,265	1,793,219
ESCO Technologies, Inc.	32,538	1,254,015
ExOne Co. (a)(d)	13,829	209,233
Federal Signal Corp.	80,990	1,335,525
Flowserve Corp.	168,396	10,462,443
FreightCar America, Inc.	19,411	607,564
Gencor Industries, Inc. (a)	1,849	18,287
Global Brass & Copper Holdings, Inc.	28,348	398,006
Gorman-Rupp Co.	23,244	668,033
Graco, Inc.	80,230	6,079,829
Graham Corp.	12,124	274,366
Greenbrier Companies, Inc. (d)	28,092	1,650,967
Hardinge, Inc.	14,874	169,861
Harsco Corp.	94,707	1,561,718
Hillenbrand, Inc. (d)	82,630	2,619,371
Hurco Companies, Inc.	6,325	215,872
Hyster-Yale Materials Handling Class A	12,438	821,779
IDEX Corp. (d)	101,826	7,867,077
Illinois Tool Works, Inc.	446,795	44,170,154
Ingersoll-Rand PLC	351,368	23,608,416
ITT Corp.	114,023	4,682,925
John Bean Technologies Corp.	32,464	1,121,956
Joy Global, Inc.	127,606	5,655,498
Kadant, Inc.	18,429	815,299
Kennametal, Inc.	99,076	3,467,660
L.B. Foster Co. Class A	10,636	521,377
Lincoln Electric Holdings, Inc.	100,440	6,934,378
Lindsay Corp. (d)	16,477	1,443,056
Lydall, Inc. (a)(d)	21,741	692,668
Manitex International, Inc. (a)(d)	11,053	129,873
Manitowoc Co., Inc.	166,345	3,681,215
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Meritor, Inc. (a)	118,384	$ 1,691,707
Middleby Corp. (a)	72,249	7,702,466
Miller Industries, Inc.	16,197	358,926
Mueller Industries, Inc.	70,657	2,459,570
Mueller Water Products, Inc. Class A	199,590	1,828,244
Navistar International Corp. (a)(d)	84,316	2,454,439
NN, Inc.	24,922	690,589
Nordson Corp.	76,435	5,880,145
Omega Flex, Inc.	2,487	70,880
Oshkosh Corp.	95,506	4,659,738
PACCAR, Inc.	442,909	28,368,321
Pall Corp.	134,947	13,604,007
Parker Hannifin Corp.	186,982	22,940,822
Pentair PLC	234,705	15,600,841
PMFG, Inc. (a)(d)	15,367	70,688
Proto Labs, Inc. (a)(d)	35,282	2,507,845
RBC Bearings, Inc.	28,731	1,782,759
Rexnord Corp. (a)(d)	129,441	3,568,688
Snap-On, Inc.	73,973	10,891,045
SPX Corp.	46,613	4,154,617
Standex International Corp.	16,157	1,171,383
Stanley Black & Decker, Inc.	194,488	19,125,950
Sun Hydraulics Corp.	31,178	1,206,589
Supreme Industries, Inc. Class A	9,991	86,822
Tecumseh Products Co. (a)	29,489	91,121
Tennant Co.	20,971	1,370,874
Terex Corp.	126,519	3,467,886
The L.S. Starrett Co. Class A	4,836	104,699
Timken Co.	84,686	3,597,461
Titan International, Inc. (d)	65,675	655,437
Toro Co.	67,215	4,547,095
TriMas Corp. (a)	57,028	1,708,559
Trinity Industries, Inc.	192,149	6,460,049
Twin Disc, Inc.	8,286	152,380
Valmont Industries, Inc. (d)	30,830	3,842,960
Wabash National Corp. (a)(d)	85,329	1,250,070
WABCO Holdings, Inc. (a)	75,595	8,831,764
Wabtec Corp.	127,331	12,082,439
Watts Water Technologies, Inc. Class A	38,674	2,126,297
Woodward, Inc.	78,842	3,827,779
Xerium Technologies, Inc. (a)	8,661	138,230
Xylem, Inc.	220,124	7,858,427
		548,140,538
Marine - 0.0%
Baltic Trading Ltd. (d)	40,135	71,842
International Shipholding Corp.	10,420	145,880
Kirby Corp. (a)	68,938	5,313,741
Matson, Inc.	52,656	2,078,332
		7,609,795

	Shares	Value
Professional Services - 0.4%
Acacia Research Corp. (d)	61,592	$ 772,364
Advisory Board Co. (a)(d)	53,068	2,872,040
Barrett Business Services, Inc.	6,681	248,867
CBIZ, Inc. (a)	43,520	384,717
CDI Corp.	9,649	177,542
Corporate Executive Board Co.	43,212	3,379,611
CRA International, Inc. (a)	15,589	469,073
CTPartners Executive Search, Inc. (a)	7,712	53,367
Dun & Bradstreet Corp.	47,871	6,341,950
Equifax, Inc.	154,087	14,387,103
Exponent, Inc.	15,525	1,343,378
Franklin Covey Co. (a)	10,330	184,907
FTI Consulting, Inc. (a)(d)	87,714	3,234,015
GP Strategies Corp. (a)	22,618	807,236
Heidrick & Struggles International, Inc.	22,259	532,880
Hill International, Inc. (a)	25,359	91,292
Hudson Global, Inc. (a)	13,947	38,215
Huron Consulting Group, Inc. (a)	28,844	1,922,453
ICF International, Inc. (a)(d)	23,222	973,002
IHS, Inc. Class A (a)	86,242	10,136,022
Insperity, Inc.	30,164	1,562,495
Kelly Services, Inc. Class A (non-vtg.)	32,450	561,710
Kforce, Inc.	36,597	863,689
Korn/Ferry International (a)	56,905	1,741,293
Manpower, Inc.	98,923	7,959,345
Marathon Patent Group, Inc. (a)(d)	8,838	64,871
Mastech Holdings, Inc. (a)	373	3,544
MISTRAS Group, Inc. (a)	18,599	350,591
Navigant Consulting, Inc. (a)	55,503	776,487
Nielsen Holdings B.V. (d)	406,163	18,362,629
Odyssey Marine Exploration, Inc. (a)(d)	64,149	44,776
On Assignment, Inc. (a)	61,775	2,360,423
Paylocity Holding Corp. (d)	19,150	572,394
Pendrell Corp. (a)	150,288	171,328
RCM Technologies, Inc. (a)	9,908	60,241
Resources Connection, Inc.	43,312	767,489
Robert Half International, Inc.	170,458	10,561,578
RPX Corp. (a)(d)	59,374	865,673
Spherix, Inc. (a)	11	10
Towers Watson & Co.	94,041	12,366,392
TriNet Group, Inc. (d)	37,156	1,350,249
TrueBlue, Inc. (a)	53,079	1,221,348
Verisk Analytics, Inc. (a)	184,211	13,228,192
VSE Corp.	5,397	427,496
WageWorks, Inc. (a)(d)	43,055	2,473,510
Willdan Group, Inc. (a)	3,738	52,893
		127,120,680
Road & Rail - 1.1%
AMERCO	8,790	2,872,748
ArcBest Corp.	32,932	1,379,192
Avis Budget Group, Inc. (a)	131,626	7,979,168
Celadon Group, Inc. (d)	62,978	1,653,173
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Con-way, Inc.	72,845	$ 3,217,564
Covenant Transport Group, Inc. Class A (a)	11,962	380,990
CSX Corp.	1,249,506	42,870,551
Genesee & Wyoming, Inc. Class A (a)(d)	61,185	6,308,174
Heartland Express, Inc. (d)	72,751	1,831,143
Hertz Global Holdings, Inc. (a)	562,997	12,988,341
J.B. Hunt Transport Services, Inc.	118,822	10,159,281
Kansas City Southern	138,387	16,030,750
Knight Transportation, Inc.	76,431	2,526,809
Landstar System, Inc.	57,034	4,004,927
Marten Transport Ltd.	31,198	723,482
Norfolk Southern Corp.	386,693	42,211,408
Old Dominion Freight Lines, Inc. (a)	86,916	6,789,878
P.A.M. Transportation Services, Inc. (a)	3,193	167,537
Patriot Transportation Holding, Inc. (a)	1,280	28,838
Providence & Worcester Railroad Co.	4,631	85,674
Quality Distribution, Inc. (a)	25,189	276,827
Roadrunner Transportation Systems, Inc. (a)	35,356	907,589
Ryder System, Inc.	61,687	5,797,961
Saia, Inc. (a)	32,954	1,516,873
Swift Transporation Co. (a)(d)	119,320	3,374,370
U.S.A. Truck, Inc. (a)	7,889	240,220
Union Pacific Corp.	1,115,814	134,187,792
Universal Truckload Services, Inc.	12,296	314,163
Werner Enterprises, Inc. (d)	51,778	1,660,520
YRC Worldwide, Inc. (a)(d)	30,006	591,418
		313,077,361
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	695,953
AeroCentury Corp. (a)	688	6,928
Air Lease Corp. Class A	121,471	4,645,051
Aircastle Ltd.	83,321	1,922,215
Applied Industrial Technologies, Inc.	52,950	2,319,740
Beacon Roofing Supply, Inc. (a)	65,628	1,970,153
BlueLinx Corp. (a)	23,385	25,256
CAI International, Inc. (a)(d)	19,009	461,539
DXP Enterprises, Inc. (a)(d)	17,105	783,409
Essex Rental Corp. (a)	16,688	12,549
Fastenal Co. (d)	345,919	14,372,934
GATX Corp.	53,842	3,351,665
H&E Equipment Services, Inc.	38,949	953,472
HD Supply Holdings, Inc. (a)	187,980	5,546,350
Houston Wire & Cable Co.	15,647	166,015
Kaman Corp.	34,165	1,417,848
Lawson Products, Inc. (a)	6,300	171,990
MRC Global, Inc. (a)	133,318	1,715,803
MSC Industrial Direct Co., Inc. Class A (d)	61,147	4,463,120
Now, Inc. (d)	137,633	2,924,701

	Shares	Value
Rush Enterprises, Inc. Class A (a)(d)	39,030	$ 1,090,108
Stock Building Supply Holdings, Inc. (a)	16,419	254,987
TAL International Group, Inc.	41,028	1,712,098
Textainer Group Holdings Ltd.	32,120	1,036,191
Titan Machinery, Inc. (a)(d)	17,235	248,529
United Rentals, Inc. (a)	124,011	11,540,464
Veritiv Corp. (a)(d)	9,543	483,353
W.W. Grainger, Inc. (d)	75,431	17,870,358
Watsco, Inc.	33,332	3,907,844
WESCO International, Inc. (a)(d)	60,754	4,218,150
Willis Lease Finance Corp. (a)	2,668	56,935
		90,345,708
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	64,196	963,582
TOTAL INDUSTRIALS		3,276,152,210
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.6%
ADTRAN, Inc. (d)	58,980	1,269,839
Alliance Fiber Optic Products, Inc.	19,146	313,994
Applied Optoelectronics, Inc. (a)(d)	10,558	131,764
Arista Networks, Inc. (d)	5,820	402,802
Arris Group, Inc. (a)	170,539	5,010,436
Aruba Networks, Inc. (a)	133,375	3,309,034
Aviat Networks, Inc. (a)	66,605	84,588
Bel Fuse, Inc. Class B (non-vtg.)	10,780	205,790
Black Box Corp.	16,753	368,398
Blonder Tongue Laboratories, Inc. (a)	3,352	5,866
Brocade Communications Systems, Inc.	530,893	6,577,764
CalAmp Corp. (a)(d)	50,212	961,560
Calix Networks, Inc. (a)	43,449	379,744
Ciena Corp. (a)(d)	124,141	2,597,030
Cisco Systems, Inc.	6,427,835	189,685,411
Clearfield, Inc. (a)(d)	10,596	147,496
CommScope Holding Co., Inc. (a)	106,472	3,353,868
Communications Systems, Inc.	4,311	47,938
Comtech Telecommunications Corp.	22,438	801,934
Digi International, Inc. (a)	21,456	227,004
EchoStar Holding Corp. Class A (a)	54,964	2,987,293
EMCORE Corp. (a)	29,659	160,455
Emulex Corp. (a)(d)	91,750	729,413
Energous Corp.	5,973	60,268
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	356,981
F5 Networks, Inc. (a)	93,119	10,998,751
Finisar Corp. (a)(d)	124,017	2,605,597
Harmonic, Inc. (a)	107,478	839,403
Harris Corp.	129,671	10,072,843
Infinera Corp. (a)(d)	158,839	2,708,205
InterDigital, Inc. (d)	54,293	2,870,471
Interphase Corp. (a)	10,718	22,829
Ixia (a)(d)	83,745	953,018
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	300,483	$ 4,137,651
Juniper Networks, Inc.	508,364	12,154,983
KVH Industries, Inc. (a)(d)	23,641	303,314
Lantronix, Inc. (a)	71	126
Meru Networks, Inc. (a)(d)	20,865	55,292
Motorola Solutions, Inc.	268,206	18,221,916
MRV Communications, Inc. (a)	6,176	61,389
NETGEAR, Inc. (a)(d)	51,710	1,667,130
Novatel Wireless, Inc. (a)	35,452	186,478
NumereX Corp. Class A (a)(d)	13,747	155,479
Oclaro, Inc. (a)(d)	126,427	221,247
Optical Cable Corp.	564	2,797
Palo Alto Networks, Inc. (a)(d)	83,377	11,857,877
Parkervision, Inc. (a)(d)	100,275	95,271
PC-Tel, Inc.	4,795	38,840
Plantronics, Inc.	53,885	2,717,959
Polycom, Inc. (a)	189,613	2,620,452
Procera Networks, Inc. (a)(d)	21,122	196,012
QUALCOMM, Inc.	2,090,239	151,563,230
Relm Wireless Corp. (a)	9,436	58,598
Resonant, Inc. (d)	2,385	24,804
Riverbed Technology, Inc. (a)	188,588	3,949,033
Ruckus Wireless, Inc. (a)(d)	70,783	896,113
ShoreTel, Inc. (a)	78,396	584,050
Sonus Networks, Inc. (a)	57,460	980,268
Tessco Technologies, Inc.	4,838	108,129
Ubiquiti Networks, Inc. (d)	30,598	968,121
ViaSat, Inc. (a)(d)	54,745	3,577,038
Westell Technologies, Inc. Class A (a)	75,979	108,650
xG Technology, Inc. (a)	1,492	671
Zhone Technologies, Inc. (a)	5,862	8,236
		468,768,941
Electronic Equipment & Components - 0.8%
Acorn Energy, Inc. (a)	16,876	10,632
Advanced Photonix, Inc. Class A (a)	4,544	1,863
Agilysys, Inc. (a)	38,149	377,294
Amphenol Corp. Class A	391,253	22,090,144
Anixter International, Inc. (a)	33,416	2,636,188
Applied DNA Sciences, Inc. (a)	4,716	18,345
Arrow Electronics, Inc. (a)	131,368	8,139,561
Avnet, Inc.	178,140	8,160,593
AVX Corp.	82,398	1,174,172
Badger Meter, Inc.	40,716	2,377,814
Belden, Inc.	54,994	4,882,367
Benchmark Electronics, Inc. (a)	62,536	1,467,095
CDW Corp.	157,025	5,908,851
Checkpoint Systems, Inc. (a)	48,926	660,501
ClearSign Combustion Corp. (a)(d)	7,019	47,097
Cognex Corp. (a)	109,040	4,872,998
Coherent, Inc. (a)	29,619	1,902,725
Control4 Corp. (a)(d)	17,994	233,562

	Shares	Value
Corning, Inc.	1,606,594	$ 39,200,894
CTS Corp.	43,658	762,269
CUI Global, Inc. (a)(d)	26,608	151,666
Daktronics, Inc.	41,782	427,430
Dolby Laboratories, Inc. Class A	54,035	2,186,796
DTS, Inc. (a)	19,732	581,502
Echelon Corp. (a)	32,190	36,375
Electro Rent Corp.	15,120	195,350
Electro Scientific Industries, Inc.	27,319	188,774
eMagin Corp. (a)	5,084	16,777
Fabrinet (a)(d)	31,120	558,604
FARO Technologies, Inc. (a)(d)	18,648	1,118,321
FEI Co.	55,230	4,362,618
FLIR Systems, Inc.	171,079	5,522,430
Frequency Electronics, Inc. (a)	2,550	31,212
Giga-Tronics, Inc. (a)	2,579	4,513
GSI Group, Inc. (a)	31,561	415,027
I. D. Systems Inc. (a)	6,071	39,158
Identiv, Inc. (a)	10,618	102,676
IEC Electronics Corp. (a)	86	370
II-VI, Inc. (a)	69,895	1,222,464
Ingram Micro, Inc. Class A (a)	191,225	4,725,170
Insight Enterprises, Inc. (a)	48,551	1,276,891
Intellicheck Mobilisa, Inc. (a)	545	861
InvenSense, Inc. (a)(d)	115,158	1,919,684
IPG Photonics Corp. (a)(d)	46,113	4,422,237
Iteris, Inc. (a)	1,032	1,816
Itron, Inc. (a)(d)	49,438	1,803,498
Jabil Circuit, Inc.	254,095	5,582,467
KEMET Corp. (a)	34,374	157,089
KEY Tronic Corp. (a)	6,483	66,710
Keysight Technologies, Inc. (a)	213,043	7,997,634
Kimball Electronics, Inc. (a)	30,376	380,308
Knowles Corp. (a)(d)	103,386	1,979,842
LightPath Technologies, Inc. Class A (a)	376	361
Littelfuse, Inc.	32,405	3,250,870
LoJack Corp. (a)	24,621	70,170
LRAD Corp. (a)	56,581	149,940
Maxwell Technologies, Inc. (a)(d)	38,769	292,318
Mercury Systems, Inc. (a)	42,608	725,188
Mesa Laboratories, Inc.	2,184	161,332
Methode Electronics, Inc. Class A	44,736	1,739,783
MicroVision, Inc. (a)(d)	33,140	72,577
MOCON, Inc.	2,209	35,344
MTS Systems Corp.	19,840	1,437,408
Multi-Fineline Electronix, Inc. (a)	10,240	190,771
National Instruments Corp.	130,067	4,050,286
Neonode, Inc. (a)(d)	33,197	101,915
NetList, Inc. (a)(d)	104,599	141,209
Newport Corp. (a)	41,609	830,516
OSI Systems, Inc. (a)	22,707	1,645,576
Park Electrochemical Corp.	21,282	462,032
PC Connection, Inc.	19,326	495,132
PC Mall, Inc. (a)	4,077	39,180
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Perceptron, Inc.	13,154	$ 151,271
Planar Systems, Inc. (a)(d)	32,639	200,730
Plexus Corp. (a)	43,846	1,764,802
RadiSys Corp. (a)	9,220	21,667
RealD, Inc. (a)	53,542	699,259
Research Frontiers, Inc. (a)(d)	16,855	91,354
RF Industries Ltd.	5,778	24,672
Richardson Electronics Ltd.	23,707	216,682
Rofin-Sinar Technologies, Inc. (a)(d)	38,429	921,143
Rogers Corp. (a)	22,608	1,769,754
Sanmina Corp. (a)	105,831	2,402,364
ScanSource, Inc. (a)	36,663	1,333,067
Speed Commerce, Inc. (a)(d)	43,920	32,505
SYNNEX Corp. (d)	38,664	2,948,130
TE Connectivity Ltd.	510,296	36,807,650
Tech Data Corp. (a)(d)	44,948	2,674,406
Trimble Navigation Ltd. (a)	326,030	8,522,424
TTM Technologies, Inc. (a)(d)	53,211	468,789
Uni-Pixel, Inc. (a)(d)	12,876	87,943
Universal Display Corp. (a)(d)	48,773	1,677,303
Viasystems Group, Inc. (a)	4,710	82,472
Vishay Intertechnology, Inc.	163,262	2,324,851
Vishay Precision Group, Inc. (a)	9,596	142,501
Wayside Technology Group, Inc.	1,232	20,944
Wireless Telecom Group, Inc. (a)	11,200	34,160
Zebra Technologies Corp. Class A (a)(d)	60,137	5,475,474
		239,189,460
Internet Software & Services - 3.2%
Actua Corp. (a)(d)	45,785	767,357
Aerohive Networks, Inc. (d)	10,639	50,535
Akamai Technologies, Inc. (a)	223,550	15,538,961
Amber Road, Inc. (a)(d)	6,724	57,020
Angie's List, Inc. (a)(d)	43,936	296,129
AOL, Inc. (a)	100,634	4,079,702
Autobytel, Inc. (a)	9,434	121,604
Bankrate, Inc. (a)(d)	70,274	896,696
Bazaarvoice, Inc. (a)(d)	59,368	549,154
Benefitfocus, Inc. (a)(d)	9,816	319,609
Blucora, Inc. (a)(d)	40,993	607,516
Brightcove, Inc. (a)	41,182	321,631
BroadVision, Inc. (a)	490	2,989
Carbonite, Inc. (a)	17,932	270,235
Care.com, Inc. (a)(d)	8,431	67,364
ChannelAdvisor Corp. (a)(d)	32,537	321,791
comScore, Inc. (a)	48,259	2,489,682
Constant Contact, Inc. (a)(d)	40,652	1,680,147
Cornerstone OnDemand, Inc. (a)(d)	59,606	1,905,306
CoStar Group, Inc. (a)(d)	45,266	9,015,177
Coupons.com, Inc. (a)(d)	21,055	205,286
Cvent, Inc. (a)(d)	27,895	807,560
Daegis, Inc. (a)	3,645	2,369

	Shares	Value
DealerTrack Holdings, Inc. (a)(d)	52,765	$ 2,098,464
Demand Media, Inc. (a)	19,244	94,873
Demandware, Inc. (a)(d)	37,767	2,386,497
Dice Holdings, Inc. (a)(d)	50,678	443,939
E2open, Inc. (a)(d)	21,618	185,266
EarthLink Holdings Corp. (d)	136,356	582,240
eBay, Inc. (a)	1,420,527	82,262,719
eGain Communications Corp. (a)(d)	8,558	29,782
Endurance International Group Holdings, Inc. (a)	72,915	1,357,677
Envestnet, Inc. (a)	41,561	2,239,307
Equinix, Inc.	67,784	15,195,478
Everyday Health, Inc.	6,143	87,845
Facebook, Inc. Class A (a)	2,628,935	207,606,997
Five9, Inc.	6,769	26,399
GlowPoint, Inc. (a)	18,770	19,145
Gogo, Inc. (a)(d)	99,521	1,789,388
Google, Inc.:
Class A (a)	358,141	201,500,871
Class C (a)	358,672	200,282,445
GrubHub, Inc.	21,930	921,279
HomeAway, Inc. (a)	105,394	3,266,687
IAC/InterActiveCorp	92,370	6,227,585
Internap Network Services Corp. (a)	59,806	569,353
IntraLinks Holdings, Inc. (a)	41,386	429,173
Inuvo, Inc. (a)	9,640	13,689
iPass, Inc. (a)	33,662	31,979
j2 Global, Inc.	55,909	3,759,880
Limelight Networks, Inc. (a)	38,036	127,040
LinkedIn Corp. (a)	132,532	35,412,550
Liquidity Services, Inc. (a)(d)	37,923	374,679
LivePerson, Inc. (a)	61,135	705,192
Local Corp. (a)(d)	28,399	19,226
LogMeIn, Inc. (a)(d)	38,302	2,018,515
Marchex, Inc. Class B	28,685	118,469
Marin Software, Inc. (a)(d)	9,976	65,642
Marketo, Inc. (a)(d)	33,875	946,806
MeetMe, Inc. (a)	18,724	36,325
Millennial Media, Inc. (a)(d)	34,415	54,376
Monster Worldwide, Inc. (a)(d)	97,552	655,549
NIC, Inc.	78,994	1,382,395
Opower, Inc. (d)	7,716	115,894
Pandora Media, Inc. (a)(d)	225,286	3,334,233
Perficient, Inc. (a)	41,488	824,781
Q2 Holdings, Inc. (a)(d)	7,196	142,553
QuinStreet, Inc. (a)	38,666	259,449
Rackspace Hosting, Inc. (a)	149,112	7,406,393
RealNetworks, Inc. (a)	28,670	203,844
Reis, Inc.	8,134	196,924
RetailMeNot, Inc. (a)(d)	84,786	1,477,820
Rightside Group Ltd. (a)(d)	8,535	60,257
Rocket Fuel, Inc. (a)(d)	19,674	192,215
SciQuest, Inc. (a)(d)	28,158	490,231
Selectica, Inc. (a)	552	2,854
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Shutterstock, Inc. (a)(d)	20,192	$ 1,141,858
Spark Networks, Inc. (a)(d)	16,620	59,666
SPS Commerce, Inc. (a)	23,567	1,619,053
Stamps.com, Inc. (a)	18,614	1,043,501
Support.com, Inc. (a)	117,655	201,190
Synacor, Inc. (a)	20,037	44,482
TechTarget, Inc. (a)	11,209	136,077
Textura Corp. (a)(d)	28,776	811,771
TheStreet.com, Inc.	3,696	7,429
Travelzoo, Inc. (a)	5,383	54,261
Tremor Video, Inc. (a)	17,986	43,706
TrueCar, Inc. (d)	15,879	315,992
Twitter, Inc. (a)	644,167	30,971,549
United Online, Inc. (a)	10,283	168,333
Unwired Planet, Inc. (a)(d)	100,320	77,246
VeriSign, Inc. (a)(d)	154,608	9,898,004
Web.com Group, Inc. (a)(d)	64,573	1,152,628
WebMD Health Corp. (a)(d)	44,803	1,973,572
XO Group, Inc. (a)	29,832	462,993
Xoom Corp. (a)(d)	38,371	654,226
Yahoo!, Inc. (a)	1,106,653	49,002,595
Yelp, Inc. (a)(d)	75,505	3,624,240
YuMe, Inc. (a)(d)	6,211	34,657
Zillow Group, Inc. (a)(d)	50,007	5,738,303
Zix Corp. (a)(d)	43,773	175,092
		939,819,413
IT Services - 3.2%
Accenture PLC Class A	788,088	70,951,563
Acxiom Corp. (a)	91,117	1,822,340
Alliance Data Systems Corp. (a)	80,006	22,282,471
Amdocs Ltd.	195,710	10,274,775
Automatic Data Processing, Inc.	601,927	53,475,195
Blackhawk Network Holdings, Inc. (a)(d)	20,207	748,467
Blackhawk Network Holdings, Inc. (a)	47,004	1,724,107
Booz Allen Hamilton Holding Corp. Class A	123,491	3,675,092
Broadridge Financial Solutions, Inc.	146,870	7,817,890
CACI International, Inc. Class A (a)	29,402	2,566,501
Cardtronics, Inc. (a)(d)	50,512	1,848,234
Cartesian, Inc. (a)	206	799
Cass Information Systems, Inc.	10,691	536,688
Ciber, Inc. (a)	66,135	259,249
Cognizant Technology Solutions Corp. Class A (a)	763,223	47,689,989
Computer Sciences Corp.	174,620	12,384,050
Computer Task Group, Inc.	11,646	88,859
Convergys Corp.	123,097	2,751,218
CoreLogic, Inc. (a)	113,020	3,768,087
CSG Systems International, Inc.	47,456	1,419,409
CSP, Inc.	3,696	27,461
Datalink Corp. (a)	21,583	245,183

	Shares	Value
DST Systems, Inc.	40,007	$ 4,252,344
Edgewater Technology, Inc. (a)	2,875	20,413
EPAM Systems, Inc. (a)	32,476	2,003,120
Euronet Worldwide, Inc. (a)	64,215	3,628,148
EVERTEC, Inc.	87,336	1,820,956
ExlService Holdings, Inc. (a)	34,631	1,208,622
Fidelity National Information Services, Inc.	355,070	23,999,181
Fiserv, Inc. (a)	303,216	23,672,073
FleetCor Technologies, Inc. (a)	94,485	14,496,834
Forrester Research, Inc.	14,844	558,431
Gartner, Inc. Class A (a)	114,903	9,549,588
Genpact Ltd. (a)	190,854	4,240,776
Global Cash Access Holdings, Inc. (a)	85,750	609,683
Global Payments, Inc.	86,730	7,967,018
Hackett Group, Inc.	20,851	183,697
Heartland Payment Systems, Inc.	51,995	2,549,315
Higher One Holdings, Inc. (a)	32,730	108,009
IBM Corp.	1,157,810	187,495,751
iGATE Corp. (a)(d)	48,544	2,077,683
Information Services Group, Inc.	18,000	70,380
Innodata, Inc. (a)	14,010	37,407
Jack Henry & Associates, Inc.	113,196	7,414,338
Leidos Holdings, Inc.	88,093	3,965,947
Lionbridge Technologies, Inc. (a)	69,212	389,664
ManTech International Corp. Class A	23,021	761,995
MasterCard, Inc. Class A	1,230,860	110,937,412
Mattersight Corp. (a)(d)	4,307	30,795
Maximus, Inc.	80,539	4,770,325
ModusLink Global Solutions, Inc. (a)(d)	31,030	116,052
MoneyGram International, Inc. (a)(d)	66,937	568,630
NCI, Inc. Class A	12,261	147,500
Neustar, Inc. Class A (a)(d)	66,766	1,770,634
Paychex, Inc.	408,881	20,376,585
PFSweb, Inc. (a)	13,037	145,884
Planet Payment, Inc. (a)	40,113	66,588
PRG-Schultz International, Inc. (a)	36,569	183,211
Sabre Corp.	90,090	1,960,358
Science Applications International Corp.	56,960	3,114,573
ServiceSource International, Inc. (a)(d)	65,615	244,088
StarTek, Inc. (a)	2,150	16,340
Sykes Enterprises, Inc. (a)	50,731	1,179,496
Syntel, Inc. (a)	49,784	2,459,330
Teletech Holdings, Inc.	24,832	603,418
Teradata Corp. (a)(d)	194,061	8,639,596
The Western Union Co.	652,173	12,730,417
Total System Services, Inc.	205,086	7,834,285
Unisys Corp. (a)(d)	68,286	1,545,995
Vantiv, Inc. (a)	180,447	6,674,735
VeriFone Systems, Inc. (a)(d)	143,047	5,033,824
Virtusa Corp. (a)(d)	35,863	1,411,568
Visa, Inc. Class A	614,046	166,596,820
WEX, Inc. (a)(d)	49,105	5,253,744
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WidePoint Corp. (a)(d)	71,654	$ 120,379
Xerox Corp.	1,334,346	18,213,823
		932,185,405
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)(d)	54,545	1,451,988
Advanced Micro Devices, Inc. (a)(d)	754,380	2,346,122
AEHR Test Systems (a)	3,126	8,190
Alpha & Omega Semiconductor Ltd. (a)	18,035	159,970
Altera Corp.	391,392	14,485,418
Amkor Technology, Inc. (a)	161,169	1,568,174
Amtech Systems, Inc. (a)(d)	13,719	148,440
ANADIGICS, Inc. (a)(d)	109,969	130,863
Analog Devices, Inc.	387,409	22,678,923
Applied Materials, Inc.	1,526,823	38,246,916
Applied Micro Circuits Corp. (a)(d)	98,689	536,868
Ascent Solar Technologies, Inc. (a)(d)	3,309	4,666
Atmel Corp.	511,040	4,262,074
ATRM Holdings, Inc. (a)	206	700
Audience, Inc. (a)(d)	9,607	46,882
Avago Technologies Ltd.	317,744	40,550,489
Axcelis Technologies, Inc. (a)	123,333	345,332
AXT, Inc. (a)	31,515	86,351
Broadcom Corp. Class A	671,763	30,383,840
Brooks Automation, Inc.	79,392	952,704
Cabot Microelectronics Corp. (a)	30,653	1,588,132
Cascade Microtech, Inc. (a)	10,667	144,005
Cavium, Inc. (a)(d)	71,032	4,864,982
Ceva, Inc. (a)	25,211	501,951
Cirrus Logic, Inc. (a)(d)	75,403	2,270,384
Cohu, Inc.	27,549	300,009
Cree, Inc. (a)(d)	147,267	5,781,702
CVD Equipment Corp. (a)(d)	24,298	347,461
CyberOptics Corp. (a)	4,784	43,534
Cypress Semiconductor Corp. (d)	200,786	2,961,594
Diodes, Inc. (a)	49,290	1,404,272
DSP Group, Inc. (a)	34,788	392,757
Entegris, Inc. (a)	188,525	2,528,120
Entropic Communications, Inc. (a)	130,146	383,931
Exar Corp. (a)(d)	56,777	608,649
Fairchild Semiconductor International, Inc. (a)	143,511	2,502,832
First Solar, Inc. (a)(d)	100,730	6,018,114
FormFactor, Inc. (a)	62,215	610,951
Freescale Semiconductor, Inc. (a)(d)	127,268	4,595,647
GigOptix, Inc. (a)	17,428	23,179
GSI Technology, Inc. (a)	18,344	104,561
Ikanos Communications, Inc. (a)	3,504	11,598
Inphi Corp. (a)	27,993	521,790
Integrated Device Technology, Inc. (a)	186,279	3,844,799
Integrated Silicon Solution, Inc.	35,004	575,466
Intel Corp.	6,083,455	202,274,879

	Shares	Value
Intermolecular, Inc. (a)	6,975	$ 12,485
Intersil Corp. Class A	155,240	2,420,192
Intest Corp. (a)	2,175	9,005
IXYS Corp.	38,644	462,569
KLA-Tencor Corp.	206,649	13,422,886
Kopin Corp. (a)	59,017	255,544
Kulicke & Soffa Industries, Inc. (a)	102,964	1,647,424
Lam Research Corp.	197,398	16,277,439
Lattice Semiconductor Corp. (a)	185,835	1,248,811
Linear Technology Corp.	297,661	14,342,795
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	24,326	820,273
Marvell Technology Group Ltd.	537,015	8,656,682
Mattson Technology, Inc. (a)	72,551	346,794
Maxim Integrated Products, Inc.	355,883	12,240,596
MaxLinear, Inc. Class A (a)	44,771	371,599
Micrel, Inc.	49,009	731,704
Microchip Technology, Inc. (d)	253,871	13,015,966
Micron Technology, Inc. (a)	1,346,299	41,290,990
Microsemi Corp. (a)	121,045	3,902,491
MKS Instruments, Inc.	68,909	2,436,622
Monolithic Power Systems, Inc.	46,150	2,433,490
MoSys, Inc. (a)(d)	60,423	108,761
Nanometrics, Inc. (a)(d)	28,664	512,512
NeoPhotonics Corp. (a)	16,785	61,769
NVE Corp.	6,043	385,060
NVIDIA Corp.	650,362	14,346,986
Omnivision Technologies, Inc. (a)	72,480	1,943,189
ON Semiconductor Corp. (a)	539,501	6,878,638
PDF Solutions, Inc. (a)	30,469	552,708
Pericom Semiconductor Corp.	17,514	273,218
Photronics, Inc. (a)(d)	86,016	714,793
Pixelworks, Inc. (a)(d)	22,798	120,373
PMC-Sierra, Inc. (a)	268,208	2,547,976
Power Integrations, Inc.	37,256	2,043,864
Qorvo, Inc. (a)	182,365	12,656,131
QuickLogic Corp. (a)(d)	61,486	117,438
Rambus, Inc. (a)(d)	153,264	1,839,168
Rubicon Technology, Inc. (a)(d)	25,049	109,214
Rudolph Technologies, Inc. (a)(d)	29,614	365,141
Semtech Corp. (a)	87,042	2,518,125
Sigma Designs, Inc. (a)	37,658	277,539
Silicon Image, Inc. (a)	93,605	682,380
Silicon Laboratories, Inc. (a)(d)	57,784	2,926,182
Skyworks Solutions, Inc.	236,651	20,766,125
Spansion, Inc. Class A (a)	77,410	2,792,953
STR Holdings, Inc. (a)	12,410	19,980
SunEdison Semiconductor Ltd.	32,293	776,970
SunEdison, Inc. (a)(d)	314,043	6,952,912
SunPower Corp. (a)(d)	63,864	2,085,798
Synaptics, Inc. (a)(d)	46,424	3,990,143
Teradyne, Inc.	265,875	5,136,705
Tessera Technologies, Inc.	64,088	2,567,365
Texas Instruments, Inc.	1,321,231	77,688,383
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultra Clean Holdings, Inc. (a)	31,064	$ 256,589
Ultratech, Inc. (a)(d)	31,408	566,600
Veeco Instruments, Inc. (a)(d)	53,983	1,645,942
Vitesse Semiconductor Corp. (a)(d)	75,820	312,378
Xcerra Corp. (a)	63,706	578,450
Xilinx, Inc.	331,008	14,024,809
		732,089,833
Software - 3.8%
A10 Networks, Inc. (a)(d)	15,911	68,895
ACI Worldwide, Inc. (a)(d)	149,880	2,975,118
Activision Blizzard, Inc.	619,364	14,443,568
Adobe Systems, Inc. (a)	595,364	47,093,292
Advent Software, Inc.	54,924	2,425,993
American Software, Inc. Class A	10,878	104,864
ANSYS, Inc. (a)	112,596	9,679,878
Aspen Technology, Inc. (a)	119,658	4,619,397
Autodesk, Inc. (a)	284,146	18,253,539
Barracuda Networks, Inc. (a)	18,881	719,177
Blackbaud, Inc.	58,932	2,675,513
Bottomline Technologies, Inc. (a)(d)	44,605	1,181,140
BroadSoft, Inc. (a)	38,869	1,222,819
BSQUARE Corp. (a)	11,182	54,456
CA Technologies, Inc.	400,065	13,010,114
Cadence Design Systems, Inc. (a)(d)	363,072	6,664,187
Callidus Software, Inc. (a)(d)	61,695	881,622
CDK Global, Inc.	202,055	9,462,236
Citrix Systems, Inc. (a)	196,548	12,515,194
CommVault Systems, Inc. (a)(d)	56,734	2,738,550
Comverse, Inc. (a)	23,221	416,585
Covisint Corp. (a)(d)	39,763	99,408
Cyan, Inc. (a)	15,676	59,099
Datawatch Corp. (a)(d)	9,730	64,705
Digimarc Corp. (d)	7,244	192,111
Digital Turbine, Inc. (a)(d)	41,910	151,295
Document Security Systems, Inc. (a)	19,824	8,524
Ebix, Inc. (d)	33,380	877,226
Electronic Arts, Inc. (a)	389,832	22,290,594
Ellie Mae, Inc. (a)(d)	31,804	1,680,841
EnerNOC, Inc. (a)(d)	25,460	343,455
Envivio, Inc. (a)	6,801	9,861
EPIQ Systems, Inc.	38,746	681,930
ePlus, Inc. (a)	7,158	595,331
Evolving Systems, Inc.	4,973	43,166
FactSet Research Systems, Inc.	53,360	8,300,148
Fair Isaac Corp.	40,570	3,453,318
FalconStor Software, Inc. (a)	37,427	60,257
FireEye, Inc. (a)(d)	35,761	1,583,139
Fortinet, Inc. (a)	171,078	5,749,932
Gigamon, Inc. (a)	24,871	498,912
Glu Mobile, Inc. (a)	121,651	611,905
GSE Systems, Inc. (a)	388	590

	Shares	Value
Guidance Software, Inc. (a)(d)	13,894	$ 81,558
Guidewire Software, Inc. (a)(d)	89,098	4,959,195
HubSpot, Inc.	6,676	274,317
Imperva, Inc. (a)	28,752	1,325,467
Infoblox, Inc. (a)	59,635	1,386,514
Informatica Corp. (a)(d)	135,700	5,827,637
Interactive Intelligence Group, Inc. (a)(d)	22,204	942,338
Intuit, Inc.	357,102	34,863,868
Jive Software, Inc. (a)	30,754	155,615
Liquid Holdings Group, Inc. (a)	3,912	1,116
Majesco Entertainment Co. (a)	2,850	3,392
Manhattan Associates, Inc. (a)	94,877	4,729,618
Mavenir Systems, Inc. (a)(d)	13,085	190,648
Mentor Graphics Corp.	118,491	2,779,799
Microsoft Corp.	10,370,912	454,764,491
MicroStrategy, Inc. Class A (a)	12,438	2,218,193
Mitek Systems, Inc. (a)(d)	15,896	50,867
MobileIron, Inc.	11,083	98,971
Model N, Inc. (a)	14,428	178,474
Monotype Imaging Holdings, Inc.	47,766	1,528,990
NetScout Systems, Inc. (a)(d)	49,002	1,975,761
NetSol Technologies, Inc. (a)	10,165	60,990
NetSuite, Inc. (a)(d)	45,731	4,409,383
Nuance Communications, Inc. (a)	310,392	4,438,606
Oracle Corp.	4,071,556	178,415,584
Parametric Technology Corp. (a)	137,771	4,774,454
Park City Group, Inc. (a)(d)	12,676	161,239
Paycom Software, Inc. (d)	17,750	565,870
Pegasystems, Inc.	44,128	873,293
Progress Software Corp. (a)	56,172	1,535,742
Proofpoint, Inc. (a)(d)	38,476	2,179,281
PROS Holdings, Inc. (a)(d)	29,264	716,090
QAD, Inc.:
Class A	10,065	216,398
Class B	4,298	82,651
Qlik Technologies, Inc. (a)	106,112	3,442,273
Qualys, Inc. (a)(d)	28,775	1,324,513
Rally Software Development Corp. (a)(d)	17,478	207,988
RealPage, Inc. (a)(d)	66,111	1,337,426
Red Hat, Inc. (a)	234,242	16,190,807
Rosetta Stone, Inc. (a)	15,141	155,952
Rovi Corp. (a)	119,303	2,968,259
salesforce.com, Inc. (a)	737,835	51,190,992
SeaChange International, Inc. (a)(d)	36,866	278,338
ServiceNow, Inc. (a)	175,474	13,381,647
Silver Spring Networks, Inc. (a)(d)	33,407	328,725
Smith Micro Software, Inc. (a)(d)	41,455	61,768
SolarWinds, Inc. (a)	80,188	4,067,937
Solera Holdings, Inc.	82,773	4,613,767
Sonic Foundry, Inc. (a)	155	1,259
Splunk, Inc. (a)	148,649	9,996,645
SS&C Technologies Holdings, Inc.	90,428	5,487,171
Symantec Corp.	865,049	21,764,633
Synchronoss Technologies, Inc. (a)(d)	41,067	1,817,625
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	196,845	$ 9,135,576
Tableau Software, Inc. (a)	57,949	5,447,785
Take-Two Interactive Software, Inc. (a)(d)	106,405	2,818,668
Tangoe, Inc. (a)(d)	45,871	569,259
TeleCommunication Systems, Inc. Class A (a)	49,377	158,006
TeleNav, Inc. (a)(d)	29,532	251,613
The Rubicon Project, Inc.	10,357	195,022
TiVo, Inc. (a)	121,206	1,355,083
Tubemogul, Inc. (a)(d)	9,693	133,957
Tyler Technologies, Inc. (a)	42,244	5,042,666
Ultimate Software Group, Inc. (a)(d)	35,394	5,827,445
Varonis Systems, Inc. (d)	6,875	212,369
Vasco Data Security International, Inc. (a)(d)	33,825	866,597
Verint Systems, Inc. (a)	81,394	4,954,860
VirnetX Holding Corp. (a)(d)	42,196	318,580
VMware, Inc. Class A (a)	107,804	9,170,886
Voltari Corp. (a)(d)	4,240	3,116
Vringo, Inc. (a)	98,619	68,806
Wave Systems Corp. Class A (a)	27,069	22,738
Workday, Inc. Class A (a)(d)	121,756	10,410,138
Zendesk, Inc. (d)	29,196	721,725
Zynga, Inc. (a)	810,418	1,863,961
		1,113,494,875
Technology Hardware, Storage & Peripherals - 4.1%
3D Systems Corp. (a)(d)	128,953	3,929,198
Apple, Inc.	7,376,864	947,631,914
Astro-Med, Inc.	4,606	64,530
Concurrent Computer Corp.	6,675	40,985
Cray, Inc. (a)(d)	56,559	1,689,417
Crossroads Systems, Inc. (a)(d)	9,071	23,494
Dataram Corp. (a)	556	1,323
Diebold, Inc.	89,599	3,198,684
Dot Hill Systems Corp. (a)	109,713	445,435
Electronics for Imaging, Inc. (a)	55,580	2,256,548
EMC Corp.	2,556,560	73,986,846
Hewlett-Packard Co.	2,351,745	81,934,796
Hutchinson Technology, Inc. (a)(d)	41,790	145,011
Imation Corp. (a)	42,037	171,931
Immersion Corp. (a)	59,681	496,546
Intevac, Inc. (a)(d)	17,689	121,347
Lexmark International, Inc. Class A	71,862	3,065,633
NCR Corp. (a)	216,141	6,356,707
NetApp, Inc.	397,664	15,369,714
Nimble Storage, Inc. (a)(d)	33,564	847,827
QLogic Corp. (a)	107,276	1,610,213
Quantum Corp. (a)(d)	334,686	545,538
Qumu Corp. (a)	6,017	90,315
SanDisk Corp.	276,736	22,119,508

	Shares	Value
Scan-Optics, Inc. (a)	300	$ 0
Seagate Technology LLC	409,782	25,045,876
Silicon Graphics International Corp. (a)(d)	44,110	407,135
Super Micro Computer, Inc. (a)(d)	48,860	1,963,195
Transact Technologies, Inc.	3,411	22,240
U.S.A. Technologies, Inc. (a)(d)	38,549	90,783
Video Display Corp. (a)	2,957	7,067
Violin Memory, Inc. (a)(d)	107,011	420,553
Western Digital Corp.	273,632	29,273,151
Xplore Technologies Corp. (a)	2,067	14,531
		1,223,387,991
TOTAL INFORMATION TECHNOLOGY		5,648,935,918
MATERIALS - 3.6%
Chemicals - 2.4%
A. Schulman, Inc.	37,252	1,586,190
Air Products & Chemicals, Inc.	240,611	37,569,002
Airgas, Inc.	83,385	9,774,390
Albemarle Corp. U.S.	140,182	7,930,096
American Vanguard Corp. (d)	23,997	270,446
Ashland, Inc.	82,040	10,469,945
Axalta Coating Systems	74,612	2,118,981
Axiall Corp.	84,668	3,920,975
Balchem Corp.	41,590	2,450,483
BioAmber, Inc. (a)(d)	11,869	110,144
Cabot Corp.	93,185	4,204,507
Calgon Carbon Corp.	83,129	1,714,951
Celanese Corp. Class A	194,171	11,089,106
CF Industries Holdings, Inc.	62,279	19,071,698
Chase Corp.	6,000	258,420
Chemtura Corp. (a)(d)	110,727	2,906,584
Codexis, Inc. (a)	27,884	98,431
Core Molding Technologies, Inc. (a)	5,919	83,464
Cytec Industries, Inc.	88,511	4,649,483
E.I. du Pont de Nemours & Co.	1,136,937	88,510,545
Eastman Chemical Co.	182,232	13,568,995
Ecolab, Inc.	338,423	39,101,393
Ferro Corp. (a)	111,135	1,416,971
Flotek Industries, Inc. (a)(d)	68,404	1,168,340
FMC Corp.	170,174	10,790,733
FutureFuel Corp.	31,043	381,829
H.B. Fuller Co. (d)	59,885	2,676,860
Hawkins, Inc.	10,959	427,291
Huntsman Corp.	258,167	5,798,431
Innophos Holdings, Inc.	26,761	1,502,095
Innospec, Inc.	50,796	2,243,659
International Flavors & Fragrances, Inc.	100,480	12,251,526
Intrepid Potash, Inc. (a)	76,176	1,075,605
KMG Chemicals, Inc.	10,303	223,266
Koppers Holdings, Inc.	30,390	489,887
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	33,124	$ 668,442
Kronos Worldwide, Inc.	34,238	419,758
LSB Industries, Inc. (a)(d)	24,837	933,374
LyondellBasell Industries NV Class A	522,121	44,855,415
Marrone Bio Innovations, Inc. (a)(d)	15,737	55,080
Metabolix, Inc. (a)(d)	41,636	27,063
Minerals Technologies, Inc.	52,154	3,819,237
Monsanto Co.	607,034	73,105,105
NewMarket Corp. (d)	14,138	6,660,412
Olin Corp.	89,630	2,513,225
OM Group, Inc.	38,003	1,094,106
OMNOVA Solutions, Inc. (a)	52,644	419,573
Penford Corp. (a)	13,306	250,552
Platform Specialty Products Corp. (a)	153,412	3,954,961
PolyOne Corp.	113,750	4,520,425
PPG Industries, Inc.	171,805	40,439,461
Praxair, Inc.	364,983	46,681,326
Quaker Chemical Corp.	17,331	1,406,931
Rayonier Advanced Materials, Inc.	58,598	1,087,579
Rentech, Inc. (a)(d)	218,177	298,902
RPM International, Inc.	164,614	8,321,238
Senomyx, Inc. (a)(d)	49,192	261,701
Sensient Technologies Corp.	58,886	3,745,738
Sherwin-Williams Co.	101,661	28,993,717
Sigma Aldrich Corp.	149,748	20,674,209
Stepan Co.	25,296	1,039,160
The Dow Chemical Co.	1,387,457	68,318,383
The Mosaic Co.	389,604	20,750,309
The Scotts Miracle-Gro Co. Class A	62,435	4,090,117
Trecora Resources (a)	28,770	415,151
Tredegar Corp.	28,306	581,971
Trinseo SA (d)	14,093	255,647
Tronox Ltd. Class A	73,931	1,599,867
Valhi, Inc. (d)	25,435	159,223
Valspar Corp.	93,904	8,136,782
W.R. Grace & Co. (a)	91,586	9,080,752
Westlake Chemical Corp.	54,245	3,621,396
Zep, Inc.	26,320	437,702
		715,598,712
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	5,481,734
Headwaters, Inc. (a)(d)	105,333	1,729,568
Martin Marietta Materials, Inc.	76,164	10,840,422
U.S. Concrete, Inc. (a)(d)	16,515	503,708
United States Lime & Minerals, Inc.	1,189	80,258
Vulcan Materials Co.	158,161	13,127,363
		31,763,053
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	6,511	329,847
Aptargroup, Inc.	80,686	5,314,787

	Shares	Value
Avery Dennison Corp.	111,643	$ 5,978,483
Ball Corp.	171,717	12,313,826
Bemis Co., Inc.	120,781	5,894,113
Berry Plastics Group, Inc. (a)	144,563	4,959,957
Crown Holdings, Inc. (a)	177,862	9,426,686
Graphic Packaging Holding Co.	407,056	6,142,475
Greif, Inc. Class A	45,093	1,984,092
MeadWestvaco Corp.	211,721	11,233,916
Myers Industries, Inc. (d)	29,894	594,891
Owens-Illinois, Inc. (a)	201,469	5,270,429
Packaging Corp. of America	121,238	10,045,781
Rock-Tenn Co. Class A	172,991	11,874,102
Sealed Air Corp.	260,906	12,296,500
Silgan Holdings, Inc.	68,205	3,915,649
Sonoco Products Co.	124,970	5,852,345
UFP Technologies, Inc. (a)	2,454	56,835
		113,484,714
Metals & Mining - 0.5%
A.M. Castle & Co. (a)(d)	36,860	118,689
AK Steel Holding Corp. (a)(d)	237,608	1,050,227
Alcoa, Inc.	1,481,963	21,918,233
Allegheny Technologies, Inc.	131,939	4,441,067
Allied Nevada Gold Corp. (a)(d)	116,057	116,057
Ampco-Pittsburgh Corp.	10,414	195,263
Carpenter Technology Corp.	70,077	2,968,462
Century Aluminum Co. (a)	60,542	1,148,482
Cliffs Natural Resources, Inc. (d)	197,662	1,352,008
Coeur d'Alene Mines Corp. (a)(d)	146,764	857,102
Commercial Metals Co.	150,267	2,261,518
Compass Minerals International, Inc.	41,066	3,723,454
Comstock Mining, Inc. (a)	56,723	45,946
Freeport-McMoRan, Inc.	1,301,128	28,143,399
Friedman Industries	2,001	12,966
General Moly, Inc. (a)(d)	60,513	26,626
Globe Specialty Metals, Inc.	84,020	1,398,933
Gold Resource Corp.	67,805	234,605
Golden Minerals Co. (a)(d)	71,014	35,528
Handy & Harman Ltd. (a)	5,646	236,737
Haynes International, Inc.	14,826	598,674
Hecla Mining Co.	450,485	1,495,610
Horsehead Holding Corp. (a)(d)	61,719	792,472
Kaiser Aluminum Corp. (d)	23,771	1,795,899
Materion Corp.	26,862	983,686
McEwen Mining, Inc. (a)(d)	267,762	302,571
Mines Management, Inc. (a)(d)	24,109	12,537
Molycorp, Inc. (a)(d)	202,465	189,872
Newmont Mining Corp.	624,352	16,439,188
Noranda Aluminium Holding Corp.	73,305	241,907
Nucor Corp.	395,877	18,618,095
Olympic Steel, Inc.	12,703	191,688
Paramount Gold & Silver Corp. (a)(d)	159,171	178,272
Reliance Steel & Aluminum Co.	109,200	6,225,492
Royal Gold, Inc. (d)	82,657	5,959,570
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
RTI International Metals, Inc. (a)(d)	38,097	$ 1,061,763
Ryerson Holding Corp. (d)	8,791	53,449
Schnitzer Steel Industries, Inc. Class A	32,409	508,821
Silver Bull Resources, Inc. (a)(d)	60,971	7,926
Solitario Exploration & Royalty Corp. (a)	18,115	15,416
Steel Dynamics, Inc.	285,609	5,203,796
Stillwater Mining Co. (a)(d)	150,988	2,189,326
SunCoke Energy, Inc.	82,551	1,506,556
Synalloy Corp.	8,615	130,087
Timberline Resources Corp. (a)(d)	1,582	1,028
TimkenSteel Corp.	51,850	1,558,611
U.S. Antimony Corp. (a)	24,962	16,722
United States Steel Corp. (d)	182,416	4,368,863
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	150,627
Walter Energy, Inc. (d)	65,194	62,912
Worthington Industries, Inc.	71,924	1,941,948
		143,088,686
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	50,323	1,792,002
Clearwater Paper Corp. (a)	24,633	1,504,091
Deltic Timber Corp.	13,533	895,614
Domtar Corp. (d)	76,534	3,459,337
International Paper Co.	527,482	29,755,260
Kapstone Paper & Packaging Corp.	106,018	3,653,380
Louisiana-Pacific Corp. (a)(d)	169,247	2,848,427
Mercer International, Inc. (SBI) (a)	53,199	759,150
Neenah Paper, Inc.	22,009	1,329,784
P.H. Glatfelter Co.	53,576	1,312,612
Resolute Forest Products (a)(d)	124,589	2,272,503
Schweitzer-Mauduit International, Inc.	39,736	1,860,440
Verso Corp. (a)	23,529	56,470
Wausau-Mosinee Paper Corp. (d)	73,993	694,794
		52,193,864
TOTAL MATERIALS		1,056,129,029
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
8x8, Inc. (a)(d)	108,218	801,895
Alaska Communication Systems Group, Inc. (a)	135,810	228,161
AT&T, Inc.	6,508,169	224,922,321
Atlantic Tele-Network, Inc.	16,949	1,166,600
CenturyLink, Inc.	713,537	27,014,511
Cincinnati Bell, Inc. (a)	238,118	797,695
Cogent Communications Group, Inc.	64,769	2,378,318
Consolidated Communications Holdings, Inc. (d)	61,850	1,316,168
Elephant Talk Communication, Inc. (a)(d)	63,184	39,187

	Shares	Value
FairPoint Communications, Inc. (a)(d)	43,838	$ 741,301
Frontier Communications Corp.	1,228,311	9,801,922
General Communications, Inc. Class A (a)	33,964	471,081
Globalstar, Inc. (a)(d)	350,014	903,036
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	305,136
IDT Corp. Class B	44,765	942,303
inContact, Inc. (a)(d)	68,590	803,189
Inteliquent, Inc.	40,660	599,735
Intelsat SA (a)(d)	32,748	405,093
Iridium Communications, Inc. (a)(d)	122,967	1,178,024
Level 3 Communications, Inc. (a)	347,237	18,702,185
Lumos Networks Corp.	23,791	409,681
ORBCOMM, Inc. (a)(d)	70,388	401,212
Premiere Global Services, Inc. (a)	64,433	627,577
Straight Path Communications, Inc. Class B (a)(d)	22,382	455,474
Towerstream Corp. (a)(d)	47,502	107,355
Verizon Communications, Inc.	5,212,384	257,752,389
Vonage Holdings Corp. (a)(d)	257,043	1,166,975
Windstream Holdings, Inc. (d)	761,428	6,007,667
Zayo Group Holdings, Inc. (d)	38,761	1,134,147
		561,580,338
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(d)	15,589	113,488
Leap Wireless International, Inc. rights (a)	51,525	129,843
NTELOS Holdings Corp.	10,948	49,485
RingCentral, Inc. (a)(d)	30,636	483,130
SBA Communications Corp. Class A (a)	157,732	19,670,758
Shenandoah Telecommunications Co.	25,420	739,468
Spok Holdings, Inc.	43,148	802,121
Sprint Corp. (a)(d)	1,006,054	5,150,996
T-Mobile U.S., Inc. (a)	330,009	10,900,197
Telephone & Data Systems, Inc.	127,836	3,252,148
U.S. Cellular Corp. (a)(d)	27,310	1,035,868
		42,327,502
TOTAL TELECOMMUNICATION SERVICES		603,907,840
UTILITIES - 3.0%
Electric Utilities - 1.6%
Allete, Inc.	57,065	3,129,445
American Electric Power Co., Inc.	608,625	35,044,628
Cleco Corp.	77,341	4,209,671
Duke Energy Corp.	887,792	69,736,062
Edison International	406,529	26,119,488
El Paso Electric Co.	52,601	1,989,370
Empire District Electric Co.	52,048	1,319,417
Entergy Corp.	225,404	17,921,872
Eversource Energy	396,217	20,504,230
Exelon Corp.	1,075,292	36,473,905
FirstEnergy Corp.	519,113	18,158,573
Genie Energy Ltd. Class B	11,430	83,325
Great Plains Energy, Inc.	198,778	5,289,483
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Hawaiian Electric Industries, Inc.	141,071	$ 4,662,397
IDACORP, Inc.	76,754	4,806,335
ITC Holdings Corp.	194,232	7,522,605
MGE Energy, Inc.	49,873	2,149,028
NextEra Energy, Inc.	547,144	56,607,518
NRG Yield, Inc. Class A	38,525	1,976,718
OGE Energy Corp.	256,838	8,349,803
Otter Tail Corp.	51,440	1,683,117
Pepco Holdings, Inc.	324,703	8,812,439
Pinnacle West Capital Corp.	173,049	11,088,980
PNM Resources, Inc.	88,029	2,513,228
Portland General Electric Co. (d)	105,772	3,944,238
PPL Corp.	830,206	28,310,025
Southern Co.	1,125,180	51,521,992
UIL Holdings Corp.	67,226	3,398,274
Unitil Corp.	19,695	669,236
Westar Energy, Inc.	158,635	6,162,970
Xcel Energy, Inc.	624,123	22,019,059
		466,177,431
Gas Utilities - 0.2%
AGL Resources, Inc.	154,913	7,607,777
Atmos Energy Corp.	123,163	6,532,566
Chesapeake Utilities Corp.	17,450	823,640
Delta Natural Gas Co., Inc.	3,078	61,375
Gas Natural, Inc.	8,386	84,699
Laclede Group, Inc.	48,203	2,494,987
National Fuel Gas Co. (d)	112,990	7,277,686
New Jersey Resources Corp.	51,240	3,206,599
Northwest Natural Gas Co. (d)	34,699	1,639,528
ONE Gas, Inc.	75,398	3,137,311
Piedmont Natural Gas Co., Inc. (d)	100,435	3,746,226
Questar Corp.	223,693	5,229,942
South Jersey Industries, Inc.	42,574	2,413,094
Southwest Gas Corp.	59,138	3,386,242
UGI Corp.	217,071	7,378,243
WGL Holdings, Inc.	56,924	3,036,895
		58,056,810
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	11,125
Black Hills Corp.	56,412	2,867,422
Calpine Corp. (a)	439,998	9,327,958
Dynegy, Inc. (a)	126,182	3,516,692
NRG Energy, Inc.	423,505	10,155,650
Ormat Technologies, Inc. (d)	46,312	1,579,239

	Shares	Value
Pattern Energy Group, Inc. (d)	55,577	$ 1,546,152
Terraform Power, Inc.	37,950	1,318,004
The AES Corp.	831,368	10,782,843
U.S. Geothermal, Inc. (a)	163,207	75,091
Vivint Solar, Inc. (d)	34,907	281,699
		41,461,875
Multi-Utilities - 1.0%
Alliant Energy Corp. (d)	146,690	9,329,484
Ameren Corp.	299,826	12,715,621
Avista Corp.	75,556	2,576,460
CenterPoint Energy, Inc.	534,808	11,118,658
CMS Energy Corp.	322,535	11,330,655
Consolidated Edison, Inc.	360,876	22,785,711
Dominion Resources, Inc.	730,428	52,656,555
DTE Energy Co.	223,774	18,356,181
Integrys Energy Group, Inc.	105,359	7,873,478
MDU Resources Group, Inc.	236,188	5,266,992
NiSource, Inc.	390,938	16,775,150
NorthWestern Energy Corp.	51,587	2,795,500
PG&E Corp.	595,508	31,996,645
Public Service Enterprise Group, Inc.	634,567	26,689,888
SCANA Corp.	172,426	9,819,661
Sempra Energy	289,445	31,317,949
TECO Energy, Inc.	270,488	5,309,679
Vectren Corp.	101,909	4,550,237
Wisconsin Energy Corp. (d)	322,632	16,447,779
		299,712,283
Water Utilities - 0.1%
American States Water Co.	52,884	2,122,235
American Water Works Co., Inc.	245,033	13,251,385
Aqua America, Inc.	258,851	6,844,020
Artesian Resources Corp. Class A	8,755	190,159
Cadiz, Inc. (a)(d)	14,651	168,487
California Water Service Group	51,749	1,315,977
Connecticut Water Service, Inc.	5,010	185,871
Middlesex Water Co.	7,054	164,076
Pure Cycle Corp. (a)(d)	17,116	78,905
SJW Corp.	14,844	493,415
York Water Co.	5,248	124,220
		24,938,750
TOTAL UTILITIES		890,347,149
TOTAL COMMON STOCKS (Cost $19,313,660,832)		29,257,098,288
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 3/5/15 to 6/25/15 (e) (Cost $16,997,237)	$ 17,000,000	16,999,113
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	334,364,401	$ 334,364,401
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	1,608,966,148	1,608,966,148
TOTAL MONEY MARKET FUNDS (Cost $1,943,330,549)		1,943,330,549
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $21,273,988,618)	31,217,427,950
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(1,715,378,235)
NET ASSETS - 100%	$ 29,502,049,715
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
92 CME S&P 500 Index Contracts (United States)	March 2015	$ 48,364,400	$ 3,038,532
1,406 CME E-mini S&P 500 Index Contracts (United States)	March 2015	147,826,840	7,231,287
95 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2015	14,293,700	1,103,345
232 ICE Russell 2000 Index Contracts (United States)	March 2015	28,573,120	2,195,716
TOTAL EQUITY INDEX CONTRACTS		$ 239,058,060	$ 13,568,880

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,999,113.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 342,139
Fidelity Securities Lending Cash Central Fund	10,095,616
Total	$ 10,437,755
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,867,245,113	$ 3,867,245,113	$ -	$ -
Consumer Staples	2,477,418,900	2,477,418,900	-	-
Energy	2,160,857,918	2,160,857,744	-	174
Financials	5,080,477,124	5,080,467,231	6,520	3,373
Health Care	4,195,627,087	4,168,687,375	26,939,712	-
Industrials	3,276,152,210	3,276,152,210	-	-
Information Technology	5,648,935,918	5,648,935,918	-	-
Materials	1,056,129,029	1,056,129,029	-	-
Telecommunication Services	603,907,840	603,777,997	-	129,843
Utilities	890,347,149	890,347,149	-	-
U.S. Government and Government Agency Obligations	16,999,113	-	16,999,113	-
Money Market Funds	1,943,330,549	1,943,330,549	-	-
Total Investments in Securities:	$ 31,217,427,950	$ 31,173,349,215	$ 43,945,345	$ 133,390
Derivative Instruments:
Assets
Futures Contracts	$ 13,568,880	$ 13,568,880	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 13,568,880	$ -
Total Value of Derivatives	$ 13,568,880	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including securities loaned of $1,560,102,861) - See accompanying schedule: Unaffiliated issuers (cost $19,330,658,069)	$ 29,274,097,401
Fidelity Central Funds (cost $1,943,330,549)	1,943,330,549
Total Investments (cost $21,273,988,618)		$ 31,217,427,950
Segregated cash with brokers for derivative instruments		1,746,360
Cash		1,125,884
Receivable for investments sold		8,798,611
Receivable for fund shares sold		178,078,010
Dividends receivable		55,184,160
Distributions receivable from Fidelity Central Funds		906,362
Receivable from investment adviser for expense reductions		411,429
Other receivables		355,579
Total assets		31,464,034,345

Liabilities
Payable for investments purchased	$ 2,897,750
Payable for fund shares redeemed	346,758,524
Accrued management fee	850,437
Payable for daily variation margin for derivative instruments	1,471,485
Other affiliated payables	698,221
Other payables and accrued expenses	342,065
Collateral on securities loaned, at value	1,608,966,148
Total liabilities		1,961,984,630

Net Assets		$ 29,502,049,715
Net Assets consist of:
Paid in capital		$ 19,528,005,222
Undistributed net investment income		103,296,310
Accumulated undistributed net realized gain (loss) on investments		(86,260,100)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,957,008,283
Net Assets		$ 29,502,049,715

Statement of Assets and Liabilities - continued

February 28, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($1,943,258,915 ÷ 31,554,829 shares)	$ 61.58

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($18,860,116,866 ÷ 306,232,124 shares)	$ 61.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,307,281,034 ÷ 21,228,919 shares)	$ 61.58

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,022,584,897 ÷ 16,606,604 shares)	$ 61.58

Class F: Net Asset Value, offering price and redemption price per share ($6,368,808,003 ÷ 103,400,914 shares)	$ 61.59

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends		$ 509,971,879
Interest		10,406
Income from Fidelity Central Funds		10,437,755
Total income		520,420,040

Expenses
Management fee	$ 9,896,480
Transfer agent fees	6,899,749
Independent compensation	103,467
Miscellaneous	38,077
Total expenses before reductions	16,937,773
Expense reductions	(3,398,553)	13,539,220
Net investment income (loss)		506,880,820
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	155,573,169
Futures contracts	46,002,473
Total net realized gain (loss)		201,575,642
Change in net unrealized appreciation (depreciation) on: Investment securities	2,775,151,156
Assets and liabilities in foreign currencies	71
Futures contracts	(356,611)
Total change in net unrealized appreciation (depreciation)		2,774,794,616
Net gain (loss)		2,976,370,258
Net increase in net assets resulting from operations		$ 3,483,251,078

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 506,880,820	$ 367,553,418
Net realized gain (loss)	201,575,642	94,663,450
Change in net unrealized appreciation (depreciation)	2,774,794,616	4,093,768,020
Net in net assets resulting from operations	3,483,251,078	4,555,984,888
Distributions to from net investment income	(439,015,704)	(333,228,634)
Share transactions - net increase (decrease)	2,735,964,444	3,674,586,365
Redemption fees	389,476	409,245
Total increase (decrease) in net assets	5,780,589,294	7,897,751,864

Net Assets
Beginning of period	23,721,460,421	15,823,708,557
End of period (including undistributed net investment income of 103,296,310 and undistributed net investment income of $64,203,855, respectively)	$ 29,502,049,715	$ 23,721,460,421

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss) B	1.10	.92	.87	.68	.61
Net realized and unrealized gain (loss)	6.51	10.74	4.40	.96	7.03
Total from investment operations	7.61	11.66	5.27	1.64	7.64
Distributions from net investment income	(.94)	(.80)	(.77)	(.65)	(.60)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.94)	(.80)	(.77)	(.65)	(.62)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 61.58	$ 54.91	$ 44.05	$ 39.55	$ 38.56
Total ReturnA	13.94%	26.62%	13.50%	4.46%	24.39%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.91%	1.85%	2.15%	1.84%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,943,259	$ 1,694,212	$ 1,305,435	$ 3,379,770	$ 6,289,666
Portfolio turnover rateD	2%	2%	3%	17%	4%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss) B	1.13	.94	.89	.69	.62
Net realized and unrealized gain (loss)	6.52	10.73	4.39	.97	7.03
Total from investment operations	7.65	11.67	5.28	1.66	7.65
Distributions from net investment income	(.97)	(.82)	(.78)	(.66)	(.61)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.97)	(.82)	(.78)	(.66)	(.63)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 61.59	$ 54.91	$ 44.06	$ 39.56	$ 38.56
Total ReturnA	14.02%	26.65%	13.53%	4.51%	24.43%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	1.96%	1.89%	2.18%	1.87%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,860,117	$ 14,943,835	$ 10,262,592	$ 6,536,903	$ 5,078,759
Portfolio turnover rateD	2%	2%	3%	17%	4%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	1.13	.94	.89	.36
Net realized and unrealized gain (loss)	6.52	10.75	4.40	5.26
Total from investment operations	7.65	11.69	5.29	5.62
Distributions from net investment income	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 61.58	$ 54.91	$ 44.05	$ 39.55
Total ReturnB, C	14.01%	26.69%	13.55%	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.04%	.05%	.06%	.06%A
Expenses net of all reductions	.04%	.05%	.06%	.06%A
Net investment income (loss)	1.97%	1.90%	2.19%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307,281	$ 1,254,047	$ 876,155	$ 693,534
Portfolio turnover rateF	2%	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 54.90	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	1.14	.95	.90	.36
Net realized and unrealized gain (loss)	6.52	10.73	4.39	5.26
Total from investment operations	7.66	11.68	5.29	5.62
Distributions from net investment income	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 61.58	$ 54.90	$ 44.05	$ 39.55
Total ReturnB, C	14.04%	26.67%	13.57%	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.06%	.06%	.06%A
Expenses net of fee waivers, if any	.04% M	.05% L	.05% L	.05%A, L
Expenses net of all reductions	.04% M	.05% L	.05% L	.05%A, L
Net investment income (loss)	1.97%	1.90%	2.20%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,022,585	$ 740,877	$ 546,329	$ 189,758
Portfolio turnover rateF	2%	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .045%. MAmount represents .038%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended February 28,	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss) B	1.14	.95	.90	.69	.63
Net realized and unrealized gain (loss)	6.51	10.74	4.39	.97	7.02
Total from investment operations	7.65	11.69	5.29	1.66	7.65
Distributions from net investment income	(.98)	(.83)	(.79)	(.66)	(.61)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.98)	(.83)	(.79)	(.66)	(.63)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 61.59	$ 54.92	$ 44.06	$ 39.56	$ 38.56
Total ReturnA	14.01%	26.69%	13.55%	4.51%	24.43%
Ratios to Average Net Assets C, E
Expenses before reductions	.04% I	.05% H	.05% H	.06%	.07%
Expenses net of fee waivers, if any	.04% I	.05% H	.05% H	.06%	.07%
Expenses net of all reductions	.04% I	.05% H	.05% H	.06%	.07%
Net investment income (loss)	1.97%	1.90%	2.20%	1.89%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,368,808	$ 5,088,489	$ 2,833,198	$ 1,494,616	$ 745,283
Portfolio turnover rateD	2%	2%	3%	17%	4%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.01 per share. HAmount represents .045%. IAmount represents .038%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,988,019,586
Gross unrealized depreciation	(1,107,205,246)
Net unrealized appreciation (depreciation) on securities	$ 9,880,814,340

Tax Cost	$ 21,336,613,610

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 103,638,372
Capital loss carryforward	$ (10,066,220)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,880,814,411

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (10,066,220)

The tax character of distributions paid was as follows:

	February 28, 2015	February 28, 2014
Ordinary Income	$ 439,015,704	$ 333,228,634

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $46,002,473 and a change in net unrealized appreciation (depreciation) of $(356,611) related to its investment in futures contracts. These amounts are is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares, other than short-term securities, aggregated $3,607,798,035 and $547,687,760, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2014, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .045% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the period, the total annual management fee rate was .038% of average net assets.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2014, under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .065%, .035%, .035%, and .015% of average net assets, respectively. Prior to July 1, 2014 Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 1,100,222.062
Fidelity Advantage Class	5,252,222.032
Institutional Class	431,184.032
Fidelity Advantage Institutional Class	116,121.015
	$ 6,899,749

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38,077 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,095,616.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Investor Class	.10%	$ 9,207
Fidelity Advantage Class	.06%/.05%*	2,876,958
Institutional Class	.05%/.04%*	370,431
Fidelity Advantage Institutional Class	.045%/.035%*	119,902
Class F	.035%*	20,042

* Expense limitation effective July 1, 2014.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,521.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $492.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2015	2014
From net investment income
Investor Class	$ 28,904,286	$ 24,178,210
Fidelity Advantage Class	280,925,671	212,433,599
Institutional Class	22,120,082	16,995,240
Fidelity Advantage Institutional Class	13,655,535	11,661,673
Class F	93,410,130	67,959,912
Total	$ 439,015,704	$ 333,228,634

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
Investor Class
Shares sold	11,146,915	13,726,971	$ 643,746,007	$ 685,400,376
Reinvestment of distributions	481,106	466,133	28,350,004	23,728,673
Shares redeemed	(10,928,650)	(12,971,415)	(634,264,919)	(649,468,987)
Net increase (decrease)	699,371	1,221,689	$ 37,831,092	$ 59,660,062
Fidelity Advantage Class
Shares sold	68,056,591	72,166,611	$ 3,937,110,814	$ 3,601,364,439
Reinvestment of distributions	4,282,439	3,745,162	252,482,338	190,913,094
Shares redeemed	(38,248,720)	(36,714,608)	(2,200,569,878)	(1,840,823,512)
Net increase (decrease)	34,090,310	39,197,165	$ 1,989,023,274	$ 1,951,454,021
Institutional Class
Shares sold	6,784,326	7,454,458	$ 390,867,675	$ 381,027,979
Reinvestment of distributions	376,112	333,909	22,120,082	16,995,240
Shares redeemed	(8,771,607)	(4,837,839)	(514,925,337)	(242,799,293)
Net increase (decrease)	(1,611,169)	2,950,528	$ (101,937,580)	$ 155,223,926
Fidelity Advantage Institutional Class
Shares sold	7,451,506	4,684,496	$ 441,626,023	$ 230,291,144
Reinvestment of distributions	231,729	228,738	13,655,535	11,661,673
Shares redeemed	(4,571,120)	(3,821,617)	(266,559,444)	(196,468,546)
Net increase (decrease)	3,112,115	1,091,617	$ 188,722,114	$ 45,484,271
Class F
Shares sold	26,091,484	37,948,097	$ 1,528,157,446	$ 1,934,234,147
Reinvestment of distributions	1,585,411	1,330,096	93,410,130	67,959,912
Shares redeemed	(16,933,790)	(10,922,888)	(999,242,032)	(539,429,974)
Net increase (decrease)	10,743,105	28,355,305	$ 622,325,544	$ 1,462,764,085

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Total Market Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Total Market Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 27, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 174 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and FMR Investment Management (U.K.) Limited (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, FMR Investment Management (U.K.) Limited, Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

Class F designates 100% and 93%, of the dividends distributed in April and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class F designates 100% and 97%, of the dividends distributed in April and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STI-F-ANN-0415
1.899048.105

Item 2. Code of Ethics

As of the end of the period, February 28, 2015, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Spartan Extended Market Index Fund, Spartan International Index Fund, Spartan Total Market Index Fund and Spartan 500 Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$84,000	$-	$4,500	$6,900
Spartan International Index Fund	$86,000	$-	$172,800	$6,500
Spartan Total Market Index Fund	$97,000	$-	$6,500	$10,700
Spartan 500 Index Fund	$115,000	$-	$8,000	$17,100

February 28, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$83,000	$-	$4,400	$5,300
Spartan International Index Fund	$85,000	$-	$28,900	$5,500
Spartan Total Market Index Fund	$96,000	$-	$6,400	$8,300
Spartan 500 Index Fund	$116,000	$-	$4,400	$16,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2015A	February 28, 2014A
Audit-Related Fees	$5,900,000	$4,970,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2015 A	February 28, 2014 A
PwC	$8,335,000	$5,565,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015